Putnam
Hartford
Capital
Manager
variable
annuity

Putnam
Hartford
Capital
Manager
Trust
variable
life

Putnam
Hartford
Capital
Access
variable
annuity



[HARTFORD LOGO OMITTED]

annual
report


DECEMBER 31, 1998

[SCALE LOGO OMITTED]


To the contract-holders and policy-owners of Putnam Capital Manager Trust Separate Accounts

The year just ended was one of unusual contrasts. As resurgent financial and political instability swept through many of the world's developing nations, global capital markets experienced an unusual level of volatility. As is often the case, this volatility brought opportunity, which Putnam portfolio managers and analysts sought to exploit in an effort to maximize the performance of each portfolio. Among both the world's equity and fixed-income markets, the U.S. markets once again commanded the lead during 1998.

EQUITIES

* United States Low inflation, moderate economic growth, three Federal Reserve Board rate cuts, an apparent absence of repercussions from the presidential crisis and Middle East military action, and nascent signs of an Asian economic comeback propelled U.S. equities to another stellar year. Although plagued by substantial volatility, particularly over the summer, the stock market finished with a rally. Large-cap stocks continued to lead, with growth outpacing value. Technology and retail stocks were the big winners, with energy and basic materials lagging behind.

* Europe The core markets of Western Europe gained nearly 50% during the first six months of the year only to see those gains entirely whittled away by the first weeks of October. While the markets rebounded somewhat during the fourth quarter, European equities have not fully recovered and thus continue to offer attractive valuations. Although the transition to Europe's new Economic and Monetary Union may bring along some volatility, we believe European stock markets are poised for solid performance in the coming year.

* Pacific Rim After hobbling along toward recovery in the early months of 1998, Asian stock markets plunged once again over the summer as financial instability spread to Russia and Latin America. Also at that time, investors renewed their focus on the inability of the Japanese government to resolve that nation's economic recession and banking crisis. Asian markets, including Japan's, began to rebound in the fourth quarter of 1998. By then Japan had begun the process of recovery and central banks in a number of countries including the United States put forth accommodative interest-rate cuts in response to signs of economic slowdown.

FIXED INCOME

* United States After weathering quite a bit of volatility, the U.S. fixed-income market finished the year on solid footing. The most action came during the third quarter, when international investors fairly galloped toward the perceived safety of U.S. Treasury bonds in the wake of renewed instability in Asia, Russia, and other emerging markets. The global flight to safety drove Treasury yields to their lowest levels in modern history, while prices on mortgage-backed, corporate, high-yield, and other fixed-income investments dropped precipitously. By year's end, the U.S. bond market was fairly valued and, with world economies slowing, we believe U.S. bonds remain an attractive investment for 1999.

* Global Most of the world's bond markets enjoyed relatively favorable conditions of low inflation and low interest rates over the period. Many governments exhibited signs of fiscal responsibility, and when global economic growth threatened to slow unacceptably, central banks attempted to stimulate growth through interest-rate cuts. The effect was positive and bond markets in the United States, Europe, the United Kingdom, Japan, Australia, and North America posted positive returns for the year. In the final quarter of 1998, European markets were the star performers, with peripheral markets doing especially well. Japan's market declined sharply, and the U.S. market was stagnant as investors sold positions taken during the prior quarter's flight to quality.

* High Yield Despite a favorable backdrop of ongoing U.S. economic strength and low inflation, the high-yield market took a significant hit during the summer. Signs of recession overseas, an unexpectedly weak U.S. employment report, lower-than-expected corporate earnings forecasts, Russia's financial collapse, and broad-based selling of high-yield debt by distressed hedge funds to meet margin calls created a sky-is-falling atmosphere. In response, investors stampeded out of just about any fixed-income security that involved credit risk. During the fourth quarter, however, the high-yield bond market began to recover as investors began to increase their appetite for risk. Top-performing industries included forest products/containers, telecommunications and media, and food/tobacco.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice.

SUB-ACCOUNT PERFORMANCE SUMMARY
------------------------------------------------------------------------------------------------------------------------
Total return at unit value
(as of 12/31/98)                                                 Five years                          10 years
Putnam Capital Manager                   1 year          Cumulative      Annualized         Cumulative      Annualized
------------------------------------------------------------------------------------------------------------------------
Asia Pacific Growth                      -6.80%               --%             --%                --%             --%
 ........................................................................................................................
Diversified Income                       -2.74             22.58            4.16                 --              --
 ........................................................................................................................
The George Putnam Fund of Boston            --                --              --                 --              --
 ........................................................................................................................
Global Asset Allocation                  11.95             78.10           12.24             186.92           11.12
 ........................................................................................................................
Global Growth                            27.91             85.67           13.17                 --              --
 ........................................................................................................................
Growth and Income                        13.81            123.47           17.45             284.59           14.42
 ........................................................................................................................
Health Sciences                             --                --              --                 --              --
 ........................................................................................................................
High Yield                               -7.17             32.71            5.82             123.48            8.37
 ........................................................................................................................
International Growth                     17.05                --              --                 --              --
 ........................................................................................................................
International Growth and Income           9.73                --              --                 --              --
 ........................................................................................................................
International New Opportunities          13.97                --              --                 --              --
 ........................................................................................................................
Investors                                   --                --              --                 --              --
 ........................................................................................................................
Money Market                              3.74             18.85            3.51              47.14            3.94
 ........................................................................................................................
New Opportunities                        22.65                --              --                 --              --
 ........................................................................................................................
New Value                                 4.78                --              --                 --              --
 ........................................................................................................................
OTC & Emerging Growth                       --                --              --                 --              --
 ........................................................................................................................
Research                                    --                --              --                 --              --
 ........................................................................................................................
U.S. Government and High Quality Bond     6.75             30.89            5.53             109.91            7.70
 ........................................................................................................................
Utilities Growth and Income              13.32             92.20           13.96                 --              --
 ........................................................................................................................
Vista                                    17.82                --              --                 --              --
 ........................................................................................................................
Voyager                                  22.64            135.56           18.69             445.02           18.48
------------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT PERFORMANCE SUMMARY (continued)
------------------------------------------------------------------------------------
Total return at unit value
(as of 12/31/98)                                            Life
Putnam Capital Manager                         Cumulative          Annualized
------------------------------------------------------------------------------------
Asia Pacific Growth                            -14.48%++++           -4.17%
 ....................................................................................
Diversified Income                              24.89+++              4.29
 ....................................................................................
The George Putnam Fund of Boston                 2.42++++++             --
 ....................................................................................
Global Asset Allocation                        202.56*               10.68
 ....................................................................................
Global Growth                                  149.40+               11.12
 ....................................................................................
Growth and Income                              355.67*               14.91
 ....................................................................................
Health Sciences                                  8.49++++++             --
 ....................................................................................
High Yield                                     137.42*                8.25
 ....................................................................................
International Growth                            34.03+++++           15.86
 ....................................................................................
International Growth and Income                 29.22+++++           13.75
 ....................................................................................
International New Opportunities                 12.26+++++            5.98
 ....................................................................................
Investors                                       14.32++++++             --
 ....................................................................................
Money Market                                    53.81*                4.03
 ....................................................................................
New Opportunities                              148.05**              21.47
 ....................................................................................
New Value                                       21.51+++++           10.29
 ....................................................................................
OTC & Emerging Growth                           -0.20++++++             --
 ....................................................................................
Research                                        24.97***                --
 ....................................................................................
U.S. Government and High Quality Bond          113.05*                7.18
 ....................................................................................
Utilities Growth and Income                    128.26++              13.17
 ....................................................................................
Vista                                           43.17+++++           19.76
 ....................................................................................
Voyager                                        454.26*               17.00
------------------------------------------------------------------------------------


SUB-ACCOUNT PERFORMANCE SUMMARY (continued)

Total return at CDSC
(as of 12/31/98)                                                 Five years                          10 years
Putnam Capital Manager                   1 year          Cumulative      Annualized         Cumulative      Annualized
------------------------------------------------------------------------------------------------------------------------
Asia Pacific Growth                     -11.79%                --%            --%                --%             --%
 ........................................................................................................................
Diversified Income                       -7.98              18.98           3.54                 --              --
 ........................................................................................................................
The George Putnam Fund of Boston            --                 --             --                 --              --
 ........................................................................................................................
Global Asset Allocation                   6.55              74.50          11.78             186.92           11.12
 ........................................................................................................................
Global Growth                            22.51              82.07          12.73                 --              --
 ........................................................................................................................
Growth and Income                         8.41             119.87          17.07             284.59           14.42
 ........................................................................................................................
Health Sciences                             --                 --             --                 --              --
 ........................................................................................................................
High Yield                              -12.14              29.11           5.24             123.48            8.37
 ........................................................................................................................
International Growth                     11.65                 --             --                 --              --
 ........................................................................................................................
International Growth and Income           4.33                 --             --                 --              --
 ........................................................................................................................
International New Opportunities           8.57                 --             --                 --              --
 ........................................................................................................................
Investors                                   --                 --             --                 --              --
 ........................................................................................................................
Money Market                             -1.66              15.25           2.88              47.14            3.94
 ........................................................................................................................
New Opportunities                        17.25                 --             --                 --              --
 ........................................................................................................................
New Value                                -0.62                 --             --                 --              --
 ........................................................................................................................
OTC & Emerging Growth                       --                 --             --                 --              --
 ........................................................................................................................
Research                                    --                 --             --                 --              --
 ........................................................................................................................
U.S. Government and High Quality Bond     1.35              27.29           4.94             109.91            7.70
 ........................................................................................................................
Utilities Growth and Income               7.92              88.60          13.53                 --              --
 ........................................................................................................................
Vista                                    12.42                 --             --                 --              --
 ........................................................................................................................
Voyager                                  17.24             131.96          18.33             445.02           18.48
------------------------------------------------------------------------------------------------------------------------


SUB-ACCOUNT PERFORMANCE SUMMARY (continued)

Total return at CDSC
(as of 12/31/98)                                            Life
Putnam Capital Manager                         Cumulative          Annualized
------------------------------------------------------------------------------------
Asia Pacific Growth                            -18.26%++++           -5.35%
 ....................................................................................
Diversified Income                              22.19+++              3.86
 ....................................................................................
The George Putnam Fund of Boston                -2.98++++++             --
 ....................................................................................
Global Asset Allocation                        202.56*               10.68
 ....................................................................................
Global Growth                                  149.40+               11.12
 ....................................................................................
Growth and Income                              355.67*               14.91
 ....................................................................................
Health Sciences                                  3.09++++++             --
 ....................................................................................
High Yield                                     137.42*                8.25
 ....................................................................................
International Growth                            28.63+++++           13.49
 ....................................................................................
International Growth and Income                 23.82+++++           11.33
 ....................................................................................
International New Opportunities                  6.86+++++            3.39
 ....................................................................................
Investors                                        8.92++++++             --
 ....................................................................................
Money Market                                    53.81*                4.03
 ....................................................................................
New Opportunities                              144.45**              21.09
 ....................................................................................
New Value                                       16.11+++++            7.79
 ....................................................................................
OTC & Emerging Growth                           -5.59++++++             --
 ....................................................................................
Research                                        19.57***                --
 ....................................................................................
U.S. Government and High Quality Bond          113.05*                7.18
 ....................................................................................
Utilities Growth and Income                    126.46++              13.04
 ....................................................................................
Vista                                           37.77+++++           17.47
 ....................................................................................
Voyager                                        454.26*               17.00
------------------------------------------------------------------------------------


       Past performance is not indicative of future results. This performance summary and the unit value and performance data included in the following subaccount discussions apply only to Putnam Capital Manager variable annuity contracts. Performance data for variable life insurance policies are not included.

       All total return figures at CDSC are for subaccounts of the Hartford Life Insurance Company Separate Account and
       are based on the change in unit value, which reflects expenses, such as account charges and fees applied at the contract level; figures at CDSC reflect deductions for the applicable contingent deferred sales charge. The CDSC starts at 6% and declines over 8 years. The underlying mutual funds were active before the effective dates for other separate accounts. Performance data represent past results, with no adjustments made for taxes on reinvested distributions payable upon withdrawal. Future unit values and investment returns may vary so an investor's units, when redeemed, may be worth more or less than their original cost. Performance for other separate accounts will differ.

     * Commencement of operations: February 1, 1988.

     + Commencement of operations: May 1, 1990.

    ++ Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

   +++ Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

    ** Commencement of operations: May 2, 1994.

  ++++ Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

 +++++ Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

++++++ Commencement of operations: April 30, 1998. The short-term results of a relatively new fund/class, such as these funds/classes, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower.

   *** Commencement of operations: September 30, 1998. The short-term results of a relatively new fund/class, such as these funds/classes, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for this fund during the period; without the limitation, total return would have been lower.




Total return at unit value
(as of 12/31/98)                                                 Five years                          10 years
Putnam Capital Access                    1 year          Cumulative      Annualized         Cumulative      Annualized
------------------------------------------------------------------------------------------------------------------------
Asia Pacific Growth                      -6.94%                --%            --%                --%             --%
 ........................................................................................................................
Diversified Income                       -3.06              20.95           3.88                 --              --
 ........................................................................................................................
The George Putnam Fund of Boston            --                 --             --                 --              --
 ........................................................................................................................
Global Asset Allocation                  12.46              77.11          12.11             181.81           10.92
 ........................................................................................................................
Global Growth                            27.72              83.53          12.91                 --              --
 ........................................................................................................................
Growth and Income                        13.42             120.47          17.13             274.87           14.13
 ........................................................................................................................
Health Sciences                             --                 --             --                 --              --
 ........................................................................................................................
High Yield                               -7.30              31.20           5.58             118.12            8.11
 ........................................................................................................................
International Growth                     16.42                 --             --                 --              --
 ........................................................................................................................
International Growth and Income           9.81                 --             --                 --              --
 ........................................................................................................................
International New Opportunities          13.70                 --             --                 --              --
 ........................................................................................................................
Investors                                   --                 --             --                 --              --
 ........................................................................................................................
Money Market                              3.61              17.55           3.29              43.77            3.70
 ........................................................................................................................
New Opportunities                        22.35                 --             --                 --              --
 ........................................................................................................................
New Value                                 4.53                 --             --                 --              --
 ........................................................................................................................
OTC & Emerging Growth                       --                 --             --                 --              --
 ........................................................................................................................
Research                                    --                 --             --                 --              --
 ........................................................................................................................
U.S. Government and High Quality Bond     6.60              29.32           5.28             104.82            7.43
 ....................................................................................................................................
Utilities Growth and Income              13.17              90.02          13.70                 --              --
 ........................................................................................................................
Vista                                    17.61                 --             --                 --              --
 ........................................................................................................................
Voyager                                  22.28             132.51          18.38             431.30           18.18
------------------------------------------------------------------------------------------------------------------------


Total return at unit value (continued)
(as of 12/31/98)                                            Life
Putnam Capital Access                          Cumulative          Annualized
------------------------------------------------------------------------------------
Asia Pacific Growth                            -15.18%++++             -4.39%
 ....................................................................................
Diversified Income                              23.14+++                4.01
 ....................................................................................
The George Putnam Fund of Boston                 2.66++++++               --
 ....................................................................................
Global Asset Allocation                        196.43*                 10.47
 ....................................................................................
Global Growth                                  144.26+                 10.85
 ....................................................................................
Growth and Income                              343.10*                 14.62
 ....................................................................................
Health Sciences                                  8.09++++++               --
 ....................................................................................
High Yield                                     131.18*                  7.98
 ....................................................................................
International Growth                            32.99+++++             15.40
 ....................................................................................
International Growth and Income                 29.01+++++             13.66
 ....................................................................................
International New Opportunities                 11.73+++++              5.73
 ....................................................................................
Investors                                       15.42++++++               --
 ....................................................................................
Money Market                                    49.93*                  3.78
 ....................................................................................
New Opportunities                              145.20**                21.17
 ....................................................................................
New Value                                       20.92+++++             10.02
 ....................................................................................
OTC & Emerging Growth                           -0.08++++++               --
 ....................................................................................
Research                                        24.81***                  --
 ....................................................................................
U.S. Government and High Quality Bond          107.40*                  6.91
 ....................................................................................
Utilities Growth and Income                    124.56++                12.89
 ....................................................................................
Vista                                           42.55+++++             19.50
 ....................................................................................
Voyager                                        439.03*                 16.70
------------------------------------------------------------------------------------

       Past performance is not indicative of future results. This performance summary and the unit value and performance data included in the following subaccount discussions apply only to Putnam Capital Access variable annuity contracts. Performance data for variable life insurance policies are not included.

     * Commencement of operations:  February 1, 1988.

     + Commencement of operations:  May 1, 1990.

    ++ Commencement of operations:  May 4, 1992. The fund's inception date was May 1, 1992.

   +++ Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

    ** Commencement of operations: May 2, 1994.

  ++++ Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

 +++++ Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

++++++ Commencement of operations: April 30, 1998. The short-term results of a relatively new fund/class, such as these funds/classes, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower.

   *** Commencement of operations: September 30, 1998. The short-term results of a relatively new fund/class, such as this fund/class, are not necessarily indicative of their long-term prospects. Expense limitations were in effect for this fund during the period; without the limitation, total return would have been lower.



Putnam Asia Pacific Growth
Sub-Account

Many countries in the Pacific Rim continued to experience financial and political instability over the past year. Nevertheless, there were a few bright spots, notably Japan, where the government finally implemented some economic reforms that appear to be taking hold. Korea and Thailand also showed signs of economic bottoming over the period, even evidencing slight improvement as the year drew to a close. Since the financial crisis first hit Asia in mid 1997, we have been repositioning assets to maximize fund performance. For the 12 months ended December 31, 1998, Putnam Asia Pacific Growth Sub-Account provided a total return of -6.80% at unit value.

The fund realized gains from stocks in several markets over the period, including Australia, Hong Kong, Korea, and Japan. In fact, the Korean stock market had a startling rebound during 1998 as the Korean chaebols (conglomerates) began important restructuring programs that entailed selling unrelated and unprofitable businesses. Korean semiconductor holdings provided particularly strong returns. These companies benefited from the same good conditions that supported European computer and telecommunications producers. The fund also enjoyed substantial gains from its Korean utility holdings. In Australia, bank holdings provided top returns.

In Japan, we have been targeting companies that have undertaken reforms to become more shareholder oriented; at period's end, Japanese holdings accounted for approximately one-half of the portfolio. Within the Japanese market, the fund has major positions in semiconductors, pharmaceuticals, and consumer products. In the pharmaceutical sector, we have focused on attractively priced stocks with similar growth prospects to their higher-priced U.S. and European counterparts.

Over the next several months, we will remain watchful of financial and political developments throughout the region. Although many countries continue to experience instability, some appear to be on the path to recovery. As always, we will diversify the portfolio while continuing to seek those stocks that offer the highest prospects for superior growth.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Mainly common stocks of companies located in Asia and the Pacific Basin
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                    Capital Manager $8.55
                                                     Capital Access $10.54
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.



Putnam Diversified Income
Sub-Account

As financial and political instability in many of the world's developing nations continued over the 12 months ended December 31, 1998, each of Putnam Diversified Income Sub-Account's three investment sectors -- U.S. government and investment grade, foreign, and high yield -- felt the effects in some manner. Although the markets revived a bit during the last months of the period, the fund closed the annual period with disappointing results, with the subaccount posting a total return of -2.74% at unit value for the 12 months ended December 31, 1998.

For prudent investors, volatility can yield opportunity, and the recent period was no exception. In order to maximize the portfolio's potential to outperform the broad fixed-income market over the long term, we continued to emphasize the so-called spread sectors -- those areas of the fixed-income market offering the most attractive yields, such as high-yield bonds, high-grade corporate issues, mortgage-backed securities, and some emerging-markets debt. This strategy benefited the fund for the most part, although a dramatic about-face occurred toward the end of the period. The fund's U.S. Treasury and mortgage-backed securities became the portfolio's dominant performers as a result of the global flight to quality, while the high-yield and investment-grade corporate positions experienced a severe setback. Fortunately, our focus on the core bond markets of Europe helped provide some much-needed ballast in the wake of capsizing emerging-markets debt.

In the high-yield market, global investors' sky-is-falling attitude during the summer effectively eradicated seven years of price gains. Nevertheless, we are holding firm in the fund's high-yield positioning. The same forces that pushed Treasury bonds, stocks, and high-yield bonds higher for most of the period remain in place, and continue to provide ideal conditions for high-yield investing. Bonds of telecommunications, broadcasting, cable, and financial services companies remain our primary high-yield focus.

Among international markets, the fund's European bond positions posted solid returns. The fund's exposure to emerging-markets, although limited, hindered returns somewhat. Looking ahead, we remain optimistic about the fund's positioning and its ability to play to the strongest bond sectors and de-emphasize those that may be underperforming.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income consistent with preservation of capital
--------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government securities, high-yield bonds, and international instruments
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $12.49
                                                      Capital Access $9.48
--------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Putnam The George Putnam
Fund of Boston Sub-Account

With stock and bond markets experiencing a great deal of volatility over the past several months, a conservative strategy and diversified portfolio once again served Putnam The George Putnam Fund of Boston Sub-Account well. The fund maintained a classic balanced portfolio combining undervalued, dividend-paying stocks of companies undergoing positive change with bonds from the Treasury, mortgage-backed, corporate, and high-yield debt markets. For the period from April 30, 1998, through December 31, 1998, the subaccount provided a total return of 2.42% at unit value.

As investors grappled with recurrent financial difficulties in Asia, Russia, and Latin America, the resulting market turmoil of July and August impacted both stock and bond holdings in the portfolio. The fund's Treasury holdings provided a shining exception, however, rallying strongly when international investors shunned risk and flocked to the perceived safety of these top-quality investments. To minimize the negative impact on the fund's bond holdings, we reduced corporate and high-yield positions, which were particularly affected by investors' aversion to risk. During the market turmoil, the fund's utilities and consumer staples holdings were top performers. These companies concentrate their operations in the United States, making them less vulnerable to negative events abroad.

The fund also benefited from an overall improvement in the performance of large-capitalization value stocks relative to large-capitalization growth stocks. While large-cap growth stocks still outpaced their value counterparts, value stocks closed the gap considerably to turn in solid performance. Beginning in September, both stock and bond markets began to recover following three Federal Reserve Board interest-rate cuts. In the fourth quarter, the fund's stock and bond holdings rallied, with pharmaceutical stocks among the best performers.

While capital markets may experience additional volatility in the months ahead, we believe the fund's conservative strategy and balanced portfolio position it well for a variety of market conditions.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation and current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and bonds
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $10.24
                                                     Capital Access $10.40
--------------------------------------------------------------------------



Putnam Global Asset Allocation
Sub-Account

As world financial markets continued to wrestle with the resurgent financial turmoil in many developing countries, Putnam Global Asset Allocation Sub-Account demonstrated anew the value of a multifaceted portfolio. Each of the three portfolios -- growth, balanced, and conservative -- performed exactly as it was supposed to, providing investors with a means to undertake well-diversified, all-weather investment programs. For the 12 months ended December 31, 1998, the subaccount provided a total return of 11.95% at unit value.

For much of the year, U.S. equities performed extremely well, although in late summer the market took a decided dip as investors grew skittish about continued financial and economic turmoil among developing nations. Stocks recovered as fall wore on, closing out their fourth consecutive year of sparkling returns. Large-capitalization stocks continued to outpace small- and mid-cap stocks, and companies whose operations were primarily domestic fared better than manufacturers and exporters with links to Asia.

Within the U.S. bond market, the global flight to quality drove yields on Treasuries to their lowest levels in modern history. Corporate bonds, mortgage-backed securities, and asset-backed securities underperformed Treasuries by a wide margin, creating an opportunity for us to take advantage of these attractively priced sectors to position the portfolio for the future. By year's end, these securities had begun to recover.

International markets bore the brunt of the global correction, with stock markets in the Pacific Rim faring particularly poorly. The portfolio had minimal exposure in the region, although South Korea, Hong Kong, and Singapore did provide some opportunities. European equities also provided solid returns. In contrast, foreign government bond markets benefited from global turmoil and the resulting flight to quality, as well as benign inflation and relatively low interest rates. The portfolio benefited most from its European fixed-income investments, as European markets registered gains only slightly behind those provided by U.S. bonds. Emerging-markets debt was hit hard by global financial woes, and our underweighting there proved beneficial.

The volatility of the recent period has also brought opportunity and we feel confident that the fund's diverse asset structure and all-weather investment strategies position it well for what lies ahead.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
--------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $30.26
                                                     Capital Access $10.19
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam Global Growth
Sub-Account

In the wake of worldwide disruptions in securities markets during late summer and early fall, the managers of Putnam Global Growth Sub-Account made some significant shifts among the portfolio's sector and industry allocations. Most equity portfolios have had to make adjustments; in the fund's case, we increased the weighting in U.S. stocks, shifting assets out of the emerging markets and much of Asia. As a result of these moves, the fund tallied solid gains for the period, with the subaccount posting a total return of 27.91% at unit value for the 12 months ended December 31, 1998.

Although most securities markets rebounded in late fall, it appears likely to us that economic and corporate earnings growth rates may soon slow. At this point, we believe the United States offers the largest selection of high-quality growth companies as well as a more stable situation in which the government has the fiscal and monetary tools needed to mitigate any extended slowdown. In building up the fund's U.S. stock weighting, we reduced its European holdings, substantially eliminated the fund's emerging-markets position and, with the exception of Japan, eliminated holdings in developed Asian economies. However, the fund retains an overweight European position, and these markets performed steadily over the period.

Among sectors, technology, telecommunications, and food retailers remain top areas of focus. We continued to de-emphasize cyclical and commodity-related companies. During the period, the fund benefited from its holdings in top-performing U.S. technology and European information technology service companies as well as European cellular equipment companies.

Although the coming months may bring slower economic and corporate earnings growth, the fund's research-driven stock selection process should continue to produce solid long-term investment opportunities.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $24.94
                                                     Capital Access $10.43
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam Growth and Income
Sub-Account

An eventful fiscal year ended in upbeat fashion for Putnam Growth and Income Sub-Account as strong results in the final weeks of the period helped the fund achieve a total return comfortably in line with its long-term results. This performance is particularly gratifying, as it comes during a period when many other equity portfolios were showing negative returns. For the 12 months ended December 31, 1998, the subaccount posted a total return of 13.81% at unit value.

Perhaps more important than the comparison with other equity funds is the fact that the management team achieved these results while holding firmly to the fund's investment style at a time when other types of stocks were in greater favor and might have yielded more attractive short-term results. Experience has shown that the undervalued dividend-paying stocks we seek out for the fund's portfolio can perform competitively over the long term while exposing the fund to less risk than the overall market.

During the period, our value-oriented strategy led us to add to several existing portfolio positions. In the first quarter of 1998, for example, we added to holdings in oil and technology-hardware companies; these sectors were among the most stable in the late-summer slump. Before the decline, we also trimmed industrial and retail company holdings while adding to utilities positions. Finally, we bought more of several financial stocks when their prices were discounted by half in August and September. Many have since rallied.

Consolidation in the oil and automotive industries boosted fund performance when fund holdings Chrysler Corporation and Amoco Corporation responded positively to merger plans. During this period, when economic worries hurt many stocks, our emphasis on companies experiencing positive internal change also strengthened returns, with holdings in the pharmaceutical, technology, and utility sectors proving to be relatively resilient.

We believe the sturdiness of the fund's portfolio in a challenging year confirms the effectiveness of our investment process and makes us confident amid ongoing uncertainty about the economy.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and convertible securities
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $45.57
                                                     Capital Access $10.44
--------------------------------------------------------------------------



Putnam Health Sciences
Sub-Account

The recent annual period again proved the power of investing in the health-care industry, namely that its products and services tend to stay in demand regardless of overall economic conditions. In a year that saw extreme fluctuations in the fortunes of many stocks, health-care issues, while not immune to the shifts in investor sentiment, certainly weathered them better than those of many other industries. For the period from April 30, 1998, through December 31, 1998, Putnam Health Sciences Sub-Account provided a total return of 8.49% at unit value.

Fund performance benefited mainly from astute stock selection and although we inevitably missed a few opportunities, the fund had no big losers among large positions. While performance was quite solid, the fund's smaller-capitalization stocks as a group were a material drag on results. Nevertheless we remain optimistic about the prospects for many of the small-cap health-care stocks, although the bulk of the fund's assets remain invested in midcap and large-cap stocks.

Consolidation remained the big news among health-care companies during the year. Mergers and acquisitions continued among all market segments: pharmaceuticals, medical technology, biotechnology, and medical services. The top-performing sector for the year was biotechnology, followed closely by medical technology and pharmaceutical companies. The fund enjoyed solid performance from holdings in all three categories while mostly steering clear of the poor-performing medical services area. However, fund performance was somewhat negatively affected by an October selloff in large-capitalization pharmaceutical stocks.

Toward the end of the period, we began to consolidate fund holdings by selling a number of smaller positions and concentrating assets more in specific stocks with strong growth prospects. In the months ahead, we currently expect to continue to seek opportunities within the medical technology and pharmaceutical areas. We remain cautious about the health-care services area.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $10.85
                                                     Capital Access $10.79
--------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.



Putnam High Yield
Sub-Account

The changes in the high-yield bond market environment from the first half of 1998 to the second half were as dramatic as night and day. During the first half of the year, a positive economic backdrop in the United States, combined with strong market fundamentals, helped propel high-yield bond prices. In late summer, however, a flight to quality swept the global securities markets, bringing the worst period for high-yield bonds since 1990's recession-bound third quarter. Putnam High Yield Sub-Account returns reflect this difficult environment; for the 12 months ended December 31, 1998, the subaccount posted a total return of -7.17% at unit value.

Despite the market's volatility, the fund's strategic underweighting in steel and other commodities proved beneficial, as did our focus on growth-oriented industries that are typically strong in high-yield bond issuance. For example, high equity valuations, favorable regulatory developments, and new technologies have allowed the telecommunications sector to evolve rapidly as one of today's most dynamic growth industries. Within this sector, the fund found opportunities among fiber-optic cable companies, wireless operators, and competitive local exchange carriers (CLECs).

Merger and acquisition activity continued to benefit certain high-yield companies during the period. Corporate bond issuers in the cable television and broadcasting industries continued to take advantage of relaxed regulations, which have increased competition for lucrative business. Aggressive companies in these industries -- including some in the fund's portfolio -- have seized opportunities to secure market share and spread fixed costs over a greater number of households.

As the investment climate has become less averse to risk, investors appear to have rediscovered high-yield bonds as a potential source of high income. Despite the high-yield market's revival over the past couple of months, however, we believe prices have not yet caught up to fundamental values. In managing the fund, we currently plan to continue emphasizing diversification, companies with little exposure to Asia and low commodity price risk, and securities with attractive yields relative to their risk levels.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding, lower-rated corporate bonds and notes
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $23.74
                                                      Capital Access $8.90
--------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.



Putnam International Growth
Sub-Account

Over the past several months, the interconnection and globalization of the world's equity markets have become abundantly clear. Over the summer, worry that the slowdown in Asia, especially the ongoing recession in Japan, could spread around the globe and produce negative corporate profits almost simultaneously prompted investors throughout the world to sell stocks. This sharp selloff was marked by an equally quick rebound. By the end of the year, many international stocks had nearly recouped their losses. The performance of Putnam International Growth Sub-Account reflects this volatility. For the 12 months ended December 31, 1998, the subaccount posted a total return of 17.05% at unit value.

European stock markets led the fourth quarter rebound in international equities. Finland, Ireland, the Netherlands, and Italy were top performers, and astute stock selection enabled the fund to benefit. Global technology companies performed particularly well, with European computer and telecommunications-related companies posting sales and earnings that exceeded expectations. These companies' success spilled over into Japanese components companies and semiconductor-related companies throughout the world. Cellular operators in Asia, North America, and Europe experienced significant subscriber growth as prepaid calling cards proved an extremely popular holiday gift. The fund realized gains from telecommunications holdings in Europe and Canada, as well as semiconductor holdings in France, Japan, and Korea. European Internet-related holdings were also strong performers as anything related to the Internet exploded in December.

The portfolio remains underweight in most Asian and Latin American markets. This positioning boosted fund performance over the period, since these markets remained weak, with the exception of Korea and Thailand, which have shown signs of economic bottoming. We also avoided the poor-performing oil and chemical sectors.

Going forward, we currently expect to continue favoring Continental Europe over the United Kingdom, although we are evaluating some undervalued U.K. media opportunities as well as selected opportunities in Japan.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $13.40
                                                      Capital Access $9.51
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam International Growth and Income
Sub-Account

The past six months have represented an unusual period for international investors. In mid July, many international stocks started on a downward path as global investors reacted to negative events in Japan and Russia. For much of July, August, and September, global stock markets sank. By the end of the year, however, many international stocks were approaching their previous highs. The performance of Putnam International Growth and Income Sub-Account reflects the period's volatility. For the 12 months ended December 31, 1998, the subaccount posted a total return of 9.73% at unit value.

While general market conditions do affect the fund's performance, they represent only a small number of the factors that we use in managing the portfolio. We are far more concerned with company-specific issues than with short-term swings in investor sentiment. Our search for stocks exhibiting cheapness and change leads us to many unsung heroes, or stocks that we believe to be misjudged by the market. For example, over the past several months we uncovered buying opportunities including a Swiss telecommunications firm, a Hong Kong bank, and a Japanese beverage company. Of course, portfolio management also involves making the correct sell decisions. During the period we decided to sell the fund's stake in a French oil company. We believed that the company's strategy on acquisitions had lost its focus and that recent moves could hurt the company's future earnings.

Looking ahead, we are particularly encouraged by the January 1999 debut of the euro, a new currency that unites 11 European Union nations into one currency bloc. The move eliminates fluctuations in exchange rates among those countries, making it simpler and less expensive for many European companies to do business. The euro should also help large multinational companies such as the ones in this fund's portfolio to take advantage of their size, financial strength, and operational excellence.

We believe our insistence on value in the stocks we select helps offset the numerous risks of international investing while still providing the opportunity for strong performance in the coming months.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies located outside the United States
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $12.92
                                                      Capital Access $9.52
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam International New Opportunities
Sub-Account

With financial and economic problems recurring in many developing nations throughout the summer and fall, the annual fiscal period proved quite challenging for Putnam International New Opportunities Sub-Account. For the 12 months ended December 31, 1998, the subaccount posted a total return of 13.97% at unit value.

As currency and stock market problems continued, we reduced the fund's exposure to emerging markets, since these were the most negatively impacted by the difficulties. Two notable exceptions were fund holdings in Greece and Portugal, markets that have enjoyed the benefits of falling interest rates related to the 1999 advent of the European Economic and Monetary Union (EMU). These markets also offer rapidly growing companies that are well-positioned in fast-growing industries such as telecommunications.

Even high-profile European companies have felt the effects of Asian-inspired problems. Early on, we reduced exposure in traditional growth sectors including information technology services, software, and banking -- stocks that bore the brunt of these developments. Instead, we targeted somewhat more defensive industries including retail, media, food services, and pharmaceuticals, which we believe have the potential for positive earnings revisions despite current conditions. We also found opportunities among telecommunications equipment stocks.

Anticipating a more relaxed monetary policy from both the U.S. Federal Reserve Board and eventually the European Central Bank, we have begun to position the fund to benefit when markets revert to more normal valuations. For example, the Japanese pharmaceutical and medical supply industries offer attractively priced stocks with similar growth prospects to their higher-priced U.S. and European counterparts. We have also added several semiconductor stocks to the portfolio and selectively increased emerging-markets holdings by adding attractively valued high-quality companies in solid economies.

As flexible economies, mobile capital flows, and a rising level of shareholder orientation improve the quality and quantity of international equity offerings, we will continue to seek emerging- and developed-market companies that are well positioned for superior growth.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies principally traded outside the
United States
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $11.23
                                                      Capital Access $9.53
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments, that are not present with domestic investments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam Investors
Sub-Account

Despite extreme volatility throughout the year, 1998 proved to be another period of superior growth for U.S. equities, which posted double-digit returns for the fourth consecutive year. Putnam Investors Sub-Account shared fully in the fruits of the market as astute stock selection and a focus on the large-capitalization stocks that led the U.S. equities market produced top-notch performance. Assets under management continued to grow during the period as more and more investors found the underlying fund's large-cap investment focus appealing. For the period from April 30, 1998, through December 31, 1998, the subaccount provided a total return of 14.32% at unit value.

As mergers and acquisitions continued to sweep through various industries, many fund holdings enjoyed rising valuations. In fact, six fund holdings were acquired or merged during the year. The fund also held a number of stocks of companies that acquired other large companies. In some cases, the fund held stocks from both the acquirer and the acquired.

In terms of sectors, technology and retail were top performers for the fund, particularly during the fourth quarter of 1998. Technology stocks with ties to the Internet were especially strong, as were retailers that developed Internet sites. Transportation, consumer staples, consumer cyclical, and communications stocks also contributed to fund performance.

Size and growth also were important factors in the fund's performance, since the market rewarded both in 1998. Companies in the S&P 500 Index that were greater than $30 billion in size rose 37% on average for the year, while companies $2 billion to $5 billion in size rose only 5%.

Similarly, companies in the index with annual growth rates greater than 25% rose 90% on average, compared to a 16% increase for those companies with growth rates of less than 10%. For example, Microsoft, Wal-Mart, and Tyco, three of the largest holdings, rose 115%, 108%, and 68%, respectively, for the year.

It was also a year of consolidation among growth companies. During the year, six fund holdings, among them Telecommunications, Inc., Western Atlas, and BankAmerica, were acquired by other companies.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily high quality common stocks
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $11.43
                                                     Capital Access $10.84
--------------------------------------------------------------------------



Putnam Money Market
Sub-Account

There is no doubt that the unprecedented string of international events that rattled stock and bond markets over the past year unnerved many investors. Fortunately, these events have had a relatively salutary effect on domestic money markets. Indeed, as foreign investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the relative safety of U.S. Treasury bonds and money market funds. At the same time, however, short-term interest rates continued to fall, limiting the yields available on money market securities. Putnam Money Market Sub-Account's recent performance reflects this mixed environment. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 3.74% at unit value.

With interest rates falling throughout the period, we redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. Extending portfolio duration has been one of the most important elements of our strategy. While portfolio duration was relatively neutral at midyear, we have since lengthened it to match or even slightly exceed the average maintained by the fund's peer group. This slightly longer duration helped the fund lock in the highest available money market yields while reducing the frequency with which the fund must reinvest assets in the current falling interest-rate environment.

As always, capital preservation and superior credit quality remained hallmarks of the fund. Over the fiscal period, we bolstered quality even further by increasing the portfolio's holdings of securities issued by U.S. government agencies, which are the highest quality investments available. This move was designed to insulate the portfolio further from increasing market volatility.

In the coming months, we will remain watchful of credit quality and focused on preserving capital while continuing to seek out appropriate opportunities to generate current income in today's low interest-rate environment.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
--------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $1.54
                                                     Capital Access $1.01
--------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which the fund invests, is neither insured nor guaranteed by the U.S. government. There can be no assurance that Putnam VT Money Market Fund will be able to maintain a stable net asset value of $1.00.



Putnam New Opportunities
Sub-Account

The U.S. stock market experienced considerable volatility throughout fiscal 1998. On balance, however, the market finished the year on a positive note as a fourth-quarter recovery virtually eradicated the summer's heavy losses. For most of the year, large-capitalization stocks outpaced mid- and small-cap issues, although the late-year rally was particularly strong for the more aggressive growth stocks in which Putnam New Opportunities Sub-Account invests. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 22.65% at unit value.

Sector weightings and stock selection played the most significant role in fund performance over the year. The fund's top performers came in the media sector, where we maintained an overweight position. Cable, outdoor advertising, and broadcast and radio stocks all made significant contributions to returns. The fund's overweight position in the telecommunications sector also paid off handsomely as long distance and competitive local exchange carrier (CLEC) holdings benefited from much of the growth driven by industry deregulation.

Technology remained the fund's largest sector weighting. Although individual holdings performed well, overall sector performance was only fair. Consumer products and services represented the second largest weighting, and as consumers continued to spend more freely these stocks performed quite well. In health care, the fund remains underweighted relative to its normal position. Over the period, its large-capitalization pharmaceutical holdings outperformed. However, this success was offset by weakness in small- to mid-cap health-care services holdings. Ongoing fears over Medicare spending cuts along with managed care pressure on reimbursements have dampened performance by health-care services stocks. Business services stocks rode a performance roller coaster, doing well early in the year, then dropping in the wake of Year 2000 (Y2K) spending concerns, and finally rebounding toward year's end.

In coming months, we will continue to monitor closely economies around the globe. While we do anticipate some additional market volatility, low inflation and low interest rates provide a solid backdrop for the U.S. equity market, and we believe the fund is well positioned for what lies ahead.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in market sectors with above-average long-term growth potential
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $24.81
                                                     Capital Access $10.57
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam New Value
Sub-Account

Unsettling news from Asia, Russia, and other emerging markets produced waves of volatility in the U.S. equity market over the period. While volatility can be a bit unnerving, it typically provides opportunity -- especially for investors such as Putnam New Value Sub-Account, which seeks undervalued and out-of-favor stocks. The fund did feel the effect of recent events and its performance reflects this market environment. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 4.78% at unit value.

As investors grappled with the implications of recurring financial and economic problems around the globe, the fund remained focused on selecting undervalued, dividend-paying stocks of companies undergoing positive change. Many of these stocks are issued by large companies, and these large-capitalization value stocks have performed quite well since the July equity market downturn. In fact, in comparison with most of the previous three years, the difference in performance between large-capitalization value stocks and market-leading large-capitalization growth stocks has narrowed considerably.

Utilities and technology holdings led performance over the period, followed by financial issues, which recovered from their summer decline. The fund also benefited from the merger and acquisition activity sweeping U.S. industry. Two fund holdings in the oil industry recently announced plans to merge, and their stocks have enjoyed price appreciation as a result. The portfolio's health-care stocks performed well, as the federal government decided to delay legislation on health maintenance organizations. Given expectations that economic growth will soon begin to slow, we reduced holdings in companies whose earnings are dependent on an improving economy, such as industrial and basic material companies.

In coming months, we will continue to seek out opportunities in a variety of industries. As always, we will remain focused on companies experiencing positive internal change and stocks whose potential the overall market has yet to appreciate fully.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and fixed-income securities
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $12.15
                                                     Capital Access $10.30
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam OTC & Emerging Growth
Sub-Account

Small and emerging-growth companies faced more than their share of challenges during Putnam OTC & Emerging Growth Sub-Account's initial reporting period. From April 30, 1998, through December 31, 1998, the subaccount tallied a total return of -0.20% at unit value.

The period represented a study in contrasts. The first three months were marked by performance in strong ascendance. Then, as financial and political instability swept through Russia and parts of Latin America and Asia, global investors turned away from investments carrying virtually any perceived risk. U.S. Treasury bonds and other conservative asset classes were the clear beneficiaries. The small and midsize growth companies in which the fund invests were hit hardest in this flight to safety.

In mid August, when it seemed that matters could become no worse, investor sentiment took a positive turn. Our belief all along had been that the fundamentals and valuations of the fund's universe of small and midsize companies were solid. All that was lacking was positive investor sentiment. With this element finally in place, the stage was set for the resulting stock market rally that proved most beneficial to small and midsize emerging-growth companies.

Because of our commitment to consistency of investment style, the portfolio was already positioned to take maximum advantage of the market advance. We believe that fundamentals remain strong, valuations appear attractive relative to large companies, and sentiment no longer seems negative -- a view that makes us cautiously optimistic about the fund's prospects for the new year.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Above-average growth potential
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of small to medium-size emerging growth companies
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                    Capital Manager $9.98
                                                     Capital Access $10.28
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Putnam Research
Sub-Account

Putnam Research Sub-Account began investment operations on September 30, 1998, with a portfolio consisting solely of recommendations by Putnam Management securities analysts. For the period from September 30, 1998, through December 31, 1998, the subaccount provided a total return of 24.97% at unit value. It should be noted that the subaccount's performance over such a short time may not be indicative of results over longer periods; neither should it be taken as an indication of future returns.

Based on experience gained from similar products, however, we have discovered how the collective expertise of nearly four dozen industry analysts can contribute to a growth-oriented portfolio. This approach has enabled other portfolios to profit from the success of many of our analysts' recommended stocks. At the same time, these portfolios have been able to sidestep some problems when stocks were removed from the portfolio before their prices suffered setbacks.

As the fund begins its first full fiscal year, the management team takes an optimistic view of its prospects. With a low-interest rate, low-inflation environment expected to continue over the next several months, we believe the outlook for the economy and equity markets should remain generally positive. We fully expect further bouts of market volatility, but believe that the economic fundamentals are in place to support the historically higher market valuations.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily through common stocks
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $12.50
                                                     Capital Access $12.48
--------------------------------------------------------------------------



Putnam U.S. Government
and High Quality Bond
Sub-Account

In the wake of renewed financial and political instability in Asia, Russia, and Latin America, global investors staged a dramatic flight to quality that pushed down U.S. Treasury bond yields to their lowest levels in modern history. By playing to the strengths and de-emphasizing the vulnerabilities of Putnam U.S. Government and High Quality Bond Sub-Account's multisector portfolio, we were able to moderate the negative effects of world events while maximizing their positive aspects. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 6.75% at unit value.

Resurgent troubles among numerous developing nations refocused worldwide investor attention on the U.S. Treasury market during the period, producing a most impressive and historic rally. As investors flocked to the high credit quality of U.S. Treasury bonds, the fund's investments in the Treasury market significantly helped performance, buoying its share price as other sectors came under considerable pressure.

Our main focus in the government securities portion of the portfolio during the period, however, was higher-yielding mortgage-backed securities. While at times this emphasis prohibited the fund from participating fully in the Treasury market rally, our concentration on securities with lower prepayment sensitivity, such as adjustable-rate, lower-coupon and 15-year maturity mortgage-backed securities, did benefit the fund.

The global margin call that saw investors flee riskier investments dampened the corporate bond market. A series of interest-rate cuts by the Federal Reserve Board helped to calm volatile, quality-biased bond markets. In November, investors turned their attention to the extraordinary values offered by the spread sectors that had been unfairly punished in the summer's global flight to quality. As high-quality corporate bonds rebounded from their third quarter lows, the investment-grade bond portion of the portfolio benefited.

Given expectations of continued growth and limited inflation, the fund's modestly overweight positions in the so-called spread sectors of high-quality corporate bonds and mortgage-backed securities should continue to serve it well in the months ahead.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Primarily current income consistent with preservation of capital
--------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus corporate bonds rated A or above
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $21.31
                                                     Capital Access $10.30
--------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Putnam Utilities Growth and Income
Sub-Account

For much of the annual period, the investment strategy guiding Putnam Utilities Growth and Income Sub-Account rested heavily on anticipated changes in the utilities markets. Our strong emphasis on gas utilities proved particularly disappointing, since these companies were adversely affected by the warm winter and uncertainty about deregulatory issues. Things began to turn around toward year's end as a volatile summer for both stocks and bonds, coupled with an improving regulatory outlook for utilities companies, brought long overdue attention to these high-yielding stocks. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 13.32% at unit value.

As deregulation continues to create a much more competitive marketplace for utilities companies, many gas and electric utilities are departing from their traditional roles, divesting some assets, acquiring others, forming strategic alliances, and finding themselves with cash available to finance growth. Indeed, some of the fund's financially sound, well-positioned gas and electric companies have already benefited from merger and acquisition decisions. During the period, one of the fund's largest electric utility holdings announced plans to sell its pipeline assets to another fund holding, a move that would provide the seller with reinvestment cash and the buyer with a more cost-effective distribution system.

In the communications area, sharply escalating demand for basic telephone services is reintroducing the word "growth" to the utility sector. With substantial holdings among national and regional telephone utilities, the fund is well-positioned to benefit. The fund is also taking advantage of higher growth rates among international utilities by investing about 7.9% of net assets in companies domiciled outside the United States. Nonutility investments, including stocks and some REITs with high yields, proved to be a boon over the period.

The fund's bond sector is below its customary level, since volatile prices and historically low yields have made current opportunities in other parts of the market seem more attractive. However, as interest rates continue to decline, utilities bonds may offer new opportunities.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks and bonds issued by public utility companies
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $22.83
                                                     Capital Access $11.06
--------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.



Putnam Vista
Sub-Account

Although the past year has been one of the most volatile in more than a decade, U.S. equity markets finished 1998 on an upswing, posting double-digit returns for the fourth consecutive year. As investors gained confidence in the Federal Reserve Board's commitment to the markets, buyers returned, bidding stocks higher. Investors favored growth stocks, particularly the fastest growing technology and internet-related issues, although overall, the market continued to favor large-capitalization stocks over mid- and small-cap issues. Given its current bias toward mid-cap companies, Putnam Vista Sub-Account posted a respectable return, owing largely to the portfolio's strong growth orientation and heavy technology focus throughout the period. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 17.82% at unit value.

Three sectors drove fund performance: technology, retail and consumer products, and financial services. Among consumer holdings, our stock selection and an overweight position in the sector boosted fund returns. In finance, the subaccount's returns were strong but somewhat restrained by our underweight position in securities brokers stocks, which rallied significantly in the fourth quarter. An underweight position in the semiconductor group also dampened results in the fourth quarter as these stocks continued to gain momentum. Utilities holdings contributed strongly to performance, especially our selection among telecommunications service providers. The fund also benefited from its absence in the basic materials sector and our decision to exit the energy sector early in the year. Both sectors performed poorly throughout the year, and energy was the worst-performing mid-cap sector during the fourth quarter.

Looking ahead, we plan to keep the fund fully invested in the market, focusing on the best mid-cap growth companies while keeping a close watch on corporate profits and business inventory and capital spending dislocations related to solving the upcoming uncertainties surrounding the Year 2000 (Y2K) issue.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks with potential for above-average capital growth
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $14.32
                                                     Capital Access $10.25
--------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.



Putnam Voyager
Sub-Account

The financial difficulties of Asia, Russia, and Latin America that produced a sharp correction in the U.S. stock market this summer strained the performance of Putnam Voyager Sub-Account as well during the year just ended. As global investors staged a dramatic flight to safety, they exited stocks, corporate bonds, and virtually any investment with a shred of risk. The Federal Reserve Board came through in the fall with three interest-rate cuts, setting in motion a strong stock market rally that included the growth stocks that form the backbone of this fund's portfolio. For the 12 months ended December 31, 1998, the subaccount tallied a total return of 22.64% at unit value.

The fund maintains its all-weather growth portfolio of large, small, and midsize stocks. As the market rallied in November and December, growth stocks performed quite strongly as did the fund's portfolio. Technology remained a large portfolio sector. Within it, semiconductor and telecommunications equipment stocks turned in particularly strong returns. The fund's media holdings also recovered off depressed levels to deliver superior performance. Cable, outdoor advertising, and broadcast and radio stocks all made significant contributions to fund returns.

Going forward, the stock market appears to have entered new territory in terms of valuations. The overall dynamic of low inflation and moderate economic growth continues to support the market, but over the short term, we would expect volatility to increase as the market reacts to the inevitable fears and uncertainties that will appear in 1999. However, as is often the case, we expect these events to create buying opportunities on quality growth stocks.
--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects
--------------------------------------------------------------------------
UNIT VALUE
December 31, 1998                                   Capital Manager $55.43
                                                     Capital Access $10.74
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.



Fund manager changes

Dana F. Clark has been appointed to the management team of Putnam VT Vista Fund. He joined Putnam in 1987 as manager of executive recruiting and college relations. In 1994, he joined the Global Equity Research Group and is now a portfolio manager in the Midcap Growth Equity Group. He has five years of investment experience.

Kevin M. Cronin has been appointed to the management team of Putnam VT U.S. Government and High Quality Bond Fund. He joined Putnam in 1997 and is now managing director and chief investment officer of the Mortgage and Asset-Backed team within the Core Fixed Income Group. Before coming to Putnam, he was with MFS Investment Management and Liberty Mutual Insurance Company. He has 10 years of investment experience.

Jeffrey A. Kaufman has been appointed to the management team of Putnam VT Diversified Income Fund and Putnam VT High Yield Fund. He is the Emerging Markets Team leader and is responsible for portfolio management of emerging markets debt and currencies. Formerly with MFS Investment Management and Salomon Brothers, he joined Putnam in 1998. He has 8 years of investment experience.

Jennifer E. Leichter has been appointed to the management team of Putnam VT High Yield Fund. As managing director and chief investment officer of the Credit Team within the Fixed-Income Group, she has broad responsibility for Putnam's high-yield, investment-grade corporate, and emerging markets fixed-income investments. She joined Putnam in 1987 and has 15 years of investment experience.

Jeffrey R. Lindsey has been appointed to the management team of Putnam VT New Opportunities Fund. He is a senior portfolio manager in the Large Cap Growth Equity Group. Before coming to Putnam as an analyst in the Global Equity Research Group in 1994, he was with Strategic Portfolio Management and State Street Boston. He has 14 years of investment experience.

Krishna K. Memani has been appointed to the management team of Putnam VT The George Putnam Fund of Boston. He is managing director on the Credit Team within the Core Fixed Income Group and is responsible for managing Putnam's high-grade corporate bond portfolios. Before joining Putnam in 1998, he was with Morgan Stanley & Co. and Price Waterhouse LLP. He has 14 years of investment experience.

Hugh H. Mullin has been appointed to the management team of Putnam VT Growth and Income Fund. He is a senior portfolio manager in the Large Cap Value Equity Group. He has 11 years of investment experience.

Robert M. Paine has been appointed to the management team of Putnam VT High Yield Fund. He joined Putnam in 1987 and now serves as a portfolio manager in the High Yield Group. He has more than 10 years of investment experience.

Margery C. Parker has been appointed to the management team of Putnam VT Vista Fund and Putnam VT Health Sciences Fund. A portfolio manager in the Mid Cap Equity Group, she joined Putnam in 1997 after positions with Keystone Investments, Moseley Capital Management, State Street Research and Management, and Bank of Boston. She has 18 years of investment experience.

James M. Prusko has been appointed to the management team of Putnam VT The George Putnam Fund of Boston. He is a portfolio manager in the Multisector Portfolio Construction Team within the Core Fixed Income Group. Before joining Putnam in 1992, he was with Salomon Brothers and has 7 years of investment experience.

Olivier M. Rudigoz has been appointed to the management team of Putnam VT Global Growth Fund. He is a portfolio manager in the International Growth Equity Group. Before joining Putnam in 1998, he was with Paribas Asset Management and has 9 years of investment experience.

David J. Santos has been appointed to the management team of Putnam VT Global Growth Fund. He is a portfolio manager in the Large Cap Growth Equity Group. He has been with Putnam since 1986 and has 13 years of investment experience.

Lisa H. Svensson has been appointed to the management team of Putnam VT Global Growth Fund. She is a portfolio manager in the International Growth Group with a focus on large-cap portfolios. Before joining Putnam in 1994, she was with Lord, Abbett & Co., Smith Barney Harris Upham & Co., and Alliance Capital Management. She has 11 years of investment experience.

David L. Waldman has been appointed to the management team of Putnam VT Diversified Income Fund and Putnam VT The George Putnam Fund of Boston. He is chief investment officer in the Multisector Portfolio Construction Team within the Core Fixed Income Group. Before joining Putnam in 1997, he was with Lazard Freres Asset Management and Goldman Sachs Asset Management. He has 10 years of investment experience.

Manuel Weiss Herrero has been appointed to the management team of Putnam VT Global Growth Fund. He has been with Putnam since 1987 and is currently a senior portfolio manager in the Large Cap Growth Equity Group. He has 11 years of investment experience.



Cumulative total returns of a
$10,000 investment at unit value

Putnam Asia Pacific Growth Sub-Account -- since 5/1/95
(subsequent periods ended 12/31)

Plot points read:

              Putnam         MSCI
           Asia Pacific    Pacific
Date       Growth Fund   Basin Index
5/1/95        10000         10000
95            10135         10021
96            10903          9162
97             9176          6826
98             8552          6993

Footnote reads:

Putnam Asia Pacific Growth Sub-Account's underlying portfolio seeks capital appreciation through common stocks of companies located in Asia and in the Pacific Basin. The fund's portfolio contains securities that do not match those in the index. The Morgan Stanley Capital International Pacific Index (MSCIP) is an unmanaged list of Asian and Pacific Rim equity securities, excluding U.S., with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the indexes. It is not possible to invest directly in an index.


Putnam Diversified Income Sub-Account -- since 9/15/93
(subsequent periods ended 12/31)

Plot points read:

             Putnam                      Salomon Bros.  First Boston
          Diversified    Lehman Bros    Non U.S.-World   High Yield
Date         Income    Mortgage-backed    Gov't Bond        Index
9/15/93      10000          10000           10000           10000
93           10189          10090           10019           10441
94            9622           9928           10619           10339
95           11302          11595           12695           12137
96           12127          12217           13213           13644
97           12814          13375           12650           15367
98           12489          14307           14900           15456

Footnote reads:

Putnam Diversified Income Sub-Account's underlying portfolio of U.S. government, high-yield, and international fixed-income securities seeks high current income consistent with capital preservation. Lehman Bros. Mortgage-backed Securities Index is an unmanaged list of U.S. government and mortgage-backed securities. Salomon Brothers Non-U.S. World Government Bond Index is an unmanaged list of bonds issued by 10 countries. First Boston High Yield Index is an unmanaged list of lower-rated higher-yielding U.S. corporate bonds. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Putnam The George Putnam
Fund of Boston Sub-Account -- since 4/30/98

Plot points read:

                  Putnam             S&P            Lehman Bros.
Date       George Putnam Fund     500 Index    Aggregate Bond Index
4/30/98           10000             10000              10000
5/30/98            9870              9828              10095
6/30/98            9917             10227              10180
7/30/98            9756             10118              10202
8/30/98            9030              8656              10368
9/30/98            9397              9210              10611
10/30/98           9802              9959              10555
11/30/98          10116             10563              10615
12/31/98          10242             11171              10647

Footnote reads:

The George Putnam Fund of Boston Sub-Account's underlying portfolio seeks capital appreciation and current income through a balanced portfolio of stocks and bonds. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond, Mortgage-backed Securities, and Asset-backed Securities indexes. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.


Putnam Global Asset Allocation
Sub-Account -- since 12/31/88
(subsequent periods ended 12/31)

Plot points read:

                 Putnam
              Global Asset          MSCI
date           Allocation       World Index
12/31/88         10000             10000
89               11445             11661
90               11306              9676
91               13269             11446
92               13907             10848
93               16111             13288
94               15491             13963
95               19049             16856
96               21719             19128
97               25630             22143
98               28692             27533

Footnote reads:

Putnam Global Asset Allocation Sub-Account's underlying managed asset allocation portfolio spread across domestic and international stock and bond markets seeks a high level of long-term total return consistent with preservation of capital. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.



Putnam Global Growth Sub-Account --
since 5/1/90
(subsequent periods ended 12/31)

Plot points read:
                 Putnam              MSCI
date         Global Growth       World Index
5/1/90           10000              10000
90                9233               9832
91               10472              11630
92               10289              11022
93               13432              13502
94               13119              14188
95               14963              17128
96               17294              19436
97               19497              22500
98               24940              27976

Footnote reads:

Putnam Global Growth Sub-Account's underlying internationally diversified common stock portfolio seeks capital appreciation. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of international equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam Growth and Income Sub-Account --
since 12/31/88
(subsequent periods ended 12/31)

Plot points read:

              Putnam         S&P 500
date     Growth & Income      Index
2/1/88        10000           10000
89            11956           13169
90            12021           12760
91            14112           16647
92            15273           17916
93            17210           19721
94            17030           19982
95            22958           27490
96            27601           33802
97            33791           45080
98            38459           57963

Footnote reads:

Putnam Growth and Income Sub-Account's underlying portfolio primarily of common stocks seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam Health Sciences Sub-Account --
since 4/30/98

Plot points read:

                   Putnam          S&P 500
Date          Health Sciences       Index
4/30/98            10000            10000
5/30/98             9700             9828
6/30/98            10047            10227
7/30/98             9836            10118
8/30/98             8460             8656
9/30/98             9395             9210
10/30/98            9742             9959
11/30/98           10117            10563
12/31/98           10849            11171

Footnote reads:

Putnam Health Sciences Sub-Account's underlying portfolio seeks capital appreciation through stocks of companies in the health sciences industries. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam High Yield Sub-Account --
since 12/31/88
(subsequent periods ended 12/31)

Plot points read:

               Putnam            Boston
date         High Yield        High Yield
12/31/88        10000             10000
89               9601             10039
90               8523              9399
91              12173             13511
92              14282             15762
93              16839             18742
94              16450             18559
95              19193             21786
96              21350             24491
97              24073             27584
98              22348             27744

Footnote reads:

Putnam High Yield Sub-Account's underlying portfolio primarily of high-yielding, lower-rated corporate bonds and notes seeks high current income, with a secondary objective of capital appreciation. The First Boston High Yield Index is an unmanaged market-weighted index constructed to mirror the public investable high-yield debt market. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.



Putnam International Growth
Sub-Account -- since 1/2/97

Plot points read:

                    Putnam            MSCI EAFE
date          International Growth      Index
1/2/97               10000              10000
12/31/97             11451              10178
12/31/98             13403              12213

Footnote reads:

Putnam International Growth Sub-Account's underlying portfolio seeks capital appreciation through stocks of companies in countries other than the United States. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East, with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.


Putnam International Growth and
Income Sub-Account -- since 1/2/97

Plot points read:

                     Putnam
              International Growth    MSCI EAFE
date               and Income           Index
1/2/97                10000             10000
12/31/97              11766             10178
12/31/98              12922             12213

Footnote reads:

Putnam International Growth and Income Sub-Account's underlying portfolio seeks capital appreciation through stocks of companies located outside North America. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East, with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.


Putnam International New Opportunities
Sub-Account -- since 1/2/97

Plot points read:

             Putnam International     MSCI EAFE
date          New Opportunities         Index
1/2/97               10000              10000
12/31/97              9850              10178
12/31/98             11226              12213

Footnote reads:

Putnam International New Opportunities Sub-Account's underlying portfolio seeks capital appreciation through stocks of companies in countries other than the United States. The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of stocks from Europe, Australia, and the Far East, with all values expressed in U.S. dollars. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.


Putnam Investors Sub-Account --
since 4/30/98

Plot points read:

                 Putnam           S&P 500
Date           Investors           Index
4/30/98          10000             10000
5/30/98           9792              9828
6/30/98          10451             10227
7/30/98          10340             10118
8/30/98           8644              8656
9/30/98           9204              9210
10/30/98          9655              9959
11/30/98         10291             10563
12/31/98         11432             11171

Footnote reads:

Putnam Investors Sub-Account's underlying portfolio seeks long-term capital appreciation through quality common stocks. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an ssurance of future results.



Putnam New Opportunities Sub-Account --
since 5/2/94
(subsequent periods ended 12/31)

Plot points read:

                 Putnam           S&P 500
Date       New Opportunities       Index
5/2/94            10000            10000
94                10718            10346
95                15312            14234
96                16635            17502
97                20223            23342
98                24805            30012

Footnote reads:

Putnam New Opportunities Sub-Account's underlying portfolio seeks long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam New Value Sub-Account --
since 1/2/97

Plot points read:

                 Putnam           S&P 500
Date           New Value           Index
1/2/97           10000             10000
12/31/97         11597             13403
12/31/98         12151             17233

Footnote reads:

Putnam New Value Sub-Account's underlying portfolio seeks capital appreciation through investments in undervalued stocks. The fund's portfolio contains securities that do not match those in the index. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.


Putnam OTC & Emerging Growth
Sub-Account -- since 4/30/98

Plot points read:

               Putnam OTC      Russell 2000
Date        Emerging Growth       Index
4/30/98         10000             10000
5/30/98          9371              9461
6/30/98         10186              9481
7/30/98          9498              8714
8/30/98          7361              7022
9/30/98          7809              7571
10/30/98         7997              7880
11/30/98         8651              8293
12/31/98         9980              8806

Footnote reads:

Putnam OTC & Emerging Growth Sub-Account's underlying portfolio seeks capital appreciation through stocks of small to medium-sized emerging growth companies. The Russell 2000 Index is an unmanaged list of common stocks frequently used as a gauge of the performance of small-company stocks. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam Research Sub-Account --
since 9/30/98

Plot points read:

               Putnam           S&P 500
Date          Research           Index
9/30/98        10000             10000
10/31/98       11089             10813
12/31/98       12497             13116

Footnote reads:

Putnam Research Sub-Account's underlying portfolio seeks capital appreciation primarily through common stock investments. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.



Putnam U.S. Government
and High Quality Bond Sub-Account --
since 12/31/88
(subsequent periods ended 12/31)

Plot points read:

           Putnam US Government &           Lehman Bros
Date         High Quality Bond         Govt/Corp Bond Index
12/31/88           10000                       10000
89                 11245                       11423
90                 11922                       12370
91                 13787                       14364
92                 14614                       15453
93                 16037                       17158
94                 15303                       16556
95                 18175                       19742
96                 18356                       20315
97                 19664                       22297
98                 20991                       24410


Putnam U.S. Government and High Quality Bond Sub-Account's underlying portfolio of securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities plus foreign governments and corporate bonds rated A or above seeks current income consistent with preservation of capital. The Lehman Brothers Government/Corporate Bond Index is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate nonconvertible investment-grade corporate debt securities, and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed income securities. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.


Putnam Utilities Growth and
Income Sub-Account -- since 5/1/92
(subsequent periods ended 12/31)

Plot points read:

          Putnam Utilities          S&P 500
Date      Growth & Income            Index
5/1/92         10000                 10000
92             10618                 10789
93             11876                 11876
94             10889                 12033
95             14075                 16555
96             16072                 20355
97             20143                 27147
98             22826                 34905

Footnote reads:

Putnam Utilities Growth and Income Sub-Account's underlying portfolio of common stocks and bonds issued by public utilities company seeks capital growth and current income. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

Putnam Vista Sub-Account -- since 1/2/97

Plot points read:

                Putnam           S&P 500
date             VISTA            Index
1/2/97           10000            10000
12/31/97         12151            13403
12/31/98         14317            17233

Footnote reads:

Putnam Vista Sub-Account's underlying portfolio seeks capital appreciation primarily through common stocks. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that differ from those in the index. It is not possible to invest directly in an index.


Putnam Voyager Sub-Account --
since 12/31/88
(subsequent periods ended 12/31)

Plot points read:

              Putnam          S&P 500
date          Voyager          Index
12/31/88       10000           10000
89             13051           13169
90             12608           12760
91             18164           16647
92             19767           17916
93             23137           19721
94             23054           19982
95             31978           27490
96             35623           33802
97             44443           45080
98             54502           57963

Footnote reads:

Putnam Voyager Sub-Account's underlying portfolio seeks capital appreciation through stocks of emerging growth companies with significant growth potential and established companies with positive growth prospects. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.

An investment's past performance should not be taken as an assurance of future results.



Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Class IA
 Shares 3,714,891
 Cost $37,859,086
 ...............................................................................................................................
  Market Value:                                        $30,945,046       $         --      $        --       $         --
 ...............................................................................................................................
Class IB
 Shares 1,266
 Cost $39,939
 ...............................................................................................................................
  Market Value:                                             10,544                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Class IA
 Shares 32,609,055
 Cost $342,141,824
 ...............................................................................................................................
  Market Value:                                                 --        342,068,986               --                 --
 ...............................................................................................................................
Class IB
 Shares 20,585
 Cost $214,228
 ...............................................................................................................................
  Market Value:                                                 --            215,528               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Class IA
 Shares 4,555,470
 Cost $44,864,303
 ...............................................................................................................................
  Market Value:                                                 --                 --       46,830,233                 --
 ...............................................................................................................................
Class IB
 Shares 6,798
 Cost $67,585
 ...............................................................................................................................
  Market Value:                                                 --                 --           69,885                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Class IA
 Shares 25,934,719
 Cost $348,895,623
 ...............................................................................................................................
  Market Value:                                                 --                 --               --        491,462,931
 ...............................................................................................................................
Class IB
 Shares 603
 Cost $11,093
 ...............................................................................................................................
  Market Value:                                                 --                 --               --             11,425
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Class IA
 Shares 42,227,561
 Cost $574,482,281
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
 ...............................................................................................................................
Class IB
 Shares 3,170
 Cost $57,569
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Class IA
 Shares 172,044,473
 Cost $3,399,251,998
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
 ...............................................................................................................................
Class IB
 Shares 8,448
 Cost $232,384
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    32,749                 --               --                 --
 ...............................................................................................................................
Receivable from fund shares sold                                --            160,738                3            321,238
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            30,988,339        342,445,252       46,900,121        491,795,594
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                          --            160,005                3            321,508
 ...............................................................................................................................
Payable for fund shares purchased                           32,750                 --               --                 --
 ...............................................................................................................................
Total Liabilities                                           32,750            160,005                3            321,508
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $30,955,589       $342,285,247      $46,900,118       $491,474,086
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth
                                                       Growth            and Income
                                                       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Class IA
 Shares 3,714,891
 Cost $37,859,086
 ...........................................................................................
  Market Value:                                        $         --      $           --
 ...........................................................................................
Class IB
 Shares 1,266
 Cost $39,939
 ...........................................................................................
  Market Value:                                                  --                  --
-------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Class IA
 Shares 32,609,055
 Cost $342,141,824
 ...........................................................................................
  Market Value:                                                  --                  --
 ...........................................................................................
Class IB
 Shares 20,585
 Cost $214,228
 ...........................................................................................
  Market Value:                                                  --                  --
-------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Class IA
 Shares 4,555,470
 Cost $44,864,303
 ...........................................................................................
  Market Value:                                                  --                  --
 ...........................................................................................
Class IB
 Shares 6,798
 Cost $67,585
 ...........................................................................................
  Market Value:                                                  --                  --
-------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Class IA
 Shares 25,934,719
 Cost $348,895,623
 ...........................................................................................
  Market Value:                                                  --                  --
 ...........................................................................................
Class IB
 Shares 603
 Cost $11,093
 ...........................................................................................
  Market Value:                                                  --                  --
-------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Class IA
 Shares 42,227,561
 Cost $574,482,281
 ...........................................................................................
  Market Value:                                         856,374,936                  --
 ...........................................................................................
Class IB
 Shares 3,170
 Cost $57,569
 ...........................................................................................
  Market Value:                                              64,283                  --
-------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Class IA
 Shares 172,044,473
 Cost $3,399,251,998
 ...........................................................................................
  Market Value:                                                  --       4,949,719,496
 ...........................................................................................
Class IB
 Shares 8,448
 Cost $232,384
 ...........................................................................................
  Market Value:                                                  --             242,881
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                         --                  --
 ...........................................................................................
Receivable from fund shares sold                             12,465             163,640
-------------------------------------------------------------------------------------------
Total Assets                                            856,451,684       4,950,126,017
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                       12,439             165,016
 ...........................................................................................
Payable for fund shares purchased                                --                  --
 ...........................................................................................
Total Liabilities                                            12,439             165,016
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $856,439,245      $4,949,961,001
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Health            High Yield        International     International
                                                       Sciences          Sub-Account       Growth            Growth
                                                       Sub-Account                         Sub-Account       and Income
Assets                                                                                                       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
Class IA
 Shares 4,921,393
 Cost $48,621,983
 ...............................................................................................................................
  Market Value:                                        $53,840,037       $         --      $         --      $         --
 ...............................................................................................................................
Class IB
 Shares 4,360
 Cost $43,516
 ...............................................................................................................................
  Market Value:                                             47,658                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
Class IA
 Shares 37,957,388
 Cost $441,577,369
 ...............................................................................................................................
  Market Value:                                                 --        444,101,440                --                --
 ...............................................................................................................................
Class IB
 Shares 4,838
 Cost $56,813
 ...............................................................................................................................
  Market Value:                                                 --             56,599                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Class IA
 Shares 8,570,131
 Cost $103,407,751
 ...............................................................................................................................
  Market Value:                                                 --                 --       115,868,167                --
 ...............................................................................................................................
Class IB
 Shares 13,428
 Cost $165,212
 ...............................................................................................................................
  Market Value:                                                 --                 --           181,413                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
Class IA
 Shares 9,982,365
 Cost $116,029,080
 ...............................................................................................................................
  Market Value:                                                 --                 --                --       122,184,144
 ...............................................................................................................................
Class IB
 Shares 1,983
 Cost $24,283
 ...............................................................................................................................
  Market Value:                                                 --                 --                --            24,268
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
Class IA
 Shares 4,681,795
 Cost $49,515,137
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
 ...............................................................................................................................
Class IB
 Shares 1,211
 Cost $13,529
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Class IA
 Shares 9,162,465
 Cost $93,333,369
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
 ...............................................................................................................................
Class IB
 Shares 11,340
 Cost $111,419
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   240,827                 --                --                --
 ...............................................................................................................................
Receivable from fund shares sold                                --            311,922           335,160            17,081
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            54,128,522        444,469,961       116,384,740       122,225,493
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                          --            323,350           335,159            17,124
 ...............................................................................................................................
Payable for fund shares purchased                          240,824                 --                --                --
 ...............................................................................................................................
Total Liabilities                                          240,824            323,350           335,159            17,124
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $53,887,698       $444,146,611      $116,049,581      $122,208,369
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      International     Investors
                                                       New               Sub-Account
                                                       Opportunities
Assets                                                 Sub-Account
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
Class IA
 Shares 4,921,393
 Cost $48,621,983
 ...........................................................................................
  Market Value:                                        $        --       $         --
 ...........................................................................................
Class IB
 Shares 4,360
 Cost $43,516
 ...........................................................................................
  Market Value:                                                 --                 --
-------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
Class IA
 Shares 37,957,388
 Cost $441,577,369
 ...........................................................................................
  Market Value:                                                 --                 --
 ...........................................................................................
Class IB
 Shares 4,838
 Cost $56,813
 ...........................................................................................
  Market Value:                                                 --                 --
-------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Class IA
 Shares 8,570,131
 Cost $103,407,751
 ...........................................................................................
  Market Value:                                                 --                 --
 ...........................................................................................
Class IB
 Shares 13,428
 Cost $165,212
 ...........................................................................................
  Market Value:                                                 --                 --
-------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
Class IA
 Shares 9,982,365
 Cost $116,029,080
 ...........................................................................................
  Market Value:                                                 --                 --
 ...........................................................................................
Class IB
 Shares 1,983
 Cost $24,283
 ...........................................................................................
  Market Value:                                                 --                 --
-------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
Class IA
 Shares 4,681,795
 Cost $49,515,137
 ...........................................................................................
  Market Value:                                         53,793,826                 --
 ...........................................................................................
Class IB
 Shares 1,211
 Cost $13,529
 ...........................................................................................
  Market Value:                                             13,899                 --
-------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Class IA
 Shares 9,162,465
 Cost $93,333,369
 ...........................................................................................
  Market Value:                                                 --        106,742,721
 ...........................................................................................
Class IB
 Shares 11,340
 Cost $111,419
 ...........................................................................................
  Market Value:                                                 --            131,993
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                        --          1,265,450
 ...........................................................................................
Receivable from fund shares sold                           311,323                 --
-------------------------------------------------------------------------------------------
Total Assets                                            54,119,048        108,140,164
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                     311,324                 --
 ...........................................................................................
Payable for fund shares purchased                               --          1,265,055
 ...........................................................................................
Total Liabilities                                          311,324          1,265,055
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $53,807,724       $106,875,109
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -
HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Money             New               New               OTC &
                                                       Market            Opportunities     Value             Emerging Growth
                                                       Sub-Account       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
Class IA
 Shares 299,592,219
 Cost $299,592,219
 ...............................................................................................................................
  Market Value:                                        $299,592,219      $          --     $        --       $       --
 ...............................................................................................................................
Class IB
 Shares 451,277
 Cost $451,277
 ...............................................................................................................................
  Market Value:                                             451,277                 --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
Class IA
 Shares 42,213,667
 Cost $677,920,498
 ...............................................................................................................................
  Market Value:                                                  --       1,100,088,159             --               --
 ...............................................................................................................................
Class IB
 Shares 8,860
 Cost $186,386
 ...............................................................................................................................
  Market Value:                                                  --             230,713             --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
Class IA
 Shares 8,244,993
 Cost $92,162,692
 ...............................................................................................................................
  Market Value:                                                  --                  --     99,187,264               --
 ...............................................................................................................................
Class IB
 Shares 1,587
 Cost $18,969
 ...............................................................................................................................
  Market Value:                                                  --                  --         19,081               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
Class IA
 Shares 913,109
 Cost $8,124,409
 ...............................................................................................................................
  Market Value:                                                  --                  --             --        9,213,266
 ...............................................................................................................................
Class IB
 Shares 4,722
 Cost $42,031
 ...............................................................................................................................
  Market Value:                                                  --                  --             --           47,647
-------------------------------------------------------------------------------------------------------------------------------
Putnam Research Fund
Class IA
 Shares 547,455
 Cost $6,031,684
 ...............................................................................................................................
  Market Value:                                                  --                  --             --               --
 ...............................................................................................................................
Class IB
 Shares 2,489
 Cost $25,142
 ...............................................................................................................................
  Market Value:                                                  --                  --             --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government High Quality Bond Fund
Class IA
 Shares 45,418,418
 Cost $549,919,269
 ...............................................................................................................................
  Market Value:                                                  --                  --             --               --
 ...............................................................................................................................
Class IB
 Shares 28,700
 Cost $388,191
 ...............................................................................................................................
  Market Value:                                                  --                  --             --               --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                         --           1,552,849             --               --
 ...............................................................................................................................
Receivable from fund shares sold                          2,080,089                  --        120,870           41,653
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            302,123,585       1,101,871,721     99,327,215        9,302,566
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                    2,104,752                  --        121,458           41,652
 ...............................................................................................................................
Payable for fund shares purchased                                --           1,552,749             --               --
 ...............................................................................................................................
Total Liabilities                                         2,104,752           1,552,749        121,458           41,652
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $300,018,833      $1,100,318,972    $99,205,757       $9,260,914
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Research          U.S.Government
                                                       Sub-Account       and High
                                                                         Quality Bond
Assets                                                                   Sub-Account
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
Class IA
 Shares 299,592,219
 Cost $299,592,219
 ...........................................................................................
  Market Value:                                        $       --        $         --
 ...........................................................................................
Class IB
 Shares 451,277
 Cost $451,277
 ...........................................................................................
  Market Value:                                                --                  --
-------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
Class IA
 Shares 42,213,667
 Cost $677,920,498
 ...........................................................................................
  Market Value:                                                --                  --
 ...........................................................................................
Class IB
 Shares 8,860
 Cost $186,386
 ...........................................................................................
  Market Value:                                                --                  --
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
Class IA
 Shares 8,244,993
 Cost $92,162,692
 ...........................................................................................
  Market Value:                                                --                      --
 ...........................................................................................
Class IB
 Shares 1,587
 Cost $18,969
 ...........................................................................................
  Market Value:                                                                        --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
Class IA
 Shares 913,109
 Cost $8,124,409
 ...........................................................................................
  Market Value:                                                --                  --
 ...........................................................................................
Class IB
 Shares 4,722
 Cost $42,031
 ...........................................................................................
  Market Value:                                                --                  --
-------------------------------------------------------------------------------------------
Putnam Research Fund
Class IA
 Shares 547,455
 Cost $6,031,684
 ...........................................................................................
  Market Value:                                         6,531,138                  --
 ...........................................................................................
Class IB
 Shares 2,489
 Cost $25,142
 ...........................................................................................
  Market Value:                                            29,669                  --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
Class IA
 Shares 45,418,418
 Cost $549,919,269
 ...........................................................................................
  Market Value:                                                --         623,594,879
 ...........................................................................................
Class IB
 Shares 28,700
 Cost $388,191
 ...........................................................................................
  Market Value:                                                --             394,056
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   21,882             125,435
 ...........................................................................................
Receivable from fund shares sold                               --                  --
-------------------------------------------------------------------------------------------
Total Assets                                            6,582,689         624,114,370
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                         --                  --
 ...........................................................................................
Payable for fund shares purchased                          21,904             125,431
 ...........................................................................................
Total Liabilities                                          21,904             125,431
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $6,560,785        $623,988,939
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Utilities         Vista             Voyager
                                                       Growth            Sub-Account       Sub-Account
                                                       and Income
Assets                                                 Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
Class IA
 Shares 29,513,095
 Cost $358,181,763
 .............................................................................................................
  Market Value:                                        $ 536,843,202     $         --      $           --
 .............................................................................................................
Class IB
 Shares 9,061
 Cost $150,291
 .............................................................................................................
  Market Value:                                             164,817                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
Class IA
 Shares 8,368,063
 Cost $98,333,369
 .............................................................................................................
  Market Value:                                                  --       123,177,883                  --
 .............................................................................................................
Class IB
 Shares 6,233
 Cost $78,343
 .............................................................................................................
  Market Value:                                                  --            91,809                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
Class IA
 Shares 57,039,630
 Cost $1,366,305,736
 .............................................................................................................
  Market Value:                                                  --                --       2,615,267,050
 .............................................................................................................
Class IB
 Shares 6,764
 Cost $264,849
 .............................................................................................................
  Market Value:                                                  --                --             309,849
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                         --                --                  --
 .............................................................................................................
Receivable from fund shares sold                            184,049           378,758             165,678
-------------------------------------------------------------------------------------------------------------
Total Assets                                            537,192,068       123,648,450       2,615,742,577
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                      180,838           378,759             165,972
 .............................................................................................................
Payable for fund shares purchased                                --                --                  --
 .............................................................................................................
Total Liabilities                                           180,838           378,759             165,972
-------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $537,011,230      $123,269,691      $2,615,576,605
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                   Units              Unit           Contract
                                                                    Owned by           Price          Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 .............................................................................................................................
  Asia Pacific Growth Fund Class IA .40%                                    991        $ 8.871834     $         8,794
 .............................................................................................................................
  Asia Pacific Growth Fund Class IA                                   3,614,223          8.552078          30,909,115
 .............................................................................................................................
  Asia Pacific Growth Fund Class IB                                       1,000         10.544040              10,544
 .............................................................................................................................
  Diversified Income Fund Class IA .40%                                   1,048         13.426807              14,073
 .............................................................................................................................
  Diversified Income Fund Class IA                                   27,361,752         12.488636         341,710,967
 .............................................................................................................................
  Diversified Income Fund Class IB                                       22,725          9.483976             215,528
 .............................................................................................................................
  George Putnam Fund of Boston Class IA  .40%                             1,000         10.310830              10,311
 .............................................................................................................................
  George Putnam Fund of Boston Class IA                               4,571,284         10.242185          46,819,922
 .............................................................................................................................
  George Putnam Fund of Boston Class IB                                   6,721         10.397822              69,885
 .............................................................................................................................
  Global Asset Allocation Fund Class IA .40%                              1,056         19.595370              20,702
 .............................................................................................................................
  Global Asset Allocation Fund Class IA                              16,196,269         30.255566         490,027,281
 .............................................................................................................................
  Global Asset Allocation Fund Class IB                                   1,121         10.190632              11,425
 .............................................................................................................................
  Global Growth Fund Class IA .40%                                        1,504         20.255888              30,464
 .............................................................................................................................
  Global Growth Fund Class IA                                        34,221,421         24.939571         853,467,552
 .............................................................................................................................
  Global Growth Fund Class IB                                             6,166         10.425449              64,283
 .............................................................................................................................
  Growth and Income Fund Class IA 40%                                     1,782         24.085764              42,913
 .............................................................................................................................
  Growth and Income Fund Class IA                                   108,445,621         45.567032       4,941,545,097
 .............................................................................................................................
  Growth and Income Fund Class IB                                        23,258         10.443057             242,881
 .............................................................................................................................
  Health Sciences Fund Class IA .40%                                      1,000         10.921400              10,921
 .............................................................................................................................
  Health Sciences Fund Class IA                                       4,961,771         10.848771          53,829,119
 .............................................................................................................................
  Health Sciences Fund Class IB                                           4,419         10.784889              47,658
 .............................................................................................................................
  High Yield Fund Class IA .40%                                           1,055         14.072697              14,841
 .............................................................................................................................
  High Yield Fund Class IA                                           18,670,384         23.742124         443,274,583
 .............................................................................................................................
  High Yield Fund Class IB                                                6,363          8.895343              56,599
 .............................................................................................................................
  International Growth Fund Class IA .40%                                 2,832         13.673735              38,727
 .............................................................................................................................
  International Growth Fund Class IA                                  8,641,583         13.402515         115,818,942
 .............................................................................................................................
  International Growth Fund Class IB                                     19,075          9.510657             181,413
 .............................................................................................................................
  International Growth and Income Fund Class IA .40%                      1,146         13.184402              15,116
 .............................................................................................................................
  International Growth and Income Fund Class IA                       9,449,531         12.922223         122,108,950
 .............................................................................................................................
  International Growth and Income Fund Class IB                           2,548          9.523514              24,268
 .............................................................................................................................
  International New Opportunities Fund Class IA .40%                      1,181         11.453824              13,523
 .............................................................................................................................
  International New Opportunities Fund Class IA                       4,790,220         11.225771          53,773,916
 .............................................................................................................................
  International New Opportunities Fund Class IB                           1,458          9.530122              13,899
 .............................................................................................................................
  Investors Fund Class IA .40%                                            1,000         11.508270              11,508
 .............................................................................................................................
  Investors Fund Class IA                                             9,335,885         11.431551         106,723,645
 .............................................................................................................................
  Investors Fund Class IB                                                12,179         10.837505             131,993
 .............................................................................................................................
  Money Market Fund Class IA .40%                                        42,347          1.232976              52,213
 .............................................................................................................................
  Money Market Fund Class IA                                        194,640,604          1.538127         299,381,968
 .............................................................................................................................
  Money Market Fund Class IB                                            444,980          1.014151             451,277
 .............................................................................................................................
  New Opportunities Fund Class IA .40%                                    1,249         28.085839              35,091
 .............................................................................................................................
  New Opportunities Fund Class IA                                    44,314,582         24.804633       1,099,206,949
 .............................................................................................................................
  New Opportunities Fund Class IB                                        21,822         10.572464             230,713
 .............................................................................................................................
  New Value Fund Class IA .40%                                            1,000         12.396380              12,396
 .............................................................................................................................
  New Value Fund Class IA                                             8,157,500         12.151266          99,123,950
 .............................................................................................................................
  New Value Fund Class IB                                                 1,852         10.301448              19,081
 .............................................................................................................................
  OTC & Emerging Fund Class IA .40%                                       1,000         10.047430              10,047
 .............................................................................................................................
  OTC & Emerging Fund Class IA                                          922,190          9.979745           9,203,220
 .............................................................................................................................
  OTC & Emerging Fund Class IB                                            4,637         10.276087              47,647
 .............................................................................................................................
  Research Fund Class IA .40%                                             1,000         12.527710              12,528
 .............................................................................................................................
  Research Fund Class IA                                                521,626         12.496667           6,518,588
 .............................................................................................................................
  Research Fund Class IB                                                  2,377         12.480896              29,669
 .............................................................................................................................


Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                   Units              Unit           Contract
                                                                    Owned by           Price          Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------
  U.S. Government and High Quality Bond Fund Class IA .40%                1,028        $14.305046     $        14,705
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IA                29,232,323         21.305276         622,802,709
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IB                    38,269         10.297077             394,058
 .............................................................................................................................
  Utilities Growth and Income Fund Class IA .40%                          1,024         22.252083              22,793
 .............................................................................................................................
  Utilities Growth and Income Fund Class IA                          23,490,227         22.825900         536,185,574
 .............................................................................................................................
  Utilities Growth and Income Fund Class IB                              14,897         11.063684             164,817
 .............................................................................................................................
  Vista Fund Class IA .40%                                                1,000         14.604110              14,604
 .............................................................................................................................
  Vista Fund Class IA                                                 8,596,391         14.316454         123,069,843
 .............................................................................................................................
  Vista Fund Class IB                                                     8,959         10.247684              91,809
 .............................................................................................................................
  Voyager Fund Class IA .40%                                              2,347         27.501510              64,536
 .............................................................................................................................
  Voyager Fund Class IA                                              47,034,107         55.426380       2,606,930,283
 .............................................................................................................................
  Voyager Fund Class IB                                                  28,846         10.741598             309,849
 .............................................................................................................................
Sub-total:                                                                                             13,005,703,481
 .............................................................................................................................
Annuity contracts in the annuity period:
 .............................................................................................................................
  Asia Pacific Growth Fund Class IA                                       3,173          8.552078              27,136
 .............................................................................................................................
  Diversified Income Fund Class IA                                       27,599         12.488636             344,679
 .............................................................................................................................
  Global Asset Allocation Fund Class IA                                  46,758         30.255566           1,414,678
 .............................................................................................................................
  Global Growth Fund Class IA                                           115,357         24.939571           2,876,946
 .............................................................................................................................
  Growth and Income Fund Class IA                                       178,421         45.567032           8,130,110
 .............................................................................................................................
  High Yield Fund Class IA                                               31,087         23.742124             738,062
 .............................................................................................................................
  High Yield Fund Class IA .40%                                           4,443         14.072697              62,526
 .............................................................................................................................
  International Growth Fund Class IA                                        783         13.402515              10,499
 .............................................................................................................................
  International Growth and Income Fund Class IA                           4,646         12.922223              60,035
 .............................................................................................................................
  International New Opportunities Fund Class IA                             569         11.225771               6,386
 .............................................................................................................................
  Investors Fund Class IA                                                   697         11.431551               7,963
 .............................................................................................................................
  Money Market Fund Class IA                                            103,308          1.538127             158,901
 .............................................................................................................................
  New Opportunities Fund Class IA                                        34,115         24.804633             846,219
 .............................................................................................................................
  New Value Fund Class IA                                                 4,142         12.151266              50,330
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IA                    36,461         21.305276             776,412
 .............................................................................................................................
  Utilities Growth and Income Fund Class IA                              27,953         22.825900             638,046
 .............................................................................................................................
  Vista Fund Class IA                                                     6,526         14.316454              93,435
 .............................................................................................................................
  Voyager Fund Class IA                                                 149,242         55.426380           8,271,937
 .............................................................................................................................
Sub-total:                                                                                                 24,514,700
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                          $13,030,218,181
-----------------------------------------------------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $  1,564,512      $ 13,802,701      $  374,415        $10,955,687
 ................................................................................................................
 Capital gains income                             --         5,862,590              --         47,058,496
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                              (452,707)       (4,663,472)       (188,593)        (6,906,953)
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (1,764,199)          (32,192)          2,058           (842,305)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (1,930,185)      (24,771,299)      1,968,230          4,041,060
 ................................................................................................................
 Net gain (loss) on investments           (3,694,384)      (24,803,491)      1,970,288          3,198,755
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $ (2,582,579)     $ (9,801,672)     $2,156,110        $54,305,985
----------------------------------------------------------------------------------------------------------------


Statements of Operations(continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ 19,995,172      $ 77,068,358      $   46,972
 ..............................................................................................
 Capital gains income                     99,975,864       503,102,245              --
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                           (10,932,941)      (65,020,082)       (235,070)
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    86,719       (13,044,218)          7,391
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       81,122,328        87,730,466       5,222,198
 ..............................................................................................
 Net gain (loss) on investments           81,209,047        74,686,248       5,229,589
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $190,247,142      $589,836,769      $5,041,491
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $  36,812,133     $   377,732       $1,524,102        $   91,665
 ................................................................................................................
 Capital gains income                       5,776,463              --        3,952,074                --
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                             (6,563,827)     (1,217,351)      (1,543,135)         (661,010)
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (1,068,781)        325,406          226,178            69,499
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (68,167,310)     11,216,654        3,897,830         6,461,818
 ................................................................................................................
 Net gain (loss) on investments           (69,236,091)     11,542,060        4,124,008         6,531,317
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $(33,211,322)     $10,702,441       $8,057,049        $5,961,972
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $   128,830       $12,897,668       $         --
 ..............................................................................................
 Capital gains income                            --                --         13,104,760
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                             (402,141)       (3,568,319)       (13,261,139)
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   26,606                --         (4,633,710)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      13,225,708                --        200,446,907
 ..............................................................................................
 Net gain (loss) on investments          13,252,314                --        195,813,197
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $12,979,003       $ 9,329,349       $195,656,818
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S.Government
December  31, 1998                      Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $1,752,027        $    3,372        $  8,448          $28,417,527
 ................................................................................................................
 Capital gains income                    1,734,664                --             444              739,634
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                          (1,255,209)          (38,610)         (9,355)          (7,860,470)
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (166,487)          (29,039)          2,141              297,895
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      2,140,264         1,094,473         503,979           14,444,406
 ................................................................................................................
 Net gain (loss) on investments          1,973,777         1,065,434         506,120           14,742,301
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $4,205,259        $1,030,196        $505,657          $36,038,992
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December  31, 1998                      Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $13,533,429       $        --       $  5,509,636
 ..............................................................................................
 Capital gains income                    23,325,262                --        134,435,124
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                           (6,659,080)       (1,312,949)       (32,325,889)
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                 (255,617)         (369,767)       (11,140,387)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      31,863,022        17,028,097        377,719,434
 ..............................................................................................
 Net gain (loss) on investments          31,607,405        16,658,330        366,579,047
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $61,807,016       $15,345,381       $474,197,918
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 1,111,805       $  9,139,229      $   185,822       $  4,048,734
 ................................................................................................................
 Capital gains income                            --          5,862,590               --         47,058,496
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (1,764,199)           (32,192)           2,058           (842,305)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (1,930,185)       (24,771,299)       1,968,230          4,041,060
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (2,582,579)        (9,801,672)       2,156,110         54,305,985
 ................................................................................................................
Unit Transactions:
 Purchases                                1,897,548         35,579,052       17,802,735         17,160,875
 ................................................................................................................
 Net transfers                           (4,187,927)        28,378,148       27,784,759        (24,301,956)
 ................................................................................................................
 Surrenders                              (1,899,643)       (26,103,606)        (843,486)       (42,326,606)
 ................................................................................................................
 Net annuity transactions                    21,039            115,109               --           (220,472)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (4,168,983)        37,968,703       44,744,008        (49,688,159)
 ................................................................................................................
 Total increase (decrease)
  in net assets                          (6,751,562)        28,167,031       46,900,118          4,617,826
 ................................................................................................................
Net Assets
 Beginning of period                     37,707,151        314,118,216               --        486,856,260
----------------------------------------------------------------------------------------------------------------
 End of period                          $30,955,589       $342,285,247      $46,900,118       $491,474,086
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  9,062,231      $   12,048,276    $  (188,098)
 ..............................................................................................
 Capital gains income                     99,975,864         503,102,245             --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    86,719         (13,044,218)         7,391
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       81,122,328          87,730,466      5,222,198
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        190,247,142         589,836,769      5,041,491
 ..............................................................................................
Unit Transactions:
 Purchases                                26,176,679         328,888,237     14,760,637
 ..............................................................................................
 Net transfers                           (24,478,828)         42,388,882     34,890,394
 ..............................................................................................
 Surrenders                              (57,450,776)       (348,342,759)      (804,824)
 ..............................................................................................
 Net annuity transactions                   (239,956)            274,015             --
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (55,992,881)         23,208,375     48,846,207
 ..............................................................................................
 Total increase (decrease)
  in net assets                          134,254,261         613,045,144     53,887,698
 ..............................................................................................
Net Assets
 Beginning of period                     722,184,984       4,336,915,857             --
----------------------------------------------------------------------------------------------
 End of period                          $856,439,245      $4,949,961,001    $53,887,698
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 30,248,306      $   (839,619)     $    (19,033)     $  (569,345)
 ................................................................................................................
 Capital gains income                      5,776,463                --         3,952,074               --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (1,068,781)          325,406           226,178           69,499
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (68,167,310)       11,216,654         3,897,830        6,461,818
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (33,211,322)       10,702,441         8,057,049        5,961,972
 ................................................................................................................
Unit Transactions:
 Purchases                                51,499,798        21,335,522        18,854,378        4,709,200
 ................................................................................................................
 Net transfers                            12,289,356        33,636,206        15,236,673        6,135,412
 ................................................................................................................
 Surrenders                              (39,936,318)       (4,476,094)       (6,213,054)      (2,667,147)
 ................................................................................................................
 Net annuity transactions                     36,497             3,222             6,980            3,206
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  23,889,333        50,498,856        27,884,977        8,180,671
 ................................................................................................................
 Total increase (decrease)
  in net assets                           (9,321,989)       61,201,297        35,942,026       14,142,643
 ................................................................................................................
Net Assets
 Beginning of period                     453,468,600        54,848,284        86,266,343       39,665,081
----------------------------------------------------------------------------------------------------------------
 End of period                          $444,146,611      $116,049,581      $122,208,369      $53,807,724
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   (273,311)     $  9,329,349      $  (13,261,139)
 ..............................................................................................
 Capital gains income                             --                --          13,104,760
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    26,606                --          (4,633,710)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       13,225,708                --         200,446,907
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         12,979,003         9,329,349         195,656,818
 ..............................................................................................
Unit Transactions:
 Purchases                                28,303,782        27,561,765          72,077,164
 ..............................................................................................
 Net transfers                            66,945,761       157,861,043          23,187,515
 ..............................................................................................
 Surrenders                               (1,361,265)      (97,002,613)        (51,328,474)
 ..............................................................................................
 Net annuity transactions                      7,828           (18,974)            173,750
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  93,896,106        88,401,221          44,109,955
 ..............................................................................................
 Total increase (decrease)
  in net assets                          106,875,109        97,730,570         239,766,773
 ..............................................................................................
Net Assets
 Beginning of period                              --       202,288,263         860,552,199
----------------------------------------------------------------------------------------------
 End of period                          $106,875,109      $300,018,833      $1,100,318,972
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S.Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   496,818       $  (35,238)       $     (907)       $ 20,557,057
 ................................................................................................................
 Capital gains income                     1,734,664               --               444             739,634
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (166,487)         (29,039)            2,141             297,895
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       2,140,264        1,094,473           503,979          14,444,406
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         4,205,259        1,030,196           505,657          36,038,992
 ................................................................................................................
Unit Transactions:
 Purchases                               15,989,831        2,889,609           505,479          33,368,472
 ................................................................................................................
 Net transfers                            9,386,671        5,444,882         5,638,915          90,450,321
 ................................................................................................................
 Surrenders                              (5,428,168)        (103,773)          (89,266)        (64,755,540)
 ................................................................................................................
 Net annuity transactions                    21,783               --                --             (36,669)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 19,970,117        8,230,718         6,055,128          59,026,584
 ................................................................................................................
 Total increase (decrease)
  in net assets                          24,175,376        9,260,914         6,560,785          95,065,576
 ................................................................................................................
Net Assets
 Beginning of period                     75,030,381               --                --         528,922,708
----------------------------------------------------------------------------------------------------------------
 End of period                          $99,205,757       $9,260,914        $6,560,785        $623,988,284
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  6,874,349      $ (1,312,949)     $  (26,816,253)
 ..............................................................................................
 Capital gains income                     23,325,262                --         134,435,124
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (255,617)         (369,767)        (11,140,387)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       31,863,022        17,028,097         377,719,434
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         61,807,016        15,345,381         474,197,918
 ..............................................................................................
Unit Transactions:
 Purchases                                34,808,733        22,600,733         137,173,587
 ..............................................................................................
 Net transfers                            28,255,011        21,059,612          20,389,207
 ..............................................................................................
 Surrenders                              (35,590,822)       (4,630,951)       (160,084,953)
 ..............................................................................................
 Net annuity transactions                     28,596           (11,796)           (103,887)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  27,501,518        39,017,598          (2,626,046)
 ..............................................................................................
 Total increase (decrease)
  in net assets                           89,308,534        54,362,979         471,571,872
 ..............................................................................................
Net Assets
 Beginning of period                     447,702,696        68,906,712       2,144,004,733
----------------------------------------------------------------------------------------------
 End of period                          $537,011,230      $123,269,691      $2,615,576,605
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       Global Asset      Global
December 31, 1997                       Growth            Income            Allocation        Growth
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   286,716       $ 10,935,700      $  7,734,396      $  5,584,154
 ................................................................................................................
 Capital gains income                            --          2,352,102        24,114,921        16,781,057
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (317,227)            (2,032)          382,203         1,854,347
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (7,411,215)         3,452,605        41,346,816        58,240,028
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (7,441,726)        16,738,375        73,578,336        82,459,586
 ................................................................................................................
Unit Transactions:
 Purchases                                6,824,313         54,269,125        39,248,244        60,530,559
 ................................................................................................................
 Net transfers                           (7,793,253)         6,390,705         2,130,067       (14,835,954)
 ................................................................................................................
 Surrenders                              (2,299,932)       (17,669,198)      (30,639,160)      (43,839,765)
 ................................................................................................................
 Net annuity transactions                     6,521            103,403             2,282           109,879
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (3,262,351)        43,094,035        10,741,433         1,964,719
 ................................................................................................................
 Total increase (decrease)
  in net assets                         (10,704,077)        59,832,410        84,319,769        84,424,305
 ................................................................................................................
Net Assets
 Beginning of period                     48,411,228        254,285,806       402,536,491       637,760,679
----------------------------------------------------------------------------------------------------------------
 End of period                          $37,707,151       $314,118,216      $486,856,260      $722,184,984
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Growth              High Yield        International     International
December 31, 1997                       and Income          Sub-Account       Growth            Growth
                                        Sub-Account                           Sub-Account*      and Income
                                                                                                Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   16,099,755      $ 21,220,896      $   431,084       $ 2,256,907
 ................................................................................................................
 Capital gains income                      170,606,295         3,112,539               --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    (549,025)          667,197          225,798            52,035
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        566,542,304        22,952,048        1,259,962         2,257,219
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          752,699,329        47,952,680        1,916,844         4,566,161
 ................................................................................................................
Unit Transactions:
 Purchases                                 539,289,509        71,464,742       27,282,314        42,203,655
 ................................................................................................................
 Net transfers                             132,038,932        (2,036,158)      27,001,396        41,543,461
 ................................................................................................................
 Surrenders                               (244,974,411)      (38,465,815)      (1,358,447)       (2,094,535)
 ................................................................................................................
 Net annuity transactions                      635,758           313,873            6,177            47,601
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   426,989,788        31,276,642       52,931,440        81,700,182
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,179,689,117        79,229,322       54,848,284        86,266,343
 ................................................................................................................
Net Assets
 Beginning of period                     3,157,226,740       374,239,278               --                --
----------------------------------------------------------------------------------------------------------------
 End of period                          $4,336,915,857      $453,468,600      $54,848,284       $86,266,343
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International     Money             New                New
December 31, 1997                           New               Market            Opportunities      Value
                                            Opportunities     Sub-Account       Sub-Account        Sub-Account*
                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (270,796)      $  8,471,138      $(10,320,489)      $  (571,860)
 ................................................................................................................
 Capital gains income                                --                 --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                        8,774                 --        (2,114,704)          (22,915)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (2,182,759)                --       155,175,963         4,884,420
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (2,444,781)         8,471,138       142,740,770         4,289,645
 ................................................................................................................
Unit Transactions:
 Purchases                                   23,052,814         77,901,178       115,804,514        34,449,270
 ................................................................................................................
 Net transfers                               20,167,867        (22,892,448)        4,241,130        38,150,975
 ................................................................................................................
 Surrenders                                  (1,113,600)       (61,475,251)      (39,637,945)       (1,885,996)
 ................................................................................................................
 Net annuity transactions                         2,781            118,204           224,473            26,487
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     42,109,862         (6,348,317)       80,632,172        70,740,736
 ................................................................................................................
 Total increase (decrease)
  in net assets                              39,665,081          2,122,821       223,372,942        75,030,381
 ................................................................................................................
Net Assets
 Beginning of period                                 --        200,165,442       637,179,257                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $39,665,081       $202,288,263      $860,552,199       $75,030,381
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S.Government    Utilities          Vista            Voyager
December 31, 1997                          and High          Growth             Sub-Account*     Sub-Account
                                           Quality Bond      and Income
                                           Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 26,900,731      $  8,298,407       $  (518,559)     $  (22,763,932)
 ................................................................................................................
 Capital gains income                                --        18,719,685                --          76,888,318
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1,827,985         1,649,879          (123,252)           (585,530)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           7,319,022        62,148,682         7,829,883         359,796,040
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            36,047,738        90,816,653         7,188,072         413,334,896
 ................................................................................................................
Unit Transactions:
 Purchases                                   31,430,418        28,593,076        32,854,577         197,024,558
 ................................................................................................................
 Net transfers                              (38,035,230)      (17,843,601)       30,909,118         (13,299,198)
 ................................................................................................................
 Surrenders                                 (48,896,007)      (25,522,719)       (2,131,040)       (121,850,857)
 ................................................................................................................
 Net annuity transactions                        34,145            72,442            85,985               6,165
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    (55,466,674)      (14,700,802)       61,718,640          61,880,668
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (19,418,936)       76,115,851        68,906,712         475,215,564
 ................................................................................................................
Net Assets
 Beginning of period                        548,341,644       371,586,845                --       1,668,789,169
----------------------------------------------------------------------------------------------------------------
 End of period                             $528,922,708      $447,702,696       $68,906,712      $2,144,004,733
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds (the Funds), as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Security Class -- Putnam Variable Trust consists of a series of funds, each of which is represented by a separate series of class IA shares and class IB shares.

Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IA .40% are for Company employees only.

Class IB shares are offered at net asset value and pay an ongoing distribution fee.

D) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) Deduction of other Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.





Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 591
 Cost $4,742
 ...............................................................................................................................
  Market Value:                                        $4,926            $       --        $   --            $        --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 146,553
 Cost $1,604,544
 ...............................................................................................................................
  Market Value:                                            --             1,537,338            --                     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 855
 Cost $8,687
 ...............................................................................................................................
  Market Value:                                            --                    --         8,786                     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 641,557
 Cost $10,366,782
 ...............................................................................................................................
  Market Value:                                            --                    --            --             12,157,509
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 1,500,092
 Cost $24,811,537
 ...............................................................................................................................
  Market Value:                                            --                    --            --                     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 1,600,532
 Cost $38,609,080
 ...............................................................................................................................
  Market Value:                                            --                    --            --                      --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 11,304
 Cost $111,441
 ...............................................................................................................................
  Market Value:                                            --                    --            --                     --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                   903            --                 11,310
 ...............................................................................................................................
Receivable from fund shares sold                           --                    --            --                     --
 ...............................................................................................................................
Total Assets                                            4,926             1,538,241         8,786             12,168,819
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                    --            --                     --
 ...............................................................................................................................
Payable for fund shares purchased                          --                   903            --                 11,310
 ...............................................................................................................................
Total Liabilities                                          --                   903            --                 11,310
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $4,926            $1,537,338        $8,786            $12,157,509
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth            Health
                                                       Growth            and Income        Sciences
                                                       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 591
 Cost $4,742
 .............................................................................................................
  Market Value:                                        $        --       $        --       $     --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 591
 Cost $4,742
 .............................................................................................................
  Market Value:                                                 --                --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 855
 Cost $8,687
 .............................................................................................................
  Market Value:                                                 --                --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 641,557
 Cost $10,366,782
 .............................................................................................................
  Market Value:                                                 --                --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 1,500,092
 Cost $24,811,537
 .............................................................................................................
  Market Value:                                         30,421,864                --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 1,600,532
 Cost $38,609,080
 .............................................................................................................
  Market Value:                                                 --        46,047,309             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 11,304
 Cost $111,441
 .............................................................................................................
  Market Value:                                                 --                --        123,664
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    40,664            64,312             --
 .............................................................................................................
Receivable from fund shares sold                                --                --             --
 .............................................................................................................
Total Assets                                            30,462,528        46,111,621        123,664
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                          --                --             --
 .............................................................................................................
Payable for fund shares purchased                           40,587            64,269             --
 .............................................................................................................
Total Liabilities                                           40,587            64,269             --
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $30,421,941       $46,047,352       $123,664
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International     International
                                                       Sub-Account       Growth            Growth            New
                                                                         Sub-Account       and Income        Opportunities
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 663,461
 Cost $8,487,607
 ...............................................................................................................................
  Market Value:                                        $7,762,495        $     --          $    --           $    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 7,516
 Cost $95,421
 ...............................................................................................................................
  Market Value:                                                --         101,618               --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 1,832
 Cost $20,228
 ...............................................................................................................................
  Market Value:                                                --              --           22,423                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 1,036
 Cost $11,252
 ...............................................................................................................................
  Market Value:                                                --              --               --            11,908
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 10,866
 Cost $116,784
 ...............................................................................................................................
  Market Value:                                                --              --               --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 1,155,707
 Cost $1,155,707
 ...............................................................................................................................
  Market Value:                                                --              --               --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 1,156,760
 Cost $21,937,912
 ...............................................................................................................................
  Market Value:                                                --              --               --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                       --              --               --               591
 ...............................................................................................................................
Receivable from fund shares sold                            9,883              --               --                --
 ...............................................................................................................................
Total Assets                                            7,772,378         101,618           22,423            12,499
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                      9,894              --               --                --
 ...............................................................................................................................
Payable for fund shares purchased                              --              --               --               591
 ...............................................................................................................................
Total Liabilities                                           9,894              --               --               591
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $7,762,484        $101,618          $22,423           $11,908
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors         Money             New
                                                       Sub-Account       Market            Opportunities
                                                                         Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 663,461
 Cost $8,487,607
 .............................................................................................................
  Market Value:                                        $     --          $       --        $        --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 7,516
 Cost $95,421
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 1,832
 Cost $20,228
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 1,036
 Cost $11,252
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 10,866
 Cost $116,784
 .............................................................................................................
  Market Value:                                         126,586                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 1,155,707
 Cost $1,155,707
 .............................................................................................................
  Market Value:                                              --           1,155,707                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 1,156,760
 Cost $21,937,912
 .............................................................................................................
  Market Value:                                              --                  --         30,145,166
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                     --                 331             24,210
 .............................................................................................................
Receivable from fund shares sold                             --                  --                 --
 .............................................................................................................
Total Assets                                            126,586           1,156,038         30,169,376
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --                  --                 --
 .............................................................................................................
Payable for fund shares purchased                            --                 321             24,189
 .............................................................................................................
Total Liabilities                                            --                 321             24,189
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $126,586          $1,155,717        $30,145,187
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New               OTC &             U.S. Government   Utilities
                                                       Value             Emerging          and High          Growth
                                                       Sub-Account       Growth            Quality Bond      and Income
                                                                         Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 1,458
 Cost $16,476
 ...............................................................................................................................
  Market Value:                                        $17,540           $    --           $       --        $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 1,985
 Cost $16,381
 ...............................................................................................................................
  Market Value:                                             --            20,032                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 475,600
 Cost $6,209,103
 ...............................................................................................................................
  Market Value:                                             --                --            6,529,991                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 231,954
 Cost $3,172,169
 ...............................................................................................................................
  Market Value:                                             --                --                   --         4,219,240
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 1,738
 Cost $21,088
 ...............................................................................................................................
  Market Value:                                             --                --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 1,400,319
 Cost $44,936,621
 ...............................................................................................................................
  Market Value:                                             --                --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    --                --               24,735            13,834
 ...............................................................................................................................
Receivable from fund shares sold                            --                --                   --                --
 ...............................................................................................................................
Total Assets                                            17,540            20,032            6,554,726         4,233,074
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                      --                --                   --                --
 ...............................................................................................................................
Payable for fund shares purchased                           --                --               24,735            13,835
 ...............................................................................................................................
Total Liabilities                                           --                --               24,735            13,835
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $17,540           $20,032           $6,529,991        $4,219,239
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Vista             Voyager
                                                       Sub-Account       Sub-Account


Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 1,458
 Cost $16,476
 ...........................................................................................
  Market Value:                                        $    --           $        --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 1,985
 Cost $16,381
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 475,600
 Cost $6,209,103
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 231,954
 Cost $3,172,169
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 1,738
 Cost $21,088
 ...........................................................................................
  Market Value:                                         25,590                    --
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 1,400,319
 Cost $44,936,621
 ...........................................................................................
  Market Value:                                             --            64,204,624
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    --                55,912
 ...........................................................................................
Receivable from fund shares sold                            --                    --
 ...........................................................................................
Total Assets                                            25,590            64,260,536
 ...........................................................................................
Liabilities
Due to Hartford Life Insurance Company                      --                    --
 ...........................................................................................
Payable for fund shares purchased                           --                55,899
 ...........................................................................................
Total Liabilities                                           --                55,899
-------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $25,590           $64,204,637
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                     Units            Unit              Contract
                                                                      Owned by         Price             Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable Life Contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                                  461        $10.693257        $      4,926
 .............................................................................................................................
  Diversified Income Fund                                               120,321         12.777025           1,537,338
 .............................................................................................................................
  George Putnam Fund                                                        829         10.602638               8,786
 .............................................................................................................................
  Global Asset Allocation Fund                                          584,714         20.792218          12,157,509
 .............................................................................................................................
  Global Growth Fund                                                  1,290,382         23.575913          30,421,941
 .............................................................................................................................
  Growth and Income Fund                                              1,804,514         25.517876          46,047,352
 .............................................................................................................................
  Health Sciences Fund                                                   10,999         11.242853             123,664
 .............................................................................................................................
  High Yield Fund                                                       498,354         15.576256           7,762,484
 .............................................................................................................................
  International Growth Fund                                              10,385          9.785387             101,618
 .............................................................................................................................
  International Growth and Income Fund                                    2,295          9.768076              22,423
 .............................................................................................................................
  International New Opportunities Fund                                    1,221          9.753782              11,908
 .............................................................................................................................
  Investors Fund                                                         11,317         11.185169             126,586
 .............................................................................................................................
  Money Market Fund                                                     892,148          1.295432           1,155,717
 .............................................................................................................................
  New Opportunities Fund                                              1,325,514         22.742256          30,145,187
 .............................................................................................................................
  New Value Fund                                                          1,653         10.611164              17,540
 .............................................................................................................................
  OTC & Emerging Markets Fund                                             1,859         10.773294              20,032
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                            444,044         14.705728           6,529,991
 .............................................................................................................................
  Utilities Growth and Income Fund                                      195,008         21.636249           4,219,239
 .............................................................................................................................
  Vista Fund                                                              2,411         10.612377              25,590
 .............................................................................................................................
  Voyager Fund                                                        2,226,511         28.836430          64,204,637
-----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                              $204,644,468
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $     --          $  44,660         $ 27              $  229,958
 ................................................................................................................
 Capital gains income                         --             18,969           --                 987,748
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (1,950)               216            1                  14,239
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          184            (90,075)          99                 133,720
 ................................................................................................................
 Net gain (loss) on investments           (1,766)           (89,859)         100                 147,959
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $ (1,766)         $ (26,230)        $127              $1,365,665
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  554,987        $  592,084        $   101
 ..............................................................................................
 Capital gains income                    2,774,936         3,865,126             --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (7,956)           29,783             20
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      2,948,427         1,038,459         12,223
 ..............................................................................................
 Net gain (loss) on investments          2,940,471         1,068,242         12,243
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $6,270,394        $5,525,452        $12,344
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account*      and Income        Opportunities
                                                                            Sub-Account*      Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  513,505        $  227            $  270            $ --
 ................................................................................................................
 Capital gains income                       80,578            --               651              --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (10,213)           (2)                7              --
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (1,174,864)        6,197             2,195             656
 ................................................................................................................
 Net gain (loss) on investments         (1,185,077)        6,195             2,202             656
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $ (590,994)       $6,422            $3,123            $656
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $   70            $66,306           $       --
 ..............................................................................................
 Capital gains income                       --                 --              305,733
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  34                 --              (74,393)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      9,802                 --            5,084,117
 ..............................................................................................
 Net gain (loss) on investments          9,836                 --            5,009,724
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $9,906            $66,306           $5,315,457
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account*      Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  186            $    7            $361,057          $ 91,969
 ................................................................................................................
 Capital gains income                       35                --               9,397           158,511
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   1              (18)             132,832             8,994
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,064             3,651              24,876           263,198
 ................................................................................................................
 Net gain (loss) on investments          1,065             3,633             157,708           272,192
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $1,286            $3,640            $528,162          $522,672
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



----------------------------------------------------------------------------
Investment Income:
 Dividends                              $   --            $   117,946
 ............................................................................
 Capital gains income                       --              2,877,880
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                (101)               (22,334)
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      4,502              8,969,653
 ............................................................................
 Net gain (loss) on investments          4,401              8,947,319
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $4,401            $11,943,145
----------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   --            $   44,660        $   27            $   229,958
 ................................................................................................................
 Capital gains income                       --                18,969            --                987,748
 ................................................................................................................
 Net realized gain (loss)
  on security transactions              (1,950)                  216             1                 14,239
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        184               (90,075)           99                133,720
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                       (1,766)              (26,230)          127              1,365,665
 ................................................................................................................
Unit transactions:
 Purchases                               1,047               429,937         1,797              1,222,858
 ................................................................................................................
 Net transfers                           5,701               266,909         7,237                685,135
 ................................................................................................................
 Surrenders                                (21)              (21,473)         (123)              (182,499)
 ................................................................................................................
 Net loan activity                          --               (11,902)           --               (127,127)
 ................................................................................................................
Cost of insurance                          (35)              (55,844)         (252)              (330,869)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 6,692               607,627         8,659              1,267,498
 ................................................................................................................
 Total increase (decrease)
  in net assets                          4,926               581,397         8,786              2,633,163
 ................................................................................................................
Net Assets
 Beginning of period                        --               955,941            --              9,524,346
----------------------------------------------------------------------------------------------------------------
 End of period                          $4,926            $1,537,338        $8,786            $12,157,509
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   554,987       $   592,084       $    101
 ..............................................................................................
 Capital gains income                     2,774,936         3,865,126             --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   (7,956)           29,783             20
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       2,948,427         1,038,459         12,223
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         6,270,394         5,525,452         12,344
 ..............................................................................................
Unit transactions:
 Purchases                                5,019,364         7,070,954          4,436
 ..............................................................................................
 Net transfers                            3,191,859         6,016,210        108,383
 ..............................................................................................
 Surrenders                                (823,255)       (1,329,891)          (347)
 ..............................................................................................
 Net loan activity                         (671,453)         (628,747)            (2)
 ..............................................................................................
Cost of insurance                        (1,015,926)       (1,562,683)        (1,150)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  5,700,589         9,565,843        111,320
 ..............................................................................................
 Total increase (decrease)
  in net assets                          11,970,983        15,091,295        123,664
 ..............................................................................................
Net Assets
 Beginning of period                     18,450,958        30,956,057             --
----------------------------------------------------------------------------------------------
 End of period                          $30,421,941       $46,047,352       $123,664
----------------------------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account*      and Income        Opportunities
                                                                            Sub-Account*      Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  513,505        $    227          $   270           $    --
 ................................................................................................................
 Capital gains income                       80,578              --              651                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (10,213)             (2)               7                --
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (1,174,864)          6,197            2,195               656
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         (590,994)          6,422            3,123               656
 ................................................................................................................
Unit transactions:
 Purchases                               1,578,769           2,747            2,250             1,145
 ................................................................................................................
 Net transfers                           1,518,889          93,024           17,972            10,162
 ................................................................................................................
 Surrenders                               (493,675)           (238)            (105)              (24)
 ................................................................................................................
 Net loan activity                         (58,172)             (3)             (20)               --
 ................................................................................................................
Cost of insurance                         (330,916)           (334)            (797)              (31)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 2,214,895          95,196           19,300            11,252
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,623,901         101,618           22,423            11,908
 ................................................................................................................
Net Assets
 Beginning of period                     6,138,583              --               --                --
----------------------------------------------------------------------------------------------------------------
 End of period                          $7,762,484        $101,618          $22,423           $11,908
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $     70          $   66,306        $        --
 ..............................................................................................
 Capital gains income                         --                  --            305,733
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    34                  --            (74,393)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        9,802                  --          5,084,117
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          9,906              66,306          5,315,457
 ..............................................................................................
Unit transactions:
 Purchases                                 2,864             223,214          4,989,756
 ..............................................................................................
 Net transfers                           115,108            (205,708)         3,222,851
 ..............................................................................................
 Surrenders                                 (325)            (32,523)          (695,854)
 ..............................................................................................
 Net loan activity                           (24)            (31,681)          (325,692)
 ..............................................................................................
Cost of insurance                           (943)            (59,689)          (962,450)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 116,680            (106,387)         6,228,611
 ..............................................................................................
 Total increase (decrease)
  in net assets                          126,586             (40,081)        11,544,068
 ..............................................................................................
Net Assets
 Beginning of period                          --           1,195,798         18,601,119
----------------------------------------------------------------------------------------------
 End of period                          $126,586          $1,155,717        $30,145,187
----------------------------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account*      Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   186           $     7           $  361,057        $   91,969
 ................................................................................................................
 Capital gains income                        35                --                9,397           158,511
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1               (18)             132,832             8,994
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       1,064             3,651               24,876           263,198
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         1,286             3,640              528,162           522,672
 ................................................................................................................
Unit transactions:
 Purchases                                7,363             1,625            1,791,710           470,436
 ................................................................................................................
 Net transfers                            9,119            15,102           (2,923,672)          341,606
 ................................................................................................................
 Surrenders                                (100)              (70)            (295,573)          (76,934)
 ................................................................................................................
 Net loan activity                           --               (10)             (58,278)          (78,333)
 ................................................................................................................
Cost of insurance                          (128)             (255)            (317,364)         (111,123)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 16,254            16,392           (1,803,177)          545,652
 ................................................................................................................
 Total increase (decrease)
  in net assets                          17,540            20,032           (1,275,015)        1,068,324
 ................................................................................................................
Net Assets
 Beginning of period                         --                --            7,805,006         3,150,915
----------------------------------------------------------------------------------------------------------------
 End of period                          $17,540           $20,032           $6,529,991        $4,219,239
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



--------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    --           $   117,946
 ................................................................................
 Capital gains income                        --             2,877,880
 ................................................................................
 Net realized gain (loss)
  on security transactions                 (101)              (22,334)
 ................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       4,502             8,969,653
 ................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         4,401            11,943,145
 ................................................................................
Unit transactions:
 Purchases                                1,069             8,611,086
 ................................................................................
 Net transfers                           20,251             4,732,697
 ................................................................................
 Surrenders                                   4            (1,882,355)
 ................................................................................
 Net loan activity                           --              (723,265)
 ................................................................................
Cost of insurance                          (135)           (2,043,615)
 ................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 21,189             8,694,548
 ................................................................................
 Total increase (decrease)
  in net assets                          25,590            20,637,693
 ................................................................................
Net Assets
 Beginning of period                         --            43,566,944
--------------------------------------------------------------------------------
 End of period                          $25,590           $64,204,637
--------------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Diversified      Global Asset     Global            Growth             High Yield
December 31, 1997                              Income           Allocation       Growth            and Income         Sub-Account
                                               Sub-Account      Sub-Account      Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $ 30,216         $  220,664       $   334,261       $   397,806        $  262,832
 ..................................................................................................................................
 Capital gains income                             4,763            377,169           359,534           968,274            30,477
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                        2,460              7,932           (33,670)           12,251             2,304
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              10,461            742,644         1,236,428         3,534,550           287,986
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                47,900          1,348,409         1,896,553         4,912,881           583,599
 ..................................................................................................................................
Unit transactions:
 Purchases                                      115,990            915,512         3,752,372         4,532,202         1,141,730
 ..................................................................................................................................
 Net transfers                                  402,910          1,954,680         2,721,380         7,767,156         2,371,153
 ..................................................................................................................................
 Surrenders                                     (12,188)          (253,433)         (884,502)       (1,298,679)         (123,174)
 ..................................................................................................................................
Loan withdrawals                                   (751)           (55,347)         (131,484)         (577,327)         (115,508)
 ..................................................................................................................................
Cost of insurance                               (33,003)          (229,354)         (683,606)         (929,434)         (249,137)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        472,958          2,332,058         4,774,160         9,493,918         3,025,064
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 520,858          3,680,467         6,670,713        14,406,799         3,608,663
 ..................................................................................................................................
 Net assets:
 Beginning of period                            435,083          5,843,879        11,780,245        16,549,258         2,529,920
----------------------------------------------------------------------------------------------------------------------------------
 End of period                                 $955,941         $9,524,346       $18,450,958       $30,956,057        $6,138,583
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                           Money            New                U.S. Government   Utilities        Voyager
December 31, 1997                            Market           Opportunities      and High          Growth           Sub-Account
                                             Sub-Account      Sub-Account        Quality Bond      and Income
                                                                                 Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   63,111       $        --        $  365,648        $   76,374       $    60,565
 ..................................................................................................................................
 Capital gains income                                --                --                --           104,146         1,305,213
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --           (22,886)            8,903            19,472            11,110
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --         3,111,259           197,331           433,410         6,852,337
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                63,111         3,088,373           571,882           633,402         8,229,225
 ..................................................................................................................................
Unit transactions:
 Purchases                                      913,653         3,520,934         2,115,331           333,259         7,068,448
 ..................................................................................................................................
 Net transfers                               (1,121,412)        3,467,996         1,005,018           386,953         6,792,739
 ..................................................................................................................................
 Surrenders                                     (15,304)         (593,906)         (435,871)         (177,522)       (1,517,033)
 ..................................................................................................................................
Loan withdrawals                               (347,423)         (194,305)          121,927            92,803          (425,937)
 ..................................................................................................................................
Cost of insurance                               (33,406)         (625,715)         (347,724)          (75,120)       (1,444,364)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                       (603,892)        5,575,004         2,458,681           560,373        10,473,853
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                (540,781)        8,663,377         3,030,563         1,193,775        18,703,078
 ..................................................................................................................................
 Net assets:
 Beginning of period                          1,736,579         9,937,742         4,774,443         1,957,140        24,863,866
----------------------------------------------------------------------------------------------------------------------------------
 End of period                               $1,195,798       $18,601,119        $7,805,006        $3,150,915       $43,566,944
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Risk Charge -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Administrative and Issue Charges -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.




Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 128
 Cost $1,000
 ...............................................................................................................................
  Market Value:                                        $1,069            $     --          $    --           $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 30,973
 Cost $336,330
 ...............................................................................................................................
  Market Value:                                            --             324,909               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 1,386
 Cost $13,574
 ...............................................................................................................................
  Market Value:                                            --                  --           14,244                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 189,534
 Cost $3,456,974
 ...............................................................................................................................
  Market Value:                                            --                  --               --            3,591,673
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 338,746
 Cost $5,966,864
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 394,067
 Cost $10,410,756
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 6,893
 Cost $68,375
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                   2               --                  232
 ...............................................................................................................................
Receivable from fund shares sold                           --                  --               --                   --
 ...............................................................................................................................
Total Assets                                            1,069             324,911           14,244            3,591,905
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                  --               --                   --
 ...............................................................................................................................
Payable for fund shares purchased                          --                  --               --                   --
 ...............................................................................................................................
Total Liabilities                                          --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $1,069            $324,911          $14,244           $3,591,905
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth            Health
                                                       Growth            and Income        Sciences
                                                       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 128
 Cost $1,000
 .............................................................................................................
  Market Value:                                        $       --        $        --       $    --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 30,973
 Cost $336,330
 .............................................................................................................
  Market Value:                                                --                 --            --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 1,386
 Cost $13,574
 .............................................................................................................
  Market Value:                                                --                 --            --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 189,534
 Cost $3,456,974
 .............................................................................................................
  Market Value:                                                --                 --            --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 338,746
 Cost $5,966,864
 .............................................................................................................
  Market Value:                                         6,869,766                 --            --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 394,067
 Cost $10,410,756
 .............................................................................................................
  Market Value:                                                --         11,337,302            --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 6,893
 Cost $68,375
 .............................................................................................................
  Market Value:                                                --                 --        75,411
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   20,057             12,360            --
 .............................................................................................................
Receivable from fund shares sold                               --                --             --
 .............................................................................................................
Total Assets                                            6,889,823         11,349,662        75,411
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --                 --            --
 .............................................................................................................
Payable for fund shares purchased                          19,661             13,653            --
 .............................................................................................................
Total Liabilities                                          19,661             13,653            --
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $6,870,162        $11,336,009       $75,411
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International     International
                                                       Sub-Account       Growth            Growth            New
                                                                         Sub-Account       and Income        Opportunities
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 178,699
 Cost $2,308,364
 ...............................................................................................................................
  Market Value:                                        $2,090,779        $   --            $    --           $   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 396
 Cost $5,073
 ...............................................................................................................................
  Market Value:                                                --         5,351                 --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 2,103
 Cost $22,885
 ...............................................................................................................................
  Market Value:                                                --            --             25,735               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 311
 Cost $3,336
 ...............................................................................................................................
  Market Value:                                                --            --                 --            3,576
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 10,542
 Cost $102,726
 ...............................................................................................................................
  Market Value:                                                --            --                 --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 388,157
 Cost $388,157
 ...............................................................................................................................
  Market Value:                                                --            --                 --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 340,951
 Cost $6,841,099
 ...............................................................................................................................
  Market Value:                                                --            --                 --               --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    4,930            --                 --               --
 ...............................................................................................................................
Receivable from fund shares sold                               --            --                 --               --
 ...............................................................................................................................
Total Assets                                            2,095,709         5,351             25,735            3,576
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --            --                 --               --
 ...............................................................................................................................
Payable for fund shares purchased                           4,919            --                 --               --
 ...............................................................................................................................
Total Liabilities                                           4,919            --                 --               --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $2,090,790        $5,351            $25,735           $3,576
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors         Money             New
                                                       Sub-Account       Market            Opportunities
                                                                         Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 178,699
 Cost $2,308,364
 .............................................................................................................
  Market Value:                                        $     --          $     --          $       --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 396
 Cost $5,073
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 2,103
 Cost $22,885
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 311
 Cost $3,336
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 10,542
 Cost $102,726
 .............................................................................................................
  Market Value:                                         122,817                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 388,157
 Cost $388,157
 .............................................................................................................
  Market Value:                                              --           388,157                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 340,951
 Cost $6,841,099
 .............................................................................................................
  Market Value:                                              --                --           8,885,177
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                      2                --              32,368
 .............................................................................................................
Receivable from fund shares sold                             --                --                  --
 .............................................................................................................
Total Assets                                            122,819           388,157           8,917,545
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --                 2                  --
 .............................................................................................................
Payable for fund shares purchased                            --                --              31,617
 .............................................................................................................
Total Liabilities                                            --                 2              31,617
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $122,819          $388,155          $8,885,928
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New               OTC &             U.S. Government   Utilities
                                                       Value             Emerging Growth   and High          Growth
                                                       Sub-Account       Sub-Account       Quality Bond      and Income
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 243
 Cost $2,555
 ...............................................................................................................................
  Market Value:                                        $2,926            $    --           $       --        $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 1,533
 Cost $11,408
 ...............................................................................................................................
  Market Value:                                            --             15,470                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 182,826
 Cost $2,323,262
 ...............................................................................................................................
  Market Value:                                            --                 --            2,510,200                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 56,675
 Cost $896,135
 ...............................................................................................................................
  Market Value:                                            --                 --                   --         1,030,923
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 364
 Cost $4,332
 ...............................................................................................................................
  Market Value:                                            --                 --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 315,146
 Cost $11,418,171
 ...............................................................................................................................
  Market Value:                                            --                 --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                 --                   --               411
 ...............................................................................................................................
Receivable from fund shares sold                           --                 --               37,676                --
 ...............................................................................................................................
Total Assets                                            2,926             15,470            2,547,876         1,031,334
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                 --               38,338                --
 ...............................................................................................................................
Payable for fund shares purchased                          --                 --                   --               358
 ...............................................................................................................................
Total Liabilities                                          --                 --               38,338               358
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $2,926            $15,470           $2,509,538        $1,030,976
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Vista             Voyager
                                                       Sub-Account       Sub-Account

Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 243
 Cost $2,555
 ...........................................................................................
  Market Value:                                        $   --            $        --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 1,533
 Cost $11,408
 ...........................................................................................
  Market Value:                                            --                     --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Fund
 Shares 182,826
 Cost $2,323,262
 ...........................................................................................
  Market Value:                                            --                     --
-------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 56,675
 Cost $896,135
 ...........................................................................................
  Market Value:                                            --                     --
-------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 364
 Cost $4,332
 ...........................................................................................
  Market Value:                                         5,360                     --
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 315,146
 Cost $11,418,171
 ...........................................................................................
  Market Value:                                            --             14,449,447
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                 27,122
 ...........................................................................................
Receivable from fund shares sold                           --                     --
 ...........................................................................................
Total Assets                                            5,360             14,476,569
 ...........................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                     --
 ...........................................................................................
Payable for fund shares purchased                          --                 25,807
 ...........................................................................................
Total Liabilities                                          --                 25,807
-------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $5,360            $14,450,762
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                     Units            Unit               Contract
                                                                      Owned by         Price              Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                                  100        $10.693257         $     1,069
 .............................................................................................................................
  Diversified Income Fund                                                25,429         12.777025             324,911
 .............................................................................................................................
  George Putnam Fund                                                      1,343         10.602638              14,244
 .............................................................................................................................
  Global Asset Allocation Fund                                          172,752         20.792218           3,591,905
 .............................................................................................................................
  Global Growth Fund                                                    291,406         23.575913           6,870,162
 .............................................................................................................................
  Growth and Income Fund                                                444,238         25.517876          11,336,009
 .............................................................................................................................
  Health Sciences Fund                                                    6,707         11.242853              75,411
 .............................................................................................................................
  High Yield Fund                                                       134,229         15.576256           2,090,790
 .............................................................................................................................
  International Growth Fund                                                 547          9.785387               5,351
 .............................................................................................................................
  International Growth and Income Fund                                    2,635          9.768076              25,735
 .............................................................................................................................
  International New Opportunties Fund                                       367          9.753782               3,576
 .............................................................................................................................
  Investors Fund                                                         10,981         11.185169             122,819
 .............................................................................................................................
  Money Market Fund                                                     299,633          1.295432             388,155
 .............................................................................................................................
  New Opportunities Fund                                                390,723         22.742256           8,885,928
 .............................................................................................................................
  New Value Fund                                                            276         10.611164               2,926
 .............................................................................................................................
  OTC & Emerging Growth Fund                                              1,436         10.773294              15,470
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                            170,651         14.705728           2,509,538
 .............................................................................................................................
  Utilities Growth and Income Fund                                       47,650         21.636249           1,030,976
 .............................................................................................................................
  Vista Fund                                                                505         10.612377               5,360
 .............................................................................................................................
  Voyager Fund                                                          501,126         28.836584          14,450,762
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                              $51,751,097
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $--               $  8,975          $122              $ 51,115
 ................................................................................................................
 Capital gains income                    --                  3,812            --               219,555
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               --                    181            11                    68
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      69                (17,009)          670                37,408
 ................................................................................................................
 Net gain (loss) on investments          69                (16,828)          681                37,476
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $69               $ (4,041)         $803              $308,146
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  127,435        $  129,504        $   69
 ..............................................................................................
 Capital gains income                      637,175           845,402            --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                 (12,611)           15,246            11
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        623,542           249,632         7,036
 ..............................................................................................
 Net gain (loss) on investments            610,931           264,878         7,047
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $1,375,541        $1,239,784        $7,116
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account*      and Income        Opportunities
                                                                            Sub-Account*      Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  114,613        $ 15              $  320            $ --
 ................................................................................................................
 Capital gains income                       17,985          --                 770              --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (6,169)          4                   5               7
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (280,696)        278               2,850             240
 ................................................................................................................
 Net gain (loss) on investments           (286,865)        282               2,855             247
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $ (154,267)       $297              $3,945            $247
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $   158           $17,549           $       --
 ..............................................................................................
 Capital gains income                        --                --               79,622
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   18                --                    5
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      20,091                --            1,351,153
 ..............................................................................................
 Net gain (loss) on investments          20,109                --            1,351,158
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $20,267           $17,549           $1,430,780
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account*      Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 32              $    6            $159,132          $ 19,667
 ................................................................................................................
 Capital gains income                      6                  --               4,142            33,897
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                18                   8               3,345              (421)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      371               4,062              47,564            66,049
 ................................................................................................................
 Net gain (loss) on investments          389               4,070              50,909            65,628
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $427              $4,076            $214,183          $119,192
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



----------------------------------------------------------------------------
Investment Income:
 Dividends                              $   --            $   23,145
 ............................................................................
 Capital gains income                       --               564,740
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                  25                 4,061
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,028             1,898,310
 ............................................................................
 Net gain (loss) on investments          1,053             1,902,371
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $1,053            $2,490,256
----------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   --            $  8,975          $   122           $   51,115
 ................................................................................................................
 Capital gains income                       --               3,812               --              219,555
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  --                 181               11                   68
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         69             (17,009)             670               37,408
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           69              (4,041)             803              308,146
 ................................................................................................................
Unit transactions:
 Purchases                               1,000             128,587            1,000              369,681
 ................................................................................................................
 Net transfers                              --              47,983           12,809            1,442,896
 ................................................................................................................
 Surrenders                                 --             (17,974)            (356)             (73,960)
 ................................................................................................................
 Net loan activity                          --                  --               --               23,838
 ................................................................................................................
Cost of insurance                           --             (18,831)            (12)              (73,651)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 1,000             139,765           13,441            1,688,804
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,069             135,724           14,244            1,996,950
 ................................................................................................................
Net Assets
 Beginning of period                        --             189,187               --            1,594,955
----------------------------------------------------------------------------------------------------------------
 End of period                          $1,069            $324,911          $14,244           $3,591,905
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  127,435        $   129,504       $    69
 ..............................................................................................
 Capital gains income                      637,175            845,402            --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                 (12,611)            15,246            11
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        623,542            249,632         7,036
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        1,375,541          1,239,784         7,116
 ..............................................................................................
Unit transactions:
 Purchases                               1,390,116          2,372,295         1,000
 ..............................................................................................
 Net transfers                             472,175          2,636,000        67,576
 ..............................................................................................
 Surrenders                               (229,540)          (394,619)         (213)
 ..............................................................................................
 Net loan activity                          13,683            (74,317)           --
 ..............................................................................................
Cost of insurance                         (210,154)          (418,260)         (68)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 1,436,280          4,121,099        68,295
 ..............................................................................................
 Total increase (decrease)
  in net assets                          2,811,821          5,360,883        75,411
 ..............................................................................................
Net Assets
 Beginning of period                     4,058,341          5,975,126            --
----------------------------------------------------------------------------------------------
 End of period                          $6,870,162        $11,336,009       $75,411
----------------------------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account*      and Income        Opportunities
                                                                            Sub-Account*      Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  114,613        $   15            $   320           $   --
 ................................................................................................................
 Capital gains income                       17,985            --                770               --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (6,169)            4                  5                7
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (280,696)          278              2,850              240
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         (154,267)          297              3,945              247
 ................................................................................................................
Unit transactions:
 Purchases                                 451,806         1,000              1,172            1,000
 ................................................................................................................
 Net transfers                             938,222         4,157             20,802            2,431
 ................................................................................................................
 Surrenders                                (78,942)         (102)              (132)            (101)
 ................................................................................................................
 Net loan activity                             (19)           --                 --               --
 ................................................................................................................
Cost of insurance                          (68,646)           (1)               (52)              (1)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 1,242,421         5,054             21,790            3,329
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,088,154         5,351             25,735            3,576
 ................................................................................................................
Net Assets
 Beginning of period                     1,002,636            --                 --               --
----------------------------------------------------------------------------------------------------------------
 End of period                          $2,090,790        $5,351            $25,735           $3,576
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    158          $ 17,549          $       --
 ..............................................................................................
 Capital gains income                         --                --              79,622
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    18                --                   5
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       20,091                --           1,351,153
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         20,267            17,549           1,430,780
 ..............................................................................................
Unit transactions:
 Purchases                                 1,207           376,321           1,645,046
 ..............................................................................................
 Net transfers                           101,790          (222,386)          1,581,473
 ..............................................................................................
 Surrenders                                 (298)          (14,326)           (286,756)
 ..............................................................................................
 Net loan activity                            --                --             (61,049)
 ..............................................................................................
Cost of insurance                           (147)           (4,514)           (251,400)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 102,552           135,095           2,627,314
 ..............................................................................................
 Total increase (decrease)
  in net assets                          122,819           152,644           4,058,094
 ..............................................................................................
Net Assets
 Beginning of period                          --           235,511           4,827,834
----------------------------------------------------------------------------------------------
 End of period                          $122,819          $388,155          $8,885,928
----------------------------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account       Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   32            $     6           $  159,132        $   19,667
 ................................................................................................................
 Capital gains income                        6                 --                4,142            33,897
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  18                  8                3,345              (421)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        371              4,062               47,564            66,049
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          427              4,076              214,183           119,192
 ................................................................................................................
Unit transactions:
 Purchases                               1,000              1,086              480,043           175,713
 ................................................................................................................
 Net transfers                           1,668             10,401             (975,004)          361,235
 ................................................................................................................
 Surrenders                               (168)               (66)             (62,811)          (24,641)
 ................................................................................................................
 Net loan activity                          --                (66)             (15,305)           23,875
 ................................................................................................................
Cost of insurance                           (1)               (27)            (137,056)          (33,941)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 2,499             11,394             (710,133)          502,241
 ................................................................................................................
 Total increase (decrease)
  in net assets                          2,926             15,470             (495,950)          621,433
 ................................................................................................................
Net Assets
 Beginning of period                        --                 --            3,005,488           409,543
----------------------------------------------------------------------------------------------------------------
 End of period                          $2,926            $15,470           $2,509,538        $1,030,976
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



--------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   --            $    23,145
 ..........................................................................
 Capital gains income                       --                564,740
 ..........................................................................
 Net realized gain (loss)
  on security transactions                  25                  4,061
 ..........................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,028              1,898,310
 ..........................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        1,053              2,490,256
 ..........................................................................
Unit transactions:
 Purchases                               1,000              2,546,550
 ..........................................................................
 Net transfers                           3,533              2,515,789
 ..........................................................................
 Surrenders                               (224)              (452,353)
 ..........................................................................
 Net loan activity                        (224)                47,899
 ..........................................................................
Cost of insurance                           (2)              (400,770)
 ..........................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 4,307              4,257,115
 ..........................................................................
 Total increase (decrease)
  in net assets                          5,360              6,747,371
 ..........................................................................
Net Assets
 Beginning of period                        --              7,703,391
--------------------------------------------------------------------------
 End of period                          $5,360            $14,450,762
--------------------------------------------------------------------------
*From inception August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Diversified     Global Asset      Global            Growth            High Yield
December 31, 1997                              Income          Allocation        Growth            and Income        Sub-Account
                                               Sub-Account     Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  3,548        $   16,282        $   54,214        $   48,364        $   25,054
 ..................................................................................................................................
 Capital gains income                               559            27,830            58,313           117,720             2,905
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           72             1,904            12,818               454             2,088
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                               3,772            73,875           185,156           549,596            44,616
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 7,951           119,891           310,501           716,134            74,663
 ..................................................................................................................................
Unit transactions:
 Purchases                                       69,865           216,473           933,794         1,047,062           202,481
 ..................................................................................................................................
 Net transfers                                   66,718           951,228         1,576,563         3,026,454           435,717
 ..................................................................................................................................
 Surrenders                                      (7,735)          (32,107)         (119,126)         (169,710)          (28,512)
 ..................................................................................................................................
Loan withdrawals                                     --              (895)          (26,693)          (83,344)               --
 ..................................................................................................................................
Cost of insurance                                (7,523)          (44,664)         (123,165)         (176,607)          (30,461)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        121,325         1,090,035         2,241,373         3,643,855           579,225
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                 129,276         1,209,926         2,551,874         4,359,989           653,888
 ..................................................................................................................................
 Net assets:
 Beginning of period                             59,911           385,029         1,506,467         1,615,137           348,748
----------------------------------------------------------------------------------------------------------------------------------
 End of period                                 $189,187        $1,594,955        $4,058,341        $5,975,126        $1,002,636
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the year ended                             Money           New               U.S. Government     Utilities       Voyager
December 31, 1997                              Market          Opportunities     and High            Growth          Sub-Account
                                               Sub-Account     Sub-Account       Quality Bond        and Income
                                                                                 Sub-Account         Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                  $  8,816        $       --        $   84,427          $  6,195        $    7,934
 ..................................................................................................................................
 Capital gains income                                --                --                --             8,447           170,979
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                           --            (2,744)            3,412                41           (10,475)
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                                  --           705,146           105,411            58,141         1,072,966
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                                 8,816           702,402           193,250            72,824         1,241,404
 ..................................................................................................................................
Unit transactions:
 Purchases                                       46,630           880,486           905,167            56,076         1,401,137
 ..................................................................................................................................
 Net transfers                                   (7,827)        1,743,133         1,214,258           158,063         2,438,213
 ..................................................................................................................................
 Surrenders                                      (8,065)         (141,142)          (57,683)           (9,042)         (228,692)
 ..................................................................................................................................
Loan withdrawals                                     --           (12,422)          (69,040)               --           (38,108)
 ..................................................................................................................................
Cost of insurance                                (4,477)         (114,029)         (111,805)          (10,227)         (203,142)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                         26,261         2,356,026         1,880,897           194,870         3,369,408
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                                  35,077         3,058,428         2,074,147           267,694         4,610,812
 ..................................................................................................................................
 Net assets:
 Beginning of period                            200,434         1,769,406           931,341           141,849         3,092,579
----------------------------------------------------------------------------------------------------------------------------------
 End of period                                 $235,511        $4,827,834        $3,005,488          $409,543        $7,703,391
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Risk Charge -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.80% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Administrative -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $25 per month. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.




Report of Independent Public Accountants

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999


PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 67,687
 Cost $696,405
 ...............................................................................................................................
  Market Value:                                        $563,830          $       --        $    --           $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 176,335
 Cost $1,915,177
 ...............................................................................................................................
  Market Value:                                              --           1,849,752             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 1,399
 Cost $14,086
 ...............................................................................................................................
  Market Value:                                              --                  --         14,379                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 100,935
 Cost $1,646,624
 ...............................................................................................................................
  Market Value:                                              --                  --             --            1,912,715
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 467,141
 Cost $7,293,679
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 843,598
 Cost $19,296,954
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 10,109
 Cost $101,057
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                     --                  --          9,386                   --
 ...............................................................................................................................
Receivable from fund shares sold                             --                  --             --                   --
 ...............................................................................................................................
Total Assets                                            563,830           1,849,752         23,765            1,912,715
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --                  --             --                   --
 ...............................................................................................................................
Payable for fund shares purchased                            --                  --          9,265                   --
 ...............................................................................................................................
Total Liabilities                                            --                  --          9,265                   --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $563,830          $1,849,752        $14,500           $1,912,715
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets and Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth            Health
                                                       Growth            and Income        Sciences
                                                       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 67,687
 Cost $696,405
 .............................................................................................................
  Market Value:                                        $       --        $        --       $     --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 176,335
 Cost $1,915,177
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 1,399
 Cost $14,086
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 100,935
 Cost $1,646,624
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 467,141
 Cost $7,293,679
 .............................................................................................................
  Market Value:                                         9,473,627                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 843,598
 Cost $19,296,954
 .............................................................................................................
  Market Value:                                                --         24,270,325             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 10,109
 Cost $101,057
 .............................................................................................................
  Market Value:                                                --                 --        110,591
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                       73             14,271             --
 .............................................................................................................
Receivable from fund shares sold                               --                 --             --
 .............................................................................................................
Total Assets                                            9,473,700         24,284,596        110,591
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --                 --             --
 .............................................................................................................
Payable for fund shares purchased                              68             14,270             --
 .............................................................................................................
Total Liabilities                                              68             14,270             --
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $9,473,632        $24,270,326       $110,591
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International     International
                                                       Sub-Account       Growth            Growth            New
                                                                         Sub-Account       and Income        Opportunities
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 406,011
 Cost $5,021,064
 ...............................................................................................................................
  Market Value:                                        $4,750,334        $     --          $     --          $     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 43,814
 Cost $509,728
 ...............................................................................................................................
  Market Value:                                                --         592,360                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 21,432
 Cost $255,402
 ...............................................................................................................................
  Market Value:                                                --              --           262,325                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 23,649
 Cost $254,155
 ...............................................................................................................................
  Market Value:                                                --              --                --           271,731
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 70,968
 Cost $691,202
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 3,953,788
 Cost $3,953,788
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 503,756
 Cost $8,189,436
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                       --              --                --                --
 ...............................................................................................................................
Receivable from fund shares sold                               --              --                --                --
 ...............................................................................................................................
Total Assets                                            4,750,334         592,360           262,325           271,731
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --              --                --                --
 ...............................................................................................................................
Payable for fund shares purchased                              --              --                --                --
 ...............................................................................................................................
Total Liabilities                                              --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $4,750,334        $592,360          $262,325          $271,731
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets and Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors         Money             New
                                                       Sub-Account       Market            Opportunities
                                                                         Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 406,011
 Cost $5,021,064
 .............................................................................................................
  Market Value:                                        $     --          $       --        $        --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 43,814
 Cost $509,728
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 21,432
 Cost $255,402
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 23,649
 Cost $254,155
 .............................................................................................................
  Market Value:                                              --                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 70,968
 Cost $691,202
 .............................................................................................................
  Market Value:                                         826,773                  --                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 3,953,788
 Cost $3,953,788
 .............................................................................................................
  Market Value:                                              --           3,953,788                 --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 503,756
 Cost $8,189,436
 .............................................................................................................
  Market Value:                                              --                  --         13,127,885
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                  2,628                  --                 75
 .............................................................................................................
Receivable from fund shares sold                             --               2,483                 --
 .............................................................................................................
Total Assets                                            829,401           3,956,271         13,127,960
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --               2,465                 --
 .............................................................................................................
Payable for fund shares purchased                         2,628                  --                 68
 .............................................................................................................
Total Liabilities                                         2,628               2,465                 68
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $826,773          $3,953,806        $13,127,892
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New               OTC &             Research          U.S. Government
                                                       Value             Emerging Growth   Sub-Account       and High
                                                       Sub-Account       Sub-Account                         Quality Bond
Assets                                                                                                       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 21,278
 Cost $235,938
 ...............................................................................................................................
  Market Value:                                        $255,974          $   --            $    --           $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 906
 Cost $7,908
 ...............................................................................................................................
  Market Value:                                              --           9,140                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
 Shares 1,480
 Cost $16,075
 ...............................................................................................................................
  Market Value:                                              --              --             17,660                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 132,026
 Cost $1,739,970
 ...............................................................................................................................
  Market Value:                                              --              --                 --            1,812,711
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 133,117
 Cost $1,832,694
 ...............................................................................................................................
  Market Value:                                              --              --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 24,513
 Cost $291,664
 ...............................................................................................................................
  Market Value:                                              --              --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 359,357
 Cost $11,274,718
 ...............................................................................................................................
  Market Value:                                              --              --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                     --              --                 --                   --
 ...............................................................................................................................
Receivable from fund shares sold                             --              --                 --                   --
 ...............................................................................................................................
Total Assets                                            255,974           9,140             17,660            1,812,711
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --              --                 --                   --
 ...............................................................................................................................
Payable for fund shares purchased                            --              --                 --                   --
 ...............................................................................................................................
Total Liabilities                                            --              --                 --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $255,974          $9,140            $17,660           $1,812,711
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets and Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Utilities         Vista             Voyager
                                                       Growth            Sub-Account       Sub-Account
                                                       and Income
Assets                                                 Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 21,278
 Cost $235,938
 .............................................................................................................
  Market Value:                                        $       --        $     --          $        --
-------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 906
 Cost $7,908
 .............................................................................................................
  Market Value:                                                --              --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
 Shares 1,480
 Cost $16,075
 .............................................................................................................
  Market Value:                                                --              --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Fund
 Shares 132,026
 Cost $1,739,970
 .............................................................................................................
  Market Value:                                                --              --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 133,117
 Cost $1,832,694
 .............................................................................................................
  Market Value:                                         2,421,391              --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 24,513
 Cost $291,664
 .............................................................................................................
  Market Value:                                                --         360,831                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 359,357
 Cost $11,274,718
 .............................................................................................................
  Market Value:                                                --              --           16,476,508
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                       --              --                   74
 .............................................................................................................
Receivable from fund shares sold                               --              --                   --
 .............................................................................................................
Total Assets                                            2,421,391         360,831           16,476,582
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --              --                   --
 .............................................................................................................
Payable for fund shares purchased                              --              --                   68
 .............................................................................................................
Total Liabilities                                              --              --                   68
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $2,421,391        $360,831          $16,476,514
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --HARTFORD LIFE INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                     Units            Unit               Contract
                                                                      Owned by         Price              Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                               62,626        $ 9.003084         $   563,830
 .............................................................................................................................
  Diversified Income Fund                                               134,053         13.798650           1,849,752
 .............................................................................................................................
  George Putnam Fund                                                      1,403         10.338503              14,500
 .............................................................................................................................
  Global Asset Allocation                                                97,567         19.604138           1,912,715
 .............................................................................................................................
  Global Growth Fund                                                    467,015         20.285477           9,473,632
 .............................................................................................................................
  Growth and Income Fund                                              1,023,024         23.724100          24,270,326
 .............................................................................................................................
  Health Sciences Fund                                                   10,099         10.950541             110,591
 .............................................................................................................................
  High Yield Fund                                                       330,628         14.367617           4,750,334
 .............................................................................................................................
  International Growth Fund                                              42,973         13.784342             592,360
 .............................................................................................................................
  International Growth and Income Fund                                   19,742         13.287617             262,325
 .............................................................................................................................
  International New Opportunities Fund                                   23,536         11.545331             271,731
 .............................................................................................................................
  Investors Fund                                                         71,650         11.539064             826,773
 .............................................................................................................................
  Money Market Fund                                                   3,224,735          1.226087           3,953,806
 .............................................................................................................................
  New Opportunities Fund                                                533,884         24.589388          13,127,892
 .............................................................................................................................
  New Value Fund                                                         20,485         12.495592             255,974
 .............................................................................................................................
  OTC & Emerging Fund                                                       907         10.074314               9,140
 .............................................................................................................................
  Research Fund                                                           1,408         12.540201              17,660
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                            124,856         14.518456           1,812,711
 .............................................................................................................................
  Utilities Growth and Income Fund                                      109,222         22.169452           2,421,391
 .............................................................................................................................
  Vista Fund                                                             24,511         14.721186             360,831
 .............................................................................................................................
  Voyager Fund                                                          654,796         25.162820          16,476,514
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                              $83,334,788
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 32,285          $ 70,490          $ 43              $ 41,230
 ................................................................................................................
 Capital gains income                         --            29,940            --               177,098
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (41,207)            1,671             1                (1,329)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (39,426)         (131,240)          293                20,104
 ................................................................................................................
 Net gain (loss) on investments          (80,633)         (129,569)          294                18,775
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $(48,348)         $(29,139)         $337              $237,103
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  214,168        $  360,949        $   97
 ..............................................................................................
 Capital gains income                    1,070,840         2,356,273            --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (1,364)          (18,503)       (8,309)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        920,126           488,209         9,534
 ..............................................................................................
 Net gain (loss) on investments            918,762           469,706         1,225
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $2,203,770        $3,186,928        $1,322
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 364,870         $ 1,961           $3,220            $   439
 ................................................................................................................
 Capital gains income                      57,254              --            8,262                 --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (37,700)         (2,248)         (13,163)            (2,535)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (723,080)         78,151            9,351             30,988
 ................................................................................................................
 Net gain (loss) on investments          (760,780)         75,903           (3,812)            28,453
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $(338,656)        $77,864           $7,670            $28,892
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  1,060          $187,481          $       --
 ..............................................................................................
 Capital gains income                         --                --             159,622
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (937)               --             (29,156)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      135,571                --           2,419,602
 ..............................................................................................
 Net gain (loss) on investments          134,634                --           2,390,446
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $135,694          $187,481          $2,550,068
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S. Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 5,037           $    4            $   28            $ 80,167
 ................................................................................................................
 Capital gains income                     5,627               --                 1               2,087
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  515                1                 1               2,683
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       5,488            1,232             1,585              36,983
 ................................................................................................................
 Net gain (loss) on investments           6,003            1,233             1,586              39,666
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $16,667           $1,237            $1,615            $121,920
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 61,115          $    --           $   33,492
 ..............................................................................................
 Capital gains income                    105,334               --              817,198
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   551           (4,666)             (39,065)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      134,073           48,979            2,366,551
 ..............................................................................................
 Net gain (loss) on investments          134,624           44,313            2,327,486
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $301,073          $44,313           $3,178,176
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 32,285          $   70,490        $    43           $   41,230
 ................................................................................................................
 Capital gains income                         --              29,940             --              177,098
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (41,207)              1,671              1               (1,329)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (39,426)           (131,240)           293               20,104
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (48,348)            (29,139)           337              237,103
 ................................................................................................................
Unit transactions:
 Purchases                                    --                  --          1,000                   --
 ................................................................................................................
 Net transfers                           (26,828)            328,011          3,811              (36,615)
 ................................................................................................................
 Surrenders                              (92,345)            (54,287)            96              (33,858)
 ................................................................................................................
 Net loan activity                        (4,990)                442          9,265               (1,979)
 ................................................................................................................
Cost of insurance                         (4,390)            (12,619)            (9)             (12,944)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                (128,553)            261,547         14,163              (85,396)
 ................................................................................................................
 Total increase (decrease)
  in net assets                         (176,901)            232,408         14,500              151,707
 ................................................................................................................
Net Assets
 Beginning of period                     740,731           1,617,344             --            1,761,008
----------------------------------------------------------------------------------------------------------------
 End of period                          $563,830          $1,849,752        $14,500           $1,912,715
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  214,168        $   360,949       $     97
 ..............................................................................................
 Capital gains income                    1,070,840          2,356,273             --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (1,364)           (18,503)        (8,309)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        920,126            488,209          9,534
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        2,203,770          3,186,928          1,322
 ..............................................................................................
Unit transactions:
 Purchases                                      68                 68          1,000
 ..............................................................................................
 Net transfers                              54,962          2,023,631        109,086
 ..............................................................................................
 Surrenders                               (301,472)        (1,114,383)          (590)
 ..............................................................................................
 Net loan activity                         (15,579)            38,426             --
 ..............................................................................................
Cost of insurance                          (55,333)          (138,157)          (227)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  (317,354)           809,585        109,269
 ..............................................................................................
 Total increase (decrease)
  in net assets                          1,886,416          3,996,513        110,591
 ..............................................................................................
Net Assets
 Beginning of period                     7,587,216         20,273,813             --
----------------------------------------------------------------------------------------------
 End of period                          $9,473,632        $24,270,326       $110,591
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  364,870        $  1,961          $  3,220          $    439
 ................................................................................................................
 Capital gains income                       57,254              --             8,262                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (37,700)         (2,248)          (13,163)           (2,535)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (723,080)         78,151             9,351            30,988
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         (338,656)         77,864             7,670            28,892
 ................................................................................................................
Unit transactions:
 Purchases                                      --              --                --                --
 ................................................................................................................
 Net transfers                             904,461         376,363            95,761            56,466
 ................................................................................................................
 Surrenders                               (153,503)         (4,974)           (5,988)           (6,199)
 ................................................................................................................
 Net loan activity                         (28,064)           (764)             (886)           (2,292)
 ................................................................................................................
Cost of insurance                          (32,618)         (2,123)           (1,476)           (1,692)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   690,276         368,502            87,411            46,283
 ................................................................................................................
 Total increase (decrease)
  in net assets                            351,620         446,366            95,081            75,175
 ................................................................................................................
Net Assets
 Beginning of period                     4,398,714         145,994           167,244           196,556
----------------------------------------------------------------------------------------------------------------
 End of period                          $4,750,334        $592,360          $262,325          $271,731
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  1,060          $  187,481        $        --
 ..............................................................................................
 Capital gains income                         --                  --            159,622
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (937)                 --            (29,156)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      135,571                  --          2,419,602
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        135,694             187,481          2,550,068
 ..............................................................................................
Unit transactions:
 Purchases                                 1,000           7,126,691                 68
 ..............................................................................................
 Net transfers                           694,266          (6,976,297)           704,490
 ..............................................................................................
 Surrenders                               (3,048)            (92,978)          (508,652)
 ..............................................................................................
 Net loan activity                            --            (144,914)           (12,156)
 ..............................................................................................
Cost of insurance                         (1,139)            (28,775)           (74,421)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 691,079            (116,273)           109,329
 ..............................................................................................
 Total increase (decrease)
  in net assets                          826,773              71,208          2,659,397
 ..............................................................................................
Net Assets
 Beginning of period                          --           3,882,598         10,468,495
----------------------------------------------------------------------------------------------
 End of period                          $826,773          $3,953,806        $13,127,892
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S. Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  5,037          $    4            $    28           $   80,167
 ................................................................................................................
 Capital gains income                      5,627              --                  1                2,087
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   515               1                  1                2,683
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        5,488           1,232              1,585               36,983
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         16,667           1,237              1,615              121,920
 ................................................................................................................
Unit transactions:
 Purchases                                    --           1,000              1,000                   --
 ................................................................................................................
 Net transfers                           (40,034)          6,935             15,104              252,563
 ................................................................................................................
 Surrenders                              (10,026)            (22)               (42)             (52,978)
 ................................................................................................................
 Net loan activity                           222              --                (17)               2,786
 ................................................................................................................
Cost of insurance                         (1,702)            (10)                --              (11,466)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (51,540)          7,903             16,045              190,905
 ................................................................................................................
 Total increase (decrease)
  in net assets                          (34,873)          9,140             17,660              312,825
 ................................................................................................................
Net Assets
 Beginning of period                     290,847              --                 --            1,499,886
----------------------------------------------------------------------------------------------------------------
 End of period                          $255,974          $9,140            $17,660           $1,812,711
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   61,115        $     --          $    33,492
 ..............................................................................................
 Capital gains income                      105,334              --              817,198
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                     551          (4,666)             (39,065)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        134,073          48,979            2,366,551
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          301,073          44,313            3,178,176
 ..............................................................................................
Unit transactions:
 Purchases                                      --              --                   68
 ..............................................................................................
 Net transfers                             227,820         140,107            1,085,936
 ..............................................................................................
 Surrenders                                (76,662)         (4,900)            (619,410)
 ..............................................................................................
 Net loan activity                           6,862              --              (12,339)
 ..............................................................................................
Cost of insurance                          (15,317)         (1,419)             (92,192)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   142,703         133,788              362,063
 ..............................................................................................
 Total increase (decrease)
  in net assets                            443,776         178,101            3,540,239
 ..............................................................................................
Net Assets
 Beginning of period                     1,977,615         182,730           12,936,275
----------------------------------------------------------------------------------------------
 End of period                          $2,421,391        $360,831          $16,476,514
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          Asia Pacific    Diversified       Global Asset      Global
December 31, 1997                           Growth          Income            Allocation        Growth
                                            Sub-Account     Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $ 18,881        $   62,554        $   45,684        $  155,488
 ................................................................................................................
 Capital gains income                             --             9,861            78,086           167,244
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                    (4,716)              208               985            (6,243)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (145,844)           21,960           137,965           601,162
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (131,679)           94,583           262,720           917,651
 ................................................................................................................
Unit transactions:
 Purchases                                        --                --                --                --
 ................................................................................................................
 Net transfers                                (5,780)          499,003           345,410           880,302
 ................................................................................................................
 Surrenders                                  (17,461)          (27,995)          (30,466)         (273,522)
 ................................................................................................................
Loan withdrawals                              (7,128)           (1,526)          (21,786)          (43,107)
 ................................................................................................................
Cost of insurance                             (6,464)           (9,419)          (10,616)          (49,753)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     (36,833)          460,063           282,542           513,920
 ................................................................................................................
 Total increase (decrease)
  in net assets                             (168,512)          554,646           545,262         1,431,571
 ................................................................................................................
 Net assets:
 Beginning of period                         909,242         1,062,698         1,215,746         6,155,645
----------------------------------------------------------------------------------------------------------------
 End of period                              $740,730        $1,617,344        $1,761,008        $7,587,216
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                        Growth             High Yield        International      International
December 31, 1997                         and Income         Sub-Account       Growth             Growth
                                          Sub-Account                          Sub-Account*       and Income
                                                                                                  Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)             $   314,190        $  246,290         $  2,245          $  4,968
 ................................................................................................................
 Capital gains income                         764,750            28,559               --                --
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                    (11,346)            2,554             (952)              261
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         2,573,528           241,895            4,480            (2,427)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           3,641,122           519,298            5,773             2,802
 ................................................................................................................
Unit transactions:
 Purchases                                         --                --            1,000             1,000
 ................................................................................................................
 Net transfers                              3,372,228           738,928          141,118           164,247
 ................................................................................................................
 Surrenders                                  (399,306)         (149,096)          (1,312)             (664)
 ................................................................................................................
Loan withdrawals                              (95,139)           16,923               --                --
 ................................................................................................................
Cost of insurance                            (114,975)          (26,321)            (585)             (141)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    2,762,808           580,434          140,221           164,442
 ................................................................................................................
 Total increase (decrease)
  in net assets                             6,403,930         1,099,732          145,994           167,244
 ................................................................................................................
 Net assets:
 Beginning of period                       13,869,884         3,298,982               --                --
----------------------------------------------------------------------------------------------------------------
 End of period                            $20,273,814        $4,398,714         $145,994          $167,244
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International     Money            New                  New
December 31, 1997                           New               Market           Opportunities        Value
                                            Opportunities     Sub-Account      Sub-Account          Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $    571          $  187,676       $        --          $     --
 ................................................................................................................
 Capital gains income                             --                  --                --                --
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                      (583)                 --            (5,661)           (2,943)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (13,413)                 --         1,909,685            14,548
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (13,425)            187,676         1,904,024            11,605
 ................................................................................................................
Unit transactions:
 Purchases                                     1,000           9,479,089                --             1,000
 ................................................................................................................
 Net transfers                               211,827          (9,663,164)        1,158,747           287,299
 ................................................................................................................
 Surrenders                                   (2,118)           (119,388)         (294,057)           (8,127)
 ................................................................................................................
Loan withdrawals                                  (1)           (193,526)          (72,749)               --
 ................................................................................................................
Cost of insurance                               (727)            (31,033)          (60,495)             (930)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     209,981            (528,022)          731,446           279,242
 ................................................................................................................
 Total increase (decrease)
  in net assets                              196,556            (340,346)        2,635,470           290,847
 ................................................................................................................
 Net assets:
 Beginning of period                              --           4,222,944         7,833,025                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $196,556          $3,882,598       $10,468,495          $290,847
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                           U.S. Government   Utilities           Vista          Voyager
December 31, 1997                            and High          Growth              Sub-Account*   Sub-Account
                                             Quality Bond      and Income
                                             Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)                $   83,063        $   56,715          $     15       $    20,325
 ................................................................................................................
 Capital gains income                                --            77,339                --           438,026
 ................................................................................................................
 Net realized gain(loss)
  on security transactions                        1,430             4,906            (6,610)            1,878
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                              25,565           280,202            20,188         2,144,618
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                               110,058           419,162            13,593         2,604,847
 ................................................................................................................
Unit transactions:
 Purchases                                           --                --             1,000                --
 ................................................................................................................
 Net transfers                                  135,429           126,503           170,550         1,437,360
 ................................................................................................................
 Surrenders                                     (24,042)          (29,456)           (1,924)         (346,502)
 ................................................................................................................
Loan withdrawals                                 (1,568)          (10,900)               --           (87,887)
 ................................................................................................................
Cost of insurance                                (9,754)          (12,352)             (489)          (73,765)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                        100,065            73,795           169,137           929,206
 ................................................................................................................
 Total increase (decrease)
  in net assets                                 210,123           492,957           182,730         3,534,053
 ................................................................................................................
 Net assets:
 Beginning of period                          1,289,764         1,484,659                --         9,402,223
----------------------------------------------------------------------------------------------------------------
 End of period                               $1,499,887        $1,977,616          $182,730       $12,936,276
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
HARTFORD LIFE INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Tax Expense Charge -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.




Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Class IA
 Shares 6,388,057
 Cost $66,631,023
 ...............................................................................................................................
  Market Value:                                        $53,212,517       $         --      $        --       $         --
 ...............................................................................................................................
Class IB
 Shares 12,087
 Cost $96,019
 ...............................................................................................................................
  Market Value:                                            100,683                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Class IA
 Shares 28,261,627
 Cost $297,722,682
 ...............................................................................................................................
  Market Value:                                                 --        296,464,466               --                 --
 ...............................................................................................................................
Class IB
 Shares 107,801
 Cost $1,112,875
 ...............................................................................................................................
  Market Value:                                                 --          1,128,676               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Class IA
 Shares 6,225,164
 Cost $61,223,385
 ...............................................................................................................................
  Market Value:                                                 --                 --       63,994,682                 --
 ...............................................................................................................................
Class IB
 Shares 180,343
 Cost $1,782,294
 ...............................................................................................................................
  Market Value:                                                 --                 --        1,853,926                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Class IA
 Shares 26,622,033
 Cost $412,181,624
 ...............................................................................................................................
  Market Value:                                                 --                 --               --        504,487,535
 ...............................................................................................................................
Class IB
 Shares 65,033
 Cost $1,127,359
 ...............................................................................................................................
  Market Value:                                                 --                 --               --          1,233,028
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Class IA
 Shares 52,404,540
 Cost $788,976,723
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
 ...............................................................................................................................
Class IB
 Shares 33,238
 Cost $602,630
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Class IA
 Shares 163,058,940
 Cost $3,675,227,316
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
 ...............................................................................................................................
Class IB
 Shares 234,290
 Cost $6,296,495
 ...............................................................................................................................
  Market Value:                                                 --                 --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                        --                 --          208,685             14,907
 ...............................................................................................................................
Receivable from fund shares sold                            18,448             69,660               --             85,714
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            53,331,648        297,662,802       66,057,293        505,821,184
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                      17,857             69,906               --             86,015
 ...............................................................................................................................
Payable for fund shares purchased                               --                 --          208,708             11,377
 ...............................................................................................................................
Total Liabilities                                           17,857             69,906          208,708             97,392
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $53,313,791       $297,592,896      $65,848,585       $505,723,792
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth
                                                       Growth            and Income
                                                       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Class IA
 Shares 6,388,057
 Cost $66,631,023
 ...........................................................................................
  Market Value:                                        $           --    $           --
 ...........................................................................................
Class IB
 Shares 12,087
 Cost $96,019
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Class IA
 Shares 28,261,627
 Cost $297,722,682
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 107,801
 Cost $1,112,875
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Class IA
 Shares 6,225,164
 Cost $61,223,385
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 180,343
 Cost $1,782,294
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Class IA
 Shares 26,622,033
 Cost $412,181,624
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 65,033
 Cost $1,127,359
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Class IA
 Shares 52,404,540
 Cost $788,976,723
 ...........................................................................................
  Market Value:                                         1,062,764,073                --
 ...........................................................................................
Class IB
 Shares 33,238
 Cost $602,630
 ...........................................................................................
  Market Value:                                               674,077                --
-------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
Class IA
 Shares 163,058,940
 Cost $3,675,227,316
 ...........................................................................................
  Market Value:                                                    --     4,691,205,714
 ...........................................................................................
Class IB
 Shares 234,290
 Cost $6,296,495
 ...........................................................................................
  Market Value:                                                    --         6,735,843
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                           --            33,597
 ...........................................................................................
Receivable from fund shares sold                              144,954           459,285
-------------------------------------------------------------------------------------------
Total Assets                                            1,063,583,104     4,698,434,439
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                        145,390           461,290
 ...........................................................................................
Payable for fund shares purchased                                  --            35,147
 ...........................................................................................
Total Liabilities                                             145,390           496,437
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $1,063,437,714    $4,697,938,002
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Health            High Yield        International     International
                                                       Sciences          Sub-Account       Growth            Growth
                                                       Sub-Account                         Sub-Account       and Income
Assets                                                                                                       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
Class IA
 Shares 7,089,304
 Cost $70,110,307
 ...............................................................................................................................
  Market Value:                                        $77,556,988       $         --      $         --      $         --
 ...............................................................................................................................
Class IB
 Shares 190,319
 Cost $1,920,565
 ...............................................................................................................................
  Market Value:                                          2,080,191                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
Class IA
 Shares 47,903,751
 Cost $591,093,786
 ...............................................................................................................................
  Market Value:                                                 --        560,473,888                --                --
 ...............................................................................................................................
Class IB
 Shares 139,867
 Cost $1,629,910
 ...............................................................................................................................
  Market Value:                                                 --          1,636,444                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Class IA
 Shares 12,722,293
 Cost $153,692,188
 ...............................................................................................................................
  Market Value:                                                 --                 --       172,005,403                --
 ...............................................................................................................................
Class IB
 Shares 77,197
 Cost $957,995
 ...............................................................................................................................
  Market Value:                                                 --                 --         1,042,938                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
Class IA
 Shares 14,827,216
 Cost $173,516,087
 ...............................................................................................................................
  Market Value:                                                 --                 --                --       181,485,123
 ...............................................................................................................................
Class IB
 Shares 60,689
 Cost $715,953
 ...............................................................................................................................
  Market Value:                                                 --                 --                --           742,829
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
Class IA
 Shares 6,959,903
 Cost $73,370,833
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
 ...............................................................................................................................
Class IB
 Shares 6,194
 Cost $66,057
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Class IA
 Shares 11,392,509
 Cost $116,633,839
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Class IB
 Shares 213,684
 Cost $2,149,684
 ...............................................................................................................................
  Market Value:                                                 --                 --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   225,602              6,941           289,019               512
 ...............................................................................................................................
Receivable from fund shares sold                                --             58,888                --            83,387
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            79,862,781        562,176,161       173,337,360       182,311,851
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                          --             53,922                --            80,257
 ...............................................................................................................................
Payable for fund shares purchased                          225,088              6,927           287,184                --
 ...............................................................................................................................
Total Liabilities                                          225,088             60,849           287,184            80,257
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $79,637,693       $562,115,312      $173,050,176      $182,231,594
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                         International    Investors
                                                          New              Sub-Account
                                                          Opportunities
Assets                                                    Sub-Account
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
Class IA
 Shares 7,089,304
 Cost $70,110,307
 ...........................................................................................
  Market Value:                                           $        --      $         --
 ...........................................................................................
Class IB
 Shares 190,319
 Cost $1,920,565
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
Class IA
 Shares 47,903,751
 Cost $591,093,786
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 139,867
 Cost $1,629,910
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Class IA
 Shares 12,722,293
 Cost $153,692,188
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 77,197
 Cost $957,995
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
Class IA
 Shares 14,827,216
 Cost $173,516,087
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 60,689
 Cost $715,953
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
Class IA
 Shares 6,959,903
 Cost $73,370,833
 ...........................................................................................
  Market Value:                                            79,969,286                --
 ...........................................................................................
Class IB
 Shares 6,194
 Cost $66,057
 ...........................................................................................
  Market Value:                                                71,104                --
-------------------------------------------------------------------------------------------
Putnam VT Investors Fund
Class IA
 Shares 11,392,509
 Cost $116,633,839
 ...........................................................................................
  Market Value:                                                    --       132,722,732
-------------------------------------------------------------------------------------------
Class IB
 Shares 213,684
 Cost $2,149,684
 ...........................................................................................
  Market Value:                                                    --         2,487,279
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                           --           638,943
 ...........................................................................................
Receivable from fund shares sold                               35,170                --
-------------------------------------------------------------------------------------------
Total Assets                                               80,075,560       135,848,954
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                         35,154                --
 ...........................................................................................
Payable for fund shares purchased                                  --           638,446
 ...........................................................................................
Total Liabilities                                              35,154           638,446
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)        $80,040,406      $135,210,508
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Money             New               New               OTC &
                                                       Market            Opportunities     Value             Emerging Growth
                                                       Sub-Account       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
Class IA
 Shares 273,373,599
 Cost $273,373,599
 ...............................................................................................................................
  Market Value:                                        $273,373,599      $           --    $         --      $        --
 ...............................................................................................................................
Class IB
 Shares 12,656,586
 Cost $12,656,586
 ...............................................................................................................................
  Market Value:                                          12,656,585                  --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
Class IA
 Shares 59,816,632
 Cost $992,113,291
 ...............................................................................................................................
  Market Value:                                                  --       1,558,821,427              --               --
 ...............................................................................................................................
Class IB
 Shares 43,318
 Cost $936,589
 ...............................................................................................................................
  Market Value:                                                  --           1,128,002              --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
Class IA
 Shares 12,887,644
 Cost $143,502,659
 ...............................................................................................................................
  Market Value:                                                  --                  --     155,038,358               --
 ...............................................................................................................................
Class IB
 Shares 18,657
 Cost $206,967
 ...............................................................................................................................
  Market Value:                                                  --                  --         224,252               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
Class IA
 Shares 1,653,462
 Cost $14,748,695
 ...............................................................................................................................
  Market Value:                                                  --                  --              --       16,683,430
 ...............................................................................................................................
Class IB
 Shares 48,916
 Cost $415,544
 ...............................................................................................................................
  Market Value:                                                  --                  --              --          493,560
-------------------------------------------------------------------------------------------------------------------------------
Putnam Research Fund
Class IA
 Shares 1,147,289
 Cost $12,355,706
 ...............................................................................................................................
  Market Value:                                                  --                  --              --               --
 ...............................................................................................................................
Class IB
 Shares 18,821
 Cost $204,746
 ...............................................................................................................................
  Market Value:                                                  --                  --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government High Quality Bond Fund
Class IA
 Shares 25,420,057
 Cost $336,197,989
 ...............................................................................................................................
  Market Value:                                                  --                  --              --               --
 ...............................................................................................................................
Class IB
 Shares 137,993
 Cost $1,873,096
 ...............................................................................................................................
  Market Value:                                                  --                  --              --               --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                         --               1,568              --           41,307
 ...............................................................................................................................
Receivable from fund shares sold                          2,035,322               6,807         167,595               20
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            288,065,506       1,559,957,804     155,430,205       17,218,317
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                    2,035,119               5,286         167,457               73
 ...............................................................................................................................
Payable for fund shares purchased                                --               1,545              --           41,516
 ...............................................................................................................................
Total Liabilities                                         2,035,119               6,831         167,457           41,589
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)     $286,030,387      $1,559,950,973    $155,262,748      $17,176,728
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                         Research         U.S.Government
                                                          Sub-Account      and High
                                                                           Quality Bond
Assets                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
Class IA
 Shares 273,373,599
 Cost $273,373,599
 ...........................................................................................
  Market Value:                                           $        --      $         --
 ...........................................................................................
Class IB
 Shares 12,656,586
 Cost $12,656,586
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
Class IA
 Shares 59,816,632
 Cost $992,113,291
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 43,318
 Cost $936,589
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
Class IA
 Shares 12,887,644
 Cost $143,502,659
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 18,657
 Cost $206,967
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
Class IA
 Shares 1,653,462
 Cost $14,748,695
 ...........................................................................................
  Market Value:                                                    --                --
 ...........................................................................................
Class IB
 Shares 48,916
 Cost $415,544
 ...........................................................................................
  Market Value:                                                    --                --
-------------------------------------------------------------------------------------------
Putnam Research Fund
Class IA
 Shares 1,147,289
 Cost $12,355,706
 ...........................................................................................
  Market Value:                                            13,687,159                --
 ...........................................................................................
Class IB
 Shares 18,821
 Cost $204,746
 ...........................................................................................
  Market Value:                                               224,341                --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
Class IA
 Shares 25,420,057
 Cost $336,197,989
 ...........................................................................................
  Market Value:                                                    --       349,017,376
 ...........................................................................................
Class IB
 Shares 137,993
 Cost $1,873,096
 ...........................................................................................
  Market Value:                                                    --         1,894,644
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                      115,842           945,695
 ...........................................................................................
Receivable from fund shares sold                                   --                79
-------------------------------------------------------------------------------------------
Total Assets                                               14,027,342       351,857,794
-------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                             --                62
 ...........................................................................................
Payable for fund shares purchased                             115,821           946,239
 ...........................................................................................
Total Liabilities                                             115,821           946,301
-------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)        $13,911,521      $350,911,493
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                        Utilities         Vista           Voyager
                                                         Growth            Sub-Account     Sub-Account
                                                         and Income
Assets                                                   Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and Income Fund
Class IA
 Shares 24,618,304
 Cost $320,807,135
 .............................................................................................................
  Market Value:                                          $447,806,941      $         --    $           --
 .............................................................................................................
Class IB
 Shares 89,840
 Cost $1,562,625
 .............................................................................................................
  Market Value:                                             1,634,191                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
Class IA
 Shares 12,339,530
 Cost $146,197,300
 .............................................................................................................
  Market Value:                                                    --       181,637,888                --
 .............................................................................................................
Class IB
 Shares 42,513
 Cost $522,139
 .............................................................................................................
  Market Value:                                                    --           626,213                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
Class IA
 Shares 62,720,082
 Cost $1,876,228,270
 .............................................................................................................
  Market Value:                                                    --                --     2,875,715,767
 .............................................................................................................
Class IB
 Shares 63,839
 Cost $2,526,164
 .............................................................................................................
  Market Value:                                                    --                --         2,924,462
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                      277,116            11,311           431,404
 .............................................................................................................
Receivable from fund shares sold                                   --            74,875                --
-------------------------------------------------------------------------------------------------------------
Total Assets                                              449,718,248       182,350,287     2,879,071,633
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life Insurance Company                             --            74,909                --
 .............................................................................................................
Payable for fund shares purchased                             284,203            11,403           426,808
 .............................................................................................................
Total Liabilities                                             284,203            86,312           426,808
-------------------------------------------------------------------------------------------------------------
Net Assets (variable annuity contract liabilities)       $449,434,045      $182,263,975    $2,878,644,825
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                   Units             Unit            Contract
                                                                    Owned by          Price           Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 .............................................................................................................................
  Asia Pacific Growth Fund Class IA                                   6,219,008       $  8.552078     $    53,185,441
 .............................................................................................................................
  Asia Pacific Growth Fund Class IB                                       9,503         10.544040             100,199
 .............................................................................................................................
  Diversified Income Fund Class IA                                   23,713,424         12.488636         296,148,326
 .............................................................................................................................
  Diversified Income Fund Class IB                                      119,009          9.483976           1,128,676
 .............................................................................................................................
  George Putnam Fund Class IA                                         6,246,649         10.242185          63,979,337
 .............................................................................................................................
  George Putnam Fund Class IB                                           178,303         10.397822           1,853,967
 .............................................................................................................................
  Global Asset Allocation Class IA                                   16,653,005         30.255566         503,846,085
 .............................................................................................................................
  Global Asset Allocation Class IB                                      121,343         10.190632           1,236,558
 .............................................................................................................................
  Global Growth Fund Class IA                                        42,487,420         24.939571       1,059,618,022
 .............................................................................................................................
  Global Growth Fund Class IB                                            64,555         10.425449             673,010
 .............................................................................................................................
  Growth and Income Fund Class IA                                   102,727,427         45.567032       4,680,983,975
 .............................................................................................................................
  Growth and Income Fund Class IB                                       644,858         10.443057           6,734,293
 .............................................................................................................................
  Health Sciences Fund Class IA                                       7,148,320         10.848771          77,550,485
 .............................................................................................................................
  Health Sciences Fund Class IB                                         192,842         10.784889           2,079,778
 .............................................................................................................................
  High Yield Fund Class IA                                           23,582,095         23.742124         559,889,015
 .............................................................................................................................
  High Yield Fund Class IB                                              183,968          8.895343           1,636,458
 .............................................................................................................................
  International Growth Fund Class IA                                 12,814,996         13.402515         171,753,170
 .............................................................................................................................
  International Growth Fund Class IB                                    109,559          9.510657           1,041,975
 .............................................................................................................................
  International Growth and Income Fund Class IA                      14,001,923         12.922223         180,935,970
 .............................................................................................................................
  International Growth and Income Fund Class IB                          78,056          9.523514             743,371
 .............................................................................................................................
  International New Opportunities Fund Class IA                       7,123,179         11.225771          79,963,182
 .............................................................................................................................
  International New Opportunities Fund Class IB                           7,437          9.530122              70,874
 .............................................................................................................................
  Investors Fund Class IA                                            11,569,190         11.431551         132,253,787
 .............................................................................................................................
  Investors Fund Class IB                                               229,527         10.837505           2,487,495
 .............................................................................................................................
  Money Market Fund Class IA                                        177,635,093          1.538127         273,225,333
 .............................................................................................................................
  Money Market Fund Class IB                                         12,479,981          1.014151          12,656,585
 .............................................................................................................................
  New Opportunities Fund Class IA                                    62,748,813         24.804633       1,556,461,288
 .............................................................................................................................
  New Opportunities Fund Class IB                                       106,695         10.572464           1,128,025
 .............................................................................................................................
  New Value Fund Class IA                                            12,726,607         12.151266         154,644,382
 .............................................................................................................................
  New Value Fund Class IB                                                21,769         10.301448             224,249
 .............................................................................................................................
  OTC & Emerging Fund Class IA                                        1,671,708          9.979745          16,683,221
 .............................................................................................................................
  OTC & Emerging Fund Class IB                                           48,025         10.276087             493,507
 .............................................................................................................................
  Research Fund Class IA                                              1,095,266         12.496667          13,687,180
 .............................................................................................................................
  Research Fund Class IB                                                 17,975         12.480896             224,341
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IA                16,353,442         21.305270         348,414,599
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IB                   184,000         10.297077           1,894,658
 .............................................................................................................................
  Utilities Growth and Income Fund Class IA                          19,597,995         22.825900         447,341,870
 .............................................................................................................................
  Utilities Growth and Income Fund Class IB                             147,712         11.063684           1,634,241
 .............................................................................................................................
  Vista Fund Class IA                                                12,672,159         14.316454         181,420,383
 .............................................................................................................................
  Vista Fund Class IB                                                    61,101         10.247290             626,121
 .............................................................................................................................
  Voyager Fund Class IA                                              51,741,607         55.426380       2,867,849,956
 .............................................................................................................................
  Voyager Fund Class IB                                                 272,289         10.741598           2,924,820
 .............................................................................................................................
Sub-total                                                                                              13,761,428,208
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                   Units             Unit            Contract
                                                                    Owned by          Price           Liability
                                                                    Participants
-----------------------------------------------------------------------------------------------------------------------------
Annuity contracts in the annuity period:
 .............................................................................................................................
  Asia Pacific Growth Fund Class IA                                       3,292       $  8.552078     $        28,151
 .............................................................................................................................
  Diversified Income Fund Class IA                                       25,294         12.488636             315,894
 .............................................................................................................................
  George Putnam Fund Class IA                                             1,492         10.242185              15,281
 .............................................................................................................................
  Global Asset Allocation Class IA                                       21,191         30.255566             641,149
 .............................................................................................................................
  Global Growth Fund Class IA                                           126,172         24.939571           3,146,682
 .............................................................................................................................
  Growth and Income Fund Class IA                                       224,279         45.567032          10,219,734
 .............................................................................................................................
  Health Sciences Fund Class IA                                             685         10.848771               7,430
 .............................................................................................................................
  High Yield Fund Class IA                                               24,844         23.742124             589,839
 .............................................................................................................................
  International Growth Fund Class IA                                     19,029         13.402515             255,031
 .............................................................................................................................
  International Growth and Income Fund Class IA                          42,737         12.922223             552,253
 .............................................................................................................................
  International New Opportunities Fund Class IA                             566         11.225771               6,350
 .............................................................................................................................
  Investors Fund Class IA                                                41,047         11.431551             469,226
 .............................................................................................................................
  Money Market Fund Class IA                                             96,526          1.538127             148,469
 .............................................................................................................................
  New Opportunities Fund Class IA                                        95,210         24.804633           2,361,660
 .............................................................................................................................
  New Value Fund Class IA                                                32,434         12.151266             394,117
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Class IA                    28,267         21.305270             602,236
 .............................................................................................................................
  Utilities Growth and Income Fund Class IA                              20,062         22.825900             457,934
 .............................................................................................................................
  Vista Fund Class IA                                                    15,190         14.316454             217,471
 .............................................................................................................................
  Voyager Fund Class IA                                                 141,991         55.426380           7,870,049
 .............................................................................................................................
Sub-total:                                                                                                 28,298,956
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                          $13,789,727,164
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         Asia Pacific      Diversified         The              Global Asset
December 31, 1998                          Growth            Income              George Putnam    Allocation
                                           Sub-Account       Sub-Account         Fund of Boston   Sub-Account
                                                                                 Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                 $  2,790,742      $ 11,792,328        $  530,716       $10,393,787
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                 (806,888)       (4,018,646)         (240,323)       (6,736,188)
 ................................................................................................................
 Capital gains income                                --         5,008,700                --        44,644,942
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   (2,643,384)          (10,560)              (77)       (1,101,556)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (4,019,185)      (21,217,526)        2,842,929         5,910,330
 ................................................................................................................
 Net gain (loss) on investments              (6,662,569)      (21,228,086)        2,842,852         4,808,774
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                          $ (4,678,715)     $ (8,445,704)       $3,133,245       $53,111,315
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                         Global            Growth              Health
December 31, 1998                          Growth            and Income          Science Fund
                                           Sub-Account       Sub-Account         Sub-Account*


----------------------------------------------------------------------------------------------
Investment income:
 Dividends                                 $ 23,916,125      $ 68,860,353        $   68,282
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                              (13,255,293)      (59,271,918)         (334,254)
 ..............................................................................................
 Capital gains income                       119,580,624       449,520,386                --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   (2,048,000)       (2,692,306)          (40,455)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         103,901,524        87,694,015         7,606,308
 ..............................................................................................
 Net gain (loss) on investments             101,853,524        85,001,709         7,565,853
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                          $232,094,980      $544,110,530        $7,299,881
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ 45,592,119      $   580,162       $ 2,337,743       $  137,187
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                            (8,201,543)      (1,795,827)       (2,213,903)      (1,022,200)
 ................................................................................................................
 Capital gains income                      7,154,195               --         6,025,944               --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (441,473)         925,343         1,131,061          643,101
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (87,363,215)      16,747,707         4,828,897       10,000,358
 ................................................................................................................
 Net gain (loss) on investments          (87,804,688)      17,673,050         5,959,958       10,643,459
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $(43,259,917)     $16,457,385       $12,109,742       $9,758,446
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $   160,987       $11,677,659       $         --
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                             (490,875)       (3,234,132)       (18,820,230)
 ..............................................................................................
 Capital gains income                            --                --         18,663,729
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    9,797                --         (5,582,249)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      16,426,490                --        284,218,314
 ..............................................................................................
 Net gain (loss) on investments          16,436,287                --        278,636,065
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $16,106,399       $ 8,443,527       $278,479,564
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S.Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $2,744,638        $    6,377        $   19,993        $13,027,436
 ................................................................................................................
Expenses:
 Mortality and expense
  undertakings                          (1,965,660)          (69,884)          (24,098)        (3,919,589)
 ................................................................................................................
 Capital gains income                    2,710,447                --             1,054            339,070
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (77,945)           (5,586)              (25)              (333)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      3,462,804         2,012,751         1,351,047          8,314,527
 ................................................................................................................
 Net gain (loss) on investments          3,384,859         2,007,165         1,351,022          8,314,194
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $6,874,284        $1,943,658        $1,347,971        $17,761,111
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $10,871,792       $        --       $  5,723,028
 ..............................................................................................
Expenses:
 Mortality and expense
  undertakings                           (5,415,814)       (1,899,386)       (34,285,802)
 ..............................................................................................
 Capital gains income                    18,737,853                --        139,641,873
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (18,444)         (244,730)        (6,215,151)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      26,881,495        24,961,915        407,773,124
 ..............................................................................................
 Net gain (loss) on investments          26,863,051        24,717,185        401,557,973
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $51,056,882       $22,817,799       $512,637,072
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 1,983,854       $  7,773,682      $   290,393       $  3,657,599
 ................................................................................................................
 Capital gains income                            --          5,008,700               --         44,644,942
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (2,643,384)           (10,560)             (77)        (1,101,556)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (4,019,185)       (21,217,526)       2,842,929          5,910,330
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (4,678,715)        (8,445,704)       3,133,245         53,111,315
 ................................................................................................................
Unit Transactions:
 Purchases                                3,701,343         33,956,636       22,958,516         24,919,757
 ................................................................................................................
 Net transfers                          (11,415,291)        17,449,089       40,402,664         (3,015,745)
 ................................................................................................................
 Surrenders                              (2,634,973)       (15,560,109)        (660,976)       (20,755,078)
 ................................................................................................................
 Net annuity transactions                     7,452            108,092           15,136             38,867
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                (10,341,469)        35,953,708       62,715,340          1,187,801
 ................................................................................................................
 Total increase (decrease)
  in net assets                         (15,020,184)        27,508,004       65,848,585         54,299,116
 ................................................................................................................
Net Assets
 Beginning of period                     68,333,975        270,084,892               --        451,424,676
----------------------------------------------------------------------------------------------------------------
 End of period                          $53,313,791       $297,592,896      $65,848,585       $505,723,792
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth               Health
December 31, 1998                       Growth            and Income           Sciences
                                        Sub-Account       Sub-Account          Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   10,660,832    $    9,588,435       $  (265,972)
 ..............................................................................................
 Capital gains income                      119,580,624       449,520,386                --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (2,048,000)       (2,692,306)          (40,455)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        103,901,524        87,694,015         7,606,308
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          232,094,980       544,110,530         7,299,881
 ..............................................................................................
Unit Transactions:
 Purchases                                  40,146,277       391,563,606        26,776,582
 ..............................................................................................
 Net transfers                             (16,693,380)      178,476,225        46,345,740
 ..............................................................................................
 Surrenders                                (42,527,743)     (203,033,706)         (791,265)
 ..............................................................................................
 Net annuity transactions                      780,680         3,076,200             6,755
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   (18,294,166)      370,082,325        72,337,812
 ..............................................................................................
 Total increase (decrease)
  in net assets                            213,800,814       914,192,855        79,637,693
 ..............................................................................................
Net Assets
 Beginning of period                       849,636,900     3,783,745,147                --
----------------------------------------------------------------------------------------------
 End of period                          $1,063,437,714    $4,697,938,002       $79,637,693
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 37,390,576      $ (1,215,665)     $    123,840      $  (885,013)
 ................................................................................................................
 Capital gains income                      7,154,195                --         6,025,944               --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (441,473)          925,343         1,131,061          643,101
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (87,363,215)       16,747,707         4,828,897       10,000,358
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (43,259,917)       16,457,385        12,109,742        9,758,446
 ................................................................................................................
Unit Transactions:
 Purchases                                72,624,888        33,867,169        28,578,698        8,986,296
 ................................................................................................................
 Net transfers                            12,770,669        46,801,653        30,062,010               22
 ................................................................................................................
 Surrenders                              (33,136,210)       (3,887,820)       (5,364,128)      (2,835,620)
 ................................................................................................................
 Net annuity transactions                     51,619           185,497           110,000            5,654
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  52,310,966        76,966,499        53,386,580        6,156,352
 ................................................................................................................
 Total increase (decrease)
  in net assets                            9,051,049        93,423,884        65,496,322       15,914,798
 ................................................................................................................
Net Assets
 Beginning of period                     553,064,263        79,626,292       116,735,272       64,125,608
----------------------------------------------------------------------------------------------------------------
 End of period                          $562,115,312      $173,050,176      $182,231,594      $80,040,406
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   (329,888)     $  8,443,527      $  (18,820,230)
 ..............................................................................................
 Capital gains income                             --                --          18,663,729
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                     9,797                --          (5,582,249)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       16,426,490                --         284,218,314
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         16,106,399         8,443,527         278,479,564
 ..............................................................................................
Unit Transactions:
 Purchases                                36,748,793        69,440,184         100,408,112
 ..............................................................................................
 Net transfers                            83,171,689        84,802,844          18,404,946
 ..............................................................................................
 Surrenders                               (1,228,854)      (57,809,657)        (50,246,741)
 ..............................................................................................
 Net annuity transactions                    412,481           105,102             103,931
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 119,104,109        96,538,473          68,670,248
 ..............................................................................................
 Total increase (decrease)
  in net assets                          135,210,508       104,982,000         347,149,812
 ..............................................................................................
Net Assets
 Beginning of period                              --       181,048,387       1,212,801,161
----------------------------------------------------------------------------------------------
 End of period                          $135,210,508      $286,030,387      $1,559,950,973
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S.Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    778,978      $   (63,507)      $    (4,105)      $  9,107,847
 ................................................................................................................
 Capital gains income                      2,710,447               --             1,054            339,070
 ................................................................................................................
 Net realized gain (loss) on
security transactions                        (77,945)          (5,586)              (25)              (333)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        3,462,804        2,012,751         1,351,047          8,314,527
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          6,874,284        1,943,658         1,347,971         17,761,111
 ................................................................................................................
Unit Transactions:
 Purchases                                24,038,360        4,950,556         1,647,789         37,202,879
 ................................................................................................................
 Net transfers                            11,223,213       10,400,668        10,968,597         83,756,988
 ................................................................................................................
 Surrenders                               (5,866,336)        (118,154)          (52,836)       (21,228,886)
 ................................................................................................................
 Net annuity transactions                     42,793               --                --            379,477
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  29,438,030       15,233,070        12,563,550        100,110,458
 ................................................................................................................
 Total increase (decrease)
  in net assets                           36,312,314       17,176,728        13,911,521        117,871,569
 ................................................................................................................
Net Assets
 Beginning of period                     118,950,434               --                --        233,039,924
----------------------------------------------------------------------------------------------------------------
 End of period                          $155,262,748      $17,176,728       $13,911,521       $350,911,493
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  5,455,978      $ (1,899,386)     $  (28,562,774)
 ..............................................................................................
 Capital gains income                     18,737,853                --         139,641,873
 ..............................................................................................
 Net realized gain (loss) on
security transactions                        (18,444)         (244,730)         (6,215,151)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       26,881,495        24,961,915         407,773,124
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         51,056,882        22,817,799         512,637,072
 ..............................................................................................
Unit Transactions:
 Purchases                                35,162,888        35,890,384         199,996,300
 ..............................................................................................
 Net transfers                            29,486,383        30,156,192          84,727,443
 ..............................................................................................
 Surrenders                              (20,582,321)       (4,767,016)       (106,034,590)
 ..............................................................................................
 Net annuity transactions                    138,914           171,740           1,865,032
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  44,205,864        61,451,300         180,554,185
 ..............................................................................................
 Total increase (decrease)
  in net assets                           95,262,746        84,269,099         693,191,257
 ..............................................................................................
Net Assets
 Beginning of period                     354,171,299        97,994,876       2,185,453,568
----------------------------------------------------------------------------------------------
 End of period                          $449,434,045      $182,263,975      $2,878,644,825
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to Decmber 31, 1998.
**From inception, October 1, 1998, to Decmber 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          Asia Pacific     Diversified       Global Asset      Global
December 31, 1997                           Growth           Income            Allocation        Growth
                                            Sub-Account      Sub-Account       Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $   459,948      $  9,555,318      $  6,371,232      $  6,003,571
 ................................................................................................................
 Capital gains income                                --         2,048,961        20,499,937        18,664,210
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      381,797             4,201            42,533           (70,313)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (13,132,923)        2,897,636        36,929,311        66,628,239
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (12,291,178)       14,506,116        63,843,013        91,225,707
 ................................................................................................................
Unit transactions:
 Purchases                                   15,296,904        55,905,675        53,215,802        94,655,178
 ................................................................................................................
 Net transfers                               (8,269,677)       (9,769,014)       23,676,122         8,639,167
 ................................................................................................................
 Surrenders                                  (2,530,242)      (12,309,013)      (18,260,579)      (29,632,010)
 ................................................................................................................
 Net annuity transactions                         8,025           146,954           145,121           886,113
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                      4,505,010        33,974,602        58,776,466        74,548,448
 ................................................................................................................
 Total increase (decrease)
  in net assets                              (7,786,168)       48,480,718       122,619,479       165,774,155
 ................................................................................................................
 Net assets:
 Beginning of period                         76,120,143       221,604,174       328,805,196       683,862,745
----------------------------------------------------------------------------------------------------------------
 End of period                              $68,333,975      $270,084,892      $451,424,675      $849,636,900
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                       Growth              High Yield         International    International
December 31, 1997                        and Income          Sub-Account        Growth           Growth
                                         Sub-Account                            Sub-Account*     and Income
                                                                                                 Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)            $   11,159,629      $ 23,677,407       $   647,298      $  3,014,762
 ................................................................................................................
 Capital gains income                       135,341,577         3,515,165                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      (14,039)           (4,814)          112,426           254,024
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         464,399,235        30,275,390         1,650,451         3,167,015
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           610,886,402        57,463,148         2,410,175         6,435,801
 ................................................................................................................
Unit transactions:
 Purchases                                  653,735,175       119,907,763        42,465,632        60,593,915
 ................................................................................................................
 Net transfers                              243,532,477        11,079,099        35,605,842        50,937,686
 ................................................................................................................
 Surrenders                                (121,451,891)      (22,220,046)         (916,342)       (1,623,364)
 ................................................................................................................
 Net annuity transactions                     3,412,370           452,320            60,985           391,234
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    779,228,131       109,219,136        77,216,117       110,299,471
 ................................................................................................................
 Total increase (decrease)
  in net assets                           1,390,114,533       166,682,284        79,626,292       116,735,272
 ................................................................................................................
 Net assets:
 Beginning of period                      2,393,630,614       386,381,979                --                --
----------------------------------------------------------------------------------------------------------------
 End of period                           $3,783,745,147      $553,064,263       $79,626,292      $116,735,272
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                          International    Money           New                 New
December 31, 1997                           New              Market          Opportunities       Value
                                            Opportunities    Sub-Account     Sub-Account         Sub-Account*
                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)               $  (428,750)     $  7,935,793    $  (14,288,485)     $   (930,950)
 ................................................................................................................
 Capital gains income                                --                --                --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       93,448                --          (674,928)          (53,025)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          (3,396,856)               --       216,776,192         8,090,180
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            (3,732,158)        7,935,793       201,812,779         7,106,205
 ................................................................................................................
Unit transactions:
 Purchases                                   35,294,318       159,829,719       173,232,758        55,890,696
 ................................................................................................................
 Net transfers                               33,818,005      (163,808,043)       23,002,452        58,041,788
 ................................................................................................................
 Surrenders                                  (1,254,557)      (33,923,982)      (34,774,552)       (2,436,634)
 ................................................................................................................
 Net annuity transactions                            --           (59,424)          525,040           348,379
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     67,857,766       (37,961,730)      161,985,698       111,844,229
 ................................................................................................................
 Total increase (decrease)
  in net assets                              64,125,608       (30,025,937)      363,798,477       118,950,434
 ................................................................................................................
 Net assets:
 Beginning of period                                 --       211,074,324       849,002,685                --
----------------------------------------------------------------------------------------------------------------
 End of period                              $64,125,608      $181,048,387    $1,212,801,162      $118,950,434
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S. Government   Utilities          Vista           Voyager
December 31, 1997                          and High          Growth             Sub-Account*    Sub-Account
                                           Quality Bond      and Income
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 10,317,213      $  6,148,884       $  (718,048)    $  (22,244,283)
 ................................................................................................................
 Capital gains income                                --        14,052,925                --         71,707,177
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                       92,811           316,145           (41,487)          (808,610)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           4,496,793        50,135,725        10,582,747        357,032,488
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            14,906,817        70,653,679         9,823,212        405,686,772
 ................................................................................................................
Unit transactions:
 Purchases                                   30,608,860        30,748,249        48,980,888        288,568,056
 ................................................................................................................
 Net transfers                               (7,633,402)       (8,439,229)       40,279,408         63,585,706
 ................................................................................................................
 Surrenders                                 (12,023,717)      (12,334,942)       (1,114,398)       (65,966,528)
 ................................................................................................................
 Net annuity transactions                        87,519           116,058            25,767          1,321,830
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     11,039,260        10,090,136        88,171,665        287,509,064
 ................................................................................................................
 Total increase (decrease)
  in net assets                              25,946,077        80,743,815        97,994,877        693,195,836
 ................................................................................................................
 Net assets:
 Beginning of period                        207,093,847       273,427,484                --      1,492,257,732
----------------------------------------------------------------------------------------------------------------
 End of period                             $233,039,924      $354,171,299       $97,994,877     $2,185,453,568
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.50% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.




Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Five (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, Research, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 45,266
 Cost $459,302
 ...............................................................................................................................
  Market Value:                                        $377,065          $       --        $    --           $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 261,588
 Cost $2,865,478
 ...............................................................................................................................
  Market Value:                                              --           2,744,055             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 8,504
 Cost $85,947
 ...............................................................................................................................
  Market Value:                                              --                  --         87,421                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 208,991
 Cost $3,556,181
 ...............................................................................................................................
  Market Value:                                              --                  --             --            3,960,381
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 477,729
 Cost $8,042,791
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 1,176,109
 Cost $28,936,293
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 26,666
 Cost $266,542
 ...............................................................................................................................
  Market Value:                                              --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company            3                  64             --                   36
 ...............................................................................................................................
Receivable from fund shares sold                             --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            377,068           2,744,119         87,421            3,960,417
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company             --                  --             --                   --
 ...............................................................................................................................
Payable for fund shares purchased                            --                  --             --                   --
 ...............................................................................................................................
Total Liabilities                                            --                  --             --                   --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $377,068          $2,744,119        $87,421           $3,960,417
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth            Health
                                                       Growth            and Income        Sciences
                                                       Sub-Account       Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 45,266
 Cost $459,302
 .............................................................................................................
  Market Value:                                        $       --        $        --       $     --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 261,588
 Cost $2,865,478
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 8,504
 Cost $85,947
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 208,991
 Cost $3,556,181
 .............................................................................................................
  Market Value:                                                --                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 477,729
 Cost $8,042,791
 .............................................................................................................
  Market Value:                                         9,688,338                 --             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 1,176,109
 Cost $28,936,293
 .............................................................................................................
  Market Value:                                                --         33,836,645             --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 26,666
 Cost $266,542
 .............................................................................................................
  Market Value:                                                --                 --        291,722
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company             --                 --             --
 .............................................................................................................
Receivable from fund shares sold                               --                 --             --
-------------------------------------------------------------------------------------------------------------
Total Assets                                            9,688,338         33,836,645        291,722
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company               29                 53             --
 .............................................................................................................
Payable for fund shares purchased                              --                209              1
 .............................................................................................................
Total Liabilities                                              29                262              1
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $9,688,309        $33,836,383       $291,721
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International     International
                                                       Sub-Account       Growth            Growth            New
                                                                         Sub-Account       and Income        Opportunities
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 329,573
 Cost $4,210,751
 ...............................................................................................................................
  Market Value:                                        $3,856,004        $     --          $     --          $     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 57,698
 Cost $697,874
 ...............................................................................................................................
  Market Value:                                                --         780,074                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 60,301
 Cost $718,967
 ...............................................................................................................................
  Market Value:                                                --              --           738,081                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 62,518
 Cost $665,327
 ...............................................................................................................................
  Market Value:                                                --              --                --           718,333
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 21,886
 Cost $227,856
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 3,594,608
 Cost $3,594,608
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 681,464
 Cost $12,250,816
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company             18              18                --                --
 ...............................................................................................................................
Receivable from fund shares sold                               --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            3,856,022         780,092           738,081           718,333
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company               --              --                42                10
 ...............................................................................................................................
Payable for fund shares purchased                              --              --                --                --
 ...............................................................................................................................
Total Liabilities                                              --              --                42                10
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $3,856,022        $780,092          $738,039          $718,323
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors       Money            New
                                                       Sub-Account     Market           Opportunities
                                                                       Sub-Account      Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 329,573
 Cost $4,210,751
 .............................................................................................................
  Market Value:                                        $     --        $       --       $        --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 57,698
 Cost $697,874
 .............................................................................................................
  Market Value:                                              --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 60,301
 Cost $718,967
 .............................................................................................................
  Market Value:                                              --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 62,518
 Cost $665,327
 .............................................................................................................
  Market Value:                                              --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 21,886
 Cost $227,856
 .............................................................................................................
  Market Value:                                         254,975                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 3,594,608
 Cost $3,594,608
 .............................................................................................................
  Market Value:                                              --         3,594,608                --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 681,464
 Cost $12,250,816
 .............................................................................................................
  Market Value:                                              --                --        17,758,954
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company            1            88,017               561
 .............................................................................................................
Receivable from fund shares sold                             --                --                --
-------------------------------------------------------------------------------------------------------------
Total Assets                                            254,976         3,682,625        17,759,515
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company             --                --                --
 .............................................................................................................
Payable for fund shares purchased                            --            87,285                --
 .............................................................................................................
Total Liabilities                                            --            87,285                --
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $254,976        $3,595,340       $17,759,515
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New                OTC &             Research          U.S. Government
                                                       Value              Emerging Growth   Sub-Account       and High
                                                       Sub-Account        Sub-Account                         Quality Bond
Assets                                                                                                        Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 71,088
 Cost $755,429
 ...............................................................................................................................
  Market Value:                                        $855,191           $    --           $   --            $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 4,540
 Cost $41,954
 ...............................................................................................................................
  Market Value:                                              --            45,809               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam Research Fund
 Shares 531
 Cost $5,337
 ...............................................................................................................................
  Market Value:                                              --                --            6,329                    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 129,727
 Cost $1,705,963
 ...............................................................................................................................
  Market Value:                                              --                --               --             1,781,152
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 180,546
 Cost $2,627,965
 ...............................................................................................................................
  Market Value:                                              --                --               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 47,643
 Cost $554,768
 ...............................................................................................................................
  Market Value:                                              --                --               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 430,252
 Cost $14,508,848
 ...............................................................................................................................
  Market Value:                                              --                --               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company           --                --               --                    --
 ...............................................................................................................................
Receivable from fund shares sold                             --                --               --                    --
-------------------------------------------------------------------------------------------------------------------------------
Total Assets                                            855,191            45,809            6,329             1,781,152
-------------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company              5                --               --                     1
 ...............................................................................................................................
Payable for fund shares purchased                            --                --               --                    --
 ...............................................................................................................................
Total Liabilities                                             5                --               --                     1
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $855,186           $45,809           $6,329            $1,781,151
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Utilities           Vista             Voyager
                                                       Growth              Sub-Account       Sub-Account
                                                       and Income
Assets                                                 Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 71,088
 Cost $755,429
 .............................................................................................................
  Market Value:                                        $       --          $     --          $        --
-------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 4,540
 Cost $41,954
 .............................................................................................................
  Market Value:                                                --                --                   --
-------------------------------------------------------------------------------------------------------------
Putnam Research Fund
 Shares 531
 Cost $5,337
 .............................................................................................................
  Market Value:                                                --                --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Fund
 Shares 129,727
 Cost $1,705,963
 .............................................................................................................
  Market Value:                                                --                --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 180,546
 Cost $2,627,965
 .............................................................................................................
  Market Value:                                         3,284,125                --                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 47,643
 Cost $554,768
 .............................................................................................................
  Market Value:                                                --           701,307                   --
-------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 430,252
 Cost $14,508,848
 .............................................................................................................
  Market Value:                                                --                --           19,727,033
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life & Annuity Insurance Company            205                --                  619
 .............................................................................................................
Receivable from fund shares sold                               --                --                   --
-------------------------------------------------------------------------------------------------------------
Total Assets                                            3,284,330           701,307           19,727,652
-------------------------------------------------------------------------------------------------------------
Liabilities
Due to Hartford Life & Annuity Insurance Company               --                 3                   --
 .............................................................................................................
Payable for fund shares purchased                              --                --                  209
 .............................................................................................................
Total Liabilities                                              --                 3                  209
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $3,284,330          $701,304          $19,727,443
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                     Units            Unit              Contract
                                                                      Owned by         Price             Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred life contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                               41,882        $ 9.003084        $    377,068
 .............................................................................................................................
  Diversified Income Fund                                               198,869         13.798650           2,744,119
 .............................................................................................................................
  George Putnam Fund                                                      8,456         10.338503              87,421
 .............................................................................................................................
  Global Asset Allocation Fund                                          202,019         19.604138           3,960,417
 .............................................................................................................................
  Global Growth Fund                                                    477,598         20.285477           9,688,309
 .............................................................................................................................
  Growth and Income Fund                                              1,426,245         23.724100          33,836,383
 .............................................................................................................................
  Health Sciences Fund                                                   26,640         10.950541             291,721
 .............................................................................................................................
  High Yield Fund                                                       268,383         14.367617           3,856,022
 .............................................................................................................................
  International Growth Fund                                              56,593         13.784342             780,092
 .............................................................................................................................
  International Growth  and Income Fund                                  55,543         13.287617             738,039
 .............................................................................................................................
  International New Opportunities Fund                                   62,218         11.545331             718,323
 .............................................................................................................................
  Investors Fund                                                         22,097         11.539064             254,976
 .............................................................................................................................
  Money Market Fund                                                   2,932,369          1.226087           3,595,340
 .............................................................................................................................
  New Opportunities Fund                                                722,243         24.589388          17,759,515
 .............................................................................................................................
  New Value Fund                                                         68,439         12.495592             855,186
 .............................................................................................................................
  OTC & Emerging Markets Fund                                             4,547         10.074314              45,809
 .............................................................................................................................
  Research Fund                                                             505         12.540201               6,329
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                            122,682         14.518456           1,781,151
 .............................................................................................................................
  Utilities Growth and Income Fund                                      148,147         22.169452           3,284,330
 .............................................................................................................................
  Vista Fund                                                             47,638         14.721507             701,304
 .............................................................................................................................
  Voyager Fund                                                          783,992         25.162820          19,727,443
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                             $105,089,297
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 15,691          $115,993          $  533            $ 74,618
 ................................................................................................................
 Capital gains income                         --            49,267              --             320,508
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (2,525)           (4,217)             (1)             (1,780)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (33,195)         (207,136)          1,474              50,334
 ................................................................................................................
 Net gain (loss) on investments          (35,720)         (211,353)          1,473              48,554
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $(20,029)         $(46,093)         $2,006            $443,680
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth               Health
December 31, 1998                       Growth            and Income           Sciences
                                        Sub-Account       Sub-Account          Sub-Account*


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  192,953        $  462,353           $   260
 ..............................................................................................
 Capital gains income                      964,765         3,018,243                --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   3,991            (9,131)           (8,148)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        952,580           635,979            25,180
 ..............................................................................................
 Net gain (loss) on investments            956,571           626,848            17,032
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $2,114,289        $4,107,444           $17,292
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 317,574         $ 2,618           $ 9,068           $ 1,182
 ................................................................................................................
 Capital gains income                      49,833              --            23,112                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 (5,698)            162            (8,827)              627
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (617,216)         68,425             5,747            84,216
 ................................................................................................................
 Net gain (loss) on investments          (622,914)         68,587            (3,080)           84,843
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $(255,507)        $71,205           $29,100           $86,025
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $   279           $203,946          $       --
 ..............................................................................................
 Capital gains income                        --                 --             199,094
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   (2)                --             (13,414)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      27,119                 --           3,153,786
 ..............................................................................................
 Net gain (loss) on investments          27,117                 --           3,140,372
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $27,396           $203,946          $3,339,466
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S. Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $15,023           $   11            $   10            $ 69,049
 ................................................................................................................
 Capital gains income                    14,769               --                 1               1,797
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions              (10,038)          (2,332)                5               2,076
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      16,198            3,855               992              46,607
 ................................................................................................................
 Net gain (loss) on investments           6,160            1,523               997              48,683
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $35,952           $1,534            $1,008            $119,529
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities         Vista             Voyager
December 31, 1998                       Growth            Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ 81,719          $     --          $   36,862
 ..............................................................................................
 Capital gains income                    140,845                --             899,428
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                (5,378)           (5,989)             (5,067)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      193,433           104,296           2,742,962
 ..............................................................................................
 Net gain (loss) on investments          188,055            98,307           2,737,895
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $410,619          $ 98,307          $3,674,185
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account       Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 15,691          $  115,993        $   533           $   74,618
 ................................................................................................................
 Capital gains income                         --              49,267             --              320,508
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                (2,525)             (4,217)            (1)              (1,780)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (33,195)           (207,136)         1,474               50,334
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (20,029)            (46,093)         2,006              443,680
 ................................................................................................................
Unit transactions:
 Purchases                                    --                 247          1,000                   30
 ................................................................................................................
 Net transfers                            44,963             504,241         84,597              567,261
 ................................................................................................................
 Surrenders                               (6,023)           (147,039)          (131)            (159,728)
 ................................................................................................................
 Net loan activity                            (6)            (46,391)            --               (1,101)
 ................................................................................................................
Cost of insurance                         (2,403)            (19,553)           (51)             (22,714)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                  36,531             291,505         85,415              383,748
 ................................................................................................................
 Total increase (decrease)
  in net assets                           16,502             245,412         87,421              827,428
 ................................................................................................................
 Net assets:
 Beginning of period                     360,566           2,498,707             --            3,132,989
----------------------------------------------------------------------------------------------------------------
 End of period                          $377,068          $2,744,119        $87,421           $3,960,417
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------
For the Year Ended                      Global           Growth               Health
December 31, 1998                       Growth           and Income           Sciences
                                        Sub-Account      Sub-Account          Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  192,953       $   462,353          $    260
 ..............................................................................................
 Capital gains income                      964,765         3,018,243                --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   3,991            (9,131)           (8,148)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        952,580           635,979            25,180
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        2,114,289         4,107,444            17,292
 ..............................................................................................
Unit transactions:
 Purchases                                     133               475             1,000
 ..............................................................................................
 Net transfers                           1,500,956         6,667,783           275,928
 ..............................................................................................
 Surrenders                               (236,217)       (1,155,100)           (1,830)
 ..............................................................................................
 Net loan activity                         (27,699)          (95,023)              (2)
 ..............................................................................................
Cost of insurance                          (53,883)         (190,625)             (667)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 1,183,290         5,227,510           274,429
 ..............................................................................................
 Total increase (decrease)
  in net assets                          3,297,579         9,334,954           291,721
 ..............................................................................................
 Net assets:
 Beginning of period                     6,390,730        24,501,429                --
----------------------------------------------------------------------------------------------
 End of period                          $9,688,309       $33,836,383          $291,721
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account       and Income        Opportunities
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  317,574        $  2,618          $  9,068          $  1,182
 ................................................................................................................
 Capital gains income                       49,833              --            23,112                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  (5,698)            162            (8,827)              627
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (617,216)         68,425             5,747            84,216
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         (255,507)         71,205            29,100            86,025
 ................................................................................................................
Unit transactions:
 Purchases                                      --              --                12                --
 ................................................................................................................
 Net transfers                             955,419         436,437           369,699            96,630
 ................................................................................................................
 Surrenders                               (189,929)        (32,004)          (18,515)          (12,804)
 ................................................................................................................
 Net loan activity                           4,370            (476)             (160)              (16)
 ................................................................................................................
Cost of insurance                          (26,315)         (3,272)           (3,970)           (4,122)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   743,545         400,685           347,066            79,688
 ................................................................................................................
 Total increase (decrease)
  in net assets                            488,038         471,890           376,166           165,713
 ................................................................................................................
 Net assets:
 Beginning of period                     3,367,984         308,202           361,873           552,610
----------------------------------------------------------------------------------------------------------------
 End of period                          $3,856,022        $780,092          $738,039          $718,323
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    279          $  203,946        $        --
 ..............................................................................................
 Capital gains income                         --                  --            199,094
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    (2)                 --            (13,414)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       27,119                  --          3,153,786
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         27,396             203,946          3,339,466
 ..............................................................................................
Unit transactions:
 Purchases                                 1,000          18,282,533                312
 ..............................................................................................
 Net transfers                           227,413         (18,970,303)         2,416,753
 ..............................................................................................
 Surrenders                                 (581)            (84,770)          (425,737)
 ..............................................................................................
 Net loan activity                           (13)           (167,934)           (19,980)
 ..............................................................................................
Cost of insurance                           (239)            (37,639)           (93,946)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 227,580            (978,113)         1,877,402
 ..............................................................................................
 Total increase (decrease)
  in net assets                          254,976            (774,167)         5,216,868
 ..............................................................................................
 Net assets:
 Beginning of period                          --           4,369,507         12,542,647
----------------------------------------------------------------------------------------------
 End of period                          $254,976          $3,595,340        $17,759,515
----------------------------------------------------------------------------------------------
*From inception, April 30, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             Research          U.S. Government
December 31, 1998                       Value             Emerging Growth   Sub-Account**     and High
                                        Sub-Account       Sub-Account*                        Quality Bond
                                                                                              Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $ 15,023          $    11           $   10            $   69,049
 ................................................................................................................
 Capital gains income                     14,769               --                1                 1,797
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               (10,038)          (2,332)               5                 2,076
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       16,198            3,855              992                46,607
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         35,952            1,534            1,008               119,529
 ................................................................................................................
Unit transactions:
 Purchases                                     6            1,000            1,000                    --
 ................................................................................................................
 Net transfers                             7,892           43,737            4,389               753,569
 ................................................................................................................
 Surrenders                              (24,964)            (116)             (40)              (43,665)
 ................................................................................................................
 Net loan activity                       (40,176)            (301)             (13)                 (368)
 ................................................................................................................
Cost of insurance                         (5,238)             (45)             (15)              (10,772)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 (62,480)          44,275            5,321               698,764
 ................................................................................................................
 Total increase (decrease)
  in net assets                          (26,528)          45,809            6,329               818,293
 ................................................................................................................
 Net assets:
 Beginning of period                     881,714               --               --               962,858
----------------------------------------------------------------------------------------------------------------
 End of period                          $855,186          $45,809           $6,329            $1,781,151
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Utilities           Vista             Voyager
December 31, 1998                       Growth              Sub-Account       Sub-Account
                                        and Income
                                        Sub-Account

----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   81,719          $     --          $    36,862
 ..............................................................................................
 Capital gains income                      140,845                --              899,428
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  (5,378)           (5,989)              (5,067)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        193,433           104,296            2,742,962
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          410,619            98,307            3,674,185
 ..............................................................................................
Unit transactions:
 Purchases                                      --                --                  372
 ..............................................................................................
 Net transfers                             704,200           169,516            3,138,920
 ..............................................................................................
 Surrenders                                (96,008)           (9,634)            (527,418)
 ..............................................................................................
 Net loan activity                         (13,012)           (2,798)             (17,815)
 ..............................................................................................
Cost of insurance                          (20,396)           (4,013)            (107,679)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                   574,784           153,071            2,486,380
 ..............................................................................................
 Total increase (decrease)
  in net assets                            985,403           251,378            6,160,565
 ..............................................................................................
 Net assets:
 Beginning of period                     2,298,927           449,926           13,566,878
----------------------------------------------------------------------------------------------
 End of period                          $3,284,330          $701,304          $19,727,443
----------------------------------------------------------------------------------------------
 *From inception, April 30, 1998, to December 31, 1998.
**From inception, October 1, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         Asia Pacific      Diversified       Global Asset      Global
December 31, 1997                          Growth            Income            Allocation        Growth
                                           Sub-Account       Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $  6,828          $  132,930        $   69,277        $  104,380
 ................................................................................................................
 Capital gains income                            --              20,956           118,411           112,272
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                      132              11,405             1,345              (747)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (65,164)             14,728           222,497           425,520
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (58,204)            180,019           411,530           641,425
 ................................................................................................................
Unit transactions:
 Purchases                                       --                  --                --                --
 ................................................................................................................
 Net transfers                               79,345             672,116         1,228,080         2,514,584
 ................................................................................................................
 Surrenders                                  (6,561)            (19,125)          (73,245)         (102,670)
 ................................................................................................................
 Net loan activity                               10                  13            (8,703)          (72,872)
 ................................................................................................................
Cost of insurance                            (2,368)            (18,488)          (16,817)          (37,044)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                     70,426             634,516         1,129,315         2,301,998
 ................................................................................................................
 Total increase (decrease)
  in net assets                              12,222             814,535         1,540,845         2,943,423
 ................................................................................................................
 Net assets:
 Beginning of period                        348,344           1,684,172         1,592,144         3,447,307
----------------------------------------------------------------------------------------------------------------
 End of period                             $360,566          $2,498,707        $3,132,989        $6,390,730
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                        Growth             High Yield        International     International
December 31, 1997                         and Income         Sub-Account       Growth            Growth
                                          Sub-Account                          Sub-Account*      and Income
                                                                                                 Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)             $   324,482        $  165,816        $  4,598          $ 10,865
 ................................................................................................................
 Capital gains income                         789,799            19,228              --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (3,845)            1,555              (3)              145
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         2,878,520           177,334          13,775            13,367
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           3,988,956           363,933          18,370            24,377
 ................................................................................................................
Unit transactions:
 Purchases                                         --                --           1,000             1,000
 ................................................................................................................
 Net transfers                              8,374,826         1,399,456         298,426           346,481
 ................................................................................................................
 Surrenders                                  (532,447)          (72,741)         (2,846)           (3,498)
 ................................................................................................................
 Net loan activity                           (152,771)            3,935          (5,512)           (5,432)
 ................................................................................................................
Cost of insurance                            (129,399)          (18,397)         (1,236)           (1,055)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    7,560,209         1,312,253         289,832           337,496
 ................................................................................................................
 Total increase (decrease)
  in net assets                            11,549,165         1,676,186         308,202           361,873
 ................................................................................................................
 Net assets:
 Beginning of period                       12,952,264         1,691,798              --                --
----------------------------------------------------------------------------------------------------------------
 End of period                            $24,501,429        $3,367,984        $308,202          $361,873
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         International     Money             New                  New
December 31, 1997                          New               Market            Opportunities        Value
                                           Opportunities     Sub-Account       Sub-Account          Sub-Account*
                                           Sub-Account*
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $  1,554          $  263,015        $        --          $     --
 ................................................................................................................
 Capital gains income                            --                  --                 --                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                     (129)                 --             24,784            (7,183)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (31,210)                 --          2,122,853            83,564
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           (29,785)            263,015          2,147,637            76,381
 ................................................................................................................
Unit transactions:
 Purchases                                    1,000          24,471,594                 --             1,000
 ................................................................................................................
 Net transfers                              594,284         (25,898,707)         3,948,752           822,347
 ................................................................................................................
 Surrenders                                  (6,019)           (138,936)          (264,042)           (9,033)
 ................................................................................................................
 Net loan activity                           (4,621)         (1,205,487)           (71,438)           (5,472)
 ................................................................................................................
Cost of insurance                            (2,249)            (47,389)           (64,510)           (3,509)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    582,395          (2,818,925)         3,548,762           805,333
 ................................................................................................................
 Total increase (decrease)
  in net assets                             552,610          (2,555,910)         5,696,399           881,714
 ................................................................................................................
 Net assets:
 Beginning of period                             --           6,925,417          6,846,248                --
----------------------------------------------------------------------------------------------------------------
 End of period                             $552,610          $4,369,507        $12,542,647          $881,714
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                         U.S. Government   Utilities           Vista          Voyager
December 31, 1997                          and High          Growth              Sub-Account*   Sub-Account
                                           Quality Bond      and Income
                                           Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)              $ 41,593          $   50,859          $     33       $    18,916
 ................................................................................................................
 Capital gains income                            --              69,354                --           407,658
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                    1,535               2,809            (8,009)            4,822
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                          23,755             341,948            42,243         2,153,271
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                            66,883             464,970            34,267         2,584,667
 ................................................................................................................
Unit transactions:
 Purchases                                       --                  --             1,000                --
 ................................................................................................................
 Net transfers                              290,877             842,138           425,017         4,061,985
 ................................................................................................................
 Surrenders                                 (30,658)            (45,296)           (3,307)         (284,657)
 ................................................................................................................
 Net loan activity                           43,121             (11,744)           (5,648)          (36,310)
 ................................................................................................................
Cost of insurance                            (5,318)            (12,723)           (1,403)          (71,377)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                    298,022             772,375           415,659         3,669,641
 ................................................................................................................
 Total increase (decrease)
  in net assets                             364,905           1,237,345           449,926         6,254,308
 ................................................................................................................
 Net assets:
 Beginning of period                        597,953           1,061,582                --         7,312,570
----------------------------------------------------------------------------------------------------------------
 End of period                             $962,858          $2,298,927          $449,926       $13,566,878
----------------------------------------------------------------------------------------------------------------
*From inception, January 2, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT FIVE --
HARTFORD LIFE & ANNUITY INSURANCE COMPANY

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Putnam Capital Manager Trust Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission
(SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 0.90% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Tax Expense Charge -- The Company will deduct monthly from the account value a tax expense charge equal to an annual rate of 0.40% for the first ten years. During the first nine policy years, a premium tax charge will be imposed on full or partial surrenders at a maximum rate of 2.25%.




Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 286
 Cost $2,272
 ...............................................................................................................................
  Market Value:                                        $2,382            $     --          $    --           $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 65,475
 Cost $694,428
 ...............................................................................................................................
  Market Value:                                            --             686,832               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 9,375
 Cost $94,351
 ...............................................................................................................................
  Market Value:                                            --                  --           96,373                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 54,016
 Cost $982,423
 ...............................................................................................................................
  Market Value:                                            --                  --               --            1,023,610
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 370,679
 Cost $6,691,738
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 272,903
 Cost $7,422,063
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 13,911
 Cost $137,023
 ...............................................................................................................................
  Market Value:                                            --                  --               --                   --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --               3,229            4,564                   34
 ...............................................................................................................................
Receivable from fund shares sold                           --                  --               --                   --
 ...............................................................................................................................
Total Assets                                            2,382             690,061          100,937            1,023,644
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                  --               --                   --
 ...............................................................................................................................
Payable for fund shares purchased                          --               3,228            4,547                   --
 ...............................................................................................................................
Total Liabilities                                          --               3,228            4,547                   --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $2,382            $686,833          $96,390           $1,023,644
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities(continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth              Health
                                                       Growth            and Income          Sciences
                                                       Sub-Account       Sub-Account         Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 286
 Cost $2,272
 .............................................................................................................
  Market Value:                                        $       --        $       --          $     --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 65,475
 Cost $694,428
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 9,375
 Cost $94,351
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 54,016
 Cost $982,423
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 370,679
 Cost $6,691,738
 .............................................................................................................
  Market Value:                                         7,517,360                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 272,903
 Cost $7,422,063
 .............................................................................................................
  Market Value:                                                --         7,851,431                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 13,911
 Cost $137,023
 .............................................................................................................
  Market Value:                                                --                --           152,192
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   19,420            13,931               285
 .............................................................................................................
Receivable from fund shares sold                               --                --                --
 .............................................................................................................
Total Assets                                            7,536,780         7,865,362           152,477
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --                --                --
 .............................................................................................................
Payable for fund shares purchased                          19,690            14,269               284
 .............................................................................................................
Total Liabilities                                          19,690            14,269               284
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $7,517,090        $7,851,093          $152,193
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International      International
                                                       Sub-Account       Growth            Growth             New
                                                                         Sub-Account       and Income         Opportunities
Assets                                                                                     Sub-Account        Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 187,419
 Cost $2,348,503
 ...............................................................................................................................
  Market Value:                                        $2,192,806        $     --          $     --           $    --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 17,578
 Cost $225,468
 ...............................................................................................................................
  Market Value:                                                --         237,650                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 15,021
 Cost $182,548
 ...............................................................................................................................
  Market Value:                                                --              --           183,863                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 1,496
 Cost $15,017
 ...............................................................................................................................
  Market Value:                                                --              --                --            17,186
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 13,799
 Cost $147,202
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 527,966
 Cost $527,966
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 250,312
 Cost $5,427,645
 ...............................................................................................................................
  Market Value:                                                --              --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                      115           1,206                31                --
 ...............................................................................................................................
Receivable from fund shares sold                               --              --                --                --
 ...............................................................................................................................
Total Assets                                            2,192,921         238,856           183,894            17,186
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --              --                --                --
 ...............................................................................................................................
Payable for fund shares purchased                             117           1,210                38                --
 ...............................................................................................................................
Total Liabilities                                             117           1,210                38                --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $2,192,804        $237,646          $183,856           $17,186
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors         Money             New
                                                       Sub-Account       Market            Opportunities
                                                                         Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 187,419
 Cost $2,348,503
 .............................................................................................................
  Market Value:                                        $     --          $     --          $       --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 17,578
 Cost $225,468
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 15,021
 Cost $182,548
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 1,496
 Cost $15,017
 .............................................................................................................
  Market Value:                                              --                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 13,799
 Cost $147,202
 .............................................................................................................
  Market Value:                                         160,756                --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 527,966
 Cost $527,966
 .............................................................................................................
  Market Value:                                              --           527,966                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 250,312
 Cost $5,427,645
 .............................................................................................................
  Market Value:                                              --                --           6,523,133
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    613                --              31,990
 .............................................................................................................
Receivable from fund shares sold                             --                --                  --
 .............................................................................................................
Total Assets                                            161,369           527,966           6,555,123
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --                 3                  --
 .............................................................................................................
Payable for fund shares purchased                           609                --              32,112
 .............................................................................................................
Total Liabilities                                           609                 3              32,112
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $160,760          $527,963          $6,523,011
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE --HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New               OTC &             U.S. Government   Utilities
                                                       Value             Emerging Growth   and High          Growth
                                                       Sub-Account       Sub-Account       Quality Bond      and Income
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 1,384
 Cost $16,210
 ...............................................................................................................................
  Market Value:                                        $16,649           $    --           $       --        $       --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 2,991
 Cost $26,639
 ...............................................................................................................................
  Market Value:                                             --            30,183                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 107,804
 Cost $1,425,849
 ...............................................................................................................................
  Market Value:                                             --                --            1,480,144                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 67,841
 Cost $1,105,371
 ...............................................................................................................................
  Market Value:                                             --                --                   --         1,234,030
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 3,199
 Cost $39,649
 ...............................................................................................................................
  Market Value:                                             --                --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 220,466
 Cost $8,653,660
 ...............................................................................................................................
  Market Value:                                             --                --                   --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                     1                 2                1,014                28
 ...............................................................................................................................
Receivable from fund shares sold                            --                --                   --                --
 ...............................................................................................................................
Total Assets                                            16,650            30,185            1,481,158         1,234,058
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                      --                --                   --                --
 ...............................................................................................................................
Payable for fund shares purchased                           --                --                1,015                12
 ...............................................................................................................................
Total Liabilities                                           --                --                1,015                12
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $16,650           $30,185           $1,480,143        $1,234,046
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Vista             Voyager
                                                       Sub-Account       Sub-Account

Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 1,384
 Cost $16,210
 ...........................................................................................
  Market Value:                                        $    --           $        --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 2,991
 Cost $26,639
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Fund
 Shares 107,804
 Cost $1,425,849
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 67,841
 Cost $1,105,371
 ...........................................................................................
  Market Value:                                             --                    --
-------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 3,199
 Cost $39,649
 ...........................................................................................
  Market Value:                                         47,086                    --
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 220,466
 Cost $8,653,660
 ...........................................................................................
  Market Value:                                             --            10,108,374
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    --                    --
 ...........................................................................................
Receivable from fund shares sold                            --                22,235
 ...........................................................................................
Total Assets                                            47,086            10,130,609
 ...........................................................................................
Liabilities
Due to Hartford Life Insurance Company                       1                21,736
 ...........................................................................................
Payable for fund shares purchased                           --                    --
 ...........................................................................................
Total Liabilities                                            1                21,736
-------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $47,085           $10,108,873
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE --HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                     Units            Unit               Contract
                                                                      Owned by         Price              Liability
                                                                      Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                                  223        $10.693257         $     2,382
 .............................................................................................................................
  Diversified Income Fund                                                53,755         12.777025             686,833
 .............................................................................................................................
  George Putnam Fund of Boston                                            9,091         10.602638              96,390
 .............................................................................................................................
  Global Asset Allocation Fund                                           49,232         20.792218           1,023,643
 .............................................................................................................................
  Global Growth Fund                                                    318,846         23.575913           7,517,090
 .............................................................................................................................
  Growth and Income Fund                                                307,670         25.517876           7,851,093
 .............................................................................................................................
  Health Sciences Fund                                                   13,537         11.242853             152,193
 .............................................................................................................................
  High Yield Fund                                                       140,779         15.576208           2,192,804
 .............................................................................................................................
  International Growth Fund                                              24,286          9.785387             237,646
 .............................................................................................................................
  International Growth and Income Fund                                   18,822          9.768197             183,856
 .............................................................................................................................
  International New Opportunities Fund                                    2,137          8.042115              17,186
 .............................................................................................................................
  Investors Fund                                                         14,373         11.185169             160,760
 .............................................................................................................................
  Money Market Fund                                                     407,558          1.295432             527,963
 .............................................................................................................................
  New Opportunities Fund                                                286,823         22.742256           6,523,011
 .............................................................................................................................
  New Value Fund                                                          1,569         10.611164              16,650
 .............................................................................................................................
  OTC & Emerging Growth Fund                                              2,802         10.773294              30,185
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                            100,651         14.705728           1,480,143
 .............................................................................................................................
  Utilities Growth & Income Fund                                         57,036         21.636249           1,234,046
 .............................................................................................................................
  Vista Fund                                                              4,437         10.611675              47,085
 .............................................................................................................................
  Voyager Fund                                                          350,559         28.836430          10,108,873
-----------------------------------------------------------------------------------------------------------------------------
Grand Total:                                                                                              $40,089,832
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $ --              $ 2,718           $  532            $ 9,598
 ................................................................................................................
 Capital gains income                     --                1,154               --             41,227
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                --                   15                7                511
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      110               (9,453)           2,022             31,846
 ................................................................................................................
 Net gain (loss) on investments          110               (9,438)           2,029             32,357
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $110              $(5,566)          $2,561            $83,182
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health
December 31, 1998                       Growth            and Income        Sciences
                                        Sub-Account       Sub-Account       Sub-Account*


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $   66,009        $ 36,061          $   126
 ..............................................................................................
 Capital gains income                      330,045         235,404               --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   3,657           4,991                2
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        799,731         369,952           15,169
 ..............................................................................................
 Net gain (loss) on investments            803,388         374,943           15,171
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $1,199,442        $646,408          $15,297
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth            New
                                                          Sub-Account*      and Income        Opportunities
                                                                            Sub-Account*      Sub-Account*

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $  34,276         $   631           $2,027            $   --
 ................................................................................................................
 Capital gains income                       5,378              --            4,882                --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  8,112              (2)              (4)                5
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (176,046)         12,182            1,315             2,169
 ................................................................................................................
 Net gain (loss) on investments          (167,934)         12,180            1,311             2,174
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $(128,280)        $12,811           $8,220            $2,174
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $   111           $10,171           $     --
 ..............................................................................................
 Capital gains income                        --                --             25,739
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   (1)               --            (50,616)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      13,554                --            967,053
 ..............................................................................................
 Net gain (loss) on investments          13,553                --            916,437
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $13,664           $10,171           $942,176
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account*      Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Investment Income:
 Dividends                              $131              $   10            $61,358           $ 10,596
 ................................................................................................................
 Capital gains income                     25                  --              1,597             18,263
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions               255                 769              2,773               (609)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      439               3,544             12,767             84,719
 ................................................................................................................
 Net gain (loss) on investments          694               4,313             15,540             84,110
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $850              $4,323            $78,495           $112,969
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



----------------------------------------------------------------------------
Investment Income:
 Dividends                              $   --            $    5,550
 ............................................................................
 Capital gains income                       --               135,426
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                   4                 1,139
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      7,437             1,302,791
 ............................................................................
 Net gain (loss) on investments          7,441             1,303,930
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations:                      $7,441            $1,444,906
----------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The               Global Asset
December 31, 1998                       Growth            Income            George Putnam     Allocation
                                        Sub-Account*      Sub-Account       Fund of Boston    Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   --            $  2,718          $   532           $    9,598
 ................................................................................................................
 Capital gains income                       --               1,154               --               41,227
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  --                  15                7                  511
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        110              (9,453)           2,022               31,846
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          110              (5,566)           2,561               83,182
 ................................................................................................................
Unit transactions:
 Purchases                               1,025              85,364           26,333              197,777
 ................................................................................................................
 Net transfers                           1,266             584,214           68,878              474,639
 ................................................................................................................
 Surrenders                                 (8)             (6,589)            (507)             (12,784)
 ................................................................................................................
 Net loan activity                          --                  (2)             (39)                (591)
 ................................................................................................................
Cost of insurance                          (11)            (13,198)            (836)             (29,489)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 2,272             649,789           93,829              629,552
 ................................................................................................................
 Total increase (decrease)
  in net assets                          2,382             644,223           96,390              712,734
 ................................................................................................................
Net Assets
 Beginning of period                        --              42,610               --              310,910
----------------------------------------------------------------------------------------------------------------
 End of period                          $2,382            $686,833          $96,390           $1,023,644
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth              Health
December 31, 1998                       Growth            and Income          Sciences
                                        Sub-Account       Sub-Account         Sub-Account*


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   66,009        $   36,061          $    126
 ..............................................................................................
 Capital gains income                      330,045           235,404                --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   3,657             4,991                 2
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        799,731           369,952            15,169
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        1,199,442           646,408            15,297
 ..............................................................................................
Unit transactions:
 Purchases                               1,777,192         1,520,697            43,812
 ..............................................................................................
 Net transfers                           3,292,482         4,737,360            95,215
 ..............................................................................................
 Surrenders                                (99,324)          (94,734)             (539)
 ..............................................................................................
 Net loan activity                         (60,658)          (99,490)               --
 ..............................................................................................
Cost of insurance                         (227,264)         (257,615)           (1,592)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 4,682,428         5,806,218           136,896
 ..............................................................................................
 Total increase (decrease)
  in net assets                          5,881,870         6,452,626           152,193
 ..............................................................................................
Net Assets
 Beginning of period                     1,635,220         1,398,467                --
----------------------------------------------------------------------------------------------
 End of period                          $7,517,090        $7,851,093          $152,193
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International      International
December 31, 1998                       Sub-Account       Growth            Growth             New
                                                          Sub-Account*      and Income         Opportunities
                                                                            Sub-Account*       Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   34,276        $    631          $  2,027           $    --
 ................................................................................................................
 Capital gains income                        5,378              --             4,882                --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   8,112              (2)               (4)                5
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       (176,046)         12,182             1,315             2,169
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         (128,280)         12,811             8,220             2,174
 ................................................................................................................
Unit transactions:
 Purchases                                 465,319           9,271            17,634             1,092
 ................................................................................................................
 Net transfers                           1,652,869         217,210           159,730            14,115
 ................................................................................................................
 Surrenders                                (17,686)           (739)             (640)              (71)
 ................................................................................................................
 Net loan activity                         (12,272)             --                (1)               --
 ................................................................................................................
Cost of insurance                          (51,815)           (907)           (1,087)             (124)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 2,036,415         224,835           175,636            15,012
 ................................................................................................................
 Total increase (decrease)
  in net assets                          1,908,135         237,646           183,856            17,186
 ................................................................................................................
Net Assets
 Beginning of period                       284,669              --                --                --
----------------------------------------------------------------------------------------------------------------
 End of period                          $2,192,804        $237,646          $183,856           $17,186
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets  (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money             New
December 31, 1998                       Sub-Account*      Market            Opportunities
                                                          Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    111          $ 10,171          $       --
 ..............................................................................................
 Capital gains income                         --                --              25,739
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    (1)               --             (50,616)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       13,554                --             967,053
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         13,664            10,171             942,176
 ..............................................................................................
Unit transactions:
 Purchases                                18,749           111,154           1,695,165
 ..............................................................................................
 Net transfers                           131,102           294,105           2,990,857
 ..............................................................................................
 Surrenders                                 (525)           (4,383)            (78,215)
 ..............................................................................................
 Net loan activity                            (2)           (1,053)            (10,265)
 ..............................................................................................
Cost of insurance                         (2,228)           (9,256)           (162,662)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 147,096           390,567           4,434,880
 ..............................................................................................
 Total increase (decrease)
  in net assets                          160,760           400,738           5,377,056
 ..............................................................................................
Net Assets
 Beginning of period                          --           127,225           1,145,955
----------------------------------------------------------------------------------------------
 End of period                          $160,760          $527,963          $6,523,011
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC &             U.S. Government   Utilities
December 31, 1998                       Value             Emerging Growth   and High          Growth
                                        Sub-Account       Sub-Account*      Quality Bond      and Income
                                                                            Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $   131           $    10           $   61,358        $   10,596
 ................................................................................................................
 Capital gains income                        25                --                1,597            18,263
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  255               769                2,773              (609)
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         439             3,544               12,767            84,719
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           850             4,323               78,495           112,969
 ................................................................................................................
Unit transactions:
 Purchases                                4,212             5,337              518,167           269,787
 ................................................................................................................
 Net transfers                           12,066            21,258             (216,141)          641,807
 ................................................................................................................
 Surrenders                                (154)             (231)             (23,212)           (7,600)
 ................................................................................................................
 Net loan activity                           --               (1)                 (153)           (8,087)
 ................................................................................................................
Cost of insurance                          (324)             (501)             (70,077)          (34,433)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 15,800            25,862              208,584           861,474
 ................................................................................................................
 Total increase (decrease)
  in net assets                          16,650            30,185              287,079           974,443
 ................................................................................................................
Net Assets
 Beginning of period                         --                --            1,193,064           259,603
----------------------------------------------------------------------------------------------------------------
 End of period                          $16,650           $30,185           $1,480,143        $1,234,046
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



----------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    --           $     5,550
 ..............................................................................................
 Capital gains income                        --               135,426
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                    4                 1,139
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       7,437             1,302,791
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         7,441             1,444,906
 ..............................................................................................
Unit transactions:
 Purchases                                1,667             1,842,714
 ..............................................................................................
 Net transfers                           38,890             5,859,152
 ..............................................................................................
 Surrenders                                (259)             (104,683)
 ..............................................................................................
 Net loan activity                           --              (122,704)
 ..............................................................................................
Cost of insurance                          (654)             (253,931)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 39,644             7,220,548
 ..............................................................................................
 Total increase (decrease)
  in net assets                          47,085             8,665,454
 ..............................................................................................
Net Assets
 Beginning of period                         --             1,443,419
----------------------------------------------------------------------------------------------
 End of period                          $47,085           $10,108,873
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Diversified       Global Asset      Global            Growth            High Yield
December 31, 1997                       Income            Allocation        Growth            and Income        Sub-Account
                                        Sub-Account       Sub-Account       Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $    99           $    780          $    7,355        $    2,061        $  1,448
 ..................................................................................................................................
 Capital gains income                        16              1,333               7,911             5,017             168
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  273                 46                 727                47             208
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       1,827              9,293              25,838            59,382          20,324
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         2,215             11,452              41,831            66,507          22,148
 ..................................................................................................................................
Unit transactions:
 Purchases                                1,122             21,636             197,403            58,290           9,010
 ..................................................................................................................................
 Net transfers                           39,712            284,558           1,455,386         1,311,232         261,651
 ..................................................................................................................................
 Surrenders                                (348)            (2,233)            (24,833)           (8,041)         (2,778)
 ..................................................................................................................................
 Net loan activity                           --               (16)               7,540            (2,944)           (27)
 ..................................................................................................................................
Cost of insurance                        (1,121)            (5,581)            (43,722)          (31,097)         (6,360)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 39,365            298,364           1,591,774         1,327,440         261,496
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          41,580            309,816           1,633,605         1,393,947         283,644
 ..................................................................................................................................
Net assets:
 Beginning of period                      1,030              1,094               1,615             4,520           1,025
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $42,610           $310,910          $1,635,220        $1,398,467        $284,669
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Money             New               U.S. Government   Utilities         Voyager
December 31, 1997                       Market            Opportunities     and High          Growth            Sub-Account
                                        Sub-Account       Sub-Account       Quality Bond      and Income
                                                                            Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income (loss)           $  1,772          $       --        $   16,959        $    165          $      405
 ..................................................................................................................................
 Capital gains income                         --                  --                --             225               8,720
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                    --             (11,593)              549              65               8,423
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                           --             128,498            41,518          43,867             151,950
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          1,772             116,905            59,026          44,322             169,498
 ..................................................................................................................................
Unit transactions:
 Purchases                                    --              90,292           188,414          18,312             111,483
 ..................................................................................................................................
 Net transfers                           127,202             989,240           981,563         206,398           1,206,671
 ..................................................................................................................................
 Surrenders                                 (810)            (15,731)          (15,612)         (1,613)              2,463
 ..................................................................................................................................
 Net loan activity                            --              (4,120)            7,877             (43)             (4,450)
 ..................................................................................................................................
Cost of insurance                         (1,951)            (31,626)          (32,535)         (8,846)            (44,593)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 124,441           1,028,055         1,129,707         214,208           1,271,574
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          126,213           1,144,960         1,188,733         258,530           1,441,072
 ..................................................................................................................................
Net assets:
 Beginning of period                       1,012                 995             4,331           1,073               2,347
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $127,225          $1,145,955        $1,193,064        $259,603          $1,443,419
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE -- HARTFORD LIFE AND ANNUITY INSURANCE

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Risk Charge -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Administrative and Issue Charges -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.




Report of Independent Public Accountants

To Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Variable Life Two (Asia Pacific Growth, Diversified Income, The George Putnam Fund of Boston, Global Asset Allocation, Global Growth, Growth and Income, Health Sciences, High Yield, International Growth, International Growth and Income, International New Opportunities, Investors, Money Market, New Opportunities, New Value, OTC & Emerging Growth, U.S. Government and High Quality Bond, Utilities Growth and Income, Vista, and Voyager), (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

                                                 ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 15, 1999



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Asia Pacific      Diversified       The               Global Asset
                                                       Growth            Income            George Putnam     Allocation
                                                       Sub-Account       Sub-Account       Fund of Boston    Sub-Account
Assets                                                                                     Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 1,029
 Cost $8,238
 ...............................................................................................................................
  Market Value:                                        $8,569            $     --          $    --           $     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 21,396
 Cost $230,976
 ...............................................................................................................................
  Market Value:                                            --             224,439               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 9,650
 Cost $97,179
 ...............................................................................................................................
  Market Value:                                            --                  --           99,197                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 17,534
 Cost $315,568
 ...............................................................................................................................
  Market Value:                                            --                  --               --            332,260
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 95,116
 Cost $1,708,011
 ...............................................................................................................................
  Market Value:                                            --                  --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 97,389
 Cost $2,636,312
 ...............................................................................................................................
  Market Value:                                            --                  --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 4,102
 Cost $39,919
 ...............................................................................................................................
  Market Value:                                            --                  --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                  --               --                 13
 ...............................................................................................................................
Receivable from fund shares sold                           --                  --               --                 --
 ...............................................................................................................................
Total Assets                                            8,569             224,439           99,197            332,273
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                  --               --                 --
 ...............................................................................................................................
Payable for fund shares purchased                          --                  --               --                 --
 ...............................................................................................................................
Total Liabilities                                          --                  --               --                 --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $8,569            $224,439          $99,197           $332,273
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Global            Growth               Health
                                                       Growth            and Income           Sciences
                                                       Sub-Account       Sub-Account          Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
 Shares 1,029
 Cost $8,238
 .............................................................................................................
  Market Value:                                        $       --        $       --           $     --
-------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
 Shares 21,396
 Cost $230,976
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
 Shares 9,650
 Cost $97,179
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
 Shares 17,534
 Cost $315,568
 .............................................................................................................
  Market Value:                                                --                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
 Shares 95,116
 Cost $1,708,011
 .............................................................................................................
  Market Value:                                         1,928,949                --                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
 Shares 97,389
 Cost $2,636,312
 .............................................................................................................
  Market Value:                                                --         2,801,893                --
-------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Shares 4,102
 Cost $39,919
 .............................................................................................................
  Market Value:                                                --                --            44,876
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                    4,736             2,545                --
 .............................................................................................................
Receivable from fund shares sold                               --                --                --
 .............................................................................................................
Total Assets                                            1,933,685         2,804,438            44,876
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                         --                --                --
 .............................................................................................................
Payable for fund shares purchased                           4,853             2,584                --
 .............................................................................................................
Total Liabilities                                           4,853             2,584                --
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $1,928,832        $2,801,854           $44,876
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      High Yield        International     International     International
                                                       Sub-Account       Growth            Growth            New
                                                                         Sub-Account       and Income        Opportunities
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 64,253
 Cost $803,539
 ...............................................................................................................................
  Market Value:                                        $751,761          $    --           $    --           $   --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 1,526
 Cost $18,730
 ...............................................................................................................................
  Market Value:                                              --           20,639                --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 1,786
 Cost $21,063
 ...............................................................................................................................
  Market Value:                                              --               --            21,859               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 319
 Cost $3,423
 ...............................................................................................................................
  Market Value:                                              --               --                --            3,662
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 8,158
 Cost $85,802
 ...............................................................................................................................
  Market Value:                                              --               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 141,680
 Cost $141,680
 ...............................................................................................................................
  Market Value:                                              --               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 46,981
 Cost $1,029,532
 ...............................................................................................................................
  Market Value:                                              --               --                --               --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                      4               --                --               --
 ...............................................................................................................................
Receivable from fund shares sold                             --               --                --               --
 ...............................................................................................................................
Total Assets                                            751,765           20,639            21,859            3,662
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                       --                1                --               --
 ...............................................................................................................................
Payable for fund shares purchased                            --               --                --               --
 ...............................................................................................................................
Total Liabilities                                            --                1                --               --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $751,765          $20,638           $21,859           $3,662
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------
December 31, 1998                                      Investors         Money             New
                                                       Sub-Account       Market            Opportunities
                                                                         Sub-Account       Sub-Account
Assets
Investments:
-------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
 Shares 64,253
 Cost $803,539
 .............................................................................................................
  Market Value:                                        $    --           $     --          $       --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
 Shares 1,526
 Cost $18,730
 .............................................................................................................
  Market Value:                                             --                 --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
 Shares 1,786
 Cost $21,063
 .............................................................................................................
  Market Value:                                             --                 --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
 Shares 319
 Cost $3,423
 .............................................................................................................
  Market Value:                                             --                 --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
 Shares 8,158
 Cost $85,802
 .............................................................................................................
  Market Value:                                         95,043                 --                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
 Shares 141,680
 Cost $141,680
 .............................................................................................................
  Market Value:                                             --            141,680                  --
-------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
 Shares 46,981
 Cost $1,029,532
 .............................................................................................................
  Market Value:                                             --                 --           1,224,320
-------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                     9                 --              12,557
 .............................................................................................................
Receivable from fund shares sold                            --                  1                  --
 .............................................................................................................
Total Assets                                            95,052            141,681           1,236,877
 .............................................................................................................
Liabilities
Due to Hartford Life Insurance Company                      --                  1                  --
 .............................................................................................................
Payable for fund shares purchased                           --                 --              12,606
 .............................................................................................................
Total Liabilities                                           --                  1              12,606
-------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $95,052           $141,680          $1,224,271
-------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                      New               OTC &             U.S. Government   Utilities
                                                       Value             Emerging Growth   and High          Growth
                                                       Sub-Account       Sub-Account       Quality Bond      and Income
Assets                                                                                     Sub-Account       Sub-Account
Investments:
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 793
 Cost $8,608
 ...............................................................................................................................
  Market Value:                                        $9,542            $    --           $     --          $     --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 2,721
 Cost $19,976
 ...............................................................................................................................
  Market Value:                                            --             27,453                 --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Bond Fund
 Shares 59,215
 Cost $797,359
 ...............................................................................................................................
  Market Value:                                            --                 --            813,020                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 24,324
 Cost $407,151
 ...............................................................................................................................
  Market Value:                                            --                 --                 --           442,450
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 506
 Cost $6,431
 ...............................................................................................................................
  Market Value:                                            --                 --                 --                --
-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 59,192
 Cost $2,354,731
 ...............................................................................................................................
  Market Value:                                            --                 --                 --                --
-------------------------------------------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                 --                 --                 2
 ...............................................................................................................................
Receivable from fund shares sold                           --                 --                 --                --
 ...............................................................................................................................
Total Assets                                            9,542             27,453            813,020           442,452
 ...............................................................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                 --                  1                --
 ...............................................................................................................................
Payable for fund shares purchased                          --                 --                 --                --
 ...............................................................................................................................
Total Liabilities                                          --                 --                  1                --
-------------------------------------------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $9,542            $27,453           $813,019          $442,452
-------------------------------------------------------------------------------------------------------------------------------


Statements of Assets & Liabilities (continued)
-------------------------------------------------------------------------------------------
December 31, 1998                                      Vista             Voyager
                                                       Sub-Account       Sub-Account

Assets
Investments:
-------------------------------------------------------------------------------------------
Putnam VT New Value Fund
 Shares 793
 Cost $8,608
 ...........................................................................................
  Market Value:                                        $   --            $       --
-------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
 Shares 2,721
 Cost $19,976
 ...........................................................................................
  Market Value:                                            --                    --
-------------------------------------------------------------------------------------------
Putnam VT U.S. Government and High Quality Fund
 Shares 59,215
 Cost $797,359
 ...........................................................................................
  Market Value:                                            --                    --
-------------------------------------------------------------------------------------------
Putnam VT Utilities Growth & Income Fund
 Shares 24,324
 Cost $407,151
 ...........................................................................................
  Market Value:                                            --                    --
-------------------------------------------------------------------------------------------
Putnam VT Vista Fund
 Shares 506
 Cost $6,431
 ...........................................................................................
  Market Value:                                         7,451                    --
-------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
 Shares 59,192
 Cost $2,354,731
 ...........................................................................................
  Market Value:                                            --             2,713,936
-------------------------------------------------------------------------------------------
Due from Hartford Life Insurance Company                   --                19,965
 ...........................................................................................
Receivable from fund shares sold                           --                    --
 ...........................................................................................
Total Assets                                            7,451             2,733,901
 ...........................................................................................
Liabilities
Due to Hartford Life Insurance Company                     --                    --
 ...........................................................................................
Payable for fund shares purchased                          --                19,835
 ...........................................................................................
Total Liabilities                                          --                19,835
-------------------------------------------------------------------------------------------
Net Assets (variable life contract liabilities)        $7,451            $2,714,066
-------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                                       Units          Unit               Contract
                                                                        Owned by       Price              Liability
                                                                        Participants
-----------------------------------------------------------------------------------------------------------------------------
Variable life contracts:
 .............................................................................................................................
  Asia Pacific Growth Fund                                                  801        $10.693257         $     8,569
 .............................................................................................................................
  Diversified Income Fund                                                17,566         12.777025             224,439
 .............................................................................................................................
  George Putnam Fund of Boston                                            9,356         10.602638              99,197
 .............................................................................................................................
  Global Asset Allocation Fund                                           15,981         20.792218             332,273
 .............................................................................................................................
  Global Growth Fund                                                     81,814         23.575913           1,928,832
 .............................................................................................................................
  Growth and Income Fund                                                109,800         25.517876           2,801,854
 .............................................................................................................................
  Health Siences Fund                                                     3,991         11.242853              44,876
 .............................................................................................................................
  High Yield Fund                                                        48,264         15.576256             751,765
 .............................................................................................................................
  International Growth Fund                                               2,109          9.785387              20,638
 .............................................................................................................................
  International Growth and Income Fund                                    2,238          9.768076              21,859
 .............................................................................................................................
  International New Opportunities Fund                                      375          9.753782               3,662
 .............................................................................................................................
  Investors Fund                                                          8,498         11.185169              95,052
 .............................................................................................................................
  Money Market Fund                                                     109,370          1.295432             141,680
 .............................................................................................................................
  New Opportunities Fund                                                 53,832         22.742256           1,224,271
 .............................................................................................................................
  New Value Fund                                                            899         10.611164               9,542
 .............................................................................................................................
  OTC & Emerging Growth Fund                                              2,548         10.773294              27,453
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund                             55,286         14.705728             813,019
 .............................................................................................................................
  Utilities Growth and Income Fund                                       20,450         21.636249             442,452
 .............................................................................................................................
  Vista Fund                                                                702         10.612377               7,451
 .............................................................................................................................
  Voyager Fund                                                           94,119         28.836430           2,714,066
 .............................................................................................................................
Grand Total:                                                                                              $11,712,950
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The George        Global Asset
December 31, 1998                       Growth            Income            Putnam Fund       Allocation
                                        Sub-Account*      Sub-Account       of Boston         Sub-Account
                                                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ --              $ 3,629           $  778            $ 2,857
 ................................................................................................................
 Capital gains income                     --                1,541               --             12,271
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 1                   21                2                 16
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      331               (6,773)           2,018             15,297
 ................................................................................................................
 Net gain (loss) on investments          332               (6,752)           2,020             15,313
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $332              $(1,582)          $2,798            $30,441
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health Sciences
December 31, 1998                       Growth            and Income        Sub-Account*
                                        Sub-Account       Sub-Account

----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ 10,284          $  6,912          $   38
 ..............................................................................................
 Capital gains income                     51,418            45,119              --
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                 2,284               (64)             (1)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      222,508           157,616           4,957
 ..............................................................................................
 Net gain (loss) on investments          224,792           157,552           4,956
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $286,494          $209,583          $4,994
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth and        New Opportunities
                                                          Sub-Account*      Income            Sub-Account*
                                                                            Sub-Account*
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $ 10,447          $   66            $  206            $  -
 ................................................................................................................
 Capital gains income                      1,639              --               496              --
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 5,348              11                 8               5
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (52,560)          1,909               796             239
 ................................................................................................................
 Net gain (loss) on investments          (47,212)          1,920               804             244
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $(35,126)         $1,986            $1,506            $244
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money Market      New
December 31, 1998                       Sub-Account*      Sub-Account       Opportunities
                                                                            Sub-Account

----------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $  112            $1,123            $     --
 ..............................................................................................
 Capital gains income                       --                --               4,296
 ..............................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  14                --             (21,117)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      9,241                --             190,762
 ..............................................................................................
 Net gain (loss) on investments          9,255                --             169,645
----------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $9,367            $1,123            $173,941
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Operations (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC & Emerging    U.S.Government    Utilities Growth
December 31, 1998                       Value             Growth            & High Quality    and Income
                                        Sub-Account*      Sub-Account*      Bond              Sub-Account
                                                                            Sub-Account
----------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                              $   98            $   10            $10,911           $ 1,849
 ................................................................................................................
 Capital gains income                       19                --                284             3,187
 ................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  15                21             (1,150)               58
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        934             7,477             12,055            31,421
 ................................................................................................................
 Net gain (loss) on investments            949             7,498             10,905            31,479
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $1,066            $7,508            $22,100           $36,515
----------------------------------------------------------------------------------------------------------------


Statements of Operations (continued)
----------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account


----------------------------------------------------------------------------
Investment income:
 Dividends                              $   --            $    896
 ............................................................................
 Capital gains income                       --              21,866
 ............................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ............................................................................
 Net realized gain (loss)
  on security transactions                  11              (5,975)
 ............................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,020             350,909
 ............................................................................
 Net gain (loss) on investments          1,031             344,934
----------------------------------------------------------------------------
Net increase (decrease)
  in net assets resulting
  from operations                       $1,031            $367,696
----------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      Asia Pacific      Diversified       The George        Global Asset
December 31, 1998                       Growth            Income            Putnam Fund       Allocation
                                        Sub-Account*      Sub-Account       of Boston         Sub-Account
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $   --            $  3,629          $   778           $  2,857
 ................................................................................................................
 Capital gains income                       --               1,541               --             12,271
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                   1                  21                2                 16
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        331              (6,773)           2,018             15,297
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          332              (1,582)           2,798             30,441
 ................................................................................................................
Unit transactions:
 Purchases                               1,000              18,359            1,018             15,068
 ................................................................................................................
 Net transfers                           7,366             130,020           95,712            264,595
 ................................................................................................................
 Surrenders                               (106)             (3,807)              42            (10,473)
 ................................................................................................................
 Cost of insurance                         (23)             (3,546)            (373)            (6,166)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 8,237             141,026           96,399            263,024
 ................................................................................................................
 Total increase (decrease)
  in net assets                          8,569             139,444           99,197            293,465
 ................................................................................................................
Net assets:
 Beginning of period                        --              84,995               --             38,808
----------------------------------------------------------------------------------------------------------------
 End of period                          $8,569            $224,439          $99,197           $332,273
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Global            Growth            Health Sciences
December 31, 1998                       Growth            and Income        Sub-Account*
                                        Sub-Account       Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $   10,284        $    6,912        $    38
 ..............................................................................................
 Capital gains income                       51,418            45,119             --
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   2,284               (64)            (1)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        222,508           157,616          4,957
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          286,494           209,583          4,994
 ..............................................................................................
Unit transactions:
 Purchases                                 322,831           341,341          1,000
 ..............................................................................................
 Net transfers                           1,095,109         2,215,815         39,704
 ..............................................................................................
 Surrenders                                (47,555)          (85,000)          (308)
 ..............................................................................................
 Cost of insurance                         (30,391)          (35,272)          (514)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 1,339,994         2,436,884         39,882
 ..............................................................................................
 Total increase (decrease)
  in net assets                          1,626,488         2,646,467         44,876
 ..............................................................................................
Net assets:
 Beginning of period                       302,344           155,387             --
----------------------------------------------------------------------------------------------
 End of period                          $1,928,832        $2,801,854        $44,876
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      High Yield        International     International     International
December 31, 1998                       Sub-Account       Growth            Growth and        New Opportunities
                                                          Sub-Account*      Income            Sub-Account*
                                                                            Sub-Account*

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $ 10,447          $    66           $   206           $   --
 ................................................................................................................
 Capital gains income                      1,639               --               496               --
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                 5,348               11                 8                5
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      (52,560)           1,909               796              239
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        (35,126)           1,986             1,506              244
 ................................................................................................................
Unit Transactions:
 Purchases                               295,001            1,018             5,809            1,000
 ................................................................................................................
 Net transfers                           484,563           18,763            14,788            2,548
 ................................................................................................................
 Surrenders                              (33,428)            (618)             (143)            (104)
 ................................................................................................................
 Cost of insurance                        (6,247)            (511)             (101)             (26)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 739,889           18,652            20,353            3,418
 ................................................................................................................
 Total increase (decrease)
  in net assets                          704,763           20,638            21,859            3,662
 ................................................................................................................
Net assets:
 Beginning of period                      47,002               --                --               --
----------------------------------------------------------------------------------------------------------------
 End of period                          $751,765          $20,638           $21,859           $3,662
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Investors         Money Market      New
December 31, 1998                       Sub-Account*      Sub-Account       Opportunities
                                                                            Sub-Account


----------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $   112           $  1,123          $       --
 ..............................................................................................
 Capital gains income                        --                 --               4,296
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                   14                 --             (21,117)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                       9,241                 --             190,762
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                         9,367              1,123             173,941
 ..............................................................................................
Unit Transactions:
 Purchases                                7,115             49,306             258,118
 ..............................................................................................
 Net transfers                           79,363             88,070             690,830
 ..............................................................................................
 Surrenders                                (437)            (3,369)            (36,267)
 ..............................................................................................
 Cost of insurance                         (356)            (1,780)            (34,620)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 85,685            132,227             878,061
 ..............................................................................................
 Total increase (decrease)
  in net assets                          95,052            133,350           1,052,002
 ..............................................................................................
Net assets:
 Beginning of period                         --              8,330             172,269
----------------------------------------------------------------------------------------------
 End of period                          $95,052           $141,680          $1,224,271
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------
For the Year Ended                      New               OTC & Emerging    U.S.Government    Utilities Growth
December 31, 1998                       Value             Growth            & High Quality    and Income
                                        Sub-Account*      Sub-Account*      Bond              Sub-Account
                                                                            Sub-Account

----------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $   98            $    10           $ 10,911          $  1,849
 ................................................................................................................
 Capital gains income                       19                 --                284             3,187
 ................................................................................................................
 Net realized gain (loss)
  on security transactions                  15                 21             (1,150)               58
 ................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                        934              7,477             12,055            31,421
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        1,066              7,508             22,100            36,515
 ................................................................................................................
Unit Transactions:
 Purchases                               1,525              3,676             11,794            12,990
 ................................................................................................................
 Net transfers                           7,543             17,238            574,461           379,093
 ................................................................................................................
 Surrenders                               (191)              (314)           (10,223)           (5,423)
 ................................................................................................................
 Cost of insurance                        (401)              (655)            (8,204)           (6,554)
 ................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 8,476             19,945            567,828           380,106
 ................................................................................................................
 Total increase (decrease)
  in net assets                          9,542             27,453            589,928           416,621
 ................................................................................................................
Net assets:
 Beginning of period                        --                 --            223,091            25,831
----------------------------------------------------------------------------------------------------------------
 End of period                          $9,542            $27,453           $813,019          $442,452
----------------------------------------------------------------------------------------------------------------


Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------
For the Year Ended                      Vista             Voyager
December 31, 1998                       Sub-Account*      Sub-Account



----------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $   --            $      896
 ..............................................................................................
 Capital gains income                       --                21,866
 ..............................................................................................
 Net realized gain (loss)
  on security transactions                  11                (5,975)
 ..............................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                      1,020               350,909
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                        1,031               367,696
 ..............................................................................................
Unit Transactions:
 Purchases                               1,000               364,335
 ..............................................................................................
 Net transfers                           5,651             1,952,698
 ..............................................................................................
 Surrenders                               (223)              (51,533)
 ..............................................................................................
 Cost of insurance                          (8)              (28,004)
 ..............................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 6,420             2,237,496
 ..............................................................................................
 Total increase (decrease)
  in net assets                          7,451             2,605,192
 ..............................................................................................
Net assets:
 Beginning of period                        --               108,874
----------------------------------------------------------------------------------------------
 End of period                          $7,451            $2,714,066
----------------------------------------------------------------------------------------------
*From inception, August 3, 1998, to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Diversified       Global Asset     Global            Growth             High Yield
December 31, 1997                       Income            Allocation       Growth            and Income         Sub-Account
                                        Sub-Account       Sub-Account      Sub-Account       Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $    57           $    88          $    420          $    622           $   154
 ..................................................................................................................................
 Capital gains income                         9               150               452             1,514                18
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                    3               109             1,118               314                 5
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         207             1,348            (1,615)            7,951               757
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                           276             1,695               375            10,401               934
 ..................................................................................................................................
Unit Transactions:
 Purchases                                4,114             3,230            13,967             7,475             1,594
 ..................................................................................................................................
 Net transfers                           80,535            35,538           302,978           119,617            44,780
 ..................................................................................................................................
 Surrenders                                (505)           (1,812)          (10,646)           (6,077)           (1,070)
 ..................................................................................................................................
 Cost of insurance                         (455)             (890)           (5,376)           (2,516)             (261)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 83,689            36,066           300,923           118,499            45,043
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          83,965            37,761           301.298           128,900            45,977
 ..................................................................................................................................
Net Assets
 Beginning of period                      1,030             1,047             1,046            26,487             1,025
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $84,995           $38,808          $302,344          $155,387           $47,002
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE & ANNUITY INSURANCE COMPANY
Statements of Changes in Net Assets (continued)
----------------------------------------------------------------------------------------------------------------------------------
For the Year Ended                      Money             New               U.S.Government     Utilities        Voyager
December 31, 1997                       Market            Opportunities     and High           Growth           Sub-Account
                                        Sub-Account       Sub-Account       Quality Bond       and Income
                                                                            Sub-Account        Sub-Account
----------------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment income                  $  424            $     --          $    756           $    40          $     16
 ..................................................................................................................................
 Capital gains income                       --                  --                --                54               355
 ..................................................................................................................................
 Net realized gain (loss)
  on security transactions                  --              (1,905)              387                25             3,074
 ..................................................................................................................................
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         --               4,088             3,578             3,805             8,319
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from operations                          424               2,183             4,721             3,924            11,764
 ..................................................................................................................................
Unit Transactions:
 Purchases                                  --              13,204            10,535             1,604            10,861
 ..................................................................................................................................
 Net transfers                          10,765             164,787           214,693            20,012            92,223
 ..................................................................................................................................
 Surrenders                             (2,441)             (4,674)           (4,108)             (711)           (4,146)
 ..................................................................................................................................
 Cost of insurance                      (1,430)             (4,168)           (3,779)              (71)           (2,805)
 ..................................................................................................................................
 Net increase (decrease)
  in net assets resulting
  from unit transactions                 6,894             169,149           217,341            20,834            96,133
 ..................................................................................................................................
 Total increase (decrease)
  in net assets                          7,318             171,332           222,062            24,758           107,897
 ..................................................................................................................................
Net Assets
 Beginning of period                     1,012                 937             1,029             1,073               977
----------------------------------------------------------------------------------------------------------------------------------
 End of period                          $8,330            $172,269          $223,091           $25,831          $108,874
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE TWO -- HARTFORD LIFE AND ANNUITY INSURANCE

Notes to Financial Statements
December 31, 1998

1. ORGANIZATION:

Separate Account Variable Life Two (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds (the Funds) as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

A) Cost of Insurance -- In accordance with terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary.

B) Mortality and Expense Risk Charge -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

C) Administrative and Issue Charges -- The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these expenses at a maximum of $12 per month. Additionally, the Company assesses a monthly charge in the first policy year for up-front costs of underwriting and issuing a policy at a monthly maximum amount of $62.50. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.

D) Deduction of Annual Maintenance Fee -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These expenses are reflected in surrenders on the accompanying statements of changes in net assets.




Report of independent accountants
For the fiscal year ended December 31, 1998

To the Trustees and Shareholders of
Putnam Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-one funds constituting the Putnam Variable Trust (the "Trust"), at December 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 1999



Putnam VT Asia Pacific Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (95.5%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                               Value
 ....................................................................................................
Australia (17.1%)
 ....................................................................................................
                  95,700   Amcor Ltd.                                                     $408,064
 ....................................................................................................
                  92,365   AMP Ltd. (NON)                                                1,167,749
 ....................................................................................................
                  78,900   AMP Ltd.144A (NON)                                              997,514
 ....................................................................................................
                  63,600   Australia & New Zealand Banking
                           Group Ltd.                                                      415,360
 ....................................................................................................
                  46,100   Brambles Industries Ltd.                                      1,120,558
 ....................................................................................................
                 534,900   Cable & Wireless Optus Ltd. 144A (NON)                        1,121,923
 ....................................................................................................
                 155,200   Coles Myer Ltd.                                                 811,436
 ....................................................................................................
                 156,522   Commonwealth Bank of Australia                                2,217,005
 ....................................................................................................
                 190,019   CSL Ltd.                                                      1,625,939
 ....................................................................................................
                 109,200   Lend Lease Corp. Ltd.                                         1,469,068
 ....................................................................................................
                  45,450   News Corp. Ltd. ADR (NON)                                     1,201,584
 ....................................................................................................
                  85,900   News Corporation Ltd. (The) (NON)                               566,250
 ....................................................................................................
                 118,700   Pioneer International Ltd.                                      250,418
 ....................................................................................................
                 324,700   Westpac Banking Corp.                                         2,168,210
----------------------------------------------------------------------------------------------------
                                                                                        15,541,078
----------------------------------------------------------------------------------------------------
Hong Kong (11.9%)
 ....................................................................................................
                 214,000   Asia Satellite Telecommunications
                           Holdings Ltd.                                                   381,225
 ....................................................................................................
                 246,000   Cheung Kong Holdings Ltd. (R)                                 1,770,390
 ....................................................................................................
                 951,000   Dairy Farm International Holdings Ltd.                        1,093,650
 ....................................................................................................
                 264,000   Henderson Land Development
                           Co. Ltd. (R)                                                  1,366,587
 ....................................................................................................
                 278,000   Hong Kong and China Gas Co., Ltd.                               353,484
 ....................................................................................................
                 376,000   Hong Kong Electric Holdings Ltd.                              1,140,629
 ....................................................................................................
                 666,000   Johnson Electric Holdings Ltd.                                1,710,867
 ....................................................................................................
                 328,000   Li & Fung Ltd.                                                  679,576
 ....................................................................................................
                 401,000   South China Morning Post Ltd.                                   205,764
 ....................................................................................................
                 159,000   Sun Hung Kai Properties Ltd.                                  1,159,670
 ....................................................................................................
                 511,000   Varitronix International Ltd.                                   956,484
----------------------------------------------------------------------------------------------------
                                                                                        10,818,326
----------------------------------------------------------------------------------------------------
Japan (44.4%)
 ....................................................................................................
                     500   Asahi Bank Ltd.                                                   1,829
 ....................................................................................................
                 122,000   Canon, Inc.                                                   2,603,197
 ....................................................................................................
                 102,000   Chubu Electric Power, Inc.                                    2,054,779
 ....................................................................................................
                  81,000   Dai Nippon Printing Co., Ltd.                                 1,289,644
 ....................................................................................................
                  18,000   Eisai Co. Ltd.                                                  349,885
 ....................................................................................................
                   4,000   Fancl Corp.                                                     342,463
 ....................................................................................................
                 170,000   Fujitsu Ltd.                                                  2,260,558
 ....................................................................................................
                  69,000   Honda Motor Co., Ltd.                                         2,261,795
 ....................................................................................................
                  30,000   Hoshiden Corp.                                                  522,707
 ....................................................................................................
                   7,000   Ito-Yokado Co., Ltd.                                            488,602
 ....................................................................................................
                 101,000   KAO Corp.                                                     2,275,578
 ....................................................................................................
                  24,400   Kita Kyushu Coca-Cola Bottling                                  763,173
 ....................................................................................................
                  88,400   Kyushu Electric Power Inc.                                    1,679,271
 ....................................................................................................
                  14,400   Mabuchi Motor                                                 1,100,547
 ....................................................................................................
                  50,000   Matsushita-Kotobuki Electronics
                           Industries, Ltd.                                              1,077,929
 ....................................................................................................
                  71,500   Mitsumi Electric Company, Ltd.                                1,509,851
 ....................................................................................................
                  50,000   Murata Manufacturing Co. Ltd.                                 2,071,920
 ....................................................................................................
                 496,000   Nikko Securities Co. Ltd.                                     1,380,455
 ....................................................................................................
                   6,400   Nippon Systemware Co., Ltd.                                     197,915
 ....................................................................................................
                     235   Nippon Telegraph and Telephone Corp.                          1,810,567
 ....................................................................................................
                   2,390   Nippon Television Network Corp.                                 703,189
 ....................................................................................................
                     600   Onward Kashiyama Co. Ltd.                                         8,047
 ....................................................................................................
                  70,000   Ricoh Co., Ltd.                                                 644,460
 ....................................................................................................
                   9,200   Rohm Co. Ltd.                                                   836,437
 ....................................................................................................
                  20,000   Sankyo Co., Ltd.                                                436,473
 ....................................................................................................
                  28,000   Secom Co.                                                     2,315,603
 ....................................................................................................
                  55,000   Shin-Etsu Chemical Co.                                        1,321,788
 ....................................................................................................
                  33,000   Shiseido Co., Ltd.                                              423,361
 ....................................................................................................
                  11,300   Sony Corp.                                                      821,691
 ....................................................................................................
                  19,000   Takeda Chemical Industries                                      730,252
 ....................................................................................................
                  17,000   TDK Corp.                                                     1,551,599
 ....................................................................................................
                  67,700   Tokyo Electric Power Co.                                      1,668,872
 ....................................................................................................
                  88,000   Yamanouchi Pharmaceutical Co., Ltd.                           2,830,220
----------------------------------------------------------------------------------------------------
                                                                                        40,334,657
----------------------------------------------------------------------------------------------------
New Zealand (0.7%)
 ....................................................................................................
                 141,800   Telecom Corp. of New Zealand Ltd.                               614,990
----------------------------------------------------------------------------------------------------
Philippines (0.1%)
 ....................................................................................................
                  53,000   Bank of the Philippine Islands (NON)                            112,839
----------------------------------------------------------------------------------------------------
Singapore (7.5%)
 ....................................................................................................
                 550,000   Courts Ltd.                                                     206,729
 ....................................................................................................
                 221,000   Development Bank of Singapore Ltd.                            1,996,302
 ....................................................................................................
                 265,000   GP Batteries International Ltd.                                 565,505
 ....................................................................................................
                 275,000   Keppel Bank                                                     480,146
 ....................................................................................................
                 122,000   Oversea Chinese Banking Corp.(NON)                              828,372
 ....................................................................................................
                 166,000   Singapore Tech Engineering                                      154,980
 ....................................................................................................
                 360,000   Singapore Telecommunications, Ltd.                              549,985
 ....................................................................................................
                 521,500   Venture Manufacturing Ltd.                                    1,991,785
----------------------------------------------------------------------------------------------------
                                                                                         6,773,804
----------------------------------------------------------------------------------------------------
South Korea (6.9%)
 ....................................................................................................
                  73,500   Korea Electric Power Corp.                                    1,825,243
 ....................................................................................................
                     100   Korea Telecom Corp. (NON)                                         3,167
 ....................................................................................................
                  26,014   Pohang Iron & Steel Company, Ltd. ADR (NON)                     438,986
 ....................................................................................................
                  59,400   Samsung Electronics Co.                                       3,994,634
----------------------------------------------------------------------------------------------------
                                                                                         6,262,030
----------------------------------------------------------------------------------------------------
Taiwan (3.0%)
 ....................................................................................................
                  18,200   Ase Test Limited (NON)                                          589,225
 ....................................................................................................
                 115,003   Asustek Computer, Inc. GDR (NON)                              1,078,153
 ....................................................................................................
                  16,300   Siliconware Precision Industries Co.
                           GDR (NON)                                                       176,448
 ....................................................................................................
                 408,000   Taiwan Semiconductor Manufacturing Co.                          900,466
----------------------------------------------------------------------------------------------------
                                                                                         2,744,292
----------------------------------------------------------------------------------------------------
Thailand (1.4%)
 ....................................................................................................
                  51,900   Advanced Info Service Public Co., Ltd.                         $309,680
 ....................................................................................................
                 381,000   Bangkok Bank Public Co., Ltd.                                   789,365
 ....................................................................................................
                  22,100   PTT Exploration & Production PLC                                156,287
----------------------------------------------------------------------------------------------------
                                                                                         1,255,332
----------------------------------------------------------------------------------------------------
United Kingdom (0.7%)
 ....................................................................................................
                  25,747   HSBC Holdings PLC                                               641,465
----------------------------------------------------------------------------------------------------
United States (1.8%)
 ....................................................................................................
                  36,263   AFLAC Inc. (NON)                                              1,595,572
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $74,796,404)                                          $86,694,385
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.2%) (a) (cost $5,662,755)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $5,662,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998
                           with Merrill Lynch, Pierce, Fenner, &
                           Smith, Inc. due January 4, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $5,665,020 for an effective yield
                           of 4.80%                                                     $5,662,755
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $80,459,159) (b)                                      $92,357,140
----------------------------------------------------------------------------------------------------
The fund had the following industry group greater than 10% at December 31, 1998 (as a percentage of market value):

Electronics and Electrical Equipment                25.3%
Insurance and Finance                               18.8
Utilities                                           11.7

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Diversified Income Fund

Portfolio of investments owned
December 31, 1998
CORPORATE BONDS AND NOTES (41.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
Advertising (0.8%)
 ....................................................................................................
                $500,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $537,500
 ....................................................................................................
                 350,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    378,000
 ....................................................................................................
               2,760,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                         2,925,600
 ....................................................................................................
               1,200,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,272,000
----------------------------------------------------------------------------------------------------
                                                                                         5,113,100
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.7%)
 ....................................................................................................
                 380,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                    359,100
 ....................................................................................................
                 220,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    207,900
 ....................................................................................................
                 680,000   Aviation Sales Co. 144A company
                           guaranty 8 1/8s, 2008                                           673,200
 ....................................................................................................
                 230,000   BE Aerospace, Inc. 144A sr. sub.
                           notes 9 1/2s, 2008                                              242,650
 ....................................................................................................
               1,250,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                              1,225,000
 ....................................................................................................
               3,500,000   Boeing Co. deb. 6 5/8s, 2038                                  3,515,785
 ....................................................................................................
                 255,000   K&F Industries, Inc. sr. sub. notes
                           Ser. B, 9 1/4s, 2007                                            257,550
 ....................................................................................................
                 250,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                     274,375
 ....................................................................................................
                 320,000   L-3 Communications Corp. sr. sub.
                           notes 8 1/2s, 2008                                              329,600
 ....................................................................................................
                 400,000   L-3 Communications Corp. 144A sr.
                           sub. notes 8s, 2008                                             403,000
 ....................................................................................................
               3,600,000   Raytheon Co. 144A bonds 6.4s, 2018                            3,573,000
 ....................................................................................................
                 400,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                         407,000
----------------------------------------------------------------------------------------------------
                                                                                        11,468,160
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 336,789   Premium Standard Farms, Inc. sr. sec. notes
                           11s, 2003 (acquired on various dates from
                           9/27/96 to 4/7/97 cost $342,509) (RES) (PIK)                    336,789
 ....................................................................................................
                 560,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                        557,200
----------------------------------------------------------------------------------------------------
                                                                                           893,989
----------------------------------------------------------------------------------------------------
Airlines (0.4%)
 ....................................................................................................
                 390,000   Calair LLC 144A company guaranty
                           8 1/8s, 2008                                                    361,725
 ....................................................................................................
                 470,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                          329,000
 ....................................................................................................
                 680,000   Canadian Airlines Corp. sr. sec.
                           notes 10s, 2005 (Canada)                                        591,600
 ....................................................................................................
                 860,000   Cathay International Ltd. 144A sr.
                           notes 13s, 2008 (China)                                         318,200
 ....................................................................................................
                 315,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   266,175
 ....................................................................................................
               1,010,000   Trans World Airlines, Inc. 144A Inc. sr.
                           notes 11 3/8s, 2006                                             676,700
----------------------------------------------------------------------------------------------------
                                                                                         2,543,400
----------------------------------------------------------------------------------------------------
Apparel (0.3%)
 ....................................................................................................
                $830,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                   813,400
 ....................................................................................................
                 580,000   Sassco Fashions Ltd. sr. notes
                           12 3/4s, 2004                                                   574,200
 ....................................................................................................
                 265,000   William Carter Holdings Co. 144A
                           sr. sub. notes Ser. A, 12s, 2008                                284,875
----------------------------------------------------------------------------------------------------
                                                                                         1,672,475
----------------------------------------------------------------------------------------------------
Automotive Parts (0.9%)
 ....................................................................................................
                 110,000   Accuride Corp. 144A sr. sub. notes
                           Ser. B, 9 1/4s, 2008                                            110,000
 ....................................................................................................
                 240,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 252,000
 ....................................................................................................
                 740,000   Cambridge Industries, Inc. company
                           guaranty Ser. B, 10 1/4s, 2007                                  592,000
 ....................................................................................................
               2,000,000   Exide Corp. Bank Term Loans B
                           7 3/4s, 2005                                                  1,955,000
 ....................................................................................................
               1,150,000   Hayes Lemmerz International, Inc.
                           144A company guaranty 8 1/4s, 2008                            1,144,250
 ....................................................................................................
                 590,000   Lear Corp. sub. notes 9 1/2s, 2006                              650,475
 ....................................................................................................
               1,200,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              1,221,000
----------------------------------------------------------------------------------------------------
                                                                                         5,924,725
----------------------------------------------------------------------------------------------------
Banks (0.8%)
 ....................................................................................................
                 695,000   Chevy Chase Savings Bank Inc.
                           sub. deb. 9 1/4s, 2005                                          695,000
 ....................................................................................................
                 290,000   Delta Financial Corp. sr. notes 9 1/2s, 2004                    243,600
 ....................................................................................................
                 460,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                             496,837
 ....................................................................................................
               1,740,000   Fuji JGB Inv. LLC 144A FLIRB 9.87s,
                           2049 (Japan)                                                  1,244,570
 ....................................................................................................
                 460,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                             485,732
 ....................................................................................................
                 250,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             278,203
 ....................................................................................................
                 160,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                          128,000
 ....................................................................................................
                 260,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                       195,000
 ....................................................................................................
                 155,000   Ocwen Financial Corp. notes 11 7/8s,
                           2003                                                            116,250
 ....................................................................................................
                 300,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                            311,499
 ....................................................................................................
                 270,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                             306,509
 ....................................................................................................
                 160,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    162,627
 ....................................................................................................
                 245,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                               233,414
 ....................................................................................................
                 220,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     229,420
----------------------------------------------------------------------------------------------------
                                                                                         5,126,661
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.1%)
 ....................................................................................................
                 240,000   Koppers Industries, Inc. 144A company
                           guaranty 9 7/8s, 2007                                           235,200
 ....................................................................................................
                 350,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                       370,612
 ....................................................................................................
                 115,000   Roller Bearing Co. company guaranty
                           Ser. B, 9 5/8s, 2007                                            110,400
----------------------------------------------------------------------------------------------------
                                                                                           716,212
----------------------------------------------------------------------------------------------------
Broadcasting (3.8%)
 ....................................................................................................
               1,440,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                     1,468,800
 ....................................................................................................
                  10,795   Australis Media, Ltd. sr. disc. notes
                           stepped-coupon 1 3/4s, (15 3/4s 5/15/00),
                           2003 (In default) (Australia) (STP) (PIK) (NON)                      54
 ....................................................................................................
               1,870,000   Benedek Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                1,334,713
 ....................................................................................................
                 820,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           2/1/02), 2009 (STP)                                             672,400
 ....................................................................................................
                 980,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,019,200
 ....................................................................................................
                 430,000   CBS Corp. notes 6 7/8s, 2003                                    444,452
 ....................................................................................................
                 190,000   Central European Media Enterprises Ltd.
                           sr. notes 9 3/8s, 2004 (Bermuda)                                158,650
 ....................................................................................................
                 310,000   Chancellor Media Corp. sr. sub notes
                           Ser. B, 8 1/8s, 2007                                            310,000
 ....................................................................................................
               2,950,000   Chancellor Media Corp. 144A sr. notes
                           8s, 2008                                                      3,016,375
 ....................................................................................................
                 348,290   Citadel Broadcasting Co. sr. sub. notes
                           10 1/4s, 2007                                                   379,636
 ....................................................................................................
                 440,000   Citadel Broadcasting, Inc. 144A
                           sr. sub. notes 9 1/4s, 2008                                     459,800
 ....................................................................................................
               1,575,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero % (11.2s,
                           11/15/00), 2007 (Bermuda) (STP)                               1,323,000
 ....................................................................................................
               1,360,000   Echostar Satellite Broadcast Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                1,356,600
 ....................................................................................................
                 320,000   Fox Family Worldwide, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10 1/4s, 11/1/02), 2007 (STP)                                  201,600
 ....................................................................................................
               1,030,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                  1,019,700
 ....................................................................................................
                 840,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                    856,800
 ....................................................................................................
                 500,000   Granite Broadcasting Corp. sr. sub. notes
                           9 3/8s, 2005                                                    492,500
 ....................................................................................................
               1,140,000   Granite Broadcasting Corp. sr. sub. notes
                           8 7/8s, 2008                                                  1,083,000
 ....................................................................................................
               1,250,000   Heritage Media Services Corp.
                           sr. sub. notes 8 3/4s, 2006                                   1,312,500
 ....................................................................................................
               2,000,000   Paramount Communications, Inc. deb.
                           7 1/2s, 2023                                                  2,024,220
 ....................................................................................................
                 180,000   Pegasus Communications Corp. 144A
                           sr. notes 9 3/4s, 2006                                          180,450
 ....................................................................................................
               1,000,000   Pegasus Media & Communications
                           notes Ser. B, 12 1/2s, 2005                                   1,090,000
 ....................................................................................................
               1,318,000   PHI Holdings, Inc. sr. sub. notes 16s, 2001                   1,035,025
 ....................................................................................................
                 445,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s,
                           (12s, 5/15/00), 2004 (STP)                                      445,000
 ....................................................................................................
               1,200,000   Sinclair Broadcast Group, Inc.
                           company guaranty 9s, 2007                                     1,224,000
 ....................................................................................................
                 530,000   Sinclair Broadcast Group, Inc.
                           sr. sub. notes 8 3/4s, 2007                                     535,300
 ....................................................................................................
               1,210,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  1,264,450
 ....................................................................................................
                 200,000   TV Azteca Holdings S.A. de C.V.
                           sr. notes 11s, 2002 (Mexico)                                    169,000
 ....................................................................................................
                 145,000   TV Azteca Holdings S.A. de C.V. sr. notes
                           10 1/2s, 2007 (Mexico)                                          118,175
----------------------------------------------------------------------------------------------------
                                                                                        24,995,400
----------------------------------------------------------------------------------------------------
Building and Construction (0.9%)
 ....................................................................................................
                 550,000   Albecca Inc. 144A sr. sub. notes
                           10 3/4s, 2008                                                   541,750
 ....................................................................................................
                 240,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                  204,000
 ....................................................................................................
                 330,000   Building Materials Corp. 144A sr. notes
                           8s, 2008                                                        331,238
 ....................................................................................................
               1,500,000   Cemex S.A. 144A bonds 12 3/4s, 2006
                           (Mexico)                                                      1,653,750
 ....................................................................................................
                 135,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                               87,750
 ....................................................................................................
                 910,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004                                                    491,400
 ....................................................................................................
                 240,000   Jackson Products, Inc. company guaranty
                           Ser. B, 9 1/2s, 2005                                            240,000
 ....................................................................................................
                 470,000   Morris Material Handling, Inc.
                           company guaranty 9 1/2s, 2008                                   347,800
 ....................................................................................................
                 450,000   Neenah Foundry Co. 144A sr. sub. notes
                           11 1/8s, 2007                                                   462,375
 ....................................................................................................
                 310,000   Presley Cos. sr. notes 12 1/2s, 2001                            261,950
 ....................................................................................................
                 995,000   Terex Corp. Bank Term Loans B
                           8.18s, 2005                                                     985,050
 ....................................................................................................
                 400,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                   200,000
----------------------------------------------------------------------------------------------------
                                                                                         5,807,063
----------------------------------------------------------------------------------------------------
Buses (0.2%)
 ....................................................................................................
               1,500,000   MCII Holdings sec. notes 12s, 2002                            1,275,000
----------------------------------------------------------------------------------------------------
Business Services (0.7%)
 ....................................................................................................
                 480,000   Cendant Corp. notes 7 1/2s, 2000                                482,976
 ....................................................................................................
               1,310,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                          1,179,000
 ....................................................................................................
                 150,000   Iron Mountain, Inc. med. term notes
                           company guaranty 10 1/8s, 2006                                  162,750
 ....................................................................................................
                 700,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                    721,000
 ....................................................................................................
                 175,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                               168,875
 ....................................................................................................
               1,000,000   Outsourcing Solutions Inc., bank term
                           loans 8 5/8s, 2003                                              985,000
 ....................................................................................................
               1,580,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                           995,400
----------------------------------------------------------------------------------------------------
                                                                                         4,695,001
----------------------------------------------------------------------------------------------------
Cable Television (1.7%)
 ....................................................................................................
                 600,000   Acme Television sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           9/30/00), 2004 (STP)                                            478,500
 ....................................................................................................
               1,110,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                1,227,938
 ....................................................................................................
                 990,000   Adelphia Communications Corp. 144A
                           sr. notes 8 3/8s, 2008                                        1,024,650
 ....................................................................................................
                 300,000   Comcast Corp. sr. sub. notes 9 1/8s, 2006                       321,000
 ....................................................................................................
                 490,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                       512,628
 ....................................................................................................
                 170,000   CSC Holdings, Inc. deb. Ser. B, 8 1/8s, 2009                    182,164
 ....................................................................................................
                 210,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                            213,786
 ....................................................................................................
                 510,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                       516,987
 ....................................................................................................
                 850,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005
                           (United Kingdom) (STP)                                          699,125
 ....................................................................................................
               2,450,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                        1,739,500
 ....................................................................................................
                 190,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                          119,938
 ....................................................................................................
                 375,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                                 243,750
 ....................................................................................................
                 670,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   730,300
 ....................................................................................................
                 140,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                   150,850
 ....................................................................................................
                 500,000   Lenfest Communications, Inc. 144A
                           sr. sub. notes 8 1/4s, 2008                                     515,000
 ....................................................................................................
                 500,000   Marcus Cable Co. (L.P.) sr. disc.
                           notes stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                  477,500
 ....................................................................................................
                 760,000   Marcus Cable Co. (L.P.) sr. sub.
                           disc. notes stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                   761,900
 ....................................................................................................
                 880,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero % (11 1/8s, 10/15/02), 2007 (STP)                          510,400
 ....................................................................................................
                 170,000   Rogers Cablesystems Ltd. sr. notes
                           Ser. B, 10s, 2005                                               190,400
 ....................................................................................................
                 480,000   Supercanal Holdings S.A. 144A sr. notes
                           11 1/2s, 2005 (Argentina)                                       264,000
 ....................................................................................................
                 190,000   TeleWest Communications PLC 144A
                           sr. notes 11 1/4s, 2008 (United Kingdom)                        213,750
 ....................................................................................................
                 690,000   United International Holdings sr. disc.
                           notes Ser. B, stepped-coupon zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                  365,700
----------------------------------------------------------------------------------------------------
                                                                                        11,459,766
----------------------------------------------------------------------------------------------------
Cellular Communications (1.1%)
 ....................................................................................................
               1,680,000   Allegiance Telecom, Inc. sr. disc. notes
                           Ser. B, stepped-coupon zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                  789,600
 ....................................................................................................
               2,205,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                      485,100
 ....................................................................................................
               1,030,000   Cencall Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                1,009,400
 ....................................................................................................
                 450,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000                                                       180,000
 ....................................................................................................
               1,600,000   McCaw International Ltd sr. disc. notes
                           stepped coupon zero %
                           (13s, 4/15/02), 2007 (STP)                                      872,000
 ....................................................................................................
               2,600,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                    1,820,000
 ....................................................................................................
                 400,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (12 1/8s,
                           4/15/03), 2008 (STP)                                            192,000
 ....................................................................................................
               1,130,000   NEXTEL Communications, Inc. 144A
                           sr. notes 12s, 2008                                           1,254,300
 ....................................................................................................
                 695,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (10.65s,
                           9/15/02), 2007 (STP)                                            446,538
 ....................................................................................................
                 370,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (9.95s,
                           2/15/03), 2008 (STP)                                            222,000
 ....................................................................................................
                  90,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                      90,450
----------------------------------------------------------------------------------------------------
                                                                                         7,361,388
----------------------------------------------------------------------------------------------------
Chemicals (0.6%)
 ....................................................................................................
               1,080,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      1,069,200
 ....................................................................................................
                 410,000   Geo Specialty Chemicals, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                    397,700
 ....................................................................................................
                 430,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                    427,850
 ....................................................................................................
                 550,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.188s, 2007                                                519,750
 ....................................................................................................
               1,000,000   Lyondell Petrochem bank term loans D
                           7 1/4s, 2000                                                    975,000
 ....................................................................................................
                 400,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          312,000
 ....................................................................................................
                 524,577   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                104,915
 ....................................................................................................
                 235,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero % (13 1/2s,
                           8/15/01), 2008 (STP)                                             94,000
 ....................................................................................................
                 565,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                        254,250
----------------------------------------------------------------------------------------------------
                                                                                         4,154,665
----------------------------------------------------------------------------------------------------
Computer Services (0.5%)
 ....................................................................................................
                 160,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   163,200
 ....................................................................................................
                 650,000   Interact Systems, Inc. 144A
                           stepped-coupon zero % (14s, 8/1/99),
                           2003 (STP)                                                       26,000
 ....................................................................................................
               1,090,000   IPC Information Systems sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           11/1/01), 2008 (STP)                                            686,700
 ....................................................................................................
                 710,000   PSINet, Inc. 144A sr. notes 11 1/2s, 2008                       741,950
 ....................................................................................................
                 360,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                        352,800
 ....................................................................................................
                 660,000   Unisys Corp. sr. notes 11 3/4s, 2004                            765,600
 ....................................................................................................
                 370,000   Unisys Corp. sr. notes 7 7/8s, 2008                             392,200
 ....................................................................................................
                 350,000   Verio Inc. 144A sr. notes 11 1/4s, 2008                         353,500
----------------------------------------------------------------------------------------------------
                                                                                         3,481,950
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                 880,000   Axia, Inc. company guaranty 10 3/4s, 2008                       891,000
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (--%)
 ....................................................................................................
                  80,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                        36,000
 ....................................................................................................
                 220,000   Sealy Mattress Co. 144A sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                            209,000
----------------------------------------------------------------------------------------------------
                                                                                           245,000
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.2%)
 ....................................................................................................
                 125,000   Amscan Holdings, Inc. sr. sub. notes
                           9 7/8s, 2007                                                    115,000
 ....................................................................................................
                 155,000   Doane Products Co. 144A sr. sub. notes
                           9 3/4s, 2007                                                    158,488
 ....................................................................................................
               1,250,000   Samsonite Corp. sr. sub. notes
                           10 3/4s, 2008                                                 1,075,000
----------------------------------------------------------------------------------------------------
                                                                                         1,348,488
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
                 895,000   Coinmach Corp. sr. notes 11 3/4s, 2005                          980,025
 ....................................................................................................
                 270,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon zero % (13 5/8s,
                           6/30/00), 2005 (STP)                                            306,450
----------------------------------------------------------------------------------------------------
                                                                                         1,286,475
----------------------------------------------------------------------------------------------------
Cosmetics (0.4%)
 ....................................................................................................
                 290,000   Chattem, Inc. company guaranty
                           Ser. B, 8 7/8s, 2008                                            298,700
 ....................................................................................................
                 150,000   French Fragrances, Inc. sr. notes
                           Ser. B, 10 3/8s, 2007                                           148,125
 ....................................................................................................
                 190,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                  187,150
 ....................................................................................................
               1,500,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                  1,365,000
 ....................................................................................................
                 360,000   Revlon, Inc. 144A sr. notes 9s, 2006                            356,400
----------------------------------------------------------------------------------------------------
                                                                                         2,355,375
----------------------------------------------------------------------------------------------------
Electric Utilities (0.9%)
 ....................................................................................................
                 920,000   Cleveland Electric Illuminating Co.
                           144A bonds 6.86s, 2008                                          929,200
 ....................................................................................................
                 500,000   Midland Funding Corp. deb. Ser. B,
                           13 1/4s, 2006                                                   640,515
 ....................................................................................................
               2,115,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 2,453,189
 ....................................................................................................
                 924,336   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                     987,126
 ....................................................................................................
                 106,667   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     111,240
 ....................................................................................................
                 610,000   York Power Funding 144A company
                           guaranty 12s, 2007 (Cayman Islands)                             622,200
----------------------------------------------------------------------------------------------------
                                                                                         5,743,470
----------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
 ....................................................................................................
               1,200,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 1,194,000
 ....................................................................................................
                 130,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                           123,500
----------------------------------------------------------------------------------------------------
                                                                                         1,317,500
----------------------------------------------------------------------------------------------------
Electronic Components (0.7%)
 ....................................................................................................
                 280,000   Details, Inc. sr. sub. notes Ser. B, 10s, 2005                  266,000
 ....................................................................................................
                 320,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                    313,600
 ....................................................................................................
                 970,000   Flextronics International Ltd. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                            996,675
 ....................................................................................................
                 195,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   187,200
 ....................................................................................................
               1,260,000   Metromedia Fiber Network, Inc. 144A
                           sr. notes 10s, 2008                                           1,291,500
 ....................................................................................................
                 630,000   Motors and Gears, Inc. sr. notes Ser. D,
                           10 3/4s, 2006                                                   642,600
 ....................................................................................................
                 800,000   Viasystems, Inc. 144A sr. notes 9 3/4s, 2007                    744,000
 ....................................................................................................
                 105,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                      104,475
----------------------------------------------------------------------------------------------------
                                                                                         4,546,050
----------------------------------------------------------------------------------------------------
Electronics (0.2%)
 ....................................................................................................
                 125,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                           136,250
 ....................................................................................................
                 201,138   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    198,121
 ....................................................................................................
                 213,416   Cirent Semiconductor 144A sr. sub. notes
                           10.14s, 2004                                                    209,414
 ....................................................................................................
                 500,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     512,500
 ....................................................................................................
                 115,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                   109,250
----------------------------------------------------------------------------------------------------
                                                                                         1,165,535
----------------------------------------------------------------------------------------------------
Energy-Related (0.5%)
 ....................................................................................................
                 500,000   CalEnergy, Inc. sr. notes 9 1/2s, 2006                          556,320
 ....................................................................................................
                 850,000   Calpine Corp. sr. notes 10 1/2s, 2006                           911,625
 ....................................................................................................
                 500,000   Calpine Corp. sr. notes 9 1/4s, 2004                            507,500
 ....................................................................................................
                 660,000   Calpine Corp. sr. notes 7 7/8s, 2008                            643,500
 ....................................................................................................
                 410,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                  315,700
 ....................................................................................................
               1,075,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004 (China)                                  451,500
 ....................................................................................................
                 320,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                         211,200
----------------------------------------------------------------------------------------------------
                                                                                         3,597,345
----------------------------------------------------------------------------------------------------
Entertainment (1.0%)
 ....................................................................................................
                 540,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                    550,800
 ....................................................................................................
                 490,000   SFX Entertainment Inc. 144A
                           sr. sub. notes 9 1/8s, 2008                                     490,000
 ....................................................................................................
                 650,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                   653,250
 ....................................................................................................
                 950,000   Six Flags Corp. sr. notes 8 7/8s, 2006                          984,438
 ....................................................................................................
                 510,000   Silver Cinemas Inc. sr. sub. notes
                           10 1/2s, 2005                                                   346,800
 ....................................................................................................
               3,515,000   Time Warner, Inc. company guaranty
                           6 5/8s, 2029                                                  3,576,372
----------------------------------------------------------------------------------------------------
                                                                                         6,601,660
----------------------------------------------------------------------------------------------------
Environmental Control (0.3%)
 ....................................................................................................
               1,640,000   Allied Waste Industries, Inc. 144A
                           sr. notes 7 7/8s, 2009                                        1,660,500
 ....................................................................................................
                 215,000   ATC Group Services, Inc. company
                           guaranty 12s, 2008                                               21,500
----------------------------------------------------------------------------------------------------
                                                                                         1,682,000
----------------------------------------------------------------------------------------------------
Financial Services (2.9%)
 ....................................................................................................
                 985,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                    591,000
 ....................................................................................................
               6,355,000   Citicorp sub. notes 6 3/8s, 2008                              6,577,616
 ....................................................................................................
               1,000,000   Colombia Holdings sr. notes 10s, 1999                         1,016,250
 ....................................................................................................
                 165,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                            169,043
 ....................................................................................................
                 250,000   Dine S.A. de C.V. company guaranty
                           8 3/4s, 2007 (Mexico)                                           205,000
 ....................................................................................................
                 245,000   Dollar Financial Group Inc. sr. notes
                           Ser. A, 10 7/8s, 2006                                           247,450
 ....................................................................................................
               2,480,000   DTI Holdings Inc. sr. disc. notes
                           Ser. B, stepped-coupon zero %
                           (12 1/2s, 03/01/03), 2008 (STP)                                 632,400
 ....................................................................................................
                 350,000   First Federal Financial Corp. notes
                           11 3/4s, 2004                                                   360,500
 ....................................................................................................
               1,500,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                        1,472,460
 ....................................................................................................
               6,165,000   Household Netherlands N.V. company
                           guaranty 6.2s, 2003 (Netherlands)                             6,192,743
 ....................................................................................................
                 825,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  627,000
 ....................................................................................................
                 185,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                    142,450
 ....................................................................................................
                 350,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                    378,000
 ....................................................................................................
                 190,000   Nationwide Credit Inc. sr. notes Ser. A,
                           10 1/4s, 2008                                                   152,000
 ....................................................................................................
               1,000,000   Resource America Inc. 144A sr. notes
                           12s, 2004                                                       810,000
----------------------------------------------------------------------------------------------------
                                                                                        19,573,912
----------------------------------------------------------------------------------------------------
Food and Beverages (0.6%)
 ....................................................................................................
                 470,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                   420,650
 ....................................................................................................
                 780,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                    733,200
 ....................................................................................................
                 100,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                    109,000
 ....................................................................................................
                 580,000   Aurora Foods, Inc. 144A sub. notes
                           Ser. D, 9 7/8s, 2007                                            632,200
 ....................................................................................................
               1,200,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                          1,236,000
 ....................................................................................................
                 470,000   Fleming Companies, Inc. company
                           guaranty Ser. B, 10 1/2s, 2004                                  441,800
 ....................................................................................................
                 790,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                   592,500
----------------------------------------------------------------------------------------------------
                                                                                         4,165,350
----------------------------------------------------------------------------------------------------
Food Chains (0.1%)
 ....................................................................................................
                 300,000   Nebco Evans Holding Co. sr. disc. notes
                           stepped-coupon zero % (12 3/8s,
                           7/15/02), 2007 (STP)                                            144,000
 ....................................................................................................
                 850,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                       722,500
----------------------------------------------------------------------------------------------------
                                                                                           866,500
----------------------------------------------------------------------------------------------------
Gaming (1.3%)
 ....................................................................................................
                 915,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                 1,025,944
 ....................................................................................................
                 175,000   Casino America, Inc. sr. notes 12 1/2s, 2003                    193,375
 ....................................................................................................
                 280,000   Circus Circus Enterprises, Inc. sr. sub.
                           notes 9 1/4s, 2005                                              285,600
 ....................................................................................................
                 200,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                     179,736
 ....................................................................................................
               1,000,000   Coast Hotels & Casinos, Inc. 1st mtge.
                           company guaranty Ser. B, 13s, 2002                            1,125,000
 ....................................................................................................
                 793,500   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                             849,045
 ....................................................................................................
                 810,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004                                  437,400
 ....................................................................................................
                 500,000   Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                     545,000
 ....................................................................................................
                 720,000   Harrahs Entertainment, Inc. company
                           guaranty 7 7/8s, 2005                                           716,400
 ....................................................................................................
                 250,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                  275,000
 ....................................................................................................
                 990,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                    994,950
 ....................................................................................................
                 700,000   PRT Funding Corp. sr. notes 11 5/8s, 2004
                           (In Default) (NON)                                              386,750
 ....................................................................................................
                 830,000   Trump A.C. 1st mtge. 11 1/4s, 2006                              730,400
 ....................................................................................................
               1,060,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 1,070,600
----------------------------------------------------------------------------------------------------
                                                                                         8,815,200
----------------------------------------------------------------------------------------------------
Health Care (1.8%)
 ....................................................................................................
               1,350,000   Columbia/HCA Healthcare Corp. notes
                           7s, 2007                                                      1,287,887
 ....................................................................................................
                 350,000   Conmed Corp. company guaranty 9s, 2008                          350,000
 ....................................................................................................
                 600,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                    575,250
 ....................................................................................................
                 700,000   Global Health Sciences company guaranty
                           11s, 2008                                                       469,000
 ....................................................................................................
                 530,000   Hudson Respiratory Care, Inc. sr. sub.
                           notes 9 1/8s, 2008                                              413,400
 ....................................................................................................
                 920,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                      874,000
 ....................................................................................................
                 530,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      498,200
 ....................................................................................................
                 770,000   Magellan Health Services, Inc. sr. sub.
                           notes 9s, 2008                                                  708,400
 ....................................................................................................
                 280,000   Mariner Post-Acute Network, Inc. sr. sub.
                           notes Ser. B, stepped-coupon zero %
                           (10 1/2s, 11/1/02), 2007 (STP)                                  135,800
 ....................................................................................................
               1,395,000   Mariner Post-Acute Network, Inc. sr. sub.
                           notes Ser. B, 9 1/2s, 2007                                    1,136,925
 ....................................................................................................
               1,080,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                        851,861
 ....................................................................................................
                  30,000   MedPartners, Inc. sr. sub. notes
                           6 7/8s, 2000                                                     25,817
 ....................................................................................................
               1,465,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                  1,347,800
 ....................................................................................................
               1,120,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     1,022,000
 ....................................................................................................
                 285,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                   239,400
 ....................................................................................................
                 300,000   Sun Healthcare Group, Inc. 144A sr. sub.
                           notes 9 3/8s, 2008                                              240,000
 ....................................................................................................
                 855,000   Sun Healthcare Group, Inc. sr. sub. notes
                           Ser. B, 9 1/2s, 2007                                            692,550
 ....................................................................................................
                 425,000   Tenet Healthcare Corp. 144A sr. sub.
                           notes 8 1/8s, 2008                                              435,625
 ....................................................................................................
                 290,000   Tenet Healthcare Corp. sr. notes 8s, 2005                       294,350
 ....................................................................................................
                 410,000   Tenet Healthcare Corp.144A sr. notes
                           7 5/8s, 2008                                                    416,150
----------------------------------------------------------------------------------------------------
                                                                                        12,014,415
----------------------------------------------------------------------------------------------------
Lodging (0.8%)
 ....................................................................................................
                 420,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                               407,400
 ....................................................................................................
               1,550,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                          1,507,375
 ....................................................................................................
               1,675,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          1,754,563
 ....................................................................................................
                 998,958   Patriot American Hospitality, Inc.
                           bank term loan B 8 1/8s, 2003                                   963,995
 ....................................................................................................
                 450,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    452,250
 ....................................................................................................
                 395,000   Raintree Resorts International, Inc.
                           sr. notes Ser. B, 13s, 2004                                     217,250
----------------------------------------------------------------------------------------------------
                                                                                         5,302,833
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.5%)
 ....................................................................................................
                 480,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           489,600
 ....................................................................................................
                 500,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                           550,000
 ....................................................................................................
                 500,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               575,000
 ....................................................................................................
                 250,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                            240,000
 ....................................................................................................
                 450,000   Leiner Health Products sr. sub. notes
                           9 5/8s, 2007                                                    468,000
 ....................................................................................................
                 495,000   Mediq, Inc. deb. 13s, 2009                                      222,750
 ....................................................................................................
                 700,000   Mediq, Inc. company guaranty 11s, 2008                          672,000
----------------------------------------------------------------------------------------------------
                                                                                         3,217,350
----------------------------------------------------------------------------------------------------
Metals and Mining (0.5%)
 ....................................................................................................
                 640,000   Ameristeel Corp. company guaranty
                           Ser. B, 8 7/8s, 2008                                            614,400
 ....................................................................................................
                 345,000   Anker Coal Group, Inc. sr. notes
                           Ser. B, 9 3/4s, 2007                                            182,850
 ....................................................................................................
                 325,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                               277,875
 ....................................................................................................
                 660,000   Lodestar Holdings, Inc. company
                           guaranty 11 1/2s, 2005                                          528,000
 ....................................................................................................
                 250,000   Kaiser Aluminum & Chemical Corp.
                           sr. sub. notes 12 3/4s, 2003                                    245,000
 ....................................................................................................
                  70,000   Kaiser Aluminum & Chemical Corp.
                           sr. notes Ser. B, 10 7/8s, 2006                                  70,350
 ....................................................................................................
                 300,000   NL Industries, Inc. sr. notes 11 3/4s, 2003                     318,000
 ....................................................................................................
                 730,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                       649,700
 ....................................................................................................
                 390,000   WHX Corp. sr. notes 10 1/2s, 2005                               356,850
----------------------------------------------------------------------------------------------------
                                                                                         3,243,025
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                 795,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    832,763
 ....................................................................................................
               1,000,000   United Artist bank term loan Ser. B
                           8.438s, 2006                                                    983,750
 ....................................................................................................
                 800,000   United Artists Theatre 144A sr. sub. notes
                           9 3/4s, 2008                                                    768,000
 ....................................................................................................
                                                                                         2,584,513
----------------------------------------------------------------------------------------------------
Office Equipment (0.1%)
 ....................................................................................................
                 266,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                   296,590
 ....................................................................................................
                 130,000   United Stationer Supply, Inc. sr. sub. notes
                           8 3/8s, 2008                                                    129,714
----------------------------------------------------------------------------------------------------
                                                                                           426,304
----------------------------------------------------------------------------------------------------
Oil and Gas (1.3%)
 ....................................................................................................
                 580,000   Abraxas Petrolem Corp. 144A company
                           guaranty 11 1/2s, 2004                                          440,800
 ....................................................................................................
                  90,000   American Eco Corp. company guaranty
                           Ser. B, 9 5/8s, 2008                                             45,000
 ....................................................................................................
                  70,000   Benton Oil & Gas Co. sr. notes
                           9 3/8s, 2007                                                     31,500
 ....................................................................................................
                 930,000   Chesapeake Energy Corp. company
                           guaranty Ser. B, 9 5/8s, 2005                                   716,100
 ....................................................................................................
                 190,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                    152,000
 ....................................................................................................
                 470,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                   357,200
 ....................................................................................................
                 370,000   Dailey Petroleum Services Corp.
                           company guaranty 9 1/2s, 2008                                   170,200
 ....................................................................................................
                 430,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                  361,200
 ....................................................................................................
                  90,000   Gothic Energy Corp. sr. disc. notes
                           Ser. B, stepped-coupon zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                    29,700
 ....................................................................................................
                 440,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                           435,600
 ....................................................................................................
                 360,000   Michael Petroleum Corp. sr. notes
                           Ser. B, 11 1/2s, 2005                                           282,600
 ....................................................................................................
                 465,000   Northern Offshore 144A company
                           guaranty 10s, 2005                                              241,800
 ....................................................................................................
                 370,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            358,900
 ....................................................................................................
                 610,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                            570,350
 ....................................................................................................
                 665,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                   498,750
 ....................................................................................................
                 580,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                    536,500
 ....................................................................................................
                 990,000   Seven Seas Petroleum sr. notes Ser. B,
                           12 1/2s, 2005                                                   495,000
 ....................................................................................................
                 295,000   Southwest Royalties, Inc. company
                           guaranty 10 1/2s, 2004                                          118,000
 ....................................................................................................
               6,650,000   Transamerican Energy sr. disc. notes
                           Ser. B, stepped-coupon zero %
                           (13s, 6/15/99), 2002 (STP)                                    1,862,000
 ....................................................................................................
               1,735,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                   503,150
 ....................................................................................................
                 745,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                           596,000
 ....................................................................................................
                 200,000   XCL Ltd. 144A company guaranty
                           13 1/2s, 2004                                                   200,000
----------------------------------------------------------------------------------------------------
                                                                                         9,002,350
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.5%)
 ....................................................................................................
                 410,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                    414,100
 ....................................................................................................
               1,000,000   Jefferson Smurfit Corp. bank term loans
                           B 8.65s, 2006                                                   997,500
 ....................................................................................................
                 150,000   Radnor Holdings Inc. sr. notes 10s, 2003                        153,000
 ....................................................................................................
               1,690,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                        1,537,900
 ....................................................................................................
                 450,000   Riverwood International Corp. company
                           guaranty 10 5/8s, 2007                                          447,750
----------------------------------------------------------------------------------------------------
                                                                                         3,550,250
----------------------------------------------------------------------------------------------------
Paging (--%)
 ....................................................................................................
                 200,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                         224,000
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.8%)
 ....................................................................................................
               1,515,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon zero % (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                          909,000
 ....................................................................................................
               1,000,000   Consumers International 144A sr. notes
                           10 1/4s, 2005 (Canada)                                        1,045,000
 ....................................................................................................
                 390,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                           386,100
 ....................................................................................................
                 620,000   Impac Group Inc. company guaranty
                           Ser. B, 10 1/8s, 2008                                           623,100
 ....................................................................................................
                 690,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                          365,700
 ....................................................................................................
                 655,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                     347,150
 ....................................................................................................
                 750,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                  397,500
 ....................................................................................................
                 915,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                   613,050
 ....................................................................................................
                 285,000   Repap New Brunswick sr. notes 9s,
                           2004 (Canada)                                                   256,500
 ....................................................................................................
                 230,000   Republic Group Inc. sr. sub. notes
                           9 1/2s, 2008                                                    224,825
----------------------------------------------------------------------------------------------------
                                                                                         5,167,925
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ....................................................................................................
                 940,000   ICN Pharmaceuticals, Inc. 144A sr.
                           notes 9 1/4s, 2005                                              963,500
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                 180,000   PX Escrow Corp. sr. disc. notes
                           stepped-coupon zero % (9 5/8s,
                           2/1/02), 2006 (STP)                                              99,000
----------------------------------------------------------------------------------------------------
Publishing (0.3%)
 ....................................................................................................
                 450,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             461,250
 ....................................................................................................
                 880,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      884,400
 ....................................................................................................
                 250,000   Perry-Judd company guaranty
                           10 5/8s,2007                                                    261,250
 ....................................................................................................
                 120,206   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                             120,206
 ....................................................................................................
                 160,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                             164,800
----------------------------------------------------------------------------------------------------
                                                                                         1,891,906
----------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ....................................................................................................
                 630,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero % (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                  $343,350
 ....................................................................................................
                 125,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                          105,000
----------------------------------------------------------------------------------------------------
                                                                                           448,350
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                 500,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                   487,500
 ....................................................................................................
                 410,000   Tricon Global Restaurants, Inc. sr. notes
                           7.45s, 2005                                                     420,763
----------------------------------------------------------------------------------------------------
                                                                                           908,263
----------------------------------------------------------------------------------------------------
Retail (0.7%)
 ....................................................................................................
                 740,000   Amazon.com Inc. sr. disc. notes
                           stepped-coupon zero % (10s, 05/01/03),
                           2008 (STP)                                                      477,300
 ....................................................................................................
                 500,000   Fred Meyer, Inc. company guaranty
                           7.45s, 2008                                                     539,490
 ....................................................................................................
                 240,000   Home Interiors & Gifts, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                    237,600
 ....................................................................................................
                 400,000   K mart Corp. med. term notes 8s, 2001                           406,144
 ....................................................................................................
                 250,000   K mart Corp. deb. 7 3/4s, 2012                                  251,875
 ....................................................................................................
                 800,000   Mothers Work, Inc. sr. notes 12 5/8s, 2005                      828,000
 ....................................................................................................
                 430,000   NBTY Inc. 144A sr. sub. notes 8 5/8s, 2007                      419,250
 ....................................................................................................
                 915,000   North Atlantic Trading Co. company
                           guaranty Ser. B, 11s, 2004                                      924,150
 ....................................................................................................
                 450,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                       436,500
----------------------------------------------------------------------------------------------------
                                                                                         4,520,309
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                 650,000   Golden Sky Systems 144A sr. sub. notes
                           12 3/8s, 2006                                                   666,250
 ....................................................................................................
                 320,000   Satelites Mexicanos S.A. de C.V. 144A
                           10 1/8s, 2004                                                   256,000
 ....................................................................................................
                 204,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                              65,280
----------------------------------------------------------------------------------------------------
                                                                                           987,530
----------------------------------------------------------------------------------------------------
Semiconductors (0.2%)
 ....................................................................................................
                 421,961   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                     354,447
 ....................................................................................................
                 340,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             340,000
 ....................................................................................................
                 860,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                    688,000
----------------------------------------------------------------------------------------------------
                                                                                         1,382,447
----------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ....................................................................................................
                 180,000   International Shipholding Corp. sr. notes
                           7 3/4s, 2007                                                    171,000
 ....................................................................................................
                 655,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          691,025
 ....................................................................................................
                 290,000   MC Shipping, Inc. sr. notes Ser. B,
                           11 1/4s, 2008                                                   179,800
 ....................................................................................................
                                                                                         1,041,825
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                 540,000   Decora Industries, Inc. sec. Ser. B,
                           11s, 2005                                                       515,700
 ....................................................................................................
                 350,000   Eye Care Centers of America 144A
                           sr. sub. notes 9 1/8s, 2008                                     336,000
----------------------------------------------------------------------------------------------------
                                                                                           851,700
----------------------------------------------------------------------------------------------------
Telecommunications (5.0%)
 ....................................................................................................
                  60,000   21st Century Telecom Group, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                   25,200
 ....................................................................................................
                 280,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                   274,400
 ....................................................................................................
                 540,000   Barak I.T.C. sr. disc. notes Ser. B,
                           stepped-coupon zero % (12 1/2s,
                           11/15/02), 2007 (Israel) (STP)                                  275,400
 ....................................................................................................
                 410,000   Bestel S.A. de C.V. sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           5/15/03), 2005 (Mexico) (STP)                                   225,500
 ....................................................................................................
                 420,000   CapRock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                     403,200
 ....................................................................................................
                 340,000   Charter Communications International,
                           Inc. disc. notes Ser. B, stepped-coupon
                           zero % (14s, 3/15/01), 2007 (STP)                               304,300
 ....................................................................................................
                 580,000   Covad Communications Group sr. disc.
                           notes Ser. B, stepped-coupon zero %
                           (13 1/2s, 03/15/03), 2008 (STP)                                 319,000
 ....................................................................................................
               1,330,000   Econophone, Inc. 144A notes stepped-
                           coupon zero % (11s, 2/15/03), 2008 (STP)                        665,000
 ....................................................................................................
                 280,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                  285,600
 ....................................................................................................
               1,790,000   Firstworld Communication Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13s, 4/15/03), 2008 (STP)                                      537,000
 ....................................................................................................
               1,080,000   Focal Communications Corp. sr. disc.
                           notes Ser. B, stepped-coupon zero %
                           (12 1/8s, 02/15/03), 2008 (STP)                                 572,400
 ....................................................................................................
               2,610,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                 2,727,450
 ....................................................................................................
                 850,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                   837,250
 ....................................................................................................
               1,160,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 829,400
 ....................................................................................................
               1,510,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   664,400
 ....................................................................................................
                 330,000   Hyperion Telecommunications Corp.,
                           Inc. sr. disc. notes Ser. B, stepped-coupon
                           zero % (13s, 4/15/01), 2003 (STP)                               237,600
 ....................................................................................................
                 595,000   Hyperion Telecommunications Corp., Inc.
                           sr. notes Ser. B, 12 1/4s, 2004                                 600,950
 ....................................................................................................
                 330,000   ICG Communications, Inc. sr. disc. notes
                           stepped-coupon zero % (10s, 02/15/03),
                           2008 (STP)                                                      168,300
 ....................................................................................................
                 730,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (13 1/2s,
                           9/15/00), 2005 (Canada) (STP)                                   605,900
 ....................................................................................................
                 400,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                   288,000
 ....................................................................................................
                 880,000   Intermedia Communications, Inc.
                           sr. disc. notes Ser. B, stepped-coupon
                           zero % (11 1/4s, 7/15/02), 2007 (STP)                           598,400
 ....................................................................................................
                 130,000   Intermedia Communications, Inc. sr. notes
                           Ser. B, 8 7/8s, 2007                                            125,450
 ....................................................................................................
               2,130,000   Intermedia Communications, Inc. sr. notes
                           Ser. B, 8.6s, 2008                                            2,034,150
 ....................................................................................................
               2,000,000   International Cabletel, Inc. sr. notes Ser. B,
                           stepped-coupon zero % (11 1/2s,
                           2/01/01), 2006 (STP)                                          1,680,000
 ....................................................................................................
                 650,000   IXC Communications, Inc. sr. sub. notes
                           9s, 2008                                                        654,875
 ....................................................................................................
               2,250,000   KMC Telecom Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (12 1/2s,
                           2/15/03), 2008 (STP)                                          1,102,500
 ....................................................................................................
               1,275,000   Knology Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (11 7/8s,
                           10/15/02), 2007 (STP)                                           627,938
 ....................................................................................................
                 540,000   Metrocall, Inc. 144A sr. sub. notes
                           11s, 2008                                                       540,000
 ....................................................................................................
                 250,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         165,000
 ....................................................................................................
               1,280,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008                                       1,356,800
 ....................................................................................................
                 710,000   MetroNet Communications Corp.
                           sr. disc. stepped-coupon notes zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                           426,000
 ....................................................................................................
               1,180,000   Microcell Telecommunications
                           sr. disc. notes Ser. B, stepped-coupon
                           zero % (14s, 12/1/01), 2006 (Canada) (STP)                      890,900
 ....................................................................................................
                 100,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                          57,000
 ....................................................................................................
                 180,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 153,000
 ....................................................................................................
                 710,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                   710,000
 ....................................................................................................
                 580,000   NTL Inc. 144A sr. notes 11 1/2s, 2008                           632,200
 ....................................................................................................
                 500,000   NTL Inc. sr. notes Ser. B, 10s, 2007                            510,000
 ....................................................................................................
                 795,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                           556,500
 ....................................................................................................
               1,215,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (9.47s, 10/15/02), 2007 (STP)                                   944,663
 ....................................................................................................
                 500,000   Qwest Communications International, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (8.29s, 2/1/03), 2008 (STP)                                     375,000
 ....................................................................................................
                 330,000   Qwest Communications International, Inc.
                           144A sr. notes 7 1/4s, 2008                                     338,250
 ....................................................................................................
               1,190,000   Rhythms Netconnections, Inc. sr. disc.
                           notes Ser. B, zero % (13 1/2s, 5/15/03),
                           2008 (STP)                                                      583,100
 ....................................................................................................
               3,590,000   Sprint Capital Corp. company guaranty
                           5.7s, 2003                                                    3,590,359
 ....................................................................................................
                 950,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                             826,500
 ....................................................................................................
               1,060,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                 1,028,200
 ....................................................................................................
               1,140,000   Teligent, Inc. sr. disc. notes Ser. B,
                           stepped-coupon zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                   564,300
 ....................................................................................................
                 860,000   Teligent, Inc. sr. notes 11 1/2s, 2007                          804,100
 ....................................................................................................
                 660,000   WinStar Communications, Inc. sr. sub.
                           notes stepped-coupon zero %
                           (15s, 3/1/02), 2007 (STP)                                       613,800
 ....................................................................................................
                 190,000   WinStar Communications, Inc. 144A
                           sr. disc. notes stepped-coupon
                           zero % (14s, 10/15/00), 2005 (STP)                              137,513
 ....................................................................................................
                 240,000   WinStar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                          241,200
----------------------------------------------------------------------------------------------------
                                                                                        33,713,948
----------------------------------------------------------------------------------------------------
Telephone Services (2.3%)
 ....................................................................................................
               1,390,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                     1,049,450
 ....................................................................................................
                 100,000   Call-Net Enterprises sr. disc. notes
                           stepped-coupon zero % (13 1/4s,
                           12/1/99), 2004 (STP)                                             97,125
 ....................................................................................................
                 220,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (8.94s, 8/15/03),
                           2008 (Canada) (STP)                                             126,500
 ....................................................................................................
               1,870,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon
                           zero % (12s, 12/15/01), 2006
                           (United Kingdom) (STP)                                        1,561,450
 ....................................................................................................
               1,695,000   E. Spire Communications, Inc. sr.
                           disc. notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 1,017,000
 ....................................................................................................
                 320,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                   300,800
 ....................................................................................................
                 315,000   Facilicom International sr. notes Ser. B.,
                           10 1/2s, 2008                                                   248,850
 ....................................................................................................
                 620,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                       607,600
 ....................................................................................................
               2,110,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero % (9 7/8s,
                           5/1/03), 2008 (STP)                                           1,055,000
 ....................................................................................................
                 276,000   ITC Deltacom, Inc. sr. notes 11s, 2007                          302,220
 ....................................................................................................
                 340,000   Level 3 Communication, Inc. sr. notes
                           9 1/8s, 2008                                                    337,025
 ....................................................................................................
                 700,000   Long Distance International, Inc. 144A
                           sr. notes 12 1/4s, 2008                                         560,000
 ....................................................................................................
                 347,000   MJD Communications, Inc. notes Ser. B,
                           FRN, 9.16s, 2008                                                333,120
 ....................................................................................................
                 235,000   OnePoint Communications, Corp. 144A
                           sr. notes 14 1/2s, 2008                                         124,550
 ....................................................................................................
               1,140,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                1,085,850
 ....................................................................................................
                 387,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          406,350
 ....................................................................................................
                 490,000   RSL Communications, Ltd. company
                           guaranty, stepped-coupon zero %
                           (10 1/8s, 3/1/03), 2008 (STP)                                   279,300
 ....................................................................................................
                 330,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                           300,300
 ....................................................................................................
                 430,000   RSL Communications PLC. 144A
                           sr. notes 10 1/2s, 2008 (United Kingdom)                        425,700
 ....................................................................................................
                 730,000   Sprint Spectrum L.P. sr. disc. notes
                           stepped-coupon zero % (12 1/2s,
                           8/15/01), 2006 (STP)                                            657,000
 ....................................................................................................
                 250,000   Sprint Spectrum L.P. sr. notes 11s, 2006                        287,500
 ....................................................................................................
                 210,000   Transtel S.A. 144A pass-through
                           certificates 12 1/2s, 2007 (Colombia)                            79,800
 ....................................................................................................
               1,755,000   U S West, Inc. notes 5 5/8s, 2008                             1,771,444
 ....................................................................................................
                 350,000   US Xchange LLC sr. notes 15s, 2008                              358,750
 ....................................................................................................
                 440,000   Versatel Teleco 13 1/4s, 2008                                   433,400
 ....................................................................................................
               1,470,000   Viatel, Inc. sr. notes 11 1/4s, 2008                          1,455,300
----------------------------------------------------------------------------------------------------
                                                                                        15,261,384
----------------------------------------------------------------------------------------------------
Textiles (0.2%)
 ....................................................................................................
                 930,000   Galey & Lord Inc. company guaranty
                           9 1/8s, 2008                                                    809,100
 ....................................................................................................
                 165,000   Glenoit Corp. company guaranty 11s, 2007                        158,400
 ....................................................................................................
                 350,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                346,500
 ....................................................................................................
                 280,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                            275,100
----------------------------------------------------------------------------------------------------
                                                                                         1,589,100
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
                 220,000   Coach USA, Inc. 144A company guaranty
                           9 3/8s, 2007                                                    225,500
 ....................................................................................................
                 370,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                     357,050
----------------------------------------------------------------------------------------------------
                                                                                           582,550
----------------------------------------------------------------------------------------------------
Utilities (0.8%)
 ....................................................................................................
                 380,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                         394,193
 ....................................................................................................
               1,120,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                         1,110,424
 ....................................................................................................
               1,000,000   Niagara Mohawk Power Corp. sr. disc.
                           notes Ser. H, zero % (8 1/2s, 7/1/03),
                           2010 (STP)                                                      770,000
 ....................................................................................................
               1,385,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          1,513,514
 ....................................................................................................
                 330,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                            347,619
 ....................................................................................................
                 350,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. E, 7 3/8s, 2003                                            359,251
 ....................................................................................................
                 940,000   Public Service Co. of New Mexico
                           sr. notes Ser. A, 7.1s, 2005                                    945,687
----------------------------------------------------------------------------------------------------
                                                                                         5,440,688
----------------------------------------------------------------------------------------------------
Wireless Communications (0.7%)
 ....................................................................................................
               1,210,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                    1,219,075
 ....................................................................................................
                 695,000   American Mobile Satellite Corp.
                           company guaranty 12 1/4s, 2008                                  430,900
 ....................................................................................................
               1,060,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                          1,126,250
 ....................................................................................................
                 340,000   CTI Holdings S.A. sr. notes stepped-
                           coupon zero % (11 1/2s,4/15/03), 2008
                           (Argentina) (STP)                                               149,600
 ....................................................................................................
                 570,000   Dobson Wireline Co. sr. notes
                           12 1/4s, 2008                                                   530,100
 ....................................................................................................
                 500,000   Orbital Imaging Corp. sr. notes Ser. B,
                           11 5/8s, 2005                                                   520,000
 ....................................................................................................
                 215,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                          105,350
 ....................................................................................................
                 245,000   Telesystem International Wireless Inc.
                           sr. disc. notes Ser. C, stepped-coupon
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                            89,425
----------------------------------------------------------------------------------------------------
                                                                                         4,170,700
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $303,762,798)                                        $279,475,980
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (22.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
Agency Obligations (15.4%)
 ....................................................................................................
              $1,352,685   Federal Home Loan Mortgage Corp. 7s,
                           July 1, 2012                                                 $1,381,430
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               1,241,913     7s, Dwarf, with due dates from
                             December 1, 2010 to January 1, 2013                         1,268,304
 ....................................................................................................
              44,660,475     6 1/2s, with due dates from
                             March 1, 2026 to November 1, 2028                          44,953,691
 ....................................................................................................
                 378,675     6 1/2s, Dwarf, August 1, 2010                                 383,999
 ....................................................................................................
               5,282,982     6s, Dwarf, July 1, 2013                                     5,296,190
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
               7,682,826     8s, with due dates from
                             November 15, 2024 to
                             February 15, 2028                                           7,987,401
 ....................................................................................................
               5,297,108     7 1/2s, with due dates from
                             January 15, 2023 to February 15, 2027                       5,465,252
 ....................................................................................................
              24,885,807     7s, with due dates from
                             August 15, 2025 to October 15, 2028                        25,462,203
 ....................................................................................................
              11,029,405     6 1/2s, with due dates from
                             February 15, 2027 to May 15, 2028                          11,140,837
----------------------------------------------------------------------------------------------------
                                                                                       103,339,307
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (6.8%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               6,670,000     6 5/8s, February 15, 2027                                   7,889,343
 ....................................................................................................
               5,665,000     6 1/2s, November 15, 2026 (SEG)                             6,587,319
 ....................................................................................................
               7,525,000     6 3/8s, August 15, 2027                                     8,649,009
 ....................................................................................................
               5,470,000     6 1/8s, November 15, 2027                                   6,122,954
 ....................................................................................................
               2,695,000     5 1/2s, August 15, 2028                                     2,820,910
 ....................................................................................................
               8,695,000     5 1/4s, November 15, 2028                                   8,901,506
 ....................................................................................................
               4,940,000   U.S. Treasury Notes 4 5/8s,
                           November 30, 2000                                             4,943,063
----------------------------------------------------------------------------------------------------
                                                                                        45,914,104
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $144,802,333)                                        $149,253,411
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (13.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
CAD            6,810,000   Canada (Government of) bonds
                           Ser. WB60, 7 1/4s, 2007                                      $5,167,235
 ....................................................................................................
FRF           32,734,000   France (Government of) deb. 6s, 2025                          6,964,182
 ....................................................................................................
DEM            9,025,000   Germany (Federal Republic of) bonds
                           Ser. 97, 6 1/2s, 2027                                         6,801,402
 ....................................................................................................
ITL        3,420,000,000   Italy (Government of) bonds 7 1/4s, 2026                      2,807,200
 ....................................................................................................
NLG           11,300,000   Netherlands (Government of) bonds
                           5 1/2s, 2028                                                  6,661,559
 ....................................................................................................
USD            1,730,000   Ontario (Province of) sr. unsub.
                           5 1/2s, 2008                                                  1,744,878
 ....................................................................................................
USD              555,000   People's Republic of China unsub.
                           7.3s, 2008                                                      558,608
 ....................................................................................................
USD            1,760,000   Quebec (Province of) deb. 7s, 2007                            1,900,818
 ....................................................................................................
ESP          367,060,000   Spain (Government of) bonds 6s, 2029                          3,046,978
 ....................................................................................................
SEK           18,600,000   Sweden (Government of) bonds, Ser. 1041,
                           6 3/4s, 2014                                                  2,542,840
 ....................................................................................................
SEK           21,200,000   Sweden (Government of) bonds,
                           Ser. 1035, 6s, 2005                                           3,270,335
 ....................................................................................................
RUB           21,625,000   U.S. Dollar GKO Pass Through Structured
                           Note (Issued by Deutsche Bank The
                           principal USD is linked to the bid price
                           for the Russian Treasury Bill at maturity,
                           and the change in the spot rate of the
                           Russian Ruble from issue date), zero %,
                           1999 (In default)                                               155,432
 ....................................................................................................
GBP            4,265,000   United Kingdom Treasury bonds Ser. 85,
                           9 3/4s, 2002                                                  8,264,437
 ....................................................................................................
GBP           24,380,000   United Kingdom Treasury bonds 8s, 2000                       42,695,582
----------------------------------------------------------------------------------------------------
                           Total Foreign Government Bonds
                           and Notes (cost $94,755,418)                                $92,581,486
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
              $1,355,000   Chase Mortgage Finance Corp.
                           Ser. 98-S2, Class A14, 6 3/4s,2028                           $1,363,892
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
               1,770,000     Ser. 97-ML1, Class D, 7.11s, 2030                           1,767,788
 ....................................................................................................
               2,145,000     Ser. 98-C2, Class D, 6.757s, 2009                           2,109,809
 ....................................................................................................
               1,575,000   Countrywide Home Loans Ser. 1998-3,
                           Class A5, 6 3/4s, 2028                                        1,581,891
 ....................................................................................................
               1,980,000   Countrywide Mortgage Backed
                           Securities, Inc. Ser. 93-C, Class A8,
                           6 1/2s, 2024                                                  1,960,636
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage
 ....................................................................................................
               1,935,000     Ser. 97-C2, Class D, 7.12s, 2012                            1,900,079
 ....................................................................................................
               4,100,000     Ser. 98-C2, Class D, 6.778s, 2013                           3,900,926
 ....................................................................................................
               1,380,000     Ser. 97-C2, Class A2, 6.6s, 2007                            1,430,995
 ....................................................................................................
              56,393,334     Ser. 98-C2, Class Interest Only (IO),
                             0.816s, 2028                                                2,321,819
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
                 675,000     Ser. 2040, Class PE, 7 1/2s, 2028                             723,715
 ....................................................................................................
                 530,000     Ser.1439, Class I, 7 1/2s, 2022                               564,740
 ....................................................................................................
                 745,302     Ser. 1717, Class L, 6 1/2s, 2024                              751,037
 ....................................................................................................
                 925,000   GE Capital Mortgage Services, Inc.
                           Ser. 1998-11, Class 2A4, 6 3/4s, 2028                           936,581
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
               6,650,000     Ser. 98-C2, Class D, 6 1/2s, 2031                           6,358,023
 ....................................................................................................
              32,312,051     Ser. 98-C2, Class X, IO, 0.823s, 2031                       1,406,079
 ....................................................................................................
                 855,000   Government National Mortgage
                           Association Ser. 1998-8, Class PE,
                           7 1/2s, 2027                                                    903,495
 ....................................................................................................
                           GS Mortgage Securities Corp. II
 ....................................................................................................
                 805,000     Ser. 98-GLII, Class A2, 6.562s, 2031                          835,439
 ....................................................................................................
               1,055,000     Ser. 98-GLII, Class D, 7.191s, 2031                         1,026,317
 ....................................................................................................
                 499,000   Merrill Lynch Mortgage Investors, Inc.
                           Ser. 98-C2, Class D, 7.116s, 2030                               497,129
 ....................................................................................................
                 595,000   Morgan Stanley Capital I Ser. 98-XL1,
                           Class E, 6.989s, 2030                                           589,794
 ....................................................................................................
                 660,000   Mortgage Capital Funding, Inc.
                           Ser. 98-MC1, Class A2, 6.663s, 2008                             689,700
 ....................................................................................................
               1,635,756   PNC Mortgage Securities Corp. Ser. 97-6,
                           Class A2, 6.6s, 2027                                          1,641,890
 ....................................................................................................
                 513,993   Prudential Home Mortgage Securities
                           Ser. 93-57, Class A4, 5.9s, 2023                                515,257
 ....................................................................................................
               3,106,955   Residential Asset Securitization Trust
                           Ser. 1998-A8, Class A8, 6 3/4s, 2028                          3,127,344
 ....................................................................................................
                 829,163   Rural Housing Trust Ser. 87-1, Class D,
                           6.33s, 2026                                                     833,682
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage
                           Obligations (cost $40,140,336)                              $39,738,057
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (3.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                     165   21st Century Telecom Group 144A
                           13.75% cum. pfd. (PIK)                                         $107,250
 ....................................................................................................
                  10,320   AmeriKing, Inc. $3.25 pfd. (PIK)                                263,160
 ....................................................................................................
                   2,764   Capstar Broadcasting Inc. 144A
                           $12.00 pfd. (PIK)                                               315,096
 ....................................................................................................
                  36,699   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                             1,027,572
 ....................................................................................................
                   6,390   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd.                                                     319,500
 ....................................................................................................
                   4,771   Citadel Broadcasting Inc. 144A
                           $13.25 cum. pfd. (PIK)                                          543,894
 ....................................................................................................
                     329   Concentric Network Corp. Ser. B,
                           13.50% pfd. (PIK)                                               281,295
 ....................................................................................................
                  14,157   CSC Holdings, Inc. Ser. M,
                           $11.125 cum. pfd. (PIK)                                       1,564,349
 ....................................................................................................
                  22,720   Diva Systems Corp. Ser. C, $6.00 pfd.                           136,320
 ....................................................................................................
                  34,000   Diva Systems Corp. Ser. D, $6.00 pfd.                           204,000
 ....................................................................................................
                     545   Dobson Communications 144A
                           $12.25 pfd. (PIK)                                               501,400
 ....................................................................................................
                     184   Echostar Communications, Inc.
                           12.125% pfd. (PIK)                                              212,750
 ....................................................................................................
                     256   El Paso Electric Co. $11.40 pfd (PIK)                            27,392
 ....................................................................................................
                  10,600   Fitzgeralds Gaming Co. $3.75 cum. pfd.                           53,000
 ....................................................................................................
                 475,000   Fresenius Medical Capital Trust I Ser. D,
                           9.00%, pfd. (Germany)                                           496,969
 ....................................................................................................
                 720,000   Fresenius Medical Capital Trust II company
                           guaranty 7.875%, pfd. (Germany)                                 714,600
 ....................................................................................................
                  14,080   Global Crossing Holdings Ltd. 144A
                           $10.50 pfd. (PIK)                                             1,362,240
 ....................................................................................................
                     122   Hyperion Telecommunications Ser. B,
                           $12.875 pfd. (PIK)                                               96,990
 ....................................................................................................
                   1,913   ICG Holdings, Inc. $14.25 pfd. (Canada)                       1,893,870
 ....................................................................................................
                     670   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               675,025
 ....................................................................................................
                     812   IXC Communications, Inc. $12.50 pfd. (PIK)                      820,120
 ....................................................................................................
                  40,000   Loewen Group, Inc. Ser. A, $2.36 pfd.                           772,500
 ....................................................................................................
                   6,839   Nebco Evans Holding Co. 144A
                           11.25% pfd. (PIK)                                               341,950
 ....................................................................................................
                   3,368   NEXTEL Communications, Inc. Ser. D,
                           13.00% cum. pfd. (PIK)                                        3,351,160
 ....................................................................................................
                  16,114   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                           821,814
 ....................................................................................................
                      98   Paxson Communications Corp.
                           13.25% cum. pfd. (PIK)                                          857,500
 ....................................................................................................
                  29,996   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            779,896
 ....................................................................................................
                   2,814   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                              346,122
 ....................................................................................................
                     996   Spanish Broadcasting Systems
                           14.25% cum. pfd. (PIK)                                        1,015,920
 ....................................................................................................
                  89,994   TCR Holding Corp. Class E, zero% pfd.                             5,670
 ....................................................................................................
                     747   Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                       44,820
 ....................................................................................................
                     715   WinStar Communications, Inc. 144A
                           $14.25 pfd. (PIK)                                               572,000
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $21,852,103)                                          $20,526,144
----------------------------------------------------------------------------------------------------
BRADY BONDS (5.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
             $14,175,000   Brazil (Republic of) annual reset bonds
                           6.625s, 2024                                                 $8,221,500
 ....................................................................................................
               3,735,000   Bulgaria (Government of) FRB Ser. A,
                           6.688s, 2024                                                  2,614,500
 ....................................................................................................
              10,795,000   Bulgaria (Government of) Ser. A, FRB,
                           2 1/2s, 2012                                                  6,153,150
 ....................................................................................................
FRF            4,050,000   Ivory Coast - FLIRB collateralized
                           FRB 2s, 2018                                                    173,922
 ....................................................................................................
FRF            3,999,375   Ivory Coast - PDI bonds FRB 1.9s, 2018                          193,217
 ....................................................................................................
               2,750,000   Panama (Republic of) bonds 3 3/4s, 2014                       2,048,750
 ....................................................................................................
               8,540,000   Peru (Government of) 144A Ser. PDI,
                           4s, 2017                                                      5,358,850
 ....................................................................................................
              14,035,000   United Mexican States Ser. B, 6 1/4s, 2019                   10,965,546
 ....................................................................................................
               5,050,000   Venezuela (Government of) deb.
                           Ser. W-A, 6 3/4s, 2020                                        3,509,750
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds
                           (cost $41,748,472)                                          $39,239,185
----------------------------------------------------------------------------------------------------
UNITS (1.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                          Value
 ....................................................................................................
                     840   Australis Media, Ltd. units
                           stepped-coupon zero % (15 3/4s,
                           5/15/03), 2003 (In default)
                           (Australia) (STP) (NON)                                          $4,200
 ....................................................................................................
                     410   Birch Telecom, Inc. 144A units 14s, 2008                        377,200
 ....................................................................................................
                     124   Celcaribe S.A. 144A units 13 1/2s, 2004
                           (Colombia)                                                    1,984,000
 ....................................................................................................
                   1,240   Decrane Aircraft Holdings 144A units
                           12s, 2008                                                     1,240,000
 ....................................................................................................
                   1,536   Diva Systems Corp. 144A units
                           stepped-coupon zero % (12 5/8s,
                           3/1/03), 2008 (STP)                                             629,760
 ....................................................................................................
                     495   Mediq Inc. 144A units zero %, 2009                                    5
 ....................................................................................................
                     760   Pegasus Shipping units stepped-coupon
                           zero % (14 1/2s, 12/20/03), 2008 (STP)
                           (Bermuda)                                                       368,600
 ....................................................................................................
                     750   Signature Brands USA, Inc. units 13s, 2002                      840,000
 ....................................................................................................
                     350   Telehub Communications Corp. units
                           stepped-coupon zero %, (13 7/8s,
                           7/31/02), 2005 (STP)                                            196,000
 ....................................................................................................
                     615   Transam Refinance, Inc. 144A units
                           16s, 2003                                                       193,725
 ....................................................................................................
                     210   Versatel Teleco units 13 1/4s, 2008                             208,950
 ....................................................................................................
                     650   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                     663,000
 ....................................................................................................
                   2,800   XCL Ltd. 144A units cv. cum.
                           9 1/2s, 2006 (PIK)                                              224,000
----------------------------------------------------------------------------------------------------
                           Total Units
                           (cost $7,980,882)                                            $6,929,440
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (0.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
              $1,034,000   Chemical Master Credit Card Trust
                           Ser. 95-2, Class A, 6.23s, 2003                              $1,049,179
 ....................................................................................................
                 525,000   Contimortgage Home Equity Loan Trust
                           Ser. 97-1, Class M2, 7.67s, 2028                                528,113
 ....................................................................................................
               2,385,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         2,408,850
 ....................................................................................................
                 644,417   Green Tree Recreational Equipment &
                           Cons Ser. 97-B, Class A1, 6.55s, 2028                           656,727
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $4,621,460)                                            $4,642,869
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
              $1,540,000   APP Global Finance Ltd. 144A cv. company
                           guaranty 3 1/2s, 2003 (United Kingdom)                         $872,025
 ....................................................................................................
                 500,000   Corporate Express, Inc. cv. notes 4 1/2s,
                           2000                                                            430,000
 ....................................................................................................
                 145,000   GST Telecommunications, Inc. cv. sr.
                           disc. notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 145,000
 ....................................................................................................
                 450,000   HEALTHSOUTH Corp. cv. sub. deb.
                           3 1/4s, 2003                                                    383,063
 ....................................................................................................
                 500,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     343,125
 ....................................................................................................
                 710,000   Jacor Communications, Inc. cv. sr. notes
                           zero %, 2011                                                    633,675
 ....................................................................................................
                 125,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                       101,094
 ....................................................................................................
                 600,000   WinStar Communications. Inc. 144A
                           cv. sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                     750,000
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $4,020,830)                                            $3,657,982
----------------------------------------------------------------------------------------------------
WARRANTS (0.1%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date       Value
 ....................................................................................................
                   1,090   Allegiance Telecom, Inc.                         2/3/08         $17,440
 ....................................................................................................
                     695   American Mobile Satellite Corp.                  4/1/08           2,697
 ....................................................................................................
                   5,000   Becker Gaming Corp. 144A                       11/15/00               1
 ....................................................................................................
                     410   Bestel SA (Mexico)                              5/15/05             820
 ....................................................................................................
                   2,275   Capital Gaming International, Inc.               2/1/99              46
 ....................................................................................................
                   2,575   Cellnet Data Systems, Inc.                      10/1/07          51,500
 ....................................................................................................
                  36,500   CGA Group Ltd. 144A                             2/11/07             730
 ....................................................................................................
                     395   Club Regina, Inc. 144A                          4/15/06             395
 ....................................................................................................
                     370   Colt Telecommunications
                           Group PLC                                      12/31/06          88,800
 ....................................................................................................
                   1,100   Comunicacion Cellular 144A
                           (Colombia)                                     11/15/03          77,000
 ....................................................................................................
                     160   Concentric Network Corp.                       12/15/07          23,826
 ....................................................................................................
                   6,075   Consorcio Ecuatoriano 144A
                           (Ecuador)                                       10/1/00           3,038
 ....................................................................................................
                     580   Covad Communications
                           Group 144A                                      3/15/08          29,000
 ....................................................................................................
                     515   Diva Systems Corp.                              5/15/06         124,630
 ....................................................................................................
                  12,400   DTI Holdings Inc.                                3/1/08             620
 ....................................................................................................
                      10   E. Spire Communications, Inc.                   11/1/05              60
 ....................................................................................................
                     420   Epic Resorts                                    6/15/05               4
 ....................................................................................................
                     375   Esat Holdings, Inc. (Ireland)                    2/1/07          24,938
 ....................................................................................................
                   1,790   Firstworld Communication                        4/15/08          17,900
 ....................................................................................................
                     450   Fitzgerald Gaming Co. 144A                      3/15/99             225
 ....................................................................................................
                     300   Globalstar Telecom 144A                         2/15/04          18,000
 ....................................................................................................
                     750   Hyperion Telecommunications
                           144A                                            4/15/01          56,228
 ....................................................................................................
                   5,181   Intelcom Group 144A                            10/15/05         108,801
 ....................................................................................................
                     650   Interact Systems, Inc.                           8/1/03               7
 ....................................................................................................
                     400   Intermedia Communications, Inc.                  6/1/00          17,096
 ....................................................................................................
                     270   International Wireless
                           Communications Holdings 144A                    8/15/01               3
 ....................................................................................................
                     650   Iridium World Com 144A                          7/15/05          81,250
 ....................................................................................................
                   1,750   KMC Telecom Holdings, Inc.                      4/15/08           4,375
 ....................................................................................................
                   1,035   Knology Holdings, Inc. 144A                    10/15/07           1,553
 ....................................................................................................
                     700   Long Distance International, Inc.
                           144A                                            4/13/08           1,750
 ....................................................................................................
                   1,660   McCaw International Ltd.                        4/15/07           6,640
 ....................................................................................................
                   1,135   MGC Communications, Inc. 144A                   10/1/04          35,003
 ....................................................................................................
                   1,500   NEXTEL Communications Inc.                      4/25/99               0
 ....................................................................................................
                     235   Onepoint Communications, Inc.                    6/1/08             235
 ....................................................................................................
                     500   Orbital Imaging Corp. 144A                       3/1/05          20,000
 ....................................................................................................
                     585   Orion Network Systems                           1/15/07           6,728
 ....................................................................................................
                     460   Pagemart, Inc. 144A                            12/31/03           3,680
 ....................................................................................................
                     795   Pathnet, Inc. 144A                              4/15/08           7,950
 ....................................................................................................
                     960   Paxson Communications Corp.
                           144A                                            6/30/03              10
 ....................................................................................................
                   4,194   President Riverboat Casinos, Inc.               9/30/99             419
 ....................................................................................................
                   4,760   Rhythms Netcon 144A                             5/15/08          35,700
 ....................................................................................................
                     415   Spanish Broadcasting Systems
                           144A                                            6/30/99          85,075
 ....................................................................................................
                     950   STARTEC Global
                           Communications Corp.                            5/15/08             950
 ....................................................................................................
                     235   Sterling Chemicals Holdings                     8/15/08           3,525
 ....................................................................................................
                   1,390   UIH Australia/Pacific, Inc. 144A                5/15/06           1,390
 ....................................................................................................
                     440   Versatel Teleco 144A                            5/15/08           4,400
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $827,601)                                                $964,438
----------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                   3,400   Chancellor Media Corp. $3.00
                           cv. cum. pfd.                                                  $316,625
 ....................................................................................................
                   2,910   Chesapeake Energy Corp. 144A $3.50
                           cv. cum. pfd.                                                    29,828
 ....................................................................................................
                  20,000   Kelly Oil & Gas Corp. $2.625 cv. pfd.                           160,000
 ....................................................................................................
                      30   Paxson Communications Corp. 144A
                           $9.75 cv. pfd. (PIK)                                            294,000
 ....................................................................................................
                     401   XCL Ltd $8.075 cv. pfd.                                          32,065
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $1,360,993)                                              $832,518
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                     200   AmeriKing, Inc. (NON)                                            $8,000
 ....................................................................................................
                  14,720   CellNet Data Systems, Inc. (NON)                                 73,600
 ....................................................................................................
                   9,224   Chesapeake Energy Corp.                                           8,071
 ....................................................................................................
                  20,380   Fitzgerald Gaming Corp. (NON)                                    10,190
 ....................................................................................................
                   4,852   Hedstrom Holdings, Inc. 144A                                      4,852
 ....................................................................................................
                     233   Mothers Work, Inc. (NON)                                          2,913
 ....................................................................................................
                     215   Paging Do Brazil Holdings Co., LLC
                           144A Class B, (Brazil)                                                2
 ....................................................................................................
                      61   Premium Holdings L.P. 144A                                          244
 ....................................................................................................
                  52,810   PSF Holdings LLC Class A
                           (acquired various dates from 3/15/95 to
                           9/27/96, cost $1,832,981) (RES)(NON)                            673,328
 ....................................................................................................
                   1,630   RSL Communications, Ltd. Class A (NON)                           48,085
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $2,043,044)                                              $829,285
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%) (a) (cost $26,834,54)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
             $26,831,000   Interest in $502,458,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Warburg Securities due January 4, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $26,845,161 for an effective yield
                           of 4.75%                                                    $26,834,540
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $694,750,810) (b)                                    $665,505,335
----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at December 31, 1998
(aggregate face value $91,966,117)
----------------------------------------------------------------------------------------------------


                                                                                        Unrealized
                                                         Aggregate       Delivery      Appreciation/
                                        Market Value     Face Value          Date     (Depreciation)
 ....................................................................................................

Australian Dollars                        $273,901        $286,385        3/17/99         $(12,484)
 ....................................................................................................
Danish Krone                             2,893,978       2,889,327        2/17/99            4,651
 ....................................................................................................
Deutschemarks                           37,025,960      36,833,358        2/17/99          192,602
 ....................................................................................................
Italian Lira                             7,336,054       7,338,723        2/17/99           (2,669)
 ....................................................................................................
Japanese Yen                            43,023,316      40,825,105        3/17/99        2,198,211
 ....................................................................................................
Spanish Peseta                           1,612,321       1,596,939        2/17/99           15,382
 ....................................................................................................
Swedish Krona                            2,177,530       2,196,280        3/17/99          (18,750)
----------------------------------------------------------------------------------------------------
                                                                                        $2,376,943
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1998
(aggregate face value $153,023,453)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                         Market          Aggregate       Delivery     Appreciation/
                                          Value          Face Value          Date    (Depreciation)
 ....................................................................................................
British Pounds                         $49,549,408     $49,464,785        3/17/99         $(84,623)
 ....................................................................................................
Canadian Dollar                          5,229,983       5,220,352        3/17/99           (9,631)
 ....................................................................................................
Danish Krone                                33,808          33,985        3/17/99              177
 ....................................................................................................
Deutschemarks                           44,247,027      44,046,459        2/17/99         (200,568)
 ....................................................................................................
Dutch Guilder                            6,963,686       6,970,598        2/17/99            6,912
 ....................................................................................................
French Franc                             6,659,974       6,608,394        2/17/99          (51,580)
 ....................................................................................................
Japanese Yen                            42,905,434      40,678,880        3/17/99       (2,226,554)
----------------------------------------------------------------------------------------------------
                                                                                       $(2,565,867)
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1998
----------------------------------------------------------------------------------------------------
                                                         Aggregate     Expiration       Unrealized
                                       Total Value       Face Value          Date      Depreciation
----------------------------------------------------------------------------------------------------
T-bond Future
20YR (Long)                             $8,305,781      $8,399,067         Mar-99         $(93,286)
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Brazil                                                                                         1.3%
 ....................................................................................................
Bulgaria                                                                                       1.3
 ....................................................................................................
Canada                                                                                         2.5
 ....................................................................................................
France                                                                                         1.1
 ....................................................................................................
Germany                                                                                        1.2
 ....................................................................................................
Mexico                                                                                         2.1
 ....................................................................................................
Netherlands                                                                                    1.9
 ....................................................................................................
United Kingdom                                                                                 8.6
 ....................................................................................................
United States                                                                                 74.6
 ....................................................................................................
Other                                                                                          5.4
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT The George Putnam Fund of Boston

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (62.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
Aerospace and Defense (0.5%)
 ....................................................................................................
                  11,400   Raytheon Co. Class B                                           $607,050
----------------------------------------------------------------------------------------------------
Automotive (1.6%)
 ....................................................................................................
                  18,700   Ford Motor Co.                                                1,097,456
 ....................................................................................................
                  10,100   General Motors Corp.                                            722,781
----------------------------------------------------------------------------------------------------
                                                                                         1,820,237
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.6%)
 ....................................................................................................
                  16,500   Deere (John) & Co.                                              546,563
 ....................................................................................................
                   9,700   Minnesota Mining & Manufacturing Co.                            689,913
 ....................................................................................................
                  18,800   Owens-Illinois, Inc. (NON)                                      575,750
----------------------------------------------------------------------------------------------------
                                                                                         1,812,226
----------------------------------------------------------------------------------------------------
Building and Construction (0.3%)
 ....................................................................................................
                  11,200   Sherwin Williams Co.                                            329,000
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.6%)
 ....................................................................................................
                   6,100   Xerox Corp.                                                     719,800
----------------------------------------------------------------------------------------------------
Chemicals (1.5%)
 ....................................................................................................
                   5,600   Dow Chemical Co.                                                509,250
 ....................................................................................................
                  16,200   du Pont (E.I.) de Nemours & Co., Ltd.                           859,613
 ....................................................................................................
                   8,200   Eastman Chemical Co.                                            366,950
----------------------------------------------------------------------------------------------------
                                                                                         1,735,813
----------------------------------------------------------------------------------------------------
Computers (0.9%)
 ....................................................................................................
                  24,700   Compaq Computer Corp.                                         1,035,856
----------------------------------------------------------------------------------------------------
Computer Services and Software (1.9%)
 ....................................................................................................
                  12,300   Apple Computer, Inc. (NON)                                      503,531
 ....................................................................................................
                  13,100   Computer Associates International, Inc.                         558,388
 ....................................................................................................
                   6,500   IBM Corp.                                                     1,200,875
----------------------------------------------------------------------------------------------------
                                                                                         2,262,794
----------------------------------------------------------------------------------------------------
Conglomerates (0.7%)
 ....................................................................................................
                  13,300   Allied-Signal, Inc.                                             589,356
 ....................................................................................................
                   4,000   Temple Inland, Inc.                                             237,250
----------------------------------------------------------------------------------------------------
                                                                                           826,606
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.5%)
 ....................................................................................................
                  16,300   Hasbro, Inc.                                                    588,838
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.6%)
 ....................................................................................................
                   6,600   Colgate-Palmolive Co.                                           612,975
 ....................................................................................................
                  12,300   Kimberly-Clark Corp.                                            670,350
 ....................................................................................................
                  29,000   Philip Morris Cos., Inc.                                      1,551,500
 ....................................................................................................
                   1,800   Procter & Gamble Co.                                            164,363
----------------------------------------------------------------------------------------------------
                                                                                         2,999,188
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.9%)
 ....................................................................................................
                  10,000   Emerson Electric Co.                                            605,000
 ....................................................................................................
                  13,600   Motorola, Inc.                                                  830,450
 ....................................................................................................
                   2,770   Rockwell International Corp.                                    134,518
 ....................................................................................................
                   7,000   Texas Instruments, Inc.                                         598,938
----------------------------------------------------------------------------------------------------
                                                                                         2,168,906
----------------------------------------------------------------------------------------------------
Food and Beverages (3.2%)
 ....................................................................................................
                  13,000   Anheuser-Busch Cos., Inc.                                       853,125
 ....................................................................................................
                  22,000   ConAgra, Inc.                                                   693,000
 ....................................................................................................
                   9,500   Heinz (H.J.) Co.                                                537,938
 ....................................................................................................
                   9,200   Nabisco Holdings Corp. Class A                                  381,800
 ....................................................................................................
                  26,100   Sara Lee Corp.                                                  735,694
 ....................................................................................................
                  17,400   Whitman Corp.                                                   441,525
----------------------------------------------------------------------------------------------------
                                                                                         3,643,082
----------------------------------------------------------------------------------------------------
Health Care (0.8%)
 ....................................................................................................
                  20,000   Columbia/HCA Healthcare Corp.                                   495,000
 ....................................................................................................
                  24,500   HEALTHSOUTH Corp. (NON)                                         378,219
----------------------------------------------------------------------------------------------------
                                                                                           873,219
----------------------------------------------------------------------------------------------------
Insurance and Finance (13.8%)
 ....................................................................................................
                  14,700   Allstate Corp.                                                  567,788
 ....................................................................................................
                  12,300   American General Corp.                                          959,400
 ....................................................................................................
                  22,268   Bank One Corp.                                                1,137,060
 ....................................................................................................
                  30,206   BankAmerica Corp.                                             1,816,136
 ....................................................................................................
                   5,800   BankBoston Corp.                                                225,838
 ....................................................................................................
                  13,710   Charter One Financial, Inc.                                     380,453
 ....................................................................................................
                   1,800   Chase Manhattan Corp.                                           122,513
 ....................................................................................................
                  10,000   CIGNA Corp.                                                     773,125
 ....................................................................................................
                  28,500   Citigroup, Inc.                                               1,410,750
 ....................................................................................................
                  11,600   Fannie Mae                                                      858,400
 ....................................................................................................
                  11,200   First Union Corp.                                               681,100
 ....................................................................................................
                   6,800   Hartford Financial Services Group (ITT)                         373,150
 ....................................................................................................
                  17,500   KeyCorp                                                         560,000
 ....................................................................................................
                   7,100   Lincoln National Corp.                                          580,869
 ....................................................................................................
                   6,700   Mercantile Bancorpation, Inc.                                   309,038
 ....................................................................................................
                   8,300   Merrill Lynch & Co., Inc.                                       554,025
 ....................................................................................................
                   5,100   Morgan (J.P.) & Co., Inc.                                       535,819
 ....................................................................................................
                  11,400   Morgan Stanley, Dean Witter, Discover
                           and Co.                                                         809,400
 ....................................................................................................
                  13,400   PNC Bank Corp.                                                  725,275
 ....................................................................................................
                  12,950   Synovus Financial Corp.                                         315,656
 ....................................................................................................
                  10,000   The Equitable Companies, Inc.                                   578,750
 ....................................................................................................
                  16,300   Washington Mutual, Inc.                                         622,456
 ....................................................................................................
                  23,700   Wells Fargo Co.                                                 946,519
----------------------------------------------------------------------------------------------------
                                                                                        15,843,520
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.8%)
 ....................................................................................................
                  14,300   Baxter International, Inc.                                      919,669
----------------------------------------------------------------------------------------------------
Oil and Gas (6.5%)
 ....................................................................................................
                  12,296   British Petroleum PLC ADR
                           (United Kingdom)                                              1,168,120
 ....................................................................................................
                   8,400   Chevron, Inc.                                                   696,675
 ....................................................................................................
                  10,800   Conoco, Inc. (NON)                                              225,450
 ....................................................................................................
                   8,900   Elf Aquitane ADR (France)                                       503,963
 ....................................................................................................
                  10,700   Enron Corp.                                                     610,569
 ....................................................................................................
                  19,000   Exxon Corp.                                                   1,389,375
 ....................................................................................................
                  19,400   Halliburton Co.                                                 574,725
 ....................................................................................................
                  12,500   Kerr-McGee Corp.                                                478,125
 ....................................................................................................
                  14,000   Mobil Corp.                                                   1,219,750
 ....................................................................................................
                   8,200   Occidental Petroleum Corp.                                      138,375
 ....................................................................................................
                  18,000   Tosco Corp.                                                     465,750
----------------------------------------------------------------------------------------------------
                                                                                         7,470,877
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.7%)
 ....................................................................................................
                  16,600   Weyerhaeuser Co.                                                843,488
----------------------------------------------------------------------------------------------------
Pharmaceuticals (4.5%)
 ....................................................................................................
                  20,700   American Home Products Corp.                                  1,165,669
 ....................................................................................................
                  12,200   Bristol-Myers Squibb Co.                                      1,632,513
 ....................................................................................................
                   7,400   Merck & Co., Inc.                                             1,092,888
 ....................................................................................................
                  23,200   Pharmacia & Upjohn, Inc.                                      1,313,700
----------------------------------------------------------------------------------------------------
                                                                                         5,204,770
----------------------------------------------------------------------------------------------------
Photography (0.5%)
 ....................................................................................................
                   7,200   Eastman Kodak Co.                                               518,400
----------------------------------------------------------------------------------------------------
Publishing (1.1%)
 ....................................................................................................
                   6,100   McGraw-Hill, Inc.                                               621,438
 ....................................................................................................
                   9,600   Tribune Co.                                                     633,600
----------------------------------------------------------------------------------------------------
                                                                                         1,255,038
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.8%)
 ....................................................................................................
                  12,800   Equity Residential Properties Trust                             517,600
 ....................................................................................................
                  19,000   Starwood Lodging Trust                                          431,063
----------------------------------------------------------------------------------------------------
                                                                                           948,663
----------------------------------------------------------------------------------------------------
Retail (2.5%)
 ....................................................................................................
                  10,300   Albertsons, Inc.                                                655,981
 ....................................................................................................
                  13,600   Federated Department Stores, Inc. (NON)                         592,450
 ....................................................................................................
                   9,500   May Department Stores Co.                                       573,563
 ....................................................................................................
                   6,700   Penney (J.C.) Co., Inc.                                         314,063
 ....................................................................................................
                  17,300   Sears, Roebuck & Co.                                            735,250
----------------------------------------------------------------------------------------------------
                                                                                         2,871,307
----------------------------------------------------------------------------------------------------
Telecommunications (1.2%)
 ....................................................................................................
                  10,800   ALLTEL Corp.                                                    645,975
 ....................................................................................................
                  16,400   MediaOne Group Inc. (NON)                                       770,800
----------------------------------------------------------------------------------------------------
                                                                                         1,416,775
----------------------------------------------------------------------------------------------------
Transportation (2.6%)
 ....................................................................................................
                  25,290   Burlington Northern Santa Fe Corp.                              853,538
 ....................................................................................................
                   9,900   Delta Air Lines, Inc.                                           514,800
 ....................................................................................................
                  15,800   Norfolk Southern Corp.                                          500,663
 ....................................................................................................
                  19,200   Ryder System, Inc.                                              499,200
 ....................................................................................................
                   9,800   UAL Corp. (NON)                                                 584,938
----------------------------------------------------------------------------------------------------
                                                                                         2,953,139
----------------------------------------------------------------------------------------------------
Utilities (9.1%)
 ....................................................................................................
                  15,900   American Telephone & Telegraph Corp.                          1,196,475
 ....................................................................................................
                  17,800   Ameritech Corp.                                               1,128,075
 ....................................................................................................
                  13,300   Bell Atlantic Corp.                                             704,900
 ....................................................................................................
                     500   BellSouth Corp.                                                  24,938
 ....................................................................................................
                   3,700   Consolidated Natural Gas Co.                                    199,800
 ....................................................................................................
                  12,600   Duke Energy Corp.                                               807,188
 ....................................................................................................
                   6,700   Edison International                                            186,763
 ....................................................................................................
                  18,300   Entergy Corp.                                                   569,588
 ....................................................................................................
                  24,000   GTE Corp.                                                     1,560,000
 ....................................................................................................
                  19,900   OGE Energy Corp.                                                577,100
 ....................................................................................................
                  12,800   P P & L Resources, Inc.                                         356,800
 ....................................................................................................
                  17,300   Potomac Electric Power Co.                                      455,206
 ....................................................................................................
                  18,800   SBC Communications, Inc.                                      1,008,150
 ....................................................................................................
                  20,099   Sempra Energy                                                   510,012
 ....................................................................................................
                   8,100   Sprint Corp.                                                    681,413
 ....................................................................................................
                  15,500   Western Resources, Inc.                                         515,375
----------------------------------------------------------------------------------------------------
                                                                                        10,481,783
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $67,393,019)                                          $72,150,044
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
U.S. Government Agency Mortgage
Pass-through Certificates (7.6%)
 ....................................................................................................
              $1,360,000   Federal National Mortgage Association
                           6s, TBA, January 15, 2029                                    $1,342,143
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               1,107,301     6 1/2s, with due dates from
                             June 1, 2028 to November 1, 2028                            1,114,565
 ....................................................................................................
               2,032,363     6s, Dwarf, with due dates from
                             January 1, 2013 to October 1, 2013                          2,037,444
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
                 824,308     8s, with due dates from
                             August 15, 2026 to July 15, 2027                              856,762
 ....................................................................................................
               2,570,956     7s, with due dates from
                             October 15, 2027 to
                             December 15, 2028                                           2,630,394
 ....................................................................................................
                 691,797     6 1/2s, with due dates from
                             December 15, 2027 to
                             December 15, 2028                                             698,714
----------------------------------------------------------------------------------------------------
                                                                                         8,680,022
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (15.7%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
                 950,000     6 1/8s, November 15, 2027                                   1,063,402
 ....................................................................................................
               1,430,000     5 1/2s, August 15, 2028                                     1,496,810
 ....................................................................................................
               1,900,000     5 1/4s, November 15, 2028                                   1,945,125
 ....................................................................................................
               2,625,000     5 1/4s, August 15, 2003                                     2,691,859
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
               1,915,000     5 1/2s, May 31, 2003                                        1,977,238
 ....................................................................................................
               2,855,000     4 1/2s, September 30, 2000                                  2,848,748
 ....................................................................................................
               3,480,000     4 1/4s, November 15, 2003                                   3,435,421
 ....................................................................................................
               2,670,000     4s, October 31, 2000                                        2,641,217
----------------------------------------------------------------------------------------------------
                                                                                        18,099,820
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $26,673,633)                                          $26,779,842
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (5.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
Aerospace and Defense (0.3%)
 ....................................................................................................
                $350,000   Boeing Co. deb. 6 5/8s, 2038                                   $351,579
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                  60,000   IMC Global, Inc. notes 7.4s, 2002                                60,786
----------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ....................................................................................................
                  40,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                          45,490
 ....................................................................................................
                  50,000   Ford Motor Co. bonds 6 5/8s, 2028                                51,347
 ....................................................................................................
                  25,000   Hertz Corp. sr. notes 7s, 2028                                   25,684
----------------------------------------------------------------------------------------------------
                                                                                           122,521
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                  45,000   Ball Corp. 144A sr. notes 7 3/4s, 2006                           47,250
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.2%)
 ....................................................................................................
                 285,000   Xerox Corp. notes 5 1/2s, 2003                                  285,182
----------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ....................................................................................................
                  80,000   TCI Communications, Inc. sr. notes
                           8.65s, 2004                                                      91,680
 ....................................................................................................
                  50,000   TCI Communications sr. notes
                           7 1/8s, 2028                                                     54,488
 ....................................................................................................
                 140,000   Time Warner Entertainment sr. notes
                           8 3/8s, 2033                                                    171,576
----------------------------------------------------------------------------------------------------
                                                                                           317,744
----------------------------------------------------------------------------------------------------
Chemicals (0.5%)
 ....................................................................................................
                  20,000   Arco Chemical Co. deb. 9.8s, 2020                                20,011
 ....................................................................................................
                 590,000   Monsanto Co. 144A deb. 6.6s, 2028                               588,065
----------------------------------------------------------------------------------------------------
                                                                                           608,076
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                  60,000   Dell Computer Corp. deb. 7.1s, 2028                              60,793
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                  20,000   Canadian Pacific Ltd. deb. 9.45s, 2021
                           (Canada)                                                         24,741
 ....................................................................................................
                  45,000   Tyco International Ltd. company guaranty
                           6 3/8s, 2005                                                     45,872
 ....................................................................................................
                  15,000   Tyco International Ltd. company guaranty
                           6 1/4s, 2003                                                     15,153
----------------------------------------------------------------------------------------------------
                                                                                            85,766
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ....................................................................................................
                  95,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                     100,582
----------------------------------------------------------------------------------------------------
Consumer Products (0.1%)
 ....................................................................................................
                  65,000   Diageo PLC company guaranty 6 1/8s,
                           2005 (United Kingdom)                                            67,124
----------------------------------------------------------------------------------------------------
Gaming (0.1%)
 ....................................................................................................
                 120,000   Mashantucket Pequot Tribe 144A bonds
                           Ser. A, FSA, 6.57s, 2013                                        119,550
----------------------------------------------------------------------------------------------------
Insurance and Finance (1.9%)
 ....................................................................................................
                  25,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                             28,540
 ....................................................................................................
                  25,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                      27,686
 ....................................................................................................
                  35,000   American General Institute 144A
                           company guaranty Ser. B, 8 1/8s, 2046                            40,171
 ....................................................................................................
                 180,000   Associates First Capital Corp. sr. notes
                           6 1/4s, 2008                                                    186,586
 ....................................................................................................
                  25,000   Executive Risk Capital Trust company
                           guaranty Ser. B, 8.675s, 2027                                    24,440
 ....................................................................................................
                  75,000   Finova Capital Corp. notes 7.4s, 2007                            78,080
 ....................................................................................................
                  10,000   Finova Capital Corp. notes 6 1/4s, 2002                          10,089
 ....................................................................................................
                  25,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                      26,234
 ....................................................................................................
                  21,000   Ford Motor Credit Corp. sr. notes
                           6s, 2003                                                         21,352
 ....................................................................................................
                  10,000   Ford Motor Credit Corp. notes
                           5 1/8s, 2001                                                      9,952
 ....................................................................................................
                  60,000   Household Finance Corp. notes
                           6 1/2s, 2008                                                     62,431
 ....................................................................................................
                 715,000   Household Netherlands N.V. company
                           guaranty 6.2s, 2003 (Netherlands)                               718,218
 ....................................................................................................
                  24,000   Lehman Brothers Holdings, Inc. notes
                           6 1/2s, 2002                                                     24,025
 ....................................................................................................
                  25,000   Lehman Brothers Holdings, Inc. notes
                           6 1/4s, 2003                                                     24,774
 ....................................................................................................
                  25,000   Markel Capital Trust I company guaranty
                           Ser. B, 8.71s, 2046                                              23,708
 ....................................................................................................
                  95,000   Newcourt Credit Group, Inc. 144A
                           company guaranty 7 1/8s, 2003                                    94,113
 ....................................................................................................
                  50,000   Paine Webber Group, Inc. sr. med. term
                           notes 6.52s, 2005                                                49,875
 ....................................................................................................
                  25,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                       23,555
 ....................................................................................................
                  25,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                     25,688
 ....................................................................................................
                  50,000   Salomon, Inc. sr. notes 6 3/4s, 2003                             51,375
 ....................................................................................................
                 110,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                    108,701
 ....................................................................................................
                  25,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                          26,519
 ....................................................................................................
                  95,000   The CIT Group, Inc. notes 5 1/2s, 2001                           95,257
 ....................................................................................................
                  90,000   Toyota Motor Credit Corp. notes
                           5 5/8s, 2003                                                     90,912
 ....................................................................................................
                  25,000   Trenwick Capital Trust I company guaranty
                           8.82s, 2037                                                      27,365
 ....................................................................................................
                 370,000   UNUM Corp. notes 6 3/4s, 2028                                   370,000
----------------------------------------------------------------------------------------------------
                                                                                         2,269,646
----------------------------------------------------------------------------------------------------
Office Equipment (--%)
 ....................................................................................................
                  35,000   Newell Co. notes 6.35s, 2008                                     36,524
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
                  35,000   Coastal Corp. bonds 6.95s, 2028                                  35,045
 ....................................................................................................
                  15,000   Coastal Corp. deb. 6 1/2s, 2008                                  15,376
 ....................................................................................................
                  50,000   Enron Corp. notes 6.4s, 2006                                     50,068
 ....................................................................................................
                  50,000   K N Energy, Inc. sr. notes 6.8s, 2008                            50,401
 ....................................................................................................
                  25,000   K N Energy, Inc. sr. notes 6.45s, 2003                           25,144
 ....................................................................................................
                 210,000   Petro-Canada deb. 7s, 2028 (Canada)                             207,085
 ....................................................................................................
                 375,000   Petro Geo-Services AS ADR notes 7 1/2s,
                           2007 (Norway)                                                   388,193
----------------------------------------------------------------------------------------------------
                                                                                           771,312
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ....................................................................................................
                 105,000   Merck & Co., Inc. deb. 5.95s, 2028                              106,019
----------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ....................................................................................................
                  50,000   News America Holdings, Inc. deb. 7
                           3/4s, 2045                                                       52,950
 ....................................................................................................
                  25,000   News America Holdings, Inc. deb.
                           7.7s, 2025                                                       26,895
----------------------------------------------------------------------------------------------------
                                                                                            79,845
----------------------------------------------------------------------------------------------------
REIT's (0.2%)
 ....................................................................................................
                 205,000   EOP Operating L.P. sr. notes 6 3/4s, 2008                       201,577
 ....................................................................................................
                  45,000   Equity Residential Properties notes
                           6.63s, 2005                                                      44,404
 ....................................................................................................
                  30,000   OMEGA Healthcare Investors, Inc.
                           notes 6.95s, 2007                                                26,956
----------------------------------------------------------------------------------------------------
                                                                                           272,937
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (--%)
 ....................................................................................................
                  30,000   US West Capital Funding, Inc. company
                           guaranty 6 1/4s, 2005                                            31,028
----------------------------------------------------------------------------------------------------
Telecommunications (0.5%)
 ....................................................................................................
                  20,000   AirTouch Communications, Inc. notes
                           6.65s, 2008                                                      21,164
 ....................................................................................................
                  50,000   AT&T Capital Corp. med. term notes
                           6 1/4s, 2001                                                     49,320
 ....................................................................................................
                  95,000   MCI WorldCom, Inc. sr. notes 6.4s, 2005                          98,735
 ....................................................................................................
                 145,000   Sprint Capital Corp. company guaranty
                           6 7/8s, 2028                                                    150,699
 ....................................................................................................
                 145,000   Sprint Capital Corp. company guaranty
                           5.7s, 2003                                                      145,015
 ....................................................................................................
                  55,000   U S West, Inc. notes 5 5/8s, 2008                                55,515
----------------------------------------------------------------------------------------------------
                                                                                           520,448
----------------------------------------------------------------------------------------------------
Transportation (0.3%)
 ....................................................................................................
                  85,000   Burlington Northern Santa Fe bonds
                           6 7/8s, 2027                                                     88,646
 ....................................................................................................
                  24,026   Continental Airlines, Inc. pass-through
                           certificates Ser. 97CI, 7.42s, 2007                              24,266
 ....................................................................................................
                  20,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 974C, 6.8s, 2009                               19,974
 ....................................................................................................
                 110,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 98-2, 6.32s, 2008                             109,450
 ....................................................................................................
                 100,000   CSX Corp. deb. 7.95s, 2027                                      113,855
----------------------------------------------------------------------------------------------------
                                                                                           356,191
----------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ....................................................................................................
                  25,000   Edison Mission Energy 144A company
                           guaranty 7.33s, 2008                                             26,523
 ....................................................................................................
                  50,000   Public Service of New Mexico Co.
                           sr. notes Ser. B, 7 1/2s, 2018                                   49,783
 ....................................................................................................
                  25,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                    27,930
----------------------------------------------------------------------------------------------------
                                                                                           104,236
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $6,743,742)                                            $6,775,139
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
                $140,000   Commercial Mortgage Acceptance Corp.
                           Ser. 98-C2, Class A2, 6.03s, 2008                              $141,444
 ....................................................................................................
                  85,000   First Union-Lehman Brothers
                           Commercial Mortgage 6.56s, 2008                                  88,241
 ....................................................................................................
                  70,000   GE Capital Mortgage Services
                           Ser. 98-11, Class 2A4, 6 3/4s, 2028                              70,876
 ....................................................................................................
                  55,000   GMAC Commercial Mortgage Securities
                           Inc. Ser. 98-C2, Class A2, 6.42s, 2008                           56,603
 ....................................................................................................
                 100,000   Residential Asset Securitization
                           Trust Ser. 98-A12, Class A14, 8s, 2028                          104,656
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $461,625)                                                $461,820
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
                $200,000   HEALTHSOUTH Corp. cv. sub. deb.
                           3 1/4s, 2003                                                   $170,250
 ....................................................................................................
                 140,000   Micron Technology, Inc. cv. sub. notes
                           7s, 2004                                                        149,450
 ....................................................................................................
                 100,000   Western Digital Corp. cv. sub. deb.
                           zero %, 2018                                                     30,500
 ....................................................................................................
                 100,000   Western Digital Corp. 144A cv. sub. deb.
                           zero %, 2018                                                     29,875
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $363,626)                                                $380,075
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
                $185,000   Ontario (Province of) sr. unsub.
                           5 1/2s, 2008                                                   $186,591
 ....................................................................................................
                 130,000   Quebec (Province of) deb. 7s, 2007                              140,401
----------------------------------------------------------------------------------------------------
                           Total Foreign Government
                           Bonds and Notes
                           (cost $323,169)                                                $326,992
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $242,209)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                   4,300   K mart Financing I $3.875 cum. cv. pfd.                        $249,131
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.1%) (a) (cost $115,000)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                     115   Centaur Funding Corp 144A 9.08% pfd.                           $118,121
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.7%) (a) (cost $12,327,643)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
             $12,326,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due January 4, 1998 with respect to
                           various U.S. Treasury obligations --
                           maturity value of $12,332,574 for
                           an effective yield of 4.80%                                 $12,327,643
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $114,643,666) (b)                                    $119,568,807
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



Putnam VT Global Asset Allocation Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (62.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares
 ....................................................................................................
Advertising (--%)
 ....................................................................................................
                  13,050   Lamar Advertising Co. (NON)                                    $486,113
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
 ....................................................................................................
                  28,715   Raytheon Co. Class A                                          1,484,207
 ....................................................................................................
                   9,300   Raytheon Co. Class B                                            495,225
 ....................................................................................................
                  53,536   Smiths Industries PLC (United Kingdom)                          760,956
----------------------------------------------------------------------------------------------------
                                                                                         2,740,388
----------------------------------------------------------------------------------------------------
Agriculture (--%)
 ....................................................................................................
                 273,000   PPB Oil Palms Berhad (Malaysia) (NON)                           186,925
----------------------------------------------------------------------------------------------------
Automotive (1.2%)
 ....................................................................................................
                     964   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                       748,485
 ....................................................................................................
                     375   Bayerische Motoren Werke (BMW) AG
                           (Germany) NEW                                                   277,732
 ....................................................................................................
                  16,000   Bridgestone Corp. (Japan)                                       362,608
 ....................................................................................................
                  12,400   CSK Auto Corp. (NON)                                            330,925
 ....................................................................................................
                  14,265   Dana Corp.                                                      583,082
 ....................................................................................................
                  50,340   Ford Motor Co.                                                2,954,329
 ....................................................................................................
                  38,695   General Motors Corp.                                          2,769,111
 ....................................................................................................
                  26,095   Goodyear Tire & Rubber Co. (The)                              1,316,167
 ....................................................................................................
                  23,000   Honda Motor Co., Ltd. (Japan)(NON)                              753,932
 ....................................................................................................
                  24,984   Michelin Corp. Class B, (France)                                999,145
 ....................................................................................................
                  11,204   Volkswagon AG (Germany)                                         894,813
 ....................................................................................................
                  14,961   Volvo AB Class B (Sweden)                                       342,703
----------------------------------------------------------------------------------------------------
                                                                                        12,333,032
----------------------------------------------------------------------------------------------------
Banks (3.6%)
 ....................................................................................................
                  21,214   ABN AMRO Holding N.V. (Netherlands)                             445,838
 ....................................................................................................
                  85,165   Allied Irish Banks PLC (Ireland)                              1,523,483
 ....................................................................................................
                   8,800   Banca Popolare di Bergamo SPA (Italy)                           213,685
 ....................................................................................................
                   8,500   Banca Popolare di Brescia SPA (Italy)                           207,430
 ....................................................................................................
                  26,600   Banca Popolare di Milano (Italy)                                241,613
 ....................................................................................................
                  61,641   Bank of Ireland (Ireland)                                     1,370,324
 ....................................................................................................
                  56,498   Bank of Nova Scotia (Canada)                                  1,245,872
 ....................................................................................................
                     442   Bankers Trust New York Corp. (CUS)                               37,763
 ....................................................................................................
                  20,533   Banque Nationale de Paris (France)                            1,690,784
 ....................................................................................................
                  83,327   BankAmerica Corp.                                             5,009,976
 ....................................................................................................
                  61,170   BankBoston Corp.                                              2,381,807
 ....................................................................................................
                  66,836   Bank One Corp.                                                3,412,813
 ....................................................................................................
                  31,600   Fifth Third Bancorp                                           2,253,475
 ....................................................................................................
                  26,890   First Union Corp.                                             1,635,248
 ....................................................................................................
                  37,568   Firstar Corp.                                                 3,503,216
 ....................................................................................................
                   9,256   ForeningsSparbanken AB (Sweden)                                 239,379
 ....................................................................................................
                  14,800   HSBC Holdings PLC (United Kingdom)                              368,730
 ....................................................................................................
                  43,279   National Westminster Bancorp Inc.
                           (United Kingdom)                                                831,458
 ....................................................................................................
                  38,922   PNC Bank Corp.                                                2,106,653
 ....................................................................................................
                 188,000   Wells Fargo Co.                                               7,508,250
----------------------------------------------------------------------------------------------------
                                                                                        36,227,797
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ....................................................................................................
                  53,750   Deere (John) & Co.                                            1,780,469
 ....................................................................................................
                 541,750   International Container Terminal
                           Services, Inc. (Philippines) (NON)                               45,437
 ....................................................................................................
                  31,310   Minnesota Mining & Manufacturing Co.                          2,226,924
 ....................................................................................................
                  80,725   Owens-Illinois, Inc. (NON)                                    2,472,203
 ....................................................................................................
                  13,555   Sandvik AB Class B, (Sweden)                                    233,707
----------------------------------------------------------------------------------------------------
                                                                                         6,758,740
----------------------------------------------------------------------------------------------------
Biotechnology (--%)
 ....................................................................................................
                   3,800   Kendle International, Inc. (NON)                                 88,825
 ....................................................................................................
                   8,250   Serologicals Corp. (NON)                                        247,500
----------------------------------------------------------------------------------------------------
                                                                                           336,325
----------------------------------------------------------------------------------------------------
Broadcasting (0.7%)
 ....................................................................................................
                  16,500   Citadel Communications Corp. (NON)                              426,938
 ....................................................................................................
                  28,600   Cumulus Media Inc. Class A (NON)                                475,475
 ....................................................................................................
                   2,875   Grupo Televisa S.A.GDR (Mexico) (NON)                            70,977
 ....................................................................................................
                  15,000   Heftel Broadcasting Corp. Class A (NON)                         738,750
 ....................................................................................................
                  24,979   News Corp. Ltd. ADR (Australia)                                 660,382
 ....................................................................................................
                  13,250   SAGA Communications Inc. Class A (NON)                          271,625
 ....................................................................................................
                   7,800   SBS Broadcasting SA (Luxembourg) (NON)                          210,600
 ....................................................................................................
                   4,620   Sinclair Broadcast Group, Inc. Class A (NON)                     90,379
 ....................................................................................................
                  64,600   Tele-Communications, Inc. Class A (NON)                       3,573,188
----------------------------------------------------------------------------------------------------
                                                                                         6,518,314
----------------------------------------------------------------------------------------------------
Building and Construction (0.6%)
 ....................................................................................................
                  10,814   Cimpor-Cimentos de Portugal, SGPS,
                           S.A. (Portugal)                                                 344,677
 ....................................................................................................
                 111,251   CRH PLC (Ireland)                                             1,918,995
 ....................................................................................................
                  10,200   Dycom Industries, Inc. (NON)                                    582,675
 ....................................................................................................
                 123,000   IJM Copr. Berhad (Malaysia)                                      69,169
 ....................................................................................................
                   9,779   Lafarge Coppee (France)                                         929,134
 ....................................................................................................
                  48,800   Masco Corp.                                                   1,403,000
 ....................................................................................................
                  16,333   Pohang Iron & Steel Company, Ltd. ADR
                           (South Korea)                                                   275,619
 ....................................................................................................
                   3,284   VA Technolgies AG (Austria)                                     284,810
----------------------------------------------------------------------------------------------------
                                                                                         5,808,079
----------------------------------------------------------------------------------------------------
Business Equipment and Services (2.1%)
 ....................................................................................................
                  14,800   ACT Networks, Inc. (NON)                                        181,300
 ....................................................................................................
                   9,500   Analytical Surveys, Inc. (NON)                                  292,719
 ....................................................................................................
                   5,100   Charles River Associates Inc. (NON)                             111,563
 ....................................................................................................
                  30,500   Cisco Systems, Inc. (NON)                                     2,830,781
 ....................................................................................................
                  10,800   Cunningham Graphics International, Inc. (NON)                   164,700
 ....................................................................................................
                  31,000   Dai Nippon Printing Co., Ltd. (Japan) (NON)                     493,568
 ....................................................................................................
                   7,600   Data Processing Resources Corp. (NON)                           222,300
 ....................................................................................................
                   5,700   F.Y.I., Inc. (NON)                                              182,400
 ....................................................................................................
                 113,836   HBO & Co.                                                     3,265,670
 ....................................................................................................
                  11,900   Lason Holdings, Inc. (NON)                                      692,431
 ....................................................................................................
                  17,066   Mannesmann AG (Germany)                                       1,957,369
 ....................................................................................................
                   7,050   Metamor Worldwide, Inc. (NON)                                   176,250
 ....................................................................................................
                  17,800   NCO Group, Inc. (NON)                                           801,000
 ....................................................................................................
                  45,745   Pitney Bowes, Inc.                                            3,022,029
 ....................................................................................................
                  13,450   ProBusiness Services, Inc. (NON)                                611,975
 ....................................................................................................
                   9,647   Provant, Inc. (NON)                                             209,822
 ....................................................................................................
                   5,800   RCM Technologies, Inc. (NON)                                    153,700
 ....................................................................................................
                   7,700   Rental Service Corp. (NON)                                      120,794
 ....................................................................................................
                  36,000   Ricoh Co., Ltd. (Japan)                                         331,437
 ....................................................................................................
                   5,800   Romac International, Inc. (NON)                                 129,050
 ....................................................................................................
                  15,039   Vedior NV (Netherlands)                                         296,055
 ....................................................................................................
                  43,765   Xerox Corp.                                                   5,164,270
----------------------------------------------------------------------------------------------------
                                                                                        21,411,183
----------------------------------------------------------------------------------------------------
Cable Television (0.1%)
 ....................................................................................................
                  23,700   Jones Intercable, Inc. (NON)                                    844,313
----------------------------------------------------------------------------------------------------
Chemicals (0.8%)
 ....................................................................................................
                  29,234   Akzo-Nobel N.V. (Netherlands) (NON)                           1,329,879
 ....................................................................................................
                  22,664   Bayer AG ADR (Germany) (NON)                                    946,545
 ....................................................................................................
                  56,918   du Pont (E.I.) de Nemours & Co., Ltd.                         3,020,211
 ....................................................................................................
                  29,540   Eastman Chemical Co.                                          1,321,915
 ....................................................................................................
                  20,445   Hoechst AG (Germany) (NON)                                      848,345
 ....................................................................................................
                  10,000   Shin-Etsu Chemical Co. (Japan)                                  240,325
----------------------------------------------------------------------------------------------------
                                                                                         7,707,220
----------------------------------------------------------------------------------------------------
Communications (--%)
 ....................................................................................................
                   8,300   Advanced Communication Systems, Inc. (NON)                      103,750
----------------------------------------------------------------------------------------------------
Computers (0.3%)
 ....................................................................................................
                  79,170   Compaq Computer Corp.                                         3,320,192
----------------------------------------------------------------------------------------------------
Computer Equipment (2.4%)
 ....................................................................................................
                  10,000   Apex PC Solutions, Inc. (NON)                                   288,750
 ....................................................................................................
                  23,700   Artesyn Technologies, Inc. (NON)                                331,800
 ....................................................................................................
                  35,300   Computer Sciences Corp.                                       2,274,644
 ....................................................................................................
                  32,500   Dell Computer Corp. (NON)                                     2,378,594
 ....................................................................................................
                  50,400   EMC Corp. (NON)                                               4,284,000
 ....................................................................................................
                   2,800   Emulex Corp. (NON)                                              112,000
 ....................................................................................................
                  62,600   IBM Corp.                                                    11,565,350
 ....................................................................................................
                   1,700   Insight Enterprises, Inc. (NON)                                  86,488
 ....................................................................................................
                  15,500   NeoMagic Corp. (NON)                                            342,938
 ....................................................................................................
                  27,660   Sun Microsystems, Inc. (NON)                                  2,368,388
----------------------------------------------------------------------------------------------------
                                                                                        24,032,952
----------------------------------------------------------------------------------------------------
Computer Services and Software (2.5%)
 ....................................................................................................
                  22,700   3Com Corp. (NON)                                              1,017,244
 ....................................................................................................
                  14,600   Activision, Inc. (NON)                                          162,425
 ....................................................................................................
                   3,600   Aspect Development, Inc. (NON)                                  159,525
 ....................................................................................................
                   8,700   Aware, Inc. (NON)                                               236,531
 ....................................................................................................
                  13,300   Best Software, Inc. (NON)                                       315,875
 ....................................................................................................
                  57,880   BMC Software, Inc. (NON)                                      2,579,278
 ....................................................................................................
                   7,200   BroadVision, Inc. (NON)                                         230,400
 ....................................................................................................
                  10,800   Complete Business Solutions, Inc. (NON)                         365,850
 ....................................................................................................
                  15,000   Computer Network Technology Corp. (NON)                         187,500
 ....................................................................................................
                   5,800   Computer Task Group, Inc.                                       157,325
 ....................................................................................................
                  26,900   Compuware Corp. (NON)                                         2,101,563
 ....................................................................................................
                   1,800   Concord Communications, Inc. (NON)                              102,150
 ....................................................................................................
                   3,100   Concur Technologies, Inc. (NON)                                  94,550
 ....................................................................................................
                   5,000   Dendrite International, Inc. (NON)                              124,844
 ....................................................................................................
                   3,900   Digital River, Inc. (NON)                                       138,450
 ....................................................................................................
                   6,700   Exchange Applications, Inc. (NON)                               131,488
 ....................................................................................................
                 119,000   Fujitsu Ltd. (Japan) (NON)                                    1,582,391
 ....................................................................................................
                   9,500   Fvc.com Inc. (NON)                                              149,625
 ....................................................................................................
                  15,012   GeoTel Communications Corp. (NON)                               559,197
 ....................................................................................................
                   7,247   IMRglobal Corp. (NON)                                           213,334
 ....................................................................................................
                  29,200   IMS Health Inc.                                               2,202,775
 ....................................................................................................
                  18,000   Information Advantage, Inc. (NON)                               136,125
 ....................................................................................................
                  10,263   Intelligroup, Inc. (NON)                                        183,451
 ....................................................................................................
                   6,000   Legato Systems, Inc. (NON)                                      395,625
 ....................................................................................................
                   8,700   Metro Information Services, Inc. (NON)                          261,000
 ....................................................................................................
                  65,900   Microsoft Corp. (NON)                                         9,139,506
 ....................................................................................................
                   2,000   NCR Corp. (NON)                                                  83,500
 ....................................................................................................
                  10,800   New Era of Networks, Inc. (NON)                                 475,200
 ....................................................................................................
                  14,700   Peregrine Systems, Inc. (NON)                                   681,713
 ....................................................................................................
                   4,500   Pervasive Software Inc. (NON)                                    86,625
 ....................................................................................................
                   4,100   Pinnacle Systems, Inc. (NON)                                    146,575
 ....................................................................................................
                   7,300   SPR Inc. (NON)                                                  125,925
 ....................................................................................................
                  14,300   Spyglass, Inc. (NON)                                            314,600
 ....................................................................................................
                  17,300   Summit Design, Inc. (NON)                                       161,106
 ....................................................................................................
                  12,400   VideoServer, Inc. (NON)                                         227,850
 ....................................................................................................
                   9,100   Visual Networks, Inc. (NON)                                     341,250
----------------------------------------------------------------------------------------------------
                                                                                        25,572,371
----------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
 ....................................................................................................
                 232,832   BTR PLC (United Kingdom)                                        478,568
 ....................................................................................................
                  71,347   Granada Group PLC (United Kingdom)                            1,256,563
 ....................................................................................................
                     722   Lonrho PLC (United Kingdom)                                       3,932
 ....................................................................................................
                  93,073   Securicor Group PLC (United Kingdom) (NON)                      777,560
 ....................................................................................................
                 229,540   Tomkins PLC (United Kingdom)                                  1,078,676
 ....................................................................................................
                 115,003   Tyco International Ltd.                                       8,675,539
 ....................................................................................................
                  22,900   United Technologies Corp.                                     2,490,375
----------------------------------------------------------------------------------------------------
                                                                                        14,761,213
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.2%)
 ....................................................................................................
                  61,600   Hasbro, Inc.                                                  2,225,300
 ....................................................................................................
                   6,421   Select Comfort Corp. (NON)                                      169,755
----------------------------------------------------------------------------------------------------
                                                                                         2,395,055
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.0%)
 ....................................................................................................
                  35,495   Clorox Co.                                                    4,146,260
 ....................................................................................................
                  44,900   Colgate-Palmolive Co.                                         4,170,088
 ....................................................................................................
                  31,200   Estee Lauder Cos. Class A                                     2,667,600
 ....................................................................................................
                  16,000   French Fragrances Inc. (NON)                                    116,000
 ....................................................................................................
                     910   Hedstrom Holdings, Inc. 144A                                        910
 ....................................................................................................
                  29,000   KAO Corp. (Japan)                                               653,384
 ....................................................................................................
                  18,110   Kimberly-Clark Corp.                                            986,995
 ....................................................................................................
                     600   Onward Kashiyama Co. Ltd. (Japan)                                 8,047
 ....................................................................................................
                 125,855   Philip Morris Cos., Inc.                                      6,733,243
 ....................................................................................................
                   7,700   Wesley Jessen VisionCare, Inc. (NON)                            213,675
----------------------------------------------------------------------------------------------------
                                                                                        19,696,202
----------------------------------------------------------------------------------------------------
Consumer Services (1.1%)
 ....................................................................................................
                   1,300   Ambassadors International, Inc. (NON)                            19,175
 ....................................................................................................
                   9,600   America Online, Inc.                                          1,536,000
 ....................................................................................................
                     130   AmeriKing, Inc. (NON)                                             5,200
 ....................................................................................................
                   7,766   Bright Horizons, Inc. (NON)                                     209,682
 ....................................................................................................
                  11,100   Carey International, Inc. (NON)                                 194,250
 ....................................................................................................
                  13,800   Global Vacation Group, Inc. (NON)                               119,025
 ....................................................................................................
                  47,100   Interpublic Group Cos. Inc.                                   3,756,225
 ....................................................................................................
                  12,500   Market Facts, Inc. (NON)                                        325,000
 ....................................................................................................
                  24,590   McDonald's Corp.                                              1,884,209
 ....................................................................................................
                  11,200   MemberWorks Inc. (NON)                                          330,400
 ....................................................................................................
                  13,950   On Assignment, Inc. (NON)                                       481,275
 ....................................................................................................
                   4,900   PJ America Inc. (NON)                                            88,813
 ....................................................................................................
                   5,050   Steiner Leisure Ltd. (NON)                                      161,600
 ....................................................................................................
                   7,203   Strayer Education, Inc.                                         253,906
 ....................................................................................................
                   9,700   Travel Services International, Inc. (NON)                       295,850
 ....................................................................................................
                  31,200   Tricon Global Restaurants, Inc. (NON)                         1,563,900
----------------------------------------------------------------------------------------------------
                                                                                        11,224,510
----------------------------------------------------------------------------------------------------
Cosmetics (--%)
 ....................................................................................................
                  11,000   Shiseido Co., Ltd. (Japan) (NON)                                141,120
----------------------------------------------------------------------------------------------------
Education (0.1%)
 ....................................................................................................
                   9,000   Career Education Corp. (NON)                                    270,000
 ....................................................................................................
                  21,800   Education Management Corp. (NON)                                515,025
----------------------------------------------------------------------------------------------------
                                                                                           785,025
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.0%)
 ....................................................................................................
                   8,700   Applied Micro Circuits Corp. (NON)                              295,528
 ....................................................................................................
                   5,000   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                             152,500
 ....................................................................................................
                  14,700   ATMI, Inc. (NON)                                                371,175
 ....................................................................................................
                  80,802   Cookson Group PLC (United Kingdom)                              175,458
 ....................................................................................................
                  15,600   Credence Systems Corp. (NON)                                    288,600
 ....................................................................................................
                  10,686   Delaware Global Technologies Corp. (NON)                        122,889
 ....................................................................................................
                  18,700   DII Group Inc., (The) (NON)                                     430,100
 ....................................................................................................
                   4,800   DuPont Photomasks, Inc. (NON)                                   203,700
 ....................................................................................................
                  33,195   Emerson Electric Co.                                          2,008,298
 ....................................................................................................
                 104,615   General Electric Co.                                         10,677,268
 ....................................................................................................
                  15,900   Harmonic Lightwaves, Inc. (NON)                                 298,125
 ....................................................................................................
                  10,500   Helix Technology Corp.                                          136,500
 ....................................................................................................
                  29,000   Iberdola S.A. (Spain)                                           542,562
 ....................................................................................................
                  77,595   Intel Corp.                                                   9,199,857
 ....................................................................................................
                   4,400   Kulicke and Soffa Industries, Inc.                               78,100
 ....................................................................................................
                   5,200   Micrel, Inc. (NON)                                              286,000
 ....................................................................................................
                  25,300   Micron Technology, Inc. (NON)                                 1,279,231
 ....................................................................................................
                  46,290   Motorola, Inc.                                                2,826,583
 ....................................................................................................
                   4,000   Murata Manufacturing Co. Ltd. (Japan)                           165,754
 ....................................................................................................
                   8,720   Nanometrics, Inc. (NON)                                          68,125
 ....................................................................................................
                  14,746   Philips Electronics N.V. (Netherlands)                          988,559
 ....................................................................................................
                   9,400   Photronics, Inc. (NON)                                          225,306
 ....................................................................................................
                   5,930   Power Integrations, Inc. (NON)                                  148,621
 ....................................................................................................
                   4,200   QLogic Corp. (NON)                                              549,675
 ....................................................................................................
                  16,080   Rockwell International Corp.                                    780,885
 ....................................................................................................
                   4,800   Rohm Co. Ltd. (Japan)                                           436,402
 ....................................................................................................
                   9,200   Samsung Electronics Co. (South Korea)                           618,700
 ....................................................................................................
                 177,244   Siebe PLC (United Kingdom)                                      696,305
 ....................................................................................................
                   7,800   Sipex Corp. (NON)                                               273,975
 ....................................................................................................
                   4,000   Sony Corp. (Japan)                                              290,864
 ....................................................................................................
                  15,183   STMicroelectronics N.V. ADR (France) (NON)                    1,185,223
 ....................................................................................................
                   6,000   TDK Corp. (Japan)                                               547,623
 ....................................................................................................
                  48,060   Texas Instruments, Inc.                                       4,112,134
 ....................................................................................................
                   6,200   Veeco Instruments, Inc. (NON)                                   329,375
----------------------------------------------------------------------------------------------------
                                                                                        40,790,000
----------------------------------------------------------------------------------------------------
Energy-Related (--%)
 ....................................................................................................
                   3,200   Advanced Energy Industries, Inc. (NON)                           80,000
 ....................................................................................................
                  10,800   KTI, Inc. (NON)                                                 233,550
----------------------------------------------------------------------------------------------------
                                                                                           313,550
----------------------------------------------------------------------------------------------------
Entertainment (1.5%)
 ....................................................................................................
                  70,100   Carnival Corp. Class A                                        3,364,800
 ....................................................................................................
                  12,300   Cinar Films, Inc. Class B, (Canada) (NON)                       312,113
 ....................................................................................................
                  49,700   EMI Group PLC (United Kingdom) (NON)                            331,179
 ....................................................................................................
                  15,900   Sunterra Corp. (NON)                                            238,500
 ....................................................................................................
                 111,800   Time Warner, Inc.                                             6,938,588
 ....................................................................................................
                  52,700   Viacom, Inc. Class B (NON)                                    3,899,800
 ....................................................................................................
                  12,900   Vistana, Inc. (NON)                                             180,600
----------------------------------------------------------------------------------------------------
                                                                                        15,265,580
----------------------------------------------------------------------------------------------------
Environmental Control (0.6%)
 ....................................................................................................
                   6,500   Casella Waste Systems, Inc. (NON)                               241,313
 ....................................................................................................
                   8,887   Vivendi (France)                                              2,305,751
 ....................................................................................................
                  86,285   Waste Management, Inc.                                        4,023,038
----------------------------------------------------------------------------------------------------
                                                                                         6,570,102
----------------------------------------------------------------------------------------------------
Food and Beverages (2.0%)
 ....................................................................................................
                  39,785   Anheuser-Busch Cos., Inc.                                     2,610,891
 ....................................................................................................
                  81,971   Bass PLC (United Kingdom)                                     1,188,907
 ....................................................................................................
                   6,600   Coca-Cola Femsa S.A. ADR (Mexico)                                87,450
 ....................................................................................................
                   1,645   Danone (France)                                                 470,950
 ....................................................................................................
                  23,530   General Mills, Inc.                                           1,829,458
 ....................................................................................................
                  96,295   Greencore Group PLC (Ireland)                                   443,891
 ....................................................................................................
                  12,700   Hain Food Group, Inc. (The) (NON)                               317,500
 ....................................................................................................
                  33,150   Heinz (H.J.) Co.                                              1,877,119
 ....................................................................................................
                  10,326   Laurus N.V. (Netherlands) (NON)                                 260,426
 ....................................................................................................
                  15,700   Nabisco Holdings Corp. Class A                                  651,550
 ....................................................................................................
                     917   Nestle S.A. (Switzerland)                                     1,996,236
 ....................................................................................................
                   8,650   P.F. Chang's China Bistro, Inc. (NON)                           196,788
 ....................................................................................................
                 120,120   Sara Lee Corp.                                                3,385,883
 ....................................................................................................
                  55,330   The Quaker Oats Co.                                           3,292,135
 ....................................................................................................
                  89,205   Whitman Corp.                                                 2,263,577
----------------------------------------------------------------------------------------------------
                                                                                        20,872,761
----------------------------------------------------------------------------------------------------
Health Care (0.5%)
 ....................................................................................................
                   4,800   Alternative Living Services, Inc. (NON)                         164,400
 ....................................................................................................
                  20,200   American Oncology Resources, Inc. (NON)                         294,163
 ....................................................................................................
                   6,500   Brookdale Living Communities, Inc. (NON)                        126,750
 ....................................................................................................
                  29,725   Cardinal Health, Inc.                                         2,255,384
 ....................................................................................................
                   8,200   Carematrix Corp. (NON)                                          251,125
 ....................................................................................................
                   5,100   NCS HealthCare, Inc. Class A (NON)                              121,125
 ....................................................................................................
                   1,600   Pediatrix Medical Group, Inc. (NON)                              95,900
 ....................................................................................................
                   7,600   Province Healthcare Co. (NON)                                   272,650
 ....................................................................................................
                   9,675   Renal Care Group, Inc. (NON)                                    278,761
 ....................................................................................................
                  10,100   SteriGenics International, Inc. (NON)                           262,600
 ....................................................................................................
                   8,700   Sunrise Assisted Living, Inc. (NON)                             451,313
----------------------------------------------------------------------------------------------------
                                                                                         4,574,171
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.1%)
 ....................................................................................................
                   4,300   Advance Paradigm, Inc. (NON)                                    150,500
 ....................................................................................................
                  11,000   AmSurg Corp. (NON)                                               81,125
 ....................................................................................................
                   2,900   Eclipsys Corp. (NON)                                             84,100
 ....................................................................................................
                   8,300   First Consulting Group, Inc. (NON)                              170,150
 ....................................................................................................
                   8,700   Medical Manager Corp. (NON)                                     272,963
 ....................................................................................................
                  17,200   Medquist, Inc. (NON)                                            679,400
----------------------------------------------------------------------------------------------------
                                                                                         1,438,238
----------------------------------------------------------------------------------------------------
Insurance and Finance (8.3%)
 ....................................................................................................
                  18,030   Aetna Inc.                                                    1,417,609
 ....................................................................................................
                   8,723   AGF (Assurances Generales de France)
                           (France)                                                        521,004
 ....................................................................................................
                   1,609   Allianz Versicherungs AG (Germany) (NON)                        590,343
 ....................................................................................................
                 130,201   Allied Zurich AG (United Kingdom) (NON)                       1,934,837
 ....................................................................................................
                  51,090   Allstate Corp.                                                1,973,351
 ....................................................................................................
                  27,000   American Express Co.                                          2,760,750
 ....................................................................................................
                  64,800   American General Corp.                                        5,054,400
 ....................................................................................................
                  40,800   American International Group, Inc.                            3,942,300
 ....................................................................................................
                  30,745   AON Corp.                                                     1,702,504
 ....................................................................................................
                  34,000   Associates First Capital Corp.                                1,440,750
 ....................................................................................................
                   6,016   Axa S.A. (France) (NON)                                         871,931
 ....................................................................................................
                  12,600   Charter One Financial, Inc.                                     349,650
 ....................................................................................................
                  40,370   Chase Manhattan Corp.                                         2,747,683
 ....................................................................................................
                     387   Cie Finance Richemont                                           547,182
 ....................................................................................................
                  40,930   CIGNA Corp.                                                   3,164,401
 ....................................................................................................
                 104,285   Citigroup, Inc.                                               5,162,108
 ....................................................................................................
                  36,050   Comerica, Inc.                                                2,458,159
 ....................................................................................................
                  38,158   Commonwealth Bank of Australia
                           (Australia)                                                     540,477
 ....................................................................................................
                   3,610   Credit Commercial de France (France)                            335,246
 ....................................................................................................
                  30,000   Development Bank of Singapore Ltd.
                           (Singapore)                                                     270,991
 ....................................................................................................
                  40,665   Fannie Mae                                                    3,009,210
 ....................................................................................................
                  92,400   Federal Home Loan Mortgage Corp.                              5,954,025
 ....................................................................................................
                  44,210   Fleet Financial Group, Inc.                                   1,975,634
 ....................................................................................................
                  11,900   Gilman & Ciocia, Inc. (NON)                                     116,769
 ....................................................................................................
                  19,150   Inspire Insurance Solutions, Inc. (NON)                         351,881
 ....................................................................................................
                  28,167   Internationale Nederlanden Groep
                           (Netherlands)                                                 1,715,947
 ....................................................................................................
                 165,300   Istituto Nazionale delle Assicurazioni
                           (Italy)                                                         436,923
 ....................................................................................................
                     285   Julius Baer Holdings AG (Switzerland)                           947,233
 ....................................................................................................
                  57,050   Lehman Brothers Holding, Inc.                                 2,513,766
 ....................................................................................................
                       1   Liberty Life Association of Africa Ltd.
                           (South Africa)                                                       11
 ....................................................................................................
                 103,350   MBNA Corp.                                                    2,577,291
 ....................................................................................................
                  32,415   Mercantile Bancorpation, Inc.                                 1,495,142
 ....................................................................................................
                  48,850   Merrill Lynch & Co., Inc.                                     3,260,738
 ....................................................................................................
                  27,362   Morgan (J.P.) & Co., Inc.                                     2,874,720
 ....................................................................................................
                   1,084   Munich Re (Germany) (NON)                                       525,304
 ....................................................................................................
                  28,100   National City Corp.                                           2,037,250
 ....................................................................................................
                 289,000   Nikko Securities Co. Ltd. (Japan) (NON)                         804,338
 ....................................................................................................
                  46,689   Nordbanken Holding AG (Sweden)                                  298,994
 ....................................................................................................
                  46,000   Overseas Union Bank Ltd. (Singapore)                            200,788
 ....................................................................................................
                  10,800   Promise Co., Ltd. (Japan)                                       561,089
 ....................................................................................................
                  24,765   Providian Financial Corp.                                     1,857,375
 ....................................................................................................
                   8,750   Reinsurance Group America, Inc.                                 612,500
 ....................................................................................................
                  83,380   Royal & Sun Alliance Insurance Group
                           PLC (United Kingdom)                                            678,269
 ....................................................................................................
                   5,115   Royal Bank of Canada (Canada)                                   255,834
 ....................................................................................................
                   4,035   Societe Generale (France)                                       653,403
 ....................................................................................................
                  30,700   SunAmerica, Inc.                                              2,490,538
 ....................................................................................................
                  14,373   Svenska Handelsbanken (Sweden)                                  605,365
 ....................................................................................................
                 112,900   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           2,660,206
 ....................................................................................................
                  20,000   The Equitable Companies, Inc.                                 1,157,500
 ....................................................................................................
                   6,256   UBS AG (Switzerland)                                          1,922,120
 ....................................................................................................
                   4,113   Unidanmark AS (Denmark)                                         370,222
 ....................................................................................................
                  50,057   Washington Mutual, Inc.                                       1,911,552
----------------------------------------------------------------------------------------------------
                                                                                        84,617,613
----------------------------------------------------------------------------------------------------
Managed Services (--%)
 ....................................................................................................
                   8,400   Centennial HealthCare Corp. (NON)                               130,200
----------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ....................................................................................................
                  34,100   American Bank Note Holographics, Inc. (NON)                     596,750
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.9%)
 ....................................................................................................
                  49,620   Baxter International, Inc.                                    3,191,186
 ....................................................................................................
                  27,800   Centocor, Inc. (NON)                                          1,254,475
 ....................................................................................................
                   5,000   Igen, Inc. (NON)                                                153,125
 ....................................................................................................
                  28,035   Johnson & Johnson                                             2,351,436
 ....................................................................................................
                  13,600   McKesson Corp.                                                1,075,250
 ....................................................................................................
                   4,500   Minimed, Inc. (NON)                                             471,375
 ....................................................................................................
                  11,200   Sabratek Corp. (NON)                                            183,400
 ....................................................................................................
                  15,900   Theargenics Corp. (NON)                                         267,319
 ....................................................................................................
                  18,350   Xomed Surgical Products Inc. (NON)                              587,200
----------------------------------------------------------------------------------------------------
                                                                                         9,534,766
----------------------------------------------------------------------------------------------------
Oil and Gas (3.3%)
 ....................................................................................................
                  47,950   Atlantic Richfield Co.                                        3,128,738
 ....................................................................................................
                  25,017   British Petroleum PLC ADR
                           (United Kingdom)                                              2,376,615
 ....................................................................................................
                  65,986   Burmah Castrol PLC (United Kingdom)                             940,654
 ....................................................................................................
                  36,835   Chevron, Inc.                                                 3,055,003
 ....................................................................................................
                  53,000   Conoco, Inc. (NON)                                            1,106,375
 ....................................................................................................
                  10,752   Elf Aquitaine S.A. (France)                                   1,242,828
 ....................................................................................................
                  11,495   Enron Corp.                                                     655,933
 ....................................................................................................
                 149,626   Ente Nazionale Idrocarburi (ENI) SPA
                           (Italy) (NON)                                                   978,540
 ....................................................................................................
                 118,706   Exxon Corp.                                                   8,680,376
 ....................................................................................................
                  46,850   Halliburton Co.                                               1,387,931
 ....................................................................................................
                 153,000   Hong Kong and China Gas Co., Ltd.
                           (Hong Kong)                                                     194,543
 ....................................................................................................
                  45,160   Kerr-McGee Corp.                                              1,727,370
 ....................................................................................................
                  30,140   Mobil Corp.                                                   2,625,948
 ....................................................................................................
                  61,595   Sonat, Inc.                                                   1,666,915
 ....................................................................................................
                  32,745   Texaco, Inc.                                                  1,731,392
 ....................................................................................................
                  51,100   Tosco Corp.                                                   1,322,213
 ....................................................................................................
                   8,902   Total S.A. Class B, (France)                                    901,557
----------------------------------------------------------------------------------------------------
                                                                                        33,722,931
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.3%)
 ....................................................................................................
                  61,895   Boise Cascade Corp.                                           1,918,745
 ....................................................................................................
                  34,791   Svenska Cellulosa AB Class B, (Sweden)                          758,375
----------------------------------------------------------------------------------------------------
                                                                                         2,677,120
----------------------------------------------------------------------------------------------------
Pharmaceuticals (5.4%)
 ....................................................................................................
                  72,285   American Home Products Corp.                                  4,070,549
 ....................................................................................................
                  73,500   Bristol-Myers Squibb Co.                                      9,835,219
 ....................................................................................................
                  14,400   Coulter Pharmaceutical, Inc. (NON)                              432,000
 ....................................................................................................
                   8,000   Eisai Co. Ltd. (Japan) (NON)                                    155,505
 ....................................................................................................
                  18,612   Glaxo Wellcome PLC (United Kingdom)                             638,004
 ....................................................................................................
                  49,100   Lilly (Eli) & Co.                                             4,363,763
 ....................................................................................................
                  10,200   Medicis Pharmaceutical Corp. Class A (NON)                      608,175
 ....................................................................................................
                  30,000   Merck & Co., Inc.                                             4,430,625
 ....................................................................................................
                   1,307   Novartis AG ADR (Switzerland)                                 2,569,276
 ....................................................................................................
                  42,700   Pfizer, Inc.                                                  5,356,181
 ....................................................................................................
                 101,922   Pharmacia & Upjohn, Inc.                                      5,771,333
 ....................................................................................................
                  37,146   Pharmacia & Upjohn, Inc. ADS (Sweden)                         2,076,882
 ....................................................................................................
                   3,100   Priority Healthcare Corp. Class B (NON)                         160,813
 ....................................................................................................
                  26,000   Sankyo Co., Ltd. (Japan)                                        567,415
 ....................................................................................................
                 118,400   Schering-Plough Corp.                                         6,541,600
 ....................................................................................................
                  83,600   Warner-Lambert Co.                                            6,285,675
 ....................................................................................................
                  27,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                         868,351
----------------------------------------------------------------------------------------------------
                                                                                        54,731,366
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (0.1%)
 ....................................................................................................
                  26,800   Quintiles Transnational Corp. (NON)                           1,430,450
----------------------------------------------------------------------------------------------------
Photography (0.3%)
 ....................................................................................................
                  41,200   Canon, Inc. (Japan)                                             879,113
 ....................................................................................................
                  29,260   Eastman Kodak Co.                                             2,106,720
----------------------------------------------------------------------------------------------------
                                                                                         2,985,833
----------------------------------------------------------------------------------------------------
Publishing (0.4%)
 ....................................................................................................
                   4,400   Consolidated Graphics, Inc. (NON)                               297,275
 ....................................................................................................
                  14,235   McGraw-Hill, Inc.                                             1,450,191
 ....................................................................................................
                  38,000   Times Mirror Co. Class A                                      2,128,000
----------------------------------------------------------------------------------------------------
                                                                                         3,875,466
----------------------------------------------------------------------------------------------------
Real Estate (--%)
 ....................................................................................................
                  55,000   Cheung Kong Holdings Ltd. (Hong Kong)                           395,819
 ....................................................................................................
                 165,300   Unione Immobiliare SPA (Italy) (NON)                             86,284
----------------------------------------------------------------------------------------------------
                                                                                           482,103
----------------------------------------------------------------------------------------------------
Retail (5.2%)
 ....................................................................................................
                   8,462   99 Cents Only Stores (NON)                                      415,696
 ....................................................................................................
                   7,700   Bebe Stores, Inc. (NON)                                         272,388
 ....................................................................................................
                   7,400   Coldwater Creek Inc. (NON)                                      101,750
 ....................................................................................................
                  38,900   Coles Myer Ltd. (Australia) (NON)                               203,382
 ....................................................................................................
                   7,900   Cost Plus, Inc. (NON)                                           247,863
 ....................................................................................................
                  65,600   Costco Companies, Inc. (NON)                                  4,735,500
 ....................................................................................................
                 113,654   CVS Corp.                                                     6,250,970
 ....................................................................................................
                  63,875   Dixons Group PLC (United Kingdom)                               895,209
 ....................................................................................................
                  29,900   Federated Department Stores, Inc. (NON)                       1,302,519
 ....................................................................................................
                  25,200   Gap, Inc. (The)                                               1,417,500
 ....................................................................................................
                   8,500   Hibbett Sporting Goods, Inc. (NON)                              206,125
 ....................................................................................................
                  78,800   Home Depot, Inc. (The)                                        4,821,575
 ....................................................................................................
                 122,110   K mart Corp. (NON)                                            1,869,809
 ....................................................................................................
                  33,400   Koninklijke Ahold N.V. (Netherlands)                          1,233,285
 ....................................................................................................
                  20,200   Kroger Co. (NON)                                              1,222,100
 ....................................................................................................
                  19,000   Linens 'N Things, Inc. (NON)                                    752,875
 ....................................................................................................
                  53,970   Marks & Spencer PLC (United Kingdom)                            368,802
 ....................................................................................................
                  32,405   Penney (J.C.) Co., Inc.                                       1,518,984
 ....................................................................................................
                  26,725   Rent-Way, Inc. (NON)                                            649,760
 ....................................................................................................
                  77,900   Safeway, Inc. (NON)                                           4,747,031
 ....................................................................................................
                  45,880   Sears, Roebuck & Co.                                          1,949,900
 ....................................................................................................
                  12,700   The Men's Wearhouse, Inc. (NON)                                 403,225
 ....................................................................................................
                 119,000   TJX Cos., Inc. (The)                                          3,451,000
 ....................................................................................................
                  68,120   Toys "R" Us, Inc. (NON)                                       1,149,525
 ....................................................................................................
                  12,722   Vendex International N.V.
                           (Netherlands)                                                   308,658
 ....................................................................................................
                 103,900   Wal-Mart Stores, Inc.                                         8,461,356
 ....................................................................................................
                  75,600   Walgreen Co.                                                  4,427,325
----------------------------------------------------------------------------------------------------
                                                                                        53,384,112
----------------------------------------------------------------------------------------------------
Satellite Services (0.1%)
 ....................................................................................................
                  24,199   Hellenic Telecommunication
                           Organization S.A. (Greece)                                      643,522
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.1%)
 ....................................................................................................
                   7,500   Action Performance Cos., Inc. (NON)                             265,313
 ....................................................................................................
                   6,338   Gucci Group N.V. (Netherlands)                                  308,185
 ....................................................................................................
                  14,000   Guitar Center, Inc. (NON)                                       344,750
----------------------------------------------------------------------------------------------------
                                                                                           918,248
----------------------------------------------------------------------------------------------------
Telecommunications (4.0%)
 ....................................................................................................
                  25,700   Airtouch Communications, Inc. (NON)                           1,853,613
 ....................................................................................................
                  31,700   ALLTEL Corp.                                                  1,896,056
 ....................................................................................................
                  36,700   Ascend Communications, Inc. (NON)                             2,413,025
 ....................................................................................................
                   7,000   BCE, Inc. (Canada) (NON)                                        264,587
 ....................................................................................................
                   8,100   Black Box Corp. (NON)                                           306,788
 ....................................................................................................
                  60,800   Cable & Wireless Optus Ltd. 144A
                           (Australia) (NON)                                               127,525
 ....................................................................................................
                 108,801   Cable & Wireless PLC (United Kingdom)                         1,332,776
 ....................................................................................................
                  22,360   Deutsche Telekom AG (Germany) (NON)                             735,800
 ....................................................................................................
                  13,300   E. Spire Communications, Inc. (NON)                              84,788
 ....................................................................................................
                  40,189   Ericsson Class B, (Sweden)                                      955,231
 ....................................................................................................
                   3,709   Excel Switching Corp. (NON)                                     140,942
 ....................................................................................................
                   3,600   Exodus Communications, Inc. (NON)                               231,300
 ....................................................................................................
                   4,380   France Telecom S.A. (France)                                    347,974
 ....................................................................................................
                  31,300   General Instrument Corp. (NON)                                1,062,244
 ....................................................................................................
                   6,900   Intermedia Communications, Inc. (NON)                           119,025
 ....................................................................................................
                  71,900   Lucent Technologies, Inc.                                     7,909,000
 ....................................................................................................
                  50,175   MediaOne Group Inc. (NON)                                     2,358,225
 ....................................................................................................
                  91,300   MCI WorldCom, Inc. (NON)                                      6,550,775
 ....................................................................................................
                  33,800   Orange PLC ADR (United Kingdom) (NON)                           391,396
 ....................................................................................................
                  12,886   Oy Nokia AB Class A, (Finland)                                1,567,609
 ....................................................................................................
                  11,427   Portugal Telecom S.A. (Portugal)                                523,133
 ....................................................................................................
                  11,307   Royal PTT (United Kingdom)                                      565,500
 ....................................................................................................
                   1,500   Swisscom AG                                                     627,970
 ....................................................................................................
                 237,300   Telecom Italia SPA (Italy)                                    2,026,128
 ....................................................................................................
                       2   Telecomunicacoes de Sao Paulo S.A.
                           (Brazil)                                                             80
 ....................................................................................................
                   3,285   Telesp Celular Participacoes S.A. ADR
                           (Brazil) (NON)                                                   57,497
 ....................................................................................................
                   8,212   Telesp Participacoes S.A. ADR (Brazil)                          181,691
 ....................................................................................................
                  34,753   Telfonica de Espana (Spain) (NON)                             1,545,285
 ....................................................................................................
                  34,753   Telfonica S.A. (France) (NON)                                    30,857
 ....................................................................................................
                  58,681   U S West, Inc.                                                3,792,260
 ....................................................................................................
                  20,038   Vodafone Group PLC (United Kingdom)                             324,178
 ....................................................................................................
                   6,400   WinStar Communications. Inc. (NON)                              249,600
----------------------------------------------------------------------------------------------------
                                                                                        40,572,858
----------------------------------------------------------------------------------------------------
Transportation (0.8%)
 ....................................................................................................
                  44,200   Bombardier, Inc. (Canada)                                       635,348
 ....................................................................................................
                 103,709   British Airways PLC (United Kingdom)                            696,657
 ....................................................................................................
                  53,018   Burlington Northern Santa Fe Corp.                            1,789,358
 ....................................................................................................
                  10,887   Deutsche Lufthansa AG (Germany)                                 240,582
 ....................................................................................................
                  14,100   Eagle USA Airfreight, Inc. (NON)                                345,450
 ....................................................................................................
                   7,750   Expeditors International of
                           Washington, Inc.                                                325,500
 ....................................................................................................
                  21,900   Mesaba Holdings, Inc.                                           451,688
 ....................................................................................................
                  43,333   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom)                                 510,343
 ....................................................................................................
                  12,000   Singapore Airlines Ltd. (Singapore)                              88,027
 ....................................................................................................
                   9,800   SkyWest, Inc.                                                   320,338
 ....................................................................................................
                  89,797   Southwest Airlines Co.                                        2,014,820
 ....................................................................................................
                  30,065   TNT Post Group N.V. (Netherlands) (NON)                         967,775
----------------------------------------------------------------------------------------------------
                                                                                         8,385,886
----------------------------------------------------------------------------------------------------
Utilities (4.5%)
 ....................................................................................................
                  65,210   American Telephone & Telegraph Co.                            4,907,053
 ....................................................................................................
                  22,280   Ameritech Corp.                                               1,411,995
 ....................................................................................................
                  11,800   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    227,150
 ....................................................................................................
                  44,295   Consolidated Edison, Inc.                                     2,342,098
 ....................................................................................................
                  41,060   Dominion Resources, Inc.                                      1,919,555
 ....................................................................................................
                  32,085   Duke Energy Corp.                                             2,055,445
 ....................................................................................................
                  61,510   Edison International                                          1,714,591
 ....................................................................................................
                  29,977   Electricidade de Portugal S.A. (Portugal)                       659,007
 ....................................................................................................
                  70,780   Entergy Corp.                                                 2,203,028
 ....................................................................................................
                  52,900   GTE Corp.                                                     3,438,500
 ....................................................................................................
                  16,200   Independent Energy Holdings PLC
                           (United Kingdom) (NON)                                          145,800
 ....................................................................................................
                     127   Nippon Telegraph and Telephone Corp.
                           (Japan)                                                         978,477
 ....................................................................................................
                  55,400   Peco Energy Co.                                               2,306,025
 ....................................................................................................
                 155,356   SBC Communications, Inc.                                      8,330,966
 ....................................................................................................
                 161,115   Scottish Power PLC (United Kingdom)                           1,649,122
 ....................................................................................................
                  81,355   Sprint Corp.                                                  6,843,989
 ....................................................................................................
                   6,702   Telefonos de Mexico S.A. Class L, ADR
                           (Mexico)                                                        326,304
 ....................................................................................................
                  42,220   Texas Utilities Co.                                           1,971,013
 ....................................................................................................
                  46,700   Tokyo Electric Power Co. (Japan)                              1,151,202
 ....................................................................................................
                  18,407   Veba (Vereinigte Elektrizitaets Bergwerks)
                           AG (Germany)                                                  1,102,010
----------------------------------------------------------------------------------------------------
                                                                                        45,683,330
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $475,816,457)                                        $637,587,775
----------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (10.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
U.S. Government Agency Mortgage Obligations (7.2%)
 ....................................................................................................
              $5,265,936   Federal Home Loan Mortgage Corp.
                           Pass-through Certificates 7 1/2s,
                           April 1, 2028                                                $5,407,432
 ....................................................................................................
                           Federal National Mortgage Association
 ....................................................................................................
               3,895,000     6 1/2s,  TBA January 15, 2029                               3,920,551
 ....................................................................................................
               3,910,000     6s, Dwarf, TBA, January 15, 2014                            3,919,775
 ....................................................................................................
               5,040,000     6s, TBA, January 15, 2029                                   4,973,844
 ....................................................................................................
                 120,040   Federal National Mortgage Association
                           Adjustable Rate Mortgage 7.346s,
                           July 1, 2025                                                    121,241
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
                 364,000     7 1/2s, July 1, 2007                                          377,249
 ....................................................................................................
               3,080,317     7s, Dwarf, October 1, 2011                                  3,145,774
 ....................................................................................................
               4,487,150     6 1/2s, with due dates from
                             June 1, 2028 to November 1, 2028                            4,516,587
 ....................................................................................................
               4,590,403     6 1/2s, Dwarf, with due dates from
                             July 1, 2010 to September 1, 2013                           4,654,944
 ....................................................................................................
               3,210,000     6s, May 15, 2008                                            3,388,540
 ....................................................................................................
               5,352,130     6s, Dwarf, with due dates from
                             March 1, 2013 to October 1, 2013                            5,365,510
 ....................................................................................................
               1,370,000     5 3/4s, April 15, 2003                                      1,406,387
 ....................................................................................................
               4,437,857     5 1/2s, Dwarf, with due dates from
                             February 1, 2011 to June 1, 2011                            4,394,854
 ....................................................................................................
                           Government National Mortgage
                           Association
 ....................................................................................................
               2,385,000     8s, TBA, January 15, 2029                                   2,478,897
 ....................................................................................................
                  90,394   Government National Mortgage
                           Association Adjustable Rate Mortgage
                           7s, September 20, 2024                                           91,722
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
                  57,874     11s, December 15, 2015                                         64,360
 ....................................................................................................
                 828,343     10s, June 15, 2013                                            903,929
 ....................................................................................................
               2,003,640     8s, with due dates from
                             September15, 2020 to June 15, 2027                          2,084,713
 ....................................................................................................
               2,799,522     7 1/2s, with due dates from
                             January 15, 2023 to January 15, 2024                        2,888,742
 ....................................................................................................
               9,701,074     7s, with due dates from
                             October 15, 2023 to
                             December 15, 2028                                           9,925,821
 ....................................................................................................
               7,031,977     6 1/2s, with due dates from
                             December 15, 2027 to
                             December 15, 2028                                           7,102,297
----------------------------------------------------------------------------------------------------
                                                                                        71,133,169
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (3.2%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
               2,105,000     6 3/8s, August 15, 2027 (SEG)                               2,419,424
 ....................................................................................................
               3,015,000     6 1/8s, November 15, 2027                                   3,374,901
 ....................................................................................................
                   5,000     5 1/2s, August 15, 2028                                         5,234
 ....................................................................................................
                 728,000     5 5/8s, May 15, 2008 (SEG)                                    776,798
 ....................................................................................................
               2,505,000     5 1/4s, November 15, 2028                                   2,564,494
 ....................................................................................................
               6,100,000     5 1/4s, August 15, 2003 (SEG)                               6,255,367
 ....................................................................................................
               3,805,000     4 3/4s, November 15, 2008                                   3,834,717
 ....................................................................................................
               2,480,000     4 5/8s, November 30, 2000                                   2,481,538
 ....................................................................................................
               7,265,000     4 1/2s, September 30, 2000                                  7,249,090
 ....................................................................................................
               3,515,000     4 1/4s, November 15, 2003                                   3,469,973
 ....................................................................................................
                 550,000     4s, October 31, 2000                                          544,071
----------------------------------------------------------------------------------------------------
                                                                                        32,975,607
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $104,303,966)                                        $104,108,776
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (8.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
Advertising (0.1%)
 ....................................................................................................
                $100,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                  $107,500
 ....................................................................................................
                 255,000   Lamar Advertising Co. sr. sub. notes
                           9 5/8s, 2006                                                    275,400
 ....................................................................................................
                  20,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                            21,200
 ....................................................................................................
                 225,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                              238,500
 ....................................................................................................
                  15,000   Outdoor Systems, Inc. sr. sub. notes
                           9 3/8s, 2006                                                     16,200
 ....................................................................................................
                 100,000   Outdoor Systems, Inc. company
                           guaranty 8 7/8s, 2007                                           106,750
----------------------------------------------------------------------------------------------------
                                                                                           765,550
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.2%)
 ....................................................................................................
                  20,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                     18,900
 ....................................................................................................
                  60,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                     56,700
 ....................................................................................................
                 110,000   Aviation Sales Co. company guaranty
                           8 1/8s, 2008                                                    108,900
 ....................................................................................................
                 200,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2006                                            208,500
 ....................................................................................................
                  40,000   BE Aerospace, Inc. 144A sr. sub.
                           notes 9 1/2s, 2008                                               42,200
 ....................................................................................................
                  60,000   BE Aerospace, Inc. sr. sub. notes
                           Ser. B, 8s, 2008                                                 58,800
 ....................................................................................................
                 125,000   Derlan Industries Ltd. sr. notes 10s,
                           2007 (Canada)                                                   101,250
 ....................................................................................................
                  25,000   K&F Industries, Inc. sr. sub. notes Ser. B,
                           9 1/4s, 2007                                                     25,250
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub.
                           notes Ser. B, 10 3/8s, 2007                                      54,875
 ....................................................................................................
                  50,000   L-3 Communications Corp. sr. sub.
                           notes 8 1/2s, 2008                                               51,500
 ....................................................................................................
                  50,000   L-3 Communications Corp. 144A
                           sr. sub. notes 8s, 2008                                          50,375
 ....................................................................................................
                 275,000   Lockheed Martin Corp. company
                           guaranty 7 1/4s, 2006                                           297,525
 ....................................................................................................
                 460,000   Raytheon Co notes 6.45s, 2002                                   471,785
 ....................................................................................................
                   5,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                           5,088
----------------------------------------------------------------------------------------------------
                                                                                         1,551,648
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
                 579,913   Premium Standard Farms, Inc. sr. sec.
                           notes 11s, 2003 (acquired various
                           dates from 10/11/96 to 4/7/97
                           cost $594,783) (PIK) (RES)                                      579,913
 ....................................................................................................
                 100,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                         99,500
----------------------------------------------------------------------------------------------------
                                                                                           679,413
----------------------------------------------------------------------------------------------------
Apparel (--%)
 ....................................................................................................
                  50,000   Sassco Fashions Ltd. sr. notes
                           12 3/4s, 2004                                                    49,500
 ....................................................................................................
                  50,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 12s, 2008                                          53,750
 ....................................................................................................
                 125,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 10 3/8s, 2006                                     134,375
----------------------------------------------------------------------------------------------------
                                                                                           237,625
----------------------------------------------------------------------------------------------------
Automotive (0.3%)
 ....................................................................................................
                  40,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                  42,000
 ....................................................................................................
                 380,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                         432,151
 ....................................................................................................
                 170,000   Hayes Lemmerz International, Inc.
                           144A company guaranty 8 1/4s, 2008                              169,150
 ....................................................................................................
               1,810,000   Hertz Corp. sr. notes 7s, 2028                                1,859,485
 ....................................................................................................
                  75,000   Lear Corp. sub. notes 9 1/2s, 2006                               82,688
 ....................................................................................................
                 180,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                                183,150
 ....................................................................................................
                 250,000   Navistar International Corp. sr. notes
                           Ser. B, 7s, 2003                                                251,250
 ....................................................................................................
                  45,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                             44,100
 ....................................................................................................
                 160,000   Talon Automotive Group sr. sub. notes
                           Ser. B, 9 5/8s, 2008                                            153,600
----------------------------------------------------------------------------------------------------
                                                                                         3,217,574
----------------------------------------------------------------------------------------------------
Banks (0.1%)
 ....................................................................................................
                 385,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                    394,544
 ....................................................................................................
                 835,000   Fuji JGB Inv. LLC 144A FLIRB 9.87s,
                           2049 (Japan)                                                    597,250
 ....................................................................................................
                   5,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                               5,564
 ....................................................................................................
                  15,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                           12,000
 ....................................................................................................
                   5,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                         3,750
 ....................................................................................................
                  10,000   Ocwen Financial Corp. notes
                           11 7/8s, 2003                                                     7,500
 ....................................................................................................
                  30,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                             31,150
 ....................................................................................................
                  70,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                              79,465
 ....................................................................................................
                  80,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                     81,314
 ....................................................................................................
                  50,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                                47,636
 ....................................................................................................
                   5,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                       5,214
----------------------------------------------------------------------------------------------------
                                                                                         1,265,387
----------------------------------------------------------------------------------------------------
Basic Industrial Products (--%)
 ....................................................................................................
                  65,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                        68,828
 ....................................................................................................
                 125,000   W. R. Carpenter North America, Inc.
                           company guaranty 10 5/8s, 2007                                  126,563
----------------------------------------------------------------------------------------------------
                                                                                           195,391
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                 115,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                       117,300
 ....................................................................................................
                 390,000   Benedek Broadcasting sr. notes
                           11 7/8s, 2005                                                   425,100
 ....................................................................................................
                 175,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           2/1/02), 2009 (STP)                                             143,500
 ....................................................................................................
                 110,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                    114,400
 ....................................................................................................
                   1,300   CBS Corp. sub. deb. 11 3/8s, 2009 (PIK)                           1,521
 ....................................................................................................
                  70,000   CBS Corp. notes 6 7/8s, 2003                                     72,353
 ....................................................................................................
                  10,000   Central European Media Enterprises
                           Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                             8,350
 ....................................................................................................
                  40,000   Chancellor Media Corp. sr. sub notes
                           Ser. B, 8 1/8s, 2007                                             40,000
 ....................................................................................................
                 320,000   Chancellor Media Corp. 144A sr. notes
                           8s, 2008                                                        327,200
 ....................................................................................................
                  40,000   Citadel Broadcasting, Inc. sr. sub. notes
                           10 1/4s, 2007                                                    43,600
 ....................................................................................................
                  90,000   Citadel Broadcasting, Inc. 144A sr. sub.
                           notes 9 1/4s, 2008                                               94,050
 ....................................................................................................
                 100,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                       104,618
 ....................................................................................................
                 100,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero % (11.2s,
                           11/15/00), 2007 (Bermuda) (STP)                                  84,000
 ....................................................................................................
                  55,000   Fox Family Worldwide, Inc. sr. disc.
                           notes stepped-coupon zero % (10 1/4s,
                           11/1/02), 2007 (STP)                                             34,650
 ....................................................................................................
                 130,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                    128,700
 ....................................................................................................
                  60,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                     61,200
 ....................................................................................................
                 225,000   Granite Broadcasting Corp. sr. sub.
                           notes 9 3/8s, 2005                                              221,625
 ....................................................................................................
                  15,000   Gray Communications Systems, Inc.
                           sr. sub. notes 10 5/8s, 2006                                     16,125
 ....................................................................................................
                  75,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                    81,375
 ....................................................................................................
                  30,000   Pegasus Communications Corp. 144A
                           sr. notes 9 3/4s, 2006                                           30,075
 ....................................................................................................
                  10,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s, (12s,
                           5/15/00), 2004 (STP)                                             10,000
 ....................................................................................................
                 100,000   Sinclair Broadcast Group, Inc. sr. sub.
                           notes 8 3/4s, 2007                                              101,000
 ....................................................................................................
                  80,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                                84,800
 ....................................................................................................
                 200,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                    209,000
 ....................................................................................................
                 100,000   Young Broadcasting Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                   100,500
----------------------------------------------------------------------------------------------------
                                                                                         2,655,042
----------------------------------------------------------------------------------------------------
Building and Construction (--%)
 ....................................................................................................
                  90,000   Albecca Inc. 144A sr. sub. notes
                           10 3/4s, 2008                                                    88,650
 ....................................................................................................
                  25,000   American Architectural Products Corp.
                           company guaranty 11 3/4s, 2007                                   21,250
 ....................................................................................................
                  10,000   Building Materials Corp. sr. notes
                           Ser. B, 8 5/8s, 2006                                             10,350
 ....................................................................................................
                  50,000   Building Materials Corp. 144A sr. notes
                           8s, 2008                                                         50,188
 ....................................................................................................
                  25,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                               16,250
 ....................................................................................................
                  80,000   D.R. Horton Inc. company guaranty
                           10s, 2006                                                        82,400
 ....................................................................................................
                 155,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004                                                     83,700
 ....................................................................................................
                  40,000   Jackson Products, Inc. company
                           guaranty Ser. B, 9 1/2s, 2005                                    40,000
 ....................................................................................................
                  90,000   Morris Material Handling, Inc.
                           company guaranty 9 1/2s, 2008                                    66,600
 ....................................................................................................
                  35,000   Presley Cos. sr. notes 12 1/2s, 2001                             29,575
 ....................................................................................................
                  10,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                     5,000
----------------------------------------------------------------------------------------------------
                                                                                           493,963
----------------------------------------------------------------------------------------------------
Building Products (--%)
 ....................................................................................................
                  75,000   Southdown, Inc. sr. sub. notes
                           Ser. B, 10s, 2006                                                81,000
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.1%)
 ....................................................................................................
                  80,000   Cendant Corp. notes 7 1/2s, 2000                                 80,496
 ....................................................................................................
                  80,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                             72,000
 ....................................................................................................
                 175,000   Iron Mountain, Inc. company guaranty
                           10 1/8s, 2006                                                   189,875
 ....................................................................................................
                  50,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                     51,500
 ....................................................................................................
                  50,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                                48,250
 ....................................................................................................
                 110,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                            69,300
 ....................................................................................................
                 153,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                   170,595
 ....................................................................................................
                  20,000   United Stationer Supply, Inc. sr. sub. notes
                           8 3/8s, 2008                                                     19,956
----------------------------------------------------------------------------------------------------
                                                                                           701,972
----------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ....................................................................................................
                  40,000   Acme Television sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           9/30/00), 2004 (STP)                                             31,900
 ....................................................................................................
                  10,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 10 1/4s, 2000                                  10,375
 ....................................................................................................
                 200,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                  221,250
 ....................................................................................................
                 160,000   Adelphia Communications Corp. 144A
                           sr. notes 8 3/8s, 2008                                          165,600
 ....................................................................................................
                 300,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2013                                                    334,500
 ....................................................................................................
                  10,000   CSC Holdings, Inc. sr. sub. notes
                           9 1/4s, 2005                                                     10,750
 ....................................................................................................
                  30,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                             30,541
 ....................................................................................................
                  80,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                        81,096
 ....................................................................................................
                 225,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005 (United
                           Kingdom) (STP)                                                  185,063
 ....................................................................................................
                  70,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                           44,188
 ....................................................................................................
                 200,000   Grupo Televisa S.A. sr. disc. notes
                           stepped-coupon zero % (13 1/4s,
                           5/15/01), 2008 (Mexico) (STP)                                   147,500
 ....................................................................................................
                 200,000   Grupo Televisa S.A. 144A sr. notes
                           11 7/8s, 2006 (Mexico)                                          197,000
 ....................................................................................................
                 125,000   Jones Intercable, Inc. sr. sub. deb.
                           10 1/2s, 2008                                                   136,250
 ....................................................................................................
                  20,000   Jones Intercable, Inc. sr. notes 9 5/8s, 2002                    21,550
 ....................................................................................................
                  75,000   Marcus Cable Co. (L.P.) sr. sub.
                           disc. notes stepped-coupon zero %
                           (13 1/2s, 8/1/99), 2004 (STP)                                    75,188
 ....................................................................................................
                  90,000   RCN Corp. sr. disc. notes
                           stepped-coupon zero %,
                           (11 1/8s, 10/15/02), 2007 (STP)                                  52,200
 ....................................................................................................
                  30,000   Rogers Cablesystems Ltd. sr. notes
                           Ser. B, 10s, 2005                                                33,600
 ....................................................................................................
                 181,000   SFX Broadcasting, Inc. sr. sub. notes
                           Ser. B, 10 3/4s, 2006                                           200,910
 ....................................................................................................
               1,050,000   TCI Communications, Inc. sr. notes
                           8.65s, 2004                                                   1,203,300
 ....................................................................................................
                  30,000   TeleWest Communications PLC 144A
                           sr. notes 11 1/4s, 2008 (United Kingdom)                         33,750
 ....................................................................................................
                 120,000   United International Holdings
                           sr. disc. notes stepped-coupon Ser. B,
                           zero % (10 3/4s, 2/15/03), 2008 (STP)                            63,600
----------------------------------------------------------------------------------------------------
                                                                                         3,280,111
----------------------------------------------------------------------------------------------------
Chemicals (0.4%)
 ....................................................................................................
                  60,000   Geo Specialty Chemicals, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                     58,200
 ....................................................................................................
                  70,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                     69,650
 ....................................................................................................
                 110,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.031s, 2007                                                103,950
 ....................................................................................................
                 105,000   ISP Holdings, Inc. sr. notes Ser. B,
                           9 3/4s, 2002                                                    109,463
 ....................................................................................................
                 430,000   Lubrizol Corp. notes 5 7/8s, 2008                               428,534
 ....................................................................................................
               1,310,000   Monsanto Co. 144A deb. 6.6s, 2028                             1,305,703
 ....................................................................................................
                  30,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                           23,400
 ....................................................................................................
                  47,298   Polytama International notes
                           11 1/4s, 2007 (Indonesia)                                         9,460
 ....................................................................................................
               1,710,000   Solutia Inc. bonds 6.72s, 2037                                1,754,888
 ....................................................................................................
                 100,000   Sterling Chemicals Holdings sr. disc. notes
                           stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                   40,000
 ....................................................................................................
                  90,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                         40,500
 ....................................................................................................
                  80,000   Union Carbide Global Enterprises
                           sr. sub. notes Ser. B, 12s, 2005                                 84,000
----------------------------------------------------------------------------------------------------
                                                                                         4,027,748
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.1%)
 ....................................................................................................
                  20,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                    20,400
 ....................................................................................................
                 885,000   Dell Computer Corp. deb. 7.1s, 2028                             896,700
 ....................................................................................................
                 110,000   PSINet, Inc. 144A sr. notes 11 1/2s, 2008                       114,950
 ....................................................................................................
                  60,000   PSINet, Inc. sr. notes Ser. B, 10s, 2005                         58,800
 ....................................................................................................
                  30,000   Unisys Corp. sr. notes 7 7/8s, 2008                              31,800
 ....................................................................................................
                  50,000   Verio Inc. 144A sr. notes 11 1/4s, 2008                          50,500
----------------------------------------------------------------------------------------------------
                                                                                         1,173,150
----------------------------------------------------------------------------------------------------
Computers (--%)
 ....................................................................................................
                 195,000   IPC Information Systems sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           11/1/01), 2008 (STP)                                            122,850
----------------------------------------------------------------------------------------------------
Conglomerates (0.1%)
 ....................................................................................................
                 110,000   Axia, Inc. company guaranty
                           10 3/4s, 2008                                                   111,375
 ....................................................................................................
                 650,000   Tyco International Ltd. company
                           guaranty 6 3/8s, 2005                                           662,597
 ....................................................................................................
                 455,000   Tyco International Ltd. company
                           guaranty 6 1/4s, 2003                                           459,655
----------------------------------------------------------------------------------------------------
                                                                                         1,233,627
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (--%)
 ....................................................................................................
                  15,000   Hedstrom Holdings, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                         6,750
 ....................................................................................................
                 160,000   Iron Age Corp. company guaranty
                           9 7/8s, 2008                                                    136,000
 ....................................................................................................
                  30,000   Sealy Mattress Co. company guaranty
                           stepped-coupon Ser. B, zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                  18,000
----------------------------------------------------------------------------------------------------
                                                                                           160,750
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.3%)
 ....................................................................................................
                  20,000   Amscan Holdings, Inc. sr. sub. notes
                           9 7/8s, 2007                                                     18,400
 ....................................................................................................
                  50,000   Chattem, Inc. company guaranty
                           Ser. B, 8 7/8s, 2008                                             51,500
 ....................................................................................................
                  15,000   Doane Products Co. 144A sr. sub.
                           notes 9 3/4s, 2007                                               15,338
 ....................................................................................................
                  30,000   French Fragrances, Inc. sr. notes
                           Ser. B, 10 3/8s, 2007                                            29,625
 ....................................................................................................
                  30,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                   29,550
 ....................................................................................................
                 110,000   Guess Jeans, Inc. sr. sub. notes
                           9 1/2s, 2003                                                    107,800
 ....................................................................................................
               1,020,000   Philip Morris Cos., Inc. notes
                           7 1/2s, 2004                                                  1,102,171
 ....................................................................................................
               1,340,000   Philip Morris Cos., Inc. notes
                           7 1/2s, 2002                                                  1,413,311
 ....................................................................................................
                 450,000   Revlon Consumer Products sr. sub.
                           notes 8 5/8s, 2008                                              409,500
 ....................................................................................................
                  50,000   Revlon, Inc. 144A sr. notes 9s, 2006                             49,500
----------------------------------------------------------------------------------------------------
                                                                                         3,226,695
----------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ....................................................................................................
                 220,000   Century Communications Corp.
                           sr. notes 9 1/2s, 2005                                          248,600
 ....................................................................................................
                 160,000   Coinmach Corp. sr. notes 11 3/4s, 2005                          175,200
 ....................................................................................................
                  55,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                    53,625
 ....................................................................................................
                 250,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                            243,125
 ....................................................................................................
                 280,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                            293,300
 ....................................................................................................
                 200,000   John Q Hammons Hotels, Inc. 1st mtge.
                           8 7/8s, 2004                                                    186,000
 ....................................................................................................
                  40,000   Protection One, Inc. sr. disc. notes
                           13 5/8s, 2005                                                    45,400
 ....................................................................................................
                 150,000   Sun International Hotels Ltd. sr. sub.
                           notes 8 5/8s, 2007                                              153,750
 ....................................................................................................
                  60,000   Tricon Global Restaurants, Inc. sr. notes
                           7.45s, 2005                                                      61,575
----------------------------------------------------------------------------------------------------
                                                                                         1,460,575
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (0.1%)
 ....................................................................................................
                 $35,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                           $38,150
 ....................................................................................................
                  51,630   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                     50,856
 ....................................................................................................
                  59,260   Cirent Semiconductor 144A sr. sub.
                           notes 10.14s, 2004                                               58,148
 ....................................................................................................
                  30,000   Details, Inc. sr. sub. notes Ser. B, 10s, 2005                   28,500
 ....................................................................................................
                  40,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                     39,200
 ....................................................................................................
                 210,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                   208,950
 ....................................................................................................
                 172,351   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                     144,774
 ....................................................................................................
                 200,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                             200,000
 ....................................................................................................
                  35,000   Flextronics International Ltd. sr. sub. notes
                           Ser. B, 8 3/4s, 2007                                             35,963
 ....................................................................................................
                  40,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                    38,400
 ....................................................................................................
                 200,000   Metromedia Fiber Network, Inc. 144A
                           sr. notes 10s, 2008                                             205,000
 ....................................................................................................
                  95,000   Motors and Gears, Inc. sr. notes Ser. B,
                           10 3/4s, 2006                                                    96,900
 ....................................................................................................
                  20,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                            19,000
 ....................................................................................................
                 180,000   Viasystems, Inc. 144A sr. notes
                           9 3/4s, 2007                                                    167,400
 ....................................................................................................
                  20,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                    19,000
 ....................................................................................................
                 150,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                    120,000
----------------------------------------------------------------------------------------------------
                                                                                         1,470,241
----------------------------------------------------------------------------------------------------
Electric Utilities (--%)
 ....................................................................................................
                 100,000   York Power Funding 144A company
                           guaranty 12s, 2007 (Cayman Islands)                             102,000
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
                 300,000   Calpine Corp. sr. notes 10 1/2s, 2006                           321,750
 ....................................................................................................
                 110,000   Calpine Corp. sr. notes 7 7/8s, 2008                            107,250
 ....................................................................................................
                  70,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                   53,900
 ....................................................................................................
                   5,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004                                            2,100
 ....................................................................................................
                 300,000   PP&L Capital Funding, Inc. company
                           guaranty 5.9s, 2000                                             295,500
 ....................................................................................................
                  60,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                          39,600
----------------------------------------------------------------------------------------------------
                                                                                           820,100
----------------------------------------------------------------------------------------------------
Entertainment (0.3%)
 ....................................................................................................
                  95,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                     96,900
 ....................................................................................................
                 135,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    141,413
 ....................................................................................................
                  50,000   Coast Hotels & Casinos, Inc. 1st mtge.
                           company guaranty Ser. B, 13s, 2002                               56,250
 ....................................................................................................
                 185,150   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                             198,111
 ....................................................................................................
                 140,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004                                   75,600
 ....................................................................................................
                  10,000   Isle of Capri Black Hawk LLC 144A
                           1st mortgage Ser. B, 13s, 2004                                   11,000
 ....................................................................................................
                 100,000   Premier Parks, Inc. sr. notes Ser. A,
                           12s, 2003                                                       108,250
 ....................................................................................................
                 165,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                      172,013
 ....................................................................................................
                  90,000   PRT Funding Corp. sr. notes
                           11 5/8s, 2004 (In Default) (NON)                                 49,725
 ....................................................................................................
                  70,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                    70,350
 ....................................................................................................
                  80,000   SFX Entertainment, Inc. 144A sr. sub.
                           notes 9 1/8s, 2008                                               80,000
 ....................................................................................................
                  90,000   Silver Cinemas Inc. sr. sub. notes
                           10 1/2s, 2005                                                    61,200
 ....................................................................................................
                 225,000   Six Flags Corp. sr. sub. notes 12 1/4s, 2005                    248,625
 ....................................................................................................
                 365,000   Time Warner Entertainment Inc. notes
                           8 7/8s, 2012                                                    452,425
 ....................................................................................................
                  80,000   Trump A.C. company guaranty
                           11 1/4s, 2006                                                    70,400
 ....................................................................................................
                 190,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                   191,900
 ....................................................................................................
                 110,000   United Artists Theatre Ser. B sr.
                           sub. notes 9 3/4s, 2008                                         105,600
 ....................................................................................................
                 835,000   Walt Disney Co. med. term notes
                           5.62s, 2008                                                     827,485
----------------------------------------------------------------------------------------------------
                                                                                         3,017,247
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                 240,000   Allied Waste Industries, Inc. 144A
                           sr. notes 7 7/8s, 2009                                          243,000
 ....................................................................................................
                 120,000   Allied Waste Industries, Inc. 144A
                           sr. notes 7 5/8s, 2006                                          121,500
 ....................................................................................................
                  30,000   ATC Group Services, Inc. company
                           guaranty 12s, 2008                                                3,000
 ....................................................................................................
               1,705,000   WMX Technologies Inc. notes 7.1s, 2026                        1,815,143
----------------------------------------------------------------------------------------------------
                                                                                         2,182,643
----------------------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ....................................................................................................
                  30,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                    26,850
 ....................................................................................................
                  50,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                     47,000
 ....................................................................................................
                  45,000   Aurora Foods, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2007                                                     49,050
 ....................................................................................................
                  80,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                             87,200
 ....................................................................................................
                 250,000   Canandaigua Wine Co. sr. sub. notes
                           8 3/4s, 2003                                                    256,250
 ....................................................................................................
                   5,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                              5,150
 ....................................................................................................
                  65,000   Fleming Companies, Inc. company
                           guaranty Ser. B, 10 1/2s, 2004                                   61,100
 ....................................................................................................
                 140,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                   105,000
 ....................................................................................................
                 200,000   Signature Brands Ltd. sr. sub. notes
                           13s, 2002 (Canada)                                              224,000
 ....................................................................................................
                 100,000   Stater Brothers Holdings 144A sr. sub.
                           notes 9s, 2004                                                   97,000
----------------------------------------------------------------------------------------------------
                                                                                           958,600
----------------------------------------------------------------------------------------------------
Gaming (0.1%)
 ....................................................................................................
                 150,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                   168,188
 ....................................................................................................
                  50,000   Circus Circus Enterprises, Inc. sr. sub.
                           notes 9 1/4s, 2005                                               51,000
 ....................................................................................................
                  20,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                      17,974
 ....................................................................................................
                 100,000   Harrahs Entertainment, Inc. company
                           guaranty 7 7/8s, 2005                                            99,500
 ....................................................................................................
                 150,000   Mohegan Tribal Gaming Auth. sr. notes
                           Ser. B, 13 1/2s, 2002                                           180,750
 ....................................................................................................
                 150,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                    150,750
----------------------------------------------------------------------------------------------------
                                                                                           668,162
----------------------------------------------------------------------------------------------------
Health Care (0.2%)
 ....................................................................................................
                  60,000   Conmed Corp. company guaranty
                           9s, 2008                                                         60,000
 ....................................................................................................
                 250,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                    239,688
 ....................................................................................................
                 110,000   Global Health Sciences company
                           guaranty 11s, 2008                                               73,700
 ....................................................................................................
                  90,000   Hudson Respiratory Care, Inc. sr. sub.
                           notes 9 1/8s, 2008                                               70,200
 ....................................................................................................
                 110,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                      104,500
 ....................................................................................................
                 110,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      103,400
 ....................................................................................................
                 630,000   Manor Care, Inc. sr. notes 7 1/2s, 2006                         629,011
 ....................................................................................................
                  80,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes stepped-coupon Ser. B,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                            38,800
 ....................................................................................................
                 130,000   Mariner Post-Acute Network, Inc.
                           sr. sub. notes Ser. B, 9 1/2s, 2007                             105,950
 ....................................................................................................
                 260,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                    239,200
 ....................................................................................................
                  60,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                        54,750
 ....................................................................................................
                  50,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                    42,000
 ....................................................................................................
                 125,000   Tenet Healthcare Corp. sr. sub. notes
                           8 5/8s, 2007                                                    130,625
 ....................................................................................................
                  40,000   Tenet Healthcare Corp. 144A sr. sub.
                           notes 8 1/8s, 2008                                               41,000
 ....................................................................................................
                  90,000   Tenet Healthcare Corp.144A sr. notes
                           7 5/8s, 2008                                                     91,350
----------------------------------------------------------------------------------------------------
                                                                                         2,024,174
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (--%)
 ....................................................................................................
                 175,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                        138,033
 ....................................................................................................
                 150,000   Magellan Health Services, Inc. sr.
                           sub. notes 9s, 2008                                             138,000
----------------------------------------------------------------------------------------------------
                                                                                           276,033
----------------------------------------------------------------------------------------------------
Insurance and Finance (2.0%)
 ....................................................................................................
                 100,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                     60,000
 ....................................................................................................
                 970,000   AFC Capital Trust company guaranty
                           Ser. B, 8.207s, 2027                                          1,107,362
 ....................................................................................................
               1,515,000   American General Institute 144A
                           company guaranty Ser. B, 8 1/8s, 2046                         1,738,841
 ....................................................................................................
                 805,000   Banponce Financial Corp. med. term
                           note 7 1/8s, 2002                                               821,623
 ....................................................................................................
                 115,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                    115,000
 ....................................................................................................
                  80,000   Colonial Capital I 144A company
                           guaranty 8.92s, 2027                                             81,960
 ....................................................................................................
                  40,000   Delta Financial Corp. sr. notes
                           9 1/2s, 2004                                                     33,600
 ....................................................................................................
                  35,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                              37,803
 ....................................................................................................
                  30,000   Dine S.A. de C.V. company guaranty
                           8 3/4s, 2007 (Luxembourg)                                        24,600
 ....................................................................................................
                  45,000   Dollar Financial Group Inc. sr. notes
                           Ser. A, 10 7/8s, 2006                                            45,450
 ....................................................................................................
                 430,000   DTI Holdings Inc. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 3/01/03), 2008 (STP)                                  109,650
 ....................................................................................................
                 325,000   First Financial Caribbean Corp. sr. notes
                           7.84s, 2006                                                     341,045
 ....................................................................................................
                  80,000   Fleet Financial Group, Inc. sub. deb.
                           6 7/8s, 2028                                                     83,978
 ....................................................................................................
                  30,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                              31,678
 ....................................................................................................
                 175,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                  133,000
 ....................................................................................................
                  85,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                     65,450
 ....................................................................................................
                  10,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                     10,800
 ....................................................................................................
DEM            3,445,000   Kreditanstalt Fuer Wiederauf bonds
                           5s, 2009 (Germany)                                            2,209,223
 ....................................................................................................
               1,290,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                1,313,452
 ....................................................................................................
                 500,000   Money Store, Inc. notes 8.05s, 2002                             537,575
 ....................................................................................................
               1,950,000   NationsBank Corp. sub. notes
                           6 7/8s, 2005                                                  2,071,115
 ....................................................................................................
                  30,000   Nationwide Credit Inc. sr. notes Ser. A,
                           10 1/4s, 2008                                                    24,000
 ....................................................................................................
                 275,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                           292,078
 ....................................................................................................
               1,500,000   Paine Webber Group, Inc. sr. notes
                           6.55s, 2008                                                   1,501,440
 ....................................................................................................
                 705,000   Peoples Bank- Bridgeport sub. notes
                           7.2s, 2006                                                      664,244
 ....................................................................................................
                 765,000   Phoenix Home Life Mutual Insurance
                           Co. 144A notes 6.95s, 2006                                      807,702
 ....................................................................................................
               1,040,000   Popular, Inc. med. term notes 6.4s, 2000                      1,042,704
 ....................................................................................................
               1,270,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                  1,304,925
 ....................................................................................................
                 755,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                     385,050
 ....................................................................................................
                 720,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                    711,497
 ....................................................................................................
                 650,000   St. Paul Bancorp sr. notes 7 1/8s, 2004                         689,494
 ....................................................................................................
                 890,000   The CIT Group, Inc. notes 5 1/2s, 2001                          892,412
 ....................................................................................................
                 865,000   TIG Holdings, Inc. notes 8 1/8s, 2005                           934,624
----------------------------------------------------------------------------------------------------
                                                                                        20,223,375
----------------------------------------------------------------------------------------------------
Lodging (--%)
 ....................................................................................................
                  70,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                                67,900
 ....................................................................................................
                 145,000   Prime Hospitality Corp. sub. notes
                           9 3/4s, 2007                                                    145,725
 ....................................................................................................
                  40,000   Raintree Resorts International, Inc.
                           sr. notes Ser. B, 13s, 2004                                      22,000
----------------------------------------------------------------------------------------------------
                                                                                           235,625
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (--%)
 ....................................................................................................
                 120,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                           122,400
 ....................................................................................................
                 105,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                               120,750
 ....................................................................................................
                 100,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                             96,000
 ....................................................................................................
                 110,000   Mediq, Inc. company guaranty 11s, 2008                          105,600
 ....................................................................................................
                  80,000   Mediq, Inc. deb. stepped-coupon
                           zero %, (13s, 6/1/03) 2009 (STP)                                 36,000
----------------------------------------------------------------------------------------------------
                                                                                           480,750
----------------------------------------------------------------------------------------------------
Metals and Mining (0.1%)
 ....................................................................................................
                 155,000   AK Steel Corp. sr. notes 9 1/8s, 2006                           162,363
 ....................................................................................................
                 110,000   Ameristeel Corp. company guaranty
                           Ser. B, 8 7/8s, 2008                                            105,600
 ....................................................................................................
                  40,000   Anker Coal Group, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                     21,200
 ....................................................................................................
                  65,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                                55,575
 ....................................................................................................
                  40,000   Kaiser Aluminum & Chemical Corp.
                           sr. sub. notes 12 3/4s, 2003                                     39,200
 ....................................................................................................
                  10,000   Kaiser Aluminum & Chemical Corp.
                           sr. notes Ser. B, 10 7/8s, 2006                                  10,050
 ....................................................................................................
                  70,000   Lodestar Holdings, Inc. company guaranty
                           11 1/2s, 2005                                                    56,000
 ....................................................................................................
                 110,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                        97,900
 ....................................................................................................
                  70,000   WHX Corp. sr. notes 10 1/2s, 2005                                64,050
----------------------------------------------------------------------------------------------------
                                                                                           611,938
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
                  95,000   Abraxas Petroleum Corp. 144A
                           11 1/2s, 2004                                                    72,200
 ....................................................................................................
                 155,000   American Eco Corp. company guaranty
                           Ser. B, 9 5/8s, 2008                                             77,500
 ....................................................................................................
                  10,000   Benton Oil & Gas Co. sr. notes
                           9 3/8s, 2007                                                      4,500
 ....................................................................................................
                 175,000   Chesapeake Energy Corp. sr. notes
                           9 1/8s, 2006                                                    129,500
 ....................................................................................................
                 150,000   Cliffs Drilling Co. company guaranty
                           Ser. D, 10 1/4s, 2003                                           153,750
 ....................................................................................................
                 995,000   Coastal Corp. bonds 6.95s, 2028                                 996,284
 ....................................................................................................
                  30,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                     24,000
 ....................................................................................................
               1,000,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,063,990
 ....................................................................................................
                  20,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                    15,200
 ....................................................................................................
                  70,000   Dailey Petroleum Services Corp.
                           company guaranty 9 1/2s, 2008                                    32,200
 ....................................................................................................
                  65,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                   54,600
 ....................................................................................................
                  30,000   Flores & Rucks, Inc. sr. sub. notes
                           9 3/4s, 2006                                                     30,900
 ....................................................................................................
                  10,000   Gothic Energy Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                     3,300
 ....................................................................................................
                  70,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                            69,300
 ....................................................................................................
                 280,000   K N Energy, Inc. sr. notes 6.8s, 2008                           282,246
 ....................................................................................................
                 695,000   K N Energy, Inc. sr. notes 6.45s, 2003                          698,989
 ....................................................................................................
                  60,000   Michael Petroleum Corp. sr. notes Ser. B,
                           11 1/2s, 2005                                                    47,100
 ....................................................................................................
                  80,000   Northern Offshore 144A company
                           guaranty 10s, 2005                                               41,600
 ....................................................................................................
                  10,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                              9,700
 ....................................................................................................
                 140,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                            130,900
 ....................................................................................................
                 150,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                   112,500
 ....................................................................................................
                 400,000   Petro Geo-Services AS notes 7 1/2s,
                           2007 ADR (Norway)                                               414,072
 ....................................................................................................
                 730,000   Petro-Canada deb. 7s, 2028 (Canada)                             719,868
 ....................................................................................................
                 290,000   Pogo Producing Co. sr. sub. notes Ser. B,
                           8 3/4s, 2007                                                    268,250
 ....................................................................................................
                  50,000   Seven Seas Petroleum sr. notes Ser. B,
                           12 1/2s, 2005                                                    25,000
 ....................................................................................................
                  30,000   Snyder Oil Corp. sr. sub. notes
                           8 3/4s, 2007                                                     28,800
 ....................................................................................................
                 655,000   Statoil 144A notes 6 1/2s, 2028
                           (Norway)                                                        641,442
 ....................................................................................................
                 800,000   Transamerican Energy sr. disc. notes
                           stepped-coupon Ser. B, zero % (13s,
                           6/15/99), 2002 (STP)                                            224,000
 ....................................................................................................
                 250,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                    72,500
 ....................................................................................................
                 360,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                           288,000
----------------------------------------------------------------------------------------------------
                                                                                         6,732,191
----------------------------------------------------------------------------------------------------
Packaging and Containers (--%)
 ....................................................................................................
                  20,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                     20,200
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.1%)
 ....................................................................................................
                 100,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                           60,000
 ....................................................................................................
                  10,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                               9,880
 ....................................................................................................
                   5,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                     5,225
 ....................................................................................................
                  35,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                            34,650
 ....................................................................................................
                 190,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                          100,700
 ....................................................................................................
                  65,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                      34,450
 ....................................................................................................
                 150,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                   79,500
 ....................................................................................................
                 145,000   Repap New Brunswick sr. notes 10 5/8s,
                           2005 (Canada)                                                    97,150
 ....................................................................................................
                  45,000   Repap New Brunswick sr. notes 9s,
                           2004 (Canada)                                                    40,500
 ....................................................................................................
                  40,000   Republic Group Inc. sr. sub. notes
                           9 1/2s, 2008                                                     39,100
 ....................................................................................................
                 190,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                          172,900
 ....................................................................................................
                 110,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                          107,800
----------------------------------------------------------------------------------------------------
                                                                                           781,855
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ....................................................................................................
                 150,000   ICN Pharmaceuticals, Inc. 144A sr. notes
                           9 1/4s, 2005                                                    153,750
 ....................................................................................................
                 680,000   Merck & Co., Inc. deb. 5.95s, 2028                              686,596
----------------------------------------------------------------------------------------------------
                                                                                           840,346
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                  30,000   PX Escrow Corp. sr. disc. notes
                           stepped-coupon zero % (9 5/8s,
                           2/1/02), 2006 (STP)                                              16,500
----------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ....................................................................................................
                 100,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                             102,500
 ....................................................................................................
                 150,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                      150,750
 ....................................................................................................
                 580,000   News America Holdings, Inc. deb.
                           7 3/4s, 2045                                                    614,220
 ....................................................................................................
                  80,000   News America Holdings, Inc. deb.
                           7.7s, 2025                                                       86,062
 ....................................................................................................
                 100,000   Perry-Judd company guaranty
                           10 5/8s, 2007                                                   104,500
 ....................................................................................................
                  24,650   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                              24,650
 ....................................................................................................
                  35,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                              36,050
----------------------------------------------------------------------------------------------------
                                                                                         1,118,732
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.1%)
 ....................................................................................................
               1,020,000   EOP Operating L.P. notes 6.763s, 2007                         1,004,751
----------------------------------------------------------------------------------------------------
Recreation (--%)
 ....................................................................................................
                  90,000   Empress River Casino sr. notes
                           10 3/4s, 2002                                                    96,413
 ....................................................................................................
                  75,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                    79,500
----------------------------------------------------------------------------------------------------
                                                                                           175,913
----------------------------------------------------------------------------------------------------
Retail (0.2%)
 ....................................................................................................
                 120,000   Amazon.com Inc. sr. disc. notes
                           stepped-coupon zero % (10s, 5/01/03),
                           2008 (STP)                                                       77,400
 ....................................................................................................
                  50,000   Eye Care Centers of America 144A
                           sr. sub. notes 9 1/8s, 2008                                      48,000
 ....................................................................................................
               1,405,000   Federated Department Stores sr. notes
                           8 1/2s, 2003                                                  1,549,687
 ....................................................................................................
                  40,000   Home Interiors & Gifts, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                     39,600
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           8.19s, 2003                                                      10,302
 ....................................................................................................
                  10,000   K mart Corp. med. term notes 8s, 2001                            10,154
 ....................................................................................................
                  10,000   K mart Corp. med. term notes
                           6.88s, 1999                                                      10,028
 ....................................................................................................
                   5,000   Specialty Retailers, Inc. company
                           guaranty Ser. B, 8 1/2s, 2005                                     4,350
 ....................................................................................................
                  50,000   Zale Corp. sr. notes Ser. B, 8 1/2s, 2007                        48,500
----------------------------------------------------------------------------------------------------
                                                                                         1,798,021
----------------------------------------------------------------------------------------------------
Satellite Services (--%)
 ....................................................................................................
                 110,000   Golden Sky Systems 144A sr. sub. notes
                           12 3/8s, 2006                                                   112,750
 ....................................................................................................
                 250,000   ICG Communications, Inc. sr. disc. notes
                           stepped-coupon zero % (10s, 2/15/03),
                           2008 (STP)                                                      127,500
 ....................................................................................................
                  27,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                               8,640
----------------------------------------------------------------------------------------------------
                                                                                           248,890
----------------------------------------------------------------------------------------------------
Shipping (--%)
 ....................................................................................................
                  30,000   International Shipholding Corp. sr. notes
                           7 3/4s, 2007                                                     28,500
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (--%)
 ....................................................................................................
                 100,000   Decora Industries, Inc. sec. Ser. B, 11s, 2005                   95,500
----------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
 ....................................................................................................
                 150,000   Allbritton Communications Co. sr. sub.
                           deb. Ser. B, 9 3/4s, 2007                                       158,250
 ....................................................................................................
                  20,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                       20,150
 ....................................................................................................
                  50,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                    49,000
 ....................................................................................................
                 270,000   Allegiance Telecom, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                  126,900
 ....................................................................................................
               1,020,000   AT&T Capital Corp. med. term notes
                           6 1/4s, 2001                                                  1,006,118
 ....................................................................................................
                  55,000   Barak ITC sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02),
                           2007 (Israel) (STP)                                              28,050
 ....................................................................................................
                  70,000   Bestel S.A. de C.V. sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           5/15/03), 2005 (Mexico) (STP)                                    38,500
 ....................................................................................................
                 220,000   BTI Telecom Corp. sr. notes
                           10 1/2s, 2007                                                   166,100
 ....................................................................................................
                  30,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (8.94s, 8/15/03),
                           2008 (Canada) (STP)                                              17,250
 ....................................................................................................
                  70,000   CapRock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                      67,200
 ....................................................................................................
                 175,000   Celcaribe S.A. sr. notes 13 1/2s,
                           2004 (Colombia)                                                 166,250
 ....................................................................................................
                 360,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                       79,200
 ....................................................................................................
                  50,000   Centennial Cellular Corp. sr. notes
                           8 7/8s, 2001                                                     53,000
 ....................................................................................................
                  50,000   Charter Communications International,
                           Inc. disc. notes stepped-coupon
                           Ser. B, zero % (14s, 3/15/01), 2007 (STP)                        44,750
 ....................................................................................................
                 225,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %,
                           (12s,12/15/01), 2006 (United Kingdom) (STP)                     187,875
 ....................................................................................................
                 235,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            249,688
 ....................................................................................................
                  45,000   Conecel Holdings 144A notes Ser. A,
                           14s, 2000                                                        18,000
 ....................................................................................................
                  80,000   Covad Communications Group sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (13 1/2s, 3/15/03), 2008 (STP)                                   44,000
 ....................................................................................................
                  60,000   CTI Holdings S.A. sr. notes
                           stepped-coupon zero % (11 1/2s,
                           4/15/03), 2008 (Argentina) (STP)                                 26,400
 ....................................................................................................
                  90,000   Dobson Wireline Co. sr. notes
                           12 1/4s, 2008                                                    83,700
 ....................................................................................................
                  45,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                    42,300
 ....................................................................................................
                 190,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (13s, 11/1/00), 2005 (STP)                                      121,600
 ....................................................................................................
                  40,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                    24,000
 ....................................................................................................
                 220,000   Econophone, Inc. 144A notes
                           stepped-coupon zero % (11s, 2/15/03),
                           2008 (STP)                                                      110,000
 ....................................................................................................
                  30,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                   30,600
 ....................................................................................................
                  50,000   Facilicom International sr. notes Ser. B.,
                           10 1/2s, 2008                                                    39,500
 ....................................................................................................
                 300,000   Firstworld Communication Corp.
                           sr. disc. notes stepped-coupon
                           zero % (13s, 4/15/03), 2008 (STP)                                90,000
 ....................................................................................................
                  90,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                        88,200
 ....................................................................................................
                 180,000   Focal Communications Corp. sr. disc.
                           notes, stepped-coupon Ser. B, zero %
                           (12 1/8s, 2/15/03), 2008 (STP)                                   95,400
 ....................................................................................................
                 430,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                   449,350
 ....................................................................................................
                 240,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 171,600
 ....................................................................................................
                 340,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                   149,600
 ....................................................................................................
                  20,000   Hermes Europe Railtel 144A sr. notes
                           11 1/2s, 2007 (Netherlands)                                      21,000
 ....................................................................................................
                  60,000   Hyperion Telecommunications Corp.,
                           Inc. sr. disc. notes stepped-coupon
                           Ser. B, zero % (13s, 4/15/01), 2003 (STP)                        43,200
 ....................................................................................................
                  90,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                             90,900
 ....................................................................................................
                 130,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (13 1/2s,
                           9/15/00), 2005 (Canada) (STP)                                   107,900
 ....................................................................................................
                 280,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero % (9 7/8s,
                           5/1/03), 2008 (STP)                                             140,000
 ....................................................................................................
                 130,000   Intelcom Group (USA), Inc. company
                           guaranty stepped-coupon zero %
                           (12 1/2s, 5/1/01), 2006 (STP)                                    93,600
 ....................................................................................................
                  20,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                                 14,600
 ....................................................................................................
                 140,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8.6s, 2008                                    133,700
 ....................................................................................................
                 335,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 1/2s, 2008                                  318,250
 ....................................................................................................
                 745,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  625,800
 ....................................................................................................
                  55,001   ITC Deltacom, Inc. sr. notes 11s, 2007                           60,226
 ....................................................................................................
                 110,000   IXC Communications, Inc. sr. sub. notes
                           9s, 2008                                                        110,825
 ....................................................................................................
                 170,000   KMC Telecom Holdings, Inc. sr. disc.
                           notes stepped-coupon zero % (12 1/2s,
                           2/15/03), 2008 (STP)                                             83,300
 ....................................................................................................
                 240,000   Knology Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %, (11 7/8s,
                           10/15/02), 2007 (STP)                                           118,200
 ....................................................................................................
                 100,000   Level 3 Communication, Inc. sr. notes
                           9 1/8s, 2008                                                     99,125
 ....................................................................................................
                  10,000   McCaw International Ltd sr. disc.
                           notes stepped coupon zero % (13s,
                           4/15/02), 2007 (STP)                                              5,450
 ....................................................................................................
                  80,000   Metrocall, Inc. 144A sr. sub. notes
                           11s, 2008                                                        80,000
 ....................................................................................................
                 210,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008 (Canada)                                222,600
 ....................................................................................................
                  25,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                          16,500
 ....................................................................................................
                 120,000   MetroNet Communications Corp.
                           sr. disc. stepped-coupon notes zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                            72,000
 ....................................................................................................
                  60,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                              45,300
 ....................................................................................................
                 315,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                      220,500
 ....................................................................................................
                  40,000   MJD Communications, Inc. notes Ser. B,
                           FRN, 9.16s, 2008                                                 38,400
 ....................................................................................................
                  60,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                          67,200
 ....................................................................................................
                  10,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                           5,700
 ....................................................................................................
                  20,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                  17,000
 ....................................................................................................
                 480,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (12 1/8s,
                           4/15/03), 2008 (STP)                                            230,400
 ....................................................................................................
                 180,000   NEXTEL Communications, Inc. 144A
                           sr. notes 12s, 2008                                             199,800
 ....................................................................................................
                  40,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (10.65s,
                           9/15/02), 2007 (STP)                                             25,700
 ....................................................................................................
                 560,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (9 3/4s,
                           2/15/99), 2004 (STP)                                            543,200
 ....................................................................................................
                 120,000   NorthEast Optic Network, Inc. sr. notes
                           12 3/4s, 2008                                                   120,000
 ....................................................................................................
                  90,000   NTL Inc. 144A sr. notes 11 1/2s, 2008                            98,100
 ....................................................................................................
                 110,000   NTL Inc. sr. notes Ser. B, 10s, 2007                            112,200
 ....................................................................................................
                   5,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                            2,450
 ....................................................................................................
                 140,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                            98,000
 ....................................................................................................
                  10,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                      10,050
 ....................................................................................................
                  70,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                   66,675
 ....................................................................................................
                  65,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                             50,538
 ....................................................................................................
                  30,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (8.29s, 2/1/03), 2008 (STP)                               22,500
 ....................................................................................................
                 180,000   Qwest Communications International,
                           Inc. 144A sr. notes 7 1/4s, 2008                                184,500
 ....................................................................................................
                 200,000   Rhythms Netconnections, Inc. sr.
                           disc. notes stepped-coupon Ser. B,
                           zero % (13 1/2s, 5/15/03), 2008 (STP)                            98,000
 ....................................................................................................
                 123,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                          129,150
 ....................................................................................................
                  80,000   RSL Communications, Ltd. company
                           guaranty, stepped-coupon zero %
                           (10 1/8s, 3/1/03), 2008 (STP)                                    45,600
 ....................................................................................................
                  60,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                            54,600
 ....................................................................................................
                  70,000   RSL Communications PLC. 144A
                           sr. notes 10 1/2s, 2008 (United Kingdom)                         69,300
 ....................................................................................................
                  60,000   Satelites Mexicanos S.A. de C.V. 144A
                           10 1/8s, 2004                                                    48,000
 ....................................................................................................
                  45,000   Sprint Spectrum L.P. sr. notes 11s, 2006                         51,750
 ....................................................................................................
                  80,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                              69,600
 ....................................................................................................
                  50,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                    48,500
 ....................................................................................................
                  25,000   Telesystem International Wireless Inc.
                           sr. disc. notes stepped-coupon Ser. C,
                           zero %, (10 1/2s, 11/1/02), 2007
                           (Canada) (STP)                                                    9,125
 ....................................................................................................
                 200,000   Teligent, Inc. sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 3/1/03), 2008 (STP)                                    99,000
 ....................................................................................................
                  70,000   Teligent, Inc. sr. notes 11 1/2s, 2007                           65,450
 ....................................................................................................
                  20,000   Transtel S.A. 144A pass-through
                           certificates 12 1/2s, 2007 (Colombia)                             7,600
 ....................................................................................................
                  60,000   US Xchange LLC sr. notes 15s, 2008                               61,500
 ....................................................................................................
                 200,000   Viatel, Inc. sr. notes 11 1/4s, 2008                            198,000
 ....................................................................................................
                  65,000   WinStar Communications, Inc. sr. sub.
                           notes stepped-coupon zero % (15s,
                           3/1/02), 2007 (STP)                                              60,450
 ....................................................................................................
                  30,000   WinStar Communications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                      21,713
----------------------------------------------------------------------------------------------------
                  35,000   WinStar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                           35,175
 ....................................................................................................
                                                                                         9,830,433
----------------------------------------------------------------------------------------------------
Telephone Services (0.1%)
 ....................................................................................................
                 110,000   Long Distance International, Inc.
                           144A sr. notes 12 1/4s, 2008                                     88,000
 ....................................................................................................
                  40,000   OnePoint Communications, Corp. 144A
                           sr. notes 14 1/2s, 2008                                          21,200
 ....................................................................................................
                 110,000   Sprint Spectrum L.P. sr. disc. notes
                           stepped-coupon zero % (12 1/2s,
                           8/15/01), 2006 (STP)                                             99,000
 ....................................................................................................
                 370,000   U S West, Inc. notes 5 5/8s, 2008                               373,467
 ....................................................................................................
                  80,000   Versatel Teleco sr. notes 13 1/4s, 2008                          78,800
----------------------------------------------------------------------------------------------------
                                                                                           660,467
----------------------------------------------------------------------------------------------------
Textiles (--%)
 ....................................................................................................
                 130,000   Day International Group, Inc. company
                           guaranty 9 1/2s, 2008                                           127,725
 ....................................................................................................
                  30,000   Glenoit Corp. company guaranty
                           11s, 2007                                                        28,800
 ....................................................................................................
                  50,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                                 49,500
 ....................................................................................................
                  60,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                             58,950
----------------------------------------------------------------------------------------------------
                                                                                           264,975
----------------------------------------------------------------------------------------------------
Transportation (0.3%)
 ....................................................................................................
                  70,000   Calair LLC company guaranty
                           8 1/8s, 2008                                                     64,925
 ....................................................................................................
                  75,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                           52,500
 ....................................................................................................
                 120,000   Canadian Airlines Corp. sr. sec.
                           notes 10s, 2005 (Canada)                                        104,400
 ....................................................................................................
                 150,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008 (China)                                                55,500
 ....................................................................................................
                 150,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                    157,500
 ....................................................................................................
               1,790,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 981C, 6.541s, 2008                          1,747,362
 ....................................................................................................
                 125,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                          131,875
 ....................................................................................................
                  50,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                      48,250
 ....................................................................................................
                  50,000   MC Shipping, Inc. sr. notes Ser. B,
                           11 1/4s, 2008                                                    31,000
 ....................................................................................................
                  60,000   MCII Holdings sec. notes 12s, 2002                               51,000
 ....................................................................................................
                 115,000   Newport News Shipbuilding sr. notes
                           8 5/8s, 2006                                                    122,763
 ....................................................................................................
                 390,000   Norfolk Southern Corp. bonds
                           7.05s, 2037                                                     421,914
 ....................................................................................................
                 130,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %, (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                    70,850
 ....................................................................................................
                  25,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                           21,000
 ....................................................................................................
                 130,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                   109,850
 ....................................................................................................
                  70,000   Trans World Airlines, Inc. sr. notes
                           11 3/8s, 2006                                                    46,900
----------------------------------------------------------------------------------------------------
                                                                                         3,237,589
----------------------------------------------------------------------------------------------------
Utilities (0.3%)
 ....................................................................................................
                   5,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                             3,400
 ....................................................................................................
                 715,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                    754,354
 ....................................................................................................
                  60,000   Cleveland Electric Illuminating Co.
                           1st mtge. Ser. B, 9 1/2s, 2005                                   65,521
 ....................................................................................................
                 150,000   Cleveland Electric Illuminating Co.
                           144A bonds 6.86s, 2008                                          151,500
 ....................................................................................................
                 485,000   Connecticut Light & Power Co.
                           1st mtge. Ser. A, 7 7/8s, 2001                                  501,422
 ....................................................................................................
                  10,000   El Paso Electric Co. 1st mtge. Ser. E,
                           9.4s, 2011                                                       11,471
 ....................................................................................................
                 275,000   Jersey Central Power & Light Co.
                           1st mtge. med. term note 6.85s, 2006                            293,387
 ....................................................................................................
                 295,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                   342,171
 ....................................................................................................
                 136,614   Midland Funding Corp. I deb. Ser. C-94,
                           10.33s, 2002                                                    145,721
 ....................................................................................................
                 100,000   Niagara Mohawk Power Corp. med. term
                           notes 9.95s, 2000                                               104,947
 ....................................................................................................
                 220,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                            240,414
 ....................................................................................................
                  50,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                             52,670
 ....................................................................................................
                  50,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. E, 7 3/8s, 2003                                             51,322
 ....................................................................................................
                  28,886   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                      30,848
 ....................................................................................................
                 133,333   Northeast Utilities System notes Ser. B,
                           8.38s, 2005                                                     139,049
----------------------------------------------------------------------------------------------------
                                                                                         2,888,197
----------------------------------------------------------------------------------------------------
Wireless Communications (--%)
 ....................................................................................................
                  90,000   Orbital Imaging Corp. sr. notes Ser. B,
                           11 5/8s, 2005                                                    93,600
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $91,748,634)                                          $89,437,619
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (5.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
USD              105,000   Banco Nacional Comercio Exterior
                           sovereign eurobond 11 1/4s, 2006
                           (Mexico)                                                       $106,575
 ....................................................................................................
CAD              845,000   Canada (Government of) bonds
                           Ser. VW17, 8s, 2027                                             775,711
 ....................................................................................................
CAD            3,430,000   Canada (Government of) bonds
                           5 1/4s, 2003                                                  2,286,368
 ....................................................................................................
FRF           16,596,000   France (Government of) bonds
                           5 1/2s, 2007                                                  3,327,396
 ....................................................................................................
FRF            7,040,000   France (Government of) bonds
                           5 1/4s, 2008                                                  1,388,802
 ....................................................................................................
DEM            5,020,000   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                         3,398,817
 ....................................................................................................
GRD          232,600,000   Hellenic Greece (Republic of) bonds
                           9.2s, 2002                                                      858,914
 ....................................................................................................
GRD          132,600,000   Hellenic Greece (Republic of) bonds
                           8.6s, 2008                                                      525,383
 ....................................................................................................
ITL        1,815,000,000   Italy (Government of) bonds
                           10 1/2s, 2005                                                 1,519,571
 ....................................................................................................
ITL        6,450,000,000   Italy (Government of) bonds
                           5 3/4s, 2002                                                  4,208,475
 ....................................................................................................
NLG           10,185,000   Netherlands (Government of) bonds
                           Ser. 1 & 2, 9s, 2000                                          5,828,128
 ....................................................................................................
NLG            6,920,000   Netherlands (Government of) bonds
                           7s, 2003                                                      4,173,355
 ....................................................................................................
NLG            3,895,000   Netherlands (Government of) bonds
                           5 3/4s, 2007                                                  2,336,586
 ....................................................................................................
NZD            3,845,000   New Zealand (Government of) bonds
                           8s, 2004                                                      2,257,811
 ....................................................................................................
NZD            2,740,000   New Zealand (Government of) bonds
                           Ser. 200, 6 1/2s, 2000                                        1,462,024
 ....................................................................................................
USD              750,000   Quebec (Province of) deb. 7s, 2007                              810,008
 ....................................................................................................
ESP          254,670,000   Spain (Government of) bonds
                           5 1/4s, 2003                                                  1,926,490
 ....................................................................................................
SEK           39,900,000   Sweden(Government of) bonds
                           Ser. 1039, 5 1/2s, 2002                                       5,188,474
 ....................................................................................................
RUB            4,830,000   U.S. Dollar GKO Pass Through Structured
                           Note (Issued by Deutsche Bank. The
                           principal USD is linked to the bid price
                           for the Russian Treasury Bill at maturity,
                           and the change in the spot rate of the
                           Russian Ruble from issue date), zero %,
                           1999 (In Default)                                                34,716
 ....................................................................................................
GBP            5,115,000   United Kingdom Treasury bonds Ser. 85,
                           9 3/4s, 2002                                                  9,911,511
 ....................................................................................................
GBP              430,000   United Kingdom Treasury bonds 9s, 2012                        1,037,790
 ....................................................................................................
GBP            3,710,000   United Kingdom Treasury bonds 7s, 2002                        6,620,148
----------------------------------------------------------------------------------------------------
                           Total Foreign Government
                           Bonds and Notes
                           (cost $59,840,641)                                          $59,983,053
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (2.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
              $1,214,022   Amresco Commercial Mortgage
                           Funding I Ser. 97-C1, Class A1, 6.73s, 2029                  $1,239,867
 ....................................................................................................
                 992,981   Chase Mortgage Finance Corp. Ser. 94-1,
                           Class B2, 6.601s, 2025                                          974,983
 ....................................................................................................
               3,274,353   Collateralized Mortgage Obligation
                           Trust Ser. 64, Class Z, 9s, 2020                              3,441,140
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
                 350,000     Ser. 97-ML1, Class A3, 6.57s, 2007                            366,242
 ....................................................................................................
                 125,000     Ser. 97-ML1, Class A2, 6.53s, 2007                            129,961
 ....................................................................................................
               1,029,380     Ser. 98-C2, Class A1, 5.8s, 2006                            1,030,828
 ....................................................................................................
               6,606,033     Ser. 97-ML1, Class Interest Only
                             (IO), 0.962s, 2017                                            363,332
 ....................................................................................................
               1,000,000   Criimi Mae Commercial Mortgage Trust
                           Ser. 98-C1, Class A2, 7s, 2011                                  979,063
 ....................................................................................................
               7,883,062   Deutsche Mortgage & Asset Receiving
                           Corp. Ser. 98-C1, Class X, IO, 1.254s,
                           2031                                                            486,225
 ....................................................................................................
                           Fannie Mae
 ....................................................................................................
               1,695,000     Ser. 1989-71, Class J, 8 1/2s, 2019                         1,795,839
 ....................................................................................................
                 681,978     Ser. 1998-61, Class ZC, 7s, 2027                              695,256
 ....................................................................................................
                 882,603     Ser. 1993-240, Class B, 6 1/4s, 2013                          886,258
 ....................................................................................................
               1,257,995   First Union-Lehman Brothers --
                           Bank of America Ser. 98-C2, Class A1,
                           6.28s 2007                                                    1,281,877
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage Co.
 ....................................................................................................
                 430,000     Ser. 97-C2, Class A3, 6.65s, 2008                             448,594
 ....................................................................................................
               2,425,785     Ser. 97-C2, IO, 1.092s, 2027                                  199,369
 ....................................................................................................
                           Freddie Mac
 ....................................................................................................
               2,045,000     Ser. 1439, Class I, 7 1/2s, 2022                            2,179,043
 ....................................................................................................
                 380,000     Ser. 2080, Class PC, 6s, 2028                                 383,681
 ....................................................................................................
                 129,215   GE Capital Mortgage Services Inc.
                           Ser. 94-8A2, Class A2, 6s, 2024                                 129,134
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
                 720,000     Ser. 98-C2, Class A2, 6.42s, 2008                             740,981
 ....................................................................................................
                 550,322     Ser. 98-C2, Class A1, 6.15s, 2031                             557,953
 ....................................................................................................
               3,290,000   Government National Mortgage
                           Association Ser. 1997-8 Class PE,
                           7 1/2s, 2027                                                  3,476,605
 ....................................................................................................
                 375,000   GS Mortgage Securities Corp. II
                           Ser. 98-GLII, Class A2, 6.562s, 2031                            389,180
 ....................................................................................................
                 397,238   Independent National Mortgage Corp.
                           Ser. 94-V, Class A1, 8.373s, 2024                               401,707
 ....................................................................................................
                           Merrill Lynch Mortgage Investors, Inc.
 ....................................................................................................
               2,260,000     Ser. 97-C2, Class A2, 6.54s, 2029                           2,363,113
 ....................................................................................................
               1,639,220     Ser. 98-C2, Class A1, 6.22s, 2030                           1,670,211
 ....................................................................................................
               1,280,000   Morgan Stanley Capital I Ser. 96-WF1,
                           Class A2, 7.218s, 2006                                        1,359,600
 ....................................................................................................
                 738,779   PNC Mortgage Securities Corp.
                           Ser. 97-6, Class A2, 6.6s, 2027                                 741,550
----------------------------------------------------------------------------------------------------
                           Total Collateralized Mortgage Obligations
                           (cost $27,944,415)                                          $28,711,592
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
              $1,560,000   Advanta Mortgage Loan Trust Ser. 97-2,
                           Class A2, 7.05s, 2021                                        $1,564,875
 ....................................................................................................
               1,340,000   Advanta Mortgage Loan Trust Ser. 97-3,
                            Class A3, 6.69s, 2017                                        1,342,198
 ....................................................................................................
               1,355,000   Advanta Mortgage Loan Trust Ser. 97-4,
                           Class A7, 6.63s, 2029                                         1,361,563
 ....................................................................................................
                 885,000   Amresco Residential Securities
                           Mortgage Loan Ser. 97-3, Class A3,
                           6.6s, 2018                                                      885,000
 ....................................................................................................
                 420,000   Capita Equipment Receivables Trust
                           Ser. 96-1, Class A4, 6.28s, 2000                                421,772
 ....................................................................................................
                 581,388   First Plus Ser. 98-A, Class A,
                           8 1/2s, 2023                                                    587,111
 ....................................................................................................
                 350,000   GE Capital Mortgage Services, Inc.
                           Ser. 1996-HE2, Class A4, 7.65s, 2012                            358,367
 ....................................................................................................
               1,195,000   Green Tree Financial Corp. Ser. 97-2,
                           Class A6, 7.24s, 2028                                         1,241,677
 ....................................................................................................
               2,125,000   Green Tree Financial Corp. Ser. 97-3,
                           Class A-4, 6.93s, 2028                                        2,164,761
 ....................................................................................................
               1,990,000   Green Tree Financial Corp. Ser. 98-2,
                           Class A5, 6.24s, 2016                                         2,009,900
 ....................................................................................................
               1,300,824   Green Tree Recreational Equipment &
                           Cons Ser. 97-B, Class A1, 6.55s, 2028                         1,325,672
 ....................................................................................................
               1,567,632   Green Tree Recreational Equipment
                           & Cons. Ser. 98-A, Class A1C, 6.18s, 2019                     1,587,166
 ....................................................................................................
                 425,000   Provident Bank Home Equity Loan Trust
                           Ser. 97-4, Class A3, 6.91s, 2029                                432,803
 ....................................................................................................
                 590,000   The Money Store Home Equity Trust
                           Ser. 96-A, Class A5, 6.85s, 2019                                593,411
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $15,703,729)                                          $15,876,276
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                   6,497   AmeriKing, Inc. $3.25 pfd. (PIK)                               $165,674
 ....................................................................................................
                      58   Anvil Holdings Ser. B, $3.25 pfd. (PIK)                             580
 ....................................................................................................
                  10,000   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                     251,250
 ....................................................................................................
                     563   Capstar Broadcasting Inc. 144A
                           $12.00 pfd.                                                      64,182
 ....................................................................................................
                     681   Citadel Broadcasting Inc. 144A
                           $13.25 pfd. (PIK)                                                77,634
 ....................................................................................................
                      52   Concentric Network Corp. Ser. B,
                           13.50% pfd. (PIK)                                                44,460
 ....................................................................................................
                     785   CSC Holdings, Inc. Ser. M, $11.125
                           cum. pfd. (PIK)                                                  86,743
 ....................................................................................................
                      20   Dobson Communications 144A
                           $12.25 pfd. (PIK)                                                18,400
 ....................................................................................................
                      30   Echostar Communications, Inc. Ser. B
                           12.125% pfd. (PIK)                                               34,640
 ....................................................................................................
                      27   El Paso Electric Co. $11.40 pfd (PIK)                             2,889
 ....................................................................................................
                     110   Fresenius Medical Capital Trust I Ser. D,
                           9.00% pfd. (Germany)                                            115,088
 ....................................................................................................
                     130   Fresenius Medical Capital Trust II
                           company guaranty 7.875% , pfd.
                           (Germany)                                                       129,025
 ....................................................................................................
                   2,200   Global Crossing Holdings Ltd. 144A
                           $10.50 pfd. (PIK)                                               212,850
 ....................................................................................................
                     237   ICG Holdings, Inc., 144A $14.00 pfd.
                           (Canada) (PIK)                                                  229,890
 ....................................................................................................
                     205   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                               206,538
 ....................................................................................................
                      45   IXC Communications, Inc. $12.50 pfd. (PIK)                       45,451
 ....................................................................................................
                     738   Nebco Evans Holding Co. 144A
                           11.25% pfd. (PIK)                                                36,900
 ....................................................................................................
                      58   NEXTEL Communications, Inc. Ser. D,
                           13.00% cum. pfd. (PIK)                                           57,710
 ....................................................................................................
                     520   NEXTEL Communications, Inc. Ser. E,
                           $11.125 pfd. (PIK)                                              462,800
 ....................................................................................................
                   5,307   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                           270,657
 ....................................................................................................
                      16   Paxson Communications Corp.
                           13.25% cum. pfd. (PIK)                                          140,000
 ....................................................................................................
                     779   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                               95,817
 ....................................................................................................
                     154   Spanish Broadcasting Systems
                           14.25% cum. pfd. (PIK)                                          157,080
 ....................................................................................................
                  11,269   TCR Holding Corp. Class E, zero % pfd.                              710
 ....................................................................................................
                      86   Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                        5,160
 ....................................................................................................
                     110   WinStar Communications, Inc. 144A
                           $14.25 pfd. (PIK)                                                88,000
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $3,266,808)                                            $3,000,128
----------------------------------------------------------------------------------------------------
UNITS (--%) (a)
----------------------------------------------------------------------------------------------------
Number of Units
 ....................................................................................................
                      70   Birch Telecom, Inc. 144A units 14s, 2008                        $64,400
 ....................................................................................................
                     370   Diva Systems Corp. 144A units
                           stepped-coupon zero % (12 5/8s,
                           3/1/03), 2008 (STP)                                             151,700
 ....................................................................................................
                      80   Mediq Inc. Units 144A units
                           stepped-coupon zero % (13s, 6/1/03),
                           2009 (STP)                                                            1
 ....................................................................................................
                      60   Telehub Communications Corp. units
                           stepped-coupon zero %, (13 7/8s,
                           7/31/02), 2005 (STP)                                             33,600
 ....................................................................................................
                      90   Transam Refinance, Inc. 144A units
                           16s, 2003                                                        28,350
 ....................................................................................................
                      30   Versatel Teleco 144A units 13 1/4s, 2008                         29,850
----------------------------------------------------------------------------------------------------
                           Total Units
                           (cost $447,105)                                                $307,901
----------------------------------------------------------------------------------------------------
PURCHASED OPTIONS OUTSTANDING (--%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                         Expiration Date/Strike Price    Value
 ....................................................................................................
                $300,000   Japanese Government
                           Bond Future Contracts
                           (Call)                                     Feb. 99/117 JPY     $288,920
 ....................................................................................................
                 600,000   Japanese Government
                           Bond Future Contracts
                           (Call)                                     Feb. 99/127 JPY      132,002
----------------------------------------------------------------------------------------------------
                           Total Purchased Options
                           Outstanding
                           (cost $838,375)                                                $420,922
----------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS AND NOTES (--%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
                 $70,000   HEALTHSOUTH Corp. cv. sub. deb.
                           3 1/4s, 2003                                                    $59,662
 ....................................................................................................
                  50,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                      34,313
 ....................................................................................................
                 110,000   Jacor Communications, Inc. cv. sr. notes
                           zero %, 2011                                                     98,175
 ....................................................................................................
                  20,000   NTL Inc., 144A cv. sub. notes 7s, 2008                           21,600
 ....................................................................................................
                  85,000   WinStar Communications. Inc. 144A cv.
                           sr. disc. notes stepped-coupon zero %
                           (14s, 10/15/00), 2005 (STP)                                     106,250
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $364,774)                                                $320,000
----------------------------------------------------------------------------------------------------
WARRANTS (--%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date       Value
 ....................................................................................................
                     160   Allegiance Telecom, Inc.                         2/3/08          $2,560
 ....................................................................................................
                      70   Bestel SA (Mexico)                              5/15/05             140
 ....................................................................................................
                     275   Cellnet Data Systems, Inc.                      9/15/07           5,500
 ....................................................................................................
                      40   Club Regina, Inc. 144A                          4/15/06              40
 ....................................................................................................
                     225   Colt Telecommunications
                           Group PLC                                      12/31/06          54,000
 ....................................................................................................
                      20   Concentric Network Corp.                       12/15/07           2,978
 ....................................................................................................
                     607   Consorcio Ecuatoriano
                           144A (Ecuador)                                  10/1/00             304
 ....................................................................................................
                      80   Covad Communications
                           Group 144A                                      3/15/08           4,000
 ....................................................................................................
                   2,150   DTI Holdings Inc.                                3/1/08             108
 ....................................................................................................
                   1,020   EOP Operating Ltd. Partnership                  6/15/08           2,040
 ....................................................................................................
                      70   Epic Resorts                                    6/15/05               1
 ....................................................................................................
                     175   Esat Holdings, Inc. (Ireland)                    2/1/07          11,638
 ....................................................................................................
                     300   Firstworld Communication                        4/15/08           3,000
 ....................................................................................................
                      80   Globalstar Telecom 144A                         2/15/04           4,800
 ....................................................................................................
                     425   Hyperion Telecommunications
                           144A                                            4/15/01          31,862
 ....................................................................................................
                     150   KMC Telecom Holdings, Inc.                      4/15/08             375
 ....................................................................................................
                     210   Knology Holdings, Inc. 144A                    10/15/07             315
 ....................................................................................................
                     110   Long Distance International, Inc.
                           144A                                            4/13/08             275
 ....................................................................................................
                      10   McCaw International Ltd.                        4/15/07              40
 ....................................................................................................
                      20   MGC Communications, Inc.
                           144A                                            10/1/04             617
 ....................................................................................................
                      40   Onepoint Communications, Inc.                    6/1/08              40
 ....................................................................................................
                      90   Orbital Imaging Corp. 144A                       3/1/05           3,600
 ....................................................................................................
                     120   Orion Network Systems                           1/15/07           1,380
 ....................................................................................................
                     140   Pathnet, Inc. 144A                              4/15/08           1,400
 ....................................................................................................
                   1,920   Powertel, Inc.                                   2/1/06           7,680
 ....................................................................................................
                     800   Rhythms Netcon 144A                             5/15/08           6,000
 ....................................................................................................
                      80   Spanish Broadcasting Systems
                           144A                                            6/30/99          16,400
 ....................................................................................................
                      80   STARTEC Global
                           Communications Corp.                            5/15/08              80
 ....................................................................................................
                     150   UIH Australia/Pacific, Inc.
                           144A                                            5/15/06             150
 ....................................................................................................
                      80   Versatel Teleco 144A                            5/15/08            $800
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $112,296)                                                 162,123
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (--%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                     600   Chancellor Media Corp. .
                           $3.00 cv. cum pfd.                                              $55,875
 ....................................................................................................
                     515   Chesapeake Energy Corp. 144A
                           $3.50 cv. cum. pfd.                                               5,279
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $89,076)                                                  $61,154
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
ITL        4,620,000,000   Italy (Government of) deb. 8 1/2s, 1999                      $2,863,930
 ....................................................................................................
             $12,990,000   U.S. Treasury Bills zero %, March 4, 1999 (SEG)              12,893,131
 ....................................................................................................
              37,975,000   Interest in $502,458,000 joint repurchase
                           agreement dated December 31, 1998
                           with SBC Warburg Securities due
                           January 4, 1999 with respect to various
                           U.S. Treasury obligations - maturity value
                           of $37,995,042 for an effective yield
                           of 4.75%                                                     37,980,011
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $53,546,271)                                          $53,737,072
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $834,022,547) (b)                                    $993,714,391
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1998
(aggregate face value $90,198,171)
----------------------------------------------------------------------------------------------------


                                                                                        Unrealized
                                                       Aggregate      Delivery         Appreciation/
                                     Market Value      Face Value         Date        (Depreciation)
 ....................................................................................................
Australian Dollars                     $731,097          $764,420       Mar-99            $(33,323)
 ....................................................................................................
Danish Krone                          1,994,886         2,008,847       Mar-99             (13,961)
 ....................................................................................................
Deutschemarks                        23,228,551        23,129,724       Feb-99              98,827
 ....................................................................................................
Finnish Marka                           607,348           604,841       Feb-99               2,507
 ....................................................................................................
French Franc                          4,131,288         4,099,292       Feb-99              31,996
 ....................................................................................................
Japanese Yen                         61,223,193        58,103,088       Mar-99           3,120,105
 ....................................................................................................
Spanish Peseta                        1,502,291         1,487,959       Feb-99              14,332
----------------------------------------------------------------------------------------------------
                                                                                        $3,220,483
----------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at December 31, 1998
(aggregate face value $83,896,204)
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                      Market           Aggregate      Delivery         Appreciation/
                                      Value            Face Value         Date        (Depreciation)
 ....................................................................................................
British Pounds                      $12,659,724       $12,663,787       Mar-99              $4,063
 ....................................................................................................
Canadian Dollar                         324,080           323,062       Mar-99              (1,018)
 ....................................................................................................
Deutschemarks                        13,610,483        13,543,405       Feb-99             (67,078)
 ....................................................................................................
Dutch Guilder                        12,680,980        12,620,516       Feb-99             (60,464)
 ....................................................................................................
Italian Lira                          1,250,052         1,238,626       Feb-99             (11,426)
 ....................................................................................................
Japanese Yen                         39,855,242        37,805,961       Mar-99          (2,049,281)
 ....................................................................................................
New Zealand Dollar                    2,159,614         2,174,730       Mar-99              15,116
 ....................................................................................................
Swedish Krona                         3,498,410         3,526,117       Mar-99              27,707
----------------------------------------------------------------------------------------------------
                                                                                       $(2,142,381)
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1998
----------------------------------------------------------------------------------------------------
                                                                                        Unrealized
                                                       Aggregate     Expiration        Appreciation/
                                   Total Value         Face Value          Date       (Depreciation)
----------------------------------------------------------------------------------------------------
CAC40 Index
(Long)                               $8,325,554        $7,774,526       Jan-99            $551,028
 ....................................................................................................
DAX Index (Long)                     10,947,217        10,231,755       Mar-99             715,462
 ....................................................................................................
FT-SE 100 Index
(Long)                               11,672,156        11,165,925       Mar-99              506,23
 ....................................................................................................
German 10 Yr
(Long)                               10,602,564        10,611,103       Mar-99              (8,539)
 ....................................................................................................
Gilt (Short)                         15,593,574        15,392,794       Mar-99            (200,780)
 ....................................................................................................
Japanese
Government Bonds
10 Yr (Long)                         17,536,440        18,598,449       Mar-99          (1,062,009)
 ....................................................................................................
U.S. Treasury Note
10 Yr (Short)                         7,149,375        7,140,079        Mar-99              (9,296)
 ....................................................................................................
U.S. Treasury Bond
20 Yr (Long)                          1,916,719        1,952,910        Mar-99             (36,191)
 ....................................................................................................
Municipal Bond
Index (Long)                         19,512,147        17,997,947       Mar-99           1,514,200
 ....................................................................................................
NASDAQ 100
(Long)                                2,595,600        2,412,791        Mar-99             182,809
 ....................................................................................................
Nikkei 225 SMX
(Long)                                8,367,420        8,934,151        Mar-99            (566,731)
 ....................................................................................................
Russell 2000IDX
(Long)                                2,551,500        2,402,265        Mar-99             149,235
 ....................................................................................................
S&P 500 Index
(Short)                              24,287,250        22,924,668       Mar-99          (1,362,582)
 ....................................................................................................
SPI Futures (Long)                    7,000,452        6,805,659        Mar-99             194,793
----------------------------------------------------------------------------------------------------
                                                                                          $567,630
----------------------------------------------------------------------------------------------------

Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Canada                                                                                         0.8%
 ....................................................................................................
France                                                                                         1.7
 ....................................................................................................
Germany                                                                                        1.5
 ....................................................................................................
Ireland                                                                                        0.5
 ....................................................................................................
Italy                                                                                          1.3
 ....................................................................................................
Japan                                                                                          1.3
 ....................................................................................................
Netherlands                                                                                    2.0
 ....................................................................................................
Sweden                                                                                         1.0
 ....................................................................................................
Switzerland                                                                                    0.8
 ....................................................................................................
United Kingdom                                                                                 4.0
 ....................................................................................................
United States                                                                                 82.7
 ....................................................................................................
Other                                                                                          2.4
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Growth Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (99.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares
 ....................................................................................................
Aerospace and Defense (0.2%)
 ....................................................................................................
                 328,800   Smiths Industries PLC (United Kingdom)                       $4,673,537
----------------------------------------------------------------------------------------------------
Automotive (--%)
 ....................................................................................................
                       1   Bayerische Motoren Werke (BMW) AG
                           (Germany)                                                           371
 ....................................................................................................
                      50   Telco (Tata Engineering and
                           Locomotive Co., Ltd.) (India)                                       192
----------------------------------------------------------------------------------------------------
                                                                                               563
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.7%)
 ....................................................................................................
                 843,950   International Container Terminal
                           Services, Inc. (Philippines) (NON)                               70,783
 ....................................................................................................
                     584   Larsen & Toubro Ltd. GDR (India)                                  2,210
 ....................................................................................................
                 172,562   Sidel S.A. (France)                                          14,635,673
----------------------------------------------------------------------------------------------------
                                                                                        14,708,666
----------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
 ....................................................................................................
                  84,693   Societe Television Francaise 1 (France)                      15,078,558
----------------------------------------------------------------------------------------------------
Building and Construction (0.6%)
 ....................................................................................................
                 412,600   CRH PLC (Ireland)                                             7,117,020
 ....................................................................................................
                 178,100   Masco Corp.                                                   5,120,375
----------------------------------------------------------------------------------------------------
                                                                                        12,237,395
----------------------------------------------------------------------------------------------------
Business Equipment and Services (3.9%)
 ....................................................................................................
                 407,100   CGI Group, Inc. (Canada) (NON)                                8,046,243
 ....................................................................................................
                 115,600   Cisco Systems, Inc. (NON)                                    10,729,125
 ....................................................................................................
                 328,500   HBO & Co.                                                     9,423,844
 ....................................................................................................
                 194,060   Mannesmann AG (Germany)                                      22,257,527
 ....................................................................................................
                 128,800   Pitney Bowes, Inc.                                            8,508,850
 ....................................................................................................
                  90,800   Wolters Kluwer N.V. (Netherlands)                            19,411,248
----------------------------------------------------------------------------------------------------
                                                                                        78,376,837
----------------------------------------------------------------------------------------------------
Communications (0.5%)
 ....................................................................................................
                 379,900   BCE Mobile Communications, Inc.
                           (Canada) (NON)                                               10,301,111
----------------------------------------------------------------------------------------------------
Computer Equipment (3.3%)
 ....................................................................................................
                 135,000   Computer Sciences Corp. (NON)                                 8,699,063
 ....................................................................................................
                 119,400   Dell Computer Corp. (NON)                                     8,738,588
 ....................................................................................................
                 189,800   EMC Corp. (NON)                                              16,133,000
 ....................................................................................................
                 140,200   IBM Corp.                                                    25,901,950
 ....................................................................................................
                  69,400   Sun Microsystems, Inc. (NON)                                  5,942,375
----------------------------------------------------------------------------------------------------
                                                                                        65,414,976
----------------------------------------------------------------------------------------------------
Computer Services and Software (6.1%)
 ....................................................................................................
                  86,100   3Com Corp. (NON)                                              3,858,356
 ....................................................................................................
                 205,100   BMC Software, Inc. (NON)                                      9,139,769
 ....................................................................................................
                  87,618   Cap Gemini S.A. (France)                                     14,062,903
 ....................................................................................................
                 264,000   CMG PLC (United Kingdom) (NON)                                6,673,498
 ....................................................................................................
                 102,800   Compuware Corp. (NON)                                         8,031,250
 ....................................................................................................
                 105,260   Equant N.V. (Netherlands) (NON)                               7,324,711
 ....................................................................................................
                 382,700   Fujitsu Ltd. (Japan) (NON)                                    5,088,916
 ....................................................................................................
                 108,100   IMS Health Inc.                                               8,154,794
 ....................................................................................................
                 251,000   Microsoft Corp. (NON)                                        34,810,563
 ....................................................................................................
               2,079,300   Misys PLC (United Kingdom) (NON)                             15,087,700
 ....................................................................................................
                 933,200   SEMA Group PLC (United Kingdom)                               9,142,015
----------------------------------------------------------------------------------------------------
                                                                                       121,374,475
----------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
 ....................................................................................................
                  87,400   United Technologies Corp.                                     9,504,750
 ....................................................................................................
                 432,500   Tyco International Ltd.                                      32,626,719
----------------------------------------------------------------------------------------------------
                                                                                        42,131,469
----------------------------------------------------------------------------------------------------
Consumer Non Durables (4.1%)
 ....................................................................................................
                 152,090   Benckiser NV Class B, (Netherlands)                           9,953,216
 ....................................................................................................
                 493,250   Centros Comerciales Continente, S.A.
                           (Spain)                                                      16,718,572
 ....................................................................................................
                  52,500   Clorox Co.                                                    6,132,656
 ....................................................................................................
                  95,300   Colgate-Palmolive Co.                                         8,850,988
 ....................................................................................................
                  50,900   Estee Lauder Cos. Class A                                     4,351,950
 ....................................................................................................
                 832,680   KAO Corp. (Japan)                                            18,760,675
 ....................................................................................................
                  11,587   L'OREAL (France)                                              8,376,095
 ....................................................................................................
                 148,400   Philip Morris Cos., Inc. (NON)                                7,939,400
----------------------------------------------------------------------------------------------------
                                                                                        81,083,552
----------------------------------------------------------------------------------------------------
Consumer Services (2.1%)
 ....................................................................................................
                  36,600   America Online, Inc.                                          5,856,000
 ....................................................................................................
               1,318,400   Compass Group PLC (United Kingdom)                           15,046,340
 ....................................................................................................
                 177,000   Interpublic Group Cos. Inc.                                  14,115,750
 ....................................................................................................
                 119,600   Tricon Global Restaurants, Inc. (NON)                         5,994,950
----------------------------------------------------------------------------------------------------
                                                                                        41,013,040
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.5%)
 ....................................................................................................
                 247,300   General Electric Co.                                         25,240,056
 ....................................................................................................
                 185,800   Intel Corp.                                                  22,028,913
 ....................................................................................................
                  96,000   Micron Technology, Inc.                                       4,854,000
 ....................................................................................................
                 182,000   Murata Manufacturing Co. Ltd. (Japan)                         7,541,789
 ....................................................................................................
                 157,000   Secom Co. (Japan)                                            12,983,915
 ....................................................................................................
                 143,200   STMicroelectronics (France) (NON)                            11,274,178
 ....................................................................................................
                  49,000   TDK Corp. (Japan)                                             4,472,255
 ....................................................................................................
                     600   Tokyo Electron Ltd. (Japan)                                      22,743
----------------------------------------------------------------------------------------------------
                                                                                        88,417,849
----------------------------------------------------------------------------------------------------
Entertainment (2.7%)
 ....................................................................................................
                 267,500   Carnival Corp. Class A                                       12,840,000
 ....................................................................................................
                 427,200   Time Warner, Inc.                                            26,513,100
 ....................................................................................................
                 198,500   Viacom, Inc. Class B (NON)                                   14,689,000
----------------------------------------------------------------------------------------------------
                                                                                        54,042,100
----------------------------------------------------------------------------------------------------
Environmental Control (1.6%)
 ....................................................................................................
                  84,022   Vivendi (France)                                             21,799,685
 ....................................................................................................
                 227,900   Waste Management, Inc. (NON)                                 10,625,838
----------------------------------------------------------------------------------------------------
                                                                                        32,425,523
----------------------------------------------------------------------------------------------------
Food and Beverages (4.0%)
 ....................................................................................................
               4,431,095   Coca-Cola Beverages PLC
                           (United Kingdom) (NON)                                        7,785,682
 ....................................................................................................
                 241,100   Heineken NV (Netherlands)                                    14,495,504
 ....................................................................................................
                  72,700   Itoen, Ltd. (Japan)                                           3,744,840
 ....................................................................................................
                 165,300   Koninlijke Numico N.V. (Netherlands)                          7,871,429
 ....................................................................................................
                  21,883   Promodes (France)                                            15,912,916
 ....................................................................................................
                  95,300   The Quaker Oats Co.                                           5,670,350
 ....................................................................................................
                 232,600   Sara Lee Corp.                                                6,556,413
 ....................................................................................................
                  75,282   Sodexho Alliance S.A. (France)                               16,837,995
----------------------------------------------------------------------------------------------------
                                                                                        78,875,129
----------------------------------------------------------------------------------------------------
Health Care (0.5%)
 ....................................................................................................
                 132,450   Cardinal Health, Inc.                                        10,049,662
----------------------------------------------------------------------------------------------------
Hotels (0.4%)
 ....................................................................................................
                  32,411   Accor S.A. (France)                                           7,017,251
----------------------------------------------------------------------------------------------------
Insurance and Finance (20.2%)
 ....................................................................................................
                 112,600   Aegon N.V. (Netherlands)                                     13,815,142
 ....................................................................................................
                 131,500   Aiful Corp. (Japan)                                           7,970,398
 ....................................................................................................
               1,170,830   Alleanza Assicurazioni SPA (Italy)                           16,555,059
 ....................................................................................................
                  34,200   Allianz Versicherungs AG (Germany)                           12,548,009
 ....................................................................................................
                 723,400   Allied Irish Banks PLC (Ireland)                             12,940,620
 ....................................................................................................
                  44,200   American Express Co.                                          4,519,450
 ....................................................................................................
                  82,500   American General Corp.                                        6,435,000
 ....................................................................................................
                 156,950   American International Group, Inc.                           15,165,294
 ....................................................................................................
                 777,700   AMP Ltd. (Australia) (NON)                                    9,832,276
 ....................................................................................................
                 408,700   AMP Ltd.144A (Australia) (NON)                                5,167,097
 ....................................................................................................
                 416,500   Assicurazioni Generali (Italy)                               17,402,499
 ....................................................................................................
                 116,200   Associates First Capital Corp. (NON)                          4,923,975
 ....................................................................................................
                 112,955   Axa S.A. (France)                                            16,371,169
 ....................................................................................................
               1,662,800   Banca Intesa SPA (Italy)                                      9,983,446
 ....................................................................................................
                 375,800   Banco Comercial Portugues, S.A.
                           (Portugal)                                                   11,536,206
 ....................................................................................................
                 234,450   Banco Portugues Do Atlantico
                           (Portugal)                                                    4,797,594
 ....................................................................................................
                  86,200   Banco Portugues Do Atlantico 144A
                           (Portugal)                                                    1,763,927
 ....................................................................................................
                     160   Bank of Greece S.A. (Greece)                                     35,981
 ....................................................................................................
                 137,800   Bankinter, S.A. (Spain)                                       5,078,529
 ....................................................................................................
                 232,296   Bayerische Vereinsbank AG (Germany)                          18,203,704
 ....................................................................................................
                  48,800   Charter One Financial, Inc.                                   1,354,200
 ....................................................................................................
                 138,300   Comerica, Inc.                                                9,430,331
 ....................................................................................................
               3,150,300   Credito Italiano SPA (Italy)                                 18,685,570
 ....................................................................................................
                 351,400   Federal Home Loan Mortgage Corp.                             22,643,338
 ....................................................................................................
                 107,800   Fifth Third Bancorp                                           7,687,488
 ....................................................................................................
                 137,384   Firstar Corp.                                                12,811,058
 ....................................................................................................
                 197,300   Fortis Amev NV (Netherlands) (NON)                           16,334,068
 ....................................................................................................
                 363,600   HSBC Holdings PLC (United Kingdom)                            9,058,787
 ....................................................................................................
                   1,467   Julius Baer Holdings AG (Switzerland)                         4,875,759
 ....................................................................................................
                 394,300   MBNA Corp.                                                    9,832,856
 ....................................................................................................
                 814,200   Mediolanum SPA (Italy)                                        6,039,694
 ....................................................................................................
                  68,400   Merrill Lynch & Co., Inc.                                     4,565,700
 ....................................................................................................
                 166,000   Promise Co., Ltd. (Japan)                                     8,624,135
 ....................................................................................................
                  88,860   Providian Financial Corp.                                     6,664,500
 ....................................................................................................
                  27,100   Shohkoh Fund & Co., Ltd. (Japan)                              8,715,677
 ....................................................................................................
                 117,100   SunAmerica, Inc. (NON)                                        9,499,738
 ....................................................................................................
                 138,200   Takefuji Corp. (Japan)                                       10,073,776
 ....................................................................................................
                  26,100   Takefuji Corp. 144A (Japan) (NON)                             1,902,500
 ....................................................................................................
                 412,900   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           9,728,956
 ....................................................................................................
                       1   UBS AG (Switzerland) (NON)                                          307
 ....................................................................................................
                 431,100   Wells Fargo Co. (NON)                                        17,217,056
 ....................................................................................................
                  14,530   Zurich Allied AG (Switzerland) (NON)                         10,758,653
----------------------------------------------------------------------------------------------------
                                                                                       401,549,522
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.8%)
 ....................................................................................................
                 234,300   Centocor, Inc. (NON)                                         10,572,788
 ....................................................................................................
                  52,200   McKesson Corp. (NON)                                          4,127,063
 ....................................................................................................
                  21,294   Synthelabo (France)                                           4,507,453
 ....................................................................................................
                 438,000   Takeda Chemical Industries (Japan)                           16,834,246
----------------------------------------------------------------------------------------------------
                                                                                        36,041,550
----------------------------------------------------------------------------------------------------
Oil and Gas (0.9%)
 ....................................................................................................
                 241,400   Exxon Corp.                                                  17,652,375
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (10.5%)
 ....................................................................................................
                 161,100   Bristol-Myers Squibb Co. (NON)                               21,557,194
 ....................................................................................................
                 269,300   Elan Corp. PLC ADR (Ireland) (NON)                           18,733,181
 ....................................................................................................
                 557,738   Glaxo Wellcome PLC (United Kingdom)                          19,118,801
 ....................................................................................................
                 187,700   Lilly (Eli) & Co.                                            16,681,838
 ....................................................................................................
                   7,545   Novartis AG ADR (Switzerland)                                14,831,817
 ....................................................................................................
                 162,500   Pfizer, Inc.                                                 20,383,594
 ....................................................................................................
                 209,200   Quintiles Transnational Corp. (NON)                          11,166,050
 ....................................................................................................
                  56,806   Sanofi S.A. (France)                                          9,351,284
 ....................................................................................................
                 445,300   Schering-Plough Corp.                                        24,602,825
 ....................................................................................................
               1,040,838   Smithkline Beecham PLC ADR
                           (United Kingdom)                                             14,492,462
 ....................................................................................................
                 314,250   Warner-Lambert Co.                                           23,627,672
 ....................................................................................................
                 456,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                      14,665,483
----------------------------------------------------------------------------------------------------
                                                                                       209,212,201
----------------------------------------------------------------------------------------------------
Publishing (0.5%)
 ....................................................................................................
                 269,300   VNU N.V. (Netherlands)                                       10,144,421
----------------------------------------------------------------------------------------------------
Retail (10.6%)
 ....................................................................................................
               1,447,800   Coles Myer Ltd. (Australia)                                   7,569,569
 ....................................................................................................
                 250,400   Costco Companies, Inc. (NON)                                 18,075,750
 ....................................................................................................
                 433,700   CVS Corp.                                                    23,853,500
 ....................................................................................................
                  96,100   Gap, Inc. (The)                                               5,405,625
 ....................................................................................................
                 300,900   Home Depot, Inc. (The)                                       18,411,319
 ....................................................................................................
                 478,894   Koninklijke Ahold N.V. (Netherlands)                         17,683,024
 ....................................................................................................
                  77,000   Kroger Co.                                                    4,658,500
 ....................................................................................................
               1,390,400   La Rinascente SPA (Italy)                                    14,309,054
 ....................................................................................................
                 293,000   Safeway, Inc. (NON)                                          17,854,688
 ....................................................................................................
                 182,000   Seven-Eleven Japan Co., Ltd. (Japan)                         14,633,327
 ....................................................................................................
                 455,500   TJX Cos., Inc. (The)                                         13,209,500
 ....................................................................................................
                 390,000   Wal-Mart Stores, Inc.                                        31,760,625
 ....................................................................................................
                 280,800   Walgreen Co.                                                 16,444,350
 ....................................................................................................
               1,770,942   Woolworth Ltd. (Australia)                                    6,016,765
----------------------------------------------------------------------------------------------------
                                                                                       209,885,596
----------------------------------------------------------------------------------------------------
Satellite Services (0.8%)
 ....................................................................................................
                 610,666   Hellenic Telecommunication Organization
                           S.A. (Greece)                                                16,239,408
----------------------------------------------------------------------------------------------------
Telecommunications (12.7%)
 ....................................................................................................
                 140,400   Ascend Communications, Inc. (NON)                             9,231,300
 ....................................................................................................
               2,173,300   Cable & Wireless Communications
                           (United Kingdom) (NON)                                       19,777,517
 ....................................................................................................
               5,320,400   Cable & Wireless Optus Ltd. (Australia) (NON)                11,159,246
 ....................................................................................................
                 120,100   General Instrument Corp. (NON)                                4,075,894
 ....................................................................................................
                 275,000   Lucent Technologies, Inc.                                    30,250,000
 ....................................................................................................
                 376,000   Matsushita Communication Industrial
                           Co., Ltd. (Japan)                                            17,707,015
 ....................................................................................................
                 349,600   MCI WorldCom, Inc. (NON)                                     25,083,800
 ....................................................................................................
                     392   Northern Telecom Ltd. (Canada)                                   19,619
 ....................................................................................................
               1,118,000   Orange PLC ADR (United Kingdom) (NON)                        12,944,580
 ....................................................................................................
                 225,500   Oy Nokia AB Class A, (Finland)                               27,432,552
 ....................................................................................................
                 213,400   Sonera Group OYJ (Finland) (NON)                              3,768,469
 ....................................................................................................
                 139,800   Tele Danmark AS (Denmark)                                    18,799,029
 ....................................................................................................
                  71,846   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal) (NON)                                             14,664,164
 ....................................................................................................
               2,749,500   Telecom Italia Mobile SPA (Italy)                            20,312,402
 ....................................................................................................
                 246,900   Tele-Communications, Inc. Class A (NON)                      13,656,656
 ....................................................................................................
               1,487,500   Vodafone Group PLC (United Kingdom)                          24,065,037
----------------------------------------------------------------------------------------------------
                                                                                       252,947,280
----------------------------------------------------------------------------------------------------
Transportation (0.5%)
 ....................................................................................................
                 645,100   Bombardier, Inc. (Canada)                                     9,272,917
----------------------------------------------------------------------------------------------------
Utilities (2.7%)
 ....................................................................................................
                  97,300   Airtouch Communications, Inc.                                 7,017,763
 ....................................................................................................
                     642   Nippon Telegraph and Telephone Corp.
                           (Japan) (NON)                                                 4,946,316
 ....................................................................................................
                 210,700   Peco Energy Co.                                               8,770,388
 ....................................................................................................
                 306,300   SBC Communications, Inc. (NON)                               16,425,202
 ....................................................................................................
                 200,000   Sprint Corp.                                                 16,825,000
----------------------------------------------------------------------------------------------------
                                                                                        53,984,669
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $1,572,813,581)                                    $1,974,151,632
----------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES (--%) (a) (cost $63,432)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
                   1,358   India Magnum Fund Class A (acquired
                           11/1/96, cost $63,432) (India) (NON) (RES)                      $33,950
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.2%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
                $283,000   Delaware Funding Corp., effective
                           yield of 5.73%, January 20,1999                                $282,144
 ....................................................................................................
               4,100,000   U.S. Treasury Bill, 4.47s, March 4, 1999                      4,069,248
 ....................................................................................................
                 382,000   Windmill Funding, effective yield 5.45%,
                           January 27,1999                                                 380,496
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $4,731,888)                                            $4,731,888
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,577,608,901) (b)                                $1,978,917,470
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      2.0%
 ....................................................................................................
Canada                                                                                         1.4
 ....................................................................................................
Denmark                                                                                        1.0
 ....................................................................................................
Finland                                                                                        1.6
 ....................................................................................................
France                                                                                         7.8
 ....................................................................................................
Germany                                                                                        2.7
 ....................................................................................................
Ireland                                                                                        2.0
 ....................................................................................................
Italy                                                                                          5.2
 ....................................................................................................
Japan                                                                                          8.0
 ....................................................................................................
Netherlands                                                                                    5.9
 ....................................................................................................
Portugal                                                                                       1.7
 ....................................................................................................
Spain                                                                                          1.1
 ....................................................................................................
Switzerland                                                                                    1.5
 ....................................................................................................
United Kingdom                                                                                 8.0
 ....................................................................................................
United States                                                                                 49.3
 ....................................................................................................
Other                                                                                          0.8
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth and Income Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (97.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Aerospace and Defense (0.8%)
 ....................................................................................................
                 271,088   Lockheed Martin Corp.                                       $22,974,708
 ....................................................................................................
                 515,000   Raytheon Co. Class A                                         26,619,063
 ....................................................................................................
                 514,200   Raytheon Co. Class B                                         27,381,150
----------------------------------------------------------------------------------------------------
                                                                                        76,974,921
----------------------------------------------------------------------------------------------------
Automotive (2.3%)
 ....................................................................................................
               2,536,600   Ford Motor Co.                                              148,866,713
 ....................................................................................................
                 965,100   General Motors Corp.                                         69,064,969
 ....................................................................................................
                 225,000   Goodyear Tire & Rubber Co. (The)                             11,348,438
 ....................................................................................................
                       1   Meritor Automotive, Inc. (NON)                                       21
----------------------------------------------------------------------------------------------------
                                                                                       229,280,141
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.5%)
 ....................................................................................................
                 758,570   Cooper Industries, Inc.                                      36,174,307
 ....................................................................................................
               1,042,762   Deere (John) & Co.                                           34,541,491
 ....................................................................................................
                 734,415   Minnesota Mining & Manufacturing Co.                         52,235,267
 ....................................................................................................
                 875,000   Owens-Illinois, Inc. (NON)                                   26,796,875
----------------------------------------------------------------------------------------------------
                                                                                       149,747,940
----------------------------------------------------------------------------------------------------
Broadcasting (0.2%)
 ....................................................................................................
                 380,000   Comcast Corp. Class A                                        22,301,250
----------------------------------------------------------------------------------------------------
Business Equipment and Services (1.0%)
 ....................................................................................................
                 851,049   Xerox Corp.                                                 100,423,782
----------------------------------------------------------------------------------------------------
Chemicals (2.1%)
 ....................................................................................................
                 525,000   Avery Dennison Corp.                                         23,657,813
 ....................................................................................................
                 346,400   Dow Chemical Co.                                             31,500,750
 ....................................................................................................
               2,015,980   du Pont (E.I.) de Nemours & Co., Ltd.                       106,972,939
 ....................................................................................................
                 813,965   Eastman Chemical Co.                                         36,424,934
 ....................................................................................................
                 692,588   Witco Chemical Corp.                                         11,038,121
----------------------------------------------------------------------------------------------------
                                                                                       209,594,557
----------------------------------------------------------------------------------------------------
Computer Equipment (0.9%)
 ....................................................................................................
               1,907,800   Seagate Technology, Inc. (NON)                               57,710,950
 ....................................................................................................
                 346,600   Sun Microsystems, Inc. (NON)                                 29,677,625
----------------------------------------------------------------------------------------------------
                                                                                        87,388,575
----------------------------------------------------------------------------------------------------
Computer Services and Software (3.9%)
 ....................................................................................................
               1,391,800   3Com Corp. (NON)                                             62,370,037
 ....................................................................................................
               1,155,001   Computer Associates International, Inc.                      49,231,917
 ....................................................................................................
               1,263,958   IBM Corp.                                                   233,516,231
 ....................................................................................................
                 850,000   NCR Corp. (NON)                                              35,487,500
 ....................................................................................................
                 135,000   Apple Computer, Inc.                                          5,526,563
----------------------------------------------------------------------------------------------------
                                                                                       386,132,248
----------------------------------------------------------------------------------------------------
Computer Equipment (1.7%)
 ....................................................................................................
               4,063,400   Compaq Computer Corp.                                       170,408,838
----------------------------------------------------------------------------------------------------
Conglomerates (1.1%)
 ....................................................................................................
               1,124,200   Allied-Signal, Inc.                                          49,816,113
 ....................................................................................................
                 350,000   Ogden Corp.                                                   8,771,875
 ....................................................................................................
                 205,000   Temple Inland, Inc.                                          12,159,063
 ....................................................................................................
                 357,700   United Technologies Corp.                                    38,899,875
----------------------------------------------------------------------------------------------------
                                                                                       109,646,926
----------------------------------------------------------------------------------------------------
Consumer Non Durables (4.9%)
 ....................................................................................................
                 210,000   Clorox Co.                                                   24,530,625
 ....................................................................................................
                 934,288   Colgate-Palmolive Co.                                        86,771,998
 ....................................................................................................
               1,137,201   Kimberly-Clark Corp.                                         61,977,455
 ....................................................................................................
               3,915,537   Philip Morris Cos., Inc.                                    209,481,230
 ....................................................................................................
                 275,000   Procter & Gamble Co.                                         25,110,937
 ....................................................................................................
               2,663,273   RJR Nabisco Holdings Corp.                                   79,065,917
----------------------------------------------------------------------------------------------------
                                                                                       486,938,162
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (7.0%)
 ....................................................................................................
               1,262,600   Emerson Electric Co.                                         76,387,300
 ....................................................................................................
               2,799,009   General Electric Co.                                        285,673,856
 ....................................................................................................
               1,121,000   Intel Corp.                                                 132,908,563
 ....................................................................................................
               1,786,100   Motorola, Inc.                                              109,063,731
 ....................................................................................................
                 168,850   Rockwell International Corp.                                  8,199,778
 ....................................................................................................
                 921,600   Texas Instruments, Inc.                                      78,854,400
----------------------------------------------------------------------------------------------------
                                                                                       691,087,628
----------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ....................................................................................................
                 813,386   Viacom, Inc. Class B (NON)                                   60,190,564
----------------------------------------------------------------------------------------------------
Food and Beverages (4.1%)
 ....................................................................................................
               1,598,188   Anheuser-Busch Cos., Inc.                                   104,881,088
 ....................................................................................................
               1,319,200   ConAgra, Inc.                                                41,554,800
 ....................................................................................................
                 350,000   General Mills, Inc.                                          27,212,500
 ....................................................................................................
               1,463,500   Heinz (H.J.) Co.                                             82,870,688
 ....................................................................................................
                 506,000   Nabisco Holdings Corp. Class A                               20,999,000
 ....................................................................................................
                 867,600   Quaker Oats Co. (The)                                        51,622,200
 ....................................................................................................
               2,775,062   Sara Lee Corp.                                               78,222,060
----------------------------------------------------------------------------------------------------
                                                                                       407,362,336
----------------------------------------------------------------------------------------------------
Health Care (0.9%)
 ....................................................................................................
               1,031,600   Columbia/HCA Healthcare Corp.                                25,532,100
 ....................................................................................................
               1,805,300   Tenet Healthcare Corp. (NON)                                 47,389,125
 ....................................................................................................
                 200,000   Wellpoint Health Networks, Inc. (NON)                        17,400,000
----------------------------------------------------------------------------------------------------
                                                                                        90,321,225
----------------------------------------------------------------------------------------------------
Insurance and Finance (22.7%)
 ....................................................................................................
                 608,390   Aetna Inc.                                                   47,834,664
 ....................................................................................................
               1,156,700   Allstate Corp.                                               44,677,538
 ....................................................................................................
                 874,000   American Express Co.                                         89,366,500
 ....................................................................................................
               1,611,587   American General Corp.                                      125,703,786
 ....................................................................................................
               1,294,590   AON Corp.                                                    71,687,921
 ....................................................................................................
               3,014,289   Bank One Corp.                                              153,917,132
 ....................................................................................................
               3,727,127   BankAmerica Corp.                                           224,093,511
 ....................................................................................................
               2,136,022   BankBoston Corp.                                             83,171,357
 ....................................................................................................
                 195,000   Bankers Trust New York Corp. (CUS)                           16,660,313
 ....................................................................................................
               1,135,000   Chase Manhattan Corp.                                        77,250,938
 ....................................................................................................
               1,374,442   CIGNA Corp.                                                 106,261,547
 ....................................................................................................
               3,948,700   Citigroup, Inc.                                             195,460,650
 ....................................................................................................
               1,629,969   Fannie Mae                                                  120,617,706
 ....................................................................................................
                  77,900   First American Corp.                                          3,456,813
 ....................................................................................................
                 195,000   First Tennessee National Corp.                                7,422,188
 ....................................................................................................
               1,105,900   First Union Corp.                                            67,252,544
 ....................................................................................................
               1,324,000   Fleet Financial Group, Inc.                                  59,166,250
 ....................................................................................................
                 606,800   Hartford Financial Services Group (ITT)                      33,298,150
 ....................................................................................................
                 301,820   Huntington Bancshares, Inc.                                   9,073,464
 ....................................................................................................
               1,680,000   KeyCorp                                                      53,760,000
 ....................................................................................................
                 725,000   Lehman Brothers Holding, Inc.                                31,945,313
 ....................................................................................................
                 295,000   Lincoln National Corp.                                       24,134,688
 ....................................................................................................
                 820,000   Mercantile Bancorpation, Inc.                                37,822,500
 ....................................................................................................
                 853,100   Merrill Lynch & Co., Inc.                                    56,944,425
 ....................................................................................................
                 909,140   Morgan (J.P.) & Co., Inc.                                    95,516,521
 ....................................................................................................
                 420,000   Morgan Stanley, Dean Witter, Discover
                           and Co.                                                      29,820,000
 ....................................................................................................
                 497,800   National City Corp.                                          36,090,500
 ....................................................................................................
               1,075,000   PNC Bank Corp.                                               58,184,375
 ....................................................................................................
                 210,826   Summit Bancorp                                                9,210,461
 ....................................................................................................
                 371,700   SunTrust Banks, Inc.                                         28,435,050
 ....................................................................................................
                 151,600   Synovus Financial Corp.                                       3,695,250
 ....................................................................................................
                 585,000   The Equitable Companies, Inc.                                33,856,875
 ....................................................................................................
               2,494,800   Washington Mutual, Inc.                                      95,270,175
 ....................................................................................................
               3,223,100   Wells Fargo Co.                                             128,722,556
----------------------------------------------------------------------------------------------------
                                                                                     2,259,781,661
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.3%)
 ....................................................................................................
               2,063,938   Baxter International, Inc.                                  132,737,013
----------------------------------------------------------------------------------------------------
Metals and Mining (0.4%)
 ....................................................................................................
                 385,500   Aluminum Co. of America                                      28,743,844
 ....................................................................................................
                 900,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class A                                        8,718,750
 ....................................................................................................
                 610,000   Freeport-McMoRan Copper &
                           Gold Co., Inc. Class B                                        6,366,875
----------------------------------------------------------------------------------------------------
                                                                                        43,829,469
----------------------------------------------------------------------------------------------------
Oil and Gas (10.3%)
 ....................................................................................................
               1,504,588   Amoco Corp.                                                  88,770,692
 ....................................................................................................
               1,282,878   Atlantic Richfield Co.                                       83,707,790
 ....................................................................................................
                 487,000   British Petroleum PLC ADR
                           (United Kingdom)                                             46,265,000
 ....................................................................................................
               1,153,300   Chevron, Inc.                                                95,651,819
 ....................................................................................................
                 992,000   Conoco, Inc. (NON)                                           20,708,000
 ....................................................................................................
                 815,300   Elf Aquitane ADR (France)                                    46,166,363
 ....................................................................................................
                 584,700   Enron Corp.                                                  33,364,444
 ....................................................................................................
               2,677,768   Exxon Corp.                                                 195,811,785
 ....................................................................................................
                 850,000   Halliburton Co.                                              25,181,250
 ....................................................................................................
               1,247,544   Mobil Corp.                                                 108,692,271
 ....................................................................................................
               1,300,000   Occidental Petroleum Corp.                                   21,937,500
 ....................................................................................................
                 850,000   Royal Dutch Petroleum Co. PLC ADR
                           (Netherlands)                                                40,693,750
 ....................................................................................................
               1,228,100   Schlumberger Ltd.                                            56,646,113
 ....................................................................................................
               1,513,100   Sonat, Inc.                                                  40,948,269
 ....................................................................................................
               1,410,900   Texaco, Inc.                                                 74,601,338
 ....................................................................................................
                 960,000   Tosco Corp.                                                  24,840,000
 ....................................................................................................
                  716800   Williams Cos., Inc.                                          22,355,200
----------------------------------------------------------------------------------------------------
                                                                                     1,026,341,584
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.1%)
 ....................................................................................................
                 685,700   Fort James Corp.                                             27,428,000
 ....................................................................................................
               1,514,476   Weyerhaeuser Co.                                             76,954,312
----------------------------------------------------------------------------------------------------
                                                                                       104,382,312
----------------------------------------------------------------------------------------------------
Pharmaceuticals (7.6%)
 ....................................................................................................
               2,795,838   American Home Products Corp.                                157,440,627
 ....................................................................................................
               1,349,547   Bristol-Myers Squibb Co.                                    180,586,258
 ....................................................................................................
               1,171,133   Merck & Co., Inc.                                           172,961,705
 ....................................................................................................
               4,293,287   Pharmacia & Upjohn, Inc.                                    243,107,376
----------------------------------------------------------------------------------------------------
                                                                                       754,095,966
----------------------------------------------------------------------------------------------------
Photography (0.8%)
 ....................................................................................................
               1,139,283   Eastman Kodak Co.                                            82,028,376
----------------------------------------------------------------------------------------------------
Publishing (1.3%)
 ....................................................................................................
                 527,000   McGraw-Hill, Inc.                                            53,688,125
 ....................................................................................................
                 920,000   Times Mirror Co. Class A                                     51,520,000
 ....................................................................................................
                 378,400   Tribune Co.                                                  24,974,400
----------------------------------------------------------------------------------------------------
                                                                                       130,182,525
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trusts) (0.5%)
 ....................................................................................................
                 700,000   Equity Residential Properties Trust                          28,306,250
 ....................................................................................................
               1,100,000   Starwood Lodging Trust                                       24,956,250
----------------------------------------------------------------------------------------------------
                                                                                        53,262,500
----------------------------------------------------------------------------------------------------
Restaurants (0.2%)
 ....................................................................................................
                 320,000   McDonald's Corp.                                             24,520,000
----------------------------------------------------------------------------------------------------
Retail (3.1%)
 ....................................................................................................
               1,253,280   Dayton Hudson Corp.                                          67,990,440
 ....................................................................................................
               4,393,547   K mart Corp. (NON)                                           67,276,188
 ....................................................................................................
                 916,890   May Department Stores Co.                                    55,357,234
 ....................................................................................................
                 476,775   Penney (J.C.) Co., Inc.                                      22,348,828
 ....................................................................................................
               1,311,100   Sears, Roebuck & Co.                                         55,721,750
 ....................................................................................................
               2,223,821   Toys R Us (NON)                                              37,526,979
----------------------------------------------------------------------------------------------------
                                                                                       306,221,419
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.3%)
 ....................................................................................................
               1,091,232   Mattel, Inc.                                                 24,893,730
----------------------------------------------------------------------------------------------------
Telecommunications (1.3%)
 ....................................................................................................
                 621,600   MediaOne Group Inc. (NON)                                    29,215,200
 ....................................................................................................
               1,573,896   U S West, Inc.                                              101,713,028
----------------------------------------------------------------------------------------------------
                                                                                       130,928,228
----------------------------------------------------------------------------------------------------
Transportation (1.5%)
 ....................................................................................................
               2,531,577   Burlington Northern Santa Fe Corp.                           85,440,724
 ....................................................................................................
                 470,000   Delta Air Lines, Inc.                                        24,440,000
 ....................................................................................................
                 800,000   Norfolk Southern Corp.                                       25,350,000
 ....................................................................................................
                 600,000   Ryder System, Inc.                                           15,600,000
----------------------------------------------------------------------------------------------------
                                                                                       150,830,724
----------------------------------------------------------------------------------------------------
Utilities (11.7%)
 ....................................................................................................
               2,458,811   American Telephone & Telegraph Co.                          185,025,528
 ....................................................................................................
               1,552,000   Ameritech Corp.                                              98,358,000
 ....................................................................................................
               2,281,400   Bell Atlantic Corp.                                         120,914,200
 ....................................................................................................
                 620,000   BellSouth Corp.                                              30,922,500
 ....................................................................................................
               1,077,200   Consolidated Edison, Inc.                                    56,956,950
 ....................................................................................................
               1,506,300   Duke Energy Corp.                                            96,497,344
 ....................................................................................................
                 790,000   Edison International                                         22,021,250
 ....................................................................................................
               1,700,000   Entergy Corp.                                                52,912,500
 ....................................................................................................
               1,320,700   GTE Corp.                                                    85,845,500
 ....................................................................................................
                 585,000   Public Service Enterprise Group, Inc.                        23,400,000
 ....................................................................................................
               2,960,438   SBC Communications, Inc.                                    158,753,487
 ....................................................................................................
                 977,470   Sempra Energy                                                24,803,301
 ....................................................................................................
               1,851,400   Southern Co.                                                 53,806,312
 ....................................................................................................
               1,098,309   Sprint Corp.                                                 92,395,245
 ....................................................................................................
               1,370,200   Texas Utilities Co.                                          63,971,212
----------------------------------------------------------------------------------------------------
                                                                                     1,166,583,329
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $7,835,550,274)                                    $9,668,417,929
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (0.2%) (a) (cost $16,029,234)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $15,000,000   Apple Computer, Inc. cv. sub. notes
                           6s, 2001                                                    $21,656,250
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a) (cost $20,394,668)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                 350,000   K mart Financing I $3.875 cum. cv. pfd.                     $20,278,125
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $2,640,000   Commonwealth Bank of Australia,
                           effective yield of 5.25%, January 4, 1999                    $2,638,845
 ....................................................................................................
              25,000,000   Cxc Inc., effective yield of 5.60%,
                           January 21, 1999                                             24,922,222
 ....................................................................................................
              25,000,000   Eureka Securitization, effective
                           yield of 5.45%, January 29, 1999                             24,894,028
 ....................................................................................................
              32,000,000   Federal National Mortgage, effective
                           yield of 5.02%, March 5, 1999                                31,718,880
 ....................................................................................................
              25,000,000   General Electric Capital Corp., effective
                           yield of 5.50%, February 3, 1999                             24,873,958
 ....................................................................................................
              50,000,000   National Australia Funding, effective
                           yield of 6.24%, January 5, 1999                              49,965,333
 ....................................................................................................
              25,000,000   National Australia Funding, effective
                           yield of 5.04%, March 3, 1999                                24,786,500
 ....................................................................................................
              25,000,000   Sheffield Receivables Corp., effective
                           yield of 5.46%, February 5, 1999                             24,867,292
 ....................................................................................................
              71,787,000   Interest in $500,000,000 joint tri-party
                           repurchase agreement dated
                           December 31, 1998 with Lehman
                           Brothers, Inc. due January 4, 1999 with
                           respect to various U.S. Treasury
                           obligations -- maturity value of
                           $71,825,685 for an effective yield
                           of 4.85%.                                                    71,796,671
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $280,463,729)                                        $280,463,729
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $8,152,437,905) (b)                                $9,990,816,033
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Health Sciences Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (95.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Biotechnology (1.6%)
 ....................................................................................................
                  37,600   IDEXX Laboratories, Inc. (NON)                               $1,011,675
 ....................................................................................................
                  16,300   Guilford Pharmaceuticals, Inc. (NON)                            232,275
 ....................................................................................................
                  20,100   Millennium Pharmaceuticals, Inc. (NON)                          520,088
 ....................................................................................................
                  12,700   Pharmacylics, Inc.                                              323,850
 ....................................................................................................
                   7,800   ViroPharma Inc. (NON)                                            72,638
----------------------------------------------------------------------------------------------------
                                                                                         2,160,526
----------------------------------------------------------------------------------------------------
Business Services (2.0%)
 ....................................................................................................
                  19,800   Applied Analytical Industries, Inc. (NON)                       344,025
 ....................................................................................................
                   3,500   ChiRex Inc. (NON)                                                74,813
 ....................................................................................................
                  13,400   On Assignment, Inc. (NON)                                       462,300
 ....................................................................................................
                  18,700   Pharmaceutical Product
                           Development, Inc. (NON)                                         562,169
 ....................................................................................................
                  23,200   Quintiles Transnational Corp. (NON)                           1,238,300
----------------------------------------------------------------------------------------------------
                                                                                         2,681,607
----------------------------------------------------------------------------------------------------
Conglomerates (2.5%)
 ....................................................................................................
                  46,200   Tyco International Ltd.                                       3,485,213
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.5%)
 ....................................................................................................
                  26,330   Wesley Jessen VisionCare, Inc. (NON)                            730,658
----------------------------------------------------------------------------------------------------
Health Care Information Systems (4.3%)
 ....................................................................................................
                  27,600   Cerner Corp. (NON)                                              738,300
 ....................................................................................................
                  93,740   HBO & Co.                                                     2,689,166
 ....................................................................................................
                  14,800   IMS Health Inc.                                               1,116,475
 ....................................................................................................
                  15,300   Incyte Pharmaceuticals, Inc. (NON)                              571,838
 ....................................................................................................
                  20,700   Medquist, Inc. (NON)                                            817,650
----------------------------------------------------------------------------------------------------
                                                                                         5,933,429
----------------------------------------------------------------------------------------------------
Hospital Management (1.0%)
 ....................................................................................................
                  30,700   Health Management Assoc., Inc. (NON)                            663,888
 ....................................................................................................
                  13,200   Universal Health Services, Inc. (NON)                           684,750
----------------------------------------------------------------------------------------------------
                                                                                         1,348,638
----------------------------------------------------------------------------------------------------
Managed Health Care (0.3%)
 ....................................................................................................
                  10,200   Trigon Healthcare, Inc. (NON)                                   380,588
----------------------------------------------------------------------------------------------------
Medical Management Services (0.7%)
 ....................................................................................................
                  24,000   American Oncology Resources, Inc. (NON)                         349,500
 ....................................................................................................
                   5,000   Pediatrix Medical Group, Inc. (NON)                             299,688
 ....................................................................................................
                  23,600   Physician Reliance Network, Inc. (NON)                          309,750
----------------------------------------------------------------------------------------------------
                                                                                           958,938
----------------------------------------------------------------------------------------------------
Medical Services (4.4%)
 ....................................................................................................
                  46,400   Cardinal Health, Inc.                                         3,520,600
 ....................................................................................................
                   5,800   Express Scripts, Inc. Class A (NON)                             389,325
 ....................................................................................................
                  20,600   Lincare Holdings, Inc. (NON)                                    835,588
 ....................................................................................................
                  23,900   Omnicare, Inc.                                                  830,525
 ....................................................................................................
                  13,500   Total Renal Care Holdings, Inc. (NON)                           399,094
----------------------------------------------------------------------------------------------------
                                                                                         5,975,132
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (16.9%)
 ....................................................................................................
                  25,600   Ballard Medical Products                                        622,400
 ....................................................................................................
                  21,100   Baxter International, Inc.                                    1,356,994
 ....................................................................................................
                  52,900   Bergen Brunswig Corp. Class A                                 1,844,888
 ....................................................................................................
                  21,800   Biomet, Inc.                                                    877,450
 ....................................................................................................
                  24,700   Cytyc Corp. (NON)                                               636,025
 ....................................................................................................
                  15,000   Guidant Corp.                                                 1,653,750
 ....................................................................................................
                  25,800   Henry Schein, Inc. (NON)                                      1,154,550
 ....................................................................................................
                  25,890   Johnson & Johnson                                             2,171,524
 ....................................................................................................
                  20,200   Mallinckrodt Inc.                                               622,413
 ....................................................................................................
                  13,800   McKesson Corp.                                                1,091,063
 ....................................................................................................
                  34,100   Medtronic, Inc.                                               2,531,925
 ....................................................................................................
                   5,400   Minimed, Inc. (NON)                                             565,650
 ....................................................................................................
                  17,300   Molecular Devices Corp. (NON)                                   376,275
 ....................................................................................................
                  22,700   Perclose, Inc. (NON)                                            751,938
 ....................................................................................................
                  33,200   PSS World Medical, Inc. (NON)                                   763,600
 ....................................................................................................
                   9,400   ResMed Inc. (NON)                                               426,525
 ....................................................................................................
                  13,200   Sabratek Corp. (NON)                                            216,150
 ....................................................................................................
                  14,300   Sofamor Danek Group, Inc. (NON)                               1,741,025
 ....................................................................................................
                  49,800   Sybron International Corp. (NON)                              1,353,938
 ....................................................................................................
                  26,400   Theragenics Corp. (NON)                                         443,850
 ....................................................................................................
                  10,500   Ventana Medical Systems, Inc. (NON)                             227,063
 ....................................................................................................
                  14,000   Waters Corp. (NON)                                            1,221,500
 ....................................................................................................
                  12,500   Xomed Surgical Products Inc. (NON)                              400,000
----------------------------------------------------------------------------------------------------
                                                                                        23,050,496
----------------------------------------------------------------------------------------------------
Pharmaceuticals (19.2%)
 ....................................................................................................
                  12,730   Agouron Pharmaceuticals, Inc. (NON)                             747,888
 ....................................................................................................
                  26,600   Alpharma, Inc. Class A                                          939,313
 ....................................................................................................
                   4,300   Biogen, Inc. (NON)                                              356,900
 ....................................................................................................
                  18,100   Coulter Pharmaceutical, Inc. (NON)                              543,000
 ....................................................................................................
                  11,100   GelTex Pharmaceuticals, Inc. (NON)                              251,138
 ....................................................................................................
                  74,400   Glaxo Wellcome PLC ADR
                           (United Kingdom)                                              5,170,800
 ....................................................................................................
                  25,100   Inhale Therapeutic Systems (NON)                                828,300
 ....................................................................................................
                  40,500   Merck & Co., Inc.                                             5,981,344
 ....................................................................................................
                  13,400   PathoGenesis Corp. (NON)                                        777,200
 ....................................................................................................
                 142,500   Schering-Plough Corp.                                         7,873,125
 ....................................................................................................
                  16,800   Sepracor, Inc. (NON)                                          1,480,500
 ....................................................................................................
                   8,600   Shire Pharmaceuticals Group PLC ADR
                           (United Kingdom) (NON)                                          174,150
 ....................................................................................................
                  17,300   Watson Pharmaceuticals, Inc. (NON)                            1,087,738
----------------------------------------------------------------------------------------------------
                                                                                        26,211,396
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (38.1%)
 ....................................................................................................
                  60,400   American Home Products Corp.                                  3,401,275
 ....................................................................................................
                  11,000   Amgen Inc. (NON)                                              1,150,188
 ....................................................................................................
                  44,200   Bristol-Myers Squibb Co.                                      5,914,513
 ....................................................................................................
                  42,300   Centocor, Inc. (NON)                                          1,908,788
 ....................................................................................................
                  25,100   Elan Corp. PLC ADR (Ireland) (NON)                            1,746,019
 ....................................................................................................
                  20,300   Genentech, Inc. (NON)                                         1,617,656
 ....................................................................................................
                  28,800   ICN Pharmaceuticals, Inc.                                       651,600
 ....................................................................................................
                  82,600   Lilly (Eli) & Co.                                             7,341,075
 ....................................................................................................
                   8,000   Medicis Pharmaceutical Corp. Class A (NON)                      477,000
 ....................................................................................................
                   7,500   Medimmune, Inc. (NON)                                           745,781
 ....................................................................................................
                   1,400   Novartis AG ADR (Switzerland)                                 2,752,093
 ....................................................................................................
                  65,300   Pfizer, Inc.                                                  8,191,069
 ....................................................................................................
                   9,700   Perkin-Elmer Corp. (The)                                        946,356
 ....................................................................................................
                  51,500   Pharmacia & Upjohn, Inc.                                      2,916,188
 ....................................................................................................
                  17,000   SEQUUS Pharmaceuticals, Inc. (NON)                              344,250
 ....................................................................................................
                  46,500   Smithkline Beecham PLC ADR
                           (United Kingdom)                                              3,231,750
 ....................................................................................................
                  13,530   Transkaryotic Therapies, Inc. (Malaysia) (NON)                  343,324
 ....................................................................................................
                  17,340   Trimeris, Inc. (NON)                                            203,745
 ....................................................................................................
                  99,800   Warner-Lambert Co.                                            7,503,713
 ....................................................................................................
                  19,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                         611,048
----------------------------------------------------------------------------------------------------
                                                                                        51,997,431
----------------------------------------------------------------------------------------------------
Retail (4.1%)
 ....................................................................................................
                  43,900   CVS Corp.                                                     2,414,500
 ....................................................................................................
                  65,600   Rite Aid Corp.                                                3,251,300
----------------------------------------------------------------------------------------------------
                                                                                         5,665,800
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $112,631,762)                                        $130,579,852
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.0%) (a) (cost $12,279,637)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $12,278,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner and Smith, Inc.
                           due January 4, 1999 with respect to various
                           U.S. Treasury obligations -- maturity value
                           of $12,284,548 for an effective yield
                           of 4.80%                                                    $12,279,637
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $124,911,399) (b)                                    $142,859,489
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT High Yield Fund

Portfolio of investments owned
December 31, 1998
CORPORATE BONDS AND NOTES (81.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Advertising (0.4%)
 ....................................................................................................
              $1,895,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                $2,037,125
 ....................................................................................................
               1,660,000   Outdoor Communications Inc. sr. sub.
                           notes 9 1/4s, 2007                                            1,759,600
----------------------------------------------------------------------------------------------------
                                                                                         3,796,725
----------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
 ....................................................................................................
                 920,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    869,400
 ....................................................................................................
               1,220,000   Argo-Tech Corp. 144A sr. sub. notes
                           8 5/8s, 2007                                                  1,152,900
 ....................................................................................................
               2,020,000   Aviation Sales Co. company guaranty
                           8 1/8s, 2008                                                  1,999,800
 ....................................................................................................
               2,790,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           9 7/8s, 2006                                                  2,908,575
 ....................................................................................................
                 810,000   BE Aerospace, Inc. 144A sr. sub. notes
                           9 1/2s, 2008                                                    854,550
 ....................................................................................................
               1,320,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           8s, 2008                                                      1,293,600
 ....................................................................................................
               2,520,000   L-3 Communications Corp. sr. sub. notes
                           Ser. B, 10 3/8s, 2007                                         2,765,700
 ....................................................................................................
                 690,000   L-3 Communications Corp. 144A
                           sr. sub. notes 8s, 2008                                         695,175
 ....................................................................................................
               1,750,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,780,625
----------------------------------------------------------------------------------------------------
                                                                                        14,320,325
----------------------------------------------------------------------------------------------------
Agriculture (0.5%)
 ....................................................................................................
               2,907,861   Premium Standard Farms, Inc. sr. sec.
                           notes 11s, 2003 (acquired various dates
                           from 9/17/96 to 4/7/97, cost
                           $2,882,570) (PIK) (RES)                                       2,907,861
 ....................................................................................................
               2,200,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                      2,189,000
----------------------------------------------------------------------------------------------------
                                                                                         5,096,861
----------------------------------------------------------------------------------------------------
Airlines (0.9%)
 ....................................................................................................
               1,580,000   Calair LLC company guaranty
                           8 1/8s, 2008                                                  1,465,450
 ....................................................................................................
               1,750,000   Canadian Airlines Corp. sr. notes
                           12 1/4s, 2006 (Canada)                                        1,225,000
 ....................................................................................................
               2,710,000   Canadian Airlines Corp. sr. sec. notes
                           10s, 2005 (Canada)                                            2,357,700
 ....................................................................................................
               3,450,000   Cathay International Ltd. 144A sr. notes
                           13s, 2008 (China)                                             1,276,500
 ....................................................................................................
               2,600,000   Trans World Airlines, Inc. sr. notes
                           11 1/2s, 2004                                                 2,197,000
 ....................................................................................................
               1,750,000   Trans World Airlines, Inc. sr. notes
                           11 3/8s, 2006                                                 1,172,500
----------------------------------------------------------------------------------------------------
                                                                                         9,694,150
----------------------------------------------------------------------------------------------------
Apparel (0.9%)
 ....................................................................................................
               1,190,000   GFSI, Inc. sr. disc. notes stepped-coupon
                           Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                   999,600
 ....................................................................................................
               3,017,000   Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                 2,956,660
 ....................................................................................................
               2,085,000   Sassco Fashions Ltd. sr. notes
                           12 3/4s, 2004                                                 2,064,150
 ....................................................................................................
               1,040,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 12s, 2008                                       1,118,000
 ....................................................................................................
               1,750,000   William Carter Holdings Co. sr. sub.
                           notes Ser. A, 10 3/8s, 2006                                   1,881,250
----------------------------------------------------------------------------------------------------
                                                                                         9,019,660
----------------------------------------------------------------------------------------------------
Automotive (1.1%)
 ....................................................................................................
               2,380,000   Lear Corp. sub. notes 9 1/2s, 2006                            2,623,950
 ....................................................................................................
               3,930,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              3,998,775
 ....................................................................................................
               4,370,000   Oxford Automotive, Inc. company
                           guaranty Ser. B, 10 1/8s, 2007                                4,370,000
----------------------------------------------------------------------------------------------------
                                                                                        10,992,725
----------------------------------------------------------------------------------------------------
Automotive Parts (1.0%)
 ....................................................................................................
                 821,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 862,050
 ....................................................................................................
               2,100,000   Aftermarket Technology Corp. sr. sub.
                           notes Ser. D, 12s, 2004                                       2,205,000
 ....................................................................................................
                 575,000   Cambridge Industries, Inc. company
                           guaranty Ser. B, 10 1/4s, 2007                                  460,000
 ....................................................................................................
                 910,000   Hayes Wheels International, Inc.
                           company guaranty Ser. B, 9 1/8s, 2007                           948,675
 ....................................................................................................
               3,500,000   Hayes Wheels International, Inc. 144A
                           sr. sub. notes 9 1/8s, 2007                                   3,657,500
 ....................................................................................................
               1,945,000   Walbro Corp. sr. notes Ser. B, 9 7/8s, 2005                   1,925,550
----------------------------------------------------------------------------------------------------
                                                                                        10,058,775
----------------------------------------------------------------------------------------------------
Banks (1.6%)
 ....................................................................................................
               3,532,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2005                                                  3,532,000
 ....................................................................................................
               1,950,000   Dime Capital Trust I bank guaranty
                           Ser. A, 9.33s, 2027                                           2,106,156
 ....................................................................................................
               1,490,000   Fuji JGB Inv. LLC 144A FLIRB 9.87s,
                           2049 (Japan)                                                  1,065,752
 ....................................................................................................
               1,390,000   Greenpoint Capital Trust I company
                           guaranty 9.1s, 2027                                           1,467,757
 ....................................................................................................
                 895,000   North Fork Capital Trust I company
                           guaranty 8.7s, 2026                                             995,965
 ....................................................................................................
                 650,000   Ocwen Capital Trust I company
                           guaranty 10 7/8s, 2027                                          520,000
 ....................................................................................................
               1,080,000   Ocwen Federal Bank FSB sub. deb.
                           12s, 2005                                                       810,000
 ....................................................................................................
               1,085,000   Peoples Heritage Capital Trust
                           company guaranty Ser. B, 9.06s, 2027                          1,126,588
 ....................................................................................................
               1,330,000   Provident Capital Trust company
                           guaranty 8.6s, 2026                                           1,509,843
 ....................................................................................................
                 610,000   Riggs Capital Trust 144A bonds
                           8 5/8s, 2026                                                    620,016
 ....................................................................................................
               1,965,000   Sovereign Capital Trust company
                           guaranty 9s, 2027                                             1,872,075
 ....................................................................................................
                 795,000   Webster Capital Trust I 144A bonds
                           9.36s, 2027                                                     829,042
----------------------------------------------------------------------------------------------------
                                                                                        16,455,194
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.4%)
 ....................................................................................................
               1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                     1,058,890
 ....................................................................................................
                 520,000   Owens-Illinois, Inc. deb. 7.8s, 2018                            518,773
 ....................................................................................................
               2,720,000   Roller Bearing Co. company guaranty
                           Ser. B, 9 5/8s, 2007                                          2,611,200
----------------------------------------------------------------------------------------------------
                                                                                         4,188,863
----------------------------------------------------------------------------------------------------
Broadcasting (6.1%)
 ....................................................................................................
               1,750,000   Ackerly Group, Inc. 144A sr. sub. notes
                           9s, 2009                                                      1,771,875
 ....................................................................................................
               2,295,000   Affinity Group Holdings sr. notes
                           11s, 2007                                                     2,340,900
 ....................................................................................................
               1,400,216   Australis Media, Ltd. sr. sec. disc. notes
                           zero %, 2000 (In Default) (Australia) (NON)                   1,090,488
 ....................................................................................................
               3,770,000   Benedek Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/4s, 5/15/01), 2006 (STP)                                2,690,838
 ....................................................................................................
               5,690,000   Capstar Broadcasting sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           2/1/02), 2009 (STP)                                           4,665,800
 ....................................................................................................
               1,460,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,518,400
 ....................................................................................................
                 780,000   Central European Media Enterprises
                           Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                           651,300
 ....................................................................................................
               1,000,000   Chancellor Media Corp. sr. sub notes
                           Ser. B, 8 1/8s, 2007                                          1,000,000
 ....................................................................................................
               6,880,000   Chancellor Media Corp. 144A sr. notes
                           8s, 2008                                                      7,034,800
 ....................................................................................................
               1,401,820   Citadel Broadcasting Co. sr. sub. notes
                           10 1/4s, 2007                                                 1,527,984
 ....................................................................................................
                 770,000   Citadel Broadcasting, Inc. 144A sr. sub.
                           notes 9 1/4s, 2008                                              804,650
 ....................................................................................................
               6,834,000   Comcast UK Cable, Ltd. deb.
                           stepped-coupon zero % (11.2s,
                           11/15/00), 2007 (Bermuda) (STP)                               5,740,560
 ....................................................................................................
               4,070,000   Echostar Satellite Broadcast Corp.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/8s, 3/15/00), 2004 (STP)                                4,059,825
 ....................................................................................................
               1,525,000   Fox Family Worldwide, Inc. sr. disc.
                           notes stepped-coupon zero % (10 1/4s,
                           11/1/02), 2007 (STP)                                            960,750
 ....................................................................................................
               2,710,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                  2,682,900
 ....................................................................................................
               2,070,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                  2,111,400
 ....................................................................................................
               1,590,000   Granite Broadcasting Corp. sr. sub.
                           notes 8 7/8s, 2008                                            1,510,500
 ....................................................................................................
               1,325,000   Heritage Media Services Corp. sr. sub.
                           notes 8 3/4s, 2006                                            1,391,250
 ....................................................................................................
               2,590,000   Interact Systems, Inc. sr. disc. notes
                           stepped-coupon zero % (14s,
                           8/1/00), 2003 (STP)                                             103,600
 ....................................................................................................
                 930,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                 1,009,050
 ....................................................................................................
                 610,000   Pegasus Communications Corp. 144A
                           sr. notes 9 3/4s, 2006                                          611,525
 ....................................................................................................
               4,932,000   PHI Holdings, Inc. zero %, 2001                               3,873,100
 ....................................................................................................
               1,815,000   Radio One Inc. company guaranty
                           stepped-coupon Ser. B, 7s, (12s,
                           5/15/00), 2004 (STP)                                          1,815,000
 ....................................................................................................
               3,000,000   Sinclair Broadcast Group, Inc.
                           company guaranty 9s, 2007                                     3,060,000
 ....................................................................................................
               2,375,000   Spanish Broadcasting Systems sr. notes
                           Ser. B, 11s, 2004                                             2,517,500
 ....................................................................................................
               4,500,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  4,702,500
 ....................................................................................................
               2,025,000   TV Azteca S.A. de C.V. sr. notes 10 1/2s,
                           2007 (Mexico)                                                 1,650,375
 ....................................................................................................
                 500,000   TV Azteca S.A. De C.V. sr. notes Ser. A,
                           10 1/8s, 2004 (Mexico)                                          425,000
----------------------------------------------------------------------------------------------------
                                                                                        63,321,870
----------------------------------------------------------------------------------------------------
Building and Construction (0.6%)
 ....................................................................................................
               1,035,000   Cia Latino Americana 144A company
                           guaranty 11 5/8s, 2004 (Argentina)                              672,750
 ....................................................................................................
               4,100,000   GS Superhighway Holdings sr. notes
                           9 7/8s, 2004 (China)                                          2,214,000
 ....................................................................................................
                 940,000   Jackson Products, Inc. company guaranty
                           Ser. B, 9 1/2s, 2005                                            940,000
 ....................................................................................................
               2,500,000   Terex bank term loan Series B, 8.18s,
                           2005                                                          2,475,000
----------------------------------------------------------------------------------------------------
                                                                                         6,301,750
----------------------------------------------------------------------------------------------------
Building Products (0.5%)
 ....................................................................................................
               1,930,000   Albecca Inc. 144A sr. sub. notes
                           10 3/4s, 2008                                                 1,901,050
 ....................................................................................................
               1,130,000   Building Materials Corp. 144A sr. notes
                           8s, 2008                                                      1,134,238
 ....................................................................................................
               2,170,000   Decora Industries, Inc. sec. Ser. B,
                           11s, 2005                                                     2,072,350
 ....................................................................................................
               1,070,000   Waxman Industries Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (12 3/4s, 6/1/99), 2004 (STP)                                   535,000
----------------------------------------------------------------------------------------------------
                                                                                         5,642,638
----------------------------------------------------------------------------------------------------
Buses (0.4%)
 ....................................................................................................
               4,985,000   MCII Holdings sec. notes 12s, 2002                            4,237,250
----------------------------------------------------------------------------------------------------
Business Services (0.8%)
 ....................................................................................................
               1,650,000   Cendant Corp. notes 7 1/2s, 2000                              1,660,230
 ....................................................................................................
               1,820,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                          1,638,000
 ....................................................................................................
               3,750,000   Outsourcing Solutions, Inc. sr. sub. notes
                           Ser. B, 11s, 2006                                             3,618,750
 ....................................................................................................
                 946,237   Outsourcing Solutions, Inc. bank
                           term loan 8 5/8s, 2000                                          932,043
----------------------------------------------------------------------------------------------------
                                                                                         7,849,023
----------------------------------------------------------------------------------------------------
Cable Television (3.1%)
 ....................................................................................................
               4,225,000   Acme Television sr. disc. notes
                           stepped-coupon zero % (10 7/8s,
                           9/30/00), 2004 (STP)                                          3,369,438
 ....................................................................................................
               2,765,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                3,058,781
 ....................................................................................................
               3,400,000   Adelphia Communications Corp. 144A
                           sr. notes 8 3/8s, 2008                                        3,519,000
 ....................................................................................................
                 520,000   CSC Holdings, Inc. sr. sub. deb.
                           9 7/8s, 2013                                                    579,800
 ....................................................................................................
                 710,000   CSC Holdings, Inc. deb. 7 7/8s, 2018                            722,801
 ....................................................................................................
               5,220,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (11 3/4s, 12/15/00), 2005 (United
                           Kingdom) (STP)                                                4,293,450
 ....................................................................................................
               3,520,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 2/15/02), 2007 (United
                           Kingdom) (STP)                                                2,499,200
 ....................................................................................................
               1,180,000   Globo Communicacoes 144A sr. notes
                           10 5/8s, 2008 (Brazil)                                          744,875
 ....................................................................................................
               1,400,000   Globo Communicacoes 144A company
                           guaranty 10 1/2s, 2006 (Brazil)                                 910,000
 ....................................................................................................
               3,425,000   Grupo Televisa S.A. 144A sr. notes
                           11 7/8s, 2006 (Mexico)                                        3,373,625
 ....................................................................................................
               1,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           1,170,000
 ....................................................................................................
               2,675,000   Marcus Cable Co. (L.P.) sr. disc. notes
                           stepped-coupon zero % (14 1/4s,
                           6/15/00), 2005 (STP)                                          2,554,625
 ....................................................................................................
               3,175,000   RCN Corp. sr. disc. notes stepped-coupon
                           zero %, (11 1/8s, 10/15/02), 2007 (STP)                       1,841,500
 ....................................................................................................
               1,930,000   Supercanal Holdings S.A. 144A sr. notes
                           11 1/2s, 2005 (Argentina)                                     1,061,500
 ....................................................................................................
                 670,000   TeleWest Communications PLC 144A
                           sr. notes 11 1/4s, 2008 (United Kingdom)                        753,750
 ....................................................................................................
               2,650,000   United International Holdings sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (10 3/4s, 2/15/03), 2008 (STP)                                1,404,500
----------------------------------------------------------------------------------------------------
                                                                                        31,856,845
----------------------------------------------------------------------------------------------------
Cellular Communications (4.2%)
 ....................................................................................................
               6,540,000   Allegiance Telecom, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 3/4s, 2/15/03), 2008 (STP)                                3,073,800
 ....................................................................................................
               8,177,000   CellNet Data Systems, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (14s, 10/1/02), 2007 (STP)                                    1,798,940
 ....................................................................................................
               6,730,000   Cencall Communications Corp. sr disc. .
                           notes stepped-coupon zero %
                           (10 1/8s, 1/15/99), 2004 (STP)                                6,595,400
 ....................................................................................................
               1,840,000   Conecel Holdings 144A notes Ser. A,
                           16 1/2s, 2000                                                   736,000
 ....................................................................................................
               5,500,000   Dial Call Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, 10 1/4s,
                           (10 1/4s, 12/15/98), 2005 (STP)                               5,417,500
 ....................................................................................................
               5,160,000   Dobson Communications Corp. sr. notes
                           11 3/4s, 2007                                                 5,134,200
 ....................................................................................................
               6,920,000   McCaw International Ltd sr. disc. notes
                           stepped coupon zero % (13s, 4/15/02),
                           2007 (STP)                                                    3,771,400
 ....................................................................................................
              10,360,000   Millicom International Cellular S.A.
                           sr. disc. notes stepped-coupon zero %
                           (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                    7,252,000
 ....................................................................................................
               2,050,000   Mobile Telecommunications Tech. sr.
                           notes 13 1/2s, 2002                                           2,296,000
 ....................................................................................................
               1,290,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (12 1/8s,
                           4/15/03), 2008 (STP)                                            619,200
 ....................................................................................................
               3,980,000   NEXTEL Communications, Inc. 144A
                           sr. notes 12s, 2008                                           4,417,800
 ....................................................................................................
               2,580,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (10.65s,
                           9/15/02), 2007 (STP)                                          1,657,650
 ....................................................................................................
                 280,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                     281,400
----------------------------------------------------------------------------------------------------
                                                                                        43,051,290
----------------------------------------------------------------------------------------------------
Chemicals (1.5%)
 ....................................................................................................
               2,300,000   Acetex Corp. sr. notes 9 3/4s, 2003
                           (Canada)                                                      2,277,000
 ....................................................................................................
               1,510,000   Geo Specialty Chemicals, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                  1,464,700
 ....................................................................................................
               1,490,000   Huntsman Corp. 144A sr. sub. notes
                           9 1/2s, 2007                                                  1,482,550
 ....................................................................................................
               1,450,000   Huntsman Corp. 144A sr. sub. notes
                           FRN 9.188s, 2007                                              1,370,250
 ....................................................................................................
               2,000,000   Lyondell Petrochem bank term loan
                           7 1/4s, 1999                                                  1,950,000
 ....................................................................................................
               1,500,000   PCI Chemicals & Pharmaceuticals
                           company guaranty 9 1/4s, 2007 (India)                         1,170,000
 ....................................................................................................
                 660,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          514,800
 ....................................................................................................
                 987,500   Pioneer Americas Acquisition 144A bank
                           loan notes FRN 8.428s, 2006                                     819,625
 ....................................................................................................
               2,609,984   Polytama International notes 11 1/4s,
                           2007 (Indonesia)                                                521,997
 ....................................................................................................
               1,900,000   Sterling Chemicals Holdings sr. disc.
                           notes stepped-coupon zero %
                           (13 1/2s, 8/15/01), 2008 (STP)                                  760,000
 ....................................................................................................
               2,360,000   Trikem S.A. 144A bonds 10 5/8s, 2007
                           (Brazil)                                                      1,062,000
 ....................................................................................................
               1,670,000   Union Carbide Global Enterprises
                           sr. sub. notes Ser. B, 12s, 2005                              1,753,500
----------------------------------------------------------------------------------------------------
                                                                                        15,146,422
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.7%)
 ....................................................................................................
                 660,000   Concentric Network Corp. sr. notes
                           12 3/4s, 2007                                                   673,200
 ....................................................................................................
               4,460,000   IPC Information Systems sr. disc.
                           notes stepped-coupon zero %
                           (10 7/8s, 11/1/01), 2008 (STP)                                2,809,800
 ....................................................................................................
               2,470,000   PSINet, Inc. 144A sr. notes 11 1/2s, 2008                     2,581,150
 ....................................................................................................
               1,200,000   Verio Inc. 144A sr. notes 11 1/4s, 2008                       1,212,000
----------------------------------------------------------------------------------------------------
                                                                                         7,276,150
----------------------------------------------------------------------------------------------------
Conglomerates (0.2%)
 ....................................................................................................
               2,540,000   Axia, Inc. company guaranty
                           10 3/4s, 2008                                                 2,571,750
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.1%)
 ....................................................................................................
                 330,000   Hedstrom Holdings, Inc. 144A sr. disc.
                           notes stepped-coupon zero %
                           (12s, 6/1/02), 2009 (STP)                                       148,500
 ....................................................................................................
               1,400,000   Sealy Mattress Co. company guaranty
                           stepped-coupon Ser. B, zero %
                           (10 7/8s, 12/15/02), 2007 (STP)                                 840,000
----------------------------------------------------------------------------------------------------
                                                                                           988,500
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.7%)
 ....................................................................................................
               2,230,000   Doane Products Co. 144A sr. sub. notes
                           9 3/4s, 2007                                                  2,280,175
 ....................................................................................................
               5,570,000   Samsonite Corp. sr. sub. notes
                           10 3/4s, 2008                                                 4,790,200
----------------------------------------------------------------------------------------------------
                                                                                         7,070,375
----------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ....................................................................................................
                 950,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon 13 5/8s, (13 5/8s,
                           6/30/00), 2005 (STP)                                          1,078,250
----------------------------------------------------------------------------------------------------
Cosmetics (0.6%)
 ....................................................................................................
               1,140,000   Chattem, Inc. company guaranty Ser. B,
                           8 7/8s, 2008                                                  1,174,200
 ....................................................................................................
               1,470,000   French Fragrances, Inc. company
                           guaranty Ser. D, 10 3/8s, 2007                                1,447,950
 ....................................................................................................
               3,000,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                  2,730,000
 ....................................................................................................
               1,200,000   Revlon, Inc. 144A sr. notes 9s, 2006                          1,188,000
----------------------------------------------------------------------------------------------------
                                                                                         6,540,150
----------------------------------------------------------------------------------------------------
Electric Utilities (3.1%)
 ....................................................................................................
               9,700,000   AES China Generating Co. sr. notes
                           10 1/8s, 2006 (China)                                         6,596,000
 ....................................................................................................
               7,775,000   Midland Funding Corp. deb. Ser. A,
                           11 3/4s, 2005                                                 9,018,223
 ....................................................................................................
               4,043,748   Midland Funding Corp. I deb. Ser. C-94,
                           10.33s, 2002                                                  4,313,304
 ....................................................................................................
               2,480,000   Midland Funding Corp. deb. Ser. B,
                           13 1/4s, 2006                                                 3,176,954
 ....................................................................................................
               5,735,000   Niagara Mohawk Power Corp. sr. disc.
                           notes Ser. H, zero % (8 1/2s, 7/1/03),
                           2010 (STP)                                                    4,415,950
 ....................................................................................................
                 436,000   North Atlantic Energy Corp. 1st mtge.
                           Ser. A, 9.05s, 2002                                             453,000
 ....................................................................................................
               1,613,464   Northeast Utilities System notes Ser. A,
                           8.58s, 2006                                                   1,723,067
 ....................................................................................................
               2,290,000   York Power Funding 144A company
                           guaranty 12s, 2007                                            2,335,800
----------------------------------------------------------------------------------------------------
                                                                                        32,032,298
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (1.8%)
 ....................................................................................................
                 670,000   Celestica International Ltd. 144A
                           sr. sub. notes 10 1/2s, 2006 (Canada)                           730,300
 ....................................................................................................
                 684,179   Cirent Semiconductor sr. sub. notes
                           10.22s, 2002                                                    673,916
 ....................................................................................................
                 785,293   Cirent Semiconductor 144A sr. sub. notes
                           10.14s, 2004                                                    770,569
 ....................................................................................................
                 915,000   Details, Inc. sr. discount notes
                           stepped-coupon Ser. B, zero %,
                           (12 1/2s, 11/15/02), 2007 (STP)                                 503,250
 ....................................................................................................
               1,340,000   DII Group, Inc. (The) sr. sub. notes
                           8 1/2s, 2007                                                  1,313,200
 ....................................................................................................
                 785,000   HCC Industries, Inc. company guaranty
                           10 3/4s, 2007                                                   753,600
 ....................................................................................................
               4,330,000   Metromedia Fiber Network, Inc. 144A
                           sr. notes 10s, 2008                                           4,438,250
 ....................................................................................................
                 770,000   Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                     789,250
 ....................................................................................................
               3,225,000   Motors and Gears, Inc. sr. notes Ser. D,
                           10 3/4s, 2006                                                 3,289,500
 ....................................................................................................
                 190,000   Samsung Electronics 144A company
                           guaranty 9 3/4s, 2003                                           180,500
 ....................................................................................................
                 920,000   Viasystems Inc. sr. sub notes 9 3/4s, 2007                      915,400
 ....................................................................................................
               2,690,000   Viasystems, Inc. 144A sr. notes
                           9 3/4s, 2007                                                  2,501,700
 ....................................................................................................
               2,315,000   Wavetek Corp. company guaranty
                           10 1/8s, 2007                                                 2,199,250
----------------------------------------------------------------------------------------------------
                                                                                        19,058,685
----------------------------------------------------------------------------------------------------
Energy-Related (0.8%)
 ....................................................................................................
               1,350,000   Calpine Corp. sr. notes 10 1/2s, 2006                         1,447,875
 ....................................................................................................
               1,520,000   Calpine Corp. sr. notes 9 1/4s, 2004                          1,542,800
 ....................................................................................................
               3,190,000   Gothic Production Corp. company
                           guaranty Ser. B, 11 1/8s, 2005                                2,456,300
 ....................................................................................................
               5,700,000   Panda Global Energy Co. company
                           guaranty 12 1/2s, 2004 (China)                                2,394,000
 ....................................................................................................
               1,270,000   RAM Energy Inc. sr. notes 11 1/2s, 2008                         838,200
----------------------------------------------------------------------------------------------------
                                                                                         8,679,175
----------------------------------------------------------------------------------------------------
Entertainment (1.9%)
 ....................................................................................................
               2,125,000   AMC Entertainment, Inc. sr. sub. notes
                           9 1/2s, 2009                                                  2,167,500
 ....................................................................................................
               2,150,000   Premier Parks, Inc.144A sr. disc. notes
                           stepped-coupon zero %, (10s, 4/1/03),
                           2008 (STP)                                                    1,462,000
 ....................................................................................................
               1,630,000   SFX Entertainment, Inc. 144A company
                           guaranty Ser. B, 9 1/8s, 2008                                 1,638,150
 ....................................................................................................
               1,690,000   SFX Entertainment Inc. 144A sr. sub.
                           notes 9 1/8s, 2008                                            1,690,000
 ....................................................................................................
               1,500,000   Six Flags Corp. sr. sub. notes Ser. A
                           stepped-coupon zero % (12 1/4s,
                           6/15/00), 2005 (STP)                                          1,657,500
 ....................................................................................................
               2,450,000   Six Flags Corp. sr. notes 8 7/8s, 2006                        2,538,813
 ....................................................................................................
               4,230,000   Trump Castle Funding 144A sub. notes
                           10 1/4s, 2003                                                 4,272,300
 ....................................................................................................
               1,815,000   Trump Holdings & Funding Corp.
                           sr. notes 15 1/2s, 2005                                       1,887,600
 ....................................................................................................
               2,540,000   United Artists Theatre sr. sub. notes
                           Ser. B 9 3/4s, 2008                                           2,438,400
----------------------------------------------------------------------------------------------------
                                                                                        19,752,263
----------------------------------------------------------------------------------------------------
Environmental Control (0.5%)
 ....................................................................................................
               5,320,000   Allied Waste Industries, Inc. 144A
                           sr. notes 7 7/8s, 2009                                        5,386,500
 ....................................................................................................
                 940,000   ATC Group Services, Inc. company
                           guaranty 12s, 2008                                               94,000
----------------------------------------------------------------------------------------------------
                                                                                         5,480,500
----------------------------------------------------------------------------------------------------
Financial Services (2.8%)
 ....................................................................................................
               4,000,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                  2,400,000
 ....................................................................................................
               1,550,000   Advanta Corp. company guaranty
                           Ser. B, 8.99s, 2026                                             465,000
 ....................................................................................................
               1,250,000   Advanta Corp. med. term notes Ser. B,
                           7s, 2001                                                      1,124,513
 ....................................................................................................
               1,500,000   Advanta Corp. med. term notes Ser. C,
                           7.02s, 1999                                                   1,487,415
 ....................................................................................................
               1,165,000   Colonial Capital II 144A company
                           guaranty 8.92s, 2027                                          1,193,547
 ....................................................................................................
               2,000,000   Contifinancial Corp. sr. notes
                           8 3/8s, 2003                                                  1,460,000
 ....................................................................................................
                 790,000   CSBI Capital Trust I 144A company
                           guaranty 11 3/4, 2027                                           829,500
 ....................................................................................................
               3,730,000   Delta Financial Corp. sr. notes
                           9 1/2s, 2004                                                  3,133,200
 ....................................................................................................
               1,010,000   Dine S.A. de C.V. company guaranty
                           8 3/4s, 2007 (Mexico)                                           828,200
 ....................................................................................................
              10,180,000   DTI Holdings Inc. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (12 1/2s, 03/01/03), 2008 (STP)                               2,595,900
 ....................................................................................................
               2,230,000   Imperial Credit Capital Trust I 144A
                           company guaranty 10 1/4s, 2002                                1,694,800
 ....................................................................................................
               1,655,000   Imperial Credit Industries, Inc. sr. notes
                           9 7/8s, 2007                                                  1,274,350
 ....................................................................................................
               1,275,000   Investors Capital Trust I company
                           guaranty Ser. B, 9.77s, 2027                                  1,377,000
 ....................................................................................................
                 830,000   Nationwide Credit Inc. sr. notes Ser. A,
                           10 1/4s, 2008                                                   664,000
 ....................................................................................................
               2,000,000   Reliance Group Holdings, Inc. sr. notes
                           9s, 2000                                                      2,083,100
 ....................................................................................................
               3,090,000   Resource America Inc. 144A sr. notes
                           12s, 2004                                                     2,502,900
 ....................................................................................................
               2,250,000   SRI Receivables Purchase 144A notes
                           12 1/2s, 2000                                                 2,295,000
 ....................................................................................................
               1,350,000   Superior Financial 144A sr. notes
                           8.65s, 2003                                                   1,312,875
----------------------------------------------------------------------------------------------------
                                                                                        28,721,300
----------------------------------------------------------------------------------------------------
Food and Beverages (1.7%)
 ....................................................................................................
               2,165,000   Ameriserve Food Co. company guaranty
                           10 1/8s, 2007                                                 1,937,675
 ....................................................................................................
               1,950,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                  1,833,000
 ....................................................................................................
               3,725,000   Aurora Foods, Inc. 144A ser. sub. notes
                           Ser. D, 9 7/8s, 2007                                          4,060,250
 ....................................................................................................
               1,320,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                          1,359,600
 ....................................................................................................
               1,500,000   Eagle Family Foods company guaranty
                           Ser. B, 8 3/4s, 2008                                          1,425,000
 ....................................................................................................
               2,560,000   Fleming Companies, Inc. company
                           guaranty Ser. B, 10 5/8s, 2007                                2,406,400
 ....................................................................................................
               1,246,795   Imperial Holly bank term loan Ser. A,
                           7.656s, 2003                                                  1,203,157
 ....................................................................................................
               1,200,000   Nebco Evans Holding Co. sr. disc. notes
                           stepped-coupon zero % (12 3/8s,
                           7/15/02), 2007 (STP)                                            576,000
 ....................................................................................................
               1,600,000   RAB Enterprises, Inc. 144A sr. notes
                           10 1/2s, 2005                                                 1,200,000
 ....................................................................................................
               1,940,000   RAB Food Holdings, Inc. 144A sr. notes
                           13s, 2008                                                     1,358,000
----------------------------------------------------------------------------------------------------
                                                                                        17,359,082
----------------------------------------------------------------------------------------------------
Gaming (3.3%)
 ....................................................................................................
               3,275,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                 3,672,094
 ....................................................................................................
               2,650,000   Autotote Corp. company guaranty
                           Ser. B, 10 7/8s, 2004                                         2,749,375
 ....................................................................................................
                 940,000   Circus Circus Enterprises, Inc. sr. sub.
                           notes 9 1/4s, 2005                                              958,800
 ....................................................................................................
                 700,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                     629,076
 ....................................................................................................
               4,095,000   Coast Hotels & Casinos, Inc. 1st mtge.
                           company guaranty Ser. B, 13s, 2002                            4,606,875
 ....................................................................................................
               5,061,328   Colorado Gaming & Entertainment Co.
                           sr. notes 12s, 2003                                           5,415,621
 ....................................................................................................
               3,700,000   Fitzgeralds Gaming Corp. company
                           guaranty Ser. B, 12 1/4s, 2004                                1,998,000
 ....................................................................................................
               2,290,000   Harrahs Entertainment, Inc. company
                           guaranty 7 7/8s, 2005                                         2,278,550
 ....................................................................................................
               4,570,000   Hollywood Casino Corp. sr. notes
                           12 3/4s, 2003                                                 4,844,200
 ....................................................................................................
               2,500,000   Isle of Capri Black Hawk LLC 144A 1st
                           mortgage Ser. B, 13s, 2004                                    2,750,000
 ....................................................................................................
               3,210,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                  3,226,050
 ....................................................................................................
               2,275,000   PRT Funding Corp. sr. notes 11 5/8s, 2004                     1,256,938
----------------------------------------------------------------------------------------------------
                                                                                        34,385,579
----------------------------------------------------------------------------------------------------
Health Care (3.6%)
 ....................................................................................................
                 560,000   Conmed Corp. company guaranty
                           9s, 2008                                                        560,000
 ....................................................................................................
               5,070,000   Extendicare Health Services, Inc.
                           company guaranty 9.35s, 2007                                  4,860,863
 ....................................................................................................
               3,240,000   Global Health Sciences company
                           guaranty 11s, 2008                                            2,170,800
 ....................................................................................................
               2,060,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/2s, 2007                                    1,957,000
 ....................................................................................................
               3,130,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                    2,942,200
 ....................................................................................................
               2,370,000   Magellan Health Services, Inc. sr. sub.
                           notes 9s, 2008                                                2,180,400
 ....................................................................................................
               1,000,000   Magellan Health Services, Inc. sr. sub.
                           notes 8s, 2005                                                  972,500
 ....................................................................................................
               6,090,000   Mariner Post-Acute Network, Inc. sr. sub.
                           notes stepped-coupon Ser. B,
                           zero % (10 1/2s, 11/1/02), 2007 (STP)                         2,953,650
 ....................................................................................................
               4,060,000   MedPartners, Inc. sr. notes 7 3/8s, 2006                      3,202,366
 ....................................................................................................
               1,360,000   MedPartners, Inc. sr. notes 6 7/8s, 2000                      1,170,375
 ....................................................................................................
               5,480,000   Multicare Cos., Inc. sr. sub. notes 9s, 2007                  5,041,600
 ....................................................................................................
               4,580,000   Paracelsus Healthcare sr. sub. notes
                           10s, 2006                                                     4,179,250
 ....................................................................................................
               1,130,000   Paragon Corp. Holdings, Inc. company
                           guaranty Ser. B, 9 5/8s, 2008                                   949,200
 ....................................................................................................
               3,570,000   Sun Healthcare Group, Inc. sr. sub. notes
                           Ser. B, 9 1/2s, 2007                                          2,891,700
 ....................................................................................................
               1,560,000   Tenet Healthcare Corp. sr. notes 8s, 2005                     1,583,400
----------------------------------------------------------------------------------------------------
                                                                                        37,615,304
----------------------------------------------------------------------------------------------------
Lodging (1.1%)
 ....................................................................................................
               1,560,000   Epic Resorts LLC company guaranty
                           Ser. B, 13s, 2005                                             1,513,200
 ....................................................................................................
               4,860,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                          4,726,350
 ....................................................................................................
               1,998,333   Patriot American Hospital bank term
                           loan Ser. B, 8 1/8s, 2003                                     1,928,392
 ....................................................................................................
               2,175,000   Raintree Resorts International, Inc.
                           sr. notes Ser. B, 13s, 2004                                   1,196,250
 ....................................................................................................
               2,000,000   Starwood Hotels Resorts bank term
                           loan 7.861s, 2003                                             1,980,000
----------------------------------------------------------------------------------------------------
                                                                                        11,344,192
----------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ....................................................................................................
               1,880,000   Insilco Holding Co. sr. disc. notes stepped-
                           coupon zero % (14s, 8/15/03), 2008 (STP)                        846,000
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.4%)
 ....................................................................................................
               2,885,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                         2,942,700
 ....................................................................................................
               1,990,000   Dade International, Inc. sr. sub. notes
                           Ser. B, 11 1/8s, 2006                                         2,189,000
 ....................................................................................................
               2,748,000   Graphic Controls Corp. sr. sub. notes
                           Ser. A, 12s, 2005                                             3,160,200
 ....................................................................................................
               1,275,000   Kinetic Concepts, Inc. company guaranty
                           Ser. B, 9 5/8s, 2007                                          1,224,000
 ....................................................................................................
               1,850,000   Lodestar Holdings, Inc. company
                           guaranty 11 1/2s, 2005                                        1,480,000
 ....................................................................................................
               2,410,000   Mediq, Inc. company guaranty 11s, 2008                        2,313,600
 ....................................................................................................
               1,850,000   Mediq, Inc. deb. zero %, 2009                                   832,500
----------------------------------------------------------------------------------------------------
                                                                                        14,142,000
----------------------------------------------------------------------------------------------------
Metals and Mining (1.0%)
 ....................................................................................................
               3,020,000   Anker Coal Group, Inc. sr. notes Ser. B,
                           9 3/4s, 2007                                                  1,600,600
 ....................................................................................................
               1,270,000   Continental Global Group sr. notes
                           Ser. B, 11s, 2007                                             1,085,850
 ....................................................................................................
                 930,000   Kaiser Aluminum & Chemical Corp.
                           sr. sub. notes 12 3/4s, 2003                                    911,400
 ....................................................................................................
                 230,000   Kaiser Aluminum & Chemical Corp.
                           sr. notes Ser. B, 10 7/8s, 2006                                 231,150
 ....................................................................................................
               2,560,000   Weirton Steel Co. sr. notes 11 3/8s, 2004                     2,278,400
 ....................................................................................................
               4,810,000   WHX Corp. sr. notes 10 1/2s, 2005                             4,401,150
----------------------------------------------------------------------------------------------------
                                                                                        10,508,550
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
               1,305,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                  1,366,988
----------------------------------------------------------------------------------------------------
Office Equipment (0.3%)
 ....................................................................................................
               2,640,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                         1,663,200
 ....................................................................................................
               1,098,000   United Stationer Supply, Inc. sr. sub. notes
                           12 3/4s, 2005                                                 1,224,270
----------------------------------------------------------------------------------------------------
                                                                                         2,887,470
----------------------------------------------------------------------------------------------------
Oil and Gas (4.0%)
 ....................................................................................................
               5,670,000   Abraxas Petroleum Corp. 144A
                           11 1/2s, 2004                                                 4,309,200
 ....................................................................................................
                 310,000   American Eco Corp. company guaranty
                           Ser. B, 9 5/8s, 2008                                            155,000
 ....................................................................................................
               3,210,000   Chesapeake Energy Corp. company
                           guaranty Ser. B, 9 5/8s, 2005                                 2,471,700
 ....................................................................................................
                 700,000   Coho Energy, Inc. sr. sub. notes
                           8 7/8s, 2007                                                    560,000
 ....................................................................................................
               1,755,000   Costilla Energy, Inc. sr. notes 10 1/4s, 2006                 1,333,800
 ....................................................................................................
               1,620,000   Dailey Petroleum Services Corp.
                           company guaranty 9 1/2s, 2008                                   745,200
 ....................................................................................................
               1,590,000   Eagle Geophysical, Inc. company
                           guaranty Ser. B, 10 3/4s, 2008                                1,335,600
 ....................................................................................................
                 330,000   Gothic Energy Corp. sr. disc. notes,
                           stepped-coupon Ser. B, zero %
                           (14 1/8s, 5/1/03), 2006 (STP)                                   108,900
 ....................................................................................................
               1,510,000   Gulf Canada Resources, Ltd. sr. notes
                           8 3/8s, 2005 (Canada)                                         1,494,900
 ....................................................................................................
               1,630,000   HS Resources, Inc. sr. sub. notes Ser. B,
                           9 1/4s, 2006                                                  1,548,500
 ....................................................................................................
               1,430,000   Michael Petroleum Corp. sr. notes Ser. B,
                           11 1/2s, 2005                                                 1,122,550
 ....................................................................................................
               1,770,000   Northern Offshore 144A company
                           guaranty 10s, 2005                                              920,400
 ....................................................................................................
               1,120,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                          1,086,400
 ....................................................................................................
               2,260,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                          2,113,100
 ....................................................................................................
               1,880,000   Panaco, Inc. company guaranty Ser. B,
                           10 5/8s, 2004                                                 1,410,000
 ....................................................................................................
               1,240,000   Seven Seas Petroleum sr. notes Ser. B,
                           12 1/2s, 2005                                                   620,000
 ....................................................................................................
                 850,000   Southwest Royalties, Inc. company
                           guaranty 10 1/2s, 2004                                          340,000
 ....................................................................................................
               2,280,000   Stone Energy Corp. company guaranty
                           8 3/4s, 2007                                                  2,234,400
 ....................................................................................................
              27,430,000   Transamerican Energy sr. disc. notes
                           stepped-coupon Ser. B, zero %
                           (13s, 6/15/99), 2002 (STP)                                    7,680,400
 ....................................................................................................
               2,310,000   Transamerican Energy sr. notes Ser. B,
                           11 1/2s, 2002                                                   669,900
 ....................................................................................................
               3,494,000   TransTexas Gas Corp. sr. sub. notes
                           Ser. D, 13 3/4s, 2001                                         2,795,200
 ....................................................................................................
               1,410,000   Triton Energy Ltd. sr. notes 9 1/4s, 2005                     1,307,183
 ....................................................................................................
               4,775,000   Triton Energy Ltd. sr. notes 8 3/4s, 2002                     4,653,429
----------------------------------------------------------------------------------------------------
                                                                                        41,015,762
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.6%)
 ....................................................................................................
               2,245,000   AEP Industries, Inc. sr. sub. notes
                           9 7/8s, 2007                                                  2,267,450
 ....................................................................................................
               3,000,000   Jefferson Smurfit Bank Term Loan
                           8.65s, 2006                                                   2,992,500
 ....................................................................................................
                 590,000   Radnor Holdings Inc. sr. notes 10s, 2003                        601,800
----------------------------------------------------------------------------------------------------
                                                                                         5,861,750
----------------------------------------------------------------------------------------------------
Paper and Forest Products (2.5%)
 ....................................................................................................
               2,158,404   Alabama River Newsprint bank loan
                           notes FRN s, 2002                                             1,618,803
 ....................................................................................................
               2,350,000   APP Finance II Mauritius Ltd. bonds
                           stepped-coupon 12s, (16s, 2/15/04),
                           2049 (Indonesia) (STP)                                        1,410,000
 ....................................................................................................
                 190,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                             187,711
 ....................................................................................................
               1,600,000   Huntsman Packaging Corp. company
                           guaranty 9 1/8s, 2007                                         1,584,000
 ....................................................................................................
               6,595,000   Indah Kiat Financial Mauritius Ltd.
                           company guaranty 10s, 2007 (Indonesia)                        3,495,350
 ....................................................................................................
               4,405,000   Pindo Deli Finance Mauritius Ltd.
                           company guaranty 10 3/4s, 2007
                           (Indonesia)                                                   2,334,650
 ....................................................................................................
               5,180,000   PT Pabrik Kertas Tjiwi Kimia company
                           guaranty 10s, 2004 (Indonesia)                                2,745,400
 ....................................................................................................
               3,345,000   Repap New Brunswick sr. notes
                           10 5/8s, 2005 (Canada)                                        2,241,150
 ....................................................................................................
                 995,000   Repap New Brunswick sr. notes 9s,
                           2004 (Canada)                                                   895,500
 ....................................................................................................
                 870,000   Republic Group Inc. sr. sub. notes
                           9 1/2s, 2008                                                    850,425
 ....................................................................................................
               5,350,000   Riverwood International Corp. company
                           guaranty 10 7/8s, 2008                                        4,868,500
 ....................................................................................................
               3,360,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                        3,292,800
----------------------------------------------------------------------------------------------------
                                                                                        25,524,289
----------------------------------------------------------------------------------------------------
Pharmaceuticals (0.4%)
 ....................................................................................................
                 860,000   Biovail Corp. International 144A
                           sr. notes 10 7/8s, 2005                                         864,300
 ....................................................................................................
               3,300,000   ICN Pharmaceuticals, Inc. 144A
                           sr. notes 9 1/4s, 2005                                        3,382,500
----------------------------------------------------------------------------------------------------
                                                                                         4,246,800
----------------------------------------------------------------------------------------------------
Photography (--%)
 ....................................................................................................
                 650,000   PX Escrow Corp. sr. disc. notes stepped-
                           coupon zero % (9 5/8s, 2/1/02), 2006 (STP)                      357,500
----------------------------------------------------------------------------------------------------
Publishing (0.9%)
 ....................................................................................................
               4,750,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                           4,868,750
 ....................................................................................................
               2,775,000   Perry-Judd company guaranty
                           10 5/8s, 2007                                                 2,899,875
 ....................................................................................................
                 492,236   Von Hoffman Press, Inc. 144A sr. sub.
                           notes 13 1/2s, 2009                                             492,236
 ....................................................................................................
               1,505,000   Von Hoffman Press Inc. 144A sr. sub.
                           notes 10 3/8s, 2007                                           1,550,150
----------------------------------------------------------------------------------------------------
                                                                                         9,811,011
----------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ....................................................................................................
               2,545,000   TFM S.A. de C.V. company guaranty
                           stepped-coupon zero %, (11 3/4s,
                           6/15/02), 2009 (Mexico) (STP)                                 1,387,025
 ....................................................................................................
               2,105,000   TFM S.A. de C.V. company guaranty
                           10 1/4s, 2007 (Mexico)                                        1,768,200
----------------------------------------------------------------------------------------------------
                                                                                         3,155,225
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
               1,000,000   FRD Acquisition Co. sr. notes Ser. B,
                           12 1/2s, 2004                                                   975,000
----------------------------------------------------------------------------------------------------
Retail (1.5%)
 ....................................................................................................
               2,540,000   Amazon.com Inc. sr. disc. notes stepped-
                           coupon zero % (10s,05/01/03), 2008 (STP)                      1,638,300
 ....................................................................................................
               1,400,000   Home Interiors & Gifts, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                  1,386,000
 ....................................................................................................
               4,000,000   K mart Corp. pass-thru certificates
                           Ser. 95K4, 9.35s, 2020                                        4,211,040
 ....................................................................................................
               2,035,000   Mothers Work, Inc. sr. notes
                           12 5/8s, 2005                                                 2,106,225
 ....................................................................................................
               3,365,000   NBTY Inc. 144A sr. sub. notes
                           8 5/8s, 2007                                                  3,280,875
 ....................................................................................................
                 100,000   North Atlantic Trading Co. company
                           guaranty Ser. B, 11s, 2004                                      101,000
 ....................................................................................................
                 890,000   Pathmark Stores sr. sub. notes 9 5/8s, 2003                     863,300
----------------------------------------------------------------------------------------------------
                                                                                        13,586,740
----------------------------------------------------------------------------------------------------
Satellite Services (0.3%)
 ....................................................................................................
               2,410,000   Golden Sky Systems 144A sr. sub. notes
                           12 3/8s, 2006                                                 2,470,250
 ....................................................................................................
               2,288,248   Primestar bank term loan 8 5/8s, 2004                           800,887
 ....................................................................................................
                 665,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                             212,800
----------------------------------------------------------------------------------------------------
                                                                                         3,483,937
----------------------------------------------------------------------------------------------------
Semiconductors (0.9%)
 ....................................................................................................
               3,928,395   Fairchild Semiconductor Corp. 144A
                           sr. sub. notes 11.74s, 2008                                   3,299,852
 ....................................................................................................
               3,040,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           3,040,000
 ....................................................................................................
               3,300,000   Zilog, Inc. company guaranty Ser. B,
                           9 1/2s, 2005                                                  2,640,000
----------------------------------------------------------------------------------------------------
                                                                                         8,979,852
----------------------------------------------------------------------------------------------------
Steel (0.2%)
 ....................................................................................................
               2,400,000   WCI Steel, Inc. sr. notes Ser. B,
                           10s, 2004                                                     2,376,000
----------------------------------------------------------------------------------------------------
Telecommunications (11.0%)
 ....................................................................................................
               5,200,000   21st Century Telecom Group, Inc.
                           sr. disc. notes stepped-coupon zero %
                           (12 1/4s, 2/15/03), 2008 (STP)                                2,184,000
 ....................................................................................................
                 930,000   Allegiance Telecom, Inc. sr. notes
                           12 7/8s, 2008                                                   911,400
 ....................................................................................................
               3,200,000   Barak I.T.C. sr. disc. notes stepped-coupon
                           Ser. B, zero % (12 1/2s, 11/15/02),
                           2007 (Israel) (STP)                                           1,632,000
 ....................................................................................................
               1,680,000   Bestel S.A. de C.V. sr. disc. notes
                           stepped-coupon zero % (12 3/4s,
                           5/15/03), 2005 (Mexico) (STP)                                   924,000
 ....................................................................................................
               1,570,000   CapRock Communications Corp.
                           sr. notes Ser. B, 12s, 2008                                   1,507,200
 ....................................................................................................
               2,200,000   Charter Communications International,
                           Inc. disc. notes stepped-coupon Ser. B,
                           zero % (14s, 3/15/01), 2007 (STP)                             1,969,000
 ....................................................................................................
               1,750,000   Charter Communications International,
                           Inc. sr. notes Ser. B, 11 1/4s, 2006                          1,960,000
 ....................................................................................................
               6,910,000   Covad Communications Group sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (13 1/2s, 03/15/03), 2008 (STP)                               3,800,500
 ....................................................................................................
               4,700,000   Econophone Inc. company guaranty
                           13 1/2s, 2007                                                 4,747,000
 ....................................................................................................
               3,350,000   Econophone, Inc. 144A notes stepped-
                           coupon zero % (11s, 2/15/03), 2008 (STP)                      1,675,000
 ....................................................................................................
               1,190,000   Esprit Telecom Group PLC sr. notes
                           11 1/2s, 2007 (United Kingdom)                                1,213,800
 ....................................................................................................
               6,930,000   Firstworld Communication Corp. sr.
                           disc. notes stepped-coupon zero %
                           (13, 4/15/03), 2008 (STP)                                     2,079,000
 ....................................................................................................
               4,040,000   Focal Communications Corp. sr. disc.
                           notes, stepped-coupon Ser. B, zero %
                           (12 1/8s, 02/15/03), 2008 (STP)                               2,141,200
 ....................................................................................................
               9,720,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                10,157,400
 ....................................................................................................
               3,125,000   GST Equipment Funding sr. notes
                           13 1/4s, 2007                                                 3,078,125
 ....................................................................................................
               6,876,000   GST Telecommunications, Inc. company
                           guaranty stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                               4,916,340
 ....................................................................................................
               2,600,000   GST Telecommunications, Inc. 144A
                           sr. disc. notes stepped-coupon zero %
                           (10 1/2s, 5/1/03), 2008 (STP)                                 1,144,000
 ....................................................................................................
               2,895,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                          2,923,950
 ....................................................................................................
               9,050,000   ICG Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (10s, 02/15/03), 2008 (STP)                                   4,615,500
 ....................................................................................................
               2,925,000   ICG Holdings, Inc. sr. disc. notes
                           stepped-coupon zero % (13 1/2s,
                           9/15/00), 2005 (Canada) (STP)                                 2,427,750
 ....................................................................................................
                 330,000   Intercel, Inc. sr. disc. notes stepped-coupon
                           zero % (12s, 2/1/01), 2006 (STP)                                240,900
 ....................................................................................................
               2,590,000   IXC Communications, Inc. sr. sub. notes
                           9s, 2008                                                      2,609,425
 ....................................................................................................
               7,234,000   KMC Telecom Holdings, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 1/2s, 2/15/03), 2008 (STP)                                3,544,660
 ....................................................................................................
               6,360,000   Knology Holdings, Inc. sr. disc. notes
                           stepped-coupon zero %,
                           (11 7/8s, 10/15/02), 2007 (STP)                               3,132,300
 ....................................................................................................
               1,740,000   Metrocall, Inc. 144A sr. sub. notes
                           11s, 2008                                                     1,740,000
 ....................................................................................................
                 765,000   MetroNet Communications Corp.
                           sr. notes 12s, 2007 (Canada)                                    849,150
 ....................................................................................................
               1,030,000   MetroNet Communications Corp.
                           sr. disc. notes stepped-coupon zero %
                           (10 3/4s, 11/1/02), 2007 (Canada) (STP)                         679,800
 ....................................................................................................
               4,130,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008 (Canada)                              4,377,800
 ....................................................................................................
               2,410,000   MetroNet Communications Corp.
                           sr. disc. stepped-coupon notes zero %
                           (9.95s, 6/15/03), 2008 (Canada) (STP)                         1,446,000
 ....................................................................................................
               4,290,000   Microcell Telecommunications sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14s, 12/1/01), 2006 (Canada) (STP)                           3,238,950
 ....................................................................................................
                 430,000   Netia Holdings B.V. 144A company
                           guaranty stepped-coupon zero %
                           (11 1/4s, 11/1/01), 2007 (Poland) (STP)                         245,100
 ....................................................................................................
                 755,000   Netia Holdings B.V. 144A company
                           guaranty 10 1/4s, 2007 (Poland)                                 641,750
 ....................................................................................................
               2,650,000   NorthEast Optic Network, Inc. sr.
                           notes 12 3/4s, 2008                                           2,650,000
 ....................................................................................................
               2,020,000   NTL Inc. 144A sr. notes 11 1/2s, 2008                         2,201,800
 ....................................................................................................
               4,740,000   NTL Inc. sr. notes, stepped-coupon
                           Ser. B, zero % (9 3/4s, 4/1/03), 2008 (STP)                   2,891,400
 ....................................................................................................
               3,170,000   Pathnet, Inc. sr. notes 12 1/4s, 2008                         2,219,000
 ....................................................................................................
               3,760,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (9.47s, 10/15/02), 2007 (STP)                          2,923,400
 ....................................................................................................
               4,620,000   Rhythms Netconnections, Inc. sr. disc.
                           notes Ser. B, zero % (13 1/2s, 5/15/03),
                           2008 (STP)                                                    2,263,800
 ....................................................................................................
                 810,000   Rogers Cantel, Inc. sr. sub. notes 8.8s,
                           2007 (Canada)                                                   816,075
 ....................................................................................................
               1,790,000   Startec Global Communications Corp.
                           sr. notes 12s, 2008                                           1,557,300
 ....................................................................................................
               1,260,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                 1,222,200
 ....................................................................................................
               2,640,000   Teligent, Inc. sr. notes 11 1/2s, 2007                        2,468,400
 ....................................................................................................
               4,350,000   Teligent, Inc. sr. disc. notes stepped-coupon
                           Ser. B, zero % (11 1/2s, 3/1/03), 2008 (STP)                  2,153,250
 ....................................................................................................
               1,972,000   USN Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (14 5/8s, 8/15/00), 2004 (STP)                                  197,200
 ....................................................................................................
                 590,000   Vialog Corp. company guaranty
                           12 3/4s, 2001                                                   354,000
 ....................................................................................................
               5,370,000   WinStar Communications, Inc. sr. sub.
                           notes stepped-coupon zero %
                           (15s, 3/1/02), 2007 (STP)                                     4,994,100
 ....................................................................................................
               7,800,000   WinStar Communications. Inc. sr. sub.
                           notes 11s, 2008                                               5,616,000
 ....................................................................................................
                 875,000   WinStar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                          879,375
----------------------------------------------------------------------------------------------------
                                                                                       114,160,300
----------------------------------------------------------------------------------------------------
Telephone Services (5.7%)
 ....................................................................................................
               5,230,000   BTI Telecom Corp. sr. notes 10 1/2s, 2007                     3,948,650
 ....................................................................................................
                 790,000   Call-Net Enterprises, Inc. sr. disc. notes
                           stepped-coupon zero % (8.94s, 8/15/03),
                           2008 (Canada) (STP)                                             454,250
 ....................................................................................................
               1,000,000   Celcaribe S.A. sr. notes 13 1/2s,
                           2004 (Colombia)                                                 950,000
 ....................................................................................................
               8,805,000   Colt Telecommunications Group PLC
                           sr. disc. notes stepped-coupon zero %,
                           (12s, 12/15/01), 2006 (United Kingdom) (STP)                  7,352,175
 ....................................................................................................
               1,305,000   E. Spire Communications, Inc. sr. notes
                           13 3/4s, 2007                                                 1,226,700
 ....................................................................................................
               3,165,000   E. Spire Communications, Inc. sr. disc.
                           notes stepped-coupon zero %
                           (12 3/4s, 4/1/01), 2006 (STP)                                 1,899,000
 ....................................................................................................
               1,370,000   Facilicom International sr. notes Ser. B.,
                           10 1/2s, 2008                                                 1,082,300
 ....................................................................................................
               4,875,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                     4,777,500
 ....................................................................................................
                 510,000   Hermes Europe Railtel 144A sr. notes
                           11 1/2s, 2007 (Netherlands)                                     535,500
 ....................................................................................................
               5,690,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero % (9 7/8s,
                           5/1/03), 2008 (STP)                                           2,845,000
 ....................................................................................................
               3,310,000   Intermedia Communications, Inc. sr. disc.
                           notes stepped-coupon Ser. B, zero %
                           (11 1/4s, 7/15/02), 2007 (STP)                                2,250,800
 ....................................................................................................
               2,990,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8.6s, 2008                                  2,855,450
 ....................................................................................................
               3,750,000   Intermedia Communications, Inc.
                           sr. notes Ser. B, 8 1/2s, 2008                                3,562,500
 ....................................................................................................
               3,609,000   ITC Deltacom, Inc. sr. notes 11s, 2007                        3,951,855
 ....................................................................................................
               2,410,000   Long Distance International, Inc. 144A
                           sr. notes 12 1/4s, 2008                                       1,928,000
 ....................................................................................................
                 830,000   MJD Communications, Inc. notes Ser. B,
                           FRN, 1s, 2008                                                   796,800
 ....................................................................................................
                 970,000   OnePoint Communications, Corp. 144A
                           sr. notes 14 1/2s, 2008                                         514,100
 ....................................................................................................
               1,610,000   Primus Telecommunications Group, Inc.
                           sr. notes Ser. B, 9 7/8s, 2008                                1,533,525
 ....................................................................................................
               4,045,000   RSL Communications, Ltd. company
                           guaranty 12 1/4s, 2006                                        4,247,250
 ....................................................................................................
               1,020,000   RSL Communications, Ltd. company
                           guaranty, stepped-coupon zero %
                           (10 1/8s, 3/1/03), 2008 (STP)                                   581,400
 ....................................................................................................
               1,310,000   RSL Communications, Ltd. company
                           guaranty 9 1/8s, 2008                                         1,192,100
 ....................................................................................................
               1,480,000   RSL Communications PLC. 144A
                           sr. notes 10 1/2s, 2008 (United Kingdom)                      1,465,200
 ....................................................................................................
               1,865,000   Transtel S.A. 144A pass through
                           certificates 12 1/2s, 2007 (Colombia)                           708,700
 ....................................................................................................
               1,290,000   US Xchange LLC sr. notes 15s, 2008                            1,322,250
 ....................................................................................................
               1,770,000   Versatel Teleco sr. notes 13 1/4s, 2008                       1,743,450
 ....................................................................................................
               3,500,000   Viatel, Inc. sr. disc. notes stepped-coupon
                           zero % (12 1/2s, 4/15/03), 2008 (STP)                         1,995,000
 ....................................................................................................
               4,370,000   Viatel, Inc. sr. notes 11 1/4s, 2008                          4,326,300
----------------------------------------------------------------------------------------------------
                                                                                        60,045,755
----------------------------------------------------------------------------------------------------
Textiles (0.2%)
 ....................................................................................................
               1,260,000   Polymer Group, Inc. company guaranty
                           Ser. B, 9s, 2007                                              1,247,400
 ....................................................................................................
               1,190,000   Polymer Group, Inc. company guaranty
                           Ser. B, 8 3/4s, 2008                                          1,169,175
----------------------------------------------------------------------------------------------------
                                                                                         2,416,575
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
               1,170,000   Kitty Hawk, Inc. company guaranty
                           9.95s, 2004                                                   1,129,050
----------------------------------------------------------------------------------------------------
Trucking (0.2%)
 ....................................................................................................
                 750,000   Johnstown America Industries, Inc.
                           sr. sub. notes 11 3/4s, 2005                                    791,250
 ....................................................................................................
               1,590,000   Johnstown America Industries, Inc.
                           company guaranty Ser. C, 11 3/4s, 2005                        1,677,450
----------------------------------------------------------------------------------------------------
                                                                                         2,468,700
----------------------------------------------------------------------------------------------------
Utilities (0.2%)
 ....................................................................................................
               1,800,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                         1,784,610
----------------------------------------------------------------------------------------------------
Wireless Communications (1.5%)
 ....................................................................................................
               4,500,000   Allbritton Communications Co. sr. sub.
                           deb. Ser. B, 9 3/4s, 2007                                     4,747,500
 ....................................................................................................
                 350,000   Allbritton Communications Co. sr. sub.
                           notes Ser. B, 8 7/8s, 2008                                      352,625
 ....................................................................................................
               2,600,000   American Mobile Satellite Corp.
                           company guaranty 12 1/4s, 2008                                1,612,000
 ....................................................................................................
               1,830,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                          1,944,375
 ....................................................................................................
               1,360,000   CTI Holdings S.A. sr. notes stepped-
                           coupon zero % (11 1/2s,4/15/03), 2008
                           (Argentina) (STP)                                               598,400
 ....................................................................................................
               2,110,000   Dobson Wireline Co. sr. notes
                           12 1/4s, 2008                                                 1,962,300
 ....................................................................................................
               1,990,000   Orbital Imaging Corp. sr. notes Ser. B,
                           11 5/8s, 2005                                                 2,069,600
 ....................................................................................................
               1,300,000   Paging Network Do Brasil sr. notes
                           13 1/2s, 2005 (Brazil)                                          637,000
 ....................................................................................................
               1,000,000   Telesystem International Wireless Inc.
                           sr. disc. notes stepped-coupon Ser. C,
                           zero %, (10 1/2s, 11/1/02), 2007
                           (Canada) (STP)                                                  365,000
 ....................................................................................................
               1,430,000   WAM!NET, Inc. company guaranty
                           stepped-coupon Ser. B, zero %
                           (13 1/4s, 3/1/02), 2005 (STP)                                   786,500
----------------------------------------------------------------------------------------------------
                                                                                        15,075,300
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $953,771,924)                                        $847,189,083
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (9.1%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Banks (0.9%)
 ....................................................................................................
                 230,000   California Federal Bancorp Inc. Ser. A,
                           $2.281 pfd.                                                  $5,778,750
 ....................................................................................................
                  56,820   Chevy Chase Capital Corp. Ser. A,
                           $5.188 pfd.                                                   2,841,000
 ....................................................................................................
                  20,000   Chevy Chase Savings Bank $3.25 pfd.                             595,000
----------------------------------------------------------------------------------------------------
                                                                                         9,214,750
----------------------------------------------------------------------------------------------------
Broadcasting (1.9%)
 ....................................................................................................
                  27,423   Capstar Broadcasting Inc. 144A
                           $12.00 pfd. (PIK)                                             3,126,222
 ....................................................................................................
                  21,642   Citadel Broadcasting Inc. 144A
                           $13.25 cum. pfd. (PIK)                                        2,467,188
 ....................................................................................................
                     807   Echostar Communications, Inc.
                           12.125% pfd. (PIK)                                              933,094
 ....................................................................................................
                   3,494   Granite Broadcasting 144A $12.75 pfd. (PIK)                   3,144,600
 ....................................................................................................
                     369   Paxson Communications Corp.
                           13.25% cum. pfd. (PIK)                                        3,228,750
 ....................................................................................................
                  12,500   Sinclair Capital $11.625 cum. pfd.                            1,321,875
 ....................................................................................................
                   5,546   Spanish Broadcasting Systems
                           14.25% cum. pfd. (PIK)                                        5,656,920
----------------------------------------------------------------------------------------------------
                                                                                        19,878,649
----------------------------------------------------------------------------------------------------
Building and Construction (0.1%)
 ....................................................................................................
                  21,620   Brand Scaffold Services, Inc. 144A
                           $3.625 pfd.                                                     648,600
----------------------------------------------------------------------------------------------------
Cable Television (0.8%)
 ....................................................................................................
                     617   CSC Holding Inc. Ser. H,
                           $11.75 cum. pfd. (PIK)                                           70,338
 ....................................................................................................
                  61,263   CSC Holdings, Inc. Ser. M,
                           $11.125 cum. pfd. (PIK)                                       6,769,562
 ....................................................................................................
                  13,788   SFX Broadcasting, Inc. Ser. E,
                           $12.625 pfd. (PIK)                                            1,695,924
----------------------------------------------------------------------------------------------------
                                                                                         8,535,824
----------------------------------------------------------------------------------------------------
Cellular Communications (1.1%)
 ....................................................................................................
                   8,709   NEXTEL Communications, Inc. Ser. D,
                           13.00% cum. pfd. (PIK)                                        8,665,455
 ....................................................................................................
                   2,510   NEXTEL Communications, Inc. Ser. E,
                           $11.125 pfd. (PIK)                                            2,233,900
----------------------------------------------------------------------------------------------------
                                                                                        10,899,355
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
                   1,246   Concentric Network Corp. Ser. B,
                           $13.50 pfd. (PIK)                                             1,065,330
----------------------------------------------------------------------------------------------------
Electric Utilities (0.1%)
 ....................................................................................................
                  23,997   Public Service Co. of New Hampshire
                           $2.65 1st mtge. pfd.                                            623,922
----------------------------------------------------------------------------------------------------
Food and Beverages (0.1%)
 ....................................................................................................
                  17,685   Nebco Evans Holding Co. 144A
                           11.25% pfd. (PIK)                                               884,250
----------------------------------------------------------------------------------------------------
Insurance and Finance (0.3%)
 ....................................................................................................
                 122,819   CGA Group Ltd. 144A Ser. A,
                           $13.75 pfd. (PIK)                                             3,438,932
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.3%)
 ....................................................................................................
               2,405,000   Fresenius Medical Capital Trust I Ser. D,
                           9.00% pfd. (Germany)                                          2,516,231
 ....................................................................................................
               2,830,000   Fresenius Medical Capital Trust II
                           company guaranty 7.875% pfd
                           (Germany)                                                     2,808,775
----------------------------------------------------------------------------------------------------
                                                                                         5,325,006
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                  91,670   Diva Systems Corp. Ser. C, $6.00 pfd.                           550,020
----------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ....................................................................................................
                  38,716   AmeriKing, Inc. $3.25 pfd. (PIK)                                987,258
----------------------------------------------------------------------------------------------------
Telecommunications (3.1%)
 ....................................................................................................
                     214   21st Century Telecom Group 144A
                           $13.75 cum. pfd. (PIK)                                          139,050
 ....................................................................................................
                   3,400   Centaur Funding Corp 144A 9.08% pfd.
                           (Cayman Islands)                                              3,492,276
 ....................................................................................................
                   3,419   ICG Holdings, Inc. $14.25 pfd. (Canada)                       3,384,810
 ....................................................................................................
                   8,454   ICG Holdings, Inc., 144A $14.00 pfd.
                           (Canada) (PIK)                                                8,200,380
 ....................................................................................................
                   4,897   Intermedia Communication Ser. B,
                           13.50% pfd. (PIK)                                             4,933,728
 ....................................................................................................
                   3,998   IXC Communications, Inc. $12.50 pfd. (PIK)                    4,037,980
 ....................................................................................................
                 101,288   Nextlink Communications, Inc. 144A
                           $7.00 cum. pfd. (PIK)                                         5,165,688
 ....................................................................................................
                 319,195   TCR Holding Corp. Class E, zero % pfd.                           20,109
 ....................................................................................................
                   2,990   WinStar Communications, Inc. 144A
                           $14.25 pfd. (PIK)                                             2,392,000
----------------------------------------------------------------------------------------------------
                                                                                        31,766,021
----------------------------------------------------------------------------------------------------
Telephone Services (0.1%)
 ....................................................................................................
                     803   E. Spire Communications, Inc.
                           12.75% pfd. (PIK)                                               393,470
 ....................................................................................................
                   3,639   Viatel, Inc. Ser. A, $10.00 cv. pfd. (PIK)                      218,340
----------------------------------------------------------------------------------------------------
                                                                                           611,810
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $98,389,579)                                          $94,429,727
----------------------------------------------------------------------------------------------------
UNITS (1.8%) (a)
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                   1,600   Birch Telecom, Inc. 144A units 14s, 2008                     $1,472,000
 ....................................................................................................
                     273   Celcaribe S.A. 144A units stepped-coupon
                           zero % (13 1/2s, 2/19/99), 2004
                           (Colombia) (STP)                                              4,368,000
 ....................................................................................................
                   7,007   Diva Systems Corp. 144A units
                           stepped-coupon zero % (12 5/8s,
                           3/1/03), 2008 (STP)                                           2,872,870
 ....................................................................................................
                   3,950   Network Plus Corp. units pfd.
                           13 1/2s, 2009 (PIK)                                           3,950,000
 ....................................................................................................
                   1,290   Telehub Communications Corp. units
                           stepped-coupon zero %, (13 7/8s,
                           7/31/02), 2005 (STP)                                            722,400
 ....................................................................................................
                   2,580   Transam Refinance, Inc. 144A units
                           16s, 2003                                                       812,700
 ....................................................................................................
                     720   Versatel Teleco units 13 1/4s, 2008                             716,400
 ....................................................................................................
                   2,695   XCL Ltd. units sr. sec. notes 13 1/2s, 2004                   2,748,900
 ....................................................................................................
                  13,850   XCL Ltd. 144A units cv. cum. pfd.
                           9 1/2s, 2006 (PIK)                                            1,108,000
----------------------------------------------------------------------------------------------------
                           Total Units
                           (cost $19,946,530)                                          $18,771,270
----------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS AND NOTES (1.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $930,000   APP Global Finance Ltd. 144A cv.
                           company guaranty 3 1/2s, 2003
                           (United Kingdom)                                               $526,613
 ....................................................................................................
                 665,000   Argosy Gaming cv. sub. notes 12s, 2001                          654,194
 ....................................................................................................
                 652,000   GST Telecommunications, Inc. cv. sr. disc.
                           notes stepped-coupon zero %
                           (13 7/8s, 12/15/00), 2005 (STP)                                 652,000
 ....................................................................................................
               1,030,000   Integrated Device Technology, Inc.
                           cv. sub. notes 5 1/2s, 2002                                     706,838
 ....................................................................................................
               2,670,000   Jacor Communications, Inc. cv. sr. notes
                           zero %, 2011                                                  2,382,975
 ....................................................................................................
               1,000,000   Lam Research Corp. cv. sub. notes
                           5s, 2002                                                        785,000
 ....................................................................................................
                 900,000   LAM Research Corp. 144A cv. sub. notes
                           5s, 2002                                                        706,500
 ....................................................................................................
               4,070,000   NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                     3,291,613
 ....................................................................................................
               1,604,000   Plolymax 144A cv. notes 2s, 2006                                681,700
----------------------------------------------------------------------------------------------------
                           Total Convertible Bonds and Notes
                           (cost $12,113,345)                                          $10,387,433
----------------------------------------------------------------------------------------------------
WARRANTS (0.6%) (a) (NON)
----------------------------------------------------------------------------------------------------
Number of Warrants                                                 Expiration Date           Value
 ....................................................................................................
                     200   21st Century Telecom Group
                           144A                                            2/15/10          $6,000
 ....................................................................................................
                   4,640   Allegiance Telecom, Inc.                         2/3/08          74,240
 ....................................................................................................
                   2,600   American Mobile Satellite Corp.                  4/1/08          10,088
 ....................................................................................................
                  40,000   Becker Gaming Corp. 144A                       11/15/00               4
 ....................................................................................................
                   1,680   Bestel SA (Mexico)                              5/15/05           3,360
 ....................................................................................................
                   8,867   Cellnet Data Systems, Inc.                      9/15/07         177,340
 ....................................................................................................
                 122,500   CGA Group Ltd. 144A                             2/11/07           2,450
 ....................................................................................................
                   2,175   Club Regina, Inc. 144A                          4/15/06           2,175
 ....................................................................................................
                   8,805   Colt Telecommunications
                           Group PLC                                      12/31/06       2,113,200
 ....................................................................................................
                     660   Concentric Network Corp.                       12/15/07          98,281
 ....................................................................................................
                  24,840   Consorcio Ecuatoriano 144A
                           (Ecuador)                                       10/1/00          12,420
 ....................................................................................................
                   6,910   Covad Communications
                           Group 144A                                      3/15/08         345,500
 ....................................................................................................
                   2,145   Diva Systems Corp.                              5/15/06         519,090
 ....................................................................................................
                  48,150   DTI Holdings Inc.                                3/1/08           2,408
 ....................................................................................................
                      30   E. Spire Communications, Inc.                   11/1/05             180
 ....................................................................................................
                   4,700   Econophone, Inc. 144A                            7/1/07         235,000
 ....................................................................................................
                   1,560   Epic Resorts                                    6/15/05              16
 ....................................................................................................
                   1,345   Esat Holdings, Inc. (Ireland)                    2/1/07          89,443
 ....................................................................................................
                   6,930   Firstworld Communication                        4/15/08          69,300
 ....................................................................................................
                   1,890   Globalstar Telecom 144A                         2/15/04         113,400
 ....................................................................................................
                   4,735   Hyperion Telecommunications
                           144A                                            4/15/01         354,983
 ....................................................................................................
                  24,750   Intelcom Group 144A                            10/15/05         519,750
 ....................................................................................................
                   2,590   Interact Systems, Inc.                           8/1/03              26
 ....................................................................................................
                   3,240   Intermedia Communications, Inc.                  6/1/00         138,478
 ....................................................................................................
                   1,360   International Wireless
                           Communications Holdings 144A                    8/15/01              14
 ....................................................................................................
                   1,500   Iridium World Com 144A                          7/15/05         187,500
 ....................................................................................................
                   6,794   KMC Telecom Holdings, Inc.                      4/15/08          16,985
 ....................................................................................................
                   6,100   Knology Holdings, Inc. 144A                    10/15/07           9,150
 ....................................................................................................
                   2,410   Long Distance International, Inc.
                           144A                                            4/13/08           6,025
 ....................................................................................................
                   6,920   McCaw International Ltd.                        4/15/07          27,680
 ....................................................................................................
                   1,850   Mediq Inc. 144A                                  6/1/09              19
 ....................................................................................................
                     765   Metronet Communications 144A                    8/15/07          22,950
 ....................................................................................................
                     500   MGC Communications, Inc. 144A                   10/1/04          15,420
 ....................................................................................................
                     970   Onepoint Communications, Inc.                    6/1/08             970
 ....................................................................................................
                   1,990   Orbital Imaging Corp. 144A                       3/1/05          79,600
 ....................................................................................................
                   3,895   Orion Network Systems                           1/14/03          44,793
 ....................................................................................................
                   7,130   Pagemart, Inc. 144A                            12/31/03          57,040
 ....................................................................................................
                   3,170   Pathnet, Inc. 144A                              4/15/08          31,700
 ....................................................................................................
                   3,200   Paxson Communications Corp.
                           144A                                            6/30/03              32
 ....................................................................................................
                  14,880   Powertel, Inc.                                   2/1/06          59,520
 ....................................................................................................
                  18,480   Rhythms Netcon 144A                             5/15/08         138,600
 ....................................................................................................
                   1,625   Spanish Broadcasting Systems
                           144A                                            6/30/99         333,125
 ....................................................................................................
                   1,790   STARTEC Global
                           Communications Corp.                            5/15/08           1,790
 ....................................................................................................
                     960   Sterling Chemicals Holdings                     8/15/08          14,400
 ....................................................................................................
                   6,950   UIH Australia/Pacific, Inc. 144A                5/15/06           6,950
 ....................................................................................................
                  19,720   USN Communications Inc.                         8/15/04           4,141
 ....................................................................................................
                   1,770   Versatel Teleco 144A                            5/15/08          17,700
 ....................................................................................................
                     590   Vialog Corp.                                   11/15/01           2,950
 ....................................................................................................
                   3,950   WAM!NET, Inc.                                    3/1/05          31,600
 ....................................................................................................
                   1,650   Wireless One, Inc.                             10/19/00              17
----------------------------------------------------------------------------------------------------
                           Total Warrants
                           (cost $4,152,417)                                            $5,997,803
----------------------------------------------------------------------------------------------------
COMMON STOCKS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  25,000   American Mobile Satellite Corp. (NON)                          $131,250
 ....................................................................................................
                     750   AmeriKing, Inc. (NON)                                            30,000
 ....................................................................................................
                   4,275   Axia Holding Inc. 144A (PIK)                                     59,850
 ....................................................................................................
                 162,600   Celcaribe S.A. 144A (Colombia) (NON)                            650,400
 ....................................................................................................
                  50,680   CellNet Data Systems, Inc. (NON)                                253,400
 ....................................................................................................
                  16,000   French Fragrances Inc. (NON)                                    116,000
 ....................................................................................................
                  20,016   Hedstrom Holdings, Inc. 144A                                     20,016
 ....................................................................................................
                     592   Mothers Work, Inc. (NON)                                          7,400
 ....................................................................................................
                   1,500   Paging Do Brazil Holdings Co., LLC
                           144A Class B, (Brazil)                                               15
 ....................................................................................................
                     665   Premium Holdings L.P. 144A (NON)                                  2,659
 ....................................................................................................
                 157,853   PSF Holdings LLC Class A (acquired
                           various dates from 2/8/93 to 4/3/95,
                           cost $5,779,844) (NON)                                        2,012,626
 ....................................................................................................
                  13,912   RSL Communications, Ltd. Class A (NON)                          410,404
 ....................................................................................................
                  15,000   Specialty Foods Acquisition Corp. (NON)                             750
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $8,184,713)                                            $3,694,770
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.2%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                  12,800   Chancellor Media Corp.
                           $3.00 cv. cum. pfd.                                          $1,192,000
 ....................................................................................................
                  11,670   Chesapeake Energy Corp. 144A
                           $3.50 cv. cum. pfd.                                             119,618
 ....................................................................................................
                     103   Paxson Communications Corp. 144A
                           $9.75 cv. pfd. (PIK)                                          1,009,400
 ....................................................................................................
                   1,985   XCL Ltd $8.075 cv. pfd.                                         158,800
----------------------------------------------------------------------------------------------------
                           Total Convertible Preferred Stocks
                           (cost $3,255,569)                                            $2,479,818
----------------------------------------------------------------------------------------------------
BRADY BONDS (0.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
FRF            6,680,000   Ivory Coast - FLIRB collateralized
                           FRB 2s, 2018                                                   $286,865
 ....................................................................................................
FRF            6,596,500   Ivory Coast - PDI bonds FRB 1.9s, 2018                          318,689
----------------------------------------------------------------------------------------------------
                           Total Brady Bonds
                           (cost $891,626)                                                $605,554
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $14,000,000   General Electric Capital, effective
                           yield of 5.05%, February 19, 1999                           $13,901,005
 ....................................................................................................
              21,073,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998
                           with Merrill Lynch, Pierce, Fenner and
                           Smith, Inc. due January 4, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $21,084,239 for an effective yield
                           of 4.80%                                                     21,075,810
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $34,976,815)                                          $34,976,815
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,135,682,518) (b)                                $1,018,532,273
----------------------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 1998
----------------------------------------------------------------------------------------------------
                                            Market       Aggregate     Delivery      Unrealized
                                             Value      Face Value         Date     Depreciation
 ....................................................................................................
French Franc                              $985,264        $977,633      2/17/99       $(7,631)
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (96.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Australia (1.2%)
 ....................................................................................................
                 186,600   Cable & Wireless Optus Ltd. 144A (NON)                         $391,384
 ....................................................................................................
                 212,600   Coles Myer Ltd. (NON)                                         1,111,542
 ....................................................................................................
                  81,450   News Corp. Ltd. ADR                                           2,153,334
----------------------------------------------------------------------------------------------------
                                                                                         3,656,260
----------------------------------------------------------------------------------------------------
Brazil (0.9%)
 ....................................................................................................
                  81,300   Companhia Energetica de Minas
                           Gerais ADR                                                    1,565,025
 ....................................................................................................
                  93,650   Telesp Celular Participacoes S.A. (NON)                         689,971
 ....................................................................................................
                  21,300   Telesp Participacoes S.A. (NON)                                 484,892
----------------------------------------------------------------------------------------------------
                                                                                         2,739,888
----------------------------------------------------------------------------------------------------
Canada (3.9%)
 ....................................................................................................
                 167,733   Bank of Nova Scotia (NON)                                     3,698,784
 ....................................................................................................
                  58,347   BCE Mobile Communications, Inc. (NON)                         1,582,098
 ....................................................................................................
                   1,900   BCE Mobile Communications, Inc. 144A (NON)                       51,519
 ....................................................................................................
                 134,009   BCE, Inc. (NON)                                               5,065,286
 ....................................................................................................
                 129,388   Bombardier, Inc. (NON)                                        1,859,873
 ....................................................................................................
                   6,100   Royal Bank of Canada (NON)                                      305,100
----------------------------------------------------------------------------------------------------
                                                                                        12,562,660
----------------------------------------------------------------------------------------------------
Finland (2.6%)
 ....................................................................................................
                  43,828   Huhtamaki I Free (NON)                                        1,668,328
 ....................................................................................................
                  43,223   Oy Nokia AB Class A                                           5,258,169
 ....................................................................................................
                  35,100   Sampo Insurance Co., Ltd. Class A (NON)                       1,332,650
----------------------------------------------------------------------------------------------------
                                                                                         8,259,147
----------------------------------------------------------------------------------------------------
France (15.0%)
 ....................................................................................................
                     633   AGF (Assurances Generales de France)                             37,808
 ....................................................................................................
                  29,152   Axa S.A. (NON)                                                4,225,154
 ....................................................................................................
                  64,568   Banque Nationale de Paris                                     5,316,835
 ....................................................................................................
                  16,879   Bouygues S. A.                                                3,479,272
 ....................................................................................................
                  11,932   Credit Commercial de France                                   1,108,077
 ....................................................................................................
                   5,366   Danone                                                        1,536,243
 ....................................................................................................
                  17,311   Elf Aquitaine S.A. (NON)                                      2,000,985
 ....................................................................................................
                  13,570   France Telecom S.A.                                           1,078,083
 ....................................................................................................
                   1,110   ISIS Holdings                                                    79,247
 ....................................................................................................
                  31,120   Lafarge Coppee                                                2,956,809
 ....................................................................................................
                  54,955   Michelin Corp. Class B                                        2,197,728
 ....................................................................................................
                  53,701   Scor                                                          3,550,471
 ....................................................................................................
                  18,802   Societe Generale (NON)                                        3,044,681
 ....................................................................................................
                  18,084   Societe Television Francaise 1                                3,219,636
 ....................................................................................................
                  64,500   STMicroelectronics N.V. ADR (NON)                             5,035,031
 ....................................................................................................
                  83,694   Telfonica S.A. (NON)                                             74,311
 ....................................................................................................
                  16,369   Total S.A. Class B                                            1,657,783
 ....................................................................................................
                  27,917   Vivendi                                                       7,243,125
----------------------------------------------------------------------------------------------------
                                                                                        47,841,279
----------------------------------------------------------------------------------------------------
Germany (6.7%)
 ....................................................................................................
                   1,916   Bayerische Motoren Werke (BMW) AG                             1,487,653
 ....................................................................................................
                     772   Bayerische Motoren Werke (BMW)                                  572,521
 ....................................................................................................
                  72,980   Deutsche Telekom AG (NON)                                     2,401,552
 ....................................................................................................
                 103,576   Hoechst AG                                                    4,297,785
 ....................................................................................................
                  61,108   Mannesmann AG                                                 7,008,724
 ....................................................................................................
                  41,334   Veba (Vereinigte Elektrizitaets
                           Bergwerks) AG                                                 2,474,629
 ....................................................................................................
                  39,714   Volkswagon AG                                                 3,171,778
----------------------------------------------------------------------------------------------------
                                                                                        21,414,642
----------------------------------------------------------------------------------------------------
Greece (0.6%)
 ....................................................................................................
                  58,822   Hellenic Telecommunication
                           Organization S.A.                                             1,564,247
 ....................................................................................................
                  28,200   Hellenic Telecommunication
                           Organization SA ADR (NON)                                       373,650
----------------------------------------------------------------------------------------------------
                                                                                         1,937,897
----------------------------------------------------------------------------------------------------
Hong Kong (0.5%)
 ....................................................................................................
                  96,000   China Telecom Ltd. (NON)                                        166,060
 ....................................................................................................
                 470,000   Hong Kong and China Gas Co., Ltd.                               597,617
 ....................................................................................................
                 268,500   Smartone Telecommunications                                     745,198
 ....................................................................................................
                  80,000   Smartone Telecommunications (NON)                               222,033
----------------------------------------------------------------------------------------------------
                                                                                         1,730,908
----------------------------------------------------------------------------------------------------
Ireland (4.0%)
 ....................................................................................................
                 185,889   Allied Irish Banks PLC                                        3,325,296
 ....................................................................................................
                 202,778   Bank of Ireland                                               4,507,887
 ....................................................................................................
                 276,216   CRH PLC                                                       4,764,505
----------------------------------------------------------------------------------------------------
                                                                                        12,597,688
----------------------------------------------------------------------------------------------------
Italy (2.9%)
 ....................................................................................................
                  27,800   Banca Popolare di Brescia SPA                                   678,418
 ....................................................................................................
                 956,130   Telecom Italia SPA                                            8,163,639
 ....................................................................................................
                 860,800   Unione Immobiliare SPA (NON)                                    449,322
----------------------------------------------------------------------------------------------------
                                                                                         9,291,379
----------------------------------------------------------------------------------------------------
Japan (10.2%)
 ....................................................................................................
                  21,000   Canon, Inc.                                                     448,092
 ....................................................................................................
                  41,400   Chubu Electric Power, Inc.                                      833,999
 ....................................................................................................
                  29,000   Eisai Co. Ltd.                                                  563,704
 ....................................................................................................
                 208,200   Fujitsu Ltd.                                                  2,768,519
 ....................................................................................................
                  36,000   Honda Motor Co., Ltd.                                         1,180,067
 ....................................................................................................
                   1,200   Kita Kyushu Coca-Cola Bottling                                   37,533
 ....................................................................................................
                  21,600   Mabuchi Motor                                                 1,650,822
 ....................................................................................................
                  60,000   Matsushita-Kotobuki Electronics
                           Industries, Ltd.                                              1,293,515
 ....................................................................................................
                  69,900   Mitsumi Electric Company, Ltd. (NON)                          1,476,065
 ....................................................................................................
                   6,000   Murata Manufacturing Co. Ltd.                                   248,631
 ....................................................................................................
               1,026,000   Nikko Securities Co. Ltd. (NON)                               2,855,540
 ....................................................................................................
                     431   Nippon Telegraph and Telephone Corp.                          3,320,657
 ....................................................................................................
                   5,170   Nippon Television Network Corp.                               1,521,126
 ....................................................................................................
                  26,800   Promise Co., Ltd.                                             1,392,331
 ....................................................................................................
                  96,000   Ricoh Co., Ltd.                                                 883,831
 ....................................................................................................
                   2,000   Rohm Co. Ltd.                                                   181,834
 ....................................................................................................
                 135,000   Sankyo Co., Ltd.                                              2,946,192
 ....................................................................................................
                  14,000   Shin-Etsu Chemical Co.                                          336,455
 ....................................................................................................
                  47,000   Shiseido Co., Ltd. (NON)                                        602,969
 ....................................................................................................
                  24,300   Sony Corp.                                                    1,766,999
 ....................................................................................................
                  15,000   TDK Corp.                                                     1,369,058
 ....................................................................................................
                  44,400   Tokyo Electric Power Co.                                      1,094,504
 ....................................................................................................
                 116,000   Yamanouchi Pharmaceutical Co., Ltd.                           3,730,694
----------------------------------------------------------------------------------------------------
                                                                                        32,503,137
----------------------------------------------------------------------------------------------------
Mexico (2.1%)
 ....................................................................................................
                 102,100   Coca-Cola Femsa S.A. ADR                                      1,352,825
 ....................................................................................................
                 660,441   Fomento Economico Mexicano, S.A.
                           de C.V.                                                       1,801,203
 ....................................................................................................
                  46,100   Grupo Televisa S.A.GDR (NON)                                  1,138,094
 ....................................................................................................
                  48,513   Telefonos de Mexico S.A. ADR Class L                          2,361,977
----------------------------------------------------------------------------------------------------
                                                                                         6,654,099
----------------------------------------------------------------------------------------------------
Netherlands (8.4%)
 ....................................................................................................
                 115,483   Akzo-Nobel N.V. (NON)                                         5,253,417
 ....................................................................................................
                  16,300   ASM Lithography Holding N.V. (NON)                              497,150
 ....................................................................................................
                   3,010   Benckiser NV Class B (NON)                                      196,983
 ....................................................................................................
                   6,880   Equant N.V. (NON)                                               478,757
 ....................................................................................................
                  24,893   Gucci Group N.V.                                              1,210,422
 ....................................................................................................
                 144,371   Internationale Nederlanden Groep                              8,795,147
 ....................................................................................................
                 125,205   Koninklijke Ahold N.V.                                        4,623,159
 ....................................................................................................
                  22,940   Laurus N.V. (NON)                                               578,545
 ....................................................................................................
                  26,806   Philips Electronics N.V. (NON)                                1,797,050
 ....................................................................................................
                  49,681   TNT Post Group N.V. (NON)                                     1,599,202
 ....................................................................................................
                  41,560   Vedior NV (NON)                                                 818,154
 ....................................................................................................
                  38,149   Vendex International N.V.                                       925,562
----------------------------------------------------------------------------------------------------
                                                                                        26,773,548
----------------------------------------------------------------------------------------------------
Poland (0.1%)
 ....................................................................................................
                  17,289   Bank Handlowy 144A                                              213,585
----------------------------------------------------------------------------------------------------
Portugal (1.5%)
 ....................................................................................................
                  25,323   Cimpor-Cimentos de Portugal, SGPS, S.A.                         807,125
 ....................................................................................................
                  92,771   Electricidade de Portugal S.A.                                2,039,454
 ....................................................................................................
                  44,206   Portugal Telecom S.A.                                         2,023,771
----------------------------------------------------------------------------------------------------
                                                                                         4,870,350
----------------------------------------------------------------------------------------------------
Singapore (1.4%)
 ....................................................................................................
                 424,000   Oversea Chinese Banking Corp.                                 2,878,933
 ....................................................................................................
                 238,000   United Overseas Bank Ltd.                                     1,529,433
----------------------------------------------------------------------------------------------------
                                                                                         4,408,366
----------------------------------------------------------------------------------------------------
South Korea (2.1%)
 ....................................................................................................
                 147,394   Korea Electric Power Corp. (NON)                              3,660,284
 ....................................................................................................
                  38,600   Pohang Iron & Steel Company, Ltd. ADR                           651,375
 ....................................................................................................
                  37,520   Samsung Electronics Co. (NON)                                 2,523,220
----------------------------------------------------------------------------------------------------
                                                                                         6,834,879
----------------------------------------------------------------------------------------------------
Spain (1.2%)
 ....................................................................................................
                  83,694   Telfonica de Espana                                           3,721,437
----------------------------------------------------------------------------------------------------
Sweden (5.3%)
 ....................................................................................................
                 127,935   Ericsson Class B                                              3,040,820
 ....................................................................................................
                  45,609   ForeningsSparbanken AB                                        1,179,543
 ....................................................................................................
                 141,573   Nordbanken Holding AG (NON)                                     906,625
 ....................................................................................................
                 157,809   Pharmacia & Upjohn, Inc.                                      8,823,311
 ....................................................................................................
                  16,300   Sandvik AB Class B (NON)                                        281,034
 ....................................................................................................
                  44,550   SKF AB Class B (NON)                                            518,470
 ....................................................................................................
                  26,434   Svenska Handelsbanken                                         1,113,354
 ....................................................................................................
                  50,859   Volvo AB (NON)                                                1,164,998
----------------------------------------------------------------------------------------------------
                                                                                        17,028,155
----------------------------------------------------------------------------------------------------
Switzerland (9.7%)
 ....................................................................................................
                   1,673   Cie Finance Richemont                                         2,365,465
 ....................................................................................................
                   1,933   Edipresse S.A.                                                  555,905
 ....................................................................................................
                   3,711   Georg Fischer AG                                              1,255,012
 ....................................................................................................
                   1,309   Julius Baer Holdings AG                                       4,350,627
 ....................................................................................................
                     223   Kuoni Reisen AG                                                 884,857
 ....................................................................................................
                   2,990   Nestle S.A.                                                   6,508,993
 ....................................................................................................
                   4,080   Novartis AG ADR (NON)                                         8,020,387
 ....................................................................................................
                   5,080   Swisscom AG (NON)                                             2,126,684
 ....................................................................................................
                     304   Publicitas Holding S.A.                                          92,960
 ....................................................................................................
                  15,929   UBS AG (NON)                                                  4,894,095
----------------------------------------------------------------------------------------------------
                                                                                        31,054,985
----------------------------------------------------------------------------------------------------
United Kingdom (15.6%)
 ....................................................................................................
                 303,566   Allied Zurich AG (NON)                                        4,511,108
 ....................................................................................................
                 118,666   Avis Europe PLC 144A ADR                                        493,719
 ....................................................................................................
                 173,947   Bass PLC                                                      2,522,928
 ....................................................................................................
                 323,650   British Airways PLC                                           2,174,095
 ....................................................................................................
                 399,026   Cable & Wireless PLC                                          4,887,935
 ....................................................................................................
                 208,460   Dixons Group PLC                                              2,921,569
 ....................................................................................................
                 207,063   EMI Group PLC (NON)                                           1,379,775
 ....................................................................................................
                 250,275   Granada Group PLC                                             4,407,844
 ....................................................................................................
                 306,415   Marks & Spencer PLC                                           2,093,874
 ....................................................................................................
                 194,561   National Westminster Bancorp Inc.                             3,737,825
 ....................................................................................................
                 237,938   Orange PLC ADR (NON)                                          2,754,927
 ....................................................................................................
                  55,540   Royal PTT                                                     2,777,739
 ....................................................................................................
                   3,300   Scottish Power PLC                                               33,778
 ....................................................................................................
                 572,073   Securicor Group PLC (NON)                                     4,779,273
 ....................................................................................................
                 873,440   Siebe PLC                                                     3,431,320
 ....................................................................................................
                 199,776   Smithkline Beecham PLC ADR                                    2,781,649
 ....................................................................................................
                 169,594   Smiths Industries PLC                                         2,410,597
 ....................................................................................................
                  97,118   Vodafone Group PLC                                            1,571,192
----------------------------------------------------------------------------------------------------
                                                                                        49,671,147
----------------------------------------------------------------------------------------------------
United States (0.8%)
 ....................................................................................................
                  54,905   AFLAC Inc.                                                    2,415,820
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $265,043,002)                                        $308,181,256
----------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (4.3%) (a) (cost $13,801,840)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                              Value
 ....................................................................................................
             $13,800,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31,1998
                           with Merrill Lynch, Pierce , Fenner &
                           Smith, Inc., due January 4, 1999 with
                           respect to various U.S. Treasury
                           obligations -- maturity value of
                           $13,807,360 for an effective yield
                           of 4.80%.                                                   $13,801,840
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $278,844,842) (b)                                    $321,983,096
----------------------------------------------------------------------------------------------------
The fund had the following industry concentrations greater than 10% at December 31, 1998
(as a percentage of market value):
Insurance and Finance                21.8%
Telecommunications                   14.8

See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth and Income Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (96.8%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Airlines (0.5%)
 ....................................................................................................
                 222,060   British Airways PLC (United Kingdom) (NON)                   $1,491,671
----------------------------------------------------------------------------------------------------
Apparel (0.1%)
 ....................................................................................................
                   6,300   Gucci Group (Netherlands)                                       298,324
----------------------------------------------------------------------------------------------------
Automobiles (2.2%)
 ....................................................................................................
                 125,000   Honda Motor Co., Ltd. (Japan)                                 4,097,454
 ....................................................................................................
                 109,806   Volvo AB (Sweden)                                             2,515,261
----------------------------------------------------------------------------------------------------
                                                                                         6,612,715
----------------------------------------------------------------------------------------------------
Banks (12.1%)
 ....................................................................................................
                 278,631   Bank of Nova Scotia (Canada)                                  6,144,264
 ....................................................................................................
                 602,685   Den Norske Bank A.S.A. (Norway)                               2,077,407
 ....................................................................................................
                  39,087   Deutsche Bank AG (Germany)                                    2,301,375
 ....................................................................................................
                 463,600   Development Bank of Singapore Ltd.
                           (Singapore)                                                   4,187,718
 ....................................................................................................
                  73,917   ForeningsSparbanken AB (Sweden)                               1,911,647
 ....................................................................................................
                 213,287   HSBC Holdings PLC (United Kingdom)                            5,313,866
 ....................................................................................................
                   1,281   Julius Baer Holdings AG (Switzerland)                         4,257,565
 ....................................................................................................
                 222,006   National Bank (Canada)                                        3,597,353
 ....................................................................................................
                 201,179   National Westminster Bancorp Inc.
                           (United Kingdom) (NON)                                        3,864,967
 ....................................................................................................
                  20,517   Societe Generale (France)                                     3,322,398
----------------------------------------------------------------------------------------------------
                                                                                        36,978,560
----------------------------------------------------------------------------------------------------
Brewing (4.2%)
 ....................................................................................................
                 398,971   Bass PLC (United Kingdom) (NON)                               5,786,675
 ....................................................................................................
                 354,000   Kirin Brewery Co. Ltd.                                        4,503,974
 ....................................................................................................
                 234,047   Scottish & Newcastle PLC
                           (United Kingdom) (NON)                                        2,707,935
----------------------------------------------------------------------------------------------------
                                                                                        12,998,584
----------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ....................................................................................................
                   4,453   Societe Television Francaise 1 (France)                         792,802
----------------------------------------------------------------------------------------------------
Building Products (4.0%)
 ....................................................................................................
                 732,538   Cemex, S.A. de C.V. (Mexico)                                  1,579,766
 ....................................................................................................
                 371,809   CRH PLC (Ireland)                                             6,413,408
 ....................................................................................................
               1,534,300   Pioneer International Ltd. (Australia)                        3,236,874
 ....................................................................................................
                  51,936   Pohang Iron & Steel Company, Ltd. ADR
                           (South Korea) (NON)                                             876,420
----------------------------------------------------------------------------------------------------
                                                                                        12,106,468
----------------------------------------------------------------------------------------------------
Business Equipment (1.0%)
 ....................................................................................................
                 332,000   Ricoh Co., Ltd. (Japan)                                       3,056,581
----------------------------------------------------------------------------------------------------
Business Services (1.5%)
 ....................................................................................................
               1,685,761   Fomento Economico Mexicano, S.A.
                           de C.V. (Mexico)                                              4,597,530
----------------------------------------------------------------------------------------------------
Chemicals (5.4%)
 ....................................................................................................
                 162,177   Akzo-Nobel N.V. (Netherlands)                                 7,377,565
 ....................................................................................................
                  55,291   Bayer AG ADR (Germany)                                        2,309,187
 ....................................................................................................
                 166,903   Hoechst AG (Germany)                                          6,925,477
----------------------------------------------------------------------------------------------------
                                                                                        16,612,229
----------------------------------------------------------------------------------------------------
Conglomerates (3.2%)
 ....................................................................................................
               2,220,398   BTR PLC (United Kingdom) (NON)                                4,563,859
 ....................................................................................................
               1,094,515   Tomkins PLC (United Kingdom) (NON)                            5,143,450
----------------------------------------------------------------------------------------------------
                                                                                         9,707,309
----------------------------------------------------------------------------------------------------
Consumer Non Durables (--%)
 ....................................................................................................
                   1,240   Christian Dior (France)                                         137,120
----------------------------------------------------------------------------------------------------
Consumer Products (0.6%)
 ....................................................................................................
                 160,739   Unilever Group (United Kingdom) (NON)                         1,795,812
----------------------------------------------------------------------------------------------------
Electric Utilities (2.8%)
 ....................................................................................................
                 271,982   Scottish Power PLC (United Kingdom) (NON)                     2,783,921
 ....................................................................................................
                  98,833   Veba (Vereinigte Elektrizitaets Bergwerks)
                           AG (Germany)                                                  5,917,042
----------------------------------------------------------------------------------------------------
                                                                                         8,700,963
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (7.2%)
 ....................................................................................................
               1,487,527   Cookson Group PLC (United Kingdom) (NON)                      3,230,099
 ....................................................................................................
                 123,541   Philips Electronics N.V. (Netherlands)                        8,281,995
 ....................................................................................................
               1,314,744   Siebe PLC (United Kingdom) (NON)                              5,164,988
 ....................................................................................................
                  73,300   Sony Corp. (Japan)                                            5,330,083
----------------------------------------------------------------------------------------------------
                                                                                        22,007,165
----------------------------------------------------------------------------------------------------
Energy-Related (1.8%)
 ....................................................................................................
                 184,515   Iberdrola S.A. (Spain)                                        3,452,099
 ....................................................................................................
                 101,900   Iberdrola II (Spain) (NON)                                    1,906,451
----------------------------------------------------------------------------------------------------
                                                                                         5,358,550
----------------------------------------------------------------------------------------------------
Environmental Control (1.9%)
 ....................................................................................................
                  22,373   Vivendi (France)                                              5,804,722
----------------------------------------------------------------------------------------------------
Financial Services (6.6%)
 ....................................................................................................
                  59,888   ABN AMRO Holding N.V. (Netherlands)                           1,258,620
 ....................................................................................................
               2,298,000   Nikko Securities Co. Ltd. (Japan)                             6,395,739
 ....................................................................................................
                 114,600   Promise Co., Ltd. (Japan)                                     5,953,771
 ....................................................................................................
                   8,165   Suez Lyonnaise Eaux Finance (France)                          1,677,209
 ....................................................................................................
                  16,258   UBS AG (Switzerland)                                          4,995,177
----------------------------------------------------------------------------------------------------
                                                                                        20,280,516
----------------------------------------------------------------------------------------------------
Food and Beverages (1.9%)
 ....................................................................................................
                   8,417   Danone (France)                                               2,409,720
 ....................................................................................................
                  78,500   Diageo PLC (United Kingdom) (NON)                               890,032
 ....................................................................................................
                   1,156   Nestle S.A. (Switzerland)                                     2,516,520
----------------------------------------------------------------------------------------------------
                                                                                         5,816,272
----------------------------------------------------------------------------------------------------
Insurance (5.7%)
 ....................................................................................................
                  29,834   AGF (Assurances Generales de France)
                           (France)                                                      1,781,915
 ....................................................................................................
                 323,319   Allied Zurich AG (United Kingdom) (NON)                       4,804,637
 ....................................................................................................
                  98,147   Internationale Nederlanden Groep
                           (Netherlands) (NON)                                           5,979,160
 ....................................................................................................
               1,260,938   Istituto Nazionale delle
                           Assicurazioni (Italy)                                         3,332,944
 ....................................................................................................
                  23,065   Scor (France)                                                 1,524,955
----------------------------------------------------------------------------------------------------
                                                                                        17,423,611
----------------------------------------------------------------------------------------------------
Machinery (0.7%)
 ....................................................................................................
                 174,753   SKF AB Class B, (Sweden)                                      2,033,763
----------------------------------------------------------------------------------------------------
Oil and Gas (6.8%)
 ....................................................................................................
                 239,887   British Petroleum Co. PLC
                           (United Kingdom) (NON)                                        3,568,791
 ....................................................................................................
                  59,497   Elf Aquitaine S.A. (France)                                   6,877,281
 ....................................................................................................
               1,019,852   Ente Nazionale Idrocarburi (ENI)
                           SPA (Italy)                                                   6,669,771
 ....................................................................................................
                 135,257   YPF S.A. ADR (Argentina) (NON)                                3,778,742
----------------------------------------------------------------------------------------------------
                                                                                        20,894,585
----------------------------------------------------------------------------------------------------
Paper and Forest Products (2.1%)
 ....................................................................................................
                 361,962   Abitibi-Consolidated Inc. (Canada) (NON)                      3,358,288
 ....................................................................................................
                 139,387   Svenska Cellulosa AB Class B, (Sweden)                        3,038,362
----------------------------------------------------------------------------------------------------
                                                                                         6,396,650
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (4.6%)
 ....................................................................................................
                     948   Novartis AG ADR (Switzerland)                                 1,863,560
 ....................................................................................................
                 126,435   Pharmacia & Upjohn, Inc. (Sweden)                             7,069,149
 ....................................................................................................
                 135,000   Sankyo Co., Ltd. (Japan)                                      2,946,191
 ....................................................................................................
                  64,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                       2,058,313
----------------------------------------------------------------------------------------------------
                                                                                        13,937,213
----------------------------------------------------------------------------------------------------
Photography (1.8%)
 ....................................................................................................
                  99,000   Canon, Inc. (Japan)                                           2,112,431
 ....................................................................................................
                  96,000   Fuji Photo Film Co. (Japan)                                   3,562,466
----------------------------------------------------------------------------------------------------
                                                                                         5,674,897
----------------------------------------------------------------------------------------------------
Satellite Services (1.2%)
 ....................................................................................................
                 134,764   Hellenic Telecommunication
                           Organization S.A. (Greece)                                    3,583,769
----------------------------------------------------------------------------------------------------
Semiconductors (2.1%)
 ....................................................................................................
                  81,261   STMicroelectronics (France)                                   6,397,703
----------------------------------------------------------------------------------------------------
Telecommunications (4.6%)
 ....................................................................................................
                 190,100   Cable & Wireless Optus Ltd. 144A
                           (Australia) (NON)                                               398,724
 ....................................................................................................
                 888,685   Telecom Italia SPA (Italy)                                    7,587,819
 ....................................................................................................
                 352,100   Telecom Corp. of New Zealand Ltd.
                           (New Zealand) D                                               1,527,067
 ....................................................................................................
                 777,174   Telecom New Zealand Ltd.
                           (New Zealand) I/R                                             1,695,526
 ....................................................................................................
                  67,231   Telfonica de Espana (Spain) (NON)                             2,989,413
 ....................................................................................................
                  67,231   Telfonica S.A. (France)                                          59,694
----------------------------------------------------------------------------------------------------
                                                                                        14,258,243
----------------------------------------------------------------------------------------------------
Telephone Utilities (6.9%)
 ....................................................................................................
                 148,339   Deutsche Telekom AG (Germany)                                 4,881,389
 ....................................................................................................
                 318,200   Mahanager Telephone GDR 144A (NON)                            3,939,316
 ....................................................................................................
                     558   Nippon Telegraph and Telephone Corp.
                           (Japan)                                                       4,299,133
 ....................................................................................................
                  70,776   Portugal Telecom S.A. (Portugal)                              3,240,160
 ....................................................................................................
                  11,317   Swisscom AG                                                   4,737,732
----------------------------------------------------------------------------------------------------
                                                                                        21,097,730
----------------------------------------------------------------------------------------------------
Tire and Rubber (0.9%)
 ....................................................................................................
                  72,248   Michelin Corp. Class B, (France)                              2,889,299
----------------------------------------------------------------------------------------------------
Tobacco (0.5%)
 ....................................................................................................
                 164,216   BAT Industries PLC (United Kingdom) (NON)                     1,438,596
----------------------------------------------------------------------------------------------------
Transportation (0.5%)
 ....................................................................................................
                 129,851   Peninsular and Oriental Steam
                           Navigation Co. (United Kingdom) (NON)                         1,529,288
----------------------------------------------------------------------------------------------------
Utilities (1.1%)
 ....................................................................................................
                   8,004   Electrabel S.A. (Belgium)                                     3,512,873
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $275,397,490)                                        $296,222,113
----------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS (0.5%) (a) (cost $1,715,000)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
                  34,700   St George Bank Ltd. 144A $4.50 cv.
                           pfd. (Australia)                                             $1,661,263
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%) (a) (cost $13,500,800)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
             $13,499,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner, & Smith, Inc.
                           due January 4, 1999 with respect to
                           various U.S. Treasury obligations --
                           maturity value of $13,506,200 for an
                           effective yield of 4.80%                                    $13,500,800
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $290,613,340) (b)                                    $311,384,176
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Argentina                                                                                     1.2%
 ....................................................................................................
Australia                                                                                     1.7
 ....................................................................................................
Belgium                                                                                       1.1
 ....................................................................................................
Canada                                                                                        4.2
 ....................................................................................................
France                                                                                       10.8
 ....................................................................................................
Germany                                                                                       7.2
 ....................................................................................................
Greece                                                                                        1.1
 ....................................................................................................
India                                                                                         1.3
 ....................................................................................................
Ireland                                                                                       2.1
 ....................................................................................................
Italy                                                                                         5.7
 ....................................................................................................
Japan                                                                                        14.2
 ....................................................................................................
Mexico                                                                                        2.0
 ....................................................................................................
Netherlands                                                                                   7.5
 ....................................................................................................
New Zealand                                                                                   1.0
 ....................................................................................................
Portugal                                                                                      1.0
 ....................................................................................................
Singapore                                                                                     1.3
 ....................................................................................................
Spain                                                                                         2.7
 ....................................................................................................
Sweden                                                                                        5.3
 ....................................................................................................
Switzerland                                                                                   5.9
 ....................................................................................................
United Kingdom                                                                               17.4
 ....................................................................................................
United States                                                                                 4.3
 ....................................................................................................
Other                                                                                         1.0
----------------------------------------------------------------------------------------------------
Total                                                                                       100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (97.7%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Advertising (0.3%)
 ....................................................................................................
                   2,058   Publicis S.A. (France)                                         $368,243
----------------------------------------------------------------------------------------------------
Airlines (0.3%)
 ....................................................................................................
                   9,500   Ryanair Holdings, PLC ADR (Ireland) (NON)                       358,625
----------------------------------------------------------------------------------------------------
Apparel (1.3%)
 ....................................................................................................
                  21,700   Hennes & Mauritz AB Class B, (Sweden)                         1,769,138
----------------------------------------------------------------------------------------------------
Banks (5.0%)
 ....................................................................................................
                 304,100   Banca di Roma (Italy) (NON)                                     515,614
 ....................................................................................................
                 100,000   Banca San Paolo di Brescia SPA (Italy)                          520,167
 ....................................................................................................
                  54,000   Banco Bradesco S.A. BRC (Brazil)                                299,503
 ....................................................................................................
                   2,238   Banco Bradesco S.A. BRC Rights (Brazil)                              --
 ....................................................................................................
                  40,800   Banco de Bilbao Vizcaya (BBV) (Spain)                           639,701
 ....................................................................................................
                  16,100   Banco Frances del Rio de la Plata ADR
                           (Argentina)                                                     334,075
 ....................................................................................................
                   2,700   Bank of Greece S.A. (Greece)                                    607,175
 ....................................................................................................
                 149,700   Credito Italiano SPA (Italy)                                    887,925
 ....................................................................................................
                  58,900   HSBC Holdings PLC (United Kingdom)                            1,591,425
 ....................................................................................................
                 230,000   Thai Farmers Bank Public Co. Ltd.
                           (Thailand)                                                      406,630
 ....................................................................................................
                  28,700   Turkey Is Bankasi GDR (Turkey) (NON)                             73,185
 ....................................................................................................
                     211   Verwaltungs-und Privat-Bank AG
                           (Switzerland)                                                   779,632
 ....................................................................................................
                  12,636   Yapi ve Kredi Bankasi A.S. GDR (Turkey) (NON)                   140,576
----------------------------------------------------------------------------------------------------
                                                                                         6,795,608
----------------------------------------------------------------------------------------------------
Brewing (0.6%)
 ....................................................................................................
                  48,800   Cia Cervejaria Brahma ADR (Brazil)                              460,550
 ....................................................................................................
                  18,900   South African Breweries, Ltd.
                           (South Africa)                                                  318,238
----------------------------------------------------------------------------------------------------
                                                                                           778,788
----------------------------------------------------------------------------------------------------
Broadcasting (3.6%)
 ....................................................................................................
                 257,000   Aegis Group 144A (United Kingdom)                               370,623
 ....................................................................................................
                   5,177   EM TV & Merchandising AG (Germany)                            2,971,964
 ....................................................................................................
                  15,200   Grupo Televisa S.A.GDR (Mexico) (NON)                           375,250
 ....................................................................................................
                   6,838   Societe Television Francaise (France)                         1,217,423
----------------------------------------------------------------------------------------------------
                                                                                         4,935,260
----------------------------------------------------------------------------------------------------
Building Products (0.6%)
 ....................................................................................................
                  44,900   CRH PLC (Ireland)                                               774,489
----------------------------------------------------------------------------------------------------
Business Equipment (0.2%)
 ....................................................................................................
                   2,600   Prolion Holding N.V. (Netherlands) (NON)                        242,777
----------------------------------------------------------------------------------------------------
Business Services (3.9%)
 ....................................................................................................
                 116,800   CGI Group, Inc. (Canada) (NON)                                2,308,527
 ....................................................................................................
                 102,600   Fomento Economico Mexicano, S.A. de
                           C.V. (Mexico)                                                   279,818
 ....................................................................................................
                 100,860   Securitas AB Class B, (Sweden)                                1,565,069
 ....................................................................................................
                  62,400   Serco Group PLC (United Kingdom) (NON)                        1,192,080
----------------------------------------------------------------------------------------------------
                                                                                         5,345,494
----------------------------------------------------------------------------------------------------
Cellular Communications (3.7%)
 ....................................................................................................
                  10,487   Mobistar S.A. (Belgium) (NON)                                   528,846
 ....................................................................................................
                  13,300   Mobistar S.A. 144A (Belgium) (NON)                              670,702
 ....................................................................................................
                  11,318   Telecel-Comunicacaoes Pessoais, S.A.
                           (Portugal)                                                    2,310,066
 ....................................................................................................
                 172,800   Telecom Italia Mobile SPA (Italy)                             1,276,596
 ....................................................................................................
                  35,000   Telesp Celular Participacoes S.A. (Brazil) (NON)                257,864
----------------------------------------------------------------------------------------------------
                                                                                         5,044,074
----------------------------------------------------------------------------------------------------
Chemicals (0.7%)
 ....................................................................................................
                  16,000   Shin-Etsu Chemical Co. (Japan)                                  384,520
 ....................................................................................................
                  16,000   Takeda Chemical Industries (Japan)                              614,949
----------------------------------------------------------------------------------------------------
                                                                                           999,469
----------------------------------------------------------------------------------------------------
Computer Equipment (0.3%)
 ....................................................................................................
                   3,500   Nidec Corp. (Japan)                                             427,681
----------------------------------------------------------------------------------------------------
Computer Services (4.6%)
 ....................................................................................................
                 111,400   Capita Group PLC (United Kingdom)                             1,022,998
 ....................................................................................................
                  41,600   CMG PLC (United Kingdom)                                      1,095,611
 ....................................................................................................
                  44,997   Equant N.V. (Netherlands) (NON)                               3,131,199
 ....................................................................................................
                  45,900   Logica PLC (United Kingdom)                                     397,918
 ....................................................................................................
                  84,700   Misys PLC (United Kingdom) (NON)                                614,595
----------------------------------------------------------------------------------------------------
                                                                                         6,262,321
----------------------------------------------------------------------------------------------------
Computer Software (4.5%)
 ....................................................................................................
                   7,201   Brokat Infosystems AG (Germany) (NON)                         1,081,036
 ....................................................................................................
                   3,950   Formula Systems Ltd. (Israel) (NON)                              97,965
 ....................................................................................................
                  52,500   Fuji Soft AB, Inc. (Japan)                                    2,667,211
 ....................................................................................................
                   2,331   IXOS Software AG ADR (Germany) (NON)                            516,507
 ....................................................................................................
                  30,500   Meitec (Japan)                                                  759,940
 ....................................................................................................
                  10,200   NIIT Ltd. (India)                                               390,435
 ....................................................................................................
                   1,324   SAP AG (Germany)                                                572,437
----------------------------------------------------------------------------------------------------
                                                                                         6,085,531
----------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
 ....................................................................................................
                  56,400   Power Corporation of Canada (Canada) (NON)                    1,223,443
 ....................................................................................................
                     779   Preussag AG (Germany)                                           352,241
----------------------------------------------------------------------------------------------------
                                                                                         1,575,684
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.5%)
 ....................................................................................................
                  16,300   Hindustan Lever Ltd. (India)                                    639,204
----------------------------------------------------------------------------------------------------
Consumer Non Durables (3.2%)
 ....................................................................................................
                  72,360   Centros Comerciales Continente, S.A.
                           (Spain)                                                       2,452,622
 ....................................................................................................
                  69,100   Gruppo Editoriale L'Espresso (Italy)                            606,731
 ....................................................................................................
                  41,000   KAO Corp. (Japan)                                               923,749
 ....................................................................................................
                 129,700   Kimberly-Clark de Mexico, S.A. de C.V.
                           Class A, (Mexico)                                               413,992
----------------------------------------------------------------------------------------------------
                                                                                         4,397,094
----------------------------------------------------------------------------------------------------
Consumer Services (3.6%)
 ....................................................................................................
                  11,100   Bellsystem 24, Inc. (Japan)                                   2,471,460
 ....................................................................................................
                 208,400   Compass Group PLC (United Kingdom)                            2,378,381
----------------------------------------------------------------------------------------------------
                                                                                         4,849,841
----------------------------------------------------------------------------------------------------
Cosmetics (0.9%)
 ....................................................................................................
                   6,000   Fancl Corp. (Japan)                                             513,695
 ....................................................................................................
                   1,058   L'OREAL (France)                                                764,815
----------------------------------------------------------------------------------------------------
                                                                                         1,278,510
----------------------------------------------------------------------------------------------------
Electric Utilities (0.3%)
 ....................................................................................................
                  20,948   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                    403,249
----------------------------------------------------------------------------------------------------
Electronic Components (1.4%)
 ....................................................................................................
                  13,600   ARM Holdings PLC (United Kingdom) (NON)                         293,064
 ....................................................................................................
                  39,600   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           1,209,385
 ....................................................................................................
                  82,600   Hon Hai Precision Industry (Taiwan)                             457,034
----------------------------------------------------------------------------------------------------
                                                                                         1,959,483
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.4%)
 ....................................................................................................
                  16,600   Assa Abloy AB Class B, (Sweden)                                 633,744
 ....................................................................................................
                  18,592   Samsung Electronics Co. (South Korea)                         1,250,307
 ....................................................................................................
                 698,000   Singapore Tech Engineering                                      651,664
 ....................................................................................................
                   8,000   TDK Corp. (Japan)                                               730,164
----------------------------------------------------------------------------------------------------
                                                                                         3,265,879
----------------------------------------------------------------------------------------------------
Financial Services (2.7%)
 ....................................................................................................
                   6,700   Housing Development Finance
                           Corporation Ltd. (India)                                        344,082
 ....................................................................................................
                  47,800   Lend Lease Corp. Ltd. (Australia)                               643,053
 ....................................................................................................
                   1,067   Marschollek, Lautenschlaeger und
                           Partner AG (Germany)                                            612,533
 ....................................................................................................
                   8,400   Promise Co., Ltd. (Japan)                                       436,402
 ....................................................................................................
                 217,600   Sanlam Ltd. (South Africa) (NON)                                216,287
 ....................................................................................................
                   4,300   Shohkoh Fund & Co., Ltd. (Japan)                              1,382,929
----------------------------------------------------------------------------------------------------
                                                                                         3,635,286
----------------------------------------------------------------------------------------------------
Food and Beverages (6.8%)
 ....................................................................................................
                  21,700   Coca-Cola Femsa S.A. ADR (Mexico)                               287,525
 ....................................................................................................
                   8,346   Danone (France)                                               2,389,393
 ....................................................................................................
                  26,300   Itoen, Ltd. (Japan)                                           1,354,735
 ....................................................................................................
                   1,194   Nestle S.A. (Switzerland)                                     2,599,243
 ....................................................................................................
                  91,296   Superdiplo S.A. (Spain) (NON)                                 2,570,133
----------------------------------------------------------------------------------------------------
                                                                                         9,201,029
----------------------------------------------------------------------------------------------------
Gaming (0.1%)
 ....................................................................................................
                 111,000   Berjaya Sports Toto Berhad (Malaysia)                           123,798
----------------------------------------------------------------------------------------------------
Insurance (5.2%)
 ....................................................................................................
                  11,022   Aegon N.V. (Netherlands)                                      1,352,313
 ....................................................................................................
                  92,900   Alleanza Assicurazioni SPA (Italy)                            1,313,568
 ....................................................................................................
                   4,572   Axa S.A. (France) (NON)                                         662,644
 ....................................................................................................
                  15,800   Liberty Life Association of Africa
                           Ltd. (South Africa)                                             217,450
 ....................................................................................................
                   3,367   Mapfre Vida Seguros (Spain)                                     126,698
 ....................................................................................................
                 109,600   Skandia Forsakrings AB (Sweden)                               1,673,695
 ....................................................................................................
                   2,232   Zurich Allied AG (Switzerland) (NON)                          1,652,671
----------------------------------------------------------------------------------------------------
                                                                                         6,999,039
----------------------------------------------------------------------------------------------------
Machinery (2.6%)
 ....................................................................................................
                  22,378   Mannesmann AG (Germany)                                       2,566,623
 ....................................................................................................
                  15,400   Shinko Electric Co., Ltd. (Japan)                               612,299
 ....................................................................................................
                   4,090   Sidel S.A. (France)                                             346,889
----------------------------------------------------------------------------------------------------
                                                                                         3,525,811
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.9%)
 ....................................................................................................
                  51,000   Terumo Corp. (Japan)                                          1,198,621
----------------------------------------------------------------------------------------------------
Metals and Mining (0.2%)
 ....................................................................................................
                  66,860   Sasol Ltd. (South Africa)                                       252,763
----------------------------------------------------------------------------------------------------
Oil and Gas (0.9%)
 ....................................................................................................
                  15,700   MOL Magyar Olaj-es Gazipari GDR
                           (Hungary)                                                       431,750
 ....................................................................................................
                  13,300   MOL Magyar Olaj-es Gazipari 144A
                           GDR (Hungary)                                                   365,750
 ....................................................................................................
                  14,600   YPF S.A. ADR (Argentina)                                        407,888
----------------------------------------------------------------------------------------------------
                                                                                         1,205,388
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (6.8%)
 ....................................................................................................
                  67,000   Banyu Pharmaceutical Co., Ltd. (Japan)                        1,243,152
 ....................................................................................................
                  22,900   Gehe AG (Germany)                                             1,581,397
 ....................................................................................................
                  53,900   Glaxo Wellcome PLC (United Kingdom)                           1,847,647
 ....................................................................................................
                   4,076   Sanofi S.A. (France)                                            670,983
 ....................................................................................................
                  93,782   Smithkline Beecham PLC ADR
                           (United Kingdom)                                              1,305,806
 ....................................................................................................
                  40,000   Yamanouchi Pharmaceutical Co., Ltd.
                           (Japan)                                                       1,286,446
 ....................................................................................................
                 118,000   Yoshitomi Pharmaceutical Industries, Ltd.
                           (Japan)                                                       1,240,678
----------------------------------------------------------------------------------------------------
                                                                                         9,176,109
----------------------------------------------------------------------------------------------------
Publishing (3.7%)
 ....................................................................................................
               1,028,900   Seat Pagine Gialle SPA (Italy) (NON)                            971,959
 ....................................................................................................
                  37,128   VNU N.V. (Netherlands)                                        1,398,597
 ....................................................................................................
                  12,649   Wolters Kluwer N.V. (Netherlands)                             2,704,107
----------------------------------------------------------------------------------------------------
                                                                                         5,074,663
----------------------------------------------------------------------------------------------------
Recreation (0.2%)
 ....................................................................................................
                   2,860   DEAG Deutsche Entertainment AG
                           (Germany) (NON)                                                 257,611
----------------------------------------------------------------------------------------------------
Restaurants (1.1%)
 ....................................................................................................
                 187,900   Autogrill SPA (Italy)                                         1,511,036
----------------------------------------------------------------------------------------------------
Retail (2.8%)
 ....................................................................................................
                  31,916   Koninklijke Ahold N.V. (Netherlands)                          1,178,489
 ....................................................................................................
                  69,300   La Rinascente SPA (Italy)                                       713,189
 ....................................................................................................
                 392,800   Migros Turk T.A.S. (Turkey)                                     392,230
 ....................................................................................................
                  77,500   Next PLC (United Kingdom)                                       634,612
 ....................................................................................................
                 193,000   President Chain Store Corp. (Taiwan)                            608,937
 ....................................................................................................
                  77,500   Woolworth Ltd. (Australia)                                      263,306
----------------------------------------------------------------------------------------------------
                                                                                         3,790,763
----------------------------------------------------------------------------------------------------
Satellite Services (0.4%)
 ....................................................................................................
                  50,000   Asia Satellite Telecommunications
                           Holdings Ltd. (Hong Kong)                                        89,071
 ....................................................................................................
                   8,600   Hellenic Telecommunication
                           Organization S.A. (Greece)                                      228,699
 ....................................................................................................
                  14,500   Hellenic Telecommunication
                           Organization SA ADR (Greece) (NON)                              192,125
----------------------------------------------------------------------------------------------------
                                                                                           509,895
----------------------------------------------------------------------------------------------------
Semiconductors (2.4%)
 ....................................................................................................
                  20,800   Advantest Corp. (Japan)                                       1,315,850
 ....................................................................................................
                   6,900   Ase Test Limited (Taiwan) (NON)                                 223,388
 ....................................................................................................
                   7,900   Rohm Co. Ltd. (Japan)                                           718,245
 ....................................................................................................
                   6,400   STMicroelectronics N.V. ADR (France) (NON)                      499,600
 ....................................................................................................
                 254,000   Taiwan Semiconductor Manufacturing Co.
                           (Taiwan) (NON)                                                  560,584
----------------------------------------------------------------------------------------------------
                                                                                         3,317,667
----------------------------------------------------------------------------------------------------
Steel (0.2%)
 ....................................................................................................
                  27,700   Gerdau S.A. (Brazil)                                            206,374
----------------------------------------------------------------------------------------------------
Supermarkets (0.8%)
 ....................................................................................................
                   1,587   Promodes (France)                                             1,154,037
----------------------------------------------------------------------------------------------------
Telecommunications (9.4%)
 ....................................................................................................
                  18,900   BCE, Inc. (Canada) (NON)                                        714,384
 ....................................................................................................
                 111,400   Cable & Wireless Communications
                           (United Kingdom) (NON)                                        1,013,765
 ....................................................................................................
                 172,300   Cable & Wireless Optus Ltd. (Australia) (NON)                   361,390
 ....................................................................................................
                  59,100   Colt Telecom Group PLC
                           (United Kingdom) (NON)                                          878,249
 ....................................................................................................
                  20,700   Energis PLC (United Kingdom) (NON)                              459,785
 ....................................................................................................
                  57,600   Global TeleSystems Group, Inc. (NON)                          3,211,200
 ....................................................................................................
                  17,780   Helsingin Puhelin Oyj (Helsinki
                           Telephone Corp.) Class E, (Finland)                           1,057,067
 ....................................................................................................
                     200   Mahanagar Telephone Nigam Ltd. (India)                              864
 ....................................................................................................
                  23,000   Matsushita Communication Industrial
                           Co., Ltd. (Japan)                                             1,083,141
 ....................................................................................................
                 129,200   Orange PLC ADR (United Kingdom) (NON)                         1,495,921
 ....................................................................................................
                  26,400   Portugal Telecom S.A. (Portugal)                              1,208,605
 ....................................................................................................
                  37,900   Sonera Group OYJ (Finland) (NON)                                669,283
 ....................................................................................................
                   9,000   STET Hellas Telecommunications S.A.
                           ADR (Greece) (NON)                                              291,375
 ....................................................................................................
                   1,975   Teles AG (Germany) (NON)                                        330,293
----------------------------------------------------------------------------------------------------
                                                                                        12,775,322
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (3.1%)
 ....................................................................................................
                  12,601   Northern Telecom Ltd. (Canada) (NON)                            630,667
 ....................................................................................................
                  29,100   Oy Nokia AB Class A, (Finland)                                3,540,077
----------------------------------------------------------------------------------------------------
                                                                                         4,170,744
----------------------------------------------------------------------------------------------------
Telephone Services (3.8%)
 ....................................................................................................
                  16,500   Cia de Telecomunicationes de Chile S.A.
                           ADR (Chile)                                                     341,344
 ....................................................................................................
                   3,033   MobileCom AG (Germany)                                          966,196
 ....................................................................................................
                   6,400   Panafon Hellenic Telecom SA (Greece) (NON)                      171,337
 ....................................................................................................
                  24,700   Tele Centro Oeste Celular Participacoes
                           S.A. (Brazil) (NON)                                             214,489
 ....................................................................................................
                   9,000   Telefonos de Mexico S.A. ADR Class L,
                           (Mexico)                                                        438,188
 ....................................................................................................
                  11,200   Telesp Participacoes S.A. (Brazil) (NON)                        254,967
 ....................................................................................................
                 171,300   Vodafone Group PLC (United Kingdom)                           2,771,328
----------------------------------------------------------------------------------------------------
                                                                                         5,157,849
----------------------------------------------------------------------------------------------------
Transportation (0.5%)
 ....................................................................................................
                  43,900   Bombardier, Inc. (Canada) (NON)                                 631,036
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $106,432,683)                                        $132,431,283
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.1%) (a) (cost $2,779,371)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                              Value
 ....................................................................................................
              $2,779,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner & Smith, Inc.
                           due January 4, 1999 with respect to
                           various U.S. Treasury obligations --
                           maturity value of $2,780,482 for an
                           effective yield of 4.80%                                     $2,779,371
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $109,212,054) (b)                                    $135,210,654
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at December 31, 1998:
(as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      0.9%
 ....................................................................................................
Belgium                                                                                        0.9
 ....................................................................................................
Brazil                                                                                         1.6
 ....................................................................................................
Canada                                                                                         4.1
 ....................................................................................................
Finland                                                                                        3.9
 ....................................................................................................
France                                                                                         6.0
 ....................................................................................................
Germany                                                                                        8.7
 ....................................................................................................
Greece                                                                                         1.1
 ....................................................................................................
India                                                                                          1.0
 ....................................................................................................
Ireland                                                                                        0.8
 ....................................................................................................
Italy                                                                                          6.2
 ....................................................................................................
Japan                                                                                         16.3
 ....................................................................................................
Mexico                                                                                         1.3
 ....................................................................................................
Netherlands                                                                                    8.3
 ....................................................................................................
Portugal                                                                                       2.6
 ....................................................................................................
South Korea                                                                                    0.9
 ....................................................................................................
Spain                                                                                          4.3
 ....................................................................................................
Sweden                                                                                         4.2
 ....................................................................................................
Switzerland                                                                                    3.7
 ....................................................................................................
Taiwan                                                                                         1.4
 ....................................................................................................
United Kingdom                                                                                14.3
 ....................................................................................................
United States                                                                                  4.4
 ....................................................................................................
Other                                                                                          3.1
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Investors Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (95.8%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Banks (3.7%)
 ....................................................................................................
                  26,300   Fifth Third Bancorp                                          $1,875,519
 ....................................................................................................
                  33,596   Firstar Corp.                                                 3,132,827
 ....................................................................................................
                 105,000   Wells Fargo Co.                                               4,193,438
----------------------------------------------------------------------------------------------------
                                                                                         9,201,784
----------------------------------------------------------------------------------------------------
Biotechnology (0.4%)
 ....................................................................................................
                  21,800   Centocor, Inc. (NON)                                            983,725
----------------------------------------------------------------------------------------------------
Building and Construction (0.5%)
 ....................................................................................................
                  42,100   Masco Corp.                                                   1,210,375
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.8%)
 ....................................................................................................
                  31,400   Pitney Bowes, Inc.                                            2,074,363
----------------------------------------------------------------------------------------------------
Computer Equipment (5.6%)
 ....................................................................................................
                  29,100   Dell Computer Corp. (NON)                                     2,129,756
 ....................................................................................................
                  46,400   EMC Corp. (NON)                                               3,944,000
 ....................................................................................................
                  33,900   IBM Corp.                                                     6,263,025
 ....................................................................................................
                  18,100   Sun Microsystems, Inc. (NON)                                  1,549,813
----------------------------------------------------------------------------------------------------
                                                                                        13,886,594
----------------------------------------------------------------------------------------------------
Computer Services and Software (8.6%)
 ....................................................................................................
                   9,000   America Online, Inc.                                          1,440,000
 ....................................................................................................
                  46,600   BMC Software, Inc. (NON)                                      2,076,613
 ....................................................................................................
                  32,900   Computer Sciences Corp. (NON)                                 2,119,994
 ....................................................................................................
                  25,100   Compuware Corp. (NON)                                         1,960,938
 ....................................................................................................
                 105,700   HBO & Co.                                                     3,032,269
 ....................................................................................................
                  26,300   IMS Health Inc.                                               1,984,006
 ....................................................................................................
                  61,200   Microsoft Corp. (NON)                                         8,487,675
----------------------------------------------------------------------------------------------------
                                                                                        21,101,495
----------------------------------------------------------------------------------------------------
Conglomerates (4.2%)
 ....................................................................................................
                 105,400   Tyco International Ltd.                                       7,951,113
 ....................................................................................................
                  21,400   United Technologies Corp.                                     2,327,250
----------------------------------------------------------------------------------------------------
                                                                                        10,278,363
----------------------------------------------------------------------------------------------------
Consumer Non Durables (3.3%)
 ....................................................................................................
                  12,800   Clorox Co.                                                    1,495,200
 ....................................................................................................
                  26,200   Colgate-Palmolive Co.                                         2,433,325
 ....................................................................................................
                  26,000   Estee Lauder Cos. Class A                                     2,223,000
 ....................................................................................................
                  37,300   Philip Morris Cos., Inc.                                      1,995,550
----------------------------------------------------------------------------------------------------
                                                                                         8,147,075
----------------------------------------------------------------------------------------------------
Consumer Services (1.4%)
 ....................................................................................................
                  43,100   Interpublic Group Cos. Inc.                                   3,437,225
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.5%)
 ....................................................................................................
                  60,300   General Electric Co.                                          6,154,369
----------------------------------------------------------------------------------------------------
Entertainment (6.3%)
 ....................................................................................................
                  65,200   Carnival Corp. Class A                                        3,129,600
 ....................................................................................................
                 104,100   Time Warner, Inc.                                             6,460,706
 ....................................................................................................
                 100,600   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           2,370,388
 ....................................................................................................
                  48,000   Viacom, Inc. Class B (NON)                                    3,552,000
----------------------------------------------------------------------------------------------------
                                                                                        15,512,694
----------------------------------------------------------------------------------------------------
Environmental Control (1.1%)
 ....................................................................................................
                  55,400   Waste Management, Inc. (NON)                                  2,583,025
----------------------------------------------------------------------------------------------------
Food and Beverages (1.2%)
 ....................................................................................................
                  56,700   Sara Lee Corp.                                                1,598,231
 ....................................................................................................
                  23,200   The Quaker Oats Co.                                           1,380,400
----------------------------------------------------------------------------------------------------
                                                                                         2,978,631
----------------------------------------------------------------------------------------------------
Health Care Services (1.7%)
 ....................................................................................................
                  27,900   Cardinal Health, Inc.                                         2,116,913
 ....................................................................................................
                  12,600   McKesson Corp.                                                  996,188
 ....................................................................................................
                  21,400   Quintiles Transnational Corp. (NON)                           1,142,225
----------------------------------------------------------------------------------------------------
                                                                                         4,255,326
----------------------------------------------------------------------------------------------------
Insurance and Finance (9.5%)
 ....................................................................................................
                  12,000   American Express Co.                                          1,227,000
 ....................................................................................................
                  20,100   American General Corp.                                        1,567,800
 ....................................................................................................
                  37,100   American International Group, Inc.                            3,584,788
 ....................................................................................................
                  28,300   Associates First Capital Corp.                                1,199,213
 ....................................................................................................
                  11,800   Charter One Financial, Inc.                                     327,450
 ....................................................................................................
                  33,700   Comerica, Inc.                                                2,297,919
 ....................................................................................................
                  85,600   Federal Home Loan Mortgage Corp.                              5,515,850
 ....................................................................................................
                  96,100   MBNA Corp.                                                    2,396,494
 ....................................................................................................
                  16,700   Merrill Lynch & Co., Inc.                                     1,114,725
 ....................................................................................................
                  23,195   Providian Financial Corp.                                     1,739,625
 ....................................................................................................
                  28,500   SunAmerica, Inc.                                              2,312,063
----------------------------------------------------------------------------------------------------
                                                                                        23,282,927
----------------------------------------------------------------------------------------------------
Networking (2.4%)
 ....................................................................................................
                  21,100   3Com Corp. (NON)                                                945,544
 ....................................................................................................
                  34,200   Ascend Communications, Inc. (NON)                             2,248,650
 ....................................................................................................
                  28,150   Cisco Systems, Inc. (NON)                                     2,612,672
----------------------------------------------------------------------------------------------------
                                                                                         5,806,866
----------------------------------------------------------------------------------------------------
Oil and Gas (1.8%)
 ....................................................................................................
                  58,800   Exxon Corp.                                                   4,299,750
----------------------------------------------------------------------------------------------------
Pharmaceuticals (10.6%)
 ....................................................................................................
                  39,300   Bristol-Myers Squibb Co.                                      5,258,831
 ....................................................................................................
                  46,000   Lilly (Eli) & Co.                                             4,088,250
 ....................................................................................................
                  39,600   Pfizer, Inc.                                                  4,967,325
 ....................................................................................................
                 108,500   Schering-Plough Corp.                                         5,994,625
 ....................................................................................................
                  76,600   Warner-Lambert Co.                                            5,759,363
----------------------------------------------------------------------------------------------------
                                                                                        26,068,394
----------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ....................................................................................................
                   29200   Tricon Global Restaurants, Inc. (NON)                         1,463,650
----------------------------------------------------------------------------------------------------
Retail (14.8%)
 ....................................................................................................
                  61,000   Costco Companies, Inc. (NON)                                  4,403,438
 ....................................................................................................
                 105,700   CVS Corp.                                                     5,813,500
 ....................................................................................................
                  23,450   Gap, Inc. (The)                                               1,319,063
 ....................................................................................................
                  73,700   Home Depot, Inc. (The)                                        4,509,519
 ....................................................................................................
                  18,800   Kroger Co. (NON)                                              1,137,400
 ....................................................................................................
                  71,400   Safeway, Inc. (NON)                                           4,350,938
 ....................................................................................................
                 111,000   TJX Cos., Inc. (The)                                          3,219,000
 ....................................................................................................
                  95,000   Wal-Mart Stores, Inc.                                         7,736,563
 ....................................................................................................
                  68,400   Walgreen Co.                                                  4,005,675
----------------------------------------------------------------------------------------------------
                                                                                        36,495,096
----------------------------------------------------------------------------------------------------
Semiconductors (2.7%)
 ....................................................................................................
                  45,300   Intel Corp.                                                   5,370,881
 ....................................................................................................
                  23,600   Micron Technology, Inc. (NON)                                 1,193,275
----------------------------------------------------------------------------------------------------
                                                                                         6,564,156
----------------------------------------------------------------------------------------------------
Telecommunications (4.5%)
 ....................................................................................................
                  23,700   Airtouch Communications, Inc. (NON)                           1,709,363
 ....................................................................................................
                  85,300   MCI WorldCom, Inc. (NON)                                      6,120,275
 ....................................................................................................
                  60,500   Tele-Communications, Inc. Class A (NON)                       3,346,406
----------------------------------------------------------------------------------------------------
                                                                                        11,176,044
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (3.4%)
 ....................................................................................................
                  28,900   General Instrument Corp. (NON)                                  980,794
 ....................................................................................................
                  67,200   Lucent Technologies, Inc.                                     7,392,000
----------------------------------------------------------------------------------------------------
                                                                                         8,372,794
----------------------------------------------------------------------------------------------------
Utilities (4.2%)
 ....................................................................................................
                  51,300   Peco Energy Co.                                               2,135,363
 ....................................................................................................
                  74,600   SBC Communications, Inc.                                      4,000,414
 ....................................................................................................
                  48,700   Sprint Corp.                                                  4,096,888
----------------------------------------------------------------------------------------------------
                                                                                        10,232,665
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $196,474,321)                                        $235,567,386
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (6.2%) (a) (cost $15,207,027)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                              Value
 ....................................................................................................
             $15,205,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner and Smith, Inc.
                           due January 4, 1999 with respect to various
                           U.S. Treasury obligations -- maturity value
                           of $15,213,109 for an effective yield
                           of 4.80%                                                    $15,207,027
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $211,681,348) (b)                                    $250,774,413
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Money Market Fund

Portfolio of investments owned
December 31, 1998
COMMERCIAL PAPER (86.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                       Maturity Date          Value
 ....................................................................................................
Domestic (62.3%)
 ....................................................................................................
              $4,000,000   Asset Securitization
                           Cooperative Corp. 5.22s                         3/12/99      $3,958,820
 ....................................................................................................
               4,000,000   Asset Securitization
                           Cooperative Corp. 5.11s                         3/19/99       3,955,713
 ....................................................................................................
               5,000,000   Asset Securitization
                           Cooperative Corp. 5.1s                          3/10/99       4,950,358
 ....................................................................................................
               2,000,000   Asset Securitization
                           Cooperative Corp. 5.1s                          2/12/99       1,987,100
 ....................................................................................................
               8,000,000   Asset Securitization
                           Cooperative Corp. 5.04s                         4/16/99       7,881,516
 ....................................................................................................
              24,100,000   Associates First
                           Capital Corp. 5.1s                               1/4/99      24,086,343
 ....................................................................................................
               8,000,000   Chase Manhattan Corp. 5.09s                     2/25/99       7,936,658
 ....................................................................................................
               4,000,000   Chevron Transport Corp. 5.1s                    2/18/99       3,972,233
 ....................................................................................................
               4,000,000   Ciesco L.P. 5.45s                                2/3/99       3,979,411
 ....................................................................................................
              16,274,000   Ciesco L.P. 5.1s                                 1/4/99      16,264,778
 ....................................................................................................
               5,000,000   Commerzbank U.S.
                           Finance Inc. 5 1/2s                             1/22/99       4,983,194
 ....................................................................................................
               7,000,000   Corporate Asset
                           Funding Corp. 5.1s                               2/5/99       6,964,300
 ....................................................................................................
               5,000,000   Corporate Asset
                           Funding Corp. 5.07s                              2/4/99       4,975,354
 ....................................................................................................
               7,000,000   Corporate Receivables
                           Corp. 5.4s                                      1/28/99       6,970,600
 ....................................................................................................
               3,400,000   Corporate Receivables
                           Corp. 5.35s                                      2/3/99       3,382,821
 ....................................................................................................
               4,000,000   Corporate Receivables
                           Corp. 5.32s                                     2/11/99       3,975,173
 ....................................................................................................
              10,000,000   Corporate Receivables
                           Corp. 5.3s                                      1/12/99       9,981,833
 ....................................................................................................
               5,222,000   CXC Inc. 5.63s                                   1/7/99       5,216,283
 ....................................................................................................
               3,033,000   Delaware Funding Corp. 5.7s                     1/28/99       3,019,554
 ....................................................................................................
               2,633,000   Delaware Funding Corp. 5 1/2s                    1/5/99       2,630,989
 ....................................................................................................
               5,000,000   Delaware Funding Corp. 5.22s                    2/16/99       4,965,925
 ....................................................................................................
               5,000,000   Eureka Securitization Inc. 5.45s                1/21/99       4,984,250
 ....................................................................................................
               5,000,000   Falcon Asset
                           Securitization Corp. 5.6s                        1/4/99       4,996,889
 ....................................................................................................
               6,000,000   Falcon Asset
                           Securitization Corp. 5.2s                       2/18/99       5,957,533
 ....................................................................................................
               6,235,000   Falcon Asset
                           Securitization Corp. 5.17s                      1/11/99       6,224,617
 ....................................................................................................
               5,000,000   Ford Motor Credit Co. 5.11s                      3/5/99       4,954,578
 ....................................................................................................
               3,000,000   Formosa Plastics Corp
                           (Bank of America NT & SA
                           (LOC)) 4.95s                                    6/29/99       2,925,750
 ....................................................................................................
              11,000,000   General Electric
                           Capital Corp.5.36s                              1/26/99      10,957,418
 ....................................................................................................
               7,000,000   General Electric
                           Capital Corp. 5.08s                              3/8/99       6,933,819
 ....................................................................................................
               7,000,000   Goldman Sachs Group 5.24s                       2/25/99       6,942,942
 ....................................................................................................
              10,000,000   Goldman Sachs Group 5.24s                       2/24/99       9,919,944
 ....................................................................................................
              20,000,000   Household Finance Corp. 5 1/8s                   1/4/99      19,988,611
 ....................................................................................................
               5,000,000   International Business
                           Machines Corp. 5.24s                             2/8/99       4,971,617
 ....................................................................................................
              10,000,000   International Business
                           Machines Corp. 5.05s                             3/9/99       9,904,611
 ....................................................................................................
               5,000,000   J. P. Morgan & Co., Inc. 5.546s                   7/799       4,998,461
 ....................................................................................................
               6,000,000   Metlife Funding 5.35s                           1/29/99       5,974,142
 ....................................................................................................
               6,000,000   Morgan Stanley Dean Witter
                           & Co. 5.3s                                      2/26/99       5,949,650
 ....................................................................................................
               7,000,000   Morgan Stanley Dean Witter
                           & Co. 5 1/4s                                    3/10/99       6,929,563
 ....................................................................................................
               6,000,000   National Rural Utilities
                           Cooperative Finance Corp. 5.14s                 1/25/99       5,978,583
 ....................................................................................................
               5,000,000   National Rural Utilities
                           Cooperative Finance Corp. 5.03s                 3/19/99       4,945,508
 ....................................................................................................
              14,000,000   National Rural Utilities
                           Cooperative Finance Corp. 5.02s                 3/25/99      13,836,013
 ....................................................................................................
               4,000,000   Orix America (Bank of
                           America (LOC)) 5 1/2s                            1/6/99       3,996,333
 ....................................................................................................
               7,000,000   PNC Funding Corp. 5.67s                         1/22/99       6,975,745
 ....................................................................................................
               7,000,000   Preferred Receivables
                           Funding Corp. 5.2s                              2/23/99       6,945,400
 ....................................................................................................
               5,000,000   Preferred Receivables
                           Funding Corp. 5.15s                              3/5/99       4,954,222
 ....................................................................................................
               4,000,000   Preferred Receivables
                           Funding Corp. 5s                                4/29/99       3,933,889
 ....................................................................................................
               5,000,000   Sheffield Receivables Corp. 5.26s               1/13/99       4,990,503
 ....................................................................................................
               4,000,000   Sheffield Receivables Corp. 5.11s               2/16/99       3,973,314
 ....................................................................................................
              17,000,000   Sheffield Receivables Corp. 5.11s               2/12/99      16,895,164
 ....................................................................................................
               6,749,000   USAA Capital Corp. 5s                           3/31/99       6,664,638
 ....................................................................................................
              10,000,000   Walt Disney Co. 5s                              2/25/99       9,922,222
 ....................................................................................................
               2,000,000   Windmill Funding Corp. 5.6s                      1/8/99       1,997,511
 ....................................................................................................
              11,000,000   Windmill Funding Corp. 5.575s                   1/14/99      10,976,151
 ....................................................................................................
               2,243,000   Windmill Funding Corp. 5.55s                    1/20/99       2,236,084
 ....................................................................................................
               3,009,000   Windmill Funding Corp. 5.45s                     2/1/99       2,994,423
 ....................................................................................................
               4,290,000   Windmill Funding Corp. 5.4s                     2/19/99       4,257,829
 ....................................................................................................
               1,700,000   Windmill Funding Corp. 5.3s                      2/9/99       1,689,989
 ....................................................................................................
               1,234,000   Windmill Funding Corp. 5.2s                     1/15/99       1,231,121
----------------------------------------------------------------------------------------------------
                                                                                       378,947,993
----------------------------------------------------------------------------------------------------
Foreign (24.3%)
 ....................................................................................................
               8,000,000   Abbey National North
                           America Corp. 4.735s
                           (United Kingdom)                                4/21/99       7,883,203
 ....................................................................................................
               4,500,000   Banco de Credito Nacional S.A.
                           (Barlcays Bank (LOC)) 4.96s
                           (United Kingdom)                                 5/7/99       4,421,260
 ....................................................................................................
               8,000,000   Banco Nacional De Commercio
                           (Barclays Bank (LOC)) 4 7/8s
                           (United Kingdom)                                4/12/99       7,889,500
 ....................................................................................................
               6,000,000   Bancomer, S.A.(Bank Of Montreal
                           (LOC)) 5.05s (Canada)                            4/7/99       5,918,358
 ....................................................................................................
               8,000,000   Bancomer, S.A.(Bank Of Montreal
                           (LOC)) 4.95s (Canada)                           6/16/99       7,816,300
 ....................................................................................................
               4,000,000   Commonwealth Bank Of
                           Australia 5.7s (Australia)                      1/11/99       3,993,033
 ....................................................................................................
               3,000,000   Commonwealth Bank Of
                           Australia 5.09s (Australia)                     4/12/99       2,956,735
 ....................................................................................................
               8,000,000   ContiFinancial Corp. (Dresdner
                           Bank AG (LOC)) 5.2s (Germany)                   1/29/99       7,966,489
 ....................................................................................................
               8,000,000   ContiFinancial Corp. (Dresdner
                           Bank AG (LOC)) 5.15s
                           (Germany)                                       4/29/99       7,863,811
 ....................................................................................................
               7,000,000   Corporacion Andina de
                           Fomento (Barclays Bank (LOC))
                           5.7s (United Kingdom)                            1/8/99       6,991,133
 ....................................................................................................
               3,584,000   Corporacion Andina de
                           Fomento (Barclays Bank (LOC))
                           5.55s (United Kingdom)                          1/19/99       3,573,502
 ....................................................................................................
              10,000,000   Credit Suisse First Boston 5.2s
                           (Switzerland)                                   2/22/99       9,923,444
 ....................................................................................................
               6,000,000   Den Danske Corp. Inc. 4.845s
                           (Denmark)                                       6/17/99       5,864,340
 ....................................................................................................
               4,000,000   Diageo Capital PLC 5.07s
                           (United Kingdom)                                3/11/99       3,960,567
 ....................................................................................................
              10,300,000   Formosa Plastics Corp,
                           (ABN AMRO Bank N. V. (LOC))
                           5.05s (Netherlands)                             3/26/99      10,177,187
 ....................................................................................................
               4,000,000   Galicia Buenos Aires
                           Funding Corp. (Dresdner Bank
                           AG (LOC)) 5.14s (Germany)                        3/9/99       3,961,164
 ....................................................................................................
               8,000,000   Girsa Funding Corp. (Societe
                           General (LOC)) 5 1/2s (France)                  1/27/99       7,967,000
 ....................................................................................................
               5,000,000   Girsa Funding Corp. (Societe
                           General (LOC)) 5.48s (France)                   1/27/99       4,979,450
 ....................................................................................................
               4,000,000   Glencore Finance Ltd.
                           (Union Bank (LOC)) 5.45s
                           (Switzerland)                                   2/12/99       3,973,961
 ....................................................................................................
              10,000,000   Glencore Finance Ltd.
                           (Union Bank (LOC)) 5.4s
                           (Switzerland)                                   2/10/99       9,938,500
 ....................................................................................................
               4,000,000   Pemex Capital, Inc.(Societe
                           Generale (LOC)) 5.27s (France)                  2/17/99       3,971,893
 ....................................................................................................
               2,000,000   Scotiabanc Inc. 5.15s (Canada)                   3/1/99       1,982,833
 ....................................................................................................
               4,000,000   Transportation de Gas del
                           Sur S. A. (Dresdner Bank (LOC))
                           5.2s (Germany)                                  3/22/99       3,953,200
 ....................................................................................................
              10,000,000   UBS Finance 4.86s (Switzerland)                 6/11/99       9,781,300
----------------------------------------------------------------------------------------------------
                                                                                       147,708,163
----------------------------------------------------------------------------------------------------
                           Total Commercial Paper
                           (cost $526,656,156)                                        $526,656,156
----------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (9.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                       Maturity Date          Value
 ....................................................................................................
Domestic (4.9%)
 ....................................................................................................
              $5,000,000   Bank Of New York Co. 5 1/2s                     2/17/99      $4,997,963
 ....................................................................................................
               9,000,000   Fleet National Bank 4.87s                       4/20/99       9,000,000
 ....................................................................................................
               6,000,000   Fleet National Bank 5.22s                        2/3/99       6,000,000
 ....................................................................................................
              10,000,000   NationsBank 4.96s                                6/9/99      10,000,000
----------------------------------------------------------------------------------------------------
                                                                                        29,997,963
----------------------------------------------------------------------------------------------------
Foreign (4.8%)
 ....................................................................................................
               6,000,000   Barclays Bank 5.37s
                           (United Kingdom)                                2/24/99       6,001,964
 ....................................................................................................
               5,000,000   Canadian Imperial Bank Of
                           Commerce 5.66s (Canada)                         2/26/99       4,999,624
 ....................................................................................................
               6,000,000   Commerzbank AG 5.68s
                           (Germany)                                        3/4/99       5,999,031
 ....................................................................................................
               4,000,000   Societe Generale 5.785s
                           (France)                                        5/12/99       3,999,494
 ....................................................................................................
               3,000,000   Societe Generale 5.7s (France)                   3/3/99       2,998,563
 ....................................................................................................
               5,000,000   Toronto Dominion Bank 5.71s
                           (Canada)                                        5/24/99       4,998,253
----------------------------------------------------------------------------------------------------
                                                                                        28,996,929
----------------------------------------------------------------------------------------------------
                           Total Certificates of Deposit
                           (cost $58,994,892)                                          $58,994,892
----------------------------------------------------------------------------------------------------
U. S. GOVERNMENT & AGENCY OBLIGATIONS (4.3%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                       Maturity Date          Value
 ....................................................................................................
              $6,064,000   Federal Home Loan
                           Mortgage Corp. 5.09s                            2/11/99      $6,027,990
 ....................................................................................................
              20,000,000   Federal National Mortgage
                           Association 5.12s                                3/4/99      19,820,800
----------------------------------------------------------------------------------------------------
                           Total U.S. Government &
                           Agency Obligations
                           (cost $25,848,790)                                          $25,848,790
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $611,499,838) (b)                                    $611,499,838
----------------------------------------------------------------------------------------------------
Diversification by Country
----------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
December 31, 1998: (as percentage of Market Value)
----------------------------------------------------------------------------------------------------
Australia                                                                                      5.4%
 ....................................................................................................
Canada                                                                                         4.2
 ....................................................................................................
Denmark                                                                                        1.0
 ....................................................................................................
France                                                                                         3.9
 ....................................................................................................
Germany                                                                                        4.8
 ....................................................................................................
Netherlands                                                                                    1.7
 ....................................................................................................
Switzerland                                                                                    5.5
 ....................................................................................................
United Kingdom                                                                                 6.6
 ....................................................................................................
United States                                                                                 66.9
----------------------------------------------------------------------------------------------------
Total                                                                                        100.0%
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Opportunities Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (96.8%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Advertising (1.7%)
 ....................................................................................................
                 427,650   Lamar Advertising Co. (NON)                                 $15,929,963
 ....................................................................................................
               1,453,700   Outdoor Systems, Inc. (NON)                                  43,611,000
----------------------------------------------------------------------------------------------------
                                                                                        59,540,963
----------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ....................................................................................................
                 157,600   Ryanair Holdings, PLC ADR (Ireland) (NON)                     5,949,400
----------------------------------------------------------------------------------------------------
Apparel (0.3%)
 ....................................................................................................
                 207,900   Gap, Inc. (The)                                              11,694,375
----------------------------------------------------------------------------------------------------
Banks (0.7%)
 ....................................................................................................
                  87,800   Firstar Corp.                                                 8,187,350
 ....................................................................................................
                 398,100   TCF Financial Corp.                                           9,629,044
 ....................................................................................................
                 127,300   Zions Bancorp                                                 7,940,338
----------------------------------------------------------------------------------------------------
                                                                                        25,756,732
----------------------------------------------------------------------------------------------------
Broadcasting (7.1%)
 ....................................................................................................
               1,831,100   CBS Corp.                                                    59,968,525
 ....................................................................................................
                 918,300   Chancellor Media Corp. (NON)                                 43,963,613
 ....................................................................................................
               1,587,800   Clear Channel Communications, Inc. (NON)                     86,535,100
 ....................................................................................................
                 160,600   Heftel Broadcasting Corp. Class A (NON)                       7,909,550
 ....................................................................................................
                 615,100   Infinity Broadcasting Corp. Class A (NON)                    16,838,363
 ....................................................................................................
                 855,300   Sinclair Broadcast Group, Inc. Class A (NON)                 16,731,806
 ....................................................................................................
                 448,600   Univision Communications Inc. Class A (NON)                  16,233,713
 ....................................................................................................
                 253,000   WestWood One, Inc. (NON)                                      7,716,500
----------------------------------------------------------------------------------------------------
                                                                                       255,897,170
----------------------------------------------------------------------------------------------------
Business Services (6.4%)
 ....................................................................................................
                 333,200   Affiliated Computer Services, Inc.
                           Class A (NON)                                                14,994,000
 ....................................................................................................
                 171,600   Applied Graphics Technologies, Inc. (NON)                     2,831,400
 ....................................................................................................
               1,190,200   Cendant Corp. (NON)                                          22,688,188
 ....................................................................................................
                 289,000   Interim Services Inc. (NON)                                   6,755,375
 ....................................................................................................
                 129,600   Lason Holdings, Inc. (NON)                                    7,541,100
 ....................................................................................................
                 296,100   Metamor Worldwide, Inc. (NON)                                 7,402,500
 ....................................................................................................
                 371,200   Modis Professional Services, Inc. (NON)                       5,382,400
 ....................................................................................................
                 623,100   NOVA Corp./Georgia (NON)                                     21,613,781
 ....................................................................................................
                 554,725   Paychex, Inc.                                                28,533,667
 ....................................................................................................
                 268,500   Pitney Bowes, Inc.                                           17,737,781
 ....................................................................................................
               2,555,400   Rentokil Group PLC (United Kingdom)                          19,188,315
 ....................................................................................................
                 591,500   Robert Half International, Inc. (NON)                        26,432,656
 ....................................................................................................
                 274,800   Sanmina Corp.                                                17,175,000
 ....................................................................................................
                 216,900   Select Appointments Holdings PLC ADR
                           (United Kingdom)                                              4,663,350
 ....................................................................................................
                 793,500   Snyder Communications, Inc. (NON)                            26,780,625
----------------------------------------------------------------------------------------------------
                                                                                       229,720,138
----------------------------------------------------------------------------------------------------
Cable Television (2.6%)
 ....................................................................................................
                 608,700   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                28,038,244
 ....................................................................................................
                 890,700   Tele-Communications TCI Ventures
                           Group Class A (NON)                                          20,987,119
 ....................................................................................................
                 782,800   Tele-Communications, Inc. Class A (NON)                      43,298,625
----------------------------------------------------------------------------------------------------
                                                                                        92,323,988
----------------------------------------------------------------------------------------------------
Computer Equipment (4.6%)
 ....................................................................................................
                 556,800   Compaq Computer Corp.                                        23,350,800
 ....................................................................................................
               1,071,000   EMC Corp. (NON)                                              91,035,000
 ....................................................................................................
                 118,300   IBM Corp.                                                    21,855,925
 ....................................................................................................
                 323,600   Sun Microsystems, Inc. (NON)                                 27,708,250
----------------------------------------------------------------------------------------------------
                                                                                       163,949,975
----------------------------------------------------------------------------------------------------
Computer Services (6.7%)
 ....................................................................................................
                 948,200   America Online, Inc. (NON)                                  151,712,000
 ....................................................................................................
                 566,500   Ciber, Inc. (NON)                                            15,826,594
 ....................................................................................................
                  92,300   Complete Business Solutions, Inc. (NON)                       3,126,663
 ....................................................................................................
                 126,500   Computer Horizons Corp. (NON)                                 3,368,063
 ....................................................................................................
                 162,400   Computer Sciences Corp. (NON)                                10,464,650
 ....................................................................................................
                 144,100   Keane, Inc. (NON)                                             5,754,994
 ....................................................................................................
                 222,200   Mastech Corp. (NON)                                           6,360,475
 ....................................................................................................
                 137,400   Policy Management Systems Corp. (NON)                         6,938,700
 ....................................................................................................
                 437,200   Sterling Commerce, Inc. (NON)                                19,674,000
 ....................................................................................................
                  79,900   VeriSign, Inc.                                                4,724,088
 ....................................................................................................
                 391,700   Whittman-Hart, Inc. (NON)                                    10,820,713
----------------------------------------------------------------------------------------------------
                                                                                       238,770,940
----------------------------------------------------------------------------------------------------
Computer Software (9.0%)
 ....................................................................................................
                 151,600   Aspect Development, Inc. (NON)                                6,717,775
 ....................................................................................................
                 409,870   BMC Software, Inc. (NON)                                     18,264,832
 ....................................................................................................
               1,108,940   Cadence Design Systems, Inc. (NON)                           32,990,965
 ....................................................................................................
                 755,700   Computer Associates International, Inc.                      32,211,713
 ....................................................................................................
                 552,500   Compuware Corp. (NON)                                        43,164,063
 ....................................................................................................
                 392,200   Electronic Arts, Inc. (NON)                                  22,012,225
 ....................................................................................................
                 123,600   Entrust Technologies Inc. (NON)                               2,950,950
 ....................................................................................................
                 230,200   Intuit, Inc. (NON)                                           16,689,500
 ....................................................................................................
                  97,800   Legato Systems, Inc. (NON)                                    6,448,688
 ....................................................................................................
                  86,800   Lernout & Hauspie Speech Products N.V.
                           (Belgium) (NON)                                               2,831,850
 ....................................................................................................
                 461,800   Microsoft Corp. (NON)                                        64,045,888
 ....................................................................................................
               1,426,600   Parametric Technology Corp. (NON)                            23,182,250
 ....................................................................................................
                  23,170   Peregrine Systems, Inc. (NON)                                 1,074,509
 ....................................................................................................
                 406,300   PLATINUM Technology, Inc. (NON)                               7,770,488
 ....................................................................................................
                 208,000   Software AG Systems, Inc. (NON)                               3,770,000
 ....................................................................................................
                 496,900   Synopsys, Inc. (NON)                                         26,956,825
 ....................................................................................................
                 391,200   The Learning Company, Inc. (NON)                             10,146,750
----------------------------------------------------------------------------------------------------
                                                                                       321,229,271
----------------------------------------------------------------------------------------------------
Conglomerates (1.3%)
 ....................................................................................................
                 623,900   Tyco International Ltd. (NON)                                47,065,456
----------------------------------------------------------------------------------------------------
Consumer Products (0.7%)
 ....................................................................................................
                 278,400   Colgate-Palmolive Co.                                        25,856,400
----------------------------------------------------------------------------------------------------
Cosmetics (0.7%)
 ....................................................................................................
                 273,400   Estee Lauder Cos. Class A                                    23,375,700
----------------------------------------------------------------------------------------------------
Education (0.3%)
 ....................................................................................................
                 343,400   Apollo Group, Inc. Class A (NON)                             11,632,675
----------------------------------------------------------------------------------------------------
Electric Utilities (0.2%)
 ....................................................................................................
                 177,200   CalEnergy, Inc. (NON)                                         6,146,625
----------------------------------------------------------------------------------------------------
Electronic Components (0.3%)
 ....................................................................................................
                 249,000   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           7,594,500
 ....................................................................................................
                 134,700   Celestica Inc. (Canada) (NON)                                 3,325,406
----------------------------------------------------------------------------------------------------
                                                                                        10,919,906
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.5%)
 ....................................................................................................
                 179,600   American Power Conversion Corp. (NON)                         8,699,375
 ....................................................................................................
                 396,900   Applied Materials, Inc. (NON)                                16,942,669
 ....................................................................................................
                 439,300   General Electric Co.                                         44,836,056
 ....................................................................................................
                 207,960   KLA Tencor Corp. (NON)                                        9,020,265
 ....................................................................................................
                  68,750   Novellus Systems, Inc. (NON)                                  3,403,125
 ....................................................................................................
                  54,660   Teradyne, Inc. (NON)                                          2,316,218
 ....................................................................................................
                  81,900   Uniphase Corp. (NON)                                          5,681,813
----------------------------------------------------------------------------------------------------
                                                                                        90,899,521
----------------------------------------------------------------------------------------------------
Energy-related (0.1%)
 ....................................................................................................
                 296,000   Thermo Electron Corp. (NON)                                   5,013,500
----------------------------------------------------------------------------------------------------
Entertainment (2.1%)
 ....................................................................................................
                 117,300   SFX Entertainment, Inc. Class A (NON)                         6,436,838
 ....................................................................................................
                 681,400   Time Warner, Inc.                                            42,289,388
 ....................................................................................................
                 367,900   Viacom, Inc. Class B (NON)                                   27,224,600
----------------------------------------------------------------------------------------------------
                                                                                        75,950,826
----------------------------------------------------------------------------------------------------
Environmental Control (2.3%)
 ....................................................................................................
                 692,800   Allied Waste Industries, Inc. (NON)                          16,367,400
 ....................................................................................................
                 174,000   Eastern Environmental Services, Inc. (NON)                    5,154,750
 ....................................................................................................
                 387,600   Republic Services, Inc. (NON)                                 7,146,375
 ....................................................................................................
               1,168,300   Waste Management, Inc. (NON)                                 54,471,988
----------------------------------------------------------------------------------------------------
                                                                                        83,140,513
----------------------------------------------------------------------------------------------------
Financial Services (1.7%)
 ....................................................................................................
                 337,200   Associates First Capital Corp.                               14,288,850
 ....................................................................................................
                 219,770   Concord EFS, Inc. (NON)                                       9,312,754
 ....................................................................................................
                 196,200   Finova Group, Inc.                                           10,582,538
 ....................................................................................................
                 224,000   Merrill Lynch & Co., Inc.                                    14,952,000
 ....................................................................................................
                 145,400   Morgan Stanley, Dean Witter, Discover
                           and Co.                                                      10,323,400
----------------------------------------------------------------------------------------------------
                                                                                        59,459,542
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (1.4%)
 ....................................................................................................
                 564,000   Service Corp. International                                  21,467,250
 ....................................................................................................
               1,363,500   Stewart Enterprises, Inc. Class A                            30,337,875
----------------------------------------------------------------------------------------------------
                                                                                        51,805,125
----------------------------------------------------------------------------------------------------
Health Care Information Services (1.6%)
 ....................................................................................................
                  18,300   Eclipsys Corp. (NON)                                            530,700
 ....................................................................................................
               1,513,600   HBO & Co.                                                    43,421,400
 ....................................................................................................
                 193,700   IMS Health Inc.                                              14,612,244
----------------------------------------------------------------------------------------------------
                                                                                        58,564,344
----------------------------------------------------------------------------------------------------
Health Care Services (3.0%)
 ....................................................................................................
                 430,525   Cardinal Health, Inc.                                        32,666,084
 ....................................................................................................
                 193,600   Carematrix Corp. (NON)                                        5,929,000
 ....................................................................................................
                 564,600   Lincare Holdings, Inc. (NON)                                 22,901,588
 ....................................................................................................
                 552,100   Omnicare, Inc.                                               19,185,475
 ....................................................................................................
                 103,000   Sunrise Assisted Living, Inc. (NON)                           5,343,125
 ....................................................................................................
                 780,500   Total Renal Care Holdings, Inc. (NON)                        23,073,531
----------------------------------------------------------------------------------------------------
                                                                                       109,098,803
----------------------------------------------------------------------------------------------------
Hospital Management (1.4%)
 ....................................................................................................
               2,248,300   Health Management Assoc., Inc. (NON)                         48,619,488
----------------------------------------------------------------------------------------------------
Insurance (0.7%)
 ....................................................................................................
                 258,250   American International Group, Inc.                           24,953,406
----------------------------------------------------------------------------------------------------
Lodging (0.8%)
 ....................................................................................................
                 848,800   Extended Stay America, Inc. (NON)                             8,912,400
 ....................................................................................................
                  16,400   Four Seasons Hotels, Inc. (Canada)                              479,700
 ....................................................................................................
                 388,600   Prime Hospitality Corp. (NON)                                 4,104,588
 ....................................................................................................
                 504,400   Promus Hotel Corp. (NON)                                     16,329,950
----------------------------------------------------------------------------------------------------
                                                                                        29,826,638
----------------------------------------------------------------------------------------------------
Medical Management Services (0.3%)
 ....................................................................................................
                  69,700   American Oncology Resources, Inc. (NON)                       1,015,006
 ....................................................................................................
                 169,800   Pediatrix Medical Group, Inc. (NON)                          10,177,388
 ....................................................................................................
                  54,200   Physician Reliance Network, Inc. (NON)                          711,375
----------------------------------------------------------------------------------------------------
                                                                                        11,903,769
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.5%)
 ....................................................................................................
                  54,300   IDEXX Laboratories, Inc. (NON)                                1,461,009
 ....................................................................................................
                 258,300   Henry Schein, Inc. (NON)                                     11,558,925
 ....................................................................................................
                 924,900   Sybron International Corp. (NON)                             25,145,719
 ....................................................................................................
                 185,500   Waters Corp. (NON)                                           16,184,875
----------------------------------------------------------------------------------------------------
                                                                                        54,350,528
----------------------------------------------------------------------------------------------------
Networking and Communication Equipment (2.8%)
 ....................................................................................................
                 234,900   3Com Corp. (NON)                                             10,526,456
 ....................................................................................................
                 673,400   Ascend Communications, Inc. (NON)                            44,276,050
 ....................................................................................................
                 340,350   Cisco Systems, Inc. (NON)                                    31,588,734
 ....................................................................................................
                 153,600   Comverse Technology, Inc. (NON)                              10,905,600
 ....................................................................................................
                  21,000   Network Appliance, Inc. (NON)                                   945,000
 ....................................................................................................
                 179,300   Tekelec (NON)                                                 2,969,656
----------------------------------------------------------------------------------------------------
                                                                                       101,211,496
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (9.1%)
 ....................................................................................................
                 320,500   Bristol-Myers Squibb Co.                                     42,886,906
 ....................................................................................................
                 353,400   Centocor, Inc. (NON)                                         15,947,175
 ....................................................................................................
                 699,900   Elan Corp. PLC ADR (Ireland) (NON)                           48,686,794
 ....................................................................................................
                 188,300   Jones Medical Industries, Inc.                                6,872,950
 ....................................................................................................
                 297,200   Lilly (Eli) & Co.                                            26,413,650
 ....................................................................................................
                 197,700   Medicis Pharmaceutical Corp. Class A (NON)                   11,787,863
 ....................................................................................................
                 375,300   Pfizer, Inc.                                                 47,076,694
 ....................................................................................................
               1,018,400   Schering-Plough Corp.                                        56,266,600
 ....................................................................................................
                 185,900   Sepracor, Inc. (NON)                                         16,382,438
 ....................................................................................................
                 181,000   Transkaryotic Therapies, Inc.
                           (Malaysia) (NON)                                              4,592,875
 ....................................................................................................
                 651,200   Warner-Lambert Co.                                           48,962,100
----------------------------------------------------------------------------------------------------
                                                                                       325,876,045
----------------------------------------------------------------------------------------------------
Recreation (0.2%)
 ....................................................................................................
                 169,900   International Speedway Corp. Class A (NON)                    6,880,950
----------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ....................................................................................................
               1,878,400   J.D. Wetherspoon PLC (United Kingdom) (NON)                   5,573,408
 ....................................................................................................
                 121,900   McDonald's Corp.                                              9,340,588
 ....................................................................................................
                 129,100   Papa Johns International, Inc. (NON)                          5,696,538
----------------------------------------------------------------------------------------------------
                                                                                        20,610,534
----------------------------------------------------------------------------------------------------
Retail (11.1%)
 ....................................................................................................
               1,269,800   Bed Bath & Beyond, Inc. (NON)                                43,331,925
 ....................................................................................................
                 352,500   Borders Group, Inc. (NON)                                     8,790,469
 ....................................................................................................
                 846,400   Costco Companies, Inc. (NON)                                 61,099,500
 ....................................................................................................
                 696,400   CVS Corp.                                                    38,302,000
 ....................................................................................................
                 363,300   Dollar Tree Stores, Inc. (NON)                               15,871,669
 ....................................................................................................
                 751,700   Home Depot, Inc. (The)                                       45,994,644
 ....................................................................................................
                 121,600   Kohls Corp. (NON)                                             7,470,800
 ....................................................................................................
                 256,500   Kroger Co. (NON)                                             15,518,250
 ....................................................................................................
               1,029,200   Office Depot, Inc. (NON)                                     38,016,075
 ....................................................................................................
                 332,300   Rite Aid Corp.                                               16,469,619
 ....................................................................................................
                 494,600   Safeway, Inc. (NON)                                          30,139,688
 ....................................................................................................
               1,046,700   TJX Cos., Inc. (The)                                         30,354,300
 ....................................................................................................
                 563,000   Wal-Mart Stores, Inc.                                        45,849,313
 ....................................................................................................
                  20,100   Williams-Sonoma, Inc. (NON)                                     810,281
----------------------------------------------------------------------------------------------------
                                                                                       398,018,533
----------------------------------------------------------------------------------------------------
Semiconductors (2.8%)
 ....................................................................................................
                 251,560   Analog Devices, Inc. (NON)                                    7,892,695
 ....................................................................................................
                  53,400   Applied Micro Circuits Corp. (NON)                            1,813,931
 ....................................................................................................
                 213,500   Intel Corp.                                                  25,313,094
 ....................................................................................................
                 328,700   Linear Technology Corp.                                      29,439,194
 ....................................................................................................
                 554,200   Maxim Integrated Products Inc. (NON)                         24,211,613
 ....................................................................................................
                 170,000   PMC Sierra, Inc. (NON)                                       10,731,250
----------------------------------------------------------------------------------------------------
                                                                                        99,401,777
----------------------------------------------------------------------------------------------------
Telecommunications (6.6%)
 ....................................................................................................
                 246,400   E. Spire Communications, Inc. (NON)                           1,570,800
 ....................................................................................................
                 187,100   Global Crossing Ltd. (NON)                                    8,442,888
 ....................................................................................................
                 215,800   Global TeleSystems Group, Inc. (NON)                         12,030,850
 ....................................................................................................
                 629,600   MCI WorldCom, Inc. (NON)                                     45,173,800
 ....................................................................................................
                 718,200   Metromedia Fiber Network, Inc. Class A (NON)                 24,059,700
 ....................................................................................................
                 127,100   NTL Inc. (NON)                                                7,173,206
 ....................................................................................................
                 236,450   PanAmSat Corp. (NON)                                          9,206,772
 ....................................................................................................
                 602,400   Qwest Communications
                           International, Inc. (NON)                                    30,120,000
 ....................................................................................................
                 264,700   Intermedia Communications, Inc. (NON)                         4,566,075
 ....................................................................................................
                 342,700   Lucent Technologies, Inc.                                    37,697,000
 ....................................................................................................
                 261,600   McLeod, Inc. Class A (NON)                                    8,175,000
 ....................................................................................................
                 427,800   NEXTLINK Communications, Inc.
                           Class A (NON)                                                12,138,820
 ....................................................................................................
                 403,300   RSL Communications, Ltd. Class A (NON)                       11,897,350
 ....................................................................................................
                 306,800   Sprint Corp.                                                 25,809,550
----------------------------------------------------------------------------------------------------
                                                                                       238,061,811
----------------------------------------------------------------------------------------------------
Tobacco (0.5%)
 ....................................................................................................
                 364,300   Philip Morris Cos., Inc.                                     19,490,050
----------------------------------------------------------------------------------------------------
Wireless Communications (0.9%)
 ....................................................................................................
                 269,800   Airtouch Communications, Inc. (NON)                          19,459,320
 ....................................................................................................
                 406,500   American Tower Corp. Class A                                 12,017,155
----------------------------------------------------------------------------------------------------
                                                                                        31,476,475
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $2,311,003,882)                                    $3,474,443,388
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                              Value
 ....................................................................................................
             $24,000,000   Associates Corp. of North America,
                           effective yield of 5.10%, January 4,1999                    $23,989,800
 ....................................................................................................
              23,580,000   Federal Home Loan Mortgage Corp.,
                           effective yield of 5.00%, March 5, 1999                      23,372,810
 ....................................................................................................
              63,000,000   Interest in $500,000,000 joint tri-party
                           repurchase agreement dated
                           December 31,1998 with Lehman
                           Brothers, Inc. , due January 4, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value of
                           $63,033,950 for an effective yield
                           of 4.85%.                                                    63,008,488
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $110,371,098)                                        $110,371,098
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $2,421,374,980) (b)                                $3,584,814,486
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Value Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (98.0%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                              Value
 ....................................................................................................
Aerospace and Defense (1.0%)
 ....................................................................................................
                  52,500   Raytheon Co. Class A                                         $2,713,594
----------------------------------------------------------------------------------------------------
Automotive (5.9%)
 ....................................................................................................
                 119,800   Ford Motor Co.                                                7,030,763
 ....................................................................................................
                  79,300   General Motors Corp.                                          5,674,906
 ....................................................................................................
                  59,900   Lear Corp. (NON)                                              2,306,150
----------------------------------------------------------------------------------------------------
                                                                                        15,011,819
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.9%)
 ....................................................................................................
                 161,700   New Holland N.V. (Netherlands)                                2,213,269
 ....................................................................................................
                  85,300   Owens-Illinois, Inc. (NON)                                    2,612,313
----------------------------------------------------------------------------------------------------
                                                                                         4,825,582
----------------------------------------------------------------------------------------------------
Business Equipment and Services (5.3%)
 ....................................................................................................
                  33,300   IBM Corp.                                                     6,152,175
 ....................................................................................................
                 119,800   NCR Corp. (NON)                                               5,001,650
 ....................................................................................................
                  20,000   Xerox Corp.                                                   2,360,000
----------------------------------------------------------------------------------------------------
                                                                                        13,513,825
----------------------------------------------------------------------------------------------------
Chemicals (2.1%)
 ....................................................................................................
                  26,200   Dow Chemical Co.                                              2,382,563
 ....................................................................................................
                  55,400   du Pont (E.I.) de Nemours & Co., Ltd.                         2,939,663
----------------------------------------------------------------------------------------------------
                                                                                         5,322,226
----------------------------------------------------------------------------------------------------
Computers (3.0%)
 ....................................................................................................
                 129,000   Compaq Computer Corp.                                         5,409,938
 ....................................................................................................
                  75,000   Seagate Technology, Inc. (NON)                                2,268,750
----------------------------------------------------------------------------------------------------
                                                                                         7,678,688
----------------------------------------------------------------------------------------------------
Computer Services and Software (0.9%)
 ....................................................................................................
                  52,900   Computer Associates International, Inc.                       2,254,863
----------------------------------------------------------------------------------------------------
Conglomerates (1.1%)
 ....................................................................................................
                 112,300   Ogden Corp.                                                   2,814,510
----------------------------------------------------------------------------------------------------
Consumer Non Durables (2.9%)
 ....................................................................................................
                 139,200   Philip Morris Cos., Inc.                                      7,447,200
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (2.2%)
 ....................................................................................................
                  59,900   Motorola, Inc.                                                3,657,644
 ....................................................................................................
                  24,000   Texas Instruments, Inc.                                       2,053,500
----------------------------------------------------------------------------------------------------
                                                                                         5,711,144
----------------------------------------------------------------------------------------------------
Entertainment (1.1%)
 ....................................................................................................
                  37,400   Viacom, Inc. Class B (NON)                                    2,767,600
----------------------------------------------------------------------------------------------------
Food and Beverages (4.8%)
 ....................................................................................................
                  77,700   Nabisco Holdings Corp. Class A                                3,224,550
 ....................................................................................................
                 105,000   Sara Lee Corp.                                                2,959,688
 ....................................................................................................
                  51,500   The Quaker Oats Co.                                           3,064,250
 ....................................................................................................
                 122,500   Whitman Corp.                                                 3,108,438
----------------------------------------------------------------------------------------------------
                                                                                        12,356,926
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (1.1%)
 ....................................................................................................
                 104,800   Tenet Healthcare Corp. (NON)                                  2,751,000
----------------------------------------------------------------------------------------------------
Insurance and Finance (27.5%)
 ....................................................................................................
                  26,900   American Express Co.                                          2,750,525
 ....................................................................................................
                  63,500   American General Corp.                                        4,953,000
 ....................................................................................................
                 109,084   Banc One Corp.                                                5,570,102
 ....................................................................................................
                 105,000   BankAmerica Corp.                                             6,313,125
 ....................................................................................................
                 112,300   Charter One Financial, Inc.                                   3,116,325
 ....................................................................................................
                  72,500   Chase Manhattan Corp.                                         4,934,531
 ....................................................................................................
                  64,400   CIGNA Corp.                                                   4,978,925
 ....................................................................................................
                 114,900   Citigroup, Inc.                                               5,687,550
 ....................................................................................................
                  82,300   KeyCorp                                                       2,633,600
 ....................................................................................................
                 119,800   Lehman Brothers Holding, Inc.                                 5,278,688
 ....................................................................................................
                  52,400   Mercantile Bancorpation, Inc.                                 2,416,950
 ....................................................................................................
                  24,000   Morgan (J.P.) & Co., Inc.                                     2,521,500
 ....................................................................................................
                  37,500   Morgan Stanley, Dean Witter, Discover
                           and Co.                                                       2,662,500
 ....................................................................................................
                  59,900   Reliastar Financial Corp.                                     2,762,888
 ....................................................................................................
                  67,500   The Equitable Companies, Inc.                                 3,906,563
 ....................................................................................................
                  26,900   Transamerica Corp.                                            3,106,950
 ....................................................................................................
                  92,800   Washington Mutual, Inc.                                       3,543,800
 ....................................................................................................
                  83,500   Wells Fargo & Co.                                             3,334,781
----------------------------------------------------------------------------------------------------
                                                                                        70,472,303
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (2.1%)
 ....................................................................................................
                  82,300   Baxter International, Inc.                                    5,292,919
----------------------------------------------------------------------------------------------------
Oil and Gas (9.8%)
 ....................................................................................................
                  76,700   Amoco Corp.                                                   4,525,300
 ....................................................................................................
                  59,900   Atlantic Richfield Co.                                        3,908,475
 ....................................................................................................
                  30,000   Chevron, Inc.                                                 2,488,125
 ....................................................................................................
                 134,700   Conoco, Inc. (NON)                                            2,811,863
 ....................................................................................................
                  82,300   Halliburton Co.                                               2,438,138
 ....................................................................................................
                  62,900   Mobil Corp.                                                   5,480,163
 ....................................................................................................
                  67,400   Texaco, Inc.                                                  3,563,775
----------------------------------------------------------------------------------------------------
                                                                                        25,215,839
----------------------------------------------------------------------------------------------------
Paper and Forest Products (1.0%)
 ....................................................................................................
                  82,300   Boise Cascade Corp.                                           2,551,300
----------------------------------------------------------------------------------------------------
Pharmaceuticals (3.1%)
 ....................................................................................................
                 142,200   Pharmacia & Upjohn, Inc.                                      8,052,075
----------------------------------------------------------------------------------------------------
Photography (1.1%)
 ....................................................................................................
                  37,400   Eastman Kodak Co.                                             2,692,800
----------------------------------------------------------------------------------------------------
Publishing (1.2%)
 ....................................................................................................
                  55,400   Times Mirror Co. Class A                                      3,102,400
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (2.0%)
 ....................................................................................................
                  70,400   Equity Residential Properties Trust                           2,846,800
 ....................................................................................................
                 104,800   Starwood Lodging Trust                                        2,377,650
----------------------------------------------------------------------------------------------------
                                                                                         5,224,450
----------------------------------------------------------------------------------------------------
Retail (1.2%)
 ....................................................................................................
                 194,600   K mart Corp. (NON)                                            2,979,813
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.8%)
 ....................................................................................................
                  90,000   Mattel, Inc.                                                  2,053,125
----------------------------------------------------------------------------------------------------
Telecommunications (2.2%)
 ....................................................................................................
                  44,900   ALLTEL Corp.                                                  2,685,581
 ....................................................................................................
                  64,400   MediaOne Group, Inc. (NON)                                    3,026,800
----------------------------------------------------------------------------------------------------
                                                                                         5,712,381
----------------------------------------------------------------------------------------------------
Transportation (2.0%)
 ....................................................................................................
                  79,300   Burlington Northern Santa Fe Corp.                            2,676,375
 ....................................................................................................
                  52,400   Union Pacific Corp.                                           2,361,275
----------------------------------------------------------------------------------------------------
                                                                                         5,037,650
----------------------------------------------------------------------------------------------------
Utilities (10.7%)
 ....................................................................................................
                  80,800   American Telephone & Telegraph Co.                            6,080,200
 ....................................................................................................
                 119,800   DPL, Inc.                                                     2,590,675
 ....................................................................................................
                 104,800   Entergy Corp.                                                 3,261,900
 ....................................................................................................
                  83,800   GTE Corp.                                                     5,447,000
 ....................................................................................................
                 127,200   Potomac Electric Power Co.                                    3,346,950
 ....................................................................................................
                  32,900   Sprint Corp.                                                  2,767,713
 ....................................................................................................
                  59,900   U S West, Inc.                                                3,871,038
----------------------------------------------------------------------------------------------------
                                                                                        27,365,476
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $235,805,598)                                        $250,921,508
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.0%) (a) (cost $5,186,691)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                               Value
 ....................................................................................................
              $5,186,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner and Smith, Inc.
                           due January 4, 1999 with respect to
                           various U.S. Treasury obligations -- maturity
                           value of $5,188,766 for an effective yield
                           of 4.80%                                                     $5,186,691
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $240,992,289) (b)                                    $256,108,199
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT OTC & Emerging Growth Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (90.9%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                         Value
 ....................................................................................................
Advertising (3.8%)
 ....................................................................................................
                  11,000   Lamar Advertising Co. (NON)                                    $409,750
 ....................................................................................................
                  22,653   Outdoor Systems, Inc. (NON)                                     679,590
----------------------------------------------------------------------------------------------------
                                                                                         1,089,340
----------------------------------------------------------------------------------------------------
Airlines (0.7%)
 ....................................................................................................
                   2,433   Atlantic Coast Airlines Holdings (NON)                           60,825
 ....................................................................................................
                   4,300   SkyWest, Inc.                                                   140,556
----------------------------------------------------------------------------------------------------
                                                                                           201,381
----------------------------------------------------------------------------------------------------
Apparel (0.3%)
 ....................................................................................................
                   2,200   Bebe stores, Inc. (NON)                                          77,825
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.4%)
 ....................................................................................................
                   5,590   Asyst Technologies, Inc. (NON)                                  113,896
----------------------------------------------------------------------------------------------------
Biotechnology (0.5%)
 ....................................................................................................
                   4,500   Serologicals Corp.                                              135,000
----------------------------------------------------------------------------------------------------
Broadcasting (5.8%)
 ....................................................................................................
                  15,350   Chancellor Media Corp. (NON)                                    734,881
 ....................................................................................................
                   7,450   Citadel Communications Corp. (NON)                              192,769
 ....................................................................................................
                   3,400   Clear Channel Communications, Inc. (NON)                        185,300
 ....................................................................................................
                   2,987   Gemstar International Group Ltd. (NON)                          171,006
 ....................................................................................................
                   2,700   Heftel Broadcasting Corp. Class A (NON)                         132,975
 ....................................................................................................
                   2,700   Sinclair Broadcast Group, Inc. Class A (NON)                     52,819
 ....................................................................................................
                   5,535   Univision Communications Inc. Class A (NON)                     200,298
----------------------------------------------------------------------------------------------------
                                                                                         1,670,048
----------------------------------------------------------------------------------------------------
Business Services (2.7%)
 ....................................................................................................
                   1,200   Affiliated Computer Services, Inc.
                           Class A (NON)                                                    54,000
 ....................................................................................................
                     595   AnswerThink Consulting Group, Inc. (NON)                         27,073
 ....................................................................................................
                   2,386   Lason Holdings, Inc. (NON)                                      138,835
 ....................................................................................................
                   1,100   NOVA Corp./Georgia (NON)                                         38,156
 ....................................................................................................
                   4,900   Robert Half International, Inc. (NON)                           218,969
 ....................................................................................................
                   6,300   Romac International, Inc. (NON)                                 140,175
 ....................................................................................................
                   4,350   Snyder Communications, Inc. (NON)                               146,813
----------------------------------------------------------------------------------------------------
                                                                                           764,021
----------------------------------------------------------------------------------------------------
Computer Equipment (1.3%)
 ....................................................................................................
                   2,758   Apex PC Solutions, Inc. (NON)                                    79,637
 ....................................................................................................
                   1,500   Artesyn Technologies, Inc. (NON)                                 21,000
 ....................................................................................................
                   3,220   Insight Enterprises, Inc. (NON)                                 163,818
 ....................................................................................................
                   5,000   NeoMagic Corp. (NON)                                            110,625
----------------------------------------------------------------------------------------------------
                                                                                           375,080
----------------------------------------------------------------------------------------------------
Computer Services (6.3%)
 ....................................................................................................
                   5,575   Ciber, Inc. (NON)                                               155,752
 ....................................................................................................
                   1,269   CMG Information Services, Inc. (NON)                            135,149
 ....................................................................................................
                  16,464   Complete Business Solutions, Inc. (NON)                         557,719
 ....................................................................................................
                   3,363   Computer Management Sciences                                     58,432
 ....................................................................................................
                   4,096   EarthLink Network, Inc. (NON)                                   233,472
 ....................................................................................................
                   6,060   Intelligroup, Inc. (NON)                                        108,323
 ....................................................................................................
                   5,993   Keane, Inc. (NON)                                               239,345
 ....................................................................................................
                   1,760   SPR Inc. (NON)                                                   30,360
 ....................................................................................................
                   2,500   VeriSign, Inc.                                                  147,813
 ....................................................................................................
                   4,900   Whittman-Hart, Inc. (NON)                                       135,363
----------------------------------------------------------------------------------------------------
                                                                                         1,801,728
----------------------------------------------------------------------------------------------------
Computer Software (23.0%)
 ....................................................................................................
                   6,391   Aspect Development, Inc. (NON)                                  283,201
 ....................................................................................................
                   3,169   Beyond.com Corp. (NON)                                           65,757
 ....................................................................................................
                   4,800   Citrix Systems, Inc. (NON)                                      465,900
 ....................................................................................................
                  10,964   Compuware Corp. (NON)                                           856,563
 ....................................................................................................
                   6,912   Concord Communications, Inc. (NON)                              392,256
 ....................................................................................................
                   4,500   Electronic Arts, Inc. (NON)                                     252,563
 ....................................................................................................
                  12,039   GeoTel Communications Corp. (NON)                               448,453
 ....................................................................................................
                   1,480   I2 Technologies, Inc. (NON)                                      44,955
 ....................................................................................................
                   8,900   IMRglobal Corp. (NON)                                           261,994
 ....................................................................................................
                   3,825   Infoseek Corp. (NON)                                            188,859
 ....................................................................................................
                   2,732   Intuit, Inc. (NON)                                              198,070
 ....................................................................................................
                   2,460   ISS Group, Inc. (NON)                                           135,300
 ....................................................................................................
                   7,896   Legato Systems, Inc. (NON)                                      520,643
 ....................................................................................................
                   2,015   Lycos, Inc. (NON)                                               111,958
 ....................................................................................................
                  14,886   New Era of Networks, Inc. (NON)                                 654,984
 ....................................................................................................
                  14,588   Peregrine Systems, Inc. (NON)                                   676,519
 ....................................................................................................
                   3,014   Pinnacle Systems, Inc. (NON)                                    107,751
 ....................................................................................................
                   7,684   TSI International Software, Ltd. (NON)                          367,872
 ....................................................................................................
                  14,400   Visual Networks, Inc. (NON)                                     540,000
----------------------------------------------------------------------------------------------------
                                                                                         6,573,598
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (0.4%)
 ....................................................................................................
                   3,990   Restoration Hardware, Inc. (NON)                                107,231
----------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ....................................................................................................
                   3,785   MemberWorks Inc. (NON)                                          111,658
 ....................................................................................................
                   1,400   Ticketmaster Online-CitySearch (NON)                             78,400
----------------------------------------------------------------------------------------------------
                                                                                           190,058
----------------------------------------------------------------------------------------------------
Education Services (2.2%)
 ....................................................................................................
                   3,100   Apollo Group, Inc. Class A (NON)                                105,013
 ....................................................................................................
                  22,100   Education Management Corp. (NON)                                522,113
----------------------------------------------------------------------------------------------------
                                                                                           627,126
----------------------------------------------------------------------------------------------------
Electric Utilities (0.7%)
 ....................................................................................................
                   2,800   CalEnergy, Inc. (NON)                                            97,125
 ....................................................................................................
                  12,200   Independent Energy Holdings PLC
                           (United Kingdom) (NON)                                          109,800
----------------------------------------------------------------------------------------------------
                                                                                           206,925
----------------------------------------------------------------------------------------------------
Electronic Components (8.9%)
 ....................................................................................................
                   2,800   Applied Micro Circuits Corp. (NON)                               95,113
 ....................................................................................................
                   4,375   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                             133,438
 ....................................................................................................
                     771   Broadcom Corp. (NON)                                             93,098
 ....................................................................................................
                   4,389   Celestica Inc. (Canada) (NON)                                   108,353
 ....................................................................................................
                   4,600   Jabil Circuit, Inc. (NON)                                       343,275
 ....................................................................................................
                  38,178   Metromedia Fiber Network, Inc. Class A (NON)                  1,278,951
 ....................................................................................................
                   6,100   Micrel, Inc. (NON)                                              335,500
 ....................................................................................................
                   2,100   MIPS Technologies, Inc. (NON)                                    67,200
 ....................................................................................................
                   3,499   Power Integrations, Inc. (NON)                                   87,694
----------------------------------------------------------------------------------------------------
                                                                                         2,542,622
----------------------------------------------------------------------------------------------------
Electronics (1.1%)
 ....................................................................................................
                     100   Flextronics International Ltd. (NON)                              8,563
 ....................................................................................................
                   2,730   Uniphase Corp. (NON)                                            189,394
 ....................................................................................................
                   2,340   Veeco Instruments, Inc. (NON)                                   124,313
----------------------------------------------------------------------------------------------------
                                                                                           322,270
----------------------------------------------------------------------------------------------------
Energy-related (0.6%)
 ....................................................................................................
                   4,820   Advanced Energy Industries, Inc. (NON)                          120,500
 ....................................................................................................
                   2,800   KTI, Inc. (NON)                                                  60,550
----------------------------------------------------------------------------------------------------
                                                                                           181,050
----------------------------------------------------------------------------------------------------
Entertainment (1.1%)
 ....................................................................................................
                   4,200   Cinar Films, Inc. Class B (Canada) (NON)                        106,575
 ....................................................................................................
                   2,275   SFX Entertainment, Inc. Class A (NON)                           124,841
 ....................................................................................................
                   2,750   Sotheby's Holdings, Inc. Class A                                 88,000
----------------------------------------------------------------------------------------------------
                                                                                           319,416
----------------------------------------------------------------------------------------------------
Financial Services (0.4%)
 ....................................................................................................
                   2,500   Concord EFS, Inc. (NON)                                         105,938
----------------------------------------------------------------------------------------------------
Health Care Services (1.4%)
 ....................................................................................................
                   1,929   Carematrix Corp. (NON)                                           59,076
 ....................................................................................................
                   1,190   SteriGenics International, Inc. (NON)                            30,940
 ....................................................................................................
                     100   Superior Consultant Holdings Corp. (NON)                          4,350
 ....................................................................................................
                  10,000   Total Renal Care Holdings, Inc. (NON)                           295,625
----------------------------------------------------------------------------------------------------
                                                                                           389,991
----------------------------------------------------------------------------------------------------
Home Furnishings (0.5%)
 ....................................................................................................
                   5,499   Select Comfort Corp. (NON)                                      145,380
----------------------------------------------------------------------------------------------------
Hospital Management and Medical Services (0.3%)
 ....................................................................................................
                   2,500   Advance Paradigm, Inc. (NON)                                     87,500
----------------------------------------------------------------------------------------------------
Information Systems (0.7%)
 ....................................................................................................
                   7,072   Mastech Corp. (NON)                                             202,436
----------------------------------------------------------------------------------------------------
Insurance (0.5%)
 ....................................................................................................
                   8,250   Inspire Insurance Solutions, Inc. (NON)                         151,594
----------------------------------------------------------------------------------------------------
Lodging (0.5%)
 ....................................................................................................
                   7,400   Extended Stay America, Inc. (NON)                                77,700
 ....................................................................................................
                   2,800   Four Seasons Hotels, Inc. (Canada)                               81,900
----------------------------------------------------------------------------------------------------
                                                                                           159,600
----------------------------------------------------------------------------------------------------
Medical Management Services (2.1%)
 ....................................................................................................
                   5,200   NCS HealthCare, Inc. Class A (NON)                              123,500
 ....................................................................................................
                   3,500   Pediatrix Medical Group, Inc. (NON)                             209,781
 ....................................................................................................
                   8,403   Renal Care Group, Inc. (NON)                                    242,111
 ....................................................................................................
                     279   Sunrise Assisted Living, Inc. (NON)                              14,473
----------------------------------------------------------------------------------------------------
                                                                                           589,865
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (1.6%)
 ....................................................................................................
                   1,300   Henry Schein, Inc. (NON)                                        $58,175
 ....................................................................................................
                   2,900   Omnicare, Inc.                                                  100,775
 ....................................................................................................
                   2,942   Perclose, Inc. (NON)                                             97,454
 ....................................................................................................
                   3,200   Sabratek Corp. (NON)                                             52,400
 ....................................................................................................
                   9,400   Theargenics Corp. (NON)                                         158,038
----------------------------------------------------------------------------------------------------
                                                                                           466,842
----------------------------------------------------------------------------------------------------
Networking (1.0%)
 ....................................................................................................
                   4,762   Entrust Technologies Inc. (NON)                                 113,693
 ....................................................................................................
                   2,500   Exodus Communications, Inc. (NON)                               160,625
----------------------------------------------------------------------------------------------------
                                                                                           274,318
----------------------------------------------------------------------------------------------------
Networking Equipment (0.3%)
 ....................................................................................................
                   2,300   Concur Technologies, Inc. (NON)                                  70,150
 ....................................................................................................
                     200   E-Tek Dynamics, Inc. (NON)                                        5,350
----------------------------------------------------------------------------------------------------
                                                                                            75,500
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (2.3%)
 ....................................................................................................
                   6,300   Coulter Pharmaceutical, Inc. (NON)                              189,000
 ....................................................................................................
                   2,100   Inhale Therapeutic Systems (NON)                                 69,300
 ....................................................................................................
                   1,060   Medicis Pharmaceutical Corp. Class A (NON)                       63,203
 ....................................................................................................
                   1,435   Medimmune, Inc. (NON)                                           142,693
 ....................................................................................................
                   2,195   Sepracor, Inc. (NON)                                            193,434
----------------------------------------------------------------------------------------------------
                                                                                           657,630
----------------------------------------------------------------------------------------------------
Recreation (0.3%)
 ....................................................................................................
                   2,200   International Speedway Corp. Class A (NON)                       89,100
----------------------------------------------------------------------------------------------------
Restaurants (0.2%)
 ....................................................................................................
                   1,200   Papa Johns International, Inc. (NON)                             52,950
----------------------------------------------------------------------------------------------------
Retail (8.1%)
 ....................................................................................................
                  13,800   Bed Bath & Beyond, Inc. (NON)                                   470,925
 ....................................................................................................
                  15,560   Linens 'N Things, Inc. (NON)                                    616,565
 ....................................................................................................
                   2,280   Michaels Stores, Inc. (NON)                                      41,254
 ....................................................................................................
                   6,800   Micro Warehouse, Inc. (NON)                                     229,925
 ....................................................................................................
                   3,080   Rent-Way, Inc.                                                   74,883
 ....................................................................................................
                  22,100   Williams-Sonoma, Inc. (NON)                                     890,906
----------------------------------------------------------------------------------------------------
                                                                                         2,324,458
----------------------------------------------------------------------------------------------------
Semiconductors (1.4%)
 ....................................................................................................
                   1,417   KLA Tencor Corp. (NON)                                           61,462
 ....................................................................................................
                   1,026   Novellus Systems, Inc. (NON)                                     50,787
 ....................................................................................................
                   3,700   Photronics, Inc. (NON)                                           88,684
 ....................................................................................................
                   1,425   QLogic Corp.                                                    186,497
----------------------------------------------------------------------------------------------------
                                                                                           387,430
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.7%)
 ....................................................................................................
                   8,291   Guitar Center, Inc. (NON)                                       204,166
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (0.5%)
 ....................................................................................................
                   7,910   Tekelec (NON)                                                   131,009
----------------------------------------------------------------------------------------------------
Telecommunications (2.2%)
 ....................................................................................................
                  12,800   E. Spire Communications, Inc. (NON)                              81,601
 ....................................................................................................
                   1,163   Energis PLC, ADR (NON)                                          130,256
 ....................................................................................................
                   5,900   Global TeleSystems Group, Inc. (NON)                            328,925
 ....................................................................................................
                   1,824   NTL Inc. (NON)                                                  102,942
----------------------------------------------------------------------------------------------------
                                                                                           643,724
----------------------------------------------------------------------------------------------------
Telephone Services (4.6%)
 ....................................................................................................
                   8,600   Intermedia Communications, Inc. (NON)                           148,350
 ....................................................................................................
                  12,100   McLeod, Inc. Class A (NON)                                      378,125
 ....................................................................................................
                  16,000   NEXTLINK Communications, Inc.
                           Class A (NON)                                                   454,000
 ....................................................................................................
                  11,148   RSL Communications, Ltd. Class A (NON)                          328,866
----------------------------------------------------------------------------------------------------
                                                                                         1,309,341
----------------------------------------------------------------------------------------------------
Wireless Communications (0.9%)
 ....................................................................................................
                   6,100   American Tower Corp. Class A                                    180,331
 ....................................................................................................
                   1,100   ICG Communications, Inc. (NON)                                   23,650
 ....................................................................................................
                   1,025   RF Micro Devices, Inc. (NON)                                     47,534
----------------------------------------------------------------------------------------------------
                                                                                           251,515
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $20,125,642)                                          $25,998,902
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (9.3%) (a) (cost $2,671,356)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                       Value
 ....................................................................................................
              $2,671,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998 with
                           Merrill Lynch, Pierce, Fenner and Smith, Inc.
                           due January 4, 1999 with respect to
                           various U.S. Treasury obligations --
                           maturity value of $2,672,425 for an
                           effective yield of 4.80%                                     $2,671,356
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $22,796,998)(b)                                       $28,670,258
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Research Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (98.4%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                          Value
 ....................................................................................................
Automotive (0.9%)
 ....................................................................................................
                   2,900   General Motors Corp.                                           $207,531
----------------------------------------------------------------------------------------------------
Banks (6.2%)
 ....................................................................................................
                   7,826   BankAmerica Corp.                                               470,538
 ....................................................................................................
                   4,700   Bank One Corp.                                                  240,085
 ....................................................................................................
                   6,300   Charter One Financial, Inc.                                     174,825
 ....................................................................................................
                   2,500   First Union Corp.                                               152,031
 ....................................................................................................
                   3,200   Mercantile Bancorpation, Inc.                                   147,600
 ....................................................................................................
                   3,700   Zions Bancorp                                                   230,788
----------------------------------------------------------------------------------------------------
                                                                                         1,415,867
----------------------------------------------------------------------------------------------------
Broadcasting (1.4%)
 ....................................................................................................
                   5,800   Clear Channel Communications, Inc. (NON)                        316,100
----------------------------------------------------------------------------------------------------
Cable Television (1.2%)
 ....................................................................................................
                   4,600   Comcast Corp. Class A                                           269,963
----------------------------------------------------------------------------------------------------
Computer Software (2.6%)
 ....................................................................................................
                   7,900   Computer Associates International, Inc.                         336,738
 ....................................................................................................
                  15,800   Parametric Technology Corp. (NON)                               256,750
----------------------------------------------------------------------------------------------------
                                                                                           593,488
----------------------------------------------------------------------------------------------------
Computers (3.3%)
 ....................................................................................................
                   9,000   Compaq Computer Corp.                                           377,438
 ....................................................................................................
                   3,400   Gateway 2000, Inc. (NON)                                        174,038
 ....................................................................................................
                   6,700   Seagate Technology, Inc. (NON)                                  202,675
----------------------------------------------------------------------------------------------------
                                                                                           754,151
----------------------------------------------------------------------------------------------------
Conglomerates (2.9%)
 ....................................................................................................
                   2,500   United Technologies Corp.                                       271,875
 ....................................................................................................
                   5,300   Tyco International Ltd.                                         399,819
----------------------------------------------------------------------------------------------------
                                                                                           671,694
----------------------------------------------------------------------------------------------------
Consumer Non Durables (3.1%)
 ....................................................................................................
                   3,300   Clorox Co.                                                      385,481
 ....................................................................................................
                   3,500   Colgate-Palmolive Co.                                           325,063
----------------------------------------------------------------------------------------------------
                                                                                           710,544
----------------------------------------------------------------------------------------------------
Electric Utilities (4.9%)
 ....................................................................................................
                   8,500   Duke Energy Corp.                                               544,531
 ....................................................................................................
                  18,400   Entergy Corp.                                                   572,700
----------------------------------------------------------------------------------------------------
                                                                                         1,117,231
----------------------------------------------------------------------------------------------------
Electronic Components (0.7%)
 ....................................................................................................
                   3,100   Rockwell International Corp.                                    150,544
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (4.7%)
 ....................................................................................................
                   8,700   General Electric Co.                                            887,944
 ....................................................................................................
                   3,800   Micron Technology, Inc. (NON)                                   192,138
----------------------------------------------------------------------------------------------------
                                                                                         1,080,082
----------------------------------------------------------------------------------------------------
Entertainment (0.8%)
 ....................................................................................................
                   3,000   Time Warner, Inc.                                               186,188
----------------------------------------------------------------------------------------------------
Environmental Control (0.7%)
 ....................................................................................................
                   3,600   Waste Management, Inc.                                          167,850
----------------------------------------------------------------------------------------------------
Financial Services (6.0%)
 ....................................................................................................
                   2,800   American Express Co.                                            286,300
 ....................................................................................................
                   6,300   Associates First Capital Corp.                                  266,963
 ....................................................................................................
                   9,100   Citigroup, Inc.                                                 450,450
 ....................................................................................................
                   4,400   Lehman Brothers Holding, Inc.                                   193,875
 ....................................................................................................
                   4,500   Wells Fargo Co.                                                 179,719
----------------------------------------------------------------------------------------------------
                                                                                         1,377,307
----------------------------------------------------------------------------------------------------
Food and Beverages (2.1%)
 ....................................................................................................
                   2,800   Danone (France)                                                 157,500
 ....................................................................................................
                   8,000   Nabisco Holdings Corp. Class A                                  332,000
----------------------------------------------------------------------------------------------------
                                                                                           489,500
----------------------------------------------------------------------------------------------------
Gas Utilities (1.3%)
 ....................................................................................................
                   5,000   Columbia Gas System, Inc.                                       288,750
----------------------------------------------------------------------------------------------------
Health Care (1.3%)
 ....................................................................................................
                   4,000   Cardinal Health, Inc.                                           303,500
----------------------------------------------------------------------------------------------------
Insurance (2.0%)
 ....................................................................................................
                   3,400   American General Corp.                                          265,200
 ....................................................................................................
                   5,100   MGIC Investment Corp.                                           203,044
----------------------------------------------------------------------------------------------------
                                                                                           468,244
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (2.6%)
 ....................................................................................................
                   4,800   Arterial Vascular Engineering, Inc. (NON)                       252,000
 ....................................................................................................
                   7,700   Centocor, Inc. (NON)                                            347,463
----------------------------------------------------------------------------------------------------
                                                                                           599,463
----------------------------------------------------------------------------------------------------
Networking (1.1%)
 ....................................................................................................
                   5,450   3Com Corp. (NON)                                                244,228
----------------------------------------------------------------------------------------------------
Oil and Gas (5.4%)
 ....................................................................................................
                   5,300   Burlington Resources Inc.                                       189,806
 ....................................................................................................
                  13,400   Conoco, Inc. (NON)                                              279,725
 ....................................................................................................
                   5,600   Ente Nazionale Idrocarburi S.P.A.
                           (ENI) ADR (Italy)                                               379,400
 ....................................................................................................
                   4,400   Mobil Corp.                                                     383,350
----------------------------------------------------------------------------------------------------
                                                                                         1,232,281
----------------------------------------------------------------------------------------------------
Packaging and Containers (1.2%)
 ....................................................................................................
                   5,300   Sealed Air Corp. (NON)                                          270,631
----------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
 ....................................................................................................
                   4,500   Merck & Co., Inc.                                               664,594
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.3%)
 ....................................................................................................
                   4,700   Bristol-Myers Squibb Co.                                        628,919
 ....................................................................................................
                   8,100   Pharmacia & Upjohn, Inc.                                        458,663
 ....................................................................................................
                   7,800   Warner-Lambert Co.                                              586,463
----------------------------------------------------------------------------------------------------
                                                                                         1,674,045
----------------------------------------------------------------------------------------------------
Publishing (1.0%)
 ....................................................................................................
                   3,300   Tribune Co.                                                     217,800
----------------------------------------------------------------------------------------------------
Reit's (Real Estate Investment Trust) (1.7%)
 ....................................................................................................
                  17,300   Starwood Lodging Trust                                          392,494
----------------------------------------------------------------------------------------------------
Restaurants (2.7%)
 ....................................................................................................
                   3,400   McDonald's Corp.                                                260,525
 ....................................................................................................
                   7,100   Tricon Global Restaurants, Inc. (NON)                           355,888
----------------------------------------------------------------------------------------------------
                                                                                           616,413
----------------------------------------------------------------------------------------------------
Retail (6.5%)
 ....................................................................................................
                   4,100   Costco Companies, Inc. (NON)                                    295,969
 ....................................................................................................
                   6,700   Fred Meyer, Inc. (NON)                                          403,675
 ....................................................................................................
                   9,600   Wal-Mart Stores, Inc.                                           781,800
----------------------------------------------------------------------------------------------------
                                                                                         1,481,444
----------------------------------------------------------------------------------------------------
Semiconductors (3.6%)
 ....................................................................................................
                   4,800   Intel Corp.                                                     569,100
 ....................................................................................................
                   3,100   Texas Instruments, Inc.                                         265,244
----------------------------------------------------------------------------------------------------
                                                                                           834,344
----------------------------------------------------------------------------------------------------
Telecommunications (5.5%)
 ....................................................................................................
                   8,000   General Instrument Corp. (NON)                                  271,500
 ....................................................................................................
                   6,100   MediaOne Group Inc. (NON)                                       286,700
 ....................................................................................................
                   2,100   Nokia Corp. ADR (Finland)                                       252,919
 ....................................................................................................
                   2,200   Tellabs, Inc. (NON)                                             150,838
 ....................................................................................................
                   4,400   U S West, Inc.                                                  284,350
----------------------------------------------------------------------------------------------------
                                                                                         1,246,307
----------------------------------------------------------------------------------------------------
Telephone Services (6.2%)
 ....................................................................................................
                   4,300   Lucent Technologies, Inc.                                       473,000
 ....................................................................................................
                  10,400   SBC Communications, Inc.                                        557,700
 ....................................................................................................
                   4,700   Sprint Corp.                                                    395,388
----------------------------------------------------------------------------------------------------
                                                                                         1,426,088
----------------------------------------------------------------------------------------------------
Tobacco (2.5%)
 ....................................................................................................
                  10,500   Philip Morris Cos., Inc.                                        561,750
----------------------------------------------------------------------------------------------------
Wireless Communications (2.1%)
 ....................................................................................................
                   6,800   AirTouch Communications, Inc. (NON)                             490,450
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $20,541,370)                                          $22,520,866
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (5.1%) (a) (cost $1,169,156)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
              $1,169,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998
                           with Merrill Lynch, Pierce, Fenner and
                           Smith, Inc., due January 4, 1999 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $1,169,623 for an effective yield
                           of 4.80%                                                     $1,169,156
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $21,710,526) (b)                                      $23,690,022
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT U.S. Government and High Quality Bond Fund

Portfolio of investments owned
December 31, 1998
CORPORATE BONDS AND NOTES (39.0%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                         Value
 ....................................................................................................
Advertising (0.3%)
 ....................................................................................................
              $1,000,000   Adams Outdoor Advertising sr. notes
                           10 3/4s, 2006                                                $1,075,000
 ....................................................................................................
               1,000,000   Lamar Advertising Co. company
                           guaranty 8 5/8s, 2007                                         1,060,000
 ....................................................................................................
               1,000,000   Outdoor Systems, Inc. company
                           guaranty 8 7/8s, 2007                                         1,067,500
----------------------------------------------------------------------------------------------------
                                                                                         3,202,500
----------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
 ....................................................................................................
               1,000,000   Argo-Tech Corp. company guaranty
                           8 5/8s, 2007                                                    945,000
 ....................................................................................................
               1,000,000   BE Aerospace, Inc. sr. sub. notes Ser. B,
                           8s, 2008                                                        980,000
 ....................................................................................................
               1,000,000   Sequa Corp. sr. sub. notes 9 3/8s, 2003                       1,017,500
----------------------------------------------------------------------------------------------------
                                                                                         2,942,500
----------------------------------------------------------------------------------------------------
Agriculture (0.1%)
 ....................................................................................................
               1,000,000   Purina Mills, Inc. 144A sr. sub. notes
                           9s, 2010                                                        995,000
----------------------------------------------------------------------------------------------------
Airlines (0.7%)
 ....................................................................................................
               1,000,000   Continental Airlines, Inc. sr. notes
                           9 1/2s, 2001                                                  1,050,000
 ....................................................................................................
               5,580,000   Continental Airlines, Inc. pass-through
                           certificates Ser. 98-2, 6.32s, 2008                           5,552,100
----------------------------------------------------------------------------------------------------
                                                                                         6,602,100
----------------------------------------------------------------------------------------------------
Automotive (1.9%)
 ....................................................................................................
                  50,000   Accuride Corp. sr. sub. notes Ser. B,
                           9 1/4s, 2008                                                     50,000
 ....................................................................................................
                 120,000   Aftermarket Technology Corp. sr. sub.
                           notes 12s, 2004                                                 126,000
 ....................................................................................................
              10,685,000   Chrysler Corp. deb. Ser. B, 7.45s, 2097                      12,151,409
 ....................................................................................................
               2,335,000   Ford Motor Co. bonds 6 5/8s, 2028                             2,397,882
 ....................................................................................................
               1,000,000   Hayes Wheels International, Inc. 144A
                           sr. sub. notes 9 1/8s, 2007                                   1,045,000
 ....................................................................................................
               1,000,000   Lear Corp. sub. notes 9 1/2s, 2006                            1,102,500
 ....................................................................................................
               1,250,000   Navistar International Corp. sr. notes
                           Ser. B, 8s, 2008                                              1,271,875
 ....................................................................................................
               1,000,000   Safety Components International, Inc.
                           sr. sub. notes Ser. B, 10 1/8s, 2007                            980,000
----------------------------------------------------------------------------------------------------
                                                                                        19,124,666
----------------------------------------------------------------------------------------------------
Banks (2.2%)
 ....................................................................................................
               1,000,000   Chevy Chase Savings Bank Inc. sub. deb.
                           9 1/4s, 2008                                                  1,000,000
 ....................................................................................................
               1,400,000   Firstar Bank Milwaukee sr. bank notes
                           6 1/4s, 2002                                                  1,434,706
 ....................................................................................................
               3,790,000   Firstar Capital Trust I company guaranty
                           Ser. B, 8.32s, 2026                                           4,213,343
 ....................................................................................................
               2,350,000   Fuji JGB Inv. LLC 144A FLIRB 9.87s,
                           2049 (Japan)                                                  1,680,885
 ....................................................................................................
               4,200,000   Merita Bank Ltd. sub. notes 6 1/2s,
                           2006 (Finland)                                                4,276,356
 ....................................................................................................
               1,000,000   Riggs Capital Trust 144A company
                           guaranty 8 7/8s, 2027                                         1,051,870
 ....................................................................................................
               7,000,000   Scotland International Finance 144A
                           sub. notes 8.85s, 2006 (Netherlands)                          8,168,650
----------------------------------------------------------------------------------------------------
                                                                                        21,825,810
----------------------------------------------------------------------------------------------------
Basic Industrial Products (0.2%)
 ....................................................................................................
                 755,000   American Standard Companies, Inc.
                           sr. notes 7 3/8s, 2008                                          755,000
 ....................................................................................................
                 500,000   Ball Corp. 144A sr. sub. notes 8 1/4s, 2008                     523,750
 ....................................................................................................
               1,000,000   Owens-Illinois, Inc. sr. notes 8.1s, 2007                     1,058,890
----------------------------------------------------------------------------------------------------
                                                                                         2,337,640
----------------------------------------------------------------------------------------------------
Beverages (0.1%)
 ....................................................................................................
               1,000,000   Canandaigua Wine Co. sr. sub. notes
                           Ser. C, 8 3/4s, 2003                                          1,030,000
----------------------------------------------------------------------------------------------------
Broadcasting (1.5%)
 ....................................................................................................
               1,150,000   Capstar Broadcasting sr. sub. notes
                           9 1/4s, 2007                                                  1,196,000
 ....................................................................................................
                 130,000   Chancellor Media Corp. sr.sub notes
                           Ser. B, 8 1/8s, 2007                                            130,000
 ....................................................................................................
                 910,000   Chancellor Media Corp. 144A sr. notes
                           8s, 2008                                                        930,475
 ....................................................................................................
                 330,000   Fox Family Worldwide, Inc. sr. notes
                           9 1/4s, 2007                                                    326,700
 ....................................................................................................
               1,000,000   Fox/Liberty Networks LLC sr. notes
                           8 7/8s, 2007                                                  1,020,000
 ....................................................................................................
               1,000,000   Granite Broadcasting Corp. sr. sub.
                           notes 8 7/8s, 2008                                              950,000
 ....................................................................................................
               1,000,000   Jacor Communications, Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                 1,085,000
 ....................................................................................................
               1,000,000   Paramount Communications, Inc. deb.
                           7 1/2s, 2023                                                  1,012,110
 ....................................................................................................
               5,000,000   Paramount Communications Inc.
                           sr. notes 7 1/2s, 2002                                        5,217,650
 ....................................................................................................
               1,000,000   Sinclair Broadcast Group, Inc. sr. sub.
                           notes 8 3/4s, 2007                                            1,010,000
 ....................................................................................................
               1,000,000   Time Warner Telecom Inc. sr. notes
                           9 3/4s, 2008                                                  1,045,000
 ....................................................................................................
               1,000,000   Young Broadcasting Inc. company
                           guaranty Ser. B, 8 3/4s, 2007                                 1,005,000
----------------------------------------------------------------------------------------------------
                                                                                        14,927,935
----------------------------------------------------------------------------------------------------
Building Products (0.1%)
 ....................................................................................................
               1,000,000   Southdown, Inc. sr. sub. notes
                           Ser. B, 10s, 2006                                             1,080,000
----------------------------------------------------------------------------------------------------
Business Equipment and Services (0.4%)
 ....................................................................................................
               1,000,000   Cex Holdings, Inc. company guaranty
                           Ser. B, 9 5/8s, 2008                                            900,000
 ....................................................................................................
               1,000,000   Iron Mountain, Inc. company guaranty
                           8 3/4s, 2009                                                  1,030,000
 ....................................................................................................
               1,000,000   Pierce Leahy Corp. sr. sub. notes
                           11 1/8s, 2006                                                 1,095,000
 ....................................................................................................
               1,000,000   U.S. Office Products Co. company
                           guaranty 9 3/4s, 2008                                           630,000
 ....................................................................................................
                  90,000   United Stationer Supply, Inc. 144A
                           8 3/8s, 2008                                                     89,802
----------------------------------------------------------------------------------------------------
                                                                                         3,744,802
----------------------------------------------------------------------------------------------------
Cable Television (0.9%)
 ....................................................................................................
               1,000,000   Adelphia Communications Corp.
                           sr. notes Ser. B, 9 7/8s, 2007                                1,106,250
 ....................................................................................................
               1,000,000   Comcast Corp. sr. sub. notes 9 1/2s, 2008                     1,046,180
 ....................................................................................................
               1,000,000   CSC Holdings, Inc. sr. notes 7 7/8s, 2007                     1,054,000
 ....................................................................................................
                 500,000   CSC Holdings, Inc. sr. notes 7 1/4s, 2008                       506,850
 ....................................................................................................
               1,000,000   Diamond Cable Communication Co.
                           sr. disc. notes stepped-coupon
                           zero % (10 3/4s, 2/15/02), 2007
                           (United Kingdom) (STP)                                          710,000
 ....................................................................................................
               1,000,000   Lenfest Communications, Inc. sr. sub.
                           notes 10 1/2s, 2006                                           1,170,000
 ....................................................................................................
               1,250,000   Marcus Cable Co. (L.P.) sr. disc.
                           notes stepped-coupon zero %
                           (14 1/4s, 6/15/00), 2005 (STP)                                1,193,750
 ....................................................................................................
               1,000,000   SFX Broadcasting, Inc. sr. sub. notes
                           Ser. B, 10 3/4s, 2006                                         1,110,000
 ....................................................................................................
               1,000,000   Telewest Communications PLC deb.
                           9 5/8s, 2006 (United Kingdom)                                 1,020,000
----------------------------------------------------------------------------------------------------
                                                                                         8,917,030
----------------------------------------------------------------------------------------------------
Cellular Communications (0.2%)
 ....................................................................................................
               2,820,000   NEXTEL Communications, Inc. sr. disc.
                           notes stepped-coupon zero % (9.95s,
                           2/15/03), 2008 (STP)                                          1,692,000
 ....................................................................................................
                 570,000   NEXTEL Communications, Inc. 144A
                           sr. notes 12s, 2008                                             632,700
 ....................................................................................................
                  40,000   Price Communications Wireless, Inc.
                           144A sr. notes 9 1/8s, 2006                                      40,200
----------------------------------------------------------------------------------------------------
                                                                                         2,364,900
----------------------------------------------------------------------------------------------------
Chemicals (0.4%)
 ....................................................................................................
               1,000,000   Geo Specialty Chemicals, Inc. 144A
                           sr. sub. notes 10 1/8s, 2008                                    970,000
 ....................................................................................................
               2,210,000   Monsanto Co. 144A deb. 6.6s, 2028                             2,202,751
 ....................................................................................................
                 750,000   Pioneer Americas Acquisition 144A
                           sr. notes 9 1/4s, 2007                                          585,000
----------------------------------------------------------------------------------------------------
                                                                                         3,757,751
----------------------------------------------------------------------------------------------------
Coal (0.1%)
 ....................................................................................................
                 500,000   P & L Coal Holdings Corp. company
                           guaranty Ser. B, 8 7/8s, 2008                                   510,000
----------------------------------------------------------------------------------------------------
Computer Services (0.1%)
 ....................................................................................................
                 330,000   PSINet, Inc. 144A sr. notes 11 1/2s,
                           2008                                                            344,850
 ....................................................................................................
               1,000,000   Unisys Corp. sr. notes 7 7/8s, 2008                           1,060,000
----------------------------------------------------------------------------------------------------
                                                                                         1,404,850
----------------------------------------------------------------------------------------------------
Conglomerates (1.1%)
 ....................................................................................................
               3,411,000   Allied Corp. notes 6 1/8s, 2005                               3,437,845
 ....................................................................................................
               3,990,000   Tyco International Ltd. company
                           guaranty 6 3/8s, 2005                                         4,067,326
 ....................................................................................................
               3,715,000   Tyco International Ltd. company
                           guaranty 6 1/4s, 2003                                         3,753,004
----------------------------------------------------------------------------------------------------
                                                                                        11,258,175
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.1%)
 ....................................................................................................
               1,000,000   Doane Products Co. 144A sr. sub. notes
                           9 3/4s, 2007                                                  1,022,500
----------------------------------------------------------------------------------------------------
Consumer Products (0.8%)
 ....................................................................................................
               8,065,000   Diageo PLC company guaranty 6 1/8s,
                           2005 (United Kingdom)                                         8,328,484
----------------------------------------------------------------------------------------------------
Consumer Services (0.4%)
 ....................................................................................................
               4,100,000   McDonald's Corp. notes 6s, 2002                               4,190,569
 ....................................................................................................
                  11,000   Protection One, Inc. sr. disc. notes
                           stepped-coupon zero %(13 5/8s,
                           6/30/00), 2005 (STP)                                             12,485
----------------------------------------------------------------------------------------------------
                                                                                         4,203,054
----------------------------------------------------------------------------------------------------
Cosmetics (0.2%)
 ....................................................................................................
               1,000,000   French Fragrances, Inc. sr. notes Ser. B,
                           10 3/8s, 2007                                                   987,500
 ....................................................................................................
               1,000,000   Revlon Consumer Products sr. sub. notes
                           8 5/8s, 2008                                                    910,000
----------------------------------------------------------------------------------------------------
                                                                                         1,897,500
----------------------------------------------------------------------------------------------------
Electric Utilities (3.7%)
 ....................................................................................................
               1,140,000   Cleveland Electric Illuminating Co.
                           144A bonds 6.86s, 2008                                        1,151,400
 ....................................................................................................
               3,550,000   Connecticut Light & Power Co.
                           1st mtge. Ser. A, 7 7/8s, 2001                                3,670,203
 ....................................................................................................
               3,550,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         3,571,052
 ....................................................................................................
               1,866,992   Midland Funding Corp. I deb. Ser. C-94,
                           10.33s, 2002                                                  1,991,445
 ....................................................................................................
                 500,000   Niagara Mohawk Power Corp. sr. disc.
                           notes Ser. H, stepped-coupon zero %
                           (8 1/2s, 7/1/03), 2010 (STP)                                    385,000
 ....................................................................................................
               2,460,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          2,688,263
 ....................................................................................................
                 370,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. F, 7 5/8s, 2005                                            389,754
 ....................................................................................................
                 894,769   Northeast Utilities System notes
                           Ser. A, 8.58s, 2006                                             955,551
 ....................................................................................................
               7,750,000   Ohio Edison Co. med. term notes
                           7 3/8s, 2023                                                  8,438,200
 ....................................................................................................
               4,000,000   Southwestern Public Service Co.
                           1st mtge. 8.2s, 2022                                          4,381,000
 ....................................................................................................
               4,475,000   Teco Energy, Inc. notes 5.54s, 2001                           4,416,825
 ....................................................................................................
               5,000,000   West Penn. Power Co. 1st mtge.
                           7 7/8s, 2022                                                  5,368,350
----------------------------------------------------------------------------------------------------
                                                                                        37,407,043
----------------------------------------------------------------------------------------------------
Electronic Components (0.2%)
 ....................................................................................................
               1,500,000   Flextronics International Ltd. sr.
                           sub. notes Ser. B, 8 3/4s, 2007                               1,541,250
----------------------------------------------------------------------------------------------------
Energy-Related (0.5%)
 ....................................................................................................
               4,985,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         5,339,434
 ....................................................................................................
                 160,000   Calpine Corp. sr. notes 7 7/8s, 2008                            156,000
----------------------------------------------------------------------------------------------------
                                                                                         5,495,434
----------------------------------------------------------------------------------------------------
Entertainment (0.1%)
 ....................................................................................................
               1,000,000   Premier Parks, Inc. sr. notes 9 1/4s, 2006                    1,042,500
----------------------------------------------------------------------------------------------------
Environmental Control (0.1%)
 ....................................................................................................
               1,000,000   Allied Waste Industries, Inc. 144A
                           sr. notes 7 7/8s, 2009                                        1,012,500
----------------------------------------------------------------------------------------------------
Financial Services (7.3%)
 ....................................................................................................
               1,000,000   Aames Financial Corp. sr. notes
                           9 1/8s, 2003                                                    600,000
 ....................................................................................................
               3,515,000   AFC Capital Trust company guaranty
                           Ser. B, 8.027s, 2027                                          4,012,759
 ....................................................................................................
               1,595,000   Allstate Financing II company guaranty
                           7.83s, 2045                                                   1,766,351
 ....................................................................................................
               5,145,000   American General Institute 144A
                           company guaranty Ser. B, 8 1/8s, 2046                         5,905,174
 ....................................................................................................
               7,000,000   Associates First Capital Corp. sr. notes
                           6 1/4s, 2008                                                  7,256,123
 ....................................................................................................
               3,680,000   Citicorp sub. notes 6 3/8s, 2008                              3,808,910
 ....................................................................................................
               1,250,000   Finova Capital Corp. notes 6 1/4s, 2002                       1,261,100
 ....................................................................................................
               2,701,000   Fleet Financial Group, Inc. sub. deb.
                           6 7/8s, 2028                                                  2,835,321
 ....................................................................................................
               6,730,000   Ford Motor Credit Corp. notes 8.2s, 2002                      7,258,709
 ....................................................................................................
               2,239,000   Ford Motor Credit Corp. sr. notes
                           6s, 2003                                                      2,276,526
 ....................................................................................................
                 525,000   Ford Motor Credit Corp. notes
                           5 1/8s, 2001                                                    522,480
 ....................................................................................................
               2,190,000   Household Finance Corp. notes
                           6 1/2s, 2008                                                  2,278,739
 ....................................................................................................
               4,000,000   International Lease Finance Corp. notes
                           6 1/2s, 1999                                                  4,030,800
 ....................................................................................................
               4,080,000   Lehman Bros Holdings, Inc. notes
                           6 1/4s, 2003                                                  4,043,076
 ....................................................................................................
               2,520,000   Merrill Lynch & Co., Inc. med. term notes
                           6.13s, 2003                                                   2,570,148
 ....................................................................................................
               2,620,000   Newcourt Credit Group, Inc. 144A
                           company guaranty 7 1/8s, 2003                                 2,595,529
 ....................................................................................................
               2,105,000   Norwest Corp. med. term sr. notes
                           Ser. J, 6 3/4s, 2027                                          2,184,359
 ....................................................................................................
               1,470,000   Orange Cogen Funding 144A company
                           guaranty 8.175s, 2022                                         1,561,287
 ....................................................................................................
               2,660,000   Salomon, Inc. sr. notes 6 3/4s, 2003                          2,733,123
 ....................................................................................................
               2,270,000   Sampoerna International Finance Co.
                           144A company guaranty 8 3/8s, 2006
                           (Indonesia)                                                   1,157,700
 ....................................................................................................
               3,645,000   Sears Roebuck Acceptance Corp. notes
                           6 1/2s, 2028                                                  3,601,953
 ....................................................................................................
               2,070,000   State Street Institution 144A company
                           guaranty 7.94s, 2026                                          2,323,451
 ....................................................................................................
               6,005,000   Tig Capital Trust I 144A bonds
                           8.597s, 2027                                                  6,566,768
----------------------------------------------------------------------------------------------------
                                                                                        73,150,386
----------------------------------------------------------------------------------------------------
Food and Beverages (0.2%)
 ....................................................................................................
               1,000,000   Ameriserve Food Co. company guaranty
                           8 7/8s, 2006                                                    940,000
 ....................................................................................................
               1,000,000   Aurora Foods, Inc. sr. sub. notes
                           Ser. B, 9 7/8s, 2007                                          1,090,000
----------------------------------------------------------------------------------------------------
                                                                                         2,030,000
----------------------------------------------------------------------------------------------------
Food Chains (0.1%)
 ....................................................................................................
               1,500,000   Southland Corp. deb. Ser. A, 4 1/2s, 2004                     1,275,000
----------------------------------------------------------------------------------------------------
Gaming (0.9%)
 ....................................................................................................
               1,000,000   Argosy Gaming Co. company guaranty
                           13 1/4s, 2004                                                 1,121,250
 ....................................................................................................
               1,000,000   Circus Circus Enterprises, Inc. sr. notes
                           6.45s, 2006                                                     898,680
 ....................................................................................................
               1,000,000   Coast Hotels & Casinos, Inc. 1st mtge.
                           company guaranty Ser. B, 13s, 2002                            1,125,000
 ....................................................................................................
               1,000,000   Harrahs Entertainment, Inc. company
                           guaranty 7 7/8s, 2005                                           995,000
 ....................................................................................................
               3,575,000   Mashantucket Pequot Tribe 144A bonds
                           Ser. A, FSA, 6.57s, 2013                                      3,561,594
 ....................................................................................................
               1,000,000   Park Place Entertainment sr. sub. notes
                           7 7/8s, 2005                                                  1,005,000
----------------------------------------------------------------------------------------------------
                                                                                         8,706,524
----------------------------------------------------------------------------------------------------
Health Care (0.7%)
 ....................................................................................................
               1,000,000   Integrated Health Services, Inc. sr. sub.
                           notes Ser. A, 9 1/4s, 2008                                      940,000
 ....................................................................................................
               1,000,000   MedPartners, Inc. sr. sub. notes
                           6 7/8s, 2000                                                    860,570
 ....................................................................................................
               1,000,000   Multicare Cos., Inc. sr. sub. notes
                           9s, 2007                                                        920,000
 ....................................................................................................
               1,000,000   Quorum Health Group, Inc. sr. sub.
                           notes 8 3/4s, 2005                                            1,000,000
 ....................................................................................................
               3,430,000   Tenet Healthcare Corp. sr. notes 8s, 2005                     3,481,450
----------------------------------------------------------------------------------------------------
                                                                                         7,202,020
----------------------------------------------------------------------------------------------------
Hotels (0.1%)
 ....................................................................................................
               1,000,000   HMH Properties, Inc. company guaranty
                           Ser. B, 7 7/8s, 2008                                            972,500
----------------------------------------------------------------------------------------------------
Insurance (3.8%)
 ....................................................................................................
               8,000,000   AMBAC Indemnity Corp. deb.
                           9 3/8s, 2011                                                 10,442,800
 ....................................................................................................
               2,000,000   Fletcher Challenge Finance USA Ltd.
                           gtd. notes 9s, 1999 (New Zealand)                             2,028,060
 ....................................................................................................
               1,000,000   GS Escrow Corp. sr. notes 7 1/8s, 2005                          981,640
 ....................................................................................................
               1,000,000   GS Escrow Corp. sr. notes 6 3/4s, 2001                          982,900
 ....................................................................................................
               6,030,000   Hartford Life, Inc. deb. 7.65s, 2027 (ITT)                    6,718,505
 ....................................................................................................
               2,970,000   Hartford Life, Inc. notes 7.1s, 2007 (ITT)                    3,183,840
 ....................................................................................................
               4,655,000   Phoenix Home Life Mutual Insurance
                           Co. 144A notes 6.95s, 2006                                    4,914,842
 ....................................................................................................
               3,980,000   Provident Companies, Inc. bonds
                           7.405s, 2038                                                  4,089,450
 ....................................................................................................
               1,000,000   Reliance Group Holdings, Inc. sr. notes
                           9s, 2000                                                      1,041,550
 ....................................................................................................
               3,360,000   UNUM Corp. notes 6 3/4s, 2028                                 3,360,000
----------------------------------------------------------------------------------------------------
                                                                                        37,743,587
----------------------------------------------------------------------------------------------------
Lodging (0.1%)
 ....................................................................................................
               1,250,000   Host Marriott Travel Plaza sr. notes
                           Ser. B, 9 1/2s, 2005                                          1,309,375
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (0.2%)
 ....................................................................................................
               1,000,000   ALARIS Medical Systems, Inc. company
                           guaranty 9 3/4s, 2006                                         1,020,000
 ....................................................................................................
                 500,000   Leiner Health Products sr. sub. notes
                           9 5/8s, 2007                                                    520,000
----------------------------------------------------------------------------------------------------
                                                                                         1,540,000
----------------------------------------------------------------------------------------------------
Motion Picture Distribution (0.1%)
 ....................................................................................................
                 575,000   Cinemark USA, Inc. sr. sub. notes
                           9 5/8s, 2008                                                    602,313
----------------------------------------------------------------------------------------------------
Nursing Homes (0.1%)
 ....................................................................................................
                 490,000   Sun Healthcare Group, Inc. sr. sub.
                           notes Ser. B, 9 1/2s, 2007                                      396,900
----------------------------------------------------------------------------------------------------
Office Equipment (0.6%)
 ....................................................................................................
               5,555,000   Newell Co. notes 6.35s, 2008                                  5,796,865
----------------------------------------------------------------------------------------------------
Oil and Gas (2.2%)
 ....................................................................................................
               1,000,000   Chesapeake Energy Corp. company
                           guaranty Ser. B, 9 5/8s, 2005                                   770,000
 ....................................................................................................
                 500,000   Gulf Canada Resources Ltd. sr. sub. notes
                           9 5/8s, 2005 (Canada)                                           522,500
 ....................................................................................................
               2,000,000   Imperial Oil Ltd. deb. 8 3/4s, 2019
                           (Canada)                                                      2,122,940
 ....................................................................................................
              10,000,000   Norsk Hydro AS deb. 7.15s, 2025
                           (Norway)                                                     10,332,700
 ....................................................................................................
                 140,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 7/8s, 2007                                            135,800
 ....................................................................................................
                 300,000   Ocean Energy, Inc. company guaranty
                           Ser. B, 8 3/8s, 2008                                            280,500
 ....................................................................................................
               1,050,000   Petro Geo-Services AS ADR notes
                           7 1/2s, 2007 (Norway)                                         1,086,939
 ....................................................................................................
               1,000,000   Snyder Oil Corp. sr. sub. notes
                           8 3/4s, 2007                                                    960,000
 ....................................................................................................
               5,000,000   Trans-Canada PipeLines Ltd. deb.
                           8 5/8s, 2012 (Canada)                                         5,963,450
----------------------------------------------------------------------------------------------------
                                                                                        22,174,829
----------------------------------------------------------------------------------------------------
Paging (0.1%)
 ....................................................................................................
               1,000,000   Mobile Telecommunications Tech.
                           sr. notes 13 1/2s, 2002                                       1,120,000
----------------------------------------------------------------------------------------------------
Paper and Forest Products (0.3%)
 ....................................................................................................
                 710,000   Boise Cascade Co. med. term notes
                           Ser. A, 7.43s, 2005                                             701,445
 ....................................................................................................
               1,000,000   Consumers International 144A sr. notes
                           10 1/4s, 2005                                                 1,045,000
 ....................................................................................................
                 660,000   Repap New Brunswick sr. notes 9s,
                           2004 (Canada)                                                   594,000
 ....................................................................................................
               1,000,000   Riverwood International Corp. company
                           guaranty 10 1/4s, 2006                                          980,000
----------------------------------------------------------------------------------------------------
                                                                                         3,320,445
----------------------------------------------------------------------------------------------------
Publishing (0.4%)
 ....................................................................................................
               1,000,000   American Media Operation, Inc. sr. sub.
                           notes 11 5/8s, 2004                                           1,025,000
 ....................................................................................................
               2,000,000   Garden State Newspapers, Inc. sr. sub.
                           notes Ser. B, 8 3/4s, 2009                                    2,010,000
 ....................................................................................................
               1,000,000   Hollinger International Publishing,
                           Inc. company guaranty 9 1/4s, 2007                            1,050,000
----------------------------------------------------------------------------------------------------
                                                                                         4,085,000
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.5%)
 ....................................................................................................
                 970,000   EOP Operating L.P. sr. notes 6 3/4s, 2008                       953,801
 ....................................................................................................
               4,060,000   Equity Residential Properties notes
                           6.63s, 2005                                                   4,006,246
----------------------------------------------------------------------------------------------------
                                                                                         4,960,047
----------------------------------------------------------------------------------------------------
Retail (0.4%)
 ....................................................................................................
               1,000,000   Fred Meyer, Inc. company guaranty
                           7.45s, 2008                                                   1,078,980
 ....................................................................................................
                 600,000   K mart Corp. med. term notes
                           7.76s, 2002                                                     606,108
 ....................................................................................................
                 400,000   K mart Corp. med. term notes
                           7.74s, 2002                                                     403,800
 ....................................................................................................
               1,000,000   NBTY Inc. 144A sr. sub. notes
                           8 5/8s, 2007                                                    975,000
 ....................................................................................................
                 500,000   William Carter Co. sr. sub. notes Ser. A,
                           10 3/8s, 2006                                                   537,500
----------------------------------------------------------------------------------------------------
                                                                                         3,601,388
----------------------------------------------------------------------------------------------------
Satellite Services (--%)
 ....................................................................................................
                  60,000   TCI Satellite Entertainment, Inc. sr. sub.
                           notes 10 7/8s, 2007                                              19,200
----------------------------------------------------------------------------------------------------
Semiconductors (0.1%)
 ....................................................................................................
               1,000,000   Fairchild Semiconductor Corp. sr. sub.
                           notes 10 1/8s, 2007                                           1,000,000
----------------------------------------------------------------------------------------------------
Specialty Consumer Products (0.5%)
 ....................................................................................................
               4,980,000   US West Capital Funding, Inc. company
                           guaranty 6 1/4s, 2005                                         5,150,665
----------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
 ....................................................................................................
               1,000,000   Global Crossing Holdings, Ltd.
                           company guaranty 9 5/8s, 2008                                 1,045,000
 ....................................................................................................
                 600,000   Hyperion Telecommunications Corp.,
                           Inc. sr. notes Ser. B, 12 1/4s, 2004                            606,000
 ....................................................................................................
               1,210,000   Intermedia Communications, Inc. sr.
                           notes Ser. B, 8.6s, 2008                                      1,155,550
 ....................................................................................................
                 550,000   International Cabletel, Inc. sr. notes
                           stepped-coupon Ser. B, zero %
                           (11 1/2s, 2/01/01), 2006 (STP)                                  462,000
 ....................................................................................................
               1,000,000   MetroNet Communications 12s, 2007                             1,110,000
 ....................................................................................................
                 840,000   MetroNet Communications Corp. 144A
                           sr. notes 10 5/8s, 2008                                         890,400
 ....................................................................................................
                 290,000   NTL Inc. 144A sr. notes 11 1/2s, 2008
                           (United Kingdom)                                                316,100
 ....................................................................................................
               1,000,000   NTL Inc. sr. notes Ser. B, 10s, 2007
                           (United Kingdom)                                              1,020,000
 ....................................................................................................
               1,000,000   Qwest Communications International,
                           Inc. sr. disc. notes stepped-coupon
                           zero % (8.29s, 2/1/03), 2008 (STP)                              750,000
 ....................................................................................................
               2,905,000   Sprint Capital Corp. company guaranty
                           5.7s, 2003                                                    2,905,291
 ....................................................................................................
               1,000,000   Telecommunications Techniques, Inc.
                           company guaranty 9 3/4s, 2008                                   970,000
 ....................................................................................................
                 110,000   WinStar Equipment Corp. company
                           guaranty 12 1/2s, 2004                                          110,550
----------------------------------------------------------------------------------------------------
                                                                                        11,340,891
----------------------------------------------------------------------------------------------------
Telephone Services (0.8%)
 ....................................................................................................
               4,025,000   Bell South Telecommunications notes
                           6s, 2002                                                      4,130,697
 ....................................................................................................
               1,000,000   Flag Ltd. 144A sr. notes 8 1/4s, 2008
                           (Bermuda)                                                       980,000
 ....................................................................................................
               2,000,000   ICG Services, Inc. sr. disc. notes
                           stepped-coupon zero % (9 7/8s,
                           5/1/03), 2008 (STP)                                           1,000,000
 ....................................................................................................
               1,935,000   U S West, Inc. notes 5 5/8s, 2008                             1,953,131
----------------------------------------------------------------------------------------------------
                                                                                         8,063,828
----------------------------------------------------------------------------------------------------
Tobacco (0.6%)
 ....................................................................................................
                 840,000   Philip Morris Cos., Inc. notes 7 1/2s, 2004                     907,670
 ....................................................................................................
               2,705,000   Philip Morris Cos., Inc. notes 7 1/4s, 2003                   2,863,946
 ....................................................................................................
               1,750,000   Philip Morris Cos., Inc. notes 7 1/8s, 2004                   1,866,550
----------------------------------------------------------------------------------------------------
                                                                                         5,638,166
----------------------------------------------------------------------------------------------------
Utilities (1.0%)
 ....................................................................................................
               3,610,000   Arizona Public Service Co. sr. notes
                           6 3/4s, 2006                                                  3,808,694
 ....................................................................................................
               1,415,000   CMS Energy Corp. sr. notes 8 1/8s, 2002                       1,467,850
 ....................................................................................................
               3,000,000   Monongahela Power Co. 1st mtge.
                           8 5/8s, 2021                                                  3,169,680
 ....................................................................................................
               1,670,000   Public Service of New Mexico Co.
                           sr. notes Ser. B, 7 1/2s, 2018                                1,662,752
----------------------------------------------------------------------------------------------------
                                                                                        10,108,976
----------------------------------------------------------------------------------------------------
Wireless Communications (0.1%)
 ....................................................................................................
               1,000,000   Allbritton Communications Co. sr.
                           sub. notes Ser. B, 8 7/8s, 2008                               1,007,500
 ....................................................................................................
                 240,000   Comcast Cellular Holdings sr. notes
                           Ser. B, 9 1/2s, 2007                                            255,000
----------------------------------------------------------------------------------------------------
                                                                                         1,262,500
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $382,683,988)                                        $390,547,329
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (35.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
U.S. Government Agency Mortgage (28.5%)
 ....................................................................................................
              $8,661,932   Federal Home Loan Mortgage Corp.
                           5 1/2s, with due dates from
                           March 1, 2011 to April 1, 2011                               $8,553,657
 ....................................................................................................
              35,305,000   Federal National Mortgage Association
                           6s, TBA, 2029                                                34,841,445
 ....................................................................................................
                           Federal National Mortgage Association
                           Pass-through Certificates
 ....................................................................................................
               4,437,493     7s, Dwarf, with due dates from
                             January 1, 2008 to February 1, 2013                         4,531,789
 ....................................................................................................
              36,928,579     6 1/2s, with due dates from
                             April 1, 2024 to December 1, 2028                          37,172,081
 ....................................................................................................
               3,901,131     6 1/2s, Dwarf, with due dates from
                             February 1, 2013 to August 1, 2013                          3,955,981
 ....................................................................................................
              45,666,203     6s, Dwarf, with due dates from
                             July 1, 2012 to December 1, 2013                           45,780,369
 ....................................................................................................
               9,220,000     5.94s, med-term notes,
                             December 12, 2005                                           9,572,942
 ....................................................................................................
              13,070,000   Government National Mortgage
                           Association 8s, TBA, January 15, 2029                        13,584,566
 ....................................................................................................
                           Government National Mortgage
                           Association Pass-through Certificates
 ....................................................................................................
              15,007,819     8s, with due dates from
                             July 15, 2024 to February 15, 2028                         15,600,296
 ....................................................................................................
                 102,729     7 3/8s, June 20, 2022                                         104,511
 ....................................................................................................
              82,770,814     7s, with due dates from
                             May 15, 2024 to December 15, 2028                          84,686,355
 ....................................................................................................
              27,465,033     6 1/2s, with due dates from
                             February 15, 2026 to
                             December 15, 2028                                          27,739,675
----------------------------------------------------------------------------------------------------
                                                                                       286,123,667
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (7.1%)
 ....................................................................................................
                           U.S. Treasury Bonds
 ....................................................................................................
                 865,000     7 1/2s, November 15, 2024                                   1,120,988
 ....................................................................................................
              22,040,000     6 1/8s, November 15, 2027                                  24,670,915
 ....................................................................................................
              36,401,000     5 1/2s, August 15, 2028                                    38,101,655
 ....................................................................................................
               1,140,000     5 1/4s, November 15, 2028                                   1,167,075
 ....................................................................................................
               5,560,000   U.S. Treasury Notes 5 7/8s, 2002 (SEG)                        5,778,897
----------------------------------------------------------------------------------------------------
                                                                                        70,839,530
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $354,871,013)                                        $356,963,197
----------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (12.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
                $787,728   Amresco Commercial Mortgage Funding I
                           Ser. 97-C1, Class A1, 6.73s, 2029                              $804,498
 ....................................................................................................
                           Chase Mortgage Finance Corp.
 ....................................................................................................
               1,680,000     Ser. 98-S2, Class A14, 6 3/4s, 2028                         1,691,025
 ....................................................................................................
               3,146,416     Ser. 94-1, Class B2, 6.601s, 2025                           3,089,387
 ....................................................................................................
                           Chase Mortgage Finance Corp. 144A
 ....................................................................................................
               4,038,837     Ser. 94-1, Class B3, 6.601s, 2025                           3,965,633
 ....................................................................................................
               4,935,430     Ser. 94-1, Class B4, 6.601s, 2025                           4,845,975
 ....................................................................................................
                           Commercial Mortgage Acceptance Corp.
 ....................................................................................................
               7,710,000     Ser. 97-ML1, Class A3, 6.57s, 2007                          8,067,792
 ....................................................................................................
               2,000,000     Ser. 97-ML1, Class A2, 6.53s, 2007                          2,079,375
 ....................................................................................................
               6,510,000     Ser. 98-C2, Class A2, 6.03s, 2008                           6,577,134
 ....................................................................................................
               1,297,498   Fannie Mae Strip Ser. 299, Class 2,
                           IO, 6.5s, 2028                                                  474,241
 ....................................................................................................
                           First Union-Lehman Brothers
                           Commercial Mortgage
 ....................................................................................................
               3,705,000     Ser. 98-C2, Class D, 6.778s, 2013                           3,525,105
 ....................................................................................................
               1,625,000     Ser. 97-C2, Class A3, 6.65s, 2008                           1,695,269
 ....................................................................................................
               2,390,000     Ser. 98-C2, Class A2, 6.56s, 2008                           2,481,119
 ....................................................................................................
              70,055,713     Ser. 98-C2, Interest Only (IO), 0.816s,
                             2028                                                        2,884,325
 ....................................................................................................
                           Freddie Mac Strip
 ....................................................................................................
               4,275,991     Ser. 192, IO, 6.5s, 2026                                      952,119
 ....................................................................................................
               1,297,498     Ser. 176, Principal Only (PO) zero %
                             2026                                                        1,078,140
 ....................................................................................................
               4,498,794     Ser. 177, PO, zero %, 2026                                  3,738,217
 ....................................................................................................
                           GMAC Commercial Mortgage
                           Securities Inc.
 ....................................................................................................
               2,932,000     Ser. 98-C1, Class E, 7.153s, 2011                           2,934,520
 ....................................................................................................
               2,400,000     Ser. 98-11, Class 2A4, 6 3/4s, 2028                         2,430,048
 ....................................................................................................
               4,024,525     Ser. 98-C1, Class A1, 6.44s, 2030                           4,122,780
 ....................................................................................................
               3,060,000     Ser. 98-C2, Class A2, 6.42s, 2008                           3,149,170
 ....................................................................................................
                           GS Mortgage Securities Corp. II
 ....................................................................................................
               1,310,000     Ser. 98-GLII, Class D, 7.191s, 2031                         1,274,384
 ....................................................................................................
                 890,000     Ser. 98-GLII, Class A2, 6.562s, 2031                          923,653
 ....................................................................................................
               3,142,000   Merrill Lynch Mortgage Investors, Inc.
                           Ser. 98-C2, Class D, 7.116s, 2030                             3,130,218
 ....................................................................................................
                           Morgan Stanley Capital I
 ....................................................................................................
               1,450,000     Ser. 96-WF1, Class A2, 7.218s, 2006                         1,540,172
 ....................................................................................................
              10,000,000     Ser. WF2, Class B, 6.63s, 2008                             10,406,250
 ....................................................................................................
                 241,420   Morgan Stanley Mortgage Trust Ser. W,
                           Class 5, 9.05s, 2018                                            258,470
 ....................................................................................................
               2,674,325   Paine Webber Mortgage Acceptance
                           Corp. Ser. 94-3, Class M1, 6 1/2s, 2024                       2,719,873
 ....................................................................................................
                           Prudential Home Mortgage Securities
                           Co. 144A
 ....................................................................................................
               3,200,000     Ser. 94-A, Class 3B3, 6.803s, 2024                          3,001,000
 ....................................................................................................
               4,717,898     Ser. 94-28, Class B1, 6.803s, 2001                          4,707,579
 ....................................................................................................
               9,000,000     Ser. 94-A, Class 1B3, 6.802s, 2024                          8,811,564
 ....................................................................................................
               2,557,106     Ser. 95-C, Class 2B, 7.84s, 2001                            2,528,339
 ....................................................................................................
               4,861,369     Ser. 93-31, Class B1, 6s, 2000                              4,794,528
 ....................................................................................................
               2,575,000   Residential Asset Securitization
                           Trust, Ser. 98-A12- A14, 8s, 2028                             2,694,899
 ....................................................................................................
              13,837,116   Securitized Asset Sales, Inc. Ser. 93-J,
                           Class 1B1, 6.808s, 2023                                      13,512,808
 ....................................................................................................
                 320,624   Travelers Mortgage Securities Corp.
                           coll. oblig. Ser. 1, Class Z2, 12s,
                           2014                                                            355,893
----------------------------------------------------------------------------------------------------
                           Total Collateralized
                           Mortgage Obligations
                           (cost $114,084,323)                                        $121,245,502
----------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (5.4%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $25,000,000   American Express Credit Account Master
                           Trust Ser. 96-1, Class A, 6.8s, 2003                        $25,812,500
 ....................................................................................................
              15,900,000   First USA, Ser. Mt-98-5, 5.735s, 2006                        15,803,109
 ....................................................................................................
               9,372,883   Green Tree Financial Corp. Ser. 93-3,
                           Class A5, 5 3/4s, 2018                                        9,355,262
 ....................................................................................................
               2,664,974   Green Tree Recreational Equipment &
                           Cons. Ser. 98-A, Class A1C, 6.18s, 2019                       2,698,182
----------------------------------------------------------------------------------------------------
                           Total Asset-Backed Securities
                           (cost $51,981,494)                                          $53,669,053
----------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT BONDS AND NOTES (3.1%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
DEM            5,520,000   Germany (Federal Republic of) Unity
                           Fund bonds 8s, 2002                                          $3,758,890
 ....................................................................................................
DEM           18,045,000   Germany (Federal Republic of) bonds
                           Ser. 98, 5 5/8s, 2028                                        12,217,461
 ....................................................................................................
              $9,200,000   Ontario (Province of) sr. unsub.
                           5 1/2s, 2008                                                  9,279,120
 ....................................................................................................
               5,715,000   Quebec (Province of) deb. Ser. NN,
                           7 1/8s, 2024                                                  6,240,323
----------------------------------------------------------------------------------------------------
                           Total Foreign Government
                           Bonds and Notes
                           (cost $28,996,590)                                          $31,495,794
----------------------------------------------------------------------------------------------------
UNITS (--%)(a) (cost $140,000)
----------------------------------------------------------------------------------------------------
Number of Units                                                                              Value
 ....................................................................................................
                 140,000   Birch Telecom, Inc. 144A units 14s, 2008                       $128,800
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.3%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
                   1,645   Centaur Funding Corp 144A 9.08% pfd.                         $1,689,645
 ....................................................................................................
               1,000,000   Fresenius Medical Capital Trust II
                           company guaranty, 7.875%, pfd. (Germany)                        992,500
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $2,627,500)                                            $2,682,145
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (10.9%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $20,000,000   Corporate Receivables Corp., effective
                           yield of 5.4s, January 20, 1999                             $19,943,000
 ....................................................................................................
              10,000,000   Eureka Securitization, effective yield of
                           5.05s, February 10, 1999                                      9,943,889
 ....................................................................................................
              25,000,000   Ford Motor Credit Corp., effective yield
                           of 4.99s, January 14, 1999                                   24,948,062
 ....................................................................................................
               5,000,000   USA Capital Corp., effective yield of 5s,
                           January 28, 1999                                              4,981,250
 ....................................................................................................
              49,106,000   Interest in $750,000,000 joint
                           tri-party repurchase agreement
                           dated December 31, 1998 with Goldman,
                           Sachs & Co. due January 4, 1999
                           with respect to various U.S. Treasury
                           obligations -- maturity value
                           of $49,131,644 for an effective yield
                           of 4.70%.                                                    49,112,411
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $108,928,612)                                        $108,928,612
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $1,044,313,520) (b)                                $1,065,660,432
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at December 31, 1998
(aggregate face value $64,081,179)
----------------------------------------------------------------------------------------------------
                                                       Aggregate     Delivery           Unrealized
                                 Market Value         Face Value         Date         Appreciation
 ....................................................................................................
Deutschemarks                     $14,068,249        $13,997,691      2/17/99              $70,558
 ....................................................................................................
Deutschemarks                      31,278,575         31,095,309      2/17/99              183,266
 ....................................................................................................
Deutschemarks                      19,054,265         18,988,179      2/17/99               66,086
----------------------------------------------------------------------------------------------------
                                                                                          $319,910
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at December 31, 1998
(aggregate face value $78,753,009)
----------------------------------------------------------------------------------------------------
                                       Market          Aggregate     Delivery           Unrealized
                                        Value         Face Value         Date         Depreciation
 ....................................................................................................
Deutschemarks                     $47,787,233        $47,532,857      2/17/99            $(254,376)
 ....................................................................................................
Deutschemarks                      17,100,494         17,017,098      2/17/99              (83,396)
 ....................................................................................................
Deutschemarks                      14,274,795         14,203,054      2/17/99              (71,741)
----------------------------------------------------------------------------------------------------
                                                                                         $(409,513)
----------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at December 31, 1998
----------------------------------------------------------------------------------------------------
                                                       Aggregate   Expiration           Unrealized
                                  Total Value         Face Value         Date         Appreciation
----------------------------------------------------------------------------------------------------
U.S. Treasury 20 Yr.
Bond (Long).                      $19,039,406        $19,021,506      Mar. 99              $17,900
----------------------------------------------------------------------------------------------------
See page 240 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Utilities Growth and Income Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (87.6%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Building and Construction (0.1%)
 ....................................................................................................
                 262,100   Willbros Group, Inc. (NON)                                   $1,457,931
----------------------------------------------------------------------------------------------------
Cellular Communications (0.3%)
 ....................................................................................................
                 191,900   PT Indosat ADR (Indonesia)                                    2,338,781
 ....................................................................................................
                   6,900   Tele Celular Sul Participacoes S.A.
                           (Brazil) (NON)                                                  120,319
 ....................................................................................................
                   1,340   Tele Leste Celular Participacoes S.A.
                           (Brazil)                                                         38,023
 ....................................................................................................
                   3,450   Tele Nordeste Celular Participacoes
                           S.A. ADR (Brazil)                                                63,825
 ....................................................................................................
                   1,340   Tele Norte Celular Participacoes S.A.
                           ADR (Brazil) (NON)                                               30,234
 ....................................................................................................
                  13,900   Tele Sudeste Celular Participacoes
                           S.A. ADR (Brazil)                                               287,556
 ....................................................................................................
                   3,450   Telemig Celular Participacoes S.A.
                           ADR (Brazil) (NON)                                               73,313
 ....................................................................................................
                  27,700   Telesp Celular Participacoes S.A. ADR
                           (Brazil)                                                        484,750
----------------------------------------------------------------------------------------------------
                                                                                         3,436,801
----------------------------------------------------------------------------------------------------
Conglomerates (0.4%)
 ....................................................................................................
                  88,000   Ogden Corp.                                                   2,205,500
 ....................................................................................................
                  62,600   Southwest Gas Corp.                                           1,682,375
----------------------------------------------------------------------------------------------------
                                                                                         3,887,875
----------------------------------------------------------------------------------------------------
Construction (0.1%)
 ....................................................................................................
                  56,500   Centrais Electricas Bras S. A. (Brazil)                         972,848
----------------------------------------------------------------------------------------------------
Electric Utilities (34.4%)
 ....................................................................................................
                  84,800   Ameren Corp.                                                  3,619,900
 ....................................................................................................
                 159,900   Baltimore Gas & Electric Co.                                  4,936,913
 ....................................................................................................
                 168,600   Carolina Power & Light Co.                                    7,934,738
 ....................................................................................................
                  55,400   Centrais Geradoras do Sul do Brasil
                           SA (Brazil)                                                      72,460
 ....................................................................................................
                  13,950   Chilectra S.A. 144A ADR (Chile)                                 303,413
 ....................................................................................................
                 240,200   CiNergy Corp.                                                 8,256,875
 ....................................................................................................
                 134,200   CMS Energy Corp. Class G                                      3,388,550
 ....................................................................................................
                  68,988   Companhia Energetica de Minas Gerais
                           ADR (Brazil)                                                  1,328,019
 ....................................................................................................
                 182,300   Companhia Paranaense de
                           Energia-Copel ADR (Brazil) (NON)                              1,298,888
 ....................................................................................................
                 166,800   Conectiv, Inc.                                                4,086,600
 ....................................................................................................
                 170,100   Consolidated Edison, Inc.                                     8,994,038
 ....................................................................................................
                 144,200   Dominion Resources, Inc.                                      6,741,350
 ....................................................................................................
                 464,800   DPL, Inc.                                                    10,051,300
 ....................................................................................................
                 655,002   Duke Energy Corp.                                            41,961,066
 ....................................................................................................
                 389,660   Edison International                                         10,861,773
 ....................................................................................................
                  33,800   EDP-Electricidade de Portugal, S.A. ADR
                           (Portugal) (NON)                                              1,506,213
 ....................................................................................................
                   9,610   Eletropaulo Metropolitana S.A. (Brazil)                         445,497
 ....................................................................................................
                   9,610   Empresa Bandeirante de Energia S.A.
                           (Brazil)                                                        103,419
 ....................................................................................................
                   9,610   Empresa Paulista de Transmissao de
                           Energia Electrica S.A. (Brazil)                                  27,684
 ....................................................................................................
                 182,300   Energy East Corp.                                            10,299,950
 ....................................................................................................
                 484,100   Entergy Corp.                                                15,067,613
 ....................................................................................................
                 153,600   Florida Progress Corp.                                        6,883,200
 ....................................................................................................
                 142,900   GPU, Inc.                                                     6,314,394
 ....................................................................................................
                  56,500   Hawaiian Electric Industries, Inc.                            2,274,125
 ....................................................................................................
                 266,500   Houston Industries, Inc.                                      8,561,313
 ....................................................................................................
                 349,800   Iberdola S.A. (Spain) (NON)                                   6,544,423
 ....................................................................................................
                 349,800   Korea Electric Power Corp. (South Korea)                      8,686,700
 ....................................................................................................
                   5,700   Light Participacoes, S.A. (Brazil)                                3,020
 ....................................................................................................
                  58,300   MidAmerican Energy Holdings Co.                               1,566,813
 ....................................................................................................
                 279,800   New Century Energies, Inc.                                   13,640,250
 ....................................................................................................
                  73,800   New England Electric Systems Inc.                             3,551,625
 ....................................................................................................
                 416,200   NIPSCO Industries, Inc.                                      12,668,088
 ....................................................................................................
                 647,100   Northeast Utilities Co. (NON)                                10,353,600
 ....................................................................................................
                 232,900   OGE Energy Corp. (NON)                                        6,754,100
 ....................................................................................................
                 347,800   P P & L Resources, Inc.                                       9,694,925
 ....................................................................................................
                 381,500   PacifiCorp                                                    8,035,344
 ....................................................................................................
                 239,500   Peco Energy Co.                                               9,969,188
 ....................................................................................................
                  88,500   Pinnacle West Capital Corp.                                   3,750,188
 ....................................................................................................
                 246,000   Potomac Electric Power Co.                                    6,472,875
 ....................................................................................................
                 157,980   Puget Sound Energy, Inc.                                      4,403,693
 ....................................................................................................
                 220,600   Scana Corp.                                                   7,114,350
 ....................................................................................................
                 326,898   Scottish Power PLC (United Kingdom)                           3,346,023
 ....................................................................................................
                 324,800   Sierra Pacific Resources                                     12,342,400
 ....................................................................................................
                  79,300   Southern Co.                                                  2,304,656
 ....................................................................................................
                 146,700   Teco Energy, Inc.                                             4,135,106
 ....................................................................................................
                 242,600   Texas Utilities Co.                                          11,326,388
 ....................................................................................................
                 305,400   TNP Enterprises, Inc.                                        11,586,113
 ....................................................................................................
                 197,600   Union Electrica Fenosa S.A. (Spain)                           3,418,420
 ....................................................................................................
                  56,500   UniSource Energy Corp. (NON)                                    762,750
 ....................................................................................................
                 113,100   United Illuminating Co.                                       5,824,650
 ....................................................................................................
                  92,000   Utilicorp United, Inc.                                        3,375,250
 ....................................................................................................
                 417,600   Wisconsin Energy Corp.                                       13,128,300
----------------------------------------------------------------------------------------------------
                                                                                       350,078,529
----------------------------------------------------------------------------------------------------
Energy-Related (0.7%)
 ....................................................................................................
                   9,610   Empresa Metropolitana de Aguas
                           Energia S.A. (Brazil)                                             9,944
 ....................................................................................................
                 239,200   KeySpan Energy                                                7,415,200
----------------------------------------------------------------------------------------------------
                                                                                         7,425,144
----------------------------------------------------------------------------------------------------
Gas Pipelines (4.4%)
 ....................................................................................................
                 368,300   Coastal Corp. (NON)                                          12,867,481
 ....................................................................................................
                 378,000   Dynegy, Inc.                                                  4,134,375
 ....................................................................................................
                 349,800   Enron Corp.                                                  19,960,463
 ....................................................................................................
                 135,400   Sonat, Inc.                                                   3,664,263
 ....................................................................................................
                 133,300   Williams Cos., Inc.                                           4,157,294
----------------------------------------------------------------------------------------------------
                                                                                        44,783,876
----------------------------------------------------------------------------------------------------
Gas Utilities (16.0%)
 ....................................................................................................
                 238,800   AGL Resources, Inc.                                           5,507,325
 ....................................................................................................
                 281,000   Atmos Energy Corp.                                            9,062,250
 ....................................................................................................
                 140,100   Bay State Gas Co.                                             5,577,731
 ....................................................................................................
                 131,000   Cascade Natural Gas Corp.                                     2,374,375
 ....................................................................................................
                 139,800   Central Hudson Gas & Electric                                 6,256,050
 ....................................................................................................
                 216,200   Columbia Gas System, Inc.                                    12,485,550
 ....................................................................................................
                  93,300   Connecticut Energy Corp. (NON)                                2,845,650
 ....................................................................................................
                 248,200   Eastern Enterprises                                          10,858,750
 ....................................................................................................
                 366,700   Energen Corp.                                                 7,150,650
 ....................................................................................................
                  67,900   Equitable Resources, Inc.                                     1,977,588
 ....................................................................................................
                  56,966   Indiana Energy, Inc. (NON)                                    1,402,788
 ....................................................................................................
                 208,300   K N Energy, Inc. (NON)                                        7,576,913
 ....................................................................................................
                  82,400   Laclede Gas Co.                                               2,204,200
 ....................................................................................................
                 203,200   MCN Corp.                                                     3,873,500
 ....................................................................................................
                 208,600   National Fuel Gas Co.                                         9,426,113
 ....................................................................................................
                  42,600   New Jersey Resources Corp.                                    1,682,700
 ....................................................................................................
                 189,900   NICOR Inc.                                                    8,023,275
 ....................................................................................................
                 281,200   Northwest Natural Gas Co.                                     7,276,050
 ....................................................................................................
                 143,200   NUI Corp.                                                     3,839,550
 ....................................................................................................
                 195,200   ONEOK, Inc.                                                   7,051,600
 ....................................................................................................
                 135,400   Peoples Energy Corp.                                          5,399,075
 ....................................................................................................
                 116,000   Piedmont Natural Gas Co., Inc.                                4,190,500
 ....................................................................................................
                  39,500   Providence Energy Corp.                                         829,500
 ....................................................................................................
                 122,600   Public Service Co. of North Carolina, Inc.                    3,187,600
 ....................................................................................................
                 146,700   Questar Corp. (NON)                                           2,842,313
 ....................................................................................................
                 506,255   Sempra Energy                                                12,846,221
 ....................................................................................................
                  46,500   South Jersey Industries, Inc.                                 1,217,719
 ....................................................................................................
                 175,000   Transportadora de Gas del Sur ADR
                           (Argentina) (NON)                                             1,771,875
 ....................................................................................................
                 116,700   Washington Gas Light Co.                                      3,165,488
 ....................................................................................................
                 157,900   Westcoast Energy, Inc.                                        3,138,263
 ....................................................................................................
                 179,300   WICOR, Inc. (NON)                                             3,910,981
 ....................................................................................................
                 119,100   Yankee Energy System, Inc.                                    3,468,788
----------------------------------------------------------------------------------------------------
                                                                                       162,420,931
----------------------------------------------------------------------------------------------------
Oil and Gas (1.1%)
 ....................................................................................................
                 319,400   El Paso Energy Corp.                                         11,119,113
 ....................................................................................................
                  17,000   Mitchell Energy & Development Corp.
                           Class B                                                         197,625
----------------------------------------------------------------------------------------------------
                                                                                        11,316,738
----------------------------------------------------------------------------------------------------
Pharmaceuticals (1.4%)
 ....................................................................................................
                 243,100   Pharmacia & Upjohn, Inc.                                     13,765,538
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.9%)
 ....................................................................................................
                 200,933   Equity Office Properties Trust                                4,822,392
 ....................................................................................................
                 100,900   Equity Residential Properties Trust                           4,080,144
----------------------------------------------------------------------------------------------------
                                                                                         8,902,536
----------------------------------------------------------------------------------------------------
Retail (0.1%)
 ....................................................................................................
                  75,200   Toys "R" US, Inc. (NON)                                       1,269,000
----------------------------------------------------------------------------------------------------
Satellite Services (0.3%)
 ....................................................................................................
                 209,200   Hellenic Telecommunication
                           Organization SA ADR (Greece) (NON)                            2,771,900
----------------------------------------------------------------------------------------------------
Telecommunications (1.0%)
 ....................................................................................................
                  50,090   ALLTEL Corp.                                                  2,996,008
 ....................................................................................................
                  85,300   Royal PTT Nederland N.V. ADR
                           (Netherlands)                                                 4,286,325
 ....................................................................................................
                 318,133   Telecom Italia SPA (Italy)                                    2,716,286
----------------------------------------------------------------------------------------------------
                                                                                         9,998,619
----------------------------------------------------------------------------------------------------
Telephone Services (2.8%)
 ....................................................................................................
                  64,000   British Telecommunications PLC ADR
                           (United Kingdom)                                              9,708,000
 ....................................................................................................
                 299,200   Cincinnati Bell, Inc.                                        11,313,500
 ....................................................................................................
                  69,300   Embratel Participacoes S.A. ADR (Brazil) (NON)                  965,869
 ....................................................................................................
                  56,500   Philippine Long Distance Telephone Co.
                           ADR (Philippines)                                             1,465,469
 ....................................................................................................
                 124,200   PT Telekomunikasi Indonesia ADR
                           (Indonesia)                                                     807,300
 ....................................................................................................
                  10,000   Sonera Group GDR 144A (Finland)                                 702,500
 ....................................................................................................
                  23,133   Tele Centro Oeste Celular Participacoes
                           ADR (Brazil) (NON)                                               67,953
 ....................................................................................................
                  13,900   Tele Centro Sul Participacoes S.A.
                           (Brazil) (NON)                                                  581,194
 ....................................................................................................
                  69,300   Tele Norte Leste Participacoes S.A. ADR
                           (Brazil) (NON)                                                  861,919
 ....................................................................................................
                  69,300   Telesp Participacoes S.A. ADR (Brazil)                        1,533,263
----------------------------------------------------------------------------------------------------
                                                                                        28,006,967
----------------------------------------------------------------------------------------------------
Telephone Utilities (23.4%)
 ....................................................................................................
                 649,200   American Telephone & Telegraph Co.                           48,852,300
 ....................................................................................................
                 396,300   Ameritech Corp.                                              25,115,513
 ....................................................................................................
                 486,056   Bell Atlantic Corp.                                          25,760,968
 ....................................................................................................
                 686,400   BellSouth Corp.                                              34,234,200
 ....................................................................................................
                  58,300   Cable & Wireless PLC ADR
                           (United Kingdom)                                              2,142,525
 ....................................................................................................
                 236,900   GTE Corp.                                                    15,398,500
 ....................................................................................................
                  50,800   Portugal Telecom S.A. ADR (Portugal)                          2,266,950
 ....................................................................................................
                 894,000   SBC Communications, Inc.                                     47,940,750
 ....................................................................................................
                 219,600   Sprint Corp.                                                 18,473,850
 ....................................................................................................
                  69,300   Telebras Co. ADR (Brazil)                                         7,580
 ....................................................................................................
                  56,500   Telecom Argentina S.A. ADR (Argentina)                        1,553,750
 ....................................................................................................
                  27,330   Telecom Corp. of New Zealand Ltd.
                           (New Zealand)                                                   490,232
 ....................................................................................................
                  50,800   Telecom Corp. of New Zealand Ltd. ADR
                           (New Zealand)                                                 1,812,925
 ....................................................................................................
                  11,600   Telefonica de Argentina S.A. ADR
                           (Argentina)                                                     324,075
 ....................................................................................................
                 181,000   Telefonica del Peru S.A. ADR (Peru)                           2,296,438
 ....................................................................................................
                 175,000   U S West, Inc.                                               11,309,375
----------------------------------------------------------------------------------------------------
                                                                                       237,979,931
----------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ....................................................................................................
                  59,600   American Water Works, Inc.                                    2,011,500
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $634,844,227)                                        $890,486,664
----------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (7.5%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
Combined Utilities (0.3%)
 ....................................................................................................
              $2,000,000   PG&E Gas Transmission Northwest
                           sr. notes 7.1s, 2005                                          2,173,220
 ....................................................................................................
               1,100,000   Public Service Electric & Gas Co.
                           1st mortgage 6 1/2s, 2000                                     1,113,684
----------------------------------------------------------------------------------------------------
                                                                                         3,286,904
----------------------------------------------------------------------------------------------------
Consumer Services (0.2%)
 ....................................................................................................
               1,500,000   Pennsylvania American Water Co. 144A
                           mtge. 7.8s, 2026                                              1,678,545
----------------------------------------------------------------------------------------------------
Electric Utilities (3.9%)
 ....................................................................................................
               2,000,000   Arizona Public Service Co. notes
                           6 1/4s, 2005                                                  2,042,460
 ....................................................................................................
               1,200,000   CMS Energy Corp. pass through
                           certificates 7s, 2005                                         1,189,740
 ....................................................................................................
               2,000,000   Consolidated Edison, Inc. deb. 6.45s, 2007                    2,125,980
 ....................................................................................................
               2,493,000   Commonwealth Edison Co. 1st mtge.
                           Ser. 83, 8s, 2008                                             2,855,507
 ....................................................................................................
               1,000,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. D, 7 7/8s, 2024                                          1,037,400
 ....................................................................................................
               1,005,000   Connecticut Light & Power Co. 1st mtge.
                           Ser. A, 5 1/2s, 1999                                          1,005,121
 ....................................................................................................
               1,492,000   Duquesne Light Co. deb. 8.7s, 2016                            1,848,871
 ....................................................................................................
               3,000,000   Hydro Quebec, local government
                           guaranty, Ser HY, 8.4s, 2022 (Canada)                         3,731,880
 ....................................................................................................
               2,000,000   Israel Electric Corp., Ltd. 144A sr. notes
                           7 1/4s, 2006 (Israel)                                         2,011,860
 ....................................................................................................
               1,000,000   Kansas Gas & Electric deb. 8.29s, 2016                        1,126,210
 ....................................................................................................
               2,000,000   Niagara Mohawk Power Corp. sr. notes
                           Ser. G, 7 3/4s, 2008                                          2,185,580
 ....................................................................................................
               1,500,000   Ohio Edison Co. 1st mtge. 8 1/4s, 2002                        1,610,715
 ....................................................................................................
               1,146,000   Otter Tail Power Co. 1st mtge.
                           7 1/4s, 2002                                                  1,212,308
 ....................................................................................................
               2,000,000   Public Service Co. of Colorado coll. trust
                           6 3/8s, 2005                                                  2,063,040
 ....................................................................................................
               1,500,000   Sierra Pacific Power Co. med. term notes
                           Ser. C, 6.82s, 2006                                           1,597,230
 ....................................................................................................
               2,750,000   Southern California Edison Co. notes
                           6 1/2s, 2001                                                  2,821,363
 ....................................................................................................
               2,000,000   Teco Energy, Inc. notes 5.54s, 2001                           1,974,000
 ....................................................................................................
               1,000,000   Texas Utilities Co. secd. lease fac. bonds
                           7.46s, 2015                                                   1,100,660
 ....................................................................................................
               1,600,000   Texas Utilities Electric Capital Trust V
                           company guaranty 8.175s, 2037                                 1,789,008
 ....................................................................................................
               2,000,000   Utilicorp United, Inc. sr. notes 8.2s, 2007                   2,261,900
 ....................................................................................................
               2,000,000   Western Resources, Inc. sr. notes
                           6 7/8s, 2004                                                  2,099,240
----------------------------------------------------------------------------------------------------
                                                                                        39,690,073
----------------------------------------------------------------------------------------------------
Energy-Related (0.1%)
 ....................................................................................................
               1,000,000   CalEnergy, Inc. sr. notes 7.63s, 2007                         1,071,100
 ....................................................................................................
                 380,000   KN Capital Trust III company guaranty
                           7.63s, 2028                                                     358,150
----------------------------------------------------------------------------------------------------
                                                                                         1,429,250
----------------------------------------------------------------------------------------------------
Financial Services (0.4%)
 ....................................................................................................
                 825,000   Salton Sea Funding Corp. company
                           guaranty Ser. E, 8.3s, 2011                                     916,493
 ....................................................................................................
               2,660,000   Southern Investments Service Co.
                           sr. notes 6.8s, 2006 (United Kingdom)                         2,751,797
----------------------------------------------------------------------------------------------------
                                                                                         3,668,290
----------------------------------------------------------------------------------------------------
Gas Utilities (0.2%)
 ....................................................................................................
               2,390,000   K N Energy, Inc. sr. notes 6.45s, 2003                        2,403,719
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
               2,000,000   Coastal Corp. deb. 6 1/2s, 2008                               2,050,100
 ....................................................................................................
               1,500,000   Columbia Gas System, Inc. notes Ser. E,
                           7.32s, 2010                                                   1,595,985
 ....................................................................................................
               1,250,000   Louis Dreyfus Natural Gas notes
                           6 7/8s, 2007                                                  1,188,175
 ....................................................................................................
               1,500,000   Southwest Gas Corp. deb. 7 1/2s, 2006                         1,690,875
----------------------------------------------------------------------------------------------------
                                                                                         6,525,135
----------------------------------------------------------------------------------------------------
Telephone Services (1.1%)
 ....................................................................................................
               2,000,000   Century Telephone Enterprises, Inc.
                           deb. Ser. G, 6 7/8s, 2028                                     2,061,540
 ....................................................................................................
               2,650,000   LCI International, Inc. sr. notes
                           7 1/4s, 2007                                                  2,683,178
 ....................................................................................................
               2,000,000   Sprint Capital Corp. company guaranty
                           6 7/8s, 2028                                                  2,078,600
 ....................................................................................................
               1,200,000   U S West, Inc. notes 5 5/8s, 2008                             1,211,244
 ....................................................................................................
               2,750,000   WorldCom, Inc. notes 7 3/4s, 2007                             3,106,538
----------------------------------------------------------------------------------------------------
                                                                                        11,141,100
----------------------------------------------------------------------------------------------------
Telephone Utilities (0.3%)
 ....................................................................................................
               2,650,000   Bell Atlantic Corp. deb. 7 7/8s, 2029                         3,268,616
----------------------------------------------------------------------------------------------------
Utilities (0.3%)
 ....................................................................................................
               1,000,000   Australian Gas & Light Co.144A sr. notes
                           6 3/8s, 2003 (Australia)                                      1,018,620
 ....................................................................................................
               2,000,000   Public Service Co. of New Mexico
                           sr. notes Ser. A, 7.1s, 2005                                  2,012,100
----------------------------------------------------------------------------------------------------
                                                                                         3,030,720
----------------------------------------------------------------------------------------------------
                           Total Corporate Bonds and Notes
                           (cost $72,987,534)                                          $76,122,352
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.7%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
U.S. Treasury Obligations (1.7%)
 ....................................................................................................
              $1,575,000   U.S. Treasury Bonds 6 1/8s,
                           November 15, 2027                                            $1,763,008
 ....................................................................................................
                           U.S. Treasury Notes
 ....................................................................................................
              11,905,000     6 1/4s, June 30, 2002                                      12,496,519
 ....................................................................................................
               3,110,000     5 5/8s, May 15, 2008                                        3,318,463
----------------------------------------------------------------------------------------------------
                           Total U.S. Government and
                           Agency Obligations
                           (cost $17,138,864)                                          $17,577,990
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.4%) (a)
----------------------------------------------------------------------------------------------------
Number Of Shares                                                                             Value
 ....................................................................................................
                 110,000   Bankers Trust New York Corp. Ser. Q,
                           $1.125 Adjustable Rate Preferred (ARP) (CUS)                 $2,543,750
 ....................................................................................................
                   1,500   Centaur Funding Corp 144A 9.08% pfd.                          1,540,710
----------------------------------------------------------------------------------------------------
                           Total Preferred Stocks
                           (cost $4,250,000)                                            $4,084,460
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.6%) (cost $ 26,793,572) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $26,790,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998
                           with Mertill Lynch, Pierce, Fenner and
                           Smith, Inc. due January 4, 1999 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $26,804,288 for an effective yield
                           of 4.80%                                                    $26,793,572
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $756,014,197) (b)                                  $1,015,065,038
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Vista Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (97.5%) (a)
----------------------------------------------------------------------------------------------------
Number of Shares                                                                             Value
 ....................................................................................................
Advertising (1.1%)
 ....................................................................................................
                  61,500   Omnicom Group, Inc.                                          $3,567,000
----------------------------------------------------------------------------------------------------
Apparel (0.5%)
 ....................................................................................................
                  27,100   Tommy Hilfiger Corp. (NON)                                    1,626,000
----------------------------------------------------------------------------------------------------
Banks (4.7%)
 ....................................................................................................
                  46,664   Firstar Corp.                                                 4,351,418
 ....................................................................................................
                   3,964   M & T Bank Corp.                                              2,057,068
 ....................................................................................................
                  53,100   Northern Trust Corp.                                          4,636,294
 ....................................................................................................
                  61,100   Zions Bancorp                                                 3,811,113
----------------------------------------------------------------------------------------------------
                                                                                        14,855,893
----------------------------------------------------------------------------------------------------
Basic Industrial Products (1.1%)
 ....................................................................................................
                  61,900   Danaher Corp.                                                 3,361,944
----------------------------------------------------------------------------------------------------
Broadcasting (2.0%)
 ....................................................................................................
                  76,900   Chancellor Media Corp. (NON)                                  3,681,588
 ....................................................................................................
                  48,500   Clear Channel Communications, Inc. (NON)                      2,643,250
----------------------------------------------------------------------------------------------------
                                                                                         6,324,838
----------------------------------------------------------------------------------------------------
Business Services (2.9%)
 ....................................................................................................
                  76,910   Cintas Corp.                                                  5,417,336
 ....................................................................................................
                  69,600   Paychex, Inc.                                                 3,580,050
----------------------------------------------------------------------------------------------------
                                                                                         8,997,386
----------------------------------------------------------------------------------------------------
Cable Television (4.5%)
 ....................................................................................................
                  55,000   Cablevision Systems Corp. Class A (NON)                       2,760,313
 ....................................................................................................
                  80,900   Comcast Corp. Class A                                         4,747,819
 ....................................................................................................
                  69,800   Tele-Comm Liberty Media Group, Inc.
                           Class A (NON)                                                 3,215,163
 ....................................................................................................
                 145,600   Tele-Communications TCI Ventures
                           Group Class A (NON)                                           3,430,700
----------------------------------------------------------------------------------------------------
                                                                                        14,153,995
----------------------------------------------------------------------------------------------------
Cellular Communications (0.7%)
 ....................................................................................................
                  32,150   Cellular Communications
                           International, Inc. (NON)                                     2,186,200
----------------------------------------------------------------------------------------------------
Computer Equipment (3.6%)
 ....................................................................................................
                  80,900   Computer Sciences Corp. (NON)                                 5,212,994
 ....................................................................................................
                  19,800   EMC Corp. (NON)                                               1,683,000
 ....................................................................................................
                  44,100   Lexmark International Group, Inc.
                           Class A (NON)                                                 4,432,050
----------------------------------------------------------------------------------------------------
                                                                                        11,328,044
----------------------------------------------------------------------------------------------------
Computer Services (3.8%)
 ....................................................................................................
                  47,940   Comverse Technology, Inc. (NON)                               3,403,740
 ....................................................................................................
                  95,300   Fiserv, Inc. (NON)                                            4,901,994
 ....................................................................................................
                  92,200   SunGard Data Systems, Inc. (NON)                              3,659,188
----------------------------------------------------------------------------------------------------
                                                                                        11,964,922
----------------------------------------------------------------------------------------------------
Computer Software (10.0%)
 ....................................................................................................
                  45,000   Aspect Development, Inc. (NON)                                1,994,063
 ....................................................................................................
                  52,200   BMC Software, Inc. (NON)                                      2,326,163
 ....................................................................................................
                  45,700   Cadence Design Systems, Inc. (NON)                            1,359,575
 ....................................................................................................
                  36,400   Citrix Systems, Inc. (NON)                                    3,533,075
 ....................................................................................................
                  20,700   Compuware Corp. (NON)                                         1,617,188
 ....................................................................................................
                  61,500   Intuit, Inc. (NON)                                            4,458,750
 ....................................................................................................
                  42,500   Legato Systems, Inc. (NON)                                    2,802,344
 ....................................................................................................
                  71,200   Netscape Communications Corp. (NON)                           4,325,400
 ....................................................................................................
                  87,400   Parametric Technology Corp. (NON)                             1,420,250
 ....................................................................................................
                  79,700   Sterling Commerce, Inc. (NON)                                 3,586,500
 ....................................................................................................
                  64,300   VERITAS Software Corp. (NON)                                  3,853,981
----------------------------------------------------------------------------------------------------
                                                                                        31,277,289
----------------------------------------------------------------------------------------------------
Computers (0.9%)
 ....................................................................................................
                  53,000   Gateway 2000, Inc. (NON)                                      2,712,938
----------------------------------------------------------------------------------------------------
Consumer Durable Goods (1.7%)
 ....................................................................................................
                 113,700   Furniture Brands International, Inc. (NON)                    3,098,325
 ....................................................................................................
                  80,500   Herman Miller, Inc.                                           2,163,438
----------------------------------------------------------------------------------------------------
                                                                                         5,261,763
----------------------------------------------------------------------------------------------------
Cosmetics (1.7%)
 ....................................................................................................
                  61,400   Estee Lauder Cos. Class A                                     5,249,700
----------------------------------------------------------------------------------------------------
Education Services (0.8%)
 ....................................................................................................
                  73,440   Apollo Group, Inc. Class A (NON)                              2,487,780
----------------------------------------------------------------------------------------------------
Electric Utilities (1.3%)
 ....................................................................................................
                  28,700   Florida Progress Corp.                                        1,286,119
 ....................................................................................................
                  27,100   IPALCO Enterprises, Inc.                                      1,502,356
 ....................................................................................................
                  36,000   Scana Corp.                                                   1,161,000
----------------------------------------------------------------------------------------------------
                                                                                         3,949,475
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (8.1%)
 ....................................................................................................
                  94,000   American Power Conversion Corp. (NON)                         4,553,125
 ....................................................................................................
                  49,400   Jabil Circuit, Inc. (NON)                                     3,686,475
 ....................................................................................................
                  63,900   Micron Technology, Inc. (NON)                                 3,230,944
 ....................................................................................................
                  37,600   Molex Inc.                                                    1,433,500
 ....................................................................................................
                  42,500   SCI Systems, Inc. (NON)                                       2,454,375
 ....................................................................................................
                  53,800   Seagate Technology, Inc. (NON)                                1,627,450
 ....................................................................................................
                  30,700   Solectron Corp. (NON)                                         2,853,181
 ....................................................................................................
                  64,700   Teradyne, Inc. (NON)                                          2,741,663
 ....................................................................................................
                  30,700   Waters Corp. (NON)                                            2,678,575
----------------------------------------------------------------------------------------------------
                                                                                        25,259,288
----------------------------------------------------------------------------------------------------
Environmental Control (0.2%)
 ....................................................................................................
                  21,650   Allied Waste Industries, Inc. (NON)                             511,481
----------------------------------------------------------------------------------------------------
Financial Services (4.5%)
 ....................................................................................................
                  21,400   Capital One Financial Corp.                                   2,461,000
 ....................................................................................................
                  63,500   Finova Group, Inc.                                            3,425,031
 ....................................................................................................
                  74,800   Greenpoint Financial Corp.                                    2,627,350
 ....................................................................................................
                  48,500   Providian Financial Corp.                                     3,637,500
 ....................................................................................................
                  29,900   State Street Corp.                                            2,079,919
----------------------------------------------------------------------------------------------------
                                                                                        14,230,800
----------------------------------------------------------------------------------------------------
Gas Pipelines (0.6%)
 ....................................................................................................
                  53,000   Coastal Corp.                                                 1,851,688
----------------------------------------------------------------------------------------------------
Health Care (0.8%)
 ....................................................................................................
                  38,000   AmeriSource Health Corp. Class A (NON)                        2,470,000
----------------------------------------------------------------------------------------------------
Hospital Management (0.6%)
 ....................................................................................................
                  81,075   Health Management Assoc., Inc. (NON)                          1,753,247
----------------------------------------------------------------------------------------------------
Insurance (1.0%)
 ....................................................................................................
                  57,800   Hartford Financial Services Group (ITT)                       3,171,775
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (5.7%)
 ....................................................................................................
                  85,800   Bergen Brunswig Corp. Class A                                 2,992,275
 ....................................................................................................
                  74,000   Biomet, Inc.                                                  2,978,500
 ....................................................................................................
                  64,700   Henry Schein, Inc. (NON)                                      2,895,325
 ....................................................................................................
                  63,900   McKesson Corp.                                                5,052,094
 ....................................................................................................
                  27,500   Omnicare, Inc.                                                  955,625
 ....................................................................................................
                  23,900   Sofamor Danek Group, Inc. (NON)                               2,909,825
----------------------------------------------------------------------------------------------------
                                                                                        17,783,644
----------------------------------------------------------------------------------------------------
Networking (0.9%)
 ....................................................................................................
                  65,100   3Com Corp. (NON)                                              2,917,294
----------------------------------------------------------------------------------------------------
Networking Equipment (2.3%)
 ....................................................................................................
                  95,500   Ascend Communications, Inc. (NON)                             6,279,125
 ....................................................................................................
                  17,000   Network Appliance, Inc. (NON)                                   765,000
----------------------------------------------------------------------------------------------------
                                                                                         7,044,125
----------------------------------------------------------------------------------------------------
Oil and Gas (0.7%)
 ....................................................................................................
                  57,800   Burlington Resources Inc.                                     2,069,963
----------------------------------------------------------------------------------------------------
Packaging and Containers (0.5%)
 ....................................................................................................
                  29,100   Sealed Air Corp. (NON)                                        1,485,919
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (5.8%)
 ....................................................................................................
                  25,680   Agouron Pharmaceuticals, Inc. (NON)                           1,508,700
 ....................................................................................................
                  53,400   Elan Corp. PLC ADR (Ireland) (NON)                            3,714,638
 ....................................................................................................
                  59,100   IDEXX Laboratories, Inc. (NON)                                1,590,159
 ....................................................................................................
                  27,500   Perkin-Elmer Corp. (The)                                      2,682,969
 ....................................................................................................
                  61,900   Quintiles Transnational Corp. (NON)                           3,303,913
 ....................................................................................................
                  85,000   Watson Pharmaceuticals, Inc. (NON)                            5,344,375
----------------------------------------------------------------------------------------------------
                                                                                        18,144,754
----------------------------------------------------------------------------------------------------
Publishing (1.5%)
 ....................................................................................................
                  44,900   McGraw-Hill, Inc.                                             4,574,188
----------------------------------------------------------------------------------------------------
Recreation (0.8%)
 ....................................................................................................
                  69,600   Royal Caribbean Cruises Ltd.                                  2,575,200
----------------------------------------------------------------------------------------------------
REIT's (Real Estate Investment Trust) (0.6%)
 ....................................................................................................
                  86,200   Starwood Lodging Trust                                        1,955,663
----------------------------------------------------------------------------------------------------
Restaurants (1.1%)
 ....................................................................................................
                  68,000   Tricon Global Restaurants, Inc. (NON)                         3,408,500
----------------------------------------------------------------------------------------------------
Retail (10.4%)
 ....................................................................................................
                  25,900   Abercrombie & Fitch Co. Class A (NON)                         1,832,425
 ....................................................................................................
                  92,200   Bed Bath & Beyond, Inc. (NON)                                 3,146,325
 ....................................................................................................
                  50,600   Costco Cos., Inc. (NON)                                       3,652,688
 ....................................................................................................
                 247,300   Family Dollar Stores, Inc.                                    5,440,600
 ....................................................................................................
                  61,900   Fred Meyer, Inc. (NON)                                        3,729,475
 ....................................................................................................
                  81,700   Linens 'N Things, Inc. (NON)                                  3,237,363
 ....................................................................................................
                 122,200   Office Depot, Inc. (NON)                                      4,513,763
 ....................................................................................................
                  55,800   Staples, Inc. (NON)                                           2,437,763
 ....................................................................................................
                 160,200   TJX Cos., Inc. (The)                                          4,645,800
----------------------------------------------------------------------------------------------------
                                                                                        32,636,202
----------------------------------------------------------------------------------------------------
Semiconductors (2.2%)
 ....................................................................................................
                  50,600   Analog Devices, Inc. (NON)                                    1,587,575
 ....................................................................................................
                  48,100   KLA Tencor Corp. (NON)                                        2,086,338
 ....................................................................................................
                  32,400   Novellus Systems, Inc. (NON)                                  1,603,800
 ....................................................................................................
                  23,900   Xilinx, Inc. (NON)                                            1,556,488
----------------------------------------------------------------------------------------------------
                                                                                         6,834,201
----------------------------------------------------------------------------------------------------
Telecommunication Equipment (1.4%)
 ....................................................................................................
                 131,900   General Instrument Corp. (NON)                                4,476,356
----------------------------------------------------------------------------------------------------
Telecommunications (2.9%)
 ....................................................................................................
                  40,900   Cox Communications, Inc. (NON)                                2,827,213
 ....................................................................................................
                 123,000   Qwest Communications International, Inc. (NON)                6,150,000
----------------------------------------------------------------------------------------------------
                                                                                         8,977,213
----------------------------------------------------------------------------------------------------
Telephone Services (1.2%)
 ....................................................................................................
                 102,900   Cincinnati Bell, Inc.                                         3,890,906
----------------------------------------------------------------------------------------------------
Textiles (2.4%)
 ....................................................................................................
                  81,420   Mohawk Industries, Inc. (NON)                                 3,424,729
 ....................................................................................................
                 126,500   Westpoint Stevens, Inc. (NON)                                 3,992,656
----------------------------------------------------------------------------------------------------
                                                                                         7,417,385
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $229,008,803)                                        $304,744,959
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.4%)(a) (cost $13,711,828)                                          Value
----------------------------------------------------------------------------------------------------
Principal Amount
 ....................................................................................................
             $13,710,000   Interest in $456,109,000 joint repurchase
                           agreement dated December 31, 1998
                           with Merrill Lynch, Pierce, Fenner and
                           Smith, Inc. due January 4, 1999 with respect
                           to various U.S. Treasury obligations --
                           maturity value of $13,717,312 for an
                           effective yield of 4.80%                                    $13,711,828
----------------------------------------------------------------------------------------------------
                           Total Investments
                           (cost $242,720,631) (b)                                    $318,456,787
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund

Portfolio of investments owned
December 31, 1998
COMMON STOCKS (98.5%) (a)
----------------------------------------------------------------------------------------------------
Number Of Shares                                                                             Value
 ....................................................................................................
Advertising (1.7%)
 ....................................................................................................
                 383,303   Lamar Advertising Co. (NON)                                 $14,278,037
 ....................................................................................................
                 495,668   Omnicom Group, Inc.                                          28,748,744
 ....................................................................................................
               1,748,158   Outdoor Systems, Inc. (NON)                                  52,444,710
----------------------------------------------------------------------------------------------------
                                                                                        95,471,491
----------------------------------------------------------------------------------------------------
Apparel (0.4%)
 ....................................................................................................
                 257,700   Gucci Group N.V. (Netherlands)                               12,530,663
 ....................................................................................................
                 245,100   Nike, Inc.                                                    9,941,869
----------------------------------------------------------------------------------------------------
                                                                                        22,472,532
----------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ....................................................................................................
                 173,200   Snap-On Inc.                                                  6,029,525
----------------------------------------------------------------------------------------------------
Banks (3.8%)
 ....................................................................................................
                       1   BankAmerica Corp.                                                    60
 ....................................................................................................
                 498,200   Bank One Corp.                                               25,439,338
 ....................................................................................................
                 804,475   Fifth Third Bancorp                                          57,369,123
 ....................................................................................................
                 508,100   First Union Corp.                                            30,898,831
 ....................................................................................................
                 674,596   Firstar Corp.                                                62,906,077
 ....................................................................................................
                  75,200   Northern Trust Corp.                                          6,565,900
 ....................................................................................................
                 226,800   PNC Bank Corp.                                               12,275,550
 ....................................................................................................
                 192,600   SunTrust Banks, Inc.                                         14,733,900
 ....................................................................................................
                 220,500   Wells Fargo Co.                                               8,806,219
----------------------------------------------------------------------------------------------------
                                                                                       218,994,998
----------------------------------------------------------------------------------------------------
Broadcasting (6.1%)
 ....................................................................................................
               3,352,125   CBS Corp.                                                   109,782,094
 ....................................................................................................
               1,177,828   Chancellor Media Corp. (NON)                                 56,388,516
 ....................................................................................................
               1,732,320   Clear Channel Communications, Inc. (NON)                     94,411,440
 ....................................................................................................
                 258,505   Heftel Broadcasting Corp. Class A (NON)                      12,731,371
 ....................................................................................................
               1,542,800   Infinity Broadcasting Corp. Class A (NON)                    42,234,150
 ....................................................................................................
                 777,170   Sinclair Broadcast Group, Inc. Class A (NON)                 15,203,388
 ....................................................................................................
                 360,300   Univision Communications Inc. Class A (NON)                  13,038,356
 ....................................................................................................
                 417,183   WestWood One, Inc. (NON)                                     12,724,082
----------------------------------------------------------------------------------------------------
                                                                                       356,513,397
----------------------------------------------------------------------------------------------------
Business Equipment and Services (4.9%)
 ....................................................................................................
                  75,855   Abacus Direct Corp. (NON)                                     3,451,403
 ....................................................................................................
                 157,201   Affiliated Computer Services, Inc.
                           Class A (NON)                                                 7,074,045
 ....................................................................................................
               3,189,045   Cendant Corp. (NON)                                          60,791,170
 ....................................................................................................
                 575,090   Cintas Corp.                                                 40,507,902
 ....................................................................................................
                 270,000   Interim Services Inc. (NON)                                   6,311,250
 ....................................................................................................
                 192,400   Metamor Worldwide, Inc. (NON)                                 4,810,000
 ....................................................................................................
                 256,965   NOVA Corp./Georgia (NON)                                      8,913,473
 ....................................................................................................
               1,209,000   Officemax, Inc. (NON)                                        14,810,250
 ....................................................................................................
                 432,440   Paychex, Inc.                                                22,243,633
 ....................................................................................................
               9,225,000   Rentokil Group PLC (United Kingdom)                          69,269,861
 ....................................................................................................
                 334,310   Robert Half International, Inc. (NON)                        14,939,478
 ....................................................................................................
                  85,200   Select Appointments Holdings PLC
                           ADR (United Kingdom)                                          1,831,800
 ....................................................................................................
                 648,400   Serco Group PLC (United Kingdom) (NON)                       12,386,930
 ....................................................................................................
                 482,300   Snyder Communications, Inc. (NON)                            16,277,625
----------------------------------------------------------------------------------------------------
                                                                                       283,618,820
----------------------------------------------------------------------------------------------------
Cable Television (1.5%)
 ....................................................................................................
                 423,800   Comcast Corp. Class A                                        24,871,763
 ....................................................................................................
                 885,000   Tele-Comm Liberty Media Group,
                           Inc. Class A (NON)                                           40,765,313
 ....................................................................................................
                 730,300   USA Networks, Inc. (NON)                                     24,191,288
----------------------------------------------------------------------------------------------------
                                                                                        89,828,364
----------------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ....................................................................................................
                 286,100   Avery Dennison Corp.                                         12,892,381
----------------------------------------------------------------------------------------------------
Computers (1.1%)
 ....................................................................................................
                 876,800   Compaq Computer Corp.                                        36,770,800
 ....................................................................................................
                 306,750   Gateway 2000, Inc. (NON)                                     15,701,766
 ....................................................................................................
                 288,700   Seagate Technology, Inc. (NON)                                8,733,175
----------------------------------------------------------------------------------------------------
                                                                                        61,205,741
----------------------------------------------------------------------------------------------------
Computer Services (4.4%)
 ....................................................................................................
                 683,000   America Online, Inc. (NON)                                  109,280,000
 ....................................................................................................
                 646,891   Capita Group PLC (United Kingdom)                             5,940,467
 ....................................................................................................
                 117,700   Comverse Technology, Inc. (NON)                               8,356,700
 ....................................................................................................
                 474,100   Electronic Data Systems Corp.                                23,823,525
 ....................................................................................................
                 283,600   IBM Corp.                                                    52,395,100
 ....................................................................................................
                 204,573   IDT Corp. (NON)                                               3,145,310
 ....................................................................................................
                 161,526   IMS Health Inc.                                              12,185,118
 ....................................................................................................
                 573,850   Keane, Inc. (NON)                                            22,918,134
 ....................................................................................................
                 525,965   Misys PLC (United Kingdom) (NON)                              3,816,478
 ....................................................................................................
                 276,438   Sterling Commerce, Inc. (NON)                                12,439,710
 ....................................................................................................
                  29,800   SunGard Data Systems Inc. (NON)                               1,182,688
----------------------------------------------------------------------------------------------------
                                                                                       255,483,230
----------------------------------------------------------------------------------------------------
Computer Software (9.0%)
 ....................................................................................................
                 808,299   BMC Software, Inc. (NON)                                     36,019,824
 ....................................................................................................
               1,269,918   Cadence Design Systems, Inc. (NON)                           37,780,061
 ....................................................................................................
                 206,127   Cerner Corp. (NON)                                            5,513,897
 ....................................................................................................
                  93,000   Citrix Systems, Inc. (NON)                                    9,026,813
 ....................................................................................................
               1,390,015   Computer Associates International, Inc.                      59,249,389
 ....................................................................................................
                 662,011   Compuware Corp. (NON)                                        51,719,609
 ....................................................................................................
                 739,277   Electronic Arts, Inc. (NON)                                  41,491,922
 ....................................................................................................
                 480,775   EMC Corp. (NON)                                              40,865,875
 ....................................................................................................
                 382,818   Intuit, Inc. (NON)                                           27,754,305
 ....................................................................................................
                 217,300   Legato Systems, Inc. (NON)                                   14,328,219
 ....................................................................................................
                 737,500   Microsoft Corp. (NON)                                       102,282,031
 ....................................................................................................
               3,248,543   Parametric Technology Corp. (NON)                            52,788,824
 ....................................................................................................
                 157,000   PMC - Sierra, Inc. (NON)                                      9,910,625
 ....................................................................................................
                 106,000   Policy Management Systems Corp. (NON)                         5,353,000
 ....................................................................................................
                 381,162   Synopsys, Inc. (NON)                                         20,678,039
 ....................................................................................................
                 323,000   The Learning Company, Inc. (NON)                              8,377,813
----------------------------------------------------------------------------------------------------
                                                                                       523,140,246
----------------------------------------------------------------------------------------------------
Conglomerates (1.8%)
 ....................................................................................................
               1,289,878   Tyco International Ltd.                                      97,305,172
 ....................................................................................................
                 105,300   Allied-Signal, Inc.                                           4,666,106
----------------------------------------------------------------------------------------------------
                                                                                       101,971,278
----------------------------------------------------------------------------------------------------
Consumer Non Durables (0.6%)
 ....................................................................................................
               1,101,900   Luxottica Group S.P.A. ADR (Italy)                           13,222,800
 ....................................................................................................
                 457,500   Philip Morris Cos., Inc.                                     24,476,250
----------------------------------------------------------------------------------------------------
                                                                                        37,699,050
----------------------------------------------------------------------------------------------------
Consumer Services (1.8%)
 ....................................................................................................
                 118,282   Applied Graphics Technologies, Inc. (NON)                     1,951,653
 ....................................................................................................
                 256,400   Galileo International, Inc. (NON)                            11,153,400
 ....................................................................................................
                 494,100   Hillenbrand Industries, Inc.                                 28,101,938
 ....................................................................................................
                 490,200   Interpublic Group Cos. Inc.                                  39,093,450
 ....................................................................................................
               1,191,525   ServiceMaster Co. (The)                                      26,288,020
----------------------------------------------------------------------------------------------------
                                                                                       106,588,461
----------------------------------------------------------------------------------------------------
Cosmetics (--%)
 ....................................................................................................
                  53,702   ThermoLase Corp. (NON)                                          245,015
----------------------------------------------------------------------------------------------------
Educational Services (0.1%)
 ....................................................................................................
                 250,010   Apollo Group, Inc. Class A (NON)                              8,469,089
----------------------------------------------------------------------------------------------------
Electric Utilities (0.9%)
 ....................................................................................................
                 305,700   CalEnergy, Inc. (NON)                                        10,603,969
 ....................................................................................................
                 189,200   CiNergy Corp.                                                 6,503,750
 ....................................................................................................
                 258,700   Duke Energy Corp.                                            16,572,969
 ....................................................................................................
                 212,800   Entergy Corp.                                                 6,623,400
 ....................................................................................................
                 151,600   Peco Energy Co.                                               6,310,350
 ....................................................................................................
                 126,500   Public Service Enterprise Group, Inc.                         5,060,000
----------------------------------------------------------------------------------------------------
                                                                                        51,674,438
----------------------------------------------------------------------------------------------------
Electronics and Electrical Equipment (3.2%)
 ....................................................................................................
                 479,021   American Power Conversion Corp. (NON)                        23,202,579
 ....................................................................................................
                 684,300   Applied Materials, Inc. (NON)                                29,211,056
 ....................................................................................................
                 174,000   ASM Lithography Holding N.V.
                           (Netherlands) (NON)                                           5,307,000
 ....................................................................................................
                 374,200   General Electric Co.                                         38,191,788
 ....................................................................................................
                 350,562   Lernout & Hauspie Speech
                           Products N.V. (Belgium) (NON)                                11,437,085
 ....................................................................................................
                 315,300   Motorola, Inc.                                               19,253,006
 ....................................................................................................
                 192,566   Sanmina Corp. (NON)                                          12,035,375
 ....................................................................................................
                 215,398   Sipex Corp. (NON)                                             7,565,855
 ....................................................................................................
                 202,370   Solectron Corp. (NON)                                        18,807,762
 ....................................................................................................
                  42,940   Teradyne, Inc. (NON)                                          1,819,583
 ....................................................................................................
                 466,200   Thermo Instrument Systems, Inc. (NON)                         7,022,138
 ....................................................................................................
                  76,425   Uniphase Corp. (NON)                                          5,301,984
 ....................................................................................................
                 108,789   Waters Corp. (NON)                                            9,491,840
----------------------------------------------------------------------------------------------------
                                                                                       188,647,051
----------------------------------------------------------------------------------------------------
Energy-Related (0.3%)
 ....................................................................................................
               1,081,632   Thermo Electron Corp. (NON)                                  18,320,142
----------------------------------------------------------------------------------------------------
Entertainment (1.0%)
 ....................................................................................................
                 104,000   SFX Entertainment, Inc. Class A (NON)                         5,707,000
 ....................................................................................................
                 535,900   Time Warner, Inc.                                            33,259,294
 ....................................................................................................
                 222,200   Viacom, Inc. Class B (NON)                                   16,442,800
----------------------------------------------------------------------------------------------------
                                                                                        55,409,094
----------------------------------------------------------------------------------------------------
Environmental Control (1.8%)
 ....................................................................................................
                 600,563   Allied Waste Industries, Inc. (NON)                          14,188,301
 ....................................................................................................
                 648,300   Republic Industries, Inc. (NON)                               9,562,425
 ....................................................................................................
                 936,793   Republic Services, Inc. (NON)                                17,272,121
 ....................................................................................................
                 156,700   U.S. Filter Corp. (NON)                                       3,584,513
 ....................................................................................................
               1,266,671   Waste Management, Inc. (NON)                                 59,058,535
----------------------------------------------------------------------------------------------------
                                                                                       103,665,895
----------------------------------------------------------------------------------------------------
Financial Services (5.5%)
 ....................................................................................................
                 278,956   American Express Co.                                         28,523,251
 ....................................................................................................
                 197,940   Charter One Financial, Inc.                                   5,492,835
 ....................................................................................................
                 493,799   Concord EFS, Inc. (NON)                                      20,924,733
 ....................................................................................................
                 513,400   Fannie Mae                                                   37,991,600
 ....................................................................................................
                 541,636   Federal Home Loan Mortgage Corp.                             34,901,670
 ....................................................................................................
                 994,171   MBNA Corp.                                                   24,792,139
 ....................................................................................................
                 202,050   Providian Financial Corp.                                    15,153,750
 ....................................................................................................
                 557,336   TCF Financial Corp.                                          13,480,565
 ....................................................................................................
               5,955,482   Tele-Communications TCI Ventures
                           Group Class A (NON)                                         140,326,045
----------------------------------------------------------------------------------------------------
                                                                                       321,586,588
----------------------------------------------------------------------------------------------------
Food and Beverages (1.0%)
 ....................................................................................................
               1,123,200   Sara Lee Corp.                                               31,660,200
 ....................................................................................................
                 931,200   Whitman Corp.                                                23,629,200
----------------------------------------------------------------------------------------------------
                                                                                        55,289,400
----------------------------------------------------------------------------------------------------
Funeral/Cemetery Services (0.2%)
 ....................................................................................................
                 492,516   Stewart Enterprises, Inc. Class A                            10,958,481
----------------------------------------------------------------------------------------------------
 ....................................................................................................
Health Care Information Systems (0.4%)
 ....................................................................................................
                 897,768   HBO & Co.                                                    25,754,720
----------------------------------------------------------------------------------------------------
Health Care Services (0.6%)
 ....................................................................................................
                 114,871   CareMatrix Corp. (NON)                                        3,517,924
 ....................................................................................................
                 339,494   Lincare Holdings, Inc. (NON)                                 13,770,725
 ....................................................................................................
                 586,745   Total Renal Care Holdings, Inc. (NON)                        17,345,649
----------------------------------------------------------------------------------------------------
                                                                                        34,634,298
----------------------------------------------------------------------------------------------------
Hospital Management (0.6%)
 ....................................................................................................
               1,527,719   Health Management Assoc., Inc. (NON)                         33,036,923
----------------------------------------------------------------------------------------------------
Insurance (1.7%)
 ....................................................................................................
                 785,900   AFLAC Inc.                                                   34,579,600
 ....................................................................................................
                 550,400   American General Corp.                                       42,931,200
 ....................................................................................................
                 188,907   American International Group, Inc.                           18,253,139
 ....................................................................................................
                 196,600   Century Business Services, Inc. (NON)                         2,826,125
----------------------------------------------------------------------------------------------------
                                                                                        98,590,064
----------------------------------------------------------------------------------------------------
Lodging (0.5%)
 ....................................................................................................
                 769,438   Extended Stay America, Inc. (NON)                             8,079,099
 ....................................................................................................
                 445,800   Prime Hospitality Corp. (NON)                                 4,708,763
 ....................................................................................................
                 441,634   Promus Hotel Corp. (NON)                                     14,297,901
----------------------------------------------------------------------------------------------------
                                                                                        27,085,763
----------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ....................................................................................................
                  99,243   Sidel S.A. (France)                                           8,417,196
----------------------------------------------------------------------------------------------------
Medical Management Services (0.1%)
 ....................................................................................................
                  25,800   NCS HealthCare, Inc. Class A (NON)                              612,750
 ....................................................................................................
                  67,000   Sunrise Assisted Living, Inc. (NON)                           3,475,625
----------------------------------------------------------------------------------------------------
                                                                                         4,088,375
----------------------------------------------------------------------------------------------------
Medical Supplies and Devices (3.5%)
 ....................................................................................................
                 274,800   Baxter International, Inc.                                   17,673,075
 ....................................................................................................
                 368,800   Bergen Brunswig Corp. Class A                                12,861,900
 ....................................................................................................
                 223,105   Centocor, Inc. (NON)                                         10,067,613
 ....................................................................................................
                 122,392   Henry Schein, Inc. (NON)                                      5,477,042
 ....................................................................................................
                 162,835   LifeCore Biomedical, Inc. (NON)                               1,669,059
 ....................................................................................................
                 126,100   McKesson Corp.                                                9,969,781
 ....................................................................................................
                 870,780   Medtronic, Inc.                                              64,655,415
 ....................................................................................................
                  69,400   Minimed, Inc. (NON)                                           7,269,650
 ....................................................................................................
                 445,359   Omnicare, Inc.                                               15,476,225
 ....................................................................................................
                 641,966   Stryker Corp.                                                35,348,253
 ....................................................................................................
                 596,988   Sybron International Corp. (NON)                             16,230,611
 ....................................................................................................
                 599,523   Thermo Cardiosystems, Inc. (NON)                              6,257,521
 ....................................................................................................
                  99,500   Thermotrex Corp. (NON)                                          851,969
----------------------------------------------------------------------------------------------------
                                                                                       203,808,114
----------------------------------------------------------------------------------------------------
Networking Equipment (2.6%)
 ....................................................................................................
               1,448,844   Ascend Communications, Inc. (NON)                            95,261,493
 ....................................................................................................
                 133,200   Cisco Systems, Inc. (NON)                                    12,362,625
 ....................................................................................................
                 796,500   3Com Corp. (NON)                                             35,693,156
 ....................................................................................................
                 119,800   Entrust Technologies Inc. (NON)                               2,860,225
 ....................................................................................................
                  46,600   Network Appliance, Inc. (NON)                                 2,097,000
----------------------------------------------------------------------------------------------------
                                                                                       148,274,499
----------------------------------------------------------------------------------------------------
Oil and Gas (1.2%)
 ....................................................................................................
                  68,200   Chevron, Inc.                                                 5,656,338
 ....................................................................................................
                 152,650   Columbia Gas System, Inc.                                     8,815,538
 ....................................................................................................
                 624,800   Conoco, Inc. (NON)                                           13,042,700
 ....................................................................................................
                 332,750   Nabors Industries, Inc. (NON)                                 4,512,922
 ....................................................................................................
                 530,600   National-Oilwell, Inc. (NON)                                  5,936,088
 ....................................................................................................
                 360,734   Schlumberger Ltd.                                            16,638,856
 ....................................................................................................
                 281,200   Total Corp. ADR (France)                                     13,989,700
 ....................................................................................................
                 405,550   Varco International, Inc. (NON)                               3,143,013
----------------------------------------------------------------------------------------------------
                                                                                        71,735,155
----------------------------------------------------------------------------------------------------
Pharmaceuticals and Biotechnology (7.8%)
 ....................................................................................................
                 541,400   American Home Products Corp.                                 30,487,588
 ....................................................................................................
                 161,500   Bristol-Myers Squibb Co.                                     21,610,719
 ....................................................................................................
                 491,389   Elan Corp. PLC ADR (Ireland) (NON)                           34,182,247
 ....................................................................................................
                 258,100   Genentech, Inc. (NON)                                        20,567,344
 ....................................................................................................
                 168,400   Lilly (Eli) & Co.                                            14,966,550
 ....................................................................................................
                 748,400   Merck & Co., Inc.                                           110,529,325
 ....................................................................................................
                  29,600   Novartis AG  ADR (Switzerland)                               58,187,113
 ....................................................................................................
                 322,500   Pfizer, Inc.                                                 40,453,594
 ....................................................................................................
                 685,859   Pharmacia & Upjohn, Inc.                                     38,836,766
 ....................................................................................................
                 581,000   Schering-Plough Corp.                                        32,100,250
 ....................................................................................................
                 230,540   Sepracor, Inc. (NON)                                         20,316,338
 ....................................................................................................
                  70,000   Transkaryotic Therapies, Inc. (Malaysia) (NON)                1,776,250
 ....................................................................................................
                 314,208   Vertex Pharmaceuticals, Inc. (NON)                            9,347,688
 ....................................................................................................
                 298,700   Warner-Lambert Co.                                           22,458,506
----------------------------------------------------------------------------------------------------
                                                                                       455,820,278
----------------------------------------------------------------------------------------------------
Publishing (1.6%)
 ....................................................................................................
                 249,900   Harcourt General, Inc.                                       13,291,556
 ....................................................................................................
                 168,400   McGraw-Hill, Inc.                                            17,155,750
 ....................................................................................................
                 286,402   Wolters Kluwer N.V. (Netherlands)                            61,227,094
----------------------------------------------------------------------------------------------------
                                                                                        91,674,400
----------------------------------------------------------------------------------------------------
Recreation (--%)
 ....................................................................................................
                  60,300   International Speedway Corp. Class A (NON)                    2,442,150
----------------------------------------------------------------------------------------------------
Restaurants (1.3%)
 ....................................................................................................
               2,449,756   J.D. Wetherspoon PLC
                           (United Kingdom) (NON)                                        7,268,681
 ....................................................................................................
                 245,300   McDonald's Corp.                                             18,796,113
 ....................................................................................................
                 253,524   PizzaExpress PLC (United Kingdom)                             3,370,336
 ....................................................................................................
                 619,400   Starbucks Corp. (NON)                                        34,763,825
 ....................................................................................................
                 199,100   Tricon Global Restaurants, Inc. (NON)                         9,979,888
----------------------------------------------------------------------------------------------------
                                                                                        74,178,843
----------------------------------------------------------------------------------------------------
Retail (12.0%)
 ....................................................................................................
                 387,600   Albertsons, Inc.                                             24,685,275
 ....................................................................................................
                 658,124   Bed Bath & Beyond, Inc. (NON)                                22,458,482
 ....................................................................................................
                 360,800   Borders Group, Inc. (NON)                                     8,997,450
 ....................................................................................................
                  10,000   CompUSA, Inc. (NON)                                             130,625
 ....................................................................................................
                 889,951   Consolidated Stores Corp. (NON)                              17,965,886
 ....................................................................................................
               1,927,500   Costco Companies, Inc. (NON)                                139,141,406
 ....................................................................................................
                 632,056   CVS Corp.                                                    34,763,080
 ....................................................................................................
               1,029,057   Dollar Tree Stores, Inc. (NON)                               44,956,928
 ....................................................................................................
               1,193,600   Home Depot, Inc. (The)                                       73,033,400
 ....................................................................................................
               1,520,684   Kohls Corp. (NON)                                            93,427,023
 ....................................................................................................
                 631,600   Lowe's Cos., Inc.                                            32,330,025
 ....................................................................................................
                 336,448   Michaels Stores, Inc. (NON)                                   6,087,606
 ....................................................................................................
               1,866,878   Office Depot, Inc. (NON)                                     68,957,806
 ....................................................................................................
                 983,000   Rite Aid Corp.                                               48,719,938
 ....................................................................................................
                 196,500   Safeway, Inc. (NON)                                          11,974,219
 ....................................................................................................
               1,384,700   TJX Cos., Inc. (The)                                         40,156,300
 ....................................................................................................
                 187,700   Walgreen Co.                                                 10,992,181
 ....................................................................................................
                 384,838   Williams-Sonoma, Inc. (NON)                                  15,513,782
----------------------------------------------------------------------------------------------------
                                                                                       694,291,412
----------------------------------------------------------------------------------------------------
Semiconductors (4.1%)
 ....................................................................................................
                 192,861   Analog Devices, Inc. (NON)                                    6,051,014
 ....................................................................................................
                 322,400   Intel Corp.                                                  38,224,550
 ....................................................................................................
                 253,800   KLA Tencor Corp. (NON)                                       11,008,575
 ....................................................................................................
                 966,238   Linear Technology Corp.                                      86,538,691
 ....................................................................................................
               1,374,698   Maxim Integrated Products Inc. (NON)                         60,057,119
 ....................................................................................................
                 196,645   Novellus Systems, Inc. (NON)                                  9,733,928
 ....................................................................................................
                 168,300   Texas Instruments, Inc.                                      14,400,169
 ....................................................................................................
                 147,000   Xilinx, Inc. (NON)                                            9,573,375
----------------------------------------------------------------------------------------------------
                                                                                       235,587,421
----------------------------------------------------------------------------------------------------
Steel (-%)
 ....................................................................................................
                 108,700   Lone Star Technologies, Inc. (NON)                            1,100,588
----------------------------------------------------------------------------------------------------
Telecommunications (5.5%)
 ....................................................................................................
                 191,750   E. Spire Communications, Inc. (NON)                           1,222,406
 ....................................................................................................
                 164,315   Global Crossing Ltd. (NON)                                    7,414,714
 ....................................................................................................
                 436,850   Global TeleSystems Group, Inc. (NON)                         24,354,388
 ....................................................................................................
                 626,243   MCI WorldCom, Inc. (NON)                                     44,932,935
 ....................................................................................................
               1,144,100   MediaOne Group Inc. (NON)                                    53,772,700
 ....................................................................................................
                 237,550   NTL Inc. (NON)                                               13,406,728
 ....................................................................................................
                 246,400   Oy Nokia AB Class A, (Finland)                               29,975,081
 ....................................................................................................
                 462,968   PanAmSat Corp. (NON)                                         18,026,817
 ....................................................................................................
               1,398,383   Tele-Communications, Inc. Class A (NON)                      77,348,060
 ....................................................................................................
               1,003,380   Qwest Communications
                           International, Inc. (NON)                                    50,169,000
----------------------------------------------------------------------------------------------------
                                                                                       320,622,829
----------------------------------------------------------------------------------------------------
Telephone Services (2.3%)
 ....................................................................................................
                 298,034   Intermedia Communications, Inc. (NON)                         5,141,087
 ....................................................................................................
                 209,400   Lucent Technologies, Inc.                                    23,034,000
 ....................................................................................................
                 423,200   McLeod, Inc. Class A (NON)                                   13,225,000
 ....................................................................................................
                 285,931   NEXTLINK Communications, Inc.
                           Class A (NON)                                                 8,113,292
 ....................................................................................................
                 273,700   RSL Communications, Ltd. Class A (NON)                        8,074,150
 ....................................................................................................
                 208,300   SBC Communications, Inc.                                     11,170,088
 ....................................................................................................
                 767,200   Sprint Corp.                                                 64,540,700
----------------------------------------------------------------------------------------------------
                                                                                       133,298,317
----------------------------------------------------------------------------------------------------
Transportation (0.1%)
 ....................................................................................................
                  54,350   FDX Corp. (NON)                                               4,837,150
----------------------------------------------------------------------------------------------------
Wireless Communications (1.1%)
 ....................................................................................................
                 303,300   Airtouch Communications, Inc. (NON)                          21,875,513
 ....................................................................................................
                 344,900   American Tower Corp. Class A                                 10,196,106
 ....................................................................................................
                 763,512   Metromedia Fiber Network, Inc.
                           Class A (NON)                                                25,577,652
 ....................................................................................................
                 321,700   Sprint PCS (NON)                                              7,439,196
----------------------------------------------------------------------------------------------------
                                                                                        65,088,467
----------------------------------------------------------------------------------------------------
                           Total Common Stocks
                           (cost $3,899,804,367)                                    $5,720,541,669
----------------------------------------------------------------------------------------------------
UNITS (--%) (a) (cost $1,078,996)
----------------------------------------------------------------------------------------------------
Number Of Units                                                                              Value
 ....................................................................................................
                  39,701   ThermoLase Corp.(NON)                                          $640,179
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.6%) (a)
----------------------------------------------------------------------------------------------------
Principal Amount                                                                             Value
 ....................................................................................................
             $30,000,000   Chevron Transport Inc., for an effective
                           yield of 5.06%, March 16, 1999                              $29,687,967
 ....................................................................................................
              14,000,000   General Electric Capital Corp., for an
                           effective yield of 5.07%, March 9, 1999                      13,867,898
 ....................................................................................................
              49,489,000   Interest in $750,000,000 joint
                           tri-party repurchase agreement dated
                           December 31,1998 with Goldman,
                           Sachs, & Co. due January 4, 1999 with
                           respect to various U.S. Treasury
                           obligations - maturity value of
                           $49,514,844 for an effective yield
                           of 4.7%                                                      49,495,461
----------------------------------------------------------------------------------------------------
                           Total Short-Term Investments
                           (cost $93,051,326)                                          $93,051,326
 ....................................................................................................
                           Total Investments
                           (cost $3,993,934,689) (b)                                $5,814,233,174
----------------------------------------------------------------------------------------------------

See page 240 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Notes to the Portfolios
December 31, 1998

  (a) Percentages indicated are based on net assets.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Diversified Fund, Putnam VT Global Asset Allocation
      Fund and Putnam VT U.S. Government and High Quality Bond Fund at December 31, 1998.

(CUS) This entity provides subcustodian services to the fund.

(ITT) ITT Hartford, through its subsidiaries, offers variable annuity products which invest in the funds.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the
      Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR, ADS, or GDR after the name of a foreign holding stands for American Depositary Receipts, American
      Depositary Shares, or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      FSA represents Financial Security Assistance.

      MBIA represents Municipal Bond Investors Assurance Corporation.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates shown at December 31, 1998, which are subject to change based on the terms of the security.

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


  (b) On December 31, 1998, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:


                                                                                                   Federal Tax
                                               Appreciation     Depreciation          Net             Cost
                                               ------------     ------------     ------------     ------------
Putnam VT Asia Pacific Growth Fund              $13,983,765       $3,177,143      $10,806,622      $81,550,518
Putnam VT Diversified Income Fund                12,967,373       43,259,678      (30,292,305)     695,797,640
Putnam VT The George Putnam Fund                  6,757,869        2,121,530        4,636,339      114,932,468
Putnam VT Global Asset Allocation Fund          188,449,129       31,408,915      157,040,214      836,674,177
Putnam VT Global Growth Fund                    414,052,596       20,954,438      393,098,158    1,585,819,312
Putnam VT Growth & Income Fund                2,213,528,147      427,835,637    1,785,692,510    8,205,123,524
Putnam VT Health Sciences Fund                   18,571,508          983,688      117,587,820      125,271,669
Putnam VT High Yield Fund                        27,336,348      144,718,900     (117,382,552)   1,135,914,825
Putnam VT International Growth Fund              50,370,228       10,318,948       40,051,280      281,931,816
Putnam VT International Growth and Income Fund   39,752,433       20,921,389       18,831,044      292,553,132
Putnam VT International New Opportunities Fund   27,870,873        3,796,025       24,074,848      111,135,806
Putnam VT Investors Fund                         38,665,314          841,626       37,823,688      212,950,725
Putnam VT Money Market Fund                              --               --               --               --
Putnam VT New Opportunities Fund              1,231,562,512       71,900,298    1,159,662,214    2,425,152,272
Putnam VT New Value Fund                         32,080,585       18,094,927       13,985,658      242,122,541
Putnam VT OTC & Emerging Growth Fund              6,237,107          652,256        5,584,851       23,085,407
Putnam VT Research Fund                           2,165,452          191,577        1,973,875       21,716,147
Putnam VT U.S. Government and
High Quality Bond Fund                           28,453,277        7,283,820       21,169,457    1,044,490,975
Putnam VT Utilities Growth and Income Fund      285,051,247       26,093,027      258,958,220      756,106,818
Putnam VT Vista Fund                             77,102,458        2,384,289       74,718,169      243,738,618
Putnam VT Voyager Fund                        1,994,149,758      192,553,977    1,801,595,781    4,012,637,393





PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                   Putnam VT       Putnam VT           Putnam VT         Putnam VT
                                                                Asia Pacific     Diversified   The George Putnam      Global Asset
                                                                 Growth Fund     Income Fund      Fund of Boston   Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)................... $ 86,694,385   $ 638,670,795       $ 107,241,164    $  955,734,380
Repurchase agreements, at value (Note 1) ......................    5,662,755      26,834,540          12,327,643        37,980,011
Cash...........................................................       29,847          54,200               4,749           861,352
Foreign currency, at value.....................................       18,333         287,890                  --        36,457,395
Dividends, interest, and other receivables.....................      361,210       9,592,997             461,932         7,368,315
Receivable for shares of the fund sold.........................       36,535          46,566             549,167            11,775
Receivable for securities sold.................................      142,370         261,171             367,295         1,148,576
Receivable for variation margin................................           --              --                  --           429,034
Receivable for open forward currency contracts.................           --       2,483,862                  --         3,344,212
Receivable for closed forward currency contracts...............       46,664         118,302                  --            45,649
Receivable from Manager (Note 2) ..............................           --              --                  --                --
Foreign tax reclaim............................................           --              --                  --             3,904
 ...................................................................................................................................
Total assets...................................................   92,992,099     678,350,323         120,951,950     1,043,384,603
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................           --              --                  --                --
Payable for variation margin...................................           --           8,125                  --                --
Payable for securities purchased...............................      281,984       3,051,402           5,687,794        16,359,482
Payable for shares of the fund repurchased.....................       12,215         251,815                  --           394,783
Payable for compensation of Manager (Note 2)...................      172,418       1,103,628              43,818         1,577,993
Payable for investor servicing and custodian fees (Note 2).....       42,682          20,757              42,253           139,593
Payable for compensation of Trustees (Note 2)..................        9,968          17,495                 147            24,614
Payable for administrative services (Note 2)...................        1,211           2,680               1,039             2,702
Payable for distribution fees (Note 2).........................           12             201                 220               158
Payable for open forward currency contracts....................           --       2,672,786                  --         2,266,110
Payable for closed forward currency contracts..................    1,659,744         144,105                  --           882,427
Other accrued expenses.........................................       33,848          60,868              50,323            64,109
 ...................................................................................................................................
Total liabilities..............................................    2,214,082       7,333,862           5,825,594        21,711,971
 ...................................................................................................................................
Net assets..................................................... $ 90,778,017    $671,016,461        $115,126,356    $1,021,672,632
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................. $115,694,544    $672,643,842       $ 110,261,125    $  788,157,111
Undistributed net investment income (loss)/Distributions in
  excess of net investment income (Note 1).....................      (12,294)     46,307,097             (44,081)       18,368,225
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................  (36,821,470)    (18,407,063)            (15,829)       54,031,084
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................   11,917,237     (29,527,415)          4,925,141       161,116,212
 ...................................................................................................................................
Total -- Representing net assets applicable to capital
  shares outstanding........................................... $ 90,778,017    $671,016,461        $115,126,356    $1,021,672,632
 ...................................................................................................................................
Computation of net asset value Class IA
Net Assets..................................................... $ 90,666,770    $669,053,172        $113,202,149    $1,020,353,642
Number of shares outstanding...................................   10,883,238      63,809,394          11,013,542        53,881,407
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding) ...................................... $       8.33    $      10.49        $      10.28    $        18.94
Computation of net asset value Class IB
Net Assets..................................................... $    111,247    $  1,963,289        $  1,924,207    $    1,318,990
Number of shares outstanding                                          13,353         187,484             187,141            69,604
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)....................................... $       8.33    $      10.47        $      10.28    $        18.95
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)... $ 80,459,159    $694,750,810        $114,643,666    $  834,022,547
Cost of foreign currency (Note 1)..............................       24,267         276,640                  --        36,818,794
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                     Putnam VT       Putnam VT          Putnam VT        Putnam VT
                                                                 Global Growth      Growth and    Health Sciences       High Yield
                                                                          Fund     Income Fund               Fund             Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)................... $1,978,917,470  $9,919,019,362      $ 130,579,852    $ 997,456,463
Repurchase agreements, at value (Note 1).......................             --      71,796,671         12,279,637       21,075,810
Cash...........................................................      6,987,462         564,068                520               --
Foreign currency, at value.....................................        221,892              --                 --              398
Dividends, interest, and other receivables.....................      3,521,211      18,084,891             29,137       19,385,101
Receivable for shares of the fund sold.........................             --          50,272            466,192           26,983
Receivable for securities sold.................................      3,985,829      19,075,292            870,310        3,088,676
Receivable for variation margin................................             --              --                 --               --
Receivable for open forward currency contracts.................             --              --                 --               --
Receivable for closed forward currency contracts...............         13,925              --                 --               --
Receivable from Manager (Note 2) ..............................             --              --                 --               --
Foreign tax reclaim............................................      1,182,214              --                 --               --
 ...................................................................................................................................
Total assets...................................................  1,994,830,003  10,028,590,556        144,225,648    1,041,033,431
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................             --              --                 --          367,553
Payable for variation margin...................................             --              --                 --               --
Payable for securities purchased...............................      4,026,719      60,871,662          7,448,779        3,364,066
Payable for shares of the fund repurchased.....................         54,167         496,089                 --          399,574
Payable for compensation of Manager (Note 2)...................      2,646,410      10,827,705            160,180        1,655,040
Payable for investor servicing and custodian fees (Note 2).....        113,921         301,242             21,460           57,283
Payable for compensation of Trustees (Note 2)..................         21,362           9,472                197           21,518
Payable for administrative services (Note 2)...................          4,032           9,796              1,124            4,678
Payable for distribution fees (Note 2).........................             81             819                210              207
Payable for open forward currency contracts....................             --              --                 --            7,631
Payable for closed forward currency contracts..................             --              --                 --               --
Other accrued expenses                                                  45,859         104,450             29,024          424,628
 ...................................................................................................................................
Total liabilities..............................................      6,912,551      72,621,235          7,660,974        6,302,178
 ...................................................................................................................................
Net assets..................................................... $1,987,917,452  $9,955,969,321      $ 136,564,674   $1,034,731,253
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)............................. $1,416,165,613  $7,336,374,553      $ 123,436,616   $1,060,453,710
Undistributed net investment income (loss) (Note 1)............      7,163,966     139,548,823                 --      110,935,694
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................    163,271,934     641,667,817         (4,823,757)     (19,501,164)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................    401,315,939   1,838,378,128         17,951,815     (117,156,987)
 ...................................................................................................................................
Total -- Representing net assets applicable to capital
  shares outstanding........................................... $1,987,917,452  $9,955,969,321      $ 136,564,674   $1,034,731,253
 ...................................................................................................................................
Computation of net asset value Class IA
Net Assets..................................................... $1,987,094,158  $9,948,386,379      $ 134,436,138   $1,032,891,731
Number of shares outstanding...................................     98,005,512     345,731,715         12,283,877       88,260,675
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding)....................................... $        20.28  $        28.77      $      10.94    $        11.70
Computation of net asset value Class IB
Net Assets..................................................... $      823,294  $    7,582,942      $   2,128,536   $    1,839,522
Number of shares outstanding...................................         40,606         263,744            194,680          157,186
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding) ...................................... $        20.28  $        28.75      $       10.93   $        11.70
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)... $1,577,608,901  $8,152,437,905      $ 124,911,399   $1,135,682,518
Cost of foreign currency (Note 1)..............................        226,725              --                 --              362
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                                     Putnam VT           Putnam VT
                                                                     Putnam VT   International       International       Putnam VT
                                                                 International      Growth and   New Opportunities       Investors
                                                                   Growth Fund     Income Fund                Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................  $ 308,181,256   $ 297,883,376       $ 132,431,283   $ 235,567,386
Repurchase agreements, at value (Note 1).......................     13,801,840      13,500,800           2,779,371      15,207,027
Cash...........................................................          7,345             146                  --             475
Foreign currency, at value.....................................             --              --             689,199              --
Dividends, interest, and other receivables.....................        263,747         282,506              64,516         100,891
Receivable for shares of the fund sold.........................         13,237              --             646,403       1,906,731
Receivable for securities sold.................................      2,126,759       2,869,918           2,563,236         550,460
Receivable for variation margin................................             --              --                  --              --
Receivable for open forward currency contracts.................             --              --                  --              --
Receivable for closed forward currency contracts...............             --              --                  --              --
Receivable from Manager (Note 2) ..............................             --              --                  --              --
Foreign tax reclaim ...........................................        279,299          30,566               6,835              --
 ...................................................................................................................................
Total assets...................................................    324,673,483     314,567,312         139,180,843     253,332,970
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................             --              --                  --              --
Payable for variation margin...................................             --              --                  --              --
Payable for securities purchased...............................      3,094,406       4,740,438           2,122,562       7,052,644
Payable for shares of the fund repurchased.....................         44,322         100,077             981,766              --
Payable for compensation of Manager (Note 2)...................        570,773         577,433             342,932         312,482
Payable for investor servicing and custodian fees (Note 2).....        134,948          66,833              85,522          26,356
Payable for compensation of Trustees (Note 2)..................          3,948           4,203               3,813             162
Payable for administrative services (Note 2)...................          1,813           1,824               1,749           1,588
Payable for distribution fees (Note 2).........................            557             140                  15             109
Payable for open forward currency contracts....................             --              --                  --              --
Payable for closed forward currency contracts..................      1,824,738       3,063,023                  --              --
Other accrued expenses.........................................        161,784          40,539             106,360          24,575
 ...................................................................................................................................
Total liabilities..............................................      5,837,289       8,594,510           3,644,719       7,417,916
 ...................................................................................................................................
Net assets.....................................................   $318,836,194    $305,972,802        $135,536,124    $245,915,054
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................   $282,196,509    $287,979,082        $123,597,238    $215,660,283
Undistributed net investment income (loss)/Distributions in
  excess of net investment income (Note 1).....................       (336,147)       (654,990)           (233,349)             --
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)                        (6,212,481)     (2,067,655)        (13,837,772)     (8,838,294)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................     43,188,313      20,716,365          26,010,007      39,093,065
 ...................................................................................................................................
Total -- Representing net assets applicable to capital
  shares outstanding...........................................   $318,836,194    $305,972,802        $135,536,124    $245,915,054
 ...................................................................................................................................
Computation of net asset value Class IA
Net Assets.....................................................   $317,601,817    $305,046,991        $135,451,087    $243,295,658
Number of shares outstanding...................................     23,488,832      24,912,249          11,788,244      20,891,466
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding) ........................................   $      13.52    $      12.24        $      11.49    $      11.65
Computation of net asset value Class IB
Net Assets.....................................................   $  1,234,377    $    925,811        $     85,037    $  2,619,396
Number of shares outstanding...................................         91,357          75,625               7,405         225,024
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding) ........................................   $      13.51    $      12.24        $      11.48    $      11.64
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...   $278,844,842    $290,613,340        $109,212,054    $211,681,348
Cost of foreign currency (Note 1)..............................             --              --             688,746              --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                    Putnam VT          Putnam VT       Putnam VT         Putnam VT
                                                                        Money  New Opportunities       New Value    OTC & Emerging
                                                                  Market Fund               Fund            Fund       Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)................... $ 611,499,838     $3,521,805,998    $ 250,921,508     $ 25,998,902
Repurchase agreements, at value (Note 1).......................            --         63,008,488        5,186,691        2,671,356
Cash...........................................................         9,443          1,401,117               36              213
Foreign currency, at value.....................................            --                 --               --               --
Dividends, interest, and other receivables.....................     1,674,905            708,142          471,231               --
Receivable for shares of the fund sold.........................        11,817          1,928,290            2,358               --
Receivable for securities sold.................................            --          9,873,332          512,719          188,773
Receivable for variation margin................................            --                 --               --               --
Receivable for open forward currency contracts.................            --                 --               --               --
Receivable for closed forward currency contracts...............            --                 --               --               --
Receivable from Manager (Note 2)...............................            --                 --               --           10,740
Foreign tax reclaim............................................            --                 --               --               --
 ...................................................................................................................................
Total assets...................................................   613,196,003      3,598,725,367      257,094,543       28,869,984
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................            --                 --               --               --
Payable for variation margin...................................            --                 --               --               --
Payable for securities purchased...............................            --          6,693,582          159,828          207,986
Payable for shares of the fund repurchased.....................     4,042,707                 --          288,539              156
Payable for compensation of Manager (Note 2)...................       730,957          4,202,238          424,080               --
Payable for investor servicing and custodian fees (Note 2).....        41,270            117,585           26,422           28,856
Payable for compensation of Trustees (Note 2)..................         8,670             56,260            2,809               61
Payable for administrative services (Note 2)...................         2,390              7,972            1,652               25
Payable for distribution fees (Note 2).........................         1,089                144               44               52
Payable for open forward currency contracts....................            --                 --               --               --
Payable for closed forward currency contracts..................            --                 --               --               --
Other accrued expenses.........................................        22,887             64,162           23,385           32,869
 ...................................................................................................................................
Total liabilities..............................................     4,849,970         11,141,943          926,759          270,005
 ...................................................................................................................................
Net assets.....................................................  $608,346,033     $3,587,583,424     $256,167,784      $28,599,979
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................  $608,346,033     $2,376,710,610     $237,846,959      $25,459,263
Undistributed net investment income (loss) (Note 1)............            --                 --           57,759               --
Accumulated net realized gain (loss) on investments
  and foreign currency transactions (Note 1)...................            --         47,433,308        3,147,156       (2,732,544)
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................            --      1,163,439,506       15,115,910        5,873,260
 ...................................................................................................................................
Total -- Representing net assets applicable to capital
  shares outstanding...........................................  $608,346,033     $3,587,583,424     $256,167,784      $28,599,979
 ...................................................................................................................................
Computation of net asset value Class IA
Net Assets.....................................................  $595,158,086     $3,586,224,781     $255,753,500      $28,059,426
Number of shares outstanding...................................   595,158,086        137,628,302       21,267,484        2,781,247
Net asset value, offering price and redemption
price per share (net assets divided by number
  of shares outstanding).......................................  $       1.00     $        26.06     $      12.03      $     10.09
Computation of net asset value Class IB
Net Assets.....................................................  $ 13,187,947     $    1,358,643     $    414,284      $   540,553
Number of shares outstanding...................................    13,187,947             52,178           34,458           53,638
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................  $       1.00     $        26.04     $      12.02      $     10.08
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)...  $611,499,838     $2,421,374,980     $240,992,289      $22,796,998
Cost of foreign currency (Note 1)..............................            --                 --               --               --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                                                        Putnam VT        Putnam VT
                                                                                     Putnam VT    U.S. Government        Utilities
                                                                                      Research   and High Quality       Growth and
                                                                                          Fund          Bond Fund      Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................                    $22,520,866     $1,016,548,021     $988,271,466
Repurchase agreements, at value (Note 1).......................                      1,169,156         49,112,411       26,793,572
Cash...........................................................                            433            139,237           18,998
Foreign currency, at value.....................................                             --                 --               --
Dividends, interest, and other receivables.....................                         15,521         11,582,883        3,591,354
Receivable for shares of the fund sold.........................                        137,734          1,060,416          284,442
Receivable for securities sold.................................                        413,487            579,901               --
Receivable for variation margin................................                             --             18,625               --
Receivable for open forward currency contracts.................                             --            319,910               --
Receivable for closed forward currency contracts...............                             --                 --               --
Receivable from Manager (Note 2)...............................                          8,950                 --               --
Foreign tax reclaim............................................                             --                 --           32,448
 ...................................................................................................................................
Total assets...................................................                     24,266,147      1,079,361,404    1,018,992,280
 ...................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................                             --                 --               --
Payable for variation margin...................................                             --                 --               --
Payable for securities purchased...............................                      1,355,389         74,926,744               --
Payable for shares of the fund repurchased.....................                             10                 95          173,444
Payable for compensation of Manager (Note 2)...................                             --          1,496,033        1,583,632
Payable for investor servicing and custodian fees (Note 2).....                          9,496             14,290           46,627
Payable for compensation of Trustees (Note 2)..................                              2             15,543           21,395
Payable for administrative services (Note 2)...................                            978              2,616            2,766
Payable for distribution fees (Note 2).........................                             22                259              172
Payable for open forward currency contracts....................                             --            409,513               --
Payable for closed forward currency contracts..................                             --                 --               --
Other accrued expenses.........................................                         19,007             47,371           38,203
 ...................................................................................................................................
Total liabilities..............................................                      1,384,904         76,912,464        1,866,239
 ...................................................................................................................................
Net assets.....................................................                    $22,881,243     $1,002,448,940   $1,017,126,041
 ...................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................                    $20,640,566     $  912,746,579   $  701,041,702
Undistributed net investment income (loss) (Note 1)............                             --         52,744,212       28,000,418
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1).....................                        261,181         15,682,940       29,013,180
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................                      1,979,496         21,275,209      259,070,741
 ...................................................................................................................................
Total -- Representing net assets applicable
  to capital shares outstanding................................                    $22,881,243     $1,002,448,940   $1,017,126,041
 ...................................................................................................................................
Computation of net asset value Class IA
Net Assets.....................................................                    $22,626,383     $1,000,161,066   $1,015,326,928
Number of shares outstanding...................................                      1,897,004         72,869,819       55,812,807
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................                    $     11.93     $        13.73   $        18.19
Computation of net asset value Class IB
Net Assets.....................................................                    $   254,860     $    2,287,874   $    1,799,113
Number of shares outstanding...................................                         21,410            166,693           98,901
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding) ......................................                    $     11.90     $        13.73   $        18.19
 ...................................................................................................................................
Cost of investments, including repurchase agreement (Note 1)                       $21,710,526     $1,044,313,520   $  756,014,197
Cost of foreign currency (Note 1)..............................                             --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------


Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------------------------------------
December 31, 1998

                                                                            Putnam VT               Putnam VT
                                                                                Vista                 Voyager
                                                                                 Fund                    Fund
--------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value (Note 1)...................          $304,744,959          $5,764,737,713
Repurchase agreements, at value (Note 1).......................            13,711,828              49,495,461
Cash...........................................................                   300                 524,112
Foreign currency, at value.....................................                    --                 390,861
Dividends, interest, and other receivables.....................               142,555               2,315,546
Receivable for shares of the fund sold.........................                12,203                 427,815
Receivable for securities sold.................................               843,733              15,668,319
Receivable for variation margin................................                    --                      --
Receivable for open forward currency contracts.................                    --                      --
Receivable for closed forward currency contracts...............                    --                      --
Receivable from Manager (Note 2)...............................                    --                      --
Foreign tax reclaim............................................                    --                   4,500
 ..............................................................................................................
Total assets...................................................           319,455,578           5,833,564,327
 ..............................................................................................................
Liabilities
Payable to subcustodian (Note 2)...............................                    --                      --
Payable for variation margin...................................                    --                      --
Payable for securities purchased...............................             5,963,413              19,074,048
Payable for shares of the fund repurchased.....................               454,152                      --
Payable for compensation of Manager (Note 2)...................               426,266               6,698,206
Payable for investor servicing and custodian fees (Note 2).....                31,661                 206,981
Payable for compensation of Trustees (Note 2)..................                 2,714                  99,136
Payable for administrative services (Note 2)...................                 1,652                   8,681
Payable for distribution fees (Note 2).........................                    94                     454
Payable for open forward currency contracts....................                    --                      --
Payable for closed forward currency contracts..................                    --                      --
Other accrued expenses.........................................               111,887                  71,415
 ..............................................................................................................
Total liabilities..............................................             6,991,839              26,158,921
 ..............................................................................................................
Net assets.....................................................          $312,463,739          $5,807,405,406
 ..............................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5).............................          $250,867,863          $3,478,638,960
Undistributed net investment income (loss) (Note 1)............                    --               6,388,437
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1).....................           (14,140,280)            502,080,922
Net unrealized appreciation (depreciation) of
  investments and assets and liabilities in
  foreign currencies...........................................            75,736,156           1,820,297,087
 ..............................................................................................................
Total -- Representing net assets applicable
  to capital shares outstanding................................          $312,463,739          $5,807,405,406
 ..............................................................................................................
Computation of net asset value Class IA
Net Assets.....................................................          $311,612,432          $5,803,073,215
Number of shares outstanding...................................            21,162,504             126,573,538
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding).......................................          $      14.72          $        45.85
Computation of net asset value Class IB
Net Assets.....................................................          $    851,307          $    4,332,191
Number of shares outstanding...................................                57,810                  94,559
Net asset value, offering price and redemption
  price per share (net assets divided by number
  of shares outstanding) ......................................          $      14.73          $        45.81
 ..............................................................................................................
Cost of investments, including repurchase agreement (Note 1)             $242,720,631          $3,993,934,689
Cost of foreign currency (Note 1)..............................                    --                 391,647
--------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Operations
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                   Putnam VT       Putnam VT          Putnam VT          Putnam VT
                                                                Asia Pacific     Diversified  The George Putnam       Global Asset
                                                                 Growth Fund     Income Fund     Fund of Boston**  Allocation Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends...................................................... $  2,028,022   $   2,453,732         $  434,723      $   8,886,595
Interest.......................................................      106,549      53,844,425            708,080         24,283,063
Less: foreign taxes withheld...................................      (99,985)             --                 --           (208,866)
 ...................................................................................................................................
Total investment income........................................    2,034,586      56,298,157          1,142,803         32,960,792
 ...................................................................................................................................
Expenses
Compensation of Manager (Note 2)...............................      769,751       4,373,212            207,992          6,476,330
Investor servicing and custodian fees (Note 2).................      241,755         571,343            140,225          1,167,771
Compensation of Trustees (Note 2)..............................       17,321          22,499              1,251             27,367
Administrative services (Note 2)...............................        5,365          10,613              2,103             14,460
Distribution fees-Class IB (Note 2)............................           25             459                457                378
Reports to Shareholders........................................          234           3,207                 53              2,413
Registration Fees..............................................            4               4                  4                  4
Auditing.......................................................       32,187          65,054             50,782             61,588
Legal..........................................................        3,797           6,864              2,543              8,640
Other..........................................................        1,587          10,562                283              8,309
Fees waived and reimbursed by Manager (Note 2).................           --              --           (133,702)                --
 ...................................................................................................................................
Total expenses.................................................    1,072,026       5,063,817            271,991          7,767,260
 ...................................................................................................................................
Expense reduction (Note 2).....................................       (8,280)       (226,307)            (3,957)          (162,126)
Net expenses...................................................    1,063,746       4,837,510            268,034          7,605,134
 ...................................................................................................................................
Net investment income (loss)...................................      970,840      51,460,647            874,769         25,365,658
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........  (22,468,238)    (16,484,846)           (15,776)        54,869,134
Net realized gain (loss) on futures contracts (Note 1).........           --       1,323,362                 --         (2,656,372)
Net realized gain (loss) on written options (Notes 1 and 3)....           --              --                 --             92,311
Net realized gain (loss) on foreign currency
  transactions (Note 1)........................................      237,354      (6,875,342)                --         (3,736,904)
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the period............   (1,362,790)      1,500,861                 --            909,964
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period............................................   16,282,372     (41,162,188)         4,925,141         42,385,015
 ...................................................................................................................................
Net gain (loss) on investments.................................   (7,311,302)    (61,698,153)         4,909,365         91,863,148
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..............................................  $(6,340,462)   $(10,237,506)        $5,784,134       $117,218,806
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Operations (continued)
-----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                       Putnam VT         Putnam VT        Putnam VT      Putnam VT
                                                                   Global Growth            Growth  Health Sciences     High Yield
                                                                            Fund   and Income Fund             Fund**         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends.......................................................... $ 16,573,798    $  182,923,637      $   222,881  $  10,374,200
Interest...........................................................    1,876,290         8,178,035          236,556    108,393,204
Less: foreign taxes withheld.......................................   (1,333,333)         (583,636)              --        (14,077)
 ...................................................................................................................................
Total investment income............................................   17,116,755       190,518,036          459,437    118,753,327
 ...................................................................................................................................
Expenses
Compensation of Manager (Note 2)...................................   10,690,208        42,223,532          295,300      6,936,557
Investor servicing and custodian fees (Note 2).....................    1,969,635         3,279,224           87,655        548,581
Compensation of Trustees (Note 2)..................................       47,289           117,563            4,224         34,565
Administrative services (Note 2)...................................       19,000            39,057            3,355         20,549
Distribution fees-Class IB (Note 2)................................          156             1,566              341            500
Reports to Shareholders............................................        5,887            26,590              360          5,411
Registration Fees..................................................            4                 4                4              4
Auditing...........................................................       54,764            86,930           29,626         50,829
Legal..............................................................       12,289            51,601            2,613         36,350
Other..............................................................       15,809            79,850              363             --
Fees waived and reimbursed by Manager (Note 2).....................           --                --          (43,829)            --
 ...................................................................................................................................
Total expenses.....................................................   12,815,041        45,905,917          380,012      7,633,346
 ...................................................................................................................................
Expense reduction (Note 2).........................................     (311,654)       (1,075,191)          (4,930)      (228,997)
Net expenses.......................................................   12,503,387        44,830,726          375,082      7,404,349
 ...................................................................................................................................
Net investment income (loss).......................................    4,613,368       145,687,310           84,355    111,348,978
 ...................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)............  187,622,416       655,640,236       (4,823,757)   (19,591,587)
Net realized gain (loss) on futures contracts (Note 1).............      488,331                --               --             --
Net realized gain (loss) on written options (Notes 1 and 3)........           --                --               --             --
Net realized gain (loss) on foreign currency transactions (Note 1).    8,744,069          (619,669)              --        (66,455)
Net realized gain (loss) on swap contracts (Note 1)................     (328,218)               --               --             --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..............   (4,961,450)          758,482               --         (1,056)
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period.......  263,853,828       494,341,035       17,951,815   (155,029,453)
 ...................................................................................................................................
Net gain (loss) on investments.....................................  455,418,976     1,150,120,084       13,128,058   (174,688,551)
 ...................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations.................................................. $460,032,344    $1,295,807,394      $13,212,413  $ (63,339,573)
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                                        Putnam VT          Putnam VT
                                                                  Putnam VT  International Growth      International    Putnam VT
                                                              International            and Income  New Opportunities    Investors
                                                                Growth Fund                  Fund               Fund         Fund**
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends...................................................... $ 3,937,002          $  6,473,551       $  1,369,767  $   439,025
Interest.......................................................     897,847             1,941,726            312,196      300,888
Less: foreign taxes withheld...................................    (288,072)             (640,634)          (164,870)        (138)
 ..................................................................................................................................
Total investment income........................................   4,546,777             7,774,643          1,517,093      739,775
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)...............................   1,920,623             2,185,230          1,488,974      425,193
Investor servicing and custodian fees (Note 2).................     585,120               454,949            450,827      110,304
Compensation of Trustees (Note 2)..............................      18,297                19,412             17,201        3,371
Administrative services (Note 2)...............................       7,180                 7,263              6,970        4,212
Distribution fees-Class IB (Note 2)............................       1,083                   275                 43          406
Reports to Shareholders........................................       1,101                 1,537              1,164          474
Registration Fees..............................................           4                     4                  4            4
Auditing.......................................................      41,119                42,067             40,164       24,638
Legal..........................................................       4,905                 5,175              4,165        2,716
Other..........................................................       2,090                 2,158              1,126          560
Fees waived and reimbursed by Manager (Note 2).................          --                    --            (25,296)     (15,450)
 ..................................................................................................................................
Total expenses.................................................   2,581,522             2,718,070          1,985,342      556,428
 ..................................................................................................................................
Expense reduction (Note 2).....................................     (44,499)              (32,200)           (26,659)          --
Net expenses...................................................   2,537,023             2,685,870          1,958,683      556,428
 ..................................................................................................................................
Net investment income (loss)...................................   2,009,754             5,088,773           (441,590)     183,347
 ..................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)........  (4,538,924)            7,491,895         (8,750,553)  (8,838,294)
Net realized gain (loss) on futures contracts (Note 1).........          --                    --                 --           --
Net realized gain (loss) on written options (Notes 1 and 3)....          --                    --                 --           --
Net realized gain (loss) on foreign currency
  transactions (Note 1)........................................  (1,880,370)           (2,797,212)           464,154           --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..........     (15,270)             (150,848)          (233,626)          --
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period............................................  38,604,202            14,532,067         26,708,140   39,093,065
 ..................................................................................................................................
Net gain (loss) on investments.................................  32,169,638            19,075,902         18,188,115   30,254,771
 ..................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations.............................................. $34,179,392           $24,164,675        $17,746,525  $30,438,118
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                     Putnam VT           Putnam VT     Putnam VT        Putnam VT
                                                                         Money   New Opportunities     New Value   OTC & Emerging
                                                                   Market Fund                Fund          Fund      Growth Fund**
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends......................................................... $        --       $   8,280,131  $  4,459,875       $    2,404
Interest..........................................................  28,274,095           4,885,727       460,965           54,580
Less: foreign taxes withheld......................................          --             (24,079)           --               --
 .................................................................................................................................
Total investment income...........................................  28,274,095          13,141,779     4,920,840           56,984
 .................................................................................................................................
Expenses
Compensation of Manager (Note 2)..................................   2,267,755          16,639,549     1,622,770           62,785
Investor servicing and custodian fees (Note 2)....................     307,015           1,234,729       190,013           75,905
Compensation of Trustees (Note 2).................................       9,497              56,653        12,945            1,060
Administrative services (Note 2)..................................       7,763              38,169         6,574               60
Distribution fees-Class IB (Note 2)...............................       2,562                 330            89              105
Reports to Shareholders...........................................         746              12,852         1,055              139
Registration Fees.................................................           4                  4              4                4
Auditing..........................................................      23,133              61,666        28,525           32,192
Legal.............................................................      21,785              27,937         4,889            2,440
Other.............................................................      69,154              23,120         4,652               78
Fees waived and reimbursed by Manager (Note 2)....................          --                  --            --          (93,939)
 ..................................................................................................................................
Total expenses....................................................   2,709,414          18,095,009     1,871,516           80,829
 ..................................................................................................................................
Expense reduction (Note 2)........................................     (17,688)           (273,735)      (67,459)          (2,436)
Net expenses......................................................   2,691,726          17,821,274     1,804,057           78,393
 ..................................................................................................................................
Net investment income (loss)......................................  25,582,369          (4,679,495)    3,116,783          (21,409)
 ..................................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)...........          --          52,251,084     3,826,660       (2,732,544)
Net realized gain (loss) on futures contracts (Note 1)............          --                  --            --               --
Net realized gain (loss) on written options (Notes 1 and 3).......          --                  --            --               --
Net realized gain (loss) on foreign currency transactions (Note 1)          --              (7,687)      (93,575)              --
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period.............          --                  --        73,741               --
Net unrealized appreciation (depreciation) of investments, futures,
  written options and TBA sale commitments during the period......          --         621,550,838     7,418,537        5,873,260
 ..................................................................................................................................
Net gain (loss) on investments....................................          --         673,794,235    11,225,363        3,140,716
 ..................................................................................................................................
Net increase (decrease) in net assets resulting
  from operations................................................. $25,582,369        $669,114,740   $14,342,146       $3,119,307
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


Putnam Variable Trust
Statement of Operations (continued)
---------------------------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                                             Putnam VT
                                                                       Putnam VT       U.S. Government           Putnam VT
                                                                        Research      and High Quality    Utilities Growth
                                                                            Fund***          Bond Fund     and Income Fund
---------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends..........................................................   $   30,883           $        --       $  25,646,413
Interest...........................................................       14,966            59,006,505           9,268,474
Less: foreign taxes withheld.......................................           --                    --            (224,922)
 ............................................................................................................................
Total investment income............................................       45,849            59,006,505          34,689,965
 ............................................................................................................................
Expenses
Compensation of Manager (Note 2)...................................       19,146            5,276,417            5,824,579
Investor servicing and custodian fees (Note 2).....................       10,825              491,252              500,817
Compensation of Trustees (Note 2)..................................            5               18,025               26,495
Administrative services (Note 2)...................................          978               10,289               10,977
Distribution fees-Class IB (Note 2)................................           42                  608                  316
Reports to Shareholders............................................           --                2,261                2,625
Registration Fees..................................................            4                    4                    4
Auditing...........................................................       20,700               45,918               34,829
Legal..............................................................        1,413                7,821                8,175
Other..............................................................           21                4,901                7,919
Fees waived and reimbursed by Manager (Note 2).....................      (28,096)                  --                   --
 ............................................................................................................................
Total expenses.....................................................       25,038            5,857,496            6,416,736
 ............................................................................................................................
Expense reduction (Note 2).........................................       (1,070)            (151,067)             (86,250)
Net expenses.......................................................       23,968            5,706,429            6,330,486
 ............................................................................................................................
Net investment income (loss).......................................       21,881           53,300,076           28,359,479
 ............................................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)............      273,279           14,898,072           29,501,961
Net realized gain (loss) on futures contracts (Note 1).............           --            1,998,295                   --
Net realized gain (loss) on written options (Notes 1 and 3)........           --                   --                   --
Net realized gain (loss) on foreign currency
  transactions (Note 1)............................................           --              219,956               (4,434)
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..............           --           (1,412,701)              23,448
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period................................................    1,979,496           (1,680,677)          70,669,760
 ............................................................................................................................
Net gain (loss) on investments.....................................    2,252,775           14,022,945          100,190,735
 ............................................................................................................................
Net increase (decrease) in net assets resulting
  from operations..................................................   $2,274,656          $67,323,021         $128,550,214
----------------------------------------------------------------------------------------------------------------------------



Statement of Operations (continued)
--------------------------------------------------------------------------------------------------------
Year ended December 31, 1998

                                                                          Putnam VT         Putnam VT
                                                                             Vista            Voyager
                                                                              Fund               Fund
-------------------------------------------------------------------------------------------------------
Investment Income
Dividends..........................................................    $   895,546    $    26,549,776
Interest...........................................................        621,919          9,058,506
Less: foreign taxes withheld.......................................             --           (290,657)
 .......................................................................................................
Total investment income............................................      1,517,465         35,317,625
 .......................................................................................................
Expenses
Compensation of Manager (Note 2)...................................      1,526,540         26,815,677
Investor servicing and custodian fees (Note 2).....................        230,030          1,964,864
Compensation of Trustees (Note 2)..................................         12,642             88,745
Administrative services (Note 2)...................................          6,574             32,201
Distribution fees-Class IB (Note 2)................................            219                983
Reports to Shareholders............................................          1,009              7,958
Registration Fees..................................................              4                  4
Auditing...........................................................         34,296             54,340
Legal..............................................................          4,931             32,420
Other..............................................................          2,076             44,168
Fees waived and reimbursed by Manager (Note 2).....................             --                 --
 .......................................................................................................
Total expenses.....................................................      1,818,321         29,041,360
 .......................................................................................................
Expense reduction (Note 2).........................................        (25,095)          (506,402)
Net expenses.......................................................      1,793,226         28,534,958
 .......................................................................................................
Net investment income (loss).......................................       (275,761)         6,782,667
 .......................................................................................................
Net realized gain (loss) on investments (Notes 1 and 3)............    (10,989,282)       508,085,782
Net realized gain (loss) on futures contracts (Note 1).............             --                 --
Net realized gain (loss) on written options (Notes 1 and 3)........             --                 --
Net realized gain (loss) on foreign currency
  transactions (Note 1)............................................             --                883
Net unrealized appreciation (depreciation) of assets and
  liabilities in foreign currencies during the period..............             --             (1,398)
Net unrealized appreciation (depreciation) of investments,
  futures, written options and TBA sale commitments
  during the period................................................     53,652,396        594,983,726
 .......................................................................................................
Net gain (loss) on investments.....................................     42,663,114      1,103,068,993
 .......................................................................................................
Net increase (decrease) in net assets resulting
  from operations..................................................    $42,387,353     $1,109,851,660
-------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Putnam VT                        Putnam VT
                                                                       Asia Pacific Growth Fund         Diversified Income Fund
                                                                        Year ended December 31           Year ended December 31
                                                                          1998           1997            1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income...........................................   $   970,840    $    941,178      $  51,460,647    $  41,048,375
Net realized loss on investments and
  foreign currency transactions.................................   (22,230,884)     (8,695,246)       (22,036,826)      (1,694,515)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies.............................    14,919,582     (11,278,930)       (39,661,327)         888,492
 ...................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations.....................................    (6,340,462)    (19,032,998)       (10,237,506)      40,242,352
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA......................................................    (4,516,269)     (2,664,413)       (26,682,103)     (29,111,302)
  Class IB......................................................            --              --                 --               --
From net realized gain on investments
  Class IA......................................................            --              --        (11,333,017)      (4,589,202)
  Class IB......................................................            --              --                 --               --
From return of capital
  Class IA......................................................      (127,308)             --                 --               --
  Class IB......................................................            --              --                 --               --
Increase (decrease) from capital share
  transactions (Note 4) ........................................   (11,140,017)      4,051,900        111,121,414      106,794,510
 ...................................................................................................................................
Total increase (decrease) in net assets.........................   (22,124,056)    (17,645,511)        62,868,788      113,336,358
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5)....................................   112,902,073     130,547,584        608,147,673      494,811,315
 ...................................................................................................................................
End of period...................................................  $ 90,778,017    $112,902,073       $671,016,461     $608,147,673
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period.....................................................  $    (12,294)   $  3,110,245       $ 46,307,097     $ 24,946,121
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam VT                            Putnam VT
                                                              The George Putnam Fund of Boston       Global Asset Allocation Fund
                                                                  Period ended December 31              Year ended December 31
                                                                           1998**                        1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income...........................................       $    874,769                $   25,355,658     $ 26,362,418
Net realized gain (loss) on investments and
foreign currency transactions...................................            (15,776)                   48,568,169       93,474,412
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies.............................          4,925,141                    43,294,979       32,963,374
 ...................................................................................................................................
Net increase in net assets
  resulting from operations.....................................          5,784,134                   117,218,806      152,800,204
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA......................................................           (909,452)                  (21,801,279)     (26,895,274)
  Class IB......................................................            (15,315)                           --               --
From net realized gain on investments
  Class IA......................................................                 --                   (93,644,097)     (45,515,619)
  Class IB......................................................                 --                            --               --
Increase from capital share
transactions (Note 4)...........................................        108,265,989                    63,367,043      128,408,589
 ...................................................................................................................................
Total increase in net assets....................................        113,125,356                    65,140,473      208,797,900
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5)...................................           2,001,000                   956,532,159      747,734,259
 ...................................................................................................................................
End of period                                                          $115,126,356                $1,021,672,632     $956,532,159
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................        $    (44,081)               $   18,368,225     $ 19,696,988
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Putnam VT                           Putnam VT
                                                                      Global Growth Fund                Growth and Income Fund
                                                                     Year ended December 31             Year ended December 31
                                                                     1998             1997              1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income......................................... $    4,613,368   $   12,009,717     $  145,687,310   $  151,064,527
Net realized gain on investments and
  foreign currency transactions...............................    196,526,598      237,026,255        655,020,567      979,781,001
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies...........................    258,892,378      (49,925,874)       495,099,517      367,746,315
 ...................................................................................................................................
Net increase in net assets
resulting from operations.....................................    460,032,344      199,110,098      1,295,807,394    1,498,591,843
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA....................................................    (45,115,988)     (33,624,622)      (149,956,847)    (128,693,999)
  Class IB....................................................             --               --                 --               --
From net realized gain on investments
  Class IA....................................................   (225,579,941)     (36,166,971)      (978,918,294)    (313,245,625)
  Class IB....................................................             --               --                 --               --
Increase from capital share
  transactions (Note 4).......................................    187,077,579      137,298,121      1,451,702,995    1,601,582,252
 ...................................................................................................................................
Total increase in net assets..................................    376,413,994      266,616,626      1,618,635,248    2,658,234,471
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) .................................  1,611,503,458    1,344,886,832      8,337,334,073    5,679,099,602
 ...................................................................................................................................
End of period................................................. $1,987,917,452   $1,611,503,458     $9,955,969,321   $8,337,334,073
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period................................................... $    7,163,966   $   39,155,023     $  139,548,823   $  145,500,331
------------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                            Putnam VT
                                                                       Health Sciences Fund                  Putnam VT
                                                                          Period ended                    High Yield Fund
                                                                           December 31                  Year ended December 31
                                                                              1998**                     1998             1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income..........................................            $     84,355           $   111,348,978   $   82,488,860
Net realized gain (loss) on investments and
  foreign currency transactions................................              (4,823,757)              (19,658,042)      19,263,536
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies............................              17,951,815              (155,030,509)      17,958,850
 ...................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations....................................              13,212,413               (63,339,573)     119,711,246
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................                 (83,480)              (84,098,235)     (58,024,885)
  Class IB.....................................................                  (1,104)                       --               --
From net realized gain on investments
  Class IA.....................................................                      --               (13,196,473)      (6,728,418)
  Class IB.....................................................                      --                        --               --
From return of capital
  Class IA.....................................................                 (32,926)                       --               --
  Class IB.....................................................                    (435)                       --               --
Increase from capital share
  transactions (Note 4).......................................              121,469,206               170,067,410      200,422,382
 ...................................................................................................................................
Total increase in net assets...................................             134,563,674                 9,433,129      255,380,325
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................               2,001,000             1,025,298,124      769,917,799
 ...................................................................................................................................
End of period..................................................            $136,564,674            $1,034,731,253   $1,025,298,124
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................            $         --            $  110,935,694   $   82,916,513
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Putnam VT                         Putnam VT
                                                                   International Growth Fund   International Growth and Income Fund
                                                                  Year ended     Period ended       Year ended       Period ended
                                                                  December 31    December 31        December 31      December 31
                                                                     1998            1997*             1998             1997*
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income..........................................  $   2,009,754    $    598,784      $   5,088,773    $   1,211,873
Net realized gain (loss) on investments and
  foreign currency transactions................................     (6,419,294)        434,252          4,694,683        5,522,841
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies............................     38,588,932       4,599,381         14,381,219        6,335,146
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................     34,179,392       5,632,417         24,164,675       13,069,860
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................       (843,870)       (598,784)        (2,590,484)      (1,211,873)
  Class IB.....................................................        (20,511)             --             (9,677)              --
In excess of net investment income
  Class IA.....................................................             --        (334,985)                --         (760,143)
  Class IB.....................................................             --              --                 --               --
From net realized gain on investments
  Class IA.....................................................             --        (434,252)        (5,311,565)      (4,894,779)
  Class IB.....................................................             --              --            (18,886)              --
In excess of net realized gain on investments
  Class IA.....................................................             --        (787,174)        (4,427,665)              --
  Class IB.....................................................             --              --            (15,743)              --
From return of capital
  Class IA.....................................................       (191,218)       (105,318)        (1,529,177)              --
  Class IB.....................................................         (4,648)             --             (5,628)              --
Increase from capital share
  transactions (Note 4) .......................................    134,832,557     145,012,588         89,118,942      197,894,945
 ...................................................................................................................................
Total increase in net assets...................................    167,951,702     148,384,492         99,374,792      204,098,010
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................    150,884,492       2,500,000        206,598,010        2,500,000
 ...................................................................................................................................
End of period..................................................   $318,836,194    $150,884,492       $305,972,802     $206,598,010
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................   $   (336,147)   $   (138,410)      $   (654,990)    $   (346,390)
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Putnam VT International                  Putnam VT
                                                                      New Opportunities Fund                 Investors Fund
                                                                    Year ended     Period ended              Period ended
                                                                    December 31    December 31                December 31
                                                                      1998            1997*                      1998**
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss) ..................................  $    (441,590)    $     63,700             $    183,347
Net realized loss on investments and
  foreign currency transactions................................     (8,286,399)      (4,862,745)              (8,838,294)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies............................     26,474,514         (464,507)              39,093,065
 ...................................................................................................................................
Net increase (decrease) in net assets
  resulting from operations....................................     17,746,525       (5,263,552)              30,438,118
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................       (235,886)         (63,700)                (181,901)
  Class IB.....................................................             --               --                   (1,605)
In excess of net investment income
  Class IA.....................................................             --         (244,501)                      --
  Class IB.....................................................             --               --                       --
From net realized gain on investments
  Class IA.....................................................             --               --                       --
  Class IB.....................................................             --               --                       --
From return of capital
  Class IA.....................................................             --               --                 (110,129)
  Class IB.....................................................             --               --                     (972)
Increase from capital share
  transactions (Note 4) .......................................     11,025,001      110,072,237              213,770,543
 ...................................................................................................................................
Total increase in net assets...................................     28,535,640      104,500,484              243,914,054
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................    107,000,484        2,500,000                2,001,000
 ...................................................................................................................................
End of period..................................................   $135,536,124     $107,000,484             $245,915,054
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................   $   (233,349)    $    (20,027)            $         --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                             Putnam VT                        Putnam VT
                                                                         Money Market Fund              New Opportunities Fund
                                                                       Year ended December 31           Year ended December 31
                                                                       1998             1997              1998          1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...................................   $ 25,582,369    $ 23,808,416     $   (4,679,495)  $     (168,377)
Net realized gain on investments and
  foreign currency transactions................................             --              --         52,243,397       68,314,810
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies............................             --              --        621,550,838      376,452,164
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................     25,582,369      23,808,416        669,114,740      444,598,597
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................    (25,507,476)    (23,808,416)                --               --
  Class IB.....................................................        (74,893)             --                 --               --
From net realized gain on investments
  Class IA.....................................................             --              --        (40,377,073)              --
  Class IB.....................................................             --              --                 --               --
Increase from capital share
  transactions (Note 4) .......................................    202,768,885     (31,555,153)       368,601,899      471,448,564
 ...................................................................................................................................
Total increase (decrease) in net assets........................    202,768,885     (31,555,153)       997,339,566      916,047,161
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................    405,577,148     437,132,301      2,590,243,858    1,674,196,697
 ...................................................................................................................................
End of period..................................................   $608,346,033    $405,577,148     $3,587,583,424   $2,590,243,858
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................   $         --    $         --     $           --   $           --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Putnam VT                         Putnam VT
                                                                           New Value Fund              OTC & Emerging Growth Fund
                                                                    Year ended    Period ended               Period ended
                                                                    December 31    December 31               December 31
                                                                       1998           1997*                     1998**
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...................................   $   3,116,783   $   1,720,282            $    (21,409)
Net realized gain (loss) on investments and
  foreign currency transactions................................       3,733,085       3,630,551              (2,732,544)
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies............................       7,492,278       7,623,632               5,873,260
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................      14,342,146      12,974,465               3,119,307
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................     (4,522,395)              --                      --
  Class IB.....................................................         (3,988)              --                      --
From net realized gain on investments
  Class IA.....................................................     (4,472,218)              --                      --
  Class IB.....................................................           (755)              --                      --
From return of capital
  Class IA.....................................................             --               --                 (10,506)
  Class IB.....................................................             --               --                     (91)
Increase from capital share
  transactions (Note 4) .......................................     55,434,143      182,166,386              23,490,269
 ...................................................................................................................................
Total increase in net assets...................................     60,776,933      195,140,851              26,598,979
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................    195,390,851          250,000               2,001,000
 ...................................................................................................................................
End of period..................................................   $256,167,784     $195,390,851             $28,599,979
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................   $     57,759     $  1,560,934             $        --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Putnam VT                      Putnam VT
                                                                            Research Fund                 U.S. Government
                                                                            Period ended              and High Quality Bond Fund
                                                                             December 31                Year ended December 31
                                                                               1998***                   1998              1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income..........................................            $    21,881             $   53,300,076    $  50,686,903
Net realized gain (loss) on investments and
  foreign currency transactions................................                273,279                 17,116,323       (2,397,818)
Net unrealized appreciation (depreciation)
  of investments and assets and
  liabilities in foreign currencies............................              1,979,496                 (3,093,378)      15,536,395
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................              2,274,656                 67,323,021       63,825,480
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................               (21,723)                (42,868,771)     (49,260,624)
  Class IB.....................................................                  (158)                         --               --
From net realized gain on investments
  Class IA.....................................................               (11,993)                 (1,115,763)              --
  Class IB.....................................................                  (105)                         --               --
Increase from capital share
  transactions (Note 4) .......................................            18,640,566                 189,570,369       (3,948,335)
 ...................................................................................................................................
Total increase in net assets...................................            20,881,243                 212,908,856       10,616,521
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5) ..................................             2,000,000                 789,540,084      778,923,563
 ...................................................................................................................................
End of period..................................................           $22,881,243              $1,002,448,940     $789,540,084
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................           $        --              $   52,744,212     $ 41,308,267
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Putnam VT
                                                                             Putnam VT                          Vista Fund
                                                                 Utilities Growth and Income Fund      Year ended     Period ended
                                                                     Year ended December 31            December 31    December 31
                                                                        1998          1997                1998           1997*
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)...................................  $   28,359,479   $ 25,451,494      $    (275,761)    $      4,017
Net realized gain (loss) on investments and
  foreign currency transactions................................      29,497,527     42,912,552        (10,989,282)      (3,150,998)
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies............................      70,693,208    106,798,904         53,652,396       22,083,760
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................     128,550,214    175,162,950         42,387,353       18,936,779
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................     (25,052,399)   (24,529,426)                --           (4,017)
  Class IB.....................................................              --             --                 --               --
From net realized gain on investments
  Class IA.....................................................     (43,178,545)   (33,449,218)                --               --
  Class IB.....................................................              --             --                 --               --
From return of capital
  Class IA.....................................................              --             --                 --           (9,239)
  Class IB.....................................................              --             --                 --               --
Increase from capital share
  transactions (Note 4)........................................     134,550,230     47,643,201         99,415,966      149,236,897
 ...................................................................................................................................
Total increase in net assets...................................     194,869,500    164,827,507        141,803,319      168,160,420
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5)...................................     822,256,541    657,429,034        170,660,420        2,500,000
 ...................................................................................................................................
End of period..................................................  $1,017,126,041   $822,256,541       $312,463,739     $170,660,420
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................  $   28,000,418   $ 24,966,593       $         --     $         --
-----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PUTNAM VARIABLE TRUST
Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Putnam VT
                                                                                 Voyager Fund
                                                                             Year ended December 31
                                                                             1998              1997
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income..........................................      $     6,782,667      $   11,685,570
Net realized gain on investments and
  foreign currency transactions................................          508,086,665         297,725,044
Net unrealized appreciation
  of investments and assets and
  liabilities in foreign currencies............................          594,982,328         601,292,487
 ...................................................................................................................................
Net increase in net assets
  resulting from operations....................................        1,109,851,660         910,703,101
 ...................................................................................................................................
Distributions to shareholders:
From net investment income
  Class IA.....................................................          (11,793,024)         (7,180,496)
  Class IB.....................................................                   --                 --
From net realized gain on investments
  Class IA.....................................................         (287,749,794)       (154,744,905)
  Class IB.....................................................                   --                  --
Increase from capital share
  transactions (Note 4) .......................................          458,561,422         508,267,410
 ...................................................................................................................................
Total increase in net assets...................................        1,268,870,264       1,257,045,110
 ...................................................................................................................................
Net assets:
Beginning of period (Note 5)...................................        4,538,535,142       3,281,490,032
 ...................................................................................................................................
End of period..................................................       $5,807,405,406      $4,538,535,142
 ...................................................................................................................................
Undistributed net investment income (loss), end
  of period....................................................       $    6,388,437      $   11,397,910
-----------------------------------------------------------------------------------------------------------------------------------
*  From January 2, 1997 (commencement of operations) to December 31, 1997.
** From April 30, 1998 (commencement of operations) to December 31, 1998.
***From September 30, 1998 (commencement of operations) to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                  Investment Operations
                                                                    Net
                                    Net                             Realized and
                                    Asset                           Unrealized
                                    Value,        Net               Gain (Loss)      Total from
                                    Beginning     Investment        on               Investment
Period ended                        of Period     Income (Loss)     Investments      Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998                   $ 9.20        $  .08(a)         $ (.56)          $ (.48)
December 31, 1997                    11.01           .07             (1.66)           (1.59)
December 31, 1996                    10.23           .05               .88              .93
December 31, 1995***                 10.00           .06(a)(b)         .17              .23
 ........................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998                   $11.31        $  .86(a)         $ (.99)          $ (.13)
December 31, 1997                    11.27           .82(a)           (.05)             .77
December 31, 1996                    11.03           .80(a)            .11              .91
December 31, 1995                     9.74           .71              1.09             1.80
December 31, 1994                    10.23           .61             (1.04)            (.43)
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******             $10.00        $  .18(a)(b)      $  .19           $  .37
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998                   $18.76        $  .46(a)         $ 2.00           $ 2.46
December 31, 1997                    17.25           .50              2.63             3.13
December 31, 1996                    16.15           .43              1.94             2.37
December 31, 1995                    13.19           .47              2.74             3.21
December 31, 1994                    14.29           .35              (.71)            (.36)
 ........................................................................................................
Putnam VT Global Growth Fund
December 31, 1998                   $18.34        $  .05(a)         $ 5.01           $ 5.06
December 31, 1997                    16.88           .13              2.18             2.31
December 31, 1996                    15.18           .17              2.35             2.52
December 31, 1995                    13.48           .20              1.85             2.05
December 31, 1994                    13.68           .13              (.26)            (.13)
 ........................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998                   $28.32        $  .44(a)         $ 3.77           $ 4.21
December 31, 1997                    24.56           .48              5.07             5.55
December 31, 1996                    21.47           .65(a)           3.84             4.49
December 31, 1995                    16.44           .53              5.31             5.84
December 31, 1994                    17.38           .50              (.48)             .02
 ........................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******             $10.00        $  .01(a)(b)      $  .94           $  .95
 ........................................................................................................
Putnam VT High Yield Fund
December 31, 1998                   $13.62         $1.31(a)         $(1.98)          $ (.67)
December 31, 1997                    12.96          1.06               .65             1.71
December 31, 1996                    12.37          1.18(a)            .32             1.50
December 31, 1995                    11.46           .91              1.05             1.96
December 31, 1994                    12.53          1.05             (1.17)            (.12)
 ........................................................................................................
Putnam VT International Growth Fund
December 31, 1998                   $11.43        $  .11(a)         $ 2.03           $ 2.14
December 31, 1997****                10.00           .05(b)           1.56             1.61
 ........................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998                   $11.53        $  .23(a)         $ 1.06           $ 1.29
December 31, 1997****                10.00           .07              1.87             1.94
 ........................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998                   $ 9.96       $  (.04)(a)(b)     $ 1.59           $ 1.55
December 31, 1997****                10.00           .01(b)           (.02)            (.01)
--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                  Less Distributions:

                                                                From          In Excess
                                  From           In Excess      Net           of Net
                                  Net            of Net         Realized      Realized        From
                                  Investment     Investment     Gain on       Gain on         Return
Period ended                      Income         Income         Investments   Investments     of Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998                $  (.38)       $   --         $   --        $   --            $ (.01)
December 31, 1997                   (.22)           --             --            --                --
December 31, 1996                   (.15)           --             --            --                --
December 31, 1995***                  --            --             --            --                --
 ........................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998                 $ (.48)       $   --         $ (.21)       $   --            $   --
December 31, 1997                   (.63)           --           (.10)           --                --
December 31, 1996                   (.67)           --             --            --                --
December 31, 1995                   (.51)           --             --            --                --
December 31, 1994                   (.06)           --             --            --                --
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******          $  (.09)       $   --         $   --        $   --            $   --
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998                $  (.43)       $   --         $(1.85)       $   --            $   --
December 31, 1997                   (.60)           --          (1.02)           --                --
December 31, 1996                   (.44)           --           (.83)           --                --
December 31, 1995                   (.25)           --             --            --                --
December 31, 1994                   (.29)           --           (.43)         (.02)               --
 ........................................................................................................
Putnam VT Global Growth Fund
December 31, 1998                $  (.52)       $   --         $(2.60)       $   --            $   --
December 31, 1997                   (.41)           --           (.44)           --                --
December 31, 1996                   (.25)           --           (.57)           --                --
December 31, 1995                   (.11)           --           (.24)           --                --
December 31, 1994                   (.05)           --           (.02)           --                --
 ........................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998                $  (.50)       $   --         $(3.26)       $   --            $   --
December 31, 1997                   (.52)           --          (1.27)           --                --
December 31, 1996                   (.51)           --           (.89)           --                --
December 31, 1995                   (.51)           --           (.30)           --                --
December 31, 1994                   (.38)           --           (.58)           --                --
 ........................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******          $  (.01)       $   --         $   --        $   --            $   --(e)
 ........................................................................................................
Putnam VT High Yield Fund
December 31, 1998                $ (1.08)       $   --         $ (.17)       $   --            $   --
December 31, 1997                   (.94)           --           (.11)           --                --
December 31, 1996                   (.91)           --             --            --                --
December 31, 1995                  (1.05)           --             --            --                --
December 31, 1994                   (.79)           --           (.14)         (.02)               --
 ........................................................................................................
Putnam VT International Growth Fund
December 31, 1998                $  (.04)       $   --         $   --        $   --            $ (.01)
December 31, 1997****               (.05)         (.02)          (.04)         (.06)             (.01)
 ........................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998                $  (.11)       $   --         $ (.22)       $ (.19)           $ (.06)
December 31, 1997****               (.08)         (.05)          (.28)           --                --
 ........................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998                $  (.02)       $   --         $   --        $   --            $   --
December 31, 1997****               (.01)         (.02)            --            --                --
--------------------------------------------------------------------------------------------------------

Financial Highlights (Continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                    Total             Net Asset Value,    Net Asset        End of Period
Period ended                        Distributions     End of Period       Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998                   $ (.39)           $ 8.33               (5.48)         $    90,667
December 31, 1997                     (.22)             9.20              (14.66)             112,902
December 31, 1996                     (.15)            11.01                9.10              130,548
December 31, 1995***                    --             10.23                2.30*              25,045
 ........................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998                   $ (.69)           $10.49               (1.37)         $   669,053
December 31, 1997                     (.73)            11.31                7.38              608,148
December 31, 1996                     (.67)            11.27                8.81              494,811
December 31, 1995                     (.51)            11.03               19.13              303,721
December 31, 1994                     (.06)             9.74               (4.23)             215,935
 ........................................................................................................
Putnam VT The George Putnam
December 31, 1998******             $ (.09)           $10.28                3.69*         $   113,202
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998                   $(2.28)           $18.94               13.47          $ 1,020,354
December 31, 1997                    (1.62)            18.76               19.67              956,532
December 31, 1996                    (1.27)            17.25               15.62              747,734
December 31, 1995                     (.25)            16.15               24.71              535,666
December 31, 1994                     (.74)            13.19               (2.50)             414,223
 ........................................................................................................
Putnam VT Global Growth Fund
December 31, 1998                   $(3.12)           $20.28               29.71          $ 1,987,094
December 31, 1997                     (.85)            18.34               14.33            1,611,503
December 31, 1996                     (.82)            16.88               17.20            1,344,887
December 31, 1995                     (.35)            15.18               15.67              831,593
December 31, 1994                     (.07)            13.48                (.96)             669,821
 ........................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998                   $(3.76)           $28.77               15.42          $ 9,948,386
December 31, 1997                    (1.79)            28.32               24.15            8,337,334
December 31, 1996                    (1.40)            24.56               21.92            5,679,100
December 31, 1995                     (.81)            21.47               36.71            3,312,306
December 31, 1994                     (.96)            16.44                 .35            1,907,380
 ........................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******             $ (.01)           $10.94                9.51*         $   134,436
 ........................................................................................................
Putnam VT High Yield Fund
December 31, 1998                   $(1.25)           $11.70               (5.86)         $ 1,032,892
December 31, 1997                    (1.05)            13.62               14.34            1,025,298
December 31, 1996                     (.91)            12.96               12.81              769,918
December 31, 1995                    (1.05)            12.37               18.32              498,467
December 31, 1994                     (.95)            11.46                (.94)             327,119
 ........................................................................................................
Putnam VT International Growth Fund
December 31, 1998                   $ (.05)           $13.52               18.69          $   317,602
December 31, 1997****                 (.18)            11.43               16.13              150,884
 ........................................................................................................
Putnam VT International Grow
December 31, 1998                   $ (.58)           $12.24               11.28          $   305,047
December 31, 1997****                 (.41)            11.53               19.43              206,598
 ........................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998                   $ (.02)           $11.49               15.58          $   135,451
December 31, 1997****                 (.03)             9.96                (.10)             107,000
--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                         Ratio of Net
                                      Ratio of           Investment
                                      Expenses           Income to
                                      to Average Net     Average Net     Portfolio
                                      Assets (%)(d)      Assets (%)      Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998                     1.12               1.01            136.49
December 31, 1997                     1.07                .70            102.92
December 31, 1996                     1.23                .84             66.10
December 31, 1995***                   .81(b)*            .72(b)*         67.72*
 ........................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998                      .78               7.94            186.80
December 31, 1997                      .80               7.43            282.56
December 31, 1996                      .83               7.45            235.53
December 31, 1995                      .85               7.85            297.17
December 31, 1994                      .80               7.60            165.17
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******                .57(b)*           1.84(b)*         99.85*
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998                      .78               2.54            133.80
December 31, 1997                      .77               3.01            181.05
December 31, 1996                      .83               3.08            165.03
December 31, 1995                      .84               3.31            150.88
December 31, 1994                      .76               3.19            150.21
 ........................................................................................................
Putnam VT Global Growth Fund
December 31, 1998                      .72                .26            164.56
December 31, 1997                      .75                .77            158.37
December 31, 1996                      .76               1.25             79.18
December 31, 1995                      .75               1.49             82.53
December 31, 1994                      .77               1.21             41.55
 ........................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998                      .50               1.59             63.62
December 31, 1997                      .51               2.08             64.96
December 31, 1996                      .54               2.90             39.57
December 31, 1995                      .57               3.34             50.87
December 31, 1994                      .62               3.64             46.43
 ........................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******                .61(b)*            .14(b)*         39.68*
 ........................................................................................................
Putnam VT High Yield Fund
December 31, 1998                      .71              10.31             52.00
December 31, 1997                      .72               9.26             84.61
December 31, 1996                      .76               9.57             62.72
December 31, 1995                      .79               9.42             69.78
December 31, 1994                      .74               9.79             62.09
 ........................................................................................................
Putnam VT International Growth Fund
December 31, 1998                     1.07                .84             98.31
December 31, 1997****                 1.20 (b)            .79 (b)         75.18
 ........................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998                      .99               1.86             62.61
December 31, 1997****                 1.12               1.11             53.20
 ........................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998                     1.60 (b)           (.36)(b)        157.72
December 31, 1997****                 1.60 (b)            .09 (b)        131.89
--------------------------------------------------------------------------------------------------------

See page 270 for Notes to Financial Highlights.


PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                       Investment Operations
                                                                         Net
                                                                         Realized and
                                                                         Unrealized
                                   Net Asset Value,    Net               Gain (Loss)     Total from
                                   Beginning of        Investment        on              Investment
Period ended                       Period              Income (Loss)     Investments     Operations
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 1998******            $10.00              $  .02(a)(b)      $ 1.65          $ 1.67
 ........................................................................................................
Putnam VT Money Market Fund
December 31, 1998                  $ 1.00              $.0510            $   --          $.0510
December 31, 1997                    1.00               .0509                --           .0509
December 31, 1996                    1.00               .0497                --           .0497
December 31, 1995                    1.00               .0533                --           .0533
December 31, 1994                    1.00               .0377                --           .0377
 ........................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998                  $21.23              $ (.04)           $ 5.19          $ 5.15
December 31, 1997                   17.22                  --(e)           4.01            4.01
December 31, 1996                   15.63                (.01)             1.60            1.59
December 31, 1995                   10.82                  --              4.84            4.84
December 31, 1994**                 10.00                  --(b)            .82             .82
 ........................................................................................................
Putnam VT New Value Fund
December 31, 1998                  $11.76              $  .16(a)         $  .57          $  .73
December 31, 1997****               10.00                 .18(a)           1.58            1.76
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            $10.00              $ (.01)(a) (b)    $  .10          $  .09
 ........................................................................................................
Putnam VT Research Fund
December 31, 1998*******           $10.00              $  .02(a) (b)     $ 1.93          $ 1.95
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998                  $13.42              $  .82(a)         $  .24          $ 1.06
December 31, 1997                   13.21                 .88               .18            1.06
December 31, 1996                   13.74                 .81              (.52)            .29
December 31, 1995                   12.22                 .81              1.56            2.37
December 31, 1994                   13.53                 .81             (1.24)           (.43)
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998                  $17.14              $  .54(a)         $ 1.90          $ 2.44
December 31, 1997                   14.80                 .53              3.11            3.64
December 31, 1996                   13.28                 .54              1.49            2.03
December 31, 1995                   10.68                 .53              2.65            3.18
December 31, 1994                   12.00                 .60             (1.44)           (.84)
 ........................................................................................................
Putnam VT Vista Fund
December 31, 1998                  $12.32              $ (.02)(a)        $ 2.42         $  2.40
December 31, 1997****               10.00                  --(e)           2.32            2.32
 ........................................................................................................
Putnam VT Voyager Fund
December 31, 1998                  $39.08              $  .05(a)         $ 9.26         $  9.31
December 31, 1997                   32.53                 .10              8.01            8.11
December 31, 1996                   30.50                 .09              3.75            3.84
December 31, 1995                   22.20                 .10              8.76            8.86
December 31, 1994                   22.41                 .07               .14             .21
--------------------------------------------------------------------------------------------------------

Financial Highlights (Continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                   Less Distributions:

                                                 From           In Excess
                                   From          Net            of Net          From
                                   Net           Realized       Realized        Return
                                   Investment    Gain on        Gain on         of
Period ended                       Income        Investments    Investments     Capital
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 1998******            $  (.01)      $   --         $   --          $ (.01)
 ........................................................................................................
Putnam VT Money Market Fund
December 31, 1998                  $(.0510)      $   --         $   --          $   --
December 31, 1997                   (.0509)          --             --              --
December 31, 1996                   (.0497)          --             --              --
December 31, 1995                   (.0533)          --             --              --
December 31, 1994                   (.0377)          --             --              --
 ........................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998                  $    --       $ (.32)        $   --          $   --
December 31, 1997                       --           --             --              --
December 31, 1996                       --           --             --              --
December 31, 1995                       --         (.02)            --            (.01)
December 31, 1994**                     --           --             --              --
 ........................................................................................................
Putnam VT New Value Fund
December 31, 1998                  $  (.23)      $ (.23)        $   --          $   --
December 31, 1997****                   --           --             --              --
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            $    --       $   --         $   --          $   --(e)
 ........................................................................................................
Putnam VT Research Fund
December 31, 1998*******           $  (.01)      $ (.01)        $   --          $   --
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998                  $  (.73)      $ (.02)        $   --          $   --
December 31, 1997                     (.85)          --             --              --
December 31, 1996                     (.82)          --             --              --
December 31, 1995                     (.85)          --             --              --
December 31, 1994                     (.66)        (.22)            --              --
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998                  $  (.51)      $ (.88)        $   --          $   --
December 31, 1997                     (.55)        (.75)            --              --
December 31, 1996                     (.51)          --             --              --
December 31, 1995                     (.58)          --             --              --
December 31, 1994                     (.35)        (.12)          (.01)             --
 ........................................................................................................
Putnam VT Vista Fund
December 31, 1998                  $    --        $  --         $   --          $   --
December 31, 1997****                   --(e)        --             --              --(e)
 ........................................................................................................
Putnam VT Voyager Fund
December 31, 1998                  $  (.10)      $(2.44)        $   --          $   --
December 31, 1997                     (.07)       (1.49)            --              --
December 31, 1996                     (.13)       (1.68)            --              --
December 31, 1995                     (.07)        (.49)            --              --
December 31, 1994                     (.05)        (.37)            --              --
--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                                          Total
                                                                          Investment
                                                                          Return at        Net Assets,
                                   Total             Net Asset Value,     Net Asset        End of Period
Period ended                       Distributions     End of Period        Value (%)(c)     (in thousands)
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 1998******            $  (.02)          $11.65               16.66*           $  243,296
 ........................................................................................................
Putnam VT Money Market Fund
December 31, 1998                  $(.0510)          $ 1.00                5.19            $  595,158
December 31, 1997                   (.0509)            1.00                5.22               405,577
December 31, 1996                   (.0497)            1.00                5.08               437,132
December 31, 1995                   (.0533)            1.00                5.46               263,213
December 31, 1994                   (.0377)            1.00                3.82               244,064
 ........................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998                  $  (.32)          $26.06               24.38            $3,586,225
December 31, 1997                       --            21.23               23.29             2,590,244
December 31, 1996                       --            17.22               10.17             1,674,197
December 31, 1995                     (.03)           15.63               44.87               515,109
December 31, 1994**                     --            10.82                8.20*               68,592
 ........................................................................................................
Putnam VT New Value Fund
December 31, 1998                  $  (.46)          $12.03                6.26            $  255,754
December 31, 1997****                   --            11.76               17.60               195,391
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            $    --           $10.09                 .94*           $   28,059
 ........................................................................................................
Putnam VT Research Fund
December 31, 1998*******           $  (.02)          $11.93               19.51*           $   22,626
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998                  $  (.75)          $13.73                8.25            $1,000,161
December 31, 1997                     (.85)           13.42                8.64               789,540
December 31, 1996                     (.82)           13.21                2.42               778,924
December 31, 1995                     (.85)           13.74               20.44               747,024
December 31, 1994                     (.88)           12.22               (3.23)              640,458
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998                  $ (1.39)          $18.19               14.92            $1,015,327
December 31, 1997                    (1.30)           17.14               27.10               822,257
December 31, 1996                     (.51)           14.80               15.80               657,429
December 31, 1995                     (.58)           13.28               31.08               530,461
December 31, 1994                     (.48)           10.68               (7.02)              384,169
 ........................................................................................................
Putnam VT Vista Fund
December 31, 1998                  $    --           $14.72               19.48            $  311,612
December 31, 1997****                   --            12.32               23.21               170,660
 ........................................................................................................
Putnam VT Voyager Fund
December 31, 1998                  $ (2.54)          $45.85               24.36            $5,803,073
December 31, 1997                    (1.56)           39.08               26.51             4,538,535
December 31, 1996                    (1.81)           32.53               12.97             3,281,490
December 31, 1995                     (.56)           30.50               40.67             2,000,232
December 31, 1994                     (.42)           22.20                1.04             1,026,972
--------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IA
--------------------------------------------------------------------------------------------------------
                                                     Ratio of Net
                                   Ratio of          Investment
                                   Expenses          Income (Loss)
                                   to Average Net    to Average Net     Portfolio
Period ended                       Assets (%)(d)     Assets (%)         Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
December 31, 1998******            .57(b)*            .19(b)*            42.97*
 ........................................................................................................
Putnam VT Money Market Fund
December 31, 1998                  .53               5.04                   --
December 31, 1997                  .54               5.10                   --
December 31, 1996                  .53               4.93                   --
December 31, 1995                  .57               5.43                   --
December 31, 1994                  .55               3.90                   --
 ........................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998                  .61               (.16)               59.75
December 31, 1997                  .63               (.01)               71.78
December 31, 1996                  .72               (.13)               57.94
December 31, 1995                  .84               (.03)               30.87
December 31, 1994**                .47(b)*            .03(b)*            32.77*
 ........................................................................................................
Putnam VT New Value Fund
December 31, 1998                  .81               1.34               130.96
December 31, 1997****              .85               1.59                64.15
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            .60(b)*           (.16)(b)*           59.93*
 ........................................................................................................
Putnam VT Research Fund
December 31, 1998*******           .22(b)*            .19(b)*            19.76*
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998                  .67               6.13               233.04
December 31, 1997                  .69               6.58               194.29
December 31, 1996                  .69               6.48               142.49
December 31, 1995                  .70               6.22               149.18
December 31, 1994                  .67               6.24               118.34
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998                  .72               3.19                24.77
December 31, 1997                  .74               3.63                42.46
December 31, 1996                  .73               4.22                61.94
December 31, 1995                  .68               4.72                60.33
December 31, 1994                  .68               5.23                84.88
 ........................................................................................................
Putnam VT Vista Fund
December 31, 1998                  .77               (.12)              116.48
December 31, 1997****              .87                 --                75.43
 ........................................................................................................
Putnam VT Voyager Fund
December 31, 1998                  .58                .14                62.99
December 31, 1997                  .59                .30                82.00
December 31, 1996                  .63                .36                63.87
December 31, 1995                  .68                .49                57.51
December 31, 1994                  .71                .40                62.44
--------------------------------------------------------------------------------------------------------

See page 270 for Notes to Financial Highlights.



PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IB
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Investment Operations                           Less Distributions:
                                                                         Net
                                   Net                                   Realized and                                From
                                   Asset                                 Unrealized                    From          Net
                                   Value,              Net               Gain (Loss)     Total from    Net           Realized
                                   Beginning           Investment        on              Investment    Investment    Gain on
Period ended                       of Period           Income (Loss)     Investments     Operations    Income        Investments
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998******            $ 8.57              $  (.01)(a)       $ (.23)         $ (.24)       $    --       $    --
 ...................................................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998*****             $10.95              $   .62(a)        $(1.10)         $ (.48)       $    --       $    --
 ...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******            $10.00              $   .17(a)(b)     $  .20          $  .37        $  (.09)      $    --
 ...................................................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998******            $18.16              $   .33(a)        $  .46          $  .79        $    --       $    --
 ...................................................................................................................................
Putnam VT Global Growth Fund
December 31, 1998******            $18.03              $  (.05)(a)       $ 2.30          $ 2.25        $    --       $    --
 ...................................................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998*****             $28.02              $   .26(a)        $  .47          $  .73        $    --       $    --
 ...................................................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******            $10.00              $  (.01)(a)(b)    $  .95          $  .94        $  (.01)      $    --
 ...................................................................................................................................
Putnam VT High Yield Fund
December 31, 1998******            $12.99              $   .79(a)        $(2.08)         $(1.29)       $    --       $    --
 ...................................................................................................................................
Putnam VT International Growth Fund
December 31, 1998******            $13.44              $  (.04)(a)       $  .15          $  .11        $  (.03)      $    --
 ...................................................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998*****             $13.36              $  (.01)(a)       $ (.57)         $ (.58)       $  (.11)      $  (.19)
 ...................................................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998******            $11.39              $  (.05)(a)(b)    $  .14          $  .09        $    --       $    --
 ...................................................................................................................................
Putnam VT Investors Fund
December 31, 1998******            $10.00              $    .01(a)(b)    $ 1.64          $ 1.65        $  (.01)      $    --
 ...................................................................................................................................
Putnam VT Money Market Fund
December 31, 1998******            $ 1.00              $  .0338(a)       $   --          $.0338        $(.0338)      $    --
 ...................................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998******            $23.94              $   (.05)(a)      $ 2.15          $ 2.10        $    --       $    --
 ...................................................................................................................................
Putnam VT New Value Fund
December 31, 1998******            $11.91              $    .13(a)       $  .13          $  .26        $  (.13)      $  (.02)
 ...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            $10.00              $   (.03)(a)(b)   $  .11          $  .08        $    --       $    --
 ...................................................................................................................................
Putnam VT Research Fund
December 31, 1998*******           $10.00              $    .02(a)(b)    $ 1.90          $ 1.92        $  (.01)      $  (.01)
 ...................................................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998******            $12.88              $    .50(a)       $  .35          $  .85        $    --       $    --
 ...................................................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998******            $16.19              $    .29(a)       $ 1.71          $ 2.00        $    --       $    --
 ...................................................................................................................................
Putnam VT Vista Fund
December 31, 1998******            $13.76              $   (.02)(a)      $  .99          $  .97        $    --       $    --
 ...................................................................................................................................
Putnam VT Voyager Fund
December 31, 1998******            $41.55              $   (.01)(a)      $ 4.27          $ 4.26        $    --       $    --
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IB
-----------------------------------------------------------------------------------------------------------------------------------
                                   In Excess                                                        Total
                                   of Net          From                                             Investment
                                   Realized        Return                                           Return at        Net Assets,
                                   Gain on         of          Total            Net Asset Value,    Net Asset        End of Period
Period ended                       Investments     Capital     Distributions    End of Period       Value (%)(c)     (in thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998******            $    --         $   --      $    --          $ 8.33              (2.80)*          $   111
 ...................................................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998*****             $    --         $   --      $    --          $10.47              (4.38)*          $ 1,963
 ...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******            $    --         $   --      $  (.09)         $10.28               3.69*           $ 1,924
 ...................................................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998******            $    --         $   --      $    --          $18.95               4.35*           $ 1,319
 ...................................................................................................................................
Putnam VT Global Growth Fund
December 31, 1998******            $    --         $   --      $    --          $20.28              12.48*           $   823
 ...................................................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998*****             $    --         $   --      $    --          $28.75               2.61*           $ 7,583
 ...................................................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******            $    --         $   --(e)   $  (.01)         $10.93               9.40*           $ 2,129
 ...................................................................................................................................
Putnam VT High Yield Fund
December 31, 1998******            $    --         $   --      $    --          $11.70              (9.93)*          $ 1,840
 ...................................................................................................................................
Putnam VT International Growth Fund
December 31, 1998******            $    --         $ (.01)     $  (.04)         $13.51                .81*           $ 1,234
 ...................................................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998*****             $  (.18)        $ (.06)     $  (.54)         $12.24              (4.24)*          $   926
 ...................................................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998******            $    --         $   --      $    --          $11.48                .79*           $    85
 ...................................................................................................................................
Putnam VT Investors Fund
December 31, 1998******            $    --         $   --(e)   $  (.01)         $11.64              16.54*           $ 2,619
 ...................................................................................................................................
Putnam VT Money Market Fund
December 31, 1998******            $    --         $   --      $(.0338)         $ 1.00               3.42*           $13,188
 ...................................................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998******            $    --         $   --      $    --          $26.04               8.77*           $ 1,359
 ...................................................................................................................................
Putnam VT New Value Fund
December 31, 1998******            $    --         $   --      $  (.15)         $12.02               2.28*           $   414
 ...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******            $    --         $   --(e)   $    --          $10.08                .82*           $   541
 ...................................................................................................................................
Putnam VT Research Fund
December 31, 1998*******           $    --         $   --      $  (.02)         $11.90              19.19*           $   255
 ...................................................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998******            $    --         $   --      $    --          $13.73               6.60*           $ 2,288
 ...................................................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998******            $    --         $   --      $    --          $18.19              12.35*           $ 1,799
 ...................................................................................................................................
Putnam VT Vista Fund
December 31, 1998******            $    --         $   --      $    --          $14.73               7.05*           $   851
 ...................................................................................................................................
Putnam VT Voyager Fund
December 31, 1998******            $    --         $   --      $    --          $45.81              10.25*           $ 4,332
-----------------------------------------------------------------------------------------------------------------------------------

Financial Highlights (continued)
CLASS IB
--------------------------------------------------------------------------------------------------------
                                                               Ratio of Net
                                             Ratio of          Investment
                                             Expenses          Income
                                             to Average Net    to Average Net     Portfolio
Period ended                                 Assets (%)(d)     Assets (%)         Turnover (%)
--------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
December 31, 1998******                       .85*             (.10)*             136.49
 ........................................................................................................
Putnam VT Diversified Income Fund
December 31, 1998*****                        .69*             5.74*              186.80
 ........................................................................................................
Putnam VT The George Putnam Fund of Boston
December 31, 1998******                       .67(b)*          1.74(b)*            99.85*
 ........................................................................................................
Putnam VT Global Asset Allocation Fund
December 31, 1998******                       .63*             1.82*              133.80
 ........................................................................................................
Putnam VT Global Growth Fund
December 31, 1998******                       .59*             (.34)*             164.56
 ........................................................................................................
Putnam VT Growth and Income Fund
December 31, 1998*****                        .49*             1.20*               63.62
 ........................................................................................................
Putnam VT Health Sciences Fund
December 31, 1998******                       .71(b)*          (.11)(b)*           39.68*
 ........................................................................................................
Putnam VT High Yield Fund
December 31, 1998******                       .58*             7.63*               52.00
 ........................................................................................................
Putnam VT International Growth Fund
December 31, 1998******                       .83*             (.29)*              98.31
 ........................................................................................................
Putnam VT International Growth and Income Fund
December 31, 1998*****                        .84(b)*          (.07)(b)*           62.61
 ........................................................................................................
Putnam VT International New Opportunities Fund
December 31, 1998******                      1.18*             (.44)(b)*          157.72
 ........................................................................................................
Putnam VT Investors Fund
December 31, 1998******                       .67(b)*           .03(b)*            42.97*
 ........................................................................................................
Putnam VT Money Market Fund
December 31, 1998******                       .46*             3.18*                  --
 ........................................................................................................
Putnam VT New Opportunities Fund
December 31, 1998******                       .51*             (.25)*              59.75
 ........................................................................................................
Putnam VT New Value Fund
December 31, 1998******                       .65*             1.26*              130.96
 ........................................................................................................
Putnam VT OTC & Emerging Growth Fund
December 31, 1998******                       .71(b)*          (.42)(b)*           59.93*
 ........................................................................................................
Putnam VT Research Fund
December 31, 1998*******                      .25(b)*           .15(b)*            19.76*
 ........................................................................................................
Putnam VT U.S. Government and High
Quality Bond Fund
December 31, 1998******                       .56*             4.03*              233.04
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
December 31, 1998******                       .59*             1.98*               24.77
 ........................................................................................................
Putnam VT Vista Fund
December 31, 1998******                       .62*             (.18)*             116.48
 ........................................................................................................
Putnam VT Voyager Fund
December 31, 1998******                       .49*             (.04)*              62.99
--------------------------------------------------------------------------------------------------------

See page 270 for Notes to Financial Highlights.

PUTNAM VARIABLE TRUST
Notes to Financial Highlights
*       Not annualized.
**      For the period May 2, 1994 (commencement of operations) to December 31, 1994.
***     For the period May 1, 1995 (commencement of operations) to December 31, 1995.
****    For the period January 2, 1997 (commencement of operations) to December 31, 1997.
*****   For the period April 6, 1998 (commencement of operations) to December 31, 1998.
******  For the period April 30, 1998 (commencement of operations) to December 31, 1998.
******* For the period September 30, 1998 (commencement of operations) to December 31, 1998.
(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:
                                                                       12/31/98    12/31/97    12/31/95    12/31/94
                                                                       --------    --------    --------    --------
    Putnam VT Asia Pacific Growth Fund Class IA                                                  0.03
    Putnam VT George Putnam of Boston Fund Class IA                      0.03
    Putnam VT George Putnam of Boston Fund Class IB                      0.03
    Putnam VT Health Sciences Fund Class IA                              0.01
    Putnam VT Health Sciences Fund Class IB                              0.01
    Putnam VT International Growth Fund Class IA                                     0.01
    Putnam VT International New Opportunities Fund Class IA     less than .01        0.02
    Putnam VT International New Opportunities Fund Class IB     less than .01
    Putnam VT Investors Fund Class IA                           less than .01
    Putnam VT Investors Fund Class IB                           less than .01
    Putnam VT New Opportunities Fund Class IA                                                                0.02
    Putnam VT OTC and Emerging Markets Fund Class IA                     0.06
    Putnam VT OTC and Emerging Markets Fund Class IB                     0.05
    Putnam VT Research Fund Class IA                                     0.03
    Putnam VT Research Fund Class IB                                     0.03
(c) Total investment return assumes dividend reinvestment.
(d) The ratio of expenses to average net assets for the periods ended December 31, 1995, and thereafter, includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts
    (Note 2).
(e) Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.




PUTNAM VARIABLE TRUST
Notes to Financial Statements
December 31, 1998

NOTE 1
SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-one funds: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund.

The Trust offers class IA and class IB shares. The Trust began offering class IB shares on April 6, 1998 for Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund and Putnam VT International Growth and Income fund. On April 30, 1998, the Trust began offering class IB shares for Putnam VT Asia Pacific Growth Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista fund, Putnam VT Voyager Fund and class IA and class IB shares for Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT Investors Fund and Putnam VT OTC & Emerging Growth Fund. On September 30, 1998, the Trust began offering class IA and class IB shares for Putnam VT Research Fund. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market
Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market on which such securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.
Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. (See Sections F and G with respect to the valuation of forward currency contracts, futures and options).

The valuation of Putnam VT Money Market Fund's portfolio is determined by means of the amortized cost method, which approximates market value, as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Trust after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts Each fund (except Putnam VT Money Market
Fund) may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund (other than Putnam VT High Yield Fund and Putnam VT Money Market Fund) may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. Each fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Swap contracts Putnam VT Global Growth Fund and Putnam VT International New Opportunities Fund may engage in swap agreements, which are an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into equity swap agreements, to manage its exposure to equity markets, which involve a commitment by one party to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) TBA purchase commitments Each fund, (except for Putnam VT Money Market Fund), may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments Each fund, (except for Putnam VT Money Market
Fund), may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

K) Line of credit All funds, (except Putnam VT Money Market Fund and Putnam VT Research Fund), have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended December 31, 1998, the funds had no borrowings against the line of credit.

L) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

At December 31, 1998 the following funds had capital loss carryovers, which will expire on the following dates:

                                 Loss Carryover      Expiration Date
--------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund                          $202,000    December 31, 2003
                                      1,664,000    December 31, 2004
                                      9,139,000    December 31, 2005
                                     24,738,000    December 31, 2006
Putnam VT Diversified
  Income Fund                        17,454,000    December 31, 2004
Putnam VT Health
  Sciences Fund                       3,580,000    December 31, 2006
Putnam VT High Yield Fund            19,270,000    December 31, 2006
Putnam VT International
  Growth Fund                         3,461,653    December 31, 2006
Putnam VT International
  New Opportunities Fund              1,359,000    December 31, 2005
                                     10,838,000    December 31, 2006
Putnam VT Investors Fund              7,569,000    December 31, 2006
Putnam VT OTC &
  Emerging Growth Fund                1,801,000    December 31, 2006
Putnam VT Vista Fund                    817,000    December 31, 2005
                                     12,305,000    December 31, 2006
--------------------------------------------------------------------

These capital loss carryovers may be used to offset realized gains, if any.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, foreign taxes, nontaxable dividends, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities, realized and unrealized gains and losses on passive foreign investment companies, net operating loss, foreign tax credit and market premium. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 1998, the fund reclassified the following amounts.

                                                 Accumulated
                              Undistributed      Net Realized
                              Net                Gain/(Loss) on
                              Investment         Investment         Paid-in-
                              Income /(Loss)     Transactions       Capital
---------------------------------------------------------------------------
Putnam VT Asia Pacific
  Growth Fund                    $422,890          $(292,654)    $(130,236)
Putnam VT Diversified
  Income Fund                  (3,417,568)         3,240,847       176,721
Putnam VT The George
  Putnam Fund of Boston             5,917                (53)       (5,864)
Putnam VT Global Asset
  Allocation Fund              (4,883,142)         4,685,440       197,702
Putnam VT Global
  Growth Fund                   8,511,563         (8,772,067)      260,504
Putnam VT Growth and
  Income Fund                  (1,681,971)         2,540,228      (858,257)
Putnam VT Health
  Sciences Fund                       229                 --          (229)
Putnam VT High Yield Fund         768,438            694,370    (1,462,808)
Putnam VT International
  Growth Fund                 $(1,343,110)        $1,190,562      $152,548
Putnam VT International
  Growth and Income Fund       (2,797,212)         2,797,212            --
Putnam VT International
  New Opportunities Fund          464,154           (464,154)           --
Putnam VT Investors Fund              159                 --          (159)
Putnam VT Money Market Fund            --                 --            --
Putnam VT New
  Opportunities Fund            4,679,495              7,686    (4,687,181)
Putnam VT New Value Fund          (93,575)            97,145        (3,570)
Putnam VT OTC &
  Emerging Growth Fund             21,409                 --       (21,409)
Putnam VT Research Fund                --                 --            --
Putnam VT U.S. Government
  and High Quality
  Bond Fund                     1,004,640         (1,004,640)           --
Putnam VT Utilities Growth
  and Income Fund                (273,255)           107,066       166,189
Putnam VT Vista Fund              275,761                 --      (275,761)
Putnam VT Voyager Fund                884               (884)           --
---------------------------------------------------------------------------

The calculation of net investment income per share in the financial highlights table excludes these adjustments.

N) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

O) Beneficial Interest At December 31, 1998, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 76.5% to almost 100% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at December 31, 1998:
                                                               Rate
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                             0.80% of the first $500 million of average net assets,
Putnam VT International Growth Fund                            0.70% of the next $500 million,
Putnam VT International Growth and Income Fund                 0.65% of the next $500 million,
                                                               0.60% of the next $5 billion,
                                                               0.575% of the next $5 billion,
                                                               0.555% of the next $5 billion,
                                                               0.54% of the next $5 billion,
                                                               and 0.53% thereafter.
 .................................................................................................................................
Putnam VT Global Growth Fund                                   0.60% of average net assets.
 .................................................................................................................................
Putnam VT Money Market Fund                                    0.45% of first $500 million of average net assets,
                                                               0.35% of the next $500 million,
                                                               0.30% of the next $500 million,
                                                               0.25% of the next $5 billion,
                                                               0.225% of the next $5 billion,
                                                               0.205% of the next $5 billion,
                                                               0.19% of the next $5 billion,
                                                               and 0.18% thereafter.
 .................................................................................................................................
Putnam VT The George Putnam Fund of Boston                     0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                               0.55% of the next $500 million,
Putnam VT Investors Fund                                       0.50% of the next $500 million,
Putnam VT Research Fund                                        0.45% of the next $5 billion,
Putnam VT U.S. Government and High Quality Bond Fund           0.425% of the next $5 billion,
Putnam VT Vista Fund                                           0.405% of the next $5 billion,
                                                               0.39% of the next $5 billion,
                                                               and 0.38% thereafter.
 .................................................................................................................................
Putnam VT Diversified Income Fund                              0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                         0.60% of the next $500 million,
Putnam VT Health Sciences Fund                                 0.55% of the next $500 million,
Putnam VT High Yield Fund                                      0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                               0.475% of the next $5 billion,
Putnam VT New Value Fund                                       0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund                           0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund                     and 0.43% thereafter.
Putnam VT Voyager Fund
 .................................................................................................................................
Putnam VT International New Opportunities Fund                 1.20% of the first $500 million of average net assets,
                                                               1.10% of the next $500 million,
                                                               1.05% of the next $500 million,
                                                               1.00% of the next $5 billion.
                                                               0.975% of the next $5 billion,
                                                               0.955% of the next $5 billion,
                                                               0.94% of the next $5 billion,
                                                               and 0.93% thereafter.
---------------------------------------------------------------------------------------------------------------------------------

Putnam Management has voluntarily agreed to limit expenses of Putnam VT The George Putnam Fund of Boston, Putnam VT Health Sciences Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund and Putnam VT Vista Fund to an annual rate of 0.85%, 0.90%, 1.20%, 1.20%, 1.60%, 0.85%, 1.10%, 0.90%,
0.85% and 1.05%, respectively, of the fund's average daily net assets. The fund's expenses subject to this limitation are exclusive of brokerage, interest, taxes, insurance, amortization of deferred organization expenses, extraordinary expenses, payments under the funds' distribution plan with respect to class IB shares and credits from Putnam Fiduciary Trust Company ("PFTC"), a subsidiary of Putnam Investments, Inc., if any. The limitations for Putnam VT Health Sciences Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT New Value Fund, and Putnam VT Vista Fund expired on December 31, 1998. The limitations for Putnam VT The George Putnam Fund of Boston, Putnam VT OTC & Emerging Growth Fund and Putnam VT Research Fund will expire on July 31, 1999.

As part of the custodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT High Yield Fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the funds. At December 31, 1998, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of securities purchased.

The Trust reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees

Custodial functions for the funds' assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended December 31, 1998, each fund's expenses were reduced by the following amounts under expense offset arrangements with PFTC and brokerage service arrangements.

Putnam VT Asia Pacific Growth Fund              $    8,280
Putnam VT Diversified Income Fund                  226,307
Putnam VT The George Putnam Fund of Boston           3,957
Putnam VT Global Asset Allocation Fund             162,126
Putnam VT Global Growth Fund                       311,654
Putnam VT Growth and Income Fund                 1,075,191
Putnam VT Health Sciences Fund                       4,930
Putnam VT High Yield Fund                          228,997
Putnam VT International Growth Fund                 44,499
Putnam VT International Growth and
  Income Fund                                       32,200
Putnam VT International New
  Opportunities Fund                                26,659
Putnam VT Investors Fund                                --
Putnam VT Money Market Fund                         17,688
Putnam VT New Opportunities Fund                   273,735
Putnam VT New Value Fund                            67,459
Putnam VT OTC & Emerging Growth Fund                 2,436
Putnam VT Research Fund                              1,070
Putnam VT U.S. Government and
  High Quality Bond Fund                           151,067
Putnam VT Utilities Growth and Income Fund          86,250
Putnam VT Vista Fund                                25,095
Putnam VT Voyager Fund                             506,402

Investor servicing and custodian fees reported in the Statement of operations exclude these credits. Each fund could have invested a portion of these assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $24,490 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of Operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of Assets and Liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently limit payment by the fund to an annual rate of 0.15% of the average net assets.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 1998, purchases and sales of investment securities (other than short-term investments) were as follows:
                                                            U.S. Government
                                                              Obligations                      Other Securities
---------------------------------------------------------------------------------------------------------------------------
                                                      Purchases           Sales           Purchases           Sales
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                  $          --    $          --     $  127,805,614    $  136,945,789
Putnam VT Diversified Income Fund                     400,407,250       398,410,053       847,390,101       753,921,113
Putnam VT The George Putnam Fund of Boston             45,332,378        26,416,431       100,650,525        17,232,185
Putnam VT Global Asset Allocation Fund                343,460,232       326,574,016       904,148,815       958,943,801
Putnam VT Global Growth Fund                                   --                --     2,873,420,265     2,940,781,924
Putnam VT Growth and Income Fund                               --                --     6,144,530,797     5,671,241,965
Putnam VT Health Sciences Fund                                 --                --       140,580,496        23,124,977
Putnam VT High Yield Fund                                      --                --       681,978,795       540,056,410
Putnam VT International Growth Fund                            --                --       360,018,097       221,389,147
Putnam VT International Growth and Income Fund                 --                --       241,719,724       160,978,506
Putnam VT International New Opportunities Fund                 --                --       200,394,162       186,981,372
Putnam VT Investors Fund                                       --                --       244,811,466        39,498,851
Putnam VT New Opportunities Fund                               --                --     2,017,748,894     1,723,677,082
Putnam VT New Value Fund                                       --                --       340,574,470       291,711,693
Putnam VT OTC & Emerging Growth Fund                           --                --        30,931,022         8,070,589
Putnam VT Research Fund                                        --                --        23,293,479         3,025,388
Putnam VT U.S. Government and
  High Quality Bond Fund                            1,329,289,466     1,413,599,653       536,104,409       478,485,405
Putnam VT Utilities Growth and Income Fund                     --                --       286,607,063       209,486,130
Putnam VT Vista Fund                                           --                --       367,101,278       270,228,296
Putnam VT Voyager Fund                                         --                --     3,306,782,553     3,052,998,080

Putnam VT Money Market Fund: Purchases and sales (including maturities) of investment securities
(all short-term obligations) aggregated $10,514,731,127 and $10,314,731,127, respectively.

In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the period are summarized as follows:


                                                                                   Contract Amounts      Premiums Received
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Written options outstanding at beginning of year                                       195,000               $111,848
Options opened                                                                              --                     --
Options expired                                                                       (195,000)              (111,848)
 ...........................................................................................................................
Written options outstanding at end of year                                                  --               $     --
---------------------------------------------------------------------------------------------------------------------------
                                                                                   Contract Amounts      Premiums Received
---------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
Written options outstanding at beginning of year                                       110,000               $ 63,094
Options opened                                                                       8,700,000                 68,730
Options expired                                                                     (8,700,000)               (63,730)
Options closed                                                                        (110,000)               (63,094)
 ...........................................................................................................................
Written options outstanding at end of year                                                  --                $    --
---------------------------------------------------------------------------------------------------------------------------

NOTE 4
CAPITAL SHARES

At December 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:
                                                                                     Year ended December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                       1998                             1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Shares          Amount           Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                        14,515,839      $121,743,149      14,980,776      $159,622,762
Shares issued in connection with reinvestment of distributions        522,362         4,643,577         257,429         2,664,413
 ...................................................................................................................................
                                                                   15,038,201       126,386,726      15,238,205       162,287,175
Shares repurchased                                                (16,420,839)     (137,629,809)    (14,827,774)     (158,235,275)
 ...................................................................................................................................
Net increase / (decrease)                                          (1,382,638)     $(11,243,083)        410,431        $4,051,900
 ...................................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                                         8,709,460       $94,044,101       9,541,469      $105,120,942
Shares issued in connection with reinvestment of distributions      3,487,558        38,015,120       3,243,553        33,700,504
 ...................................................................................................................................
                                                                   12,197,018       132,059,221      12,785,022       138,821,446
Shares repurchased                                                 (2,147,661)      (22,878,046)     (2,918,154)      (32,026,936)
 ...................................................................................................................................
Net increase                                                       10,049,357      $109,181,175       9,866,868      $106,794,510
 ...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                         1,663,813       $30,691,597       5,393,308       $96,152,920
Shares issued in connection with reinvestment of distributions      6,281,033       115,445,376       4,508,773        72,410,893
 ...................................................................................................................................
                                                                    7,944,846       146,136,973       9,902,081       168,563,813
Shares repurchased                                                 (5,049,801)      (83,976,270)     (2,265,912)      (40,155,224)
 ...................................................................................................................................
Net increase                                                        2,895,045       $62,160,703       7,636,169      $128,408,589
 ...................................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                                         5,476,202      $101,077,420      15,785,671      $282,076,454
Shares issued in connection with reinvestment of distributions     15,013,640       270,695,929       4,289,449        69,791,593
 ...................................................................................................................................
                                                                   20,489,842       371,773,349      20,075,120       351,868,047
Shares repurchased                                                (10,353,865)     (185,434,709)    (11,889,504)     (214,569,926)
 ...................................................................................................................................
Net increase                                                       10,135,977      $186,338,640       8,185,616      $137,298,121
 ...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                        20,985,496      $581,667,698      47,137,172    $1,236,095,794
Shares issued in connection with reinvestment of distributions     40,815,316     1,128,875,141      18,862,126       441,939,624
 ...................................................................................................................................
                                                                   61,800,812     1,710,542,839      65,999,298     1,678,035,418
Shares repurchased                                                (10,426,008)     (265,941,519)     (2,856,470)      (76,453,166)
 ...................................................................................................................................
Net increase                                                       51,374,804    $1,444,601,320      63,142,828    $1,601,582,252
 ...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                        18,556,404      $235,392,170      25,952,072      $333,531,634
Shares issued in connection with reinvestment of distributions      7,489,969        97,294,708       5,432,325        64,753,303
 ...................................................................................................................................
                                                                   26,046,373       332,686,878      31,384,397       398,284,937
Shares repurchased                                                (13,073,429)     (164,448,561)    (15,521,671)     (197,862,555)
 ...................................................................................................................................
Net increase                                                       12,972,944      $168,238,317      15,862,726      $200,422,382
 ...................................................................................................................................

                                                                                          Year ended December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                       1998                            1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Shares              Amount        Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund*
Shares sold                                                                --    $1,326,313,560              --    $1,150,816,521
Shares issued in connection with reinvestment of distributions             --        25,507,476              --        23,808,416
 ...................................................................................................................................
                                                                           --     1,351,821,036              --     1,174,624,937
Shares repurchased                                                         --    (1,162,240,098)             --    (1,206,180,090)
 ...................................................................................................................................
Net increase / (decrease)                                                  --      $189,580,938              --      $(31,555,153)
 ...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                        27,436,458      $623,952,044      42,527,077      $825,207,792
Shares issued in connection with reinvestment of distributions      1,675,396        40,377,073              --                --
 ...................................................................................................................................
                                                                   29,111,854       664,329,117      42,527,077       825,207,792
Shares repurchased                                                (13,491,638)     (296,850,106)    (17,725,793)     (353,759,228)
 ...................................................................................................................................
Net increase                                                       15,620,216      $367,479,011      24,801,284      $471,448,564
 ...................................................................................................................................
Putnam VT U.S. Government and High Quality Bond Fund
Shares sold                                                        17,955,653      $240,755,061       4,028,621       $52,586,470
Shares issued in connection with reinvestment of distributions      3,409,652        43,984,534       4,021,287        49,260,624
 ...................................................................................................................................
                                                                   21,365,305       284,739,595       8,049,908       101,847,094
Shares repurchased                                                 (7,327,772)      (97,430,466)     (8,201,591)     (105,795,429)
 ...................................................................................................................................
Net increase / (decrease)                                          14,037,533      $187,309,129        (151,683)      $(3,948,335)
 ...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                         7,091,793      $119,907,018       3,065,697       $46,150,502
Shares issued in connection with reinvestment of distributions      4,068,620        68,230,944       4,346,225        57,978,644
 ...................................................................................................................................
                                                                   11,160,413       188,137,962       7,411,922       104,129,146
Shares repurchased                                                 (3,313,634)      (55,299,872)     (3,862,391)      (56,485,945)
 ...................................................................................................................................
Net increase                                                        7,846,779      $132,838,090       3,549,531       $47,643,201
 ...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                        11,171,124      $472,514,985      15,684,768      $548,622,563
Shares issued in connection with reinvestment of distributions      7,074,700       299,542,818       5,526,440       161,925,401
 ...................................................................................................................................
                                                                   18,245,824       772,057,803      21,211,208       710,547,964
Shares repurchased                                                 (7,792,260)     (317,254,923)     (5,965,623)     (202,280,554)
 ...................................................................................................................................
Net increase                                                       10,453,564      $454,802,880      15,245,585      $508,267,410
 ...................................................................................................................................

                                                                                                     For the period January 2, 1997
                                                                                                       (commencement of operations)
                                                                       Year ended December 31                 to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                      1998                                  1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Shares           Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
Shares sold                                                        21,731,822      $278,376,472      15,588,769      $176,706,662
Shares issued in connection with reinvestment of distributions         77,443         1,035,088         197,659         2,260,513
 ...................................................................................................................................
                                                                   21,809,265       279,411,560      15,786,428       178,967,175
Shares repurchased                                                (11,524,363)     (145,094,826)     (2,832,498)      (33,954,587)
 ...................................................................................................................................
Net increase                                                       10,284,902      $134,316,734      12,953,930      $145,012,588
 ...................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                        21,724,405      $270,979,799      21,411,817      $242,336,069
Shares issued in connection with reinvestment of distributions      1,155,897        13,858,891         601,961         6,866,795
 ...................................................................................................................................
                                                                   22,880,302       284,838,690      22,013,778       249,202,864
Shares repurchased                                                (15,879,232)     (196,633,807)     (4,352,599)      (51,307,919)
 ...................................................................................................................................
Net increase                                                        7,001,070       $88,204,883      17,661,179      $197,894,945
 ...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                        12,231,470      $132,101,452      13,100,759      $137,247,387
Shares issued in connection with reinvestment of distributions         20,301           235,886          30,962           308,201
 ...................................................................................................................................
                                                                   12,251,771      $132,337,338      13,131,721       137,555,588
Shares repurchased                                                (11,210,273)     (121,386,304)     (2,634,975)      (27,483,351)
 ...................................................................................................................................
Net increase                                                        1,041,498       $10,951,034      10,496,746      $110,072,237
 ...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                         4,966,193       $58,040,751      16,943,165      $186,035,346
Shares issued in connection with reinvestment of distributions        749,867         8,994,613              --                --
 ...................................................................................................................................
                                                                    5,716,060        67,035,364      16,943,165       186,035,346
Shares repurchased                                                 (1,068,232)      (11,996,883)       (348,509)       (3,868,960)
 ...................................................................................................................................
Net increase                                                        4,647,828       $55,038,481      16,594,656      $182,166,386
 ...................................................................................................................................
Putnam VT Vista Fund
Shares sold                                                         8,782,307      $117,572,026      15,177,780      $166,041,176
Shares issued in connection with reinvestment of distributions             --                --           1,132            13,256
 ...................................................................................................................................
                                                                    8,782,307       117,572,026      15,178,912       166,054,432
Shares repurchased                                                 (1,468,312)      (18,868,164)     (1,580,403)      (16,817,535)
 ...................................................................................................................................
Net increase                                                        7,313,995       $98,703,862      13,598,509      $149,236,897
 ...................................................................................................................................

                                                                   For the period April 30, 1998
                                                                    (commencement of operations)
                                                                           to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                       1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     Shares            Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
Shares sold                                                        10,809,311      $106,347,285
Shares issued in connection with reinvestment of distributions         88,215           909,452
 ...................................................................................................................................
                                                                   10,897,526       107,256,737
Shares repurchased                                                    (83,984)         (839,455)
 ...................................................................................................................................
Net increase                                                       10,813,542      $106,417,282
 ...................................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                                        12,220,083      $120,760,740
Shares issued in connection with reinvestment of distributions         11,140           116,406
 ...................................................................................................................................
                                                                   12,231,223       120,877,146
Shares repurchased                                                   (147,346)       (1,374,766)
 ...................................................................................................................................
Net increase                                                       12,083,877      $119,502,380
 ...................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                        21,117,159      $215,592,502
Shares issued in connection with reinvestment of distributions         26,323           292,030
 ...................................................................................................................................
                                                                   21,143,482       215,884,532
Shares repurchased                                                   (452,016)       (4,380,042)
 ...................................................................................................................................
Net increase                                                       20,691,466      $211,504,490
 ...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                         3,246,140       $28,933,251
Shares issued in connection with reinvestment of distributions          1,071            10,506
 ...................................................................................................................................
                                                                    3,247,211        28,943,757
Shares repurchased                                                   (665,964)       (5,915,549)
 ...................................................................................................................................
Net increase                                                        2,581,247       $23,028,208
 ...................................................................................................................................

                                                                  For the period September 30, 1998
                                                                     (commencement of operations)
                                                                            to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IA                                                                         1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
Shares sold                                                         1,730,005       $18,765,825
Shares issued in connection with reinvestment of distributions          2,596            33,716
 ...................................................................................................................................
                                                                    1,732,601        18,799,541
Shares repurchased                                                    (35,497)         (388,854)
 ...................................................................................................................................
Net increase                                                        1,697,104       $18,410,687
 ...................................................................................................................................

                                                                     For the period April 6, 1998
                                                                     (commencement of operations)
                                                                            to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                         1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
Shares sold                                                           195,858        $2,027,314
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      195,858         2,027,314
Shares repurchased                                                     (8,374)          (87,075)
 ...................................................................................................................................
Net increase                                                          187,484        $1,940,239
 ...................................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                                           276,080        $7,428,789
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      276,080         7,428,789
Shares repurchased                                                    (12,336)         (327,114)
 ...................................................................................................................................
Net increase                                                          263,744        $7,101,675
 ...................................................................................................................................
Putnam VT International Growth and Income Fund
Shares sold                                                           608,066        $7,391,930
Shares issued in connection with reinvestment of distributions          3,639            49,934
 ...................................................................................................................................
                                                                      611,705         7,441,864
Shares repurchased                                                   (536,080)       (6,527,805)
 ...................................................................................................................................
Net increase                                                           75,625          $914,059
 ...................................................................................................................................

                                                                    For the period April 30, 1998
                                                                     (commencement of operations)
                                                                            to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                         1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                                            53,802          $429,706
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       53,802           429,706
Shares repurchased                                                    (40,449)         (326,640)
 ...................................................................................................................................
Net increase                                                           13,353          $103,066
 ...................................................................................................................................
Putnam VT The George Putnam Fund of Boston
Shares sold                                                           199,620         1,968,137
Shares issued in connection with reinvestment of distributions          1,515            15,315
 ...................................................................................................................................
                                                                      201,135         1,983,452
Shares repurchased                                                    (14,094)         (134,745)
 ...................................................................................................................................
Net increase                                                          187,041        $1,848,707
 ...................................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                                            96,750         1,660,404
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       96,750         1,660,404
Shares repurchased                                                    (27,146)         (454,064)
 ...................................................................................................................................
Net increase                                                           69,604        $1,206,340
 ...................................................................................................................................

                                                                   For the period April 30, 1998
                                                                    (commencement of operations)
                                                                           to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                         1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
Shares sold                                                            42,380          $770,977
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       42,380           770,977
Shares repurchased                                                     (1,774)          (32,038)
 ...................................................................................................................................
Net increase                                                           40,606          $738,939
 ...................................................................................................................................
Putnam VT Health Sciences
Shares sold                                                           212,762        $2,141,302
Shares issued in connection with reinvestment of distributions            150             1,539
 ...................................................................................................................................
                                                                      212,912         2,142,841
Shares repurchased                                                    (18,332)         (176,015)
 ...................................................................................................................................
Net increase                                                          194,580        $1,966,826
 ...................................................................................................................................
Putnam VT High Yield Fund
Shares sold                                                           171,952        $2,001,433
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      171,952         2,001,433
Shares repurchased                                                    (14,766)         (172,340)
 ...................................................................................................................................
Net increase                                                          157,186        $1,829,093
 ...................................................................................................................................
Putnam VT International Growth Fund
Shares sold                                                         5,852,161       $73,651,911
Shares issued in connection with reinvestment of distributions          1,921            25,159
 ...................................................................................................................................
                                                                    5,854,082        73,677,070
Shares repurchased                                                 (5,762,725)      (73,161,247)
 ...................................................................................................................................
Net increase                                                           91,357          $515,823
 ...................................................................................................................................
Putnam VT International New Opportunities Fund
Shares sold                                                           108,166        $1,152,171
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      108,166         1,152,171
Shares repurchased                                                   (100,761)       (1,078,204)
 ...................................................................................................................................
Net increase                                                            7,405           $73,967
 ...................................................................................................................................
Putnam VT Investors Fund
Shares sold                                                           247,380        $2,485,702
Shares issued in connection with reinvestment of distributions            235             2,577
 ...................................................................................................................................
                                                                      247,615         2,488,279
Shares repurchased                                                    (22,691)         (222,226)
 ...................................................................................................................................
Net increase                                                          224,924        $2,266,053
 ...................................................................................................................................

                                                                    For the period April 30, 1998
                                                                     (commencement of operations)
                                                                             to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                           1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund*
Shares sold                                                                --       $90,825,384
Shares issued in connection with reinvestment of distributions             --            74,893
 ...................................................................................................................................
                                                                                     90,900,277
Shares repurchased                                                         --       (77,712,330)
 ...................................................................................................................................
Net increase                                                               --       $13,187,947
 ...................................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                                            52,748        $1,135,739
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       52,748         1,135,739
Shares repurchased                                                       (570)          (12,851)
 ...................................................................................................................................
Net increase                                                           52,178        $1,122,888
 ...................................................................................................................................
Putnam VT New Value Fund
Shares sold                                                            36,641          $419,909
Shares issued in connection with reinvestment of distributions            235             4,743
 ...................................................................................................................................
                                                                       36,876           424,652
Shares repurchased                                                     (2,418)          (28,990)
 ...................................................................................................................................
Net increase                                                           34,458          $395,662
 ...................................................................................................................................
Putnam VT OTC & Emerging Growth Fund
Shares sold                                                            60,996          $517,701
Shares issued in connection with reinvestment of distributions             10                91
 ...................................................................................................................................
                                                                       61,006           517,792
Shares repurchased                                                     (7,468)          (55,731)
 ...................................................................................................................................
Net increase                                                           53,538          $462,061
 ...................................................................................................................................
Putnam VT U.S. Government and High Qualtiy Bond Fund
Shares sold                                                           179,630        $2,436,861
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      179,630         2,436,861
Shares repurchased                                                    (12,937)         (175,621)
 ...................................................................................................................................
Net increase                                                          166,693        $2,261,240
 ...................................................................................................................................
Putnam VT Utilities Growth and Income Fund
Shares sold                                                           104,468        $1,806,219
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                      104,468         1,806,219
Shares repurchased                                                     (5,567)          (94,079)
 ...................................................................................................................................
Net increase                                                           98,901        $1,712,140
 ...................................................................................................................................

                                                                     For the period April 30, 1998
                                                                      (commencement of operations)
                                                                             to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                           1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
Shares sold                                                            61,163          $755,629
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       61,163           755,629
Shares repurchased                                                     (3,353)          (43,525)
 ...................................................................................................................................
Net increase                                                           57,810          $712,104
 ...................................................................................................................................
Putnam VT Voyager Fund
Shares sold                                                            98,970        $3,926,028
Shares issued in connection with reinvestment of distributions             --                --
 ...................................................................................................................................
                                                                       98,970         3,926,028
Shares repurchased                                                     (4,411)         (167,486)
 ...................................................................................................................................
Net increase                                                           94,559        $3,758,542
 ...................................................................................................................................

                                                                   For the period September 30, 1998
                                                                      (commencement of operations)
                                                                             to December 31
-----------------------------------------------------------------------------------------------------------------------------------
Class IB                                                                          1998
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Shares           Amount
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
Shares sold                                                            21,319          $229,977
Shares issued in connection with reinvestment of distributions             23               263
 ...................................................................................................................................
                                                                       21,342           230,240
Shares repurchased                                                        (32)             (361)
 ...................................................................................................................................
Net increase                                                           21,310          $229,879
 ...................................................................................................................................
*Putnam VT Money Market Fund transactions were at a constant net asset value of $1.00 per share.


NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

The following were established as a series of Putnam Variable Trust, a Massachusetts business trusts on April 29, 1998. During the period April 29, 1998 to April 30, 1998 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.
Fund name                                           Capital contribution           Shares issued
-----------------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT The George Putnam Fund of Boston              $2,000,000                   200,000
Putnam VT Health Sciences Fund                           2,000,000                   200,000
Putnam VT Investors Fund                                 2,000,000                   200,000
Putnam VT OTC & Emerging Growth Fund                     2,000,000                   200,000

Class IB
Putnam VT The George Putnam Fund of Boston              $    1,000                       100
Putnam VT Health Sciences Fund                               1,000                       100
Putnam VT Investors Fund                                     1,000                       100
Putnam VT OTC & Emerging Growth Fund                         1,000                       100

The following was established as a series of Putnam Variable Trust, a Massachusetts business trusts on September 29, 1998.
During the period September 29, 1998 to September 30, 1998 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                                           Capital contribution           Shares issued
-----------------------------------------------------------------------------------------------------------------------------------
Class IA
Putnam VT Research Fund                                 $1,999,000                   199,900

Class IB
Putnam VT Research Fund                                 $    1,000                       100

The following were established as a series of Putnam Variable Trust, a Massachusetts business trusts on January 1, 1997.
During the period January 1, 1997 to January 2, 1997 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                                           Capital contribution           Shares issued
-----------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income               $2,500,000                   250,000
Putnam VT International Growth                           2,500,000                   250,000
Putnam VT International New Opportunities                2,500,000                   250,000
Putnam VT Vista                                          2,500,000                   250,000
Putnam VT New Value                                        250,000                    25,000


PUTNAM VARIABLE TRUST
Federal tax information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, as amended, the Fund hereby designates the following amounts as capital gain, for its taxable year ended December 31, 1998.

Putnam VT Asia Pacific Growth Fund                             $--
Putnam VT Diversified Income Fund                        6,247,903
Putnam VT The George Putnam Fund of Boston                     278
Putnam VT Global Asset Allocation Fund                 109,304,705
Putnam VT Global Growth                                319,736,151
Putnam VT Growth and Income Fund                     1,373,169,762
Putnam VT Health Sciences Fund                                  --
Putnam VT High Yield Fund                                9,370,273
Putnam VT International Growth Fund                             --
Putnam VT International Growth and Income Fund           6,457,825
Putnam VT International New Opportunities Fund                  --
Putnam VT Investors Fund                                        --
Putnam VT Money Market Fund                                     --
Putnam VT New Opportunities Fund                        91,589,783
Putnam VT New Value Fund                                 1,515,986
Putnam VT OTC & Emerging Growth Fund                            --
Putnam VT Research Fund                                         --
Putnam VT U.S. Government and High Quality Bond Fund     5,603,976
Putnam VT Utilities Growth and Income Fund              56,431,745
Putnam VT Vista                                                 --
Putnam VT Voyager                                      810,358,740

For the period, interest and dividends from foreign countries and per share and taxes paid to foreign countries and per share were the following:

                                                      Interest and
Fund Name                                               Dividends       Per Share      Taxes Paid      Per Share
----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     $2,073,203        $0.19026        $99,985        $0.00918
Punam VT Diversified Income Fund                               --              --             --              --
Putnam VT The George Putnam Fund of Boston                     --              --             --              --
Putnam VT Global Asset Allocation Fund                         --              --             --              --
Putnam VT Global Growth                                14,843,390        0.015139      1,333,333        0.013600
Putnam VT Growth and Income Fund                               --              --             --              --
Putnam VT Health Sciences Fund                                 --              --             --              --
Putnam VT High Yield Fund                                      --              --             --              --
Putnam VT International Growth Fund                     3,937,002        0.166962        288,072        0.012217
Putnam VT International Growth and Income Fund          6,374,542        0.255105        640,634        0.025638
Putnam VT International New Opportunities Fund          1,091,779        0.092558        164,870        0.013977
Putnam VT Investors Fund                                       --              --             --              --
Putnam VT Money Market Fund                                    --              --             --              --
Putnam VT New Opportunities Fund                               --              --             --              --
Putnam VT New Value Fund                                       --              --             --              --
Putnam VT OTC & Emerging Growth Fund                           --              --             --              --
Putnam VT Research Fund                                        --              --             --              --
Putnam VT U.S. Government and High Quality Bond Fund           --              --             --              --
Putnam VT Utilities Growth and Income Fund                     --              --             --              --
Putnam VT Vista                                                --              --             --              --
Putnam VT Voyager                                              --              --             --              --


The Fund has designated the following amounts of the distributions from net investment income as qualifying for the dividends received deduction for coporations.

Putnam VT Asia Pacific Growth Fund                         --%
Punam VT Diversified Income Fund                         5.11
Putnam VT The George Putnam Fund of Boston              32.92
Putnam VT Global Asset Allocation Fund                  28.88
Putnam VT Global Growth                                 36.45
Putnam VT Growth and Income Fund                        55.23
Putnam VT Health Sciences Fund                         100.00
Putnam VT High Yield Fund                                9.20
Putnam VT International Growth Fund                        --
Putnam VT International Growth and Income Fund           1.67
Putnam VT International New Opportunities Fund             --
Putnam VT Investors Fund                               100.00
Putnam VT Money Market Fund                                --
Putnam VT New Opportunities Fund                           --
Putnam VT New Value Fund                               100.00
Putnam VT OTC & Emerging Growth Fund                       --
Putnam VT Research Fund                                100.00
Putnam VT U.S. Government and High Quality Bond Fund       --
Putnam VT Utilities Growth and Income Fund              78.40
Putnam VT Vista                                        100.00
Putnam VT Voyager                                      100.00


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Hartford Life Insurance Company
P.O. Box 2999
Hartford, CT 06104-2999

The Hartford Life Insurance Companies
Variable Insurance Separate Accounts

Hartford Life Insurance Company
Putnam Capital Manager Trust
Separate Account

Hartford Life Insurance Company
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life Insurance Company
Putnam Capital Manager Trust
Separate Account
Variable Life Two

Hartford Life Insurance Company
Putnam Capital Manager Trust
Separate Account Five

Hartford Life and Annuity
Insurance Company
Putnam Capital Manager Trust
Separate Account Two

Hartford Life and Annuity
Insurance Company
Putnam Capital Manager Trust
Separate Account Five

Hartford Life and Annuity
Insurance Company
Putnam Capital Manager Trust
Separate Account
Variable Life One

Hartford Life and Annuity
Insurance Company
Putnam Capital Manager Trust
Separate Account
Variable Life Two


FUND INFORMATION

Investment Manager
Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

Marketing Services
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

Investor Servicing Agent
Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI 02940-1203
1-800-225-1581

Custodian
Putnam Fiduciary
Trust Company

Legal Counsel
Ropes & Gray

Independent Accountants
Arthur Andersen LLP
PricewaterhouseCoopers LLP

Separate Accounts
Hartford Life Insurance Companies

Underwriter
Hartford Securities Distribution Company, Inc. (HSD)

Trustees
George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

                               [HARTFORD LOGO OMITTED]
PUTNAM INVESTMENTS                      Hartford Life

This report has been prepared for the contract owners of Putnam Hartford Capital Manager variable insurance separate accounts issued by the Hartford Life Insurance Companies. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the separate accounts' policies, charges, and other matters of interest for the prospective investor.


BULK RATE
U.S. POSTAGE PAID
PERMIT #20
HOLLISTON, MA
01746


S500-50115 HV-2234-0